UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03290

Name of Fund:  BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock Advantage Large Cap Core V.I. Fund
BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Advantage U.S. Total Market V.I. Fund

BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Government Money Market V.I. Fund
BlackRock International Index V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Small Cap Index V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2020

Date of reporting period: 12/31/2020

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

Dear Shareholder,
The 12-month reporting period as of December 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the coronavirus became increasingly apparent throughout
February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-
at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimulus. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low.
In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-
term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the
European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts get under way. The results of the
U.S. elections also cleared the way for additional stimulus spending in 2021, which is likely to be a solid tailwind for economic growth. Inflation should increase as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.
Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and
Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-
protected bonds, and Euro area peripherals and Asian bonds also provide attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2020
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
22.16% 18.40%
U.S. small cap equities
(Russell 2000
®
Index)
37.85 19.96
International equities
(MSCI Europe, Australasia,
Far East Index)
21.61 7.82
Emerging market equities
(MSCI Emerging Markets
Index)
31.14 18.31
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.07 0.67
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(1.87) 10.58
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
1.29 7.51
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.92 4.95
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
11.32 7.05
This Page is not Part of Your Fund Report

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders
2
BlackRock 60/40 Target Allocation ETF V.I. Fund
Investment Objective
BlackRock 60/40 Target Allocation ETF V.I. Fund’s (the “Fund”) investment objective is to seek to provide total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund outperformed its blended benchmark (60% MSCI All Country World Index / 40% Bloomberg Barclays U.S.
Aggregate Bond Index).
What factors influenced performance?
The largest positive contributions to the Fund’s relative performance came from exposures to U.S. large-cap stocks, as well as to equities within the information technology
(“IT”) and medical device sectors.
Equity exposures driven by size and quality factor and exposure to high yield corporate bonds were the largest detractors from performance.
Describe recent portfolio activity.
The portfolio made six notable shifts in 2020 in the form of four quarterly trades and two intra-quarter trades in response to the March 2020 market sell-off and the U.S.
presidential election. Overall, the Fund maintained an overweight to stocks throughout the period, with an overweight in U.S. equities relative to emerging market and non-
U.S. developed market stocks, amid support from easing trade tensions along with continued fiscal and monetary stimulus. Following the market shock in March in response to the onset of COVID-19, the Fund rebalanced back to the target asset class allocations. In June, the Fund continued its tilt to risk assets and increased its equity overweight, triggered by the relatively successful reopening of major economies globally. Strategic positions within the IT and medical devices sectors were maintained. In early October
2020, the Fund trimmed its equity position in anticipation of possible volatility driven by uncertainty over the U.S. election. In early November 2020 after the election was decided, the Fund added back to equities, increasing its equity overweight by 2%, with a preference for U.S. stocks generally and cyclical names in particular.
Describe portfolio positioning at period end.
At period end, the Fund was overweight in equity ETFs, driven by an ultra-accommodative Fed, positive vaccine news and reduced uncertainty following the presidential election. As the investment adviser believes the economic recovery will continue to gather momentum, the Fund was positioned broadly to lean into risk, with balanced exposure to both growth and value names.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
 Percent of
Affiliated Investment
Companies
Equity Funds .................................... 55%
Fixed Income Funds ............................... 29
Short-Term Securities .............................. 16
–

Fund Summary
as of December 31, 2020 (continued)
3
Fund Summary
BlackRock 60/40 Target Allocation ETF V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The Fund’s total returns prior to
May 1, 2019, are the returns of the Fund when it followed different investment strategies under the name BlackRock iShares
®
Dynamic Allocation V.I. Fund.
(b)
The Fund invests in a portfolio of underlying exchange-traded funds that seek to track equity and fixed income indices.
(c)
A customized weighted index comprised of 60% MSCI All Country World Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
(d)
MSCI All Country World Index comprises large and mid-capitalization developed and emerging market equities.
(e)
A broad-based flagship benchmark that measures the inves tment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(f)
Commencement of operations.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years
Since
Inception
(b)
Class I
(c)
.................................................................. 15.52% 14.67% 10.16% 7.09%
Class III
(c)
.................................................................. 15.40 14.35 9.87 6.82
60% MSCI All Country World Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index ....... 14.65 13.49 9.37 7.20
MSCI All Country World Index ................................................... 24.01 16.25 12.26 9.00
Bloomberg Barclays U.S. Aggregate Bond Index ..................................... 1.29 7.51 4.44 3.88
(a)
For the portion of the period, the Fund's investment adviser waived a portion of its fee. Without such waiver, the Fund's performance would have been lower.
(b)
The Fund commenced operations on April 30, 2014.
(c)
Average annual and cumulative total returns are based on changes in net asset value ("NAV") for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. The Fund’s total returns prior to May 1, 2019 are the returns of the Fund when it followed different investment strategies under the name BlackRock iShares
®
Dynamic Allocation V.I. Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Disclosure of Expenses
2020
BlackRock Annual Report To Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,155.20 $ 1.03 $ 1,000.00 $ 1,024.18 $ 0.97 0.19%
Class III .................................. 1,000.00 1,154.00 2.38 1,000.00 1,022.92 2.24 0.44
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

BlackRock 60/40 Target Allocation ETF V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security Shares Value
Affiliated Investment Companies — 118.6%
*
Equity Funds — 65.5%
iShares Core MSCI EAFE ETF .......... 84,647 $ 5,848,261
iShares Core S&P 500 ETF ............ 134,042 50,318,026
iShares Core S&P Small-Cap ETF
(a)
....... 68,589 6,303,329
iShares ESG Aware MSCI EM ETF
(a)
...... 457,727 19,215,379
iShares Global Tech ETF
(a)
............. 28,436 8,532,222
iShares MSCI EAFE Growth ETF
(a)
....... 189,550 19,127,491
iShares MSCI USA Min Vol Factor ETF
(a)
... 75,528 5,126,841
iShares MSCI USA Value Factor ETF
(a)
..... 121,158 10,529,842
iShares Trust ESG Aware MSCI USA ETF
(a)
.. 466,241 40,110,713
iShares U.S. Medical Devices ETF
(a)
...... 24,627 8,060,417
173,172,521
Security Shares Value
Fixed Income Funds — 33.9%
iShares 0-5 Year High Yield Corporate Bond
ETF ........................... 215,670 $ 9,800,045
iShares 20+ Year Treasury Bond ETF ...... 14,499 2,286,927
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(a)
..................... 220,945 30,519,133
iShares MBS ETF ................... 88,719 9,770,623
iShares Trust 1-5 Year Investment Grade
Corporate Bond ETF ............... 261,351 14,418,735
iShares U.S. Treasury Bond ETF ......... 820,898 22,361,262
89,156,725
Short-Term Securities — 19.2%
(b)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 0.00% ..................... 1,321,139 1,321,139
SL Liquidity Series, LLC, Money Market Series,
0.17%
(c)
........................ 49,434,201 49,449,031
50,770,170
Total Affiliated Investment Companies — 118.6%
(Cost: $271,997,130) .............................. 313,099,416
Liabilities in Excess of Other Assets — (18.6) % ............ (49,180,257)
Net Assets — 100.0% ............................... $ 263,919,159
(a)
All or a portion of this security is on loan.
(b)
Annualized 7-day yield as of period end.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,018,799 $ — $ (697,660) $ — $ — $ 1,321,139 1,321,139 $ 3,394 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 8,665,198 40,805,675 — (21,263) (579) 49,449,031 49,434,201 132,224
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF ...... — 9,399,064 (94,907) 2,258 493,630 9,800,045 215,670 338,866 —
iShares 20+ Year Treasury Bond
ETF .................. 3,534,267 1,196,482 (3,176,458) 613,586 119,050 2,286,927 14,499 42,327 —
iShares Core MSCI EAFE ETF .. 16,583,616 12,479,468 (20,755,687) (2,692,154) 233,018 5,848,261 84,647 143,526 —
iShares Core MSCI Emerging
Markets ETF
(c)
........... 12,645,266 2,697,043 (12,120,948) (2,660,383) (560,978) — — — —
iShares Core S&P 500 ETF .... 46,932,832 17,336,246 (21,057,622) 2,078,559 5,028,011 50,318,026 134,042 817,247 —
iShares Core S&P Small-Cap ETF — 8,981,814 (4,310,013) 220,900 1,410,628 6,303,329 68,589 78,476 —
iShares Core S&P Total U.S.
Stock Market ETF
(c)
....... 5,953,311 6,914,001 (11,210,798) (1,168,334) (488,180) — — 47,858 —
iShares Edge MSCI USA Quality
Factor ETF
(c)
............ 10,824,776 2,113,357 (11,537,963) (597,826) (802,344) — — 53,096 —
iShares Edge MSCI USA Size
Factor ETF
(c)
............ 9,304,701 789,880 (8,973,997) (804,524) (316,060) — — 29,015 —
iShares ESG Aware MSCI EM
ETF .................. — 18,059,417 (4,329,640) 486,700 4,998,902 19,215,379 457,727 222,777 —
iShares Global Tech ETF ..... 7,973,782 1,483,526 (3,567,695) 845,639 1,796,970 8,532,222 28,436 52,892 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... — 7,787,420 (7,278,786) (508,634) — — — 96,788 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... — 33,126,824 (3,724,525) (8,357) 1,125,191 30,519,133 220,945 569,234 —
iShares Intermediate-Term
Corporate Bond ETF
(c)
..... 12,542,813 1,026,830 (13,466,785) 807,752 (910,610) — — 107,459 —
iShares MBS ETF .......... 12,270,861 10,586,728 (13,245,256) 301,725 (143,435) 9,770,623 88,719 98,194 —
iShares MSCI EAFE Growth ETF — 17,061,814 (3,229,883) 571,854 4,723,706 19,127,491 189,550 165,313 —

2020
BlackRock Annual Report to Shareholders
BlackRock 60/40 Target Allocation ETF V.I. Fund
6
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
iShares MSCI USA Min Vol Factor
ETF .................. $ 5,917,973 $ 1,161,605 $ (1,967,383) $ 48,040 $ (33,394) 5,126,841 75,528 $ 94,717 $ —
iShares MSCI USA Value Factor
ETF .................. — 8,667,398 (92,207) 11,906 1,942,745 10,529,842 121,158 161,371 —
iShares Short Maturity Bond ETF
(c)
5,667,949 11,464,863 (17,240,418) 118,211 (10,605) — — 107,276 —
iShares Trust 1-5 Year Investment
Grade Corporate Bond ETF .. — 14,355,352 (112,825) 1,228 174,980 14,418,735 261,351 166,892 —
iShares Trust ESG Aware MSCI
USA ETF .............. — 32,202,448 (990,883) 141,040 8,758,108 40,110,713 466,241 313,667 —
iShares U.S. Medical Devices ETF — 6,616,689 (509,495) 104,718 1,848,505 8,060,417 24,627 19,243 —
iShares U.S. Treasury Bond ETF 33,798,186 11,788,434 (25,024,243) 2,273,772 (474,887) 22,361,262 820,898 315,607 191,379
$ 166,413 $ 28,912,372 $ 313,099,416 $ 4,177,459 $ 191,379
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Affiliated Investment Companies ................................ $ 262,329,246 $ — $ — $ 262,329,246
Short-Term Securities ....................................... 1,321,139 — — 1,321,139
Subtotal ....................................................
$ 263,650,385 $ — $ — $ 263,650,385
Investments valued at NAV
(a)
...................................... 49,449,031
$ —
Total Investments .............................................. $ 313,099,416
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
December 31, 2020
7
Financial Statements
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
ASSETS
Investments at value — affiliated (including securities loaned at value of $48,520,602) (cost — $271,997,130) ........................................... $ 313,099,416
Receivables: –
Securities lending income — affiliated .......................................................................................... 12,741
Capital shares sold ....................................................................................................... 1,265,928
Dividends — affiliated ..................................................................................................... 14
Investment adviser ....................................................................................................... 39,977
Prepaid expenses ......................................................................................................... 1,467
Total assets .............................................................................................................
314,419,543
LIABILITIES
Collateral on securities loaned at value ........................................................................................... 49,467,396
Payables: –
Investments purchased .................................................................................................... 796,432
Capital shares redeemed ................................................................................................... 61,715
Distribution fees ......................................................................................................... 4,104
Directors' and Officer's fees ................................................................................................. 2,380
Other affiliate fees ....................................................................................................... 1,980
Transfer agent fees ...................................................................................................... 104,216
Other accrued expenses ................................................................................................... 62,161
Total liabilities ............................................................................................................
50,500,384
NET ASSETS ............................................................................................................
$ 263,919,159
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 222,486,399
Accumulated earnings ...................................................................................................... 41,432,760
NET ASSETS ............................................................................................................
$ 263,919,159

Statement of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report To Shareholders
8
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 243,295,946
Shares outstanding .................................................................................................
17,726,783
Net asset value ....................................................................................................
$ 13.72
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 20,623,213
Shares outstanding .................................................................................................
1,510,373
Net asset value ....................................................................................................
$ 13.65
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2020
9
Financial Statements
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 4,045,235
Securities lending income — affiliated — net ..................................................................................... 132,224
Total investment income .....................................................................................................
4,177,459
EXPENSES
Transfer agent — class specific .............................................................................................. 438,220
Investment advisory ...................................................................................................... 317,838
Professional ........................................................................................................... 130,346
Printing and postage ..................................................................................................... 128,965
Accounting services ...................................................................................................... 58,549
Distribution — class specific ................................................................................................ 38,214
Custodian ............................................................................................................. 15,352
Directors and Officer ..................................................................................................... 10,855
Transfer agent .......................................................................................................... 5,209
Miscellaneous .......................................................................................................... 7,220
Total expenses ...........................................................................................................
1,150,768
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (271,796)
Transfer agent fees reimbursed — class specific ................................................................................... (438,162)
Total expenses after fees waived and/or reimbursed ..................................................................................
440,810
Net investment income ......................................................................................................
3,736,649
REALIZED AND UNREALIZED GAIN $ 29,270,164
Net realized gain from: $ –
Investments — affiliated ................................................................................................. 166,413
Capital gain distributions from underlying funds — affiliated .......................................................................... 191,379
A
357,792
Net change in unrealized appreciation on investments - affiliated ........................................................................ 28,912,372
Net realized and unrealized gain ...............................................................................................
29,270,164
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 33,006,813

Statements of Changes in Net Assets

2020
BlackRock Annual Report To Shareholders
10
See notes to financial statements.
BlackRock 60/40 Target Allocation ETF V.I.
Fund
Year Ended December 31,
2020 2019
(a)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,736,649 $ 3,550,638
Net realized gain .................................................................................. 357,792 1,974,820
Net change in unrealized appreciation (depreciation) .......................................................... 28,912,372 22,047,074
Net increase in net assets resulting from operations .............................................................
33,006,813 27,572,532
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Class I ........................................................................................ (3,984,736) (4,892,043)
  Class III ....................................................................................... (303,130) (297,098)
Decrease in net assets resulting from distributions to shareholders ...................................................
(4,287,866) (5,189,141)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
50,754,571 40,379,241
NET ASSETS
Total increase in net assets ............................................................................. 79,473,518 62,762,632
Beginning of year .................................................................................... 184,445,641 121,683,009
End of year ........................................................................................
$ 263,919,159 $ 184,445,641
(a)
Consolidated Statement of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
11
Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.76%
and 0.37%, respectively.
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Year Ended December 31,
2020 2019
(a)
2018
(a)
2017
(a)
2016
(a)
Net asset value, beginning of year ..............................
$ 12.17 $ 10.32 $ 11.13 $ 9.85 $ 9.45
Net investment income
(b)
.....................................
0.22 0.28 0.33 0.23 0.22
Net realized and unrealized gain (loss) ...........................
1.57 1.93 (0.88) 1.26 0.39
Net increase (decrease) from investment operations ....................
1.79 2.21 (0.55) 1.49 0.61
Distributions
(c)
– – – – –
From net investment income ..................................
(0.21) (0.24) (0.11) (0.20) (0.20)
From net realized gain .......................................
(0.03) (0.12) (0.15) — —
From return of capital .......................................
— — — (0.01) (0.01)
Total distributions ...........................................
(0.24) (0.36) (0.26) (0.21) (0.21)
Net asset value, end of year ...................................
$ 13.72 $ 12.17 $ 10.32 $ 11.13 $ 9.85
Total Return
(d)
14.67% 21.41% (4.94)% 15.11% —
Based on net asset value ......................................
14.67% 21.41% (4.94)% 15.11% 6.49%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.53% 0.57% 1.00%
(f)
0.94% 0.83%
Total expenses after fees waived and/or reimbursed ....................
0.19% 0.19% 0.37%
(f)
0.53% 0.53%
Net investment income .......................................
1.78% 2.45% 3.01% 2.14% 2.27%
Supplemental Data
Net assets, end of year (000) ....................................
$ 243,296 $ 173,351 $ 117,502 $ 25,332 $ 18,135
Portfolio turnover rate ........................................
89% 61% 54% 48% 54%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.18% 0.14% 0.20% 0.21% 0.23%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report To Shareholders
12
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.14%
and 0.72%, respectively.
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class III
Year Ended December 31,
2020 2019
(a)
2018
(a)
2017
(a)
2016
(a)
Net asset value, beginning of year ..............................
$ 12.12 $ 10.28 $ 11.09 $ 9.83 $ 9.44
Net investment income
(b)
.....................................
0.19 0.28 0.20 0.21 0.21
Net realized and unrealized gain (loss) ...........................
1.55 1.90 (0.77) 1.24 0.37
Net increase (decrease) from investment operations ....................
1.74 2.18 (0.57) 1.45 0.58
Distributions
(c)
– – – – –
From net investment income ..................................
(0.18) (0.22) (0.09) (0.18) (0.18)
From net realized gain .......................................
(0.03) (0.12) (0.15) — —
From return of capital .......................................
— — — (0.01) (0.01)
Total distributions ...........................................
(0.21) (0.34) (0.24) (0.19) (0.19)
Net asset value, end of year ...................................
$ 13.65 $ 12.12 $ 10.28 $ 11.09 $ 9.83
Total Return
(d)
14.35% 21.22% (5.18)% 14.72% —
Based on net asset value ......................................
14.35% 21.22% (5.18)% 14.72% 6.16%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.77% 0.86% 1.38%
(f)
1.25% 1.02%
Total expenses after fees waived and/or reimbursed ....................
0.44% 0.44% 0.72%
(f)
0.78% 0.78%
Net investment income .......................................
1.56% 2.38% 1.83% 1.97% 2.08%
Supplemental Data
Net assets, end of year (000) ....................................
$ 20,623 $ 11,094 $ 4,181 $ 3,615 $ 1,804
Portfolio turnover rate ........................................
89% 61% 54% 48% 54%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.18% 0.14% 0.20% 0.21% 0.23%
See notes to financial statements.

Notes to Financial Statements
13
Notes to Financial Statements
ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock 60/40 Target
Allocation ETF V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying financial statements of  the Fund include the account of iShares
®
Dynamic Allocation V.I. Fund (Cayman) (the "Subsidiary").
During the year ended December 31, 2020, there were no assets in the Subsidiary consolidated. Effective March 26, 2020, the Subsidiary, which was wholly-owned by the
Fund, was dissolved. The Subsidiary enabled the Fund to hold commodity-related instruments and other derivatives and satisfy Regulated Investment Company ("RIC") tax requirements.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
14
determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as affiliated investment companies in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2020, the Fund reimbursed the Manager $2,708 for certain accounting services, which is included in accounting services in the Statement of Operations.
Prior to the dissolution of the Subsidiary, the Manager provided investment management and other services to the Subsidiary. The Manager did not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund paid the Manager based on the Fund's net assets, which included the assets of the Subsidiary.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rate of 0.25% based upon the average daily net assets attributable to Class III .
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2020, the class specific distribution fees borne directly by Class III were $38,214.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2020 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
BNP Paribas Securities Corp. ............................................. $ 340,030 $ (340,030) $ —
BofA Securities, Inc. .................................................... 2,486,110 (2,486,110) —
Credit Suisse Securities (USA) LLC ......................................... 31,467,323 (31,467,323) —
Deutsche Bank Securities, Inc. ............................................. 191,202 (191,202) —
JP Morgan Securities LLC ................................................ 12,673,652 (12,673,652) —
SG Americas Securities LLC .............................................. 1,362,285 (1,362,285) —
$ 48,520,602 $ (48,520,602) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.150%
$1 Billion - $3 Billion ..................................................................................................... 0.140
$3 Billion - $5 Billion .................................................................................................... 0.135
Greater than $5 Billion ................................................................................................... 0.130
Class I .......................................................................................................... $ 407,413
Class III ......................................................................................................... 30,807
$ 438,220

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
16
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30,
2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the director s  who are not "interested persons" of the Company , as defined in the
1940 Act ("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2020, the amount waived was $789.
In addition, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed income mutual funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days' notice by a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue this contractual expense limitation through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, the Manager waived and/or reimbursed investment advisory fees of $271,007, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the year ended December 31, 2020, class specific expense reimbursements are as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective April 30, 2021, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund's contractual caps on net expenses will be terminated.
As of December 31, 2020, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
December 31, 2020:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap
Class I ............................................................................................................. 0.19%
Class III ............................................................................................................ 0.44
Transfer Agent Fees
Reimbursed
Class I .......................................................................................................... $ 407,360
Class III ......................................................................................................... 30,802
$ 438,162
Expiring
April 30, 2021
Fund Level ......................................................................................................... $ 537,304
Class I ............................................................................................................ 686,708
Class III ........................................................................................................... 44,427
Fund Level ............................................................................................................... $ 86,844
Class I .................................................................................................................. 90,389
Class III ................................................................................................................. 8,320

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2020, the Fund paid BIM $25,973 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2020, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, excluding short-term investments, were $237,296,705 and $188,018,420, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
Purchases ............................................................................................................... $ 369,247
Sales ................................................................................................................... 1,178,865
Net Realized Gain .......................................................................................................... 196,978

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
18
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 4,020,581 $ 3,861,248
Long-term capital gains ........................................................................................ 267,285 1,327,893
$ 4,287,866 $ 5,189,141
Undistributed ordinary income ............................................................................................. $ 223,990
Undistributed long-term capital gains ......................................................................................... 255,134
Net unrealized gains (losses)
(a)
............................................................................................ 40,953,636
$ 41,432,760
Tax cost ........................................................................................................... $ 272,161,396
Gross unrealized appreciation ............................................................................................ $ 40,949,626
Gross unrealized depreciation ............................................................................................ (11,606)
Net unrealized appreciation (depreciation) .................................................................................... $ 40,938,020

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
4,557,687 $ 56,617,179 3,628,212 $ 43,040,580
Shares issued in reinvestment of distributions ........................
293,922 3,984,736 402,659 4,892,043
Shares redeemed .........................................
(1,368,407) (17,001,339) (1,176,910) (13,589,381)
Net increase ...............................................
3,483,202 $ 43,600,576 2,853,961 $ 34,343,242
Class III
Shares sold .............................................
891,129 $ 10,555,456 624,873 $ 7,361,592
Shares issued in reinvestment of distributions ........................
22,500 303,130 24,569 297,098
Shares redeemed .........................................
(318,862) (3,704,591) (140,375) (1,622,691)
Net increase ...............................................
594,767 $ 7,153,995 509,067 $ 6,035,999
Total Net Increase
4,077,969 $ 50,754,571 3,363,028 $ 40,379,241

Report of Independent Registered Public Accounting Firm
2020
BlackRock Annual Report to Shareholders
20
To the Shareholders of BlackRock 60/40 Target Allocation ETF V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”), including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. The presented financial statements and financial highlights were consolidated through December 31, 2019. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the
Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, transfer agents, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
21
Glossary of Terms Used in this Report
Portfolio Abbreviations
EAFE Europe, Austra lasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report To Shareholders
2
BlackRock Advantage Large Cap Core V.I. Fund
Investment Objective
BlackRock Advantage Large Cap Core V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund underperformed its benchmark, the Russell 1000
®
Index.
What factors influenced performance?
The Fund underperformed amid a highly volatile market backdrop during the period. Broad economic shutdowns in the beginning of the year to mitigate coronavirus spread led to the worst first quarter on record for U.S. stocks as investors weighed the impact on growth and unemployment. Subsequently, the easing of lockdown restrictions, ongoing loose monetary policy from the Fed and improving prospects for a COVID-19 vaccine led equities higher. U.S. equities not only completed a remarkable recovery from the March 2020 selloff but set new all-time highs to end the year. However, the move higher was accompanied by historic rotations of market leadership. Markets were boosted following strong efficacy data from vaccine developers in November 2020. Momentum styles experienced their sharpest drawdown since the global financial crisis, as investors shifted to cyclical exposures amid the rotation in the fourth quarter of 2020.
While displaying strong outperformance in the first half of the year, the Fund lagged amid the shifting market backdrop seen in the second half. Underperformance was concentrated near the end of the period, driven by weak performance across trend-based sentiment measures that struggled during the market rotation caused by positive vaccine news. Insights designed to machine read text to evaluate fundamental trends underperformed as investors focused on macro events instead of stock specific fundamentals. Other insights that evaluate conference call text similarly failed to keep pace. The underperformance across trend measures broadened in November, driven by the sharp rotation away from momentum styles. Despite the challenging performance after vaccine news in November, performance for the generic momentum style was strong for the full period. As a result, a style-timing insight that took a more conservative view toward momentum weighed on performance for the year. As investors favored contrarian parts of the market, insights that were positioned for sustained market leadership weighed on Fund returns. Surprisingly, insights that capture traditional valuation metrics, such as comparing valuation across sales, underperformed.
Select sentiment insights that capture COVID-19 related trends, specifically those that evaluate work-from-home indicators, also detracted late in the period amid the broader re-opening trend and as several employers made forward looking comments concerning the desire for employees to return to the office.
On the positive side, although trend-based sentiment measures faltered near the end of 2020, faster-moving sentiment measures constructed from alternative data were able to correctly position the portfolio throughout the COVID-19 crisis witnessed earlier in the period. Insights that captured firms likely to benefit during the recovery were most additive, including those evaluating how companies were navigating fast changing consumer habits and the emergence from lockdown by looking at supply chain linkages and mobile app usage. The real time nature of such measures was helpful in evaluating the quickly evolving marketplace. Other sentiment-based measures that look to bond data and non-obvious news were also additive.
Nontraditional measures of quality, such as insights related to environmental, social and governance (“ESG”) factors, were also able to provide much needed ballast.
Specifically, an insight that looks to capture investor flows into ESG-related positions was one of the best performing insights as it was able to follow the broader sustainability market trend. Traditional quality insights, such as balance sheet strength, also aided Fund performance.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. However, a number of new stock selection insights were added to the portfolio. Given the dynamism of the current environment, the Fund instituted enhanced signal constructs to best identify emerging trends due to COVID-19, such as “work from home” and vaccine development. A new alternative data-driven insight that looks to capture brand sentiment from consumers was also added.
Describe portfolio positioning at period end.
Relative to the Russell 1000
©
Index, the Fund was positioned essentially neutrally from a sector perspective. The Fund had slight overweight positions in the information technology and utility sectors and slight underweight positions in consumer discretionary and health care.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)
3
Fund Summary
BlackRock Advantage Large Cap Core V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance related fees and expenses.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Core V.I. Fund”.
(c)
An index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000
®
Index.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
................................................................. 22.52% 19.80% 14.64% 13.18%
Class II
(b)
................................................................. 22.42 19.66 14.45 12.99
Class III
(b)
................................................................ 22.33 19.50 14.31 12.86
Russell 1000
®
Index ......................................................... 24.46 20.96 15.60 14.01
(a)
For a portion of the period, the Fund’s investment adviser waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value ("NAV") for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. The Fund's total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name "BlackRock Large Cap Core V.I. Fund".
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report To Shareholders
4
BlackRock Advantage Large Cap Core V.I. Fund
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 28%
Health Care ..................................... 12
Consumer Discretionary ............................. 12
Financials ....................................... 10
Communication Services ............................. 10
Industrials ....................................... 9
Consumer Staples ................................. 6
Utilities ......................................... 3
Real Estate ...................................... 3
Materials ....................................... 2
Energy ......................................... 2
Short-Term Securities ............................... 4
Liabilities in Excess of Other Assets ..................... (1)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,225.20 $ 3.08 $ 1,000.00 $ 1,022.37 $ 2.80 0.55%
Class II .................................. 1,000.00 1,224.20 4.03 1,000.00 1,021.52 3.66 0.72
Class III .................................. 1,000.00 1,223.30 4.64 1,000.00 1,020.96 4.22 0.83
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2020
BlackRock Annual Report To Shareholders
BlackRock Advantage Large Cap Core V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Shares
Shares Value
Common Stocks — 97.1%
Aerospace & Defense — 1.4%
Boeing Co. (The) ................... 2,905 $ 621,844
HEICO Corp. ..................... 3,447 456,383
Hexcel Corp.
(a)
..................... 1,123 54,454
L3Harris Technologies, Inc. ............ 4,343 820,914
Lockheed Martin Corp. ............... 8,070 2,864,689
Mercury Systems, Inc.
(b)
.............. 1,486 130,857
Northrop Grumman Corp. ............. 4,489 1,367,888
Teledyne Technologies, Inc.
(b)
........... 1,689 662,054
6,979,083
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. .......... 3,684 345,817
Expeditors International of Washington, Inc.
(a)
24,242 2,305,657
2,651,474
Airlines — 0.1%
Alaska Air Group, Inc.
(a)
............... 11,176 581,152
Auto Components — 0.3%
Aptiv plc
(a)
........................ 10,229 1,332,737
BorgWarner, Inc. ................... 1,988 76,816
1,409,553
Automobiles — 1.8%
Harley-Davidson, Inc. ................ 7,470 274,149
Tesla, Inc.
(b)
....................... 12,514 8,830,754
9,104,903
Banks — 3.7%
Bank of America Corp. ............... 107,179 3,248,596
Bank of Hawaii Corp. ................ 3,697 283,264
Bank OZK
(a)
...................... 3,620 113,197
Citigroup, Inc. ..................... 5,570 343,446
Comerica, Inc. ..................... 9,783 546,478
Commerce Bancshares, Inc. ........... 5,372 352,927
First Horizon National Corp. ............ 29,644 378,258
JPMorgan Chase & Co. .............. 44,520 5,657,156
Pinnacle Financial Partners, Inc. ......... 16,561 1,066,528
PNC Financial Services Group, Inc. (The) .. 1,313 195,637
Signature Bank .................... 2,210 298,991
SVB Financial Group
(b)
............... 5,760 2,233,901
Truist Financial Corp. ................ 4,022 192,775
US Bancorp ...................... 23,739 1,106,000
Wells Fargo & Co. .................. 64,928 1,959,527
Western Alliance Bancorp ............. 2,929 175,594
Wintrust Financial Corp. .............. 3,058 186,813
Zions Bancorp NA .................. 2,877 124,977
18,464,065
Beverages — 1.1%
Brown-Forman Corp., Class B .......... 11,709 930,046
Coca-Cola Co. (The) ................ 11,528 632,195
Molson Coors Beverage Co., Class B ..... 4,524 204,440
PepsiCo, Inc. ..................... 24,549 3,640,617
5,407,298
Biotechnology — 2.5%
AbbVie, Inc. ...................... 25,074 2,686,679
Alexion Pharmaceuticals, Inc.
(b)
......... 384 59,996
Amgen, Inc. ...................... 13,377 3,075,640
Biogen, Inc.
(b)
..................... 2,129 521,307
Gilead Sciences, Inc. ................ 45,861 2,671,862
Global Blood Therapeutics, Inc.
(b)
........ 1,474 63,839
Moderna , Inc.
(b)
.................... 3,882 405,552
Regeneron Pharmaceuticals, Inc.
(b)
....... 1,383 668,141
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(b)
.......... 9,332 $ 2,205,525
12,358,541
Building Products — 0.8%
Allegion plc ....................... 14,696 1,710,321
Carrier Global Corp. ................. 7,397 279,015
Lennox International, Inc. ............. 5,459 1,495,602
Masco Corp. ...................... 3,995 219,445
Trane Technologies plc
(a)
.............. 562 81,580
3,785,963
Capital Markets — 3.1%
Ameriprise Financial, Inc. ............. 2,404 467,169
Bank of New York Mellon Corp. (The) ..... 4,706 199,723
Cboe Global Markets, Inc. ............. 2,742 255,335
Charles Schwab Corp. (The) ........... 22,514 1,194,143
CME Group, Inc. ................... 5,900 1,074,095
FactSet Research Systems, Inc. ......... 5,005 1,664,163
Moody's Corp. ..................... 13,952 4,049,428
Morgan Stanley .................... 49,591 3,398,471
S&P Global, Inc. ................... 7,774 2,555,547
State Street Corp. .................. 1,335 97,161
T. Rowe Price Group, Inc. ............. 2,361 357,432
15,312,667
Chemicals — 1.8%
Ecolab, Inc. ...................... 18,099 3,915,900
FMC Corp. ....................... 8,520 979,204
Mosaic Co. (The) ................... 2,859 65,785
PPG Industries, Inc.
(a)
................ 18,024 2,599,421
Sherwin-Williams Co. (The) ............ 1,603 1,178,061
8,738,371
Commercial Services & Supplies — 0.5%
ADT, Inc. ........................ 8,956 70,305
Cintas Corp. ...................... 3,133 1,107,390
Copart , Inc.
(b)
..................... 11,057 1,407,003
IAA, Inc.
(b)
........................ 709 46,071
2,630,769
Communications Equipment — 1.0%
Cisco Systems, Inc. ................. 108,568 4,858,418
Construction & Engineering — 0.3%
EMCOR Group, Inc. ................. 16,294 1,490,249
Construction Materials — 0.0%
Vulcan Materials Co. ................ 1,023 151,721
Consumer Finance — 0.9%
Ally Financial, Inc. .................. 44,537 1,588,189
American Express Co. ............... 25,224 3,049,834
4,638,023
Distributors — 0.1%
Pool Corp. ....................... 1,127 419,807
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.
(b)
.... 4,457 771,017
H&R Block, Inc. .................... 10,228 162,216
933,233
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B
(b)
...... 2,323 538,634
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
(a)
...................... 10,172 292,547
Verizon Communications, Inc. .......... 17,027 1,000,336
1,292,883

BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Electric Utilities — 2.2%
Alliant Energy Corp. ................. 8,544 $ 440,272
Eversource Energy ................. 19,979 1,728,383
IDACORP, Inc. .................... 1,955 187,739
NextEra Energy, Inc. ................ 87,393 6,742,370
Pinnacle West Capital Corp. ........... 5,680 454,116
Xcel Energy, Inc. ................... 16,779 1,118,656
10,671,536
Electrical Equipment — 0.1%
AMETEK, Inc. ..................... 3,622 438,045
Rockwell Automation, Inc. ............. 281 70,477
508,522
Electronic Equipment, Instruments & Components — 0.4%
National Instruments Corp. ............ 27,884 1,225,223
Trimble, Inc.
(b)
..................... 7,548 503,980
Vontier Corp.
(b)
.................... 2,539 84,802
Zebra Technologies Corp., Class A
(b)
...... 536 206,001
2,020,006
Energy Equipment & Services — 0.6%
Schlumberger NV .................. 114,492 2,499,360
TechnipFMC plc .................... 53,110 499,234
2,998,594
Entertainment — 3.1%
Activision Blizzard, Inc. ............... 12,123 1,125,621
Netflix, Inc.
(b)
...................... 6,254 3,381,725
Walt Disney Co. (The)
(b)
.............. 45,423 8,229,739
Warner Music Group Corp., Class A ...... 22,766 864,880
World Wrestling Entertainment, Inc., Class A 4,671 224,442
Zynga, Inc., Class A
(b)
................ 130,418 1,287,226
15,113,633
Equity Real Estate Investment Trusts (REITs) — 3.5%
Alexandria Real Estate Equities, Inc. ...... 5,116 911,774
American Tower Corp. ............... 7,168 1,608,929
Boston Properties, Inc. ............... 9,957 941,235
Brixmor Property Group, Inc. ........... 74,273 1,229,218
Equinix , Inc. ...................... 1,006 718,465
Kilroy Realty Corp. .................. 28,296 1,624,191
Kimco Realty Corp. ................. 80,838 1,213,378
Macerich Co. (The) ................. 6,168 65,813
Park Hotels & Resorts, Inc. ............ 9,661 165,686
Prologis, Inc. ...................... 51,938 5,176,141
Regency Centers Corp. .............. 21,551 982,510
Simon Property Group, Inc. ............ 26,738 2,280,217
Welltower , Inc. ..................... 1,455 94,022
17,011,579
Food & Staples Retailing — 1.4%
Costco Wholesale Corp. .............. 17,322 6,526,583
Walmart, Inc. ...................... 1,618 233,235
6,759,818
Food Products — 1.7%
General Mills, Inc. .................. 53,097 3,122,103
Hershey Co. (The) .................. 18,999 2,894,118
McCormick & Co., Inc. (Non-Voting) ...... 24,718 2,363,041
8,379,262
Health Care Equipment & Supplies — 2.9%
Align Technology, Inc.
(b)
............... 921 492,164
Becton Dickinson and Co. ............. 296 74,065
Boston Scientific Corp.
(b)
.............. 2,221 79,845
Danaher Corp. .................... 7,730 1,717,142
Dentsply Sirona, Inc. ................ 2,491 130,429
DexCom , Inc.
(b)
.................... 4,146 1,532,859
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.
(a)(b)
......... 39,506 $ 3,604,133
Hill-Rom Holdings, Inc. ............... 2,538 248,648
Hologic , Inc.
(b)
..................... 12,959 943,804
IDEXX Laboratories, Inc.
(b)
............. 4,151 2,074,960
Medtronic plc ..................... 9,144 1,071,128
Quidel Corp.
(b)
..................... 531 95,394
Stryker Corp. ..................... 8,355 2,047,309
14,111,880
Health Care Providers & Services — 2.1%
Anthem, Inc. ...................... 7,389 2,372,534
Cardinal Health, Inc. ................. 25,092 1,343,928
Cigna Corp. ...................... 1,589 330,798
Henry Schein, Inc.
(b)
................. 11,456 765,948
McKesson Corp. ................... 10,353 1,800,594
Quest Diagnostics, Inc. ............... 2,399 285,889
UnitedHealth Group, Inc. .............. 9,896 3,470,329
10,370,020
Health Care Technology — 0.1%
Teladoc Health, Inc.
(b)
................ 3,782 756,249
Hotels, Restaurants & Leisure — 1.6%
Chipotle Mexican Grill, Inc.
(b)
........... 686 951,283
Choice Hotels International, Inc. ......... 2 213
Darden Restaurants, Inc. ............. 3,072 365,937
Domino's Pizza, Inc. ................. 365 139,963
DraftKings , Inc., Class A
(b)
............. 4,900 228,144
McDonald's Corp. .................. 3,512 753,605
Planet Fitness, Inc., Class A
(b)
.......... 13,244 1,028,132
Six Flags Entertainment Corp. .......... 8,670 295,647
Starbucks Corp. .................... 12,844 1,374,051
Texas Roadhouse, Inc. ............... 3,629 283,643
Vail Resorts, Inc. ................... 702 195,830
Wendy's Co. (The)
(a)
................. 32,642 715,513
Wyndham Destinations, Inc. ........... 24,847 1,114,636
Wynn Resorts Ltd. .................. 2,363 266,617
7,713,214
Household Products — 1.5%
Clorox Co. (The) ................... 21,501 4,341,482
Colgate-Palmolive Co. ............... 30,710 2,626,012
Procter & Gamble Co. (The) ........... 3,808 529,845
7,497,339
Industrial Conglomerates — 1.5%
3M Co. .......................... 12,087 2,112,687
Honeywell International, Inc. ........... 20,048 4,264,210
Roper Technologies, Inc. .............. 1,883 811,742
7,188,639
Insurance — 1.6%
Aflac, Inc. ........................ 13,279 590,517
Athene Holding Ltd., Class A
(b)
.......... 21,571 930,573
Brighthouse Financial, Inc.
(b)
........... 2,006 72,627
First American Financial Corp. .......... 25,415 1,312,176
Marsh & McLennan Cos., Inc. .......... 17,299 2,023,983
MetLife, Inc. ...................... 10,918 512,600
Progressive Corp. (The) .............. 13,304 1,315,500
Travelers Cos., Inc. (The) ............. 5,474 768,385
Willis Towers Watson plc .............. 1,726 363,634
7,889,995
Interactive Media & Services — 5.2%
(b)
Alphabet, Inc., Class A ............... 5,978 10,477,282
Alphabet, Inc., Class C ............... 3,900 6,832,332
Facebook, Inc., Class A .............. 23,931 6,536,992
Match Group, Inc. .................. 3,832 579,360

2020
BlackRock Annual Report To Shareholders
BlackRock Advantage Large Cap Core V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Interactive Media & Services (continued)
Twitter, Inc. ....................... 22,208 $ 1,202,563
25,628,529
Internet & Direct Marketing Retail — 4.2%
(b)
Amazon.com, Inc. .................. 6,120 19,932,411
Etsy, Inc. ........................ 1,414 251,565
Wayfair, Inc., Class A ................ 1,358 306,650
20,490,626
IT Services — 5.9%
Accenture plc, Class A ............... 21,695 5,666,951
Automatic Data Processing, Inc. ......... 13,392 2,359,670
Fiserv, Inc.
(b)
...................... 36,180 4,119,455
Mastercard , Inc., Class A .............. 12,999 4,639,863
PayPal Holdings, Inc.
(b)
............... 24,689 5,782,164
Visa, Inc., Class A
(a)
................. 28,740 6,286,300
Wix.com Ltd.
(b)
..................... 1,474 368,441
29,222,844
Life Sciences Tools & Services — 0.7%
Adaptive Biotechnologies Corp.
(b)
........ 1,015 60,017
Agilent Technologies, Inc. ............. 16,520 1,957,455
QIAGEN NV
(b)
..................... 2,638 139,418
Thermo Fisher Scientific, Inc. ........... 3,005 1,399,669
3,556,559
Machinery — 2.0%
Cummins, Inc. ..................... 1,701 386,297
Deere & Co. ...................... 13,927 3,747,059
Fortive Corp. ...................... 4,815 340,998
Oshkosh Corp. .................... 16,135 1,388,740
Snap-on, Inc. ..................... 5,649 966,770
Xylem, Inc. ....................... 28,170 2,867,424
9,697,288
Media — 1.3%
Comcast Corp., Class A .............. 33,187 1,738,999
Discovery, Inc., Class A
(b)
............. 87,032 2,618,793
Discovery, Inc., Class C
(b)
............. 4,549 119,138
Sirius XM Holdings, Inc.
(a)
............. 301,927 1,923,275
6,400,205
Metals & Mining — 0.1%
Reliance Steel & Aluminum Co. ......... 4,926 589,888
Multiline Retail — 0.2%
Nordstrom, Inc.
(a)
................... 33,790 1,054,586
Multi-Utilities — 1.3%
CMS Energy Corp. .................. 61,444 3,748,698
Consolidated Edison, Inc. ............. 38,961 2,815,712
6,564,410
Oil, Gas & Consumable Fuels — 1.3%
Cheniere Energy, Inc.
(b)
............... 11,278 677,018
Concho Resources, Inc. .............. 1,049 61,209
EOG Resources, Inc. ................ 23,194 1,156,685
Phillips 66 ........................ 47,465 3,319,702
Valero Energy Corp. ................. 17,051 964,575
6,179,189
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A .... 8,477 2,256,493
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.
(a)
............ 61,363 3,806,347
Catalent , Inc.
(b)
.................... 2,213 230,307
Eli Lilly & Co. ..................... 2,539 428,685
Johnson & Johnson ................. 35,346 5,562,753
Security
Shares
Shares Value
Pharmaceuticals (continued)
Merck & Co., Inc. ................... 33,459 $ 2,736,946
Pfizer, Inc. ....................... 74,540 2,743,817
Zoetis, Inc. ....................... 19,161 3,171,146
18,680,001
Professional Services — 0.5%
IHS Markit Ltd. .................... 10,231 919,051
Robert Half International, Inc. ........... 17,972 1,122,891
Verisk Analytics, Inc. ................. 2,992 621,109
2,663,051
Road & Rail — 0.4%
CSX Corp. ....................... 1,289 116,977
Landstar System, Inc. ................ 4,023 541,737
Lyft, Inc., Class A
(b)
.................. 12,776 627,685
Old Dominion Freight Line, Inc. ......... 3,082 601,545
1,887,944
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.
(b)
......... 20,217 1,854,101
Allegro MicroSystems , Inc.
(b)
........... 4,525 120,636
Analog Devices, Inc. ................. 21,061 3,111,341
Applied Materials, Inc. ............... 45,545 3,930,533
Cirrus Logic, Inc.
(b)
.................. 10,629 873,704
Intel Corp. ....................... 87,830 4,375,691
NVIDIA Corp. ..................... 18,059 9,430,410
QUALCOMM, Inc. .................. 10,034 1,528,580
Texas Instruments, Inc. ............... 483 79,275
Xilinx, Inc. ........................ 367 52,030
25,356,301
Software — 9.9%
Adobe, Inc.
(b)
...................... 17,179 8,591,562
Cadence Design Systems, Inc.
(b)
........ 26,874 3,666,420
HubSpot , Inc.
(b)
.................... 1,214 481,278
Intuit, Inc. ........................ 2,206 837,949
Microsoft Corp. .................... 95,779 21,303,165
salesforce.com, Inc.
(b)
................ 21,004 4,674,020
ServiceNow , Inc.
(b)
.................. 11,902 6,551,218
VMware, Inc., Class A
(a)(b)
............. 9,024 1,265,706
Zendesk , Inc.
(b)
.................... 4,176 597,669
Zoom Video Communications, Inc., Class A
(b)
2,206 744,128
48,713,115
Specialty Retail — 1.9%
Home Depot, Inc. (The) .............. 23,348 6,201,696
Lowe's Cos., Inc. ................... 11,289 1,811,997
TJX Cos., Inc. (The) ................. 23,085 1,576,475
9,590,168
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc. ....................... 187,792 24,918,120
Dell Technologies, Inc., Class C
(b)
........ 1,020 74,756
Hewlett Packard Enterprise Co. ......... 181,365 2,149,175
HP, Inc. ......................... 11,001 270,515
NetApp, Inc. ...................... 15,003 993,799
28,406,365
Textiles, Apparel & Luxury Goods — 0.9%
Crocs, Inc.
(b)
...................... 1,907 119,493
Lululemon Athletica, Inc.
(b)
............. 1,537 534,922
NIKE, Inc., Class B ................. 20,119 2,846,235
Ralph Lauren Corp. ................. 9,845 1,021,320
4,521,970
Thrifts & Mortgage Finance — 0.7%
Essent Group Ltd. .................. 4,031 174,139
MGIC Investment Corp. .............. 15,515 194,713

BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Thrifts & Mortgage Finance (continued)
New York Community Bancorp, Inc. ...... 154,026 $ 1,624,974
Radian Group, Inc. .................. 5,480 110,970
Rocket Cos., Inc., Class A
(a)(b)
........... 58,238 1,177,573
3,282,369
Trading Companies & Distributors — 0.5%
Fastenal Co.
(a)
..................... 4,088 199,617
GATX Corp.
(a)
..................... 2,956 245,880
WW Grainger, Inc. .................. 4,437 1,811,805
2,257,302
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(b)
.......... 9,271 284,527
Total Common Stocks — 97.1%
(Cost: $391,231,654) ............................. 478,020,823
Security
Shares
Shares Value
Rights — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers S quibb Co., CVR (Expires
03/31/ 21 )
(b)
..................... 11,568 $ 7,983
Total Rights — 0.0%
(Cost: $24,640) ................................ 7,983
Total Long-Term Investments — 97.1%
(Cost: $391,256,294) ............................. 478,028,806
Short-Term Securities — 4.3%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% ................... 13,565,086 13,565,086
SL Liquidity Series, LLC, Money Market Series,
0.17%
(d)
....................... 7,669,431 7,671,732
Total Short-Term Securities — 4.3%
(Cost: $21,236,818) .............................. 21,236,818
Total Investments — 101.4%
(Cost: $412,493,112 ) ............................. 499,265,624
Liabilities in Excess of Other Assets — (1.4)% ............ (6,733,207)
Net Assets — 100.0% .............................. $ 492,532,417
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 3,174,969 $ 10,390,117 $ — $ — $ — $ 13,565,086 13,565,086 $ 20,203 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... 20,685,706 — (12,999,586) (14,195) (193) 7,671,732 7,669,431 78,304
(b)
—
$ (14,195) $ (193) $ 21,236,818 $ 98,507 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2020
BlackRock Annual Report To Shareholders
BlackRock Advantage Large Cap Core V.I. Fund
10
Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 81 03/19/21 $ 15,183 $ 389,869
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 389,869 $ — $ — $ — $ 389,869
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the year ended December 31, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 3,785,385 $ — $ — $ — $ 3,785,385
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 328,892 — — — 328,892
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 14,062,494

BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
11
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 478,028,806 $ — $ — $ 478,028,806
Short-Term Securities ....................................... 13,565,086 — — 13,565,086
Subtotal ....................................................
$ 491,593,892 $ — $ — $ 491,593,892
Investments valued at NAV
(a)
...................................... 7,671,732
$ —
Total Investments .............................................. $ 499,265,624
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 389,869 $ — $ — $ 389,869
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2020
2020
BlackRock Annual Report To Shareholders
12
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
V.I. Fund
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $7,450,780) (cost — $391,256,294) .......................................... $ 478,028,806
Investments at value — affiliated (cost — $21,236,818) ................................................................................ 21,236,818
Cash pledged for futures contracts .............................................................................................. 912,000
Receivables: –
Investments sold ........................................................................................................ 2,494,103
Securities lending income — affiliated .......................................................................................... 11,272
Dividends — affiliated ..................................................................................................... 315
Dividends — unaffiliated ................................................................................................... 332,531
Variation margin on futures contracts ........................................................................................... 100,739
Prepaid expenses ......................................................................................................... 4,190
Total assets .............................................................................................................
503,120,774
LIABILITIES
Collateral on securities loaned at value ........................................................................................... 7,682,783
Payables: –
Investments purchased .................................................................................................... 2,033,120
Capital shares redeemed ................................................................................................... 198,791
Distribution fees ......................................................................................................... 66,350
Investment advisory fees .................................................................................................. 189,150
Directors' and Officer's fees ................................................................................................. 2,584
Other affiliate fees ....................................................................................................... 4,154
Transfer agent fees ...................................................................................................... 254,823
Other accrued expenses ................................................................................................... 156,602
Total liabilities ............................................................................................................
10,588,357
NET ASSETS ............................................................................................................
$ 492,532,417
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 393,540,752
Accumulated earnings ...................................................................................................... 98,991,665
NET ASSETS ............................................................................................................
$ 492,532,417

Statement of Assets and Liabilities
(continued)
December 31, 2020
13
Financial Statements
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 177,976,537
Shares outstanding .................................................................................................
5,953,478
Net asset value ....................................................................................................
$ 29.89
Shares authorized ..................................................................................................
200 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 3,770,756
Shares outstanding .................................................................................................
125,913
Net asset value ....................................................................................................
$ 29.95
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 310,785,124
Shares outstanding .................................................................................................
10,505,280
Net asset value ....................................................................................................
$ 29.58
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2020
2020
BlackRock Annual Report To Shareholders
14
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 20,203
Dividends — unaffiliated ................................................................................................... 7,439,873
Securities lending income — affiliated — net ..................................................................................... 78,304
Foreign taxes withheld .................................................................................................... (5,195)
Total investment income .....................................................................................................
7,533,185
EXPENSES
Investment advisory ...................................................................................................... 2,096,768
Transfer agent — class specific .............................................................................................. 901,360
Distribution — class specific ................................................................................................ 718,681
Accounting services ...................................................................................................... 67,312
Professional ........................................................................................................... 59,292
Custodian ............................................................................................................. 41,230
Printing and postage ..................................................................................................... 20,699
Directors and Officer ..................................................................................................... 12,528
Transfer agent .......................................................................................................... 5,200
Miscellaneous .......................................................................................................... 5,970
Total expenses ...........................................................................................................
3,929,040
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (7,885)
Transfer agent fees reimbursed — class specific ................................................................................... (590,263)
Total expenses after fees waived and/or reimbursed ..................................................................................
3,330,892
Net investment income ......................................................................................................
4,202,293
REALIZED AND UNREALIZED GAIN (LOSS) $ 79,280,760
Net realized gain (loss) from: $ –
Investments — affiliated ................................................................................................. (14,195)
Investments — unaffiliated ............................................................................................... 43,276,150
Futures contracts ...................................................................................................... 3,785,385
A
47,047,340
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. (193)
Investments — unaffiliated ............................................................................................... 31,904,722
Futures contracts ...................................................................................................... 328,892
A
32,233,421
Net realized and unrealized gain ...............................................................................................
79,280,761
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 83,483,054

Statements of Changes in Net Assets
15
Financial Statements
See notes to financial statements.
BlackRock Advantage Large Cap Core V.I.
Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 4,202,293 $ 5,940,159
Net realized gain .................................................................................. 47,047,340 35,747,447
Net change in unrealized appreciation (depreciation) .......................................................... 32,233,421 76,995,420
Net increase in net assets resulting from operations .............................................................
83,483,054 118,683,026
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (16,255,252) (10,956,570)
  Class II ....................................................................................... (342,878) (313,065)
  Class III ....................................................................................... (28,131,287) (19,446,891)
Decrease in net assets resulting from distributions to shareholders ...................................................
(44,729,417) (30,716,526)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(30,480,772) (39,726,187)
NET ASSETS
Total increase in net assets ............................................................................. 8,272,865 48,240,313
Beginning of year .................................................................................... 484,259,552 436,019,239
End of year ........................................................................................
$ 492,532,417 $ 484,259,552
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report To Shareholders
16
See notes to financial statements.
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 27.48 $ 22.80 $ 28.45 $ 31.91 $ 31.40
Net investment income
(a)
.....................................
0.31 0.38 0.42
(b)
0.44 0.39
Net realized and unrealized gain (loss) ...........................
5.04 6.20 (1.90) 6.64 2.91
Net increase (decrease) from investment operations ....................
5.35 6.58 (1.48) 7.08 3.30
Distributions
(c)
– – – – –
From net investment income ..................................
(0.33) (0.39) (0.44) (0.47) (0.40)
From net realized gain .......................................
(2.61) (1.51) (3.73) (10.07) (2.39)
Total distributions ...........................................
(2.94) (1.90) (4.17) (10.54) (2.79)
Net asset value, end of year ...................................
$ 29.89 $ 27.48 $ 22.80 $ 28.45 $ 31.91
Total Return
(d)
19.80% 28.92% (5.22)% 22.33% —
Based on net asset value ......................................
19.80% 28.92% (5.22)% 22.33% 10.55%
Ratios to Average Net Assets
Total expenses .............................................
0.71% 0.72% 0.74% 0.73% 0.72%
Total expenses after fees waived and/or reimbursed ....................
0.56% 0.57% 0.58% 0.58% 0.58%
Net investment income .......................................
1.12% 1.43% 1.45%
(b)
1.27% 1.26%
Supplemental Data
Net assets, end of year (000) ....................................
$ 177,977 $ 169,743 $ 152,717 $ 185,938 $ 175,947
Portfolio turnover rate ........................................
121% 129% 149% 149% 50%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
See notes to financial statements.
BlackRock Advantage Large Cap Core V.I. Fund
Class II
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 27.51 $ 22.83 $ 28.47 $ 31.93 $ 31.42
Net investment income
(a)
.....................................
0.26 0.34 0.37
(b)
0.38 0.34
Net realized and unrealized gain (loss) ...........................
5.06 6.19 (1.89) 6.64 2.90
Net increase (decrease) from investment operations ....................
5.32 6.53 (1.52) 7.02 3.24
Distributions
(c)
– – – – –
From net investment income ..................................
(0.27) (0.34) (0.39) (0.41) (0.34)
From net realized gain .......................................
(2.61) (1.51) (3.73) (10.07) (2.39)
Total distributions ...........................................
(2.88) (1.85) (4.12) (10.48) (2.73)
Net asset value, end of year ...................................
$ 29.95 $ 27.51 $ 22.83 $ 28.47 $ 31.93
Total Return
(d)
19.66% 28.67% (5.37)% 22.12% —
Based on net asset value ......................................
19.66% 28.67% (5.37)% 22.12% 10.37%
Ratios to Average Net Assets
Total expenses .............................................
0.86% 0.87% 0.89% 0.88% 0.88%
Total expenses after fees waived and/or reimbursed ....................
0.73% 0.74% 0.75% 0.75% 0.75%
Net investment income .......................................
0.96% 1.26% 1.28%
(b)
1.08% 1.09%
Supplemental Data
Net assets, end of year (000) ....................................
$ 3,771 $ 4,986 $ 4,390 $ 4,862 $ 5,170
Portfolio turnover rate ........................................
121% 129% 149% 149% 50%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report To Shareholders
18
See notes to financial statements.
BlackRock Advantage Large Cap Core V.I. Fund
Class III
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 27.22 $ 22.60 $ 28.23 $ 31.74 $ 31.25
Net investment income
(a)
.....................................
0.23 0.30 0.34
(b)
0.34 0.31
Net realized and unrealized gain (loss) ...........................
4.99 6.14 (1.89) 6.59 2.88
Net increase (decrease) from investment operations ....................
5.22 6.44 (1.55) 6.93 3.19
Distributions
(c)
– – – – –
From net investment income ..................................
(0.25) (0.31) (0.35) (0.37) (0.31)
From net realized gain .......................................
(2.61) (1.51) (3.73) (10.07) (2.39)
Total distributions ...........................................
(2.86) (1.82) (4.08) (10.44) (2.70)
Net asset value, end of year ...................................
$ 29.58 $ 27.22 $ 22.60 $ 28.23 $ 31.74
Total Return
(d)
19.50% 28.56% (5.51)% 21.97% —
Based on net asset value ......................................
19.50% 28.56% (5.51)% 21.97% 10.26%
Ratios to Average Net Assets
Total expenses .............................................
0.96% 0.97% 0.99% 0.99% 0.97%
Total expenses after fees waived and/or reimbursed ....................
0.84% 0.85% 0.86% 0.86% 0.86%
Net investment income .......................................
0.83% 1.15% 1.17%
(b)
0.98% 0.98%
Supplemental Data
Net assets, end of year (000) ....................................
$ 310,785 $ 309,530 $ 278,913 $ 341,630 $ 328,040
Portfolio turnover rate ........................................
121% 129% 149% 149% 50%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.

Notes to Financial Statements
19
Notes to Financial Statements
ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Core V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statement of Assets and Liabilities.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
20
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Citigroup Global Markets, Inc. ............................................. $ 3,376,089 $ (3,376,089) $ —
Credit Suisse Securities (USA) LLC ......................................... 778,191 (778,191) —
Deutsche Bank Securities, Inc. ............................................. 706,422 (706,422) —
Morgan Stanley & Co. LLC ............................................... 1,220,979 (1,220,979) —
National Financial Services LLC ............................................ 491,640 (491,640) —
SG Americas Securities LLC .............................................. 21,873 (21,873) —
TD Prime Services LLC ................................................. 855,586 (855,586) —
$ 7,450,780 $ (7,450,780) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
22
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2020, the Fund reimbursed the Manager $5,281 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2020, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2020, the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the director s  who are not "interested persons" of the Company , as defined in the 1940 Act
("Independent Directors ” ), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation s described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2020, the amount waived was $7,885.
Average Daily Net Assets
Investment
Advisory Fees
First $250 Million ....................................................................................................... 0.500%
$250 Million - $300 Million ................................................................................................. 0.450
$300 Million - $400 Million ................................................................................................ 0.425
Greater than $400 Million ................................................................................................. 0.400
Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Distribution
Fees
Class II ......................................................................................................... $ 6,049
Class III ......................................................................................................... 712,632
$ 718,681
Class I .......................................................................................................... $ 321,111
Class II ......................................................................................................... 7,977
Class III ......................................................................................................... 572,272
$ 901,360

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed - class specific in the Statement of Operations. For the year ended December 31, 2020, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: T he U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of th e Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2020, the Fund paid BIM $22,361 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program .
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Class I ................................................................................................................
0.05%
Class II ...............................................................................................................
0.07
Class III ...............................................................................................................
0.08
Transfer Agent Fees
Reimbursed
Class I .......................................................................................................... $ 240,921
Class II ......................................................................................................... 5,154
Class III ......................................................................................................... 344,188
$ 590,263
Class I ............................................................................................................. 1.25%
Class II ............................................................................................................ 1.40
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
24
purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, excluding short-term investments, were $531,017,107 and $609,333,830, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 17,099,386 $ 8,466,519
Long-term capital gains ........................................................................................ 27,630,031 22,250,007
$ 44,729,417 $ 30,716,526
Undistributed ordinary income ............................................................................................. $ 9,870,058
Undistributed long-term capital gains ......................................................................................... 4,615,754
Net unrealized gains (losses)
(a)
............................................................................................ 84,505,853
$ 98,991,665
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the timing and recognition of partnership income.
Tax cost ........................................................................................................... $ 414,766,268
Gross unrealized appreciation ............................................................................................ $ 88,257,687
Gross unrealized depreciation ............................................................................................ (3,758,331)
Net unrealized appreciation (depreciation) .................................................................................... $ 84,499,356

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
26
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
102,372 $ 2,817,017 119,377 $ 3,193,650
Shares issued in reinvestment of distributions ........................
554,725 16,255,252 403,253 10,956,570
Shares redeemed .........................................
(881,202) (24,241,525) (1,044,097) (27,816,664)
Net decrease ..............................................
(224,105) $ (5,169,256) (521,467) $ (13,666,444)
Class II
Shares sold .............................................
69,765 $ 1,797,582 21,719 $ 577,422
Shares issued in reinvestment of distributions ........................
11,701 342,878 11,505 313,065
Shares redeemed .........................................
(136,779) (3,630,527) (44,326) (1,190,547)
Net decrease ..............................................
(55,313) $ (1,490,067) (11,102) $ (300,060)
Class III
Shares sold .............................................
376,993 $ 9,513,924 411,381 $ 10,712,715
Shares issued in reinvestment of distributions ........................
970,829 28,131,287 722,384 19,446,891
Shares redeemed .........................................
(2,212,014) (61,466,660) (2,104,593) (55,919,289)
Net decrease ..............................................
(864,192) $ (23,821,449) (970,828) $ (25,759,683)
Total Net Decrease
(1,143,611) $ (30,480,772) (1,503,397) $ (39,726,187)

Report of Independent Registered Public Accounting Firm
27
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Advantage Large Cap Core V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage Large Cap Core V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2020
BlackRock Annual Report To Shareholders
28
Portfolio Abbreviations
CVR Contingent Value Rights
S&P Standard & Poor's

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Value V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report To Shareholders
2
BlackRock Advantage Large Cap Value V.I. Fund
Investment Objective
BlackRock Advantage Large Cap Value V.I. Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund outperformed its benchmark, the Russell 1000
®
Value Index.
What factors influenced performance?
The Fund outperformed amid a highly volatile market backdrop during the period. Broad economic shutdowns in the beginning of the year to mitigate coronavirus spread led to the worst first quarter on record for U.S. stocks as investors weighed the impact on growth and unemployment. Subsequently, the easing of lockdown restrictions, ongoing loose monetary policy from the Fed and improving prospects for a COVID-19 vaccine led equities higher. U.S. equities not only completed a remarkable recovery from the
March 2020 selloff but set new all-time highs to end the year. However, the move higher was accompanied by historic rotations of market leadership. Strong efficacy data from vaccine developers in November 2020 instigated a sharp rotation out of momentum styles, which experienced their sharpest drawdown since the global financial crisis as investors shifted to cyclical exposures.
Outperformance was driven by strength in the first half of the year, while the Fund lagged amid the shifting market backdrop seen in the second half. The positive relative performance was primarily driven by the portfolio’s sentiment and fundamental quality-based measures, while select macro thematic measures struggled.
Although trend-based sentiment measures faltered near the end of 2020, faster moving sentiment measures constructed from alternative data were able to correctly position the portfolio throughout the COVID-19 crisis witnessed earlier in the period. Insights that captured firms likely to benefit during the recovery were most additive, including those evaluating how companies were navigating fast changing consumer habits and the emergence from lockdown by looking at supply chain linkages and mobile app usage. The real time nature of such measures was helpful in evaluating the quickly evolving marketplace. Other sentiment-based measures that look to bond data and non-
obvious news sentiment were also notable performers.
Nontraditional measures of quality, such as insights related to environmental, social and governance (“ESG”) factors, were other top contributors. Specifically, an insight that looks to capture investor flows into ESG-related positions was one of the best performing insights as it was able to follow the broader sustainability market trend. Traditional quality insights, such as balance sheet strength, were able to drive meaningful gains. In particular, an insight that takes the opposite view of concentrated style positions was a notable contributor for the period.
Conversely, COVID-19 sentiment insights that evaluate work-from-home trends struggled later in the period amid the broader re-opening trend and as several employers made forward-looking comments concerning the desire for employees to return to the office. Select industry timing insights also struggled throughout the period. Of note, while the portfolio targets a generally sector- and industry-neutral approach, an overweight in the semiconductors sector was a drag on relative performance. Despite the challenging performance after vaccine news in November, performance for the generic momentum style was strong over the period. As a result, a style-timing insight that took a more conservative view toward momentum weighed on performance for the year.
During the period, the Fund used derivatives via futures contracts to equitize cash and cash equivalents to be fully invested in the stock market while maintaining some liquidity. The Fund’s use of derivatives had a positive impact on Fund performance.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. However, a number of new stock selection insights were added to the portfolio. Given the dynamism of the current environment, the Fund instituted enhanced signal constructs to best identify emerging trends due to COVID-19, such as “work from home” and vaccine development. A new alternative data-driven insight that looks to capture brand sentiment from consumers was also added.
Describe portfolio positioning at period end.
Relative to the Russell 1000
©
Value Index, the Fund was positioned essentially neutrally from a sector perspective. The Fund had slight overweight positions in the information technology and utility sectors and slight underweight positions in consumer discretionary and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)
3
Fund Summary
BlackRock Advantage Large Cap Value V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Large Cap Value V.I. Fund”.
(c)
An unmanaged index that is a subset of the Russell 1000
®
Index that consists of those Russell 1000
®
securities with lower price-to book ratios and lower expected growth values.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
................................................................. 21.53% 3.66% 9.62% 10.14%
Class II
(b)
................................................................. 21.52 3.53 9.43 9.95
Class III
(b)
................................................................ 21.39 3.42 9.30 9.79
Russell 1000
®
Value Index ..................................................... 22.75 2.80 9.74 10.50
(a)
For the portion of the period, the Fund’s investment adviser waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Large Cap Value V.I. Fund”.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report To Shareholders
4
BlackRock Advantage Large Cap Value V.I. Fund
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Financials ....................................... 20%
Industrials ....................................... 13
Health Care ..................................... 12
Information Technology .............................. 10
Communication Services ............................. 9
Consumer Staples ................................. 8
Consumer Discretionary ............................. 7
Utilities ......................................... 6
Real Estate ...................................... 5
Energy ......................................... 4
Materials ....................................... 4
Short-Term Securities ............................... 5
Liabilities in Excess of Other Assets ..................... (3)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,215.30 $ 3.34 $ 1,000.00 $ 1,022.12 $ 3.05 0.60%
Class II .................................. 1,000.00 1,215.20 4.18 1,000.00 1,021.37 3.81 0.75
Class III .................................. 1,000.00 1,213.90 4.73 1,000.00 1,020.86 4.32 0.85
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2020
BlackRock Annual Report To Shareholders
BlackRock Advantage Large Cap Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Shares
Shares Value
Common Stocks — 97.5%
Aerospace & Defense — 2.1%
Boeing Co. (The) ................... 1,583 $ 338,857
Curtiss-Wright Corp. ................. 1,993 231,885
HEICO Corp. ..................... 270 35,748
Hexcel Corp.
(a)
..................... 417 20,220
L3Harris Technologies, Inc. ............ 1,336 252,531
Lockheed Martin Corp. ............... 1,064 377,699
Mercury Systems, Inc.
(b)
.............. 316 27,827
Northrop Grumman Corp. ............. 473 144,132
Raytheon Technologies Corp. .......... 2,570 183,781
Teledyne Technologies, Inc.
(b)
........... 508 199,126
1,811,806
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc. .......... 854 80,165
Expeditors International of Washington, Inc. . 3,948 375,495
FedEx Corp. ...................... 1,002 260,139
715,799
Airlines — 0.4%
Alaska Air Group, Inc. ................ 5,381 279,812
Copa Holdings SA, Class A ............ 161 12,434
Delta Air Lines, Inc. ................. 315 12,666
United Airlines Holdings, Inc.
(b)
.......... 1,897 82,045
386,957
Auto Components — 0.7%
Aptiv plc ......................... 3,785 493,148
BorgWarner, Inc. ................... 2,708 104,637
597,785
Automobiles — 0.4%
Harley-Davidson, Inc. ................ 3,964 145,479
Tesla, Inc.
(b)
....................... 253 178,534
324,013
Banks — 8.2%
Bank of America Corp. ............... 47,701 1,445,817
Bank of Hawaii Corp. ................ 1,099 84,206
Citigroup, Inc. ..................... 10,602 653,719
Comerica, Inc. ..................... 3,973 221,932
Cullen/Frost Bankers, Inc. ............. 990 86,358
First Horizon National Corp. ............ 19,458 248,284
JPMorgan Chase & Co. .............. 16,476 2,093,605
Pinnacle Financial Partners, Inc. ......... 4,183 269,385
Regions Financial Corp. .............. 5,077 81,841
Signature Bank .................... 392 53,034
SVB Financial Group
(b)
............... 841 326,165
Truist Financial Corp. ................ 4,851 232,509
US Bancorp ...................... 7,143 332,792
Wells Fargo & Co. .................. 27,994 844,859
Wintrust Financial Corp. .............. 1,914 116,926
Zions Bancorp NA .................. 2,737 118,895
7,210,327
Beverages — 1.3%
Brown-Forman Corp., Class A .......... 751 55,176
Brown-Forman Corp., Class B .......... 3,091 245,518
Coca-Cola Co. (The) ................ 4,001 219,415
Molson Coors Beverage Co., Class B ..... 832 37,598
PepsiCo, Inc. ..................... 3,706 549,600
1,107,307
Security
Shares
Shares Value
Biotechnology — 1.2%
AbbVie, Inc. ...................... 2,075 $ 222,336
Alexion Pharmaceuticals, Inc.
(b)
......... 134 20,936
Amgen, Inc. ...................... 159 36,557
Biogen, Inc.
(b)
..................... 552 135,163
Gilead Sciences, Inc. ................ 11,292 657,872
Global Blood Therapeutics, Inc.
(b)
........ 202 8,749
Vertex Pharmaceuticals, Inc.
(b)
.......... 57 13,471
1,095,084
Building Products — 1.1%
Allegion plc ....................... 3,537 411,636
Carrier Global Corp. ................. 380 14,334
Lennox International, Inc. ............. 1,469 402,462
Masco Corp. ...................... 242 13,293
Trane Technologies plc
(a)
.............. 776 112,644
954,369
Capital Markets — 4.5%
Ameriprise Financial, Inc. ............. 1,736 337,357
Bank of New York Mellon Corp. (The) ..... 7,437 315,626
Cboe Global Markets, Inc. ............. 935 87,067
Charles Schwab Corp. (The) ........... 10,984 582,591
CME Group, Inc. ................... 2,450 446,022
FactSet Research Systems, Inc. ......... 363 120,698
Moody's Corp. ..................... 1,398 405,756
Morgan Stanley .................... 13,178 903,088
S&P Global, Inc. ................... 1,050 345,167
State Street Corp. .................. 2,656 193,304
T. Rowe Price Group, Inc. ............. 1,734 262,510
3,999,186
Chemicals — 3.1%
Air Products & Chemicals, Inc. .......... 327 89,343
Ecolab, Inc. ...................... 4,359 943,113
FMC Corp. ....................... 3,787 435,240
Linde plc ........................ 1,500 395,265
Mosaic Co. (The) ................... 9,928 228,444
PPG Industries, Inc. ................. 4,455 642,500
2,733,905
Commercial Services & Supplies — 0.5%
Cintas Corp. ...................... 314 110,986
Copart , Inc.
(b)
..................... 1,971 250,810
IAA, Inc.
(b)
........................ 1,007 65,435
427,231
Communications Equipment — 1.5%
Cisco Systems, Inc. ................. 29,028 1,299,003
Motorola Solutions, Inc. .............. 354 60,201
1,359,204
Construction & Engineering — 0.3%
EMCOR Group, Inc. ................. 2,006 183,469
Quanta Services, Inc. ................ 377 27,151
Valmont Industries, Inc. ............... 216 37,785
248,405
Construction Materials — 0.1%
Vulcan Materials Co. ................ 682 101,147
Consumer Finance — 1.4%
Ally Financial, Inc. .................. 12,808 456,733
American Express Co. ............... 6,291 760,645
1,217,378

BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Containers & Packaging — 0.1%
AptarGroup, Inc. ................... 75 $ 10,267
International Paper Co. ............... 1,353 67,271
Silgan Holdings, Inc. ................. 1,036 38,415
115,953
Distributors — 0.2%
Genuine Parts Co. .................. 383 38,465
Pool Corp. ....................... 379 141,177
179,642
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.
(b)
.... 1,645 284,569
Graham Holdings Co., Class B .......... 27 14,401
H&R Block, Inc. .................... 3,730 59,158
358,128
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B
(b)
...... 5,561 1,289,429
Diversified Telecommunication Services — 2.3%
AT&T, Inc. ........................ 35,373 1,017,328
Verizon Communications, Inc. .......... 16,932 994,755
2,012,083
Electric Utilities — 4.0%
Alliant Energy Corp. ................. 9,285 478,456
Avangrid , Inc. ..................... 1,818 82,628
Eversource Energy ................. 4,489 388,343
IDACORP, Inc. .................... 3,363 322,949
NextEra Energy, Inc. ................ 21,206 1,636,043
Pinnacle West Capital Corp. ........... 3,671 293,496
Xcel Energy, Inc. ................... 4,904 326,950
3,528,865
Electrical Equipment — 0.4%
Hubbell, Inc. ...................... 1,697 266,073
Rockwell Automation, Inc. ............. 253 63,455
329,528
Electronic Equipment, Instruments & Components — 0.5%
National Instruments Corp. ............ 3,823 167,982
Trimble, Inc.
(b)
..................... 2,587 172,734
Vontier Corp.
(b)
.................... 1,972 65,865
406,581
Energy Equipment & Services — 0.8%
Schlumberger NV .................. 25,941 566,292
TechnipFMC plc .................... 16,037 150,748
717,040
Entertainment — 2.8%
Activision Blizzard, Inc. ............... 1,274 118,291
Walt Disney Co. (The)
(b)
.............. 11,538 2,090,455
Warner Music Group Corp., Class A ...... 3,022 114,806
World Wrestling Entertainment, Inc., Class A 1,167 56,074
Zynga, Inc., Class A
(b)
................ 10,776 106,359
2,485,985
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) — 4.7%
Alexandria Real Estate Equities, Inc. ...... 774 $ 137,942
American Tower Corp. ............... 383 85,968
Boston Properties, Inc. ............... 5,405 510,935
Brixmor Property Group, Inc. ........... 19,736 326,631
Camden Property Trust ............... 1,141 114,009
Douglas Emmett, Inc. ................ 3,091 90,195
Equinix , Inc. ...................... 40 28,567
Equity Residential .................. 3,190 189,103
Federal Realty Investment Trust ......... 343 29,196
Kilroy Realty Corp. .................. 5,859 336,307
Kimco Realty Corp. ................. 11,756 176,458
Macerich Co. (The) ................. 2,643 28,201
Park Hotels & Resorts, Inc. ............ 3,355 57,538
Prologis, Inc. ...................... 13,246 1,320,096
Regency Centers Corp. .............. 3,575 162,984
Simon Property Group, Inc. ............ 5,353 456,504
Welltower , Inc. ..................... 2,184 141,130
4,191,764
Food & Staples Retailing — 1.4%
Costco Wholesale Corp. .............. 1,758 662,379
Walmart, Inc. ...................... 4,270 615,521
1,277,900
Food Products — 2.2%
Bunge Ltd. ....................... 675 44,266
General Mills, Inc. .................. 13,627 801,268
Hershey Co. (The) .................. 4,541 691,731
McCormick & Co., Inc. (Non-Voting) ...... 2,824 269,974
Mondelez International, Inc., Class A ...... 1,666 97,411
1,904,650
Gas Utilities — 0.0%
UGI Corp. ........................ 624 21,815
Health Care Equipment & Supplies — 3.1%
Align Technology, Inc.
(b)
............... 45 24,047
Becton Dickinson and Co. ............. 414 103,591
Boston Scientific Corp.
(b)
.............. 2,928 105,261
Danaher Corp. .................... 1,576 350,093
Dentsply Sirona, Inc. ................ 828 43,354
Edwards Lifesciences Corp.
(b)
.......... 6,525 595,276
Hill-Rom Holdings, Inc. ............... 1,287 126,087
Hologic , Inc.
(b)
..................... 1,072 78,074
IDEXX Laboratories, Inc.
(b)
............. 395 197,449
Medtronic plc ..................... 6,498 761,176
Stryker Corp. ..................... 1,519 372,216
2,756,624
Health Care Providers & Services — 2.4%
Anthem, Inc. ...................... 1,372 440,535
Cardinal Health, Inc. ................. 3,400 182,104
Cigna Corp. ...................... 1,899 395,334
CVS Health Corp. .................. 2,571 175,599
HCA Healthcare, Inc. ................ 233 38,319
Henry Schein, Inc.
(b)
................. 5,736 383,509
Laboratory Corp. of America Holdings
(b)
.... 136 27,683
McKesson Corp. ................... 1,689 293,751
Quest Diagnostics, Inc. ............... 719 85,683
UnitedHealth Group, Inc. .............. 323 113,270
2,135,787
Health Care Technology — 0.1%
Cerner Corp. ...................... 594 46,617

2020
BlackRock Annual Report To Shareholders
BlackRock Advantage Large Cap Value V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 2.2%
Chipotle Mexican Grill, Inc.
(b)
........... 112 $ 155,312
Darden Restaurants, Inc.
(a)
............ 1,649 196,429
Hyatt Hotels Corp., Class A ............ 254 18,860
McDonald's Corp. .................. 2,207 473,578
MGM Resorts International ............ 3,573 112,585
Planet Fitness, Inc., Class A
(b)
.......... 2,201 170,864
Six Flags Entertainment Corp. .......... 3,218 109,734
Starbucks Corp. .................... 542 57,983
Texas Roadhouse, Inc. ............... 1,079 84,335
Vail Resorts, Inc. ................... 69 19,248
Wendy's Co. (The) .................. 6,986 153,133
Wyndham Destinations, Inc. ........... 6,998 313,930
Wyndham Hotels & Resorts, Inc. ........ 976 58,013
1,924,004
Household Durables — 0.1%
DR Horton, Inc. .................... 677 46,659
KB Home ........................ 1,393 46,693
93,352
Household Products — 2.5%
Clorox Co. (The) ................... 3,188 643,721
Colgate-Palmolive Co. ............... 11,253 962,244
Procter & Gamble Co. (The) ........... 4,203 584,805
2,190,770
Industrial Conglomerates — 2.4%
3M Co. .......................... 2,035 355,698
General Electric Co. ................. 23,968 258,854
Honeywell International, Inc. ........... 5,621 1,195,587
Roper Technologies, Inc. .............. 707 304,780
2,114,919
Insurance — 3.2%
Aflac, Inc. ........................ 5,833 259,394
Allstate Corp. (The) ................. 941 103,444
Arch Capital Group Ltd.
(b)
............. 3,695 133,279
Athene Holding Ltd., Class A
(b)
.......... 5,368 231,576
Brighthouse Financial, Inc.
(b)
........... 3,229 116,906
Brown & Brown, Inc. ................. 747 35,415
First American Financial Corp. .......... 4,474 230,993
Hanover Insurance Group, Inc. (The) ..... 466 54,485
Lincoln National Corp. ............... 1,862 93,677
Marsh & McLennan Cos., Inc. .......... 2,120 248,040
MetLife, Inc. ...................... 5,368 252,028
Progressive Corp. (The) .............. 2,246 222,084
Reinsurance Group of America, Inc. ...... 625 72,437
Travelers Cos., Inc. (The) ............. 4,585 643,596
Willis Towers Watson plc .............. 650 136,942
2,834,296
Interactive Media & Services — 1.9%
(b)
Alphabet, Inc., Class A ............... 404 708,066
Alphabet, Inc., Class C ............... 327 572,865
Match Group, Inc. .................. 287 43,392
Twitter, Inc. ....................... 6,203 335,892
1,660,215
Internet & Direct Marketing Retail — 0.0%
Wayfair, Inc., Class A
(b)
............... 52 11,742
Security
Shares
Shares Value
IT Services — 2.8%
Accenture plc, Class A ............... 2,866 $ 748,628
Automatic Data Processing, Inc. ......... 1,609 283,506
DXC Technology Co. ................ 1,394 35,895
Fiserv, Inc.
(b)
...................... 6,444 733,714
PayPal Holdings, Inc.
(b)
............... 812 190,170
Visa, Inc., Class A .................. 2,161 472,676
2,464,589
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. ............. 4,111 487,112
QIAGEN NV
(b)
..................... 550 29,068
Thermo Fisher Scientific, Inc. ........... 35 16,302
532,482
Machinery — 3.6%
AGCO Corp. ...................... 2,026 208,860
Cummins, Inc. ..................... 666 151,249
Deere & Co. ...................... 3,378 908,851
Fortive Corp. ...................... 4,808 340,503
Illinois Tool Works, Inc. ............... 218 44,446
Oshkosh Corp. .................... 5,091 438,182
PACCAR, Inc. ..................... 1,241 107,073
Snap-on, Inc. ..................... 1,682 287,857
Xylem, Inc. ....................... 6,830 695,226
3,182,247
Media — 2.2%
Comcast Corp., Class A .............. 17,787 932,039
Discovery, Inc., Class A
(b)
............. 18,892 568,460
Discovery, Inc., Class C
(b)
............. 1,628 42,637
Liberty Media Corp.-Liberty SiriusXM , Class A
(b)
367 15,851
Omnicom Group, Inc. ................ 646 40,291
Sirius XM Holdings, Inc.
(a)
............. 39,005 248,462
ViacomCBS , Inc. ................... 2,239 83,425
1,931,165
Metals & Mining — 0.3%
Reliance Steel & Aluminum Co. ......... 2,015 241,296
Steel Dynamics, Inc. ................. 1,193 43,986
285,282
Multiline Retail — 0.2%
Kohl's Corp. ...................... 557 22,664
Nordstrom, Inc.
(a)
................... 5,884 183,640
206,304
Multi-Utilities — 2.0%
Ameren Corp.
(a)
.................... 4,601 359,154
Black Hills Corp. ................... 140 8,603
CMS Energy Corp. .................. 10,763 656,651
Consolidated Edison, Inc. ............. 8,740 631,640
Public Service Enterprise Group, Inc. ..... 1,501 87,508
1,743,556
Oil, Gas & Consumable Fuels — 3.3%
Cheniere Energy, Inc.
(b)
............... 2,429 145,813
Chevron Corp. ..................... 6,136 518,185
Continental Resources, Inc. ............ 604 9,845
EOG Resources, Inc.
(a)
............... 9,426 470,075
Exxon Mobil Corp. .................. 14,493 597,402
Kinder Morgan, Inc. ................. 13,799 188,632
Phillips 66 ........................ 9,714 679,397
Valero Energy Corp. ................. 4,407 249,304
Williams Cos., Inc. (The) .............. 1,436 28,792
2,887,445
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A .... 1,304 347,112

BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.
(a)
............ 12,081 $ 749,384
Catalent , Inc.
(b)
.................... 816 84,921
Johnson & Johnson ................. 12,165 1,914,528
Merck & Co., Inc. ................... 3,175 259,715
Pfizer, Inc. ....................... 27,848 1,025,085
Zoetis, Inc. ....................... 1,485 245,768
4,279,401
Professional Services — 0.4%
IHS Markit Ltd. .................... 2,530 227,270
Robert Half International, Inc. ........... 1,527 95,407
Verisk Analytics, Inc. ................. 319 66,221
388,898
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(b)
........... 1,193 74,825
Road & Rail — 0.8%
CSX Corp. ....................... 4,993 453,115
Landstar System, Inc. ................ 97 13,062
Lyft, Inc., Class A
(b)
.................. 2,208 108,479
Old Dominion Freight Line, Inc. ......... 291 56,797
Union Pacific Corp. ................. 391 81,414
712,867
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems , Inc.
(b)
........... 2,450 65,317
Analog Devices, Inc.
(a)
............... 3,337 492,975
Applied Materials, Inc. ............... 2,695 232,579
Intel Corp. ....................... 26,604 1,325,411
NVIDIA Corp. ..................... 1,765 921,683
3,037,965
Software — 1.4%
(b)
Adobe, Inc. ....................... 771 385,593
Asana, Inc., Class A ................. 2,768 81,794
Cadence Design Systems, Inc. .......... 1,881 256,625
salesforce.com, Inc. ................. 352 78,331
ServiceNow , Inc. ................... 587 323,102
Teradata Corp. .................... 437 9,819
VMware, Inc., Class A ................ 969 135,912
1,271,176
Specialty Retail — 1.9%
Five Below, Inc.
(b)
................... 309 54,069
Home Depot, Inc. (The) .............. 5,225 1,387,864
TJX Cos., Inc. (The) ................. 3,635 248,234
1,690,167
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 0.7%
Dell Technologies, Inc., Class C
(b)
........ 1,059 $ 77,614
Hewlett Packard Enterprise Co. ......... 20,972 248,518
HP, Inc. ......................... 7,183 176,630
NCR Corp.
(b)
...................... 1,487 55,867
NetApp, Inc. ...................... 1,183 78,362
636,991
Textiles, Apparel & Luxury Goods — 0.4%
Levi Strauss & Co., Class A ............ 1,314 26,385
NIKE, Inc., Class B ................. 816 115,440
Ralph Lauren Corp. ................. 2,139 221,900
Under Armour , Inc., Class C
(b)
.......... 983 14,627
378,352
Thrifts & Mortgage Finance — 0.6%
Essent Group Ltd. .................. 1,779 76,853
MGIC Investment Corp. .............. 1,702 21,360
New York Community Bancorp, Inc. ...... 27,240 287,382
Rocket Cos., Inc., Class A
(a)(b)
........... 9,199 186,004
571,599
Trading Companies & Distributors — 0.6%
Fastenal Co. ...................... 189 9,229
GATX Corp.
(a)
..................... 1,232 102,478
WESCO International, Inc.
(b)
........... 574 45,059
WW Grainger, Inc. .................. 881 359,747
516,513
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 290 44,506
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(b)
.......... 4,107 126,044
Total Common Stocks — 97.5%
(Cost: $77,618,555) .............................. 86,187,078
Total Long-Term Investments — 97.5%
(Cost: $77,618,555) .............................. 86,187,078
Short-Term Securities — 5.2%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% ................... 2,174,299 2,174,299
SL Liquidity Series, LLC, Money Market Series,
0.17%
(d)
....................... 2,433,213 2,433,943
Total Short-Term Securities — 5.2%
(Cost: $4,608,242) .............................. 4,608,242
Total Investments — 102.7%
(Cost: $82,226,797 ) .............................. 90,795,320
Liabilities in Excess of Other Assets — (2.7)% ............ (2,362,278)
Net Assets — 100.0% .............................. $ 88,433,042
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2020
BlackRock Annual Report To Shareholders
BlackRock Advantage Large Cap Value V.I. Fund
10
Schedule of Investments
(continued)
December 31, 2020
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 915,491 $ 1,258,808 $ — $ — $ — $ 2,174,299 2,174,299 $ 4,287 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... 6,774,061 — (4,331,325) (8,467) (326) 2,433,943 2,433,213 16,663
(b)
—
$ (8,467) $ (326) $ 4,608,242 $ 20,950 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
11
Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 13 03/19/21 $ 2,437 $ 62,699
As of period end, the fair values of derivative financial instruments l ocated in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 62,699 $ — $ — $ — $ 62,699
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the year ended December 31, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 470,682 $ — $ — $ — $ 470,682
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 48,533 — — — 48,533
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 2,433,903

2020
BlackRock Annual Report To Shareholders
BlackRock Advantage Large Cap Value V.I. Fund
12
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 86,187,078 $ — $ — $ 86,187,078
Short-Term Securities ....................................... 2,174,299 — — 2,174,299
Subtotal ....................................................
$ 88,361,377 $ — $ — $ 88,361,377
Investments valued at NAV
(a)
...................................... 2,433,943
$ —
Total Investments .............................................. $ 90,795,320
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 62,699 $ — $ — $ 62,699
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
December 31, 2020
13
Financial Statements
See notes to financial statements.
BlackRock
Advantage
Large Cap
Value V.I. Fund
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $2,384,609) (cost — $77,618,555) ........................................... $ 86,187,078
Investments at value — affiliated (cost — $4,608,242) ................................................................................. 4,608,242
Cash pledged for futures contracts .............................................................................................. 167,000
Receivables: –
Securities lending income — affiliated .......................................................................................... 2,062
Dividends — affiliated ..................................................................................................... 58
Dividends — unaffiliated ................................................................................................... 89,975
Variation margin on futures contracts ........................................................................................... 15,471
Prepaid expenses ......................................................................................................... 806
Total assets .............................................................................................................
91,070,692
LIABILITIES
Collateral on securities loaned at value ........................................................................................... 2,440,131
Payables: –
Accounting services fees ................................................................................................... 20,700
Capital shares redeemed ................................................................................................... 18,548
Custodian fees .......................................................................................................... 17,902
Distribution fees ......................................................................................................... 1,333
Investment advisory fees .................................................................................................. 30,890
Directors' and Officer's fees ................................................................................................. 2,045
Other affiliate fees ....................................................................................................... 745
Printing and postage fees .................................................................................................. 14,312
Professional fees ........................................................................................................ 47,781
Transfer agent fees ...................................................................................................... 43,211
Other accrued expenses ................................................................................................... 52
Total liabilities ............................................................................................................
2,637,650
NET ASSETS ............................................................................................................
$ 88,433,042
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 80,719,696
Accumulated earnings ...................................................................................................... 7,713,346
NET ASSETS ............................................................................................................
$ 88,433,042

Statement of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report To Shareholders
14
See notes to financial statements.
BlackRock
Advantage
Large Cap
Value V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 81,864,365
Shares outstanding .................................................................................................
8,234,982
Net asset value ....................................................................................................
$ 9.94
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 696,862
Shares outstanding .................................................................................................
69,527
Net asset value ....................................................................................................
$ 10.02
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 5,871,815
Shares outstanding .................................................................................................
603,438
Net asset value ....................................................................................................
$ 9.73
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2020
15
Financial Statements
See notes to financial statements.
BlackRock
Advantage
Large Cap
Value V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 4,287
Dividends — unaffiliated ................................................................................................... 1,977,587
Securities lending income — affiliated — net ..................................................................................... 16,663
Foreign taxes withheld .................................................................................................... (774)
Total investment income .....................................................................................................
1,997,763
EXPENSES
Investment advisory ...................................................................................................... 611,222
Transfer agent — class specific .............................................................................................. 158,388
Accounting services ...................................................................................................... 44,521
Professional ........................................................................................................... 44,066
Custodian ............................................................................................................. 24,180
Distribution — class specific ................................................................................................ 13,758
Directors and Officer ..................................................................................................... 9,628
Transfer agent .......................................................................................................... 5,200
Printing and postage ..................................................................................................... 2,357
Miscellaneous .......................................................................................................... 2,503
Total expenses ...........................................................................................................
915,823
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (254,895)
Transfer agent fees reimbursed — class specific ................................................................................... (158,384)
Total expenses after fees waived and/or reimbursed ..................................................................................
502,544
Net investment income ......................................................................................................
1,495,219
REALIZED AND UNREALIZED GAIN (LOSS) $ 626,156
Net realized gain (loss) from: $ –
Investments — affiliated ................................................................................................. (8,467)
Investments — unaffiliated ............................................................................................... (1,353,043)
Futures contracts ...................................................................................................... 470,682
A
(890,828)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. (326)
Investments — unaffiliated ............................................................................................... 1,468,777
Futures contracts ...................................................................................................... 48,533
A
1,516,984
Net realized and unrealized gain ...............................................................................................
626,156
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 2,121,375

Statements of Changes in Net Assets

2020
BlackRock Annual Report To Shareholders
16
See notes to financial statements.
BlackRock Advantage Large Cap Value V.I.
Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,495,219 $ 1,955,805
Net realized gain (loss) .............................................................................. (890,828) 5,652,429
Net change in unrealized appreciation (depreciation) .......................................................... 1,516,984 12,949,136
Net increase in net assets resulting from operations .............................................................
2,121,375 20,557,370
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (2,153,705) (5,280,887)
  Class II ....................................................................................... (16,443) (83,595)
  Class III ....................................................................................... (152,464) (272,257)
Decrease in net assets resulting from distributions to shareholders ...................................................
(2,322,612) (5,636,739)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(5,810,577) (7,849,629)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (6,011,814) 7,071,002
Beginning of year .................................................................................... 94,444,856 87,373,854
End of year ........................................................................................
$ 88,433,042 $ 94,444,856
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
17
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.86 $ 8.40 $ 10.63 $ 12.06 $ 11.49
Net investment income
(a)
.....................................
0.16 0.20 0.20
(b)
0.20 0.15
Net realized and unrealized gain (loss) ...........................
0.18 1.88 (1.08) 1.86 1.41
Net increase (decrease) from investment operations ....................
0.34 2.08 (0.88) 2.06 1.56
Distributions
(c)
– – – – –
From net investment income ..................................
(0.16) (0.20) (0.21) (0.21) (0.16)
From net realized gain .......................................
(0.10) (0.42) (1.14) (3.28) (0.83)
Total distributions ...........................................
(0.26) (0.62) (1.35) (3.49) (0.99)
Net asset value, end of year ...................................
$ 9.94 $ 9.86 $ 8.40 $ 10.63 $ 12.06
Total Return
(d)
3.66% 24.89% (8.20)% — —
Based on net asset value ......................................
3.66% 24.89% (8.20)% 17.22% 13.60%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.11% 1.13% 1.17% 1.17% 1.09%
Total expenses after fees waived and/or reimbursed ....................
0.60% 0.60% 0.61% 0.71% 0.82%
Net investment income .......................................
1.85% 2.12% 1.90%
(b)
1.57% 1.29%
Supplemental Data
Net assets, end of year (000) ....................................
$ 81,864 $ 87,984 $ 78,685 $ 99,213 $ 92,795
Portfolio turnover rate ........................................
139% 144% 164% 168% 47%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. —% —% 0.00% 0.01% —%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report To Shareholders
18
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.10%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Advantage Large Cap Value V.I. Fund
Class II
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.93 $ 8.44 $ 10.67 $ 12.09 $ 11.52
Net investment income
(a)
.....................................
0.16 0.19 0.19
(b)
0.18 0.13
Net realized and unrealized gain (loss) ...........................
0.17 1.89 (1.09) 1.86 1.40
Net increase (decrease) from investment operations ....................
0.33 2.08 (0.90) 2.04 1.53
Distributions
(c)
– – – – –
From net investment income ..................................
(0.14) (0.17) (0.19) (0.18) (0.13)
From net realized gain .......................................
(0.10) (0.42) (1.14) (3.28) (0.83)
Total distributions ...........................................
(0.24) (0.59) (1.33) (3.46) (0.96)
Net asset value, end of year ...................................
$ 10.02 $ 9.93 $ 8.44 $ 10.67 $ 12.09
Total Return
(d)
3.53% 24.69% (8.37)% 17.06% —
Based on net asset value ......................................
3.53% 24.69% (8.37)% 17.06% 13.35%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.22% 1.27% 1.32% 1.32% 1.27%
Total expenses after fees waived and/or reimbursed ....................
0.75% 0.75% 0.76% 0.88% 1.03%
Net investment income .......................................
1.77% 1.95% 1.74%
(b)
1.38% 1.10%
Supplemental Data
Net assets, end of year (000) ....................................
$ 697 $ 1,484 $ 4,813 $ 7,063 $ 6,060
Portfolio turnover rate ........................................
139% 144% 164% 168% 47%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. —% —% 0.00% 0.01% —%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Advantage Large Cap Value V.I. Fund
Class III
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.66 $ 8.24 $ 10.46 $ 11.92 $ 11.37
Net investment income
(a)
.....................................
0.14 0.18 0.18
(b)
0.16 0.11
Net realized and unrealized gain (loss) ...........................
0.17 1.84 (1.07) 1.83 1.38
Net increase (decrease) from investment operations ....................
0.31 2.02 (0.89) 1.99 1.49
Distributions
(c)
– – – – –
From net investment income ..................................
(0.14) (0.18) (0.19) (0.17) (0.11)
From net realized gain .......................................
(0.10) (0.42) (1.14) (3.28) (0.83)
Total distributions ...........................................
(0.24) (0.60) (1.33) (3.45) (0.94)
Net asset value, end of year ...................................
$ 9.73 $ 9.66 $ 8.24 $ 10.46 $ 11.92
Total Return
(d)
3.42% 24.60% (8.46)% 16.86% —
Based on net asset value ......................................
3.42% 24.60% (8.46)% 16.86% 13.17%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.36% 1.38% 1.42% 1.43% 1.35%
Total expenses after fees waived and/or reimbursed ....................
0.85% 0.85% 0.86% 0.99% 1.18%
Net investment income .......................................
1.60% 1.88% 1.70%
(b)
1.26% 0.92%
Supplemental Data
Net assets, end of year (000) ....................................
$ 5,872 $ 4,976 $ 3,876 $ 3,019 $ 1,930
Portfolio turnover rate ........................................
139% 144% 164% 168% 47%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. —% —% 0.00% 0.01% —%
See notes to financial statements.

Notes to Financial Statements
2020
BlackRock Annual Report To Shareholders
20
ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Value V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statement of Assets and Liabilities.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
22
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2020, the Fund reimbursed the Manager $946 for certain accounting services, which is included in accounting services in the Statement of Operations.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Citigroup Global Markets, Inc. ............................................. $ 1,154,566 $ (1,154,566) $ —
Credit Suisse Securities (USA) LLC ......................................... 899,645 (899,645) —
Goldman Sachs & Co. .................................................. 99,098 (99,098) —
JP Morgan Securities LLC ................................................ 132,957 (132,957) —
Morgan Stanley & Co. LLC ............................................... 98,343 (98,343) —
$ 2,384,609 $ (2,384,609) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.75%
$1 Billion - $3 Billion ..................................................................................................... 0.71
$3 Billion - $5 Billion ..................................................................................................... 0.68
$5 Billion - $10 Billion .................................................................................................... 0.65
Greater than $10 Billion .................................................................................................. 0.64

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2020, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2020, the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has agreed to voluntarily waive 0.05% of its investment advisory fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the year ended December 31, 2020, the amount waived was $40,748 .
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021. The contractual agreement may be terminated upon 90 day s’
notice by a majority of the d irectors who are not "interested persons" of the Company as defined in the 1940 Act ("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2020, the amount waived was $1,447.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Distribution
Fees
Class II ......................................................................................................... $ 1,381
Class III ......................................................................................................... 12,377
$ 13,758
Class I .......................................................................................................... $ 146,995
Class II ......................................................................................................... 1,437
Class III ......................................................................................................... 9,956
$ 158,388
Class I ................................................................................................................
0.00%
Class II ...............................................................................................................
0.05
Class III ...............................................................................................................
0.11

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
24
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021 unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed - class specific in the Statement of Operations. For the year ended December 31, 2020, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, the Manager waived and/
or reimbursed investment advisory fees of $212,700 and $5,898, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed
— class specific, respectively, in the Statement of Operations.
Securities Lending: T he U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2020, the Fund paid BIM $4,801 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under t he Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Transfer Agent Fees
Reimbursed
Class I .......................................................................................................... $ 146,995
Class II ......................................................................................................... 978
Class III ......................................................................................................... 4 ,5 1 3
$ 15 2 ,4 86
Class I ............................................................................................................. 0.60%
Class II ............................................................................................................ 0.75
Class III ............................................................................................................ 0.85

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, excluding short-term investments, were $110,569,538 and $118,029,016, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 1,811,710 $ 2,186,731
Long-term capital gains ........................................................................................ 510,902 3,450,008
$ 2,322,612 $ 5,636,739
Undistributed ordinary income ............................................................................................. $ 288,215
Non-expiring capital loss carryforwards
(a)
...................................................................................... (321,924)
Net unrealized gains (losses)
(b)
............................................................................................ 7,747,055
$ 7,713,346
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the timing and recognition of partnership income.
Tax cost ........................................................................................................... $ 83,049,779
Gross unrealized appreciation ............................................................................................ $ 8,962,561
Gross unrealized depreciation ............................................................................................ (1,217,020)
Net unrealized appreciation (depreciation) .................................................................................... $ 7,745,541

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
26
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
362,405 $ 3,256,367 351,065 $ 3,386,062
Shares issued in reinvestment of distributions ........................
233,134 2,153,705 539,411 5,280,887
Shares redeemed .........................................
(1,284,699) (11,309,362) (1,336,511) (12,817,825)
Net decrease ..............................................
(689,160) $ (5,899,290) (446,035) $ (4,150,876)
Class II
Shares sold .............................................
53,715 $ 390,836 80,996 $ 770,410
Shares issued in reinvestment of distributions ........................
1,773 16,443 8,478 83,595
Shares redeemed .........................................
(135,381) (1,054,862) (510,369) (4,969,798)
Net decrease ..............................................
(79,893) $ (647,583) (420,895) $ (4,115,793)
Class III
Shares sold .............................................
356,326 $ 3,073,696 279,094 $ 2,664,998
Shares issued in reinvestment of distributions ........................
16,951 152,464 28,389 272,257
Shares redeemed .........................................
(284,996) (2,489,864) (262,713) (2,520,215)
Net increase ...............................................
88,281 $ 736,296 44,770 $ 417,040
Total Net Decrease
(680,772) $ (5,810,577) (822,160) $ (7,849,629)

Report of Independent Registered Public Accounting Firm
2020
BlackRock Annual Report To Shareholders
28
To the Shareholders of BlackRock Advantage Large Cap Value V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage Large Cap Value V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
29
Glossary of Terms Used in this Report
Portfolio Abbreviations
S&P Standard & Poor's

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Advantage U.S. Total Market V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders
2
BlackRock Advantage U.S. Total Market V.I. Fund
Investment Objective
BlackRock Advantage U.S. Total Market V.I. Fund’s (the “Fund”) investment objective is to seek long-term growth of capital.
On November 11, 2020, the Board approved certain changes to the Fund. The Fund will be changing its investment strategy from primarily investing in equity securities of
U.S. companies to primarily investing in equity securities of U.S. small and medium capitalization companies and derivatives that have similar economic characteristics to such securities. Along with this change, the Fund’s benchmark will change from the Russell 3000
®
Index to the Russell 2500™ Index and the Fund will be renamed BlackRock
Advantage SMID Cap V.I. Fund. These changes are effective on February 9, 2021.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund underperformed its benchmark, the Russell 3000
®
Index.
What factors influenced performance?
The Fund underperformed amid a highly volatile market backdrop during the period. Broad economic shutdowns in the beginning of the year to mitigate coronavirus spread led to the worst first quarter on record for U.S. stocks as investors weighed the impact on growth and unemployment. Subsequently, the easing of lockdown restrictions, ongoing loose monetary policy from the Fed and improving prospects for a COVID-19 vaccine led equities higher. U.S. equities not only completed a remarkable recovery from the March 2020 selloff but set new all-time highs to end the year. However, the move higher was accompanied by historic rotations of market leadership. Markets were boosted following strong efficacy data from vaccine developers in November 2020. Momentum styles experienced their sharpest drawdown since the global financial crisis, as investors shifted to cyclical exposures amid the rotation in the fourth quarter of 2020.
While displaying strong outperformance in the first half of the year, the Fund lagged amid the shifting market backdrop seen in the second half. Underperformance was concentrated near the end of the period, driven by weak performance across trend-based sentiment measures that struggled during the market rotation caused by positive vaccine news. Insights designed to machine read text to evaluate fundamental trends underperformed as investors focused on macro events instead of stock specific fundamentals. Other insights that evaluate conference call text similarly failed to keep pace. The underperformance across trend measures broadened in November, driven by the sharp rotation away from momentum styles. Despite the challenging performance after vaccine news in November, performance for the generic momentum style was strong for the full period. As a result, a style-timing insight that took a more conservative view toward momentum weighed on performance for the year. As investors favored contrarian parts of the market, insights that were positioned for sustained market leadership weighed on the Fund’s returns. Surprisingly, insights that capture traditional valuation metrics, such as comparing valuation across sales, underperformed.
Select sentiment insights that capture COVID-19 related trends, specifically those that evaluate work-from-home indicators, also detracted late in the period amid the broader re-opening trend and as several employers made forward looking comments concerning the desire for employees to return to the office.
On the positive side, although trend-based sentiment measures faltered near the end of 2020, faster moving sentiment measures constructed from alternative data were able to correctly position the portfolio throughout the COVID-19 crisis witnessed earlier in the period. Insights that captured firms likely to benefit during the recovery were most additive, including those evaluating how companies were navigating fast-changing consumer habits and the emergence from lockdown by looking at supply chain linkages and mobile app usage. The real time nature of such measures was helpful in evaluating the quickly evolving marketplace. Other sentiment-based measures that look to bond data and non-obvious news were also additive.
Nontraditional measures of quality, such as insights related to environmental, social and governance (“ESG”) factors, were also able to provide much needed ballast.
Specifically, an insight that looks to capture investor flows into ESG-related positions was one of the best performing insights as it was able to follow the broader sustainability market trend. Traditional quality insights, such as balance sheet strength, also aided Fund performance.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. However, a number of new stock selection insights were added to the portfolio. Given the dynamism of the current environment, the Fund instituted enhanced signal constructs to best identify emerging trends due to COVID-19, such as “work from home” and vaccine development. A new alternative data-driven insight that looks to capture brand sentiment from consumers was also added.
Describe portfolio positioning at period end.
Relative to the Russell 3000
®
Index, the Fund was positioned essentially neutrally from a sector perspective. The Fund had slight overweight positions in the information technology and industrials sectors and slight underweight positions in consumer discretionary and financials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)
3
Fund Summary
BlackRock Advantage U.S. Total Market V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Value Opportunities V.I. Fund”.
(c)
An index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
................................................................. 23.06% 19.96% 15.36% 12.22%
Class II
(b)
................................................................. 22.97 19.82 15.18 12.04
Class III
(b)
................................................................ 22.89 19.65 15.08 11.98
Russell 3000
®
Index ......................................................... 25.24 20.89 15.43 13.79
(a)
For a portion of the period, the Fund’s investment adviser waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Value Opportunities V.I. Fund”.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders
4
BlackRock Advantage U.S. Total Market V.I. Fund
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 27%
Health Care ..................................... 14
Consumer Discretionary ............................. 11
Financials ....................................... 10
Industrials ....................................... 10
Communication Services ............................. 9
Consumer Staples ................................. 5
Real Estate ...................................... 4
Utilities ......................................... 3
Materials ....................................... 2
Energy ......................................... 2
Short-Term Securities ............................... 4
Liabilities in Excess of Other Assets ..................... (1)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,230.60 $ 3.08 $ 1,000.00 $ 1,022.37 $ 2.80 0.55%
Class II .................................. 1,000.00 1,229.70 3.92 1,000.00 1,021.62 3.56 0.70
Class III .................................. 1,000.00 1,228.90 4.48 1,000.00 1,021.11 4.06 0.80
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2020
BlackRock Annual Report To Shareholders
BlackRock Advantage U.S. Total Market V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Shares
Shares Value
Common Stocks — 97.0%
Aerospace & Defense — 1.7%
Boeing Co. (The) ................... 1,183 $ 253,233
Curtiss-Wright Corp. ................. 534 62,131
HEICO Corp. ..................... 2,100 278,040
Hexcel Corp.
(a)
..................... 439 21,287
L3Harris Technologies, Inc. ............ 1,084 204,898
Lockheed Martin Corp. ............... 3,615 1,283,253
Mercury Systems, Inc.
(b)
.............. 655 57,679
Northrop Grumman Corp. ............. 1,585 482,981
Teledyne Technologies, Inc.
(b)
........... 1,272 498,598
3,142,100
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. .......... 4,480 420,538
Expeditors International of Washington, Inc. . 5,320 505,985
Hub Group, Inc., Class A
(b)
............. 4,489 255,873
1,182,396
Airlines — 0.5%
Alaska Air Group, Inc. ................ 8,053 418,756
American Airlines Group, Inc. ........... 3,695 58,270
Delta Air Lines, Inc. ................. 1,068 42,944
Spirit Airlines, Inc.
(b)
................. 13,118 320,735
United Airlines Holdings, Inc.
(b)
.......... 574 24,826
865,531
Auto Components — 0.4%
Aptiv plc ......................... 3,665 477,513
BorgWarner, Inc. ................... 5,766 222,798
700,311
Automobiles — 1.5%
Tesla, Inc.
(b)
....................... 4,048 2,856,552
Banks — 4.2%
Bank of America Corp. ............... 44,416 1,346,249
Bank of Hawaii Corp.
(a)
............... 4,834 370,381
Bank OZK
(a)
...................... 5,409 169,139
BOK Financial Corp. ................. 2,778 190,238
CIT Group, Inc. .................... 466 16,729
Citigroup, Inc. ..................... 4,971 306,512
Comerica, Inc. ..................... 3,676 205,341
Commerce Bancshares, Inc. ........... 1,134 74,504
Credicorp Ltd. ..................... 365 59,867
Cullen/Frost Bankers, Inc. ............. 3,424 298,676
First Horizon National Corp. ............ 14,846 189,435
JPMorgan Chase & Co. .............. 12,676 1,610,739
Live Oak Bancshares, Inc. ............. 1,657 78,641
Pinnacle Financial Partners, Inc.
(a)
....... 8,154 525,118
PNC Financial Services Group, Inc. (The) .. 1,369 203,981
Republic First Bancorp, Inc.
(b)
........... 25,113 71,572
SVB Financial Group
(b)
............... 1,513 586,787
Truist Financial Corp. ................ 2,371 113,642
US Bancorp ...................... 11,288 525,908
Wells Fargo & Co. .................. 14,343 432,872
Western Alliance Bancorp ............. 1,920 115,104
Wintrust Financial Corp. .............. 625 38,181
Zions Bancorp NA .................. 6,505 282,577
7,812,193
Beverages — 1.0%
Brown-Forman Corp., Class B .......... 5,442 432,258
Celsius Holdings, Inc.
(b)
............... 1,545 77,729
Coca-Cola Co. (The) ................ 4,178 229,122
PepsiCo, Inc. ..................... 7,211 1,069,391
1,808,500
Security
Shares
Shares Value
Biotechnology — 2.6%
AbbVie, Inc. ...................... 11,034 $ 1,182,293
Alexion Pharmaceuticals, Inc.
(b)
......... 1,011 157,959
Amgen, Inc. ...................... 5,313 1,221,565
Biogen, Inc.
(b)
..................... 757 185,359
Forte Biosciences, Inc.
(b)
.............. 859 31,276
Gilead Sciences, Inc. ................ 12,271 714,908
Humanigen , Inc.
(b)
.................. 6,085 106,488
Inovio Pharmaceuticals, Inc.
(a)(b)
......... 862 7,629
Moderna , Inc.
(b)
.................... 1,367 142,810
Novavax , Inc.
(a)(b)
................... 350 39,029
Regeneron Pharmaceuticals, Inc.
(b)
....... 469 226,579
Vertex Pharmaceuticals, Inc.
(b)
.......... 3,207 757,942
Vir Biotechnology, Inc.
(b)
.............. 263 7,043
4,780,880
Building Products — 0.6%
Allegion plc ....................... 4,058 472,270
Carrier Global Corp. ................. 2,771 104,522
Lennox International, Inc. ............. 1,104 302,463
Masco Corp. ...................... 761 41,802
Trane Technologies plc
(a)
.............. 967 140,370
1,061,427
Capital Markets — 3.1%
Ameriprise Financial, Inc. ............. 1,959 380,692
Bank of New York Mellon Corp. (The) ..... 1,753 74,397
Cboe Global Markets, Inc. ............. 2,260 210,451
Charles Schwab Corp. (The) ........... 9,938 527,112
CME Group, Inc. ................... 3,792 690,334
FactSet Research Systems, Inc. ......... 1,223 406,648
Moody's Corp. ..................... 4,095 1,188,533
Morgan Stanley .................... 10,323 707,435
S&P Global, Inc. ................... 2,666 876,394
State Street Corp. .................. 2,360 171,761
T. Rowe Price Group, Inc. ............. 3,359 508,519
5,742,276
Chemicals — 1.8%
Ecolab, Inc. ...................... 4,997 1,081,151
FMC Corp. ....................... 2,753 316,402
Mosaic Co. (The) ................... 14,309 329,250
PPG Industries, Inc. ................. 8,235 1,187,652
Sherwin-Williams Co. (The) ............ 443 325,565
Trinseo SA ....................... 1,284 65,754
3,305,774
Commercial Services & Supplies — 0.4%
Brink's Co. (The) ................... 1,695 122,040
Cintas Corp. ...................... 1,034 365,478
Copart , Inc.
(b)
..................... 2,464 313,544
IAA, Inc.
(b)
........................ 675 43,861
844,923
Communications Equipment — 0.9%
Cisco Systems, Inc. ................. 34,264 1,533,314
Motorola Solutions, Inc. .............. 817 138,939
Plantronics, Inc. .................... 1,757 47,492
1,719,745
Construction & Engineering — 0.4%
EMCOR Group, Inc. ................. 7,652 699,852
Construction Materials — 0.1%
Vulcan Materials Co. ................ 1,878 278,526

BlackRock Advantage U.S. Total Market V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Consumer Finance — 0.9%
Ally Financial, Inc. .................. 13,298 $ 474,207
American Express Co. ............... 9,250 1,118,417
Encore Capital Group, Inc.
(b)
........... 917 35,717
1,628,341
Distributors — 0.2%
Genuine Parts Co. .................. 538 54,031
Pool Corp. ....................... 845 314,763
368,794
Diversified Consumer Services — 0.2%
(b)
Bright Horizons Family Solutions, Inc. ..... 1,837 317,783
WW International, Inc. ............... 1,656 40,406
358,189
Diversified Financial Services — 0.0%
Berkshire Hathaway, Inc., Class B
(b)
...... 311 72,112
Electric Utilities — 1.9%
Alliant Energy Corp. ................. 9,313 479,899
Eversource Energy ................. 6,197 536,102
IDACORP, Inc. .................... 4,506 432,711
NextEra Energy, Inc. ................ 20,620 1,590,833
Pinnacle West Capital Corp. ........... 4,192 335,150
Xcel Energy, Inc. ................... 1,956 130,407
3,505,102
Electrical Equipment — 0.7%
AMETEK, Inc. ..................... 3,702 447,720
Emerson Electric Co. ................ 800 64,296
Hubbell, Inc. ...................... 1,913 299,939
Rockwell Automation, Inc. ............. 1,948 488,578
1,300,533
Electronic Equipment, Instruments & Components — 0.6%
Cognex Corp. ..................... 1,819 146,038
Coherent, Inc.
(b)
.................... 195 29,254
National Instruments Corp. ............ 8,608 378,236
Trimble, Inc.
(b)
..................... 4,883 326,038
Vontier Corp.
(b)
.................... 947 31,630
Zebra Technologies Corp., Class A
(b)
...... 458 176,023
1,087,219
Energy Equipment & Services — 0.4%
ChampionX Corp.
(b)
................. 8,471 129,606
Schlumberger NV .................. 27,805 606,983
Seadrill Ltd.
(b)
..................... 29 8
TechnipFMC plc .................... 3,475 32,665
769,262
Entertainment — 2.8%
Activision Blizzard, Inc. ............... 7,119 660,999
Madison Square Garden Sports Corp.
(b)
.... 622 114,510
Marcus Corp. (The)
(a)
................ 1,796 24,210
Netflix, Inc.
(b)
...................... 1,930 1,043,609
Spotify Technology SA
(b)
.............. 85 26,746
Take-Two Interactive Software, Inc.
(b)
...... 613 127,375
Walt Disney Co. (The)
(b)
.............. 14,201 2,572,937
Warner Music Group Corp., Class A ...... 8,351 317,255
World Wrestling Entertainment, Inc., Class A 2,287 109,891
Zynga, Inc., Class A
(b)
................ 21,567 212,866
5,210,398
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc. ...... 2,797 $ 498,481
American Tower Corp. ............... 2,332 523,441
Boston Properties, Inc. ............... 6,052 572,095
Brixmor Property Group, Inc.
(a)
.......... 31,857 527,233
Camden Property Trust ............... 777 77,638
CorePoint Lodging, Inc. .............. 18,095 124,494
Equinix , Inc. ...................... 331 236,393
Equity Residential .................. 4,506 267,116
Federal Realty Investment Trust ......... 2,242 190,839
Host Hotels & Resorts, Inc. ............ 4,328 63,319
Kilroy Realty Corp. .................. 7,187 412,534
Kimco Realty Corp. ................. 26,642 399,896
Life Storage, Inc. ................... 445 53,128
Macerich Co. (The) ................. 1,988 21,212
Outfront Media, Inc. ................. 2,446 47,844
Prologis, Inc. ...................... 17,351 1,729,201
Regency Centers Corp. .............. 8,685 395,949
Simon Property Group, Inc. ............ 7,485 638,321
Welltower , Inc. ..................... 2,172 140,355
6,919,489
Food & Staples Retailing — 1.0%
Costco Wholesale Corp. .............. 4,502 1,696,264
Sysco Corp. ...................... 770 57,180
United Natural Foods, Inc.
(b)
............ 1,363 21,767
Walmart, Inc. ...................... 1,130 162,889
1,938,100
Food Products — 1.4%
General Mills, Inc. .................. 14,412 847,426
Hershey Co. (The) .................. 6,979 1,063,111
Kellogg Co. ....................... 4,278 266,220
McCormick & Co., Inc. (Non-Voting) ...... 5,174 494,634
2,671,391
Gas Utilities — 0.1%
Southwest Gas Holdings, Inc. .......... 2,145 130,309
Health Care Equipment & Supplies — 2.7%
Align Technology, Inc.
(b)
............... 446 238,333
Danaher Corp. .................... 3,013 669,308
Dentsply Sirona, Inc. ................ 491 25,709
DexCom , Inc.
(b)
.................... 1,287 475,830
Edwards Lifesciences Corp.
(b)
.......... 10,729 978,807
Globus Medical, Inc., Class A
(b)
......... 1,115 72,720
Haemonetics Corp.
(b)
................ 318 37,762
Hill-Rom Holdings, Inc. ............... 406 39,776
Hologic , Inc.
(b)
..................... 744 54,186
IDEXX Laboratories, Inc.
(b)
............. 1,794 896,767
Insulet Corp.
(b)
..................... 441 112,733
Intuitive Surgical, Inc.
(b)
............... 52 42,541
LivaNova plc
(b)
..................... 709 46,943
Medtronic plc ..................... 4,624 541,655
Penumbra, Inc.
(b)
................... 288 50,400
Quidel Corp.
(b)
..................... 200 35,930
Shockwave Medical, Inc.
(b)
............. 322 33,398
Stryker Corp.
(a)
.................... 2,103 515,319
Tandem Diabetes Care, Inc.
(b)
.......... 688 65,828
West Pharmaceutical Services, Inc. ...... 601 170,269
5,104,214

2020
BlackRock Annual Report To Shareholders
BlackRock Advantage U.S. Total Market V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Health Care Providers & Services — 2.7%
1Life Healthcare, Inc.
(b)
............... 2,714 $ 118,466
Amedisys , Inc.
(b)
................... 131 38,426
AmerisourceBergen Corp. ............. 2,078 203,145
Anthem, Inc. ...................... 2,726 875,291
Cardinal Health, Inc. ................. 9,283 497,198
Cigna Corp. ...................... 1,105 230,039
HCA Healthcare, Inc. ................ 491 80,750
Henry Schein, Inc.
(b)
................. 8,318 556,141
McKesson Corp. ................... 3,868 672,723
Quest Diagnostics, Inc. ............... 1,049 125,009
UnitedHealth Group, Inc. .............. 4,614 1,618,038
5,015,226
Health Care Technology — 0.3%
Cerner Corp. ...................... 2,659 208,678
Teladoc Health, Inc.
(b)
................ 2,008 401,520
610,198
Hotels, Restaurants & Leisure — 2.2%
Cheesecake Factory, Inc. (The) ......... 1,622 60,111
Chipotle Mexican Grill, Inc.
(b)
........... 453 628,180
Cracker Barrel Old Country Store, Inc. ..... 1,209 159,491
Darden Restaurants, Inc.
(a)
............ 1,833 218,347
Dave & Buster's Entertainment, Inc.
(a)
..... 3,804 114,196
Denny's Corp.
(b)
.................... 11,683 171,506
Dine Brands Global, Inc. .............. 4,761 276,138
Domino's Pizza, Inc. ................. 530 203,234
DraftKings , Inc., Class A
(b)
............. 2,239 104,248
International Game Technology plc ....... 6,828 115,666
Jack in the Box, Inc. ................. 2,616 242,765
McDonald's Corp. .................. 576 123,598
Planet Fitness, Inc., Class A
(b)
.......... 3,859 299,574
Scientific Games Corp., Class A
(b)
........ 479 19,874
SeaWorld Entertainment, Inc.
(b)
......... 7,735 244,349
Shake Shack, Inc., Class A
(a)(b)
.......... 1,470 124,627
Six Flags Entertainment Corp. .......... 3,105 105,880
Starbucks Corp. .................... 1,369 146,456
Texas Roadhouse, Inc. ............... 2,800 218,848
Vail Resorts, Inc. ................... 255 71,135
Wendy's Co. (The) .................. 5,259 115,277
Wyndham Destinations, Inc. ........... 4,769 213,937
Wynn Resorts Ltd. .................. 1,617 182,446
4,159,883
Household Durables — 0.1%
iRobot Corp.
(b)
..................... 630 50,583
KB Home ........................ 953 31,944
Sonos , Inc.
(b)
...................... 2,644 61,843
144,370
Household Products — 1.4%
Church & Dwight Co., Inc. ............. 1,494 130,322
Clorox Co. (The) ................... 5,459 1,102,281
Colgate-Palmolive Co. ............... 7,636 652,955
Procter & Gamble Co. (The) ........... 4,866 677,055
2,562,613
Industrial Conglomerates — 1.2%
3M Co. .......................... 3,438 600,928
Honeywell International, Inc. ........... 5,627 1,196,863
Roper Technologies, Inc. .............. 1,239 534,120
2,331,911
Security
Shares
Shares Value
Insurance — 1.4%
Aflac, Inc. ........................ 3,245 $ 144,305
Aon plc, Class A ................... 142 30,000
Arthur J Gallagher & Co. .............. 1,270 157,112
Athene Holding Ltd., Class A
(b)
.......... 5,213 224,889
Brighthouse Financial, Inc.
(b)
........... 2,400 86,892
First American Financial Corp. .......... 6,151 317,576
Hanover Insurance Group, Inc. (The) ..... 332 38,818
Marsh & McLennan Cos., Inc. .......... 4,527 529,659
Progressive Corp. (The) .............. 3,500 346,080
Travelers Cos., Inc. (The) ............. 4,582 643,175
Trupanion , Inc.
(b)
................... 141 16,879
Willis Towers Watson plc .............. 612 128,936
2,664,321
Interactive Media & Services — 4.9%
(b)
Alphabet, Inc., Class A ............... 1,963 3,440,432
Alphabet, Inc., Class C ............... 1,385 2,426,354
Facebook, Inc., Class A .............. 9,375 2,560,875
Match Group, Inc. .................. 1,658 250,673
Twitter, Inc. ....................... 7,517 407,046
9,085,380
Internet & Direct Marketing Retail — 3.9%
(b)
Amazon.com, Inc. .................. 2,105 6,855,838
Etsy, Inc. ........................ 862 153,358
Grubhub , Inc. ..................... 441 32,753
Overstock.com, Inc. ................. 1,839 88,217
RealReal , Inc. (The) ................. 3,416 66,749
Wayfair, Inc., Class A ................ 502 113,356
7,310,271
IT Services — 5.8%
Accenture plc, Class A ............... 8,783 2,294,207
Automatic Data Processing, Inc. ......... 4,784 842,941
Fiserv, Inc.
(b)
...................... 7,254 825,940
Jack Henry & Associates, Inc. .......... 325 52,647
Mastercard , Inc., Class A .............. 4,721 1,685,114
Okta , Inc.
(b)
....................... 886 225,274
Paychex, Inc. ..................... 2,962 275,999
PayPal Holdings, Inc.
(b)
............... 8,480 1,986,016
Twilio , Inc., Class A
(b)
................ 80 27,080
Visa, Inc., Class A .................. 11,523 2,520,426
Wix.com Ltd.
(b)
..................... 262 65,490
10,801,134
Life Sciences Tools & Services — 1.5%
Adaptive Biotechnologies Corp.
(b)
........ 155 9,165
Agilent Technologies, Inc. ............. 9,767 1,157,292
Illumina, Inc.
(b)
..................... 400 148,000
Mettler -Toledo International, Inc.
(b)
....... 129 147,019
QIAGEN NV
(b)
..................... 2,693 142,325
Thermo Fisher Scientific, Inc. ........... 2,213 1,030,771
Waters Corp.
(b)
.................... 530 131,133
2,765,705
Machinery — 1.8%
Cummins, Inc. ..................... 1,158 262,982
Deere & Co. ...................... 4,474 1,203,730
Graco , Inc. ....................... 869 62,872
Illinois Tool Works, Inc. ............... 1,548 315,606
Oshkosh Corp. .................... 4,037 347,465
PACCAR, Inc. ..................... 2,155 185,933
Snap-on, Inc. ..................... 2,486 425,454
Xylem, Inc. ....................... 5,288 538,265
3,342,307

BlackRock Advantage U.S. Total Market V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Media — 1.5%
Comcast Corp., Class A .............. 11,430 $ 598,932
Discovery, Inc., Class A
(b)
............. 23,895 719,000
Discovery, Inc., Class C
(b)
............. 1,620 42,428
iHeartMedia , Inc., Class A
(b)
............ 4,706 61,084
Liberty Media Corp.-Liberty SiriusXM , Class A
(b)
395 17,060
Meredith Corp. .................... 6,159 118,253
New York Times Co. (The), Class A ....... 3,725 192,843
Sirius XM Holdings, Inc. .............. 161,101 1,026,214
ViacomCBS , Inc. ................... 1,992 74,222
2,850,036
Metals & Mining — 0.2%
Reliance Steel & Aluminum Co. ......... 679 81,310
Royal Gold, Inc. .................... 1,947 207,083
288,393
Multiline Retail — 0.2%
Nordstrom, Inc. .................... 10,787 336,662
Target Corp. ...................... 243 42,897
379,559
Multi-Utilities — 0.7%
CMS Energy Corp. .................. 16,422 1,001,906
Consolidated Edison, Inc. ............. 4,461 322,397
1,324,303
Oil, Gas & Consumable Fuels — 1.6%
Antero Resources Corp.
(b)
............. 35,027 190,897
Callon Petroleum Co.
(b)
............... 3,954 52,035
Cheniere Energy, Inc.
(b)
............... 5,578 334,847
Chevron Corp. ..................... 430 36,314
Concho Resources, Inc. .............. 927 54,090
Delek US Holdings, Inc. .............. 1,608 25,841
EOG Resources, Inc. ................ 9,591 478,303
Laredo Petroleum, Inc.
(b)
.............. 7,277 143,357
ONEOK, Inc. ...................... 1,396 53,579
Phillips 66 ........................ 17,655 1,234,791
Scorpio Tankers, Inc. ................ 5,827 65,204
Valero Energy Corp. ................. 6,355 359,502
Williams Cos., Inc. (The) .............. 2,168 43,468
3,072,228
Paper & Forest Products — 0.2%
Boise Cascade Co. ................. 7,129 340,766
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A .... 3,422 910,902
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co. .............. 20,237 1,255,301
Catalent , Inc.
(b)
.................... 783 81,487
Eli Lilly & Co. ..................... 4,294 724,999
Johnson & Johnson ................. 12,569 1,978,109
Merck & Co., Inc. ................... 14,930 1,221,274
Pfizer, Inc. ....................... 26,720 983,563
Zoetis, Inc. ....................... 6,830 1,130,365
7,375,098
Professional Services — 0.6%
Equifax, Inc. ...................... 420 80,993
IHS Markit Ltd. .................... 3,316 297,876
Robert Half International, Inc. ........... 4,200 262,416
Verisk Analytics, Inc. ................. 2,321 481,816
1,123,101
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(b)
........... 1,744 109,384
Security
Shares
Shares Value
Road & Rail — 0.5%
Covenant Logistics Group, Inc., Class A
(b)
.. 1,496 $ 22,156
Landstar System, Inc. ................ 727 97,898
Lyft, Inc., Class A
(b)
.................. 4,216 207,132
Old Dominion Freight Line, Inc. ......... 1,558 304,090
Uber Technologies, Inc.
(b)
............. 1,576 80,376
Universal Logistics Holdings, Inc. ........ 2,314 47,645
Werner Enterprises, Inc. .............. 2,539 99,580
858,877
Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc.
(b)
......... 8,191 751,197
Allegro MicroSystems , Inc.
(b)
........... 918 24,474
Analog Devices, Inc. ................. 7,684 1,135,157
Applied Materials, Inc. ............... 10,584 913,399
Cirrus Logic, Inc.
(b)
.................. 4,743 389,875
Intel Corp. ....................... 22,125 1,102,267
Lam Research Corp. ................ 284 134,125
NVIDIA Corp. ..................... 6,428 3,356,702
QUALCOMM, Inc. .................. 4,405 671,058
Texas Instruments, Inc. ............... 4,592 753,685
Xilinx, Inc. ........................ 1,167 165,445
9,397,384
Software — 9.5%
Adobe, Inc.
(b)
...................... 6,188 3,094,742
Asana, Inc., Class A
(b)
................ 1,629 48,137
Autodesk, Inc.
(b)
.................... 390 119,082
Cadence Design Systems, Inc.
(b)
........ 4,003 546,129
HubSpot , Inc.
(b)
.................... 706 279,887
Intuit, Inc. ........................ 2,096 796,166
Microsoft Corp. .................... 36,458 8,108,988
RingCentral, Inc., Class A
(b)
............ 679 257,321
salesforce.com, Inc.
(b)
................ 6,596 1,467,808
ServiceNow , Inc.
(b)
.................. 3,230 1,777,889
Slack Technologies, Inc., Class A
(b)
....... 499 21,078
Teradata Corp.
(b)
................... 3,119 70,084
VMware, Inc., Class A
(b)
.............. 2,509 351,912
Workday, Inc., Class A
(b)
.............. 388 92,969
Zendesk , Inc.
(b)
.................... 2,509 359,088
Zoom Video Communications, Inc., Class A
(b)
1,306 440,540
17,831,820
Specialty Retail — 1.4%
Home Depot, Inc. (The) .............. 7,844 2,083,523
Lowe's Cos., Inc. ................... 2,525 405,288
Sally Beauty Holdings, Inc.
(b)
........... 2,194 28,610
Williams-Sonoma, Inc. ............... 272 27,700
2,545,121
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc. ....................... 70,823 9,397,504
Hewlett Packard Enterprise Co. ......... 20,890 247,546
HP, Inc. ......................... 6,940 170,655
NetApp, Inc. ...................... 3,962 262,443
10,078,148
Textiles, Apparel & Luxury Goods — 1.0%
Crocs, Inc.
(b)
...................... 1,360 85,218
Lululemon Athletica, Inc.
(b)
............. 982 341,765
NIKE, Inc., Class B ................. 8,043 1,137,843
Ralph Lauren Corp. ................. 3,281 340,371
1,905,197

2020
BlackRock Annual Report To Shareholders
BlackRock Advantage U.S. Total Market V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp. .............. 4,459 $ 55,961
New York Community Bancorp, Inc. ...... 21,053 222,109
Radian Group, Inc. .................. 1,969 39,872
Rocket Cos., Inc., Class A
(a)(b)
........... 7,497 151,589
469,531
Trading Companies & Distributors — 0.8%
Fastenal Co. ...................... 6,008 293,370
GATX Corp.
(a)
..................... 4,126 343,201
SiteOne Landscape Supply, Inc.
(b)
........ 1,109 175,921
WESCO International, Inc.
(b)
........... 392 30,772
WW Grainger, Inc. .................. 1,609 657,019
1,500,283
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(b)
.......... 7,288 223,669
Total Common Stocks — 97.0%
(Cost: $147,514,623) ............................. 181,241,558
Security
Shares
Shares Value
Rights — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., CVR (Expires
03/31/2021)
(b)
................... 3,948 $ 2,724
Total Rights — 0.0%
(Cost: $8,409) ................................. 2,724
Total Long-Term Investments — 97.0%
(Cost: $147,523,032) ............................. 181,244,282
Short-Term Securities — 3.6%
(c)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
*
................... 5,156,187 5,156,187
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 24,868 24,868
SL Liquidity Series, LLC, Money Market Series,
0.17%
(d)*
....................... 1,482,102 1,482,546
Total Short-Term Securities — 3.6%
(Cost: $6,663,601) .............................. 6,663,601
Total Investments — 100.6%
(Cost: $154,186,633 ) ............................. 187,907,883
Liabilities in Excess of Other Assets — (0.6)% ............ (1,183,881)
Net Assets — 100.0% .............................. $ 186,724,002
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,117,321 $ 4,038,866 $ — $ — $ — $ 5,156,187 5,156,187 $ 7,449 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 8,996,974 — (7,504,972) (9,312) (144) 1,482,546 1,482,102 44,947
(b)
—
$ (9,312) $ (144) $ 6,638,733 $ 52,396 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage U.S. Total Market V.I. Fund
Schedule of Investments
11
Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 30 03/19/21 $ 5,623 $ 142,597
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 142,597 $ — $ — $ — $ 142,597
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the year ended December 31, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 1,313,902 $ — $ — $ — $ 1,313,902
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 127,016 — — — 127,016
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 5,193,958

2020
BlackRock Annual Report To Shareholders
BlackRock Advantage U.S. Total Market V.I. Fund
12
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 181,244,282 $ — $ — $ 181,244,282
Short-Term Securities ....................................... 5,181,055 — — 5,181,055
Subtotal ....................................................
$ 186,425,337 $ — $ — $ 186,425,337
Investments valued at NAV
(a)
...................................... 1,482,546
$ —
Total Investments .............................................. $ 187,907,883
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 142,597 $ — $ — $ 142,597
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
December 31, 2020
13
Financial Statements
See notes to financial statements.
BlackRock
Advantage U.S.
Total Market V.I.
Fund
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $1,448,912) (cost — $147,547,900) .......................................... $ 181,269,150
Investments at value — affiliated (cost — $6,638,733) ................................................................................. 6,638,733
Cash pledged for futures contracts .............................................................................................. 345,000
Foreign currency at value (cost — $785) .......................................................................................... 766
Receivables: –
Investments sold ........................................................................................................ 927,705
Securities lending income — affiliated .......................................................................................... 2,791
Dividends — affiliated ..................................................................................................... 121
Dividends — unaffiliated ................................................................................................... 127,722
Variation margin on futures contracts ........................................................................................... 38,015
Prepaid expenses ......................................................................................................... 2,054
Total assets .............................................................................................................
189,352,057
LIABILITIES
Collateral on securities loaned at value ........................................................................................... 1,483,699
Payables: –
Investments purchased .................................................................................................... 822,733
Capital shares redeemed ................................................................................................... 46,466
Distribution fees ......................................................................................................... 1,774
Investment advisory fees .................................................................................................. 76,285
Directors' and Officer's fees ................................................................................................. 2,301
Other affiliate fees ....................................................................................................... 1,436
Transfer agent fees ...................................................................................................... 99,638
Other accrued expenses ................................................................................................... 93,723
Total liabilities ............................................................................................................
2,628,055
NET ASSETS ............................................................................................................
$ 186,724,002
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 149,405,533
Accumulated earnings ...................................................................................................... 37,318,469
NET ASSETS ............................................................................................................
$ 186,724,002

Statement of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report to Shareholders
14
See notes to financial statements.
BlackRock
Advantage U.S.
Total Market V.I.
Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 177,134,427
Shares outstanding .................................................................................................
6,443,786
Net asset value ....................................................................................................
$ 27.49
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 3,036,248
Shares outstanding .................................................................................................
110,789
Net asset value ....................................................................................................
$ 27.41
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 6,553,327
Shares outstanding .................................................................................................
374,373
Net asset value ....................................................................................................
$ 17.50
Shares authorized ..................................................................................................
10 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2020
15
Financial Statements
See notes to financial statements.
BlackRock
Advantage U.S.
Total Market V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 7,449
Dividends — unaffiliated ................................................................................................... 2,728,171
Securities lending income — affiliated — net ..................................................................................... 44,947
Foreign taxes withheld .................................................................................................... (231)
Total investment income .....................................................................................................
2,780,336
EXPENSES
Investment advisory ...................................................................................................... 1,249,727
Transfer agent — class specific .............................................................................................. 370,700
Professional ........................................................................................................... 50,009
Accounting services ...................................................................................................... 46,127
Custodian ............................................................................................................. 30,649
Distribution — class specific ................................................................................................ 17,759
Directors and Officer ..................................................................................................... 10,480
Transfer agent .......................................................................................................... 5,200
Printing and postage ..................................................................................................... 4,985
Miscellaneous .......................................................................................................... 2,907
Total expenses ...........................................................................................................
1,788,543
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (484,196)
Transfer agent fees reimbursed — class specific ................................................................................... (370,672)
Total expenses after fees waived and/or reimbursed ..................................................................................
933,675
Net investment income ......................................................................................................
1,846,661
REALIZED AND UNREALIZED GAIN (LOSS) $ 29,312,504
Net realized gain (loss) from: $ –
Investments — affiliated ................................................................................................. (9,312)
Investments — unaffiliated ............................................................................................... 12,010,015
Futures contracts ...................................................................................................... 1,313,902
A
13,314,605
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. (144)
Investments — unaffiliated ............................................................................................... 15,871,012
Foreign currency translations .............................................................................................. 15
Futures contracts ...................................................................................................... 127,016
A
15,997,899
Net realized and unrealized gain ...............................................................................................
29,312,504
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 31,159,165

Statements of Changes in Net Assets

2020
BlackRock Annual Report To Shareholders
16
See notes to financial statements.
BlackRock Advantage U.S. Total Market V.I.
Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,846,661 $ 2,979,432
Net realized gain .................................................................................. 13,314,605 17,736,348
Net change in unrealized appreciation (depreciation) .......................................................... 15,997,899 34,104,578
Net increase in net assets resulting from operations .............................................................
31,159,165 54,820,358
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (12,317,097) (15,857,138)
  Class II ....................................................................................... (215,249) (284,705)
  Class III ....................................................................................... (670,030) (782,251)
Decrease in net assets resulting from distributions to shareholders ...................................................
(13,202,376) (16,924,094)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(8,531,951) (87,387,941)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 9,424,838 (49,491,677)
Beginning of year .................................................................................... 177,299,164 226,790,841
End of year ........................................................................................
$ 186,724,002 $ 177,299,164
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
17
Financial Highlights
See notes to financial statements.
BlackRock Advantage U.S. Total Market V.I. Fund
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 24.65 $ 21.11 $ 25.63 $ 27.93 $ 23.24
Net investment income
(a)
.....................................
0.28 0.35 0.34 0.26
(b)
0.07
Net realized and unrealized gain (loss) ...........................
4.57 5.74 (2.00) 3.60 5.43
Net increase (decrease) from investment operations ....................
4.85 6.09 (1.66) 3.86 5.50
Distributions
(c)
– – – – –
From net investment income ..................................
(0.30) (0.44) (0.34) (0.27) (0.07)
From net realized gain .......................................
(1.71) (2.11) (2.52) (5.89) (0.74)
Total distributions ...........................................
(2.01) (2.55) (2.86) (6.16) (0.81)
Net asset value, end of year ...................................
$ 27.49 $ 24.65 $ 21.11 $ 25.63 $ 27.93
Total Return
(d)
19.96% 28.98% (6.39)% — —
Based on net asset value ......................................
19.96% 28.98% (6.39)% 14.05% 23.65%
Ratios to Average Net Assets
Total expenses .............................................
1.06% 1.02% 1.03% 1.05% 1.01%
Total expenses after fees waived and/or reimbursed ....................
0.55% 0.55% 0.55% 0.71% 0.92%
Net investment income .......................................
1.12% 1.45% 1.31% 0.91%
(b)
0.28%
Supplemental Data
Net assets, end of year (000) ....................................
$ 177,134 $ 168,415 $ 218,976 $ 261,872 $ 250,567
Portfolio turnover rate ........................................
119% 135% 150% 179% 78%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.05 per share and 0.18%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report To Shareholders
18
See notes to financial statements.
BlackRock Advantage U.S. Total Market V.I. Fund
Class II
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 24.58 $ 21.06 $ 25.57 $ 27.88 $ 23.21
Net investment income
(a)
.....................................
0.24 0.32 0.30 0.20
(b)
0.03
Net realized and unrealized gain (loss) ...........................
4.56 5.71 (1.99) 3.60 5.41
Net increase (decrease) from investment operations ....................
4.80 6.03 (1.69) 3.80 5.44
Distributions
(c)
– – – – –
From net investment income ..................................
(0.26) (0.40) (0.30) (0.22) (0.03)
From net realized gain .......................................
(1.71) (2.11) (2.52) (5.89) (0.74)
Total distributions ...........................................
(1.97) (2.51) (2.82) (6.11) (0.77)
Net asset value, end of year ...................................
$ 27.41 $ 24.58 $ 21.06 $ 25.57 $ 27.88
Total Return
(d)
19.82% 28.77% (6.53)% 13.85% —
Based on net asset value ......................................
19.82% 28.77% (6.53)% 13.85% 23.40%
Ratios to Average Net Assets
Total expenses .............................................
1.19% 1.21% 1.22% 1.22% 1.20%
Total expenses after fees waived and/or reimbursed ....................
0.70% 0.70% 0.70% 0.88% 1.09%
Net investment income .......................................
0.97% 1.29% 1.16% 0.72%
(b)
0.10%
Supplemental Data
Net assets, end of year (000) ....................................
$ 3,036 $ 3,055 $ 2,742 $ 3,131 $ 3,351
Portfolio turnover rate ........................................
119% 135% 150% 179% 78%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.05 per share and 0.17%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
See notes to financial statements.
BlackRock Advantage U.S. Total Market V.I. Fund
Class III
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 16.33 $ 14.66 $ 18.74 $ 21.89 $ 18.36
Net investment income
(a)
.....................................
0.14 0.20 0.20 0.14
(b)
0.01
Net realized and unrealized gain (loss) ...........................
3.00 3.97 (1.46) 2.82 4.29
Net increase (decrease) from investment operations ....................
3.14 4.17 (1.26) 2.96 4.30
Distributions
(c)
– – – – –
From net investment income ..................................
(0.26) (0.39) (0.30) (0.22) (0.03)
From net realized gain .......................................
(1.71) (2.11) (2.52) (5.89) (0.74)
Total distributions ...........................................
(1.97) (2.50) (2.82) (6.11) (0.77)
Net asset value, end of year ...................................
$ 17.50 $ 16.33 $ 14.66 $ 18.74 $ 21.89
Total Return
(d)
19.65% 28.65% (6.65)% 13.83% —
Based on net asset value ......................................
19.65% 28.65% (6.65)% 13.83% 23.41%
Ratios to Average Net Assets
Total expenses .............................................
1.29% 1.31% 1.32% 1.32% 1.29%
Total expenses after fees waived and/or reimbursed ....................
0.80% 0.80% 0.80% 0.95% 1.11%
Net investment income .......................................
0.87% 1.19% 1.06% 0.65%
(b)
0.08%
Supplemental Data
Net assets, end of year (000) ....................................
$ 6,553 $ 5,829 $ 5,073 $ 5,324 $ 6,184
Portfolio turnover rate ........................................
119% 135% 150% 179% 78%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.04 per share and 0.17%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.

Notes to Financial Statements
2020
BlackRock Annual Report to Shareholders
20
ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
U.S. Total Market V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
On November 11, 2020, the Board of Directors of the Company (the "Board") approved certain changes to the Fund. The Fund will be changing its investment strategy from primarily investing in equity securities of U.S. companies to primarily investing in equity securities of U.S. small and medium capitalization companies and derivatives that have similar economic characteristics to such securities. Along with this change, the Fund’s benchmark will change from the Russell 3000
®
Index to the Russell 2500™ Index
and the Fund will be renamed BlackRock Advantage SMID Cap V.I. Fund. These changes are effective on February 9, 2021.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager")  or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex .
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statement of Assets and Liabilities.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
22
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Barclays Capital, Inc. ................................................... $ 140,710 $ (140,710) $ —
Citigroup Global Markets, Inc. ............................................. 870,607 (870,607) —
Credit Suisse Securities (USA) LLC ......................................... 105,677 (105,677) —
Deutsche Bank Securities, Inc. ............................................. 137,102 (137,102) —
Goldman Sachs & Co. .................................................. 20,381 (20,381) —
National Financial Services LLC ............................................ 159,540 (159,540) —
TD Prime Services LLC ................................................. 14,895 (14,895) —
$ 1,448,912 $ (1,448,912) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2020, the Fund reimbursed the Manager $1,385 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2020, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2020 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the director s  who are not "interested persons" of the Company , as defined in the 1940 Act
("Independent Directors ” ), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2020, the amount waived was $2,952 .
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.75%
$1 Billion - $3 Billion ..................................................................................................... 0.71
$3 Billion - $5 Billion ..................................................................................................... 0.68
$5 Billion - $10 Billion .................................................................................................... 0.65
Greater than $10 Billion .................................................................................................. 0.64
Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Distribution
Fees
Class II ......................................................................................................... $ 4,300
Class III ......................................................................................................... 13,459
$ 17,759
Class I .......................................................................................................... $ 354,310
Class II ......................................................................................................... 5,728
Class III ......................................................................................................... 10,662
$ 370,700

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
24
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the year ended December 31, 2020, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, the Manager waived and/or reimbursed $481,244 and $113,745, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed — class specific, respectively, in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2020, the Fund paid BIM $13,056 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any
Class I ................................................................................................................
0.07%
Class II ...............................................................................................................
0.09
Class III ...............................................................................................................
0.01
Transfer Agent Fees
Reimbursed
Class I .......................................................................................................... $ 243 , 644
Class II ......................................................................................................... 3,151
Class III ......................................................................................................... 10, 1 32
$ 256,9 2 7
Class I ................................................................................................................
0.55%
Class II ...............................................................................................................
0.70
Class III ...............................................................................................................
0.80

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, excluding short-term investments, were $194,321,140 and $217,123,956, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 5,727,948 $ 5,424,089
Long-term capital gains ........................................................................................ 7,474,428 11,500,005
$ 13,202,376 $ 16,924,094
Undistributed ordinary income ............................................................................................. $ 2,884,527
Undistributed long-term capital gains ......................................................................................... 1,417,738
Net unrealized gains (losses)
(a)
............................................................................................ 33,016,204
$ 37,318,469
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the timing and recognition of partnership income.
Tax cost ........................................................................................................... $ 154,894,156
Gross unrealized appreciation ............................................................................................ $ 34,620,435
Gross unrealized depreciation ............................................................................................ (1,606,708)
Net unrealized appreciation (depreciation) .................................................................................... $ 33,013,727

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
26
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
63,469 $ 1,572,468 129,497 $ 3,140,046
Shares issued in reinvestment of distributions ........................
459,212 12,317,097 650,520 15,857,138
Shares redeemed .........................................
(911,272) (22,466,104) (4,320,224) (106,385,309)
Net decrease ..............................................
(388,591) $ (8,576,539) (3,540,207) $ (87,388,125)
Class II
Shares sold .............................................
135 $ 2,693 697 $ 16,660
Shares issued in reinvestment of distributions ........................
8,054 215,249 11,714 284,705
Shares redeemed .........................................
(21,668) (541,795) (18,329) (444,528)
Net decrease ..............................................
(13,479) $ (323,853) (5,918) $ (143,163)
Class III
Shares sold .............................................
56,878 $ 972,213 28,577 $ 466,249
Shares issued in reinvestment of distributions ........................
38,976 670,030 48,411 782,251
Shares redeemed .........................................
(78,333) (1,273,802) (66,117) (1,105,153)
Net increase ...............................................
17,521 $ 368,441 10,871 $ 143,347
Total Net Decrease
(384,550) $ (8,531,951) (3,535,254) $ (87,387,941)

Report of Independent Registered Public Accounting Firm
2020
BlackRock Annual Report to Shareholders
28
To the Shareholders of BlackRock Advantage U.S. Total Market V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage U.S. Total Market V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
29
Glossary of Terms Used in this Report
Portfolio Abbreviations
CVR Contingent Value Rights
S&P Standard & Poor's

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report To Shareholders
2
BlackRock Basic Value V.I. Fund
Investment Objective
BlackRock Basic Value V.I. Fund’s (the “Fund”) investment objective is to seek capital appreciation and, secondarily, income.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund outperformed its benchmark, the Russell 1000
®
Value Index.
What factors influenced performance?
Stock selection and allocation decisions within the information technology ("IT") sector provided the largest contribution to the Fund's relative performance, most notably in selection decisions within the IT services and technology hardware, storage & peripherals industries. Stock selection and an overweight allocation to the communications equipment industry also boosted relative returns within IT. Positive contributors also included investment decisions in the consumer discretionary sector, particularly within the automobiles, specialty retail, and textiles & apparel industries. Lastly, stock selection within the energy and industrials sectors added to performance.
The largest detractor from the Fund's relative performance was stock selection in the health care sector. Specifically, stock selection among pharmaceuticals stocks detracted the most, while the Fund's lack of positioning in the life sciences tools & services industry and stock selection in biotechnology also hurt relative returns. In the utilities sector, stock selection within the electric utilities industry meaningfully weighed on results, while investment decisions among independent power and renewable electricity producers also exerted downward pressure. Other detractors included stock selection in consumer staples and an underweight allocation to the materials sector.
Describe recent portfolio activity.
During the period, the Fund increased its exposure to the consumer discretionary, IT and industrials sectors. The Fund reduced its allocations to the energy, financials and consumer staples sectors.
Describe portfolio positioning at period end.
The Fund's largest absolute allocations were to the financials, health care and IT sectors. Relative to the Russell 1000
®
Value Index, the Fund ended the period with the most
significant overweight exposures to the health care, financials and consumer discretionary sectors. The Fund maintained its most significant underweight sector exposures to industrials, real estate, and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Financials ....................................... 22%
Health Care ..................................... 17
Information Technology .............................. 10
Consumer Discretionary ............................. 10
Communication Services ............................. 10
Industrials ....................................... 9
Consumer Staples ................................. 7
Energy ......................................... 5
Utilities ......................................... 5
Materials ....................................... 3
Real Estate ...................................... 1
Short-Term Securities ............................... 8
Liabilities in Excess of Other Assets ..................... (7)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fund Summary
as of December 31, 2020 (continued)
3
Fund Summary
BlackRock Basic Value V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests primarily in equity securities that Fund management believes are undervalued, which means that their prices are less than Fund management believes they are worth.
(c)
An unmanaged index that is a subset of the Russell 1000
®
Index that consists of those Russell 1000
®
securities with lower price-to-book ratios and lower expected growth values.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
................................................................. 23.24% 3.43% 8.60% 9.15%
Class II
(b)
................................................................. 23.06 3.21 8.40 8.96
Class III
(b)
................................................................ 23.00 3.13 8.28 8.84
Russell 1000
®
Value Index ..................................................... 22.75 2.80 9.74 10.50
(a)
For a portion of the period, the Fund's investment adviser waived a portion of its fee. Without such waiver, the Fund's performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Disclosure of Expenses
2020
BlackRock Annual Report To Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,232.40 $ 4.04 $ 1,000.00 $ 1,021.52 $ 3.66 0.72%
Class II .................................. 1,000.00 1,230.60 4.99 1,000.00 1,020.66 4.52 0.89
Class III .................................. 1,000.00 1,230.00 5.61 1,000.00 1,020.11 5.08 1.00
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

BlackRock Basic Value V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Shares
Shares Value
Common Stocks — 99.0%
Aerospace & Defense — 4.4%
Airbus SE
(a)
....................... 40,290 $ 4,421,594
BAE Systems plc, ADR
(b)
.............. 277,429 7,532,197
Huntington Ingalls Industries, Inc. ........ 9,120 1,554,778
13,508,569
Automobiles — 2.7%
General Motors Co. ................. 199,351 8,300,976
Banks — 9.5%
Bank of America Corp. ............... 122,561 3,714,824
Citigroup, Inc. ..................... 184,574 11,380,833
JPMorgan Chase & Co. .............. 40,357 5,128,164
Wells Fargo & Co. .................. 298,458 9,007,462
29,231,283
Beverages — 1.0%
Coca-Cola Co. (The) ................ 54,980 3,015,103
Biotechnology — 0.5%
Biogen, Inc.
(a)
..................... 6,106 1,495,115
Capital Markets — 2.7%
Evercore, Inc., Class A ............... 21,390 2,345,200
Morgan Stanley .................... 85,487 5,858,424
8,203,624
Chemicals — 3.2%
Axalta Coating Systems Ltd.
(a)
.......... 184,550 5,268,903
Corteva, Inc. ...................... 117,659 4,555,756
9,824,659
Communications Equipment — 2.4%
Cisco Systems, Inc. ................. 164,762 7,373,100
Consumer Finance — 2.9%
Ally Financial, Inc. .................. 69,845 2,490,673
Capital One Financial Corp. ............ 66,457 6,569,274
9,059,947
Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B
(a)
...... 17,670 4,097,143
Equitable Holdings, Inc. .............. 141,730 3,626,871
7,724,014
Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc. .......... 135,109 7,937,654
Electric Utilities — 2.5%
Edison International ................. 23,014 1,445,739
Exelon Corp. ...................... 71,850 3,033,507
PG&E Corp.
(a)
..................... 130,830 1,630,142
PPL Corp. ....................... 59,780 1,685,796
7,795,184
Electrical Equipment — 0.6%
Siemens Energy AG
(a)
................ 49,590 1,817,449
Electronic Equipment, Instruments & Components — 0.7%
Flex Ltd.
(a)(b)
...................... 117,726 2,116,713
Food Products — 1.0%
Danone SA ....................... 45,680 3,006,025
Health Care Equipment & Supplies — 4.2%
Dentsply Sirona, Inc. ................ 44,480 2,328,973
Koninklijke Philips NV, NYRS
(a)(b)
......... 101,279 5,486,283
Medtronic plc ..................... 17,482 2,047,842
Zimmer Biomet Holdings, Inc. .......... 19,180 2,955,446
12,818,544
Security
Shares
Shares Value
Health Care Providers & Services — 7.0%
Anthem, Inc. ...................... 19,970 $ 6,412,167
Cigna Corp. ...................... 26,503 5,517,395
CVS Health Corp. .................. 63,210 4,317,243
Laboratory Corp. of America Holdings
(a)
.... 15,383 3,131,210
McKesson Corp. ................... 12,670 2,203,566
21,581,581
Industrial Conglomerates — 2.4%
General Electric Co. ................. 430,147 4,645,588
Siemens AG, ADR
(a)
................. 37,090 2,662,691
7,308,279
Insurance — 4.6%
American International Group, Inc. ....... 195,390 7,397,466
Arthur J Gallagher & Co. .............. 3,430 424,325
Brighthouse Financial, Inc.
(a)
........... 23,119 837,023
Fidelity National Financial, Inc. .......... 79,570 3,110,391
First American Financial Corp. .......... 33,070 1,707,404
Reinsurance Group of America, Inc. ...... 6,372 738,515
14,215,124
Interactive Media & Services — 1.7%
(a)
Alphabet, Inc., Class A ............... 2,167 3,797,971
Facebook, Inc., Class A .............. 5,560 1,518,769
5,316,740
Internet & Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd., ADR
(a)
....... 5,820 1,354,489
IT Services — 3.6%
CACI International, Inc., Class A
(a)
....... 6,170 1,538,366
Cognizant Technology Solutions Corp., Class A 48,646 3,986,540
FleetCor Technologies, Inc.
(a)
........... 13,920 3,797,793
Leidos Holdings, Inc. ................ 17,580 1,848,010
11,170,709
Media — 3.4%
Comcast Corp., Class A .............. 139,168 7,292,403
Fox Corp., Class A .................. 110,050 3,204,656
10,497,059
Multiline Retail — 2.4%
Dollar Tree, Inc.
(a)
................... 69,267 7,483,607
Multi-Utilities — 2.2%
Ameren Corp. ..................... 19,570 1,527,634
NiSource, Inc. ..................... 97,420 2,234,815
Public Service Enterprise Group, Inc. ..... 49,600 2,891,680
6,654,129
Oil, Gas & Consumable Fuels — 5.4%
BP plc, ADR
(b)
..................... 127,311 2,612,422
ConocoPhillips .................... 81,751 3,269,222
Equinor ASA, ADR
(b)
................. 49,080 805,894
Marathon Petroleum Corp. ............ 148,771 6,153,169
Pioneer Natural Resources Co. ......... 31,917 3,635,027
16,475,734
Personal Products — 2.3%
Unilever plc, ADR
(b)
................. 115,989 7,001,096
Pharmaceuticals — 5.4%
Bayer AG (Registered) ............... 99,480 5,860,486
Elanco Animal Health, Inc.
(a)
............ 68,180 2,091,081
Sanofi, ADR ...................... 131,000 6,365,290
Viatris, Inc.
(a)
...................... 122,202 2,290,065
16,606,922

2020
BlackRock Annual Report To Shareholders
BlackRock Basic Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Professional Services — 1.2%
Robert Half International, Inc. ........... 56,746 $ 3,545,490
Real Estate Management & Development — 0.9%
Howard Hughes Corp. (The)
(a)
.......... 36,240 2,860,423
Semiconductors & Semiconductor Equipment — 0.9%
Applied Materials, Inc. ............... 10,134 874,564
NXP Semiconductors NV ............. 12,380 1,968,544
2,843,108
Software — 2.4%
CDK Global, Inc. ................... 79,990 4,145,882
Open Text Corp.
(b)
.................. 68,790 3,127,193
7,273,075
Specialty Retail — 1.9%
Lowe's Cos., Inc. ................... 10,440 1,675,724
Ross Stores, Inc. ................... 27,220 3,342,888
TJX Cos., Inc. (The) ................. 13,740 938,305
5,956,917
Technology Hardware, Storage & Peripherals — 0.4%
Samsung Electronics Co. Ltd., GDR ...... 640 1,164,025
Textiles, Apparel & Luxury Goods — 2.7%
Gildan Activewear, Inc.
(b)
.............. 144,063 4,035,205
Ralph Lauren Corp. ................. 36,925 3,830,599
Skechers USA, Inc., Class A
(a)
.......... 8,600 309,084
8,174,888
Security
Shares
Shares Value
Tobacco — 2.3%
Altria Group, Inc. ................... 118,716 $ 4,867,356
British American Tobacco plc, ADR
(b)
...... 61,260 2,296,637
7,163,993
Wireless Telecommunication Services — 2.1%
Telephone & Data Systems, Inc. ......... 224,406 4,167,219
Vodafone Group plc, ADR
(b)
............ 134,270 2,212,770
6,379,989
Total Common Stocks — 99.0%
(Cost: $270,486,378) ............................. 304,255,336
Total Long-Term Investments — 99.0%
(Cost: $270,486,378) ............................. 304,255,336
Short-Term Securities — 8.3%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% ................... 1,793,464 1,793,464
SL Liquidity Series, LLC, Money Market Series,
0.17%
(d)
....................... 23,852,150 23,859,305
Total Short-Term Securities — 8.3%
(Cost: $25,652,769) .............................. 25,652,769
Total Investments — 107.3%
(Cost: $296,139,147 ) ............................. 329,908,105
Liabilities in Excess of Other Assets — (7.3)% ............ (22,515,153)
Net Assets — 100.0% .............................. $ 307,392,952
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 4,209,673 $ — $ (2,416,209) $ — $ — $ 1,793,464 1,793,464 $ 11,113 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 14,332,958 9,544,376 — (18,029) — 23,859,305 23,852,150 74,605
(b)
—
$ (18,029) $ — $ 25,652,769 $ 85,718 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Basic Value V.I. Fund
Schedule of Investments
7
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 9,086,975 $ 4,421,594 $ — $ 13,508,569
Automobiles .......................................... 8,300,976 — — 8,300,976
Banks ............................................... 29,231,283 — — 29,231,283
Beverages ........................................... 3,015,103 — — 3,015,103
Biotechnology ......................................... 1,495,115 — — 1,495,115
Capital Markets ........................................ 8,203,624 — — 8,203,624
Chemicals ............................................ 9,824,659 — — 9,824,659
Communications Equipment ................................ 7,373,100 — — 7,373,100
Consumer Finance ...................................... 9,059,947 — — 9,059,947
Diversified Financial Services ............................... 7,724,014 — — 7,724,014
Diversified Telecommunication Services ........................ 7,937,654 — — 7,937,654
Electric Utilities ........................................ 7,795,184 — — 7,795,184
Electrical Equipment ..................................... 1,817,449 — — 1,817,449
Electronic Equipment, Instruments & Components ................. 2,116,713 — — 2,116,713
Food Products ......................................... — 3,006,025 — 3,006,025
Health Care Equipment & Supplies ........................... 12,818,544 — — 12,818,544
Health Care Providers & Services ............................ 21,581,581 — — 21,581,581
Industrial Conglomerates .................................. 7,308,279 — — 7,308,279
Insurance ............................................ 14,215,124 — — 14,215,124
Interactive Media & Services ............................... 5,316,740 — — 5,316,740
Internet & Direct Marketing Retail ............................ 1,354,489 — — 1,354,489
IT Services ........................................... 11,170,709 — — 11,170,709
Media ............................................... 10,497,059 — — 10,497,059
Multiline Retail ......................................... 7,483,607 — — 7,483,607
Multi-Utilities .......................................... 6,654,129 — — 6,654,129
Oil, Gas & Consumable Fuels ............................... 16,475,734 — — 16,475,734
Personal Products ...................................... 7,001,096 — — 7,001,096
Pharmaceuticals ....................................... 10,746,436 5,860,486 — 16,606,922
Professional Services .................................... 3,545,490 — — 3,545,490
Real Estate Management & Development ....................... 2,860,423 — — 2,860,423
Semiconductors & Semiconductor Equipment .................... 2,843,108 — — 2,843,108
Software ............................................. 7,273,075 — — 7,273,075
Specialty Retail ........................................ 5,956,917 — — 5,956,917
Technology Hardware, Storage & Peripherals .................... — 1,164,025 — 1,164,025
Textiles, Apparel & Luxury Goods ............................ 8,174,888 — — 8,174,888
Tobacco ............................................. 7,163,993 — — 7,163,993
Wireless Telecommunication Services ......................... 6,379,989 — — 6,379,989
Short-Term Securities ....................................... 1,793,464 — — 1,793,464
Subtotal ....................................................
$ 291,596,670 $ 14,452,130 $ — $ 306,048,800
Investments valued at NAV
(a)
...................................... 23,859,305
$ —
Total Investments .............................................. $ 329,908,105
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities

December 31, 2020
2020
BlackRock Annual Report To Shareholders
8
See notes to financial statements.
BlackRock
Basic Value V.I.
Fund
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $23,176,463) (cost — $270,486,378) .......................................... $ 304,255,336
Investments at value — affiliated (cost — $25,652,769) ................................................................................ 25,652,769
Receivables: –
Investments sold ........................................................................................................ 2,966,594
Securities lending income — affiliated .......................................................................................... 3,718
Capital shares sold ....................................................................................................... 18,065
Dividends — affiliated ..................................................................................................... 71
Dividends — unaffiliated ................................................................................................... 397,129
Prepaid expenses ......................................................................................................... 3,296
Total assets .............................................................................................................
333,296,978
LIABILITIES
Collateral on securities loaned at value ........................................................................................... 23,878,335
Payables: –
Investments purchased .................................................................................................... 1,182,586
Capital shares redeemed ................................................................................................... 389,376
Distribution fees ......................................................................................................... 8,022
Investment advisory fees .................................................................................................. 155,533
Directors' and Officer's fees ................................................................................................. 1,770
Other affiliate fees ....................................................................................................... 2,733
Transfer agent fees ...................................................................................................... 164,814
Other accrued expenses ................................................................................................... 120,857
Total liabilities ............................................................................................................
25,904,026
NET ASSETS ............................................................................................................
$ 307,392,952
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 270,518,387
Accumulated earnings ...................................................................................................... 36,874,565
NET ASSETS ............................................................................................................
$ 307,392,952

Statement of Assets and Liabilities
(continued)
December 31, 2020
9
Financial Statements
See notes to financial statements.
BlackRock Basic
Value V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 270,006,688
Shares outstanding .................................................................................................
19,887,269
Net asset value ....................................................................................................
$ 13.58
Shares authorized ..................................................................................................
300 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 3,801,911
Shares outstanding .................................................................................................
281,148
Net asset value ....................................................................................................
$ 13.52
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 33,584,353
Shares outstanding .................................................................................................
2,495,068
Net asset value ....................................................................................................
$ 13.46
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2020
2020
BlackRock Annual Report To Shareholders
10
See notes to financial statements.
BlackRock
Basic Value V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 11,113
Dividends — unaffiliated ................................................................................................... 8,421,396
Securities lending income — affiliated — net ..................................................................................... 74,605
Foreign taxes withheld .................................................................................................... (159,102)
Total investment income .....................................................................................................
8,348,012
EXPENSES
Investment advisory ...................................................................................................... 1,739,627
Transfer agent — class specific .............................................................................................. 588,620
Distribution — class specific ................................................................................................ 115,160
Professional ........................................................................................................... 62,951
Accounting services ...................................................................................................... 62,481
Printing and postage ..................................................................................................... 39,926
Custodian ............................................................................................................. 13,720
Directors and Officer ..................................................................................................... 11,014
Transfer agent .......................................................................................................... 5,000
Miscellaneous .......................................................................................................... 3,703
Total expenses ...........................................................................................................
2,642,202
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (1,742)
Transfer agent fees reimbursed — class specific ................................................................................... (400,632)
Total expenses after fees waived and/or reimbursed ..................................................................................
2,239,828
Net investment income ......................................................................................................
6,108,184
REALIZED AND UNREALIZED GAIN (LOSS) $ (2,247,920)
Net realized gain (loss) from: $ –
Investments — affiliated ................................................................................................. (18,029)
Investments — unaffiliated ............................................................................................... 7,847,767
Foreign currency transactions ............................................................................................. (22,124)
A
7,807,614
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................................... (10,056,710)
Foreign currency translations .............................................................................................. 1,176
A
(10,055,534)
Net realized and unrealized loss ................................................................................................
(2,247,920)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 3,860,264

Statements of Changes in Net Assets
11
Financial Statements
See notes to financial statements.
BlackRock Basic Value V.I. Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 6,108,184 $ 8,074,675
Net realized gain .................................................................................. 7,807,614 36,002,459
Net change in unrealized appreciation (depreciation) .......................................................... (10,055,534) 37,466,935
Net increase in net assets resulting from operations .............................................................
3,860,264 81,544,069
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (11,883,865) (29,918,295)
  Class II ....................................................................................... (160,504) (431,025)
  Class III ....................................................................................... (1,704,850) (6,415,190)
Decrease in net assets resulting from distributions to shareholders ...................................................
(13,749,219) (36,764,510)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(38,857,318) (77,003,585)
NET ASSETS
Total decrease in net assets ............................................................................ (48,746,273) (32,224,026)
Beginning of year .................................................................................... 356,139,225 388,363,251
End of year ........................................................................................
$ 307,392,952 $ 356,139,225
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report To Shareholders
12
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Basic Value V.I. Fund
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 13.75 $ 12.39 $ 15.60 $ 15.21 $ 13.36
Net investment income
(a)
.....................................
0.26 0.31 0.28 0.22 0.23
Net realized and unrealized gain (loss) ...........................
0.18 2.63 (1.51) 1.03 2.19
Net increase (decrease) from investment operations ....................
0.44 2.94 (1.23) 1.25 2.42
Distributions
(b)
– – – – –
From net investment income ..................................
(0.30) (0.35) (0.29) (0.25) (0.22)
From net realized gain .......................................
(0.31) (1.23) (1.69) (0.61) (0.35)
Total distributions ...........................................
(0.61) (1.58) (1.98) (0.86) (0.57)
Net asset value, end of year ...................................
$ 13.58 $ 13.75 $ 12.39 $ 15.60 $ 15.21
Total Return
(c)
3.43% 23.91% (7.85)% 8.24% —
Based on net asset value ......................................
3.43% 23.91% (7.85)% 8.24% 18.19%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.87% 0.84% 0.85% 0.85% 0.84%
Total expenses after fees waived and/or reimbursed ....................
0.73% 0.73% 0.72% 0.73% 0.73%
Net investment income .......................................
2.14% 2.20% 1.80% 1.47% 1.63%
Supplemental Data
Net assets, end of year (000) ....................................
$ 270,007 $ 288,543 $ 326,873 $ 397,180 $ 409,216
Portfolio turnover rate ........................................
89% 45% 32% 41% 45%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. —% 0.01% 0.01% 0.01% —%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Basic Value V.I. Fund
Class II
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 13.70 $ 12.35 $ 15.56 $ 15.16 $ 13.33
Net investment income
(a)
.....................................
0.24 0.27 0.26 0.20 0.20
Net realized and unrealized gain (loss) ...........................
0.17 2.64 (1.52) 1.03 2.18
Net increase (decrease) from investment operations ....................
0.41 2.91 (1.26) 1.23 2.38
Distributions
(b)
– – – – –
From net investment income ..................................
(0.28) (0.33) (0.26) (0.22) (0.20)
From net realized gain .......................................
(0.31) (1.23) (1.69) (0.61) (0.35)
Total distributions ...........................................
(0.59) (1.56) (1.95) (0.83) (0.55)
Net asset value, end of year ...................................
$ 13.52 $ 13.70 $ 12.35 $ 15.56 $ 15.16
Total Return
(c)
3.21% 23.71% (8.06)% 8.15% —
Based on net asset value ......................................
3.21% 23.71% (8.06)% 8.15% 17.88%
Ratios to Average Net Assets
(d)
Total expenses .............................................
1.02% 1.02% 1.02% 1.02% 1.02%
Total expenses after fees waived and/or reimbursed ....................
0.90% 0.90% 0.89% 0.90% 0.90%
Net investment income .......................................
1.97% 1.97% 1.63% 1.29% 1.47%
Supplemental Data
Net assets, end of year (000) ....................................
$ 3,802 $ 4,218 $ 3,829 $ 4,928 $ 5,280
Portfolio turnover rate ........................................
89% 45% 32% 41% 45%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. —% 0.01% 0.01% 0.01% —%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report To Shareholders
14
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Basic Value V.I. Fund
Class III
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 13.62 $ 12.29 $ 15.48 $ 15.08 $ 13.28
Net investment income
(a)
.....................................
0.23 0.26 0.24 0.18 0.18
Net realized and unrealized gain (loss) ...........................
0.16 2.61 (1.50) 1.02 2.17
Net increase (decrease) from investment operations ....................
0.39 2.87 (1.26) 1.20 2.35
Distributions
(b)
– – – – –
From net investment income ..................................
(0.24) (0.31) (0.24) (0.19) (0.20)
From net realized gain .......................................
(0.31) (1.23) (1.69) (0.61) (0.35)
Total distributions ...........................................
(0.55) (1.54) (1.93) (0.80) (0.55)
Net asset value, end of year ...................................
$ 13.46 $ 13.62 $ 12.29 $ 15.48 $ 15.08
Total Return
(c)
3.13% 23.53% (8.11)% 8.01% —
Based on net asset value ......................................
3.13% 23.53% (8.11)% 8.01% 17.72%
Ratios to Average Net Assets
(d)
Total expenses .............................................
1.12% 1.13% 1.15% 1.16% 1.04%
Total expenses after fees waived and/or reimbursed ....................
1.01% 1.01% 1.00% 1.01% 1.00%
Net investment income .......................................
1.94% 1.86% 1.52% 1.16% 1.25%
Supplemental Data
Net assets, end of year (000) ....................................
$ 33,584 $ 63,378 $ 57,661 $ 78,896 $ 114,160
Portfolio turnover rate ........................................
89% 45% 32% 41% 45%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. —% 0.01% 0.01% 0.01% —%
See notes to financial statements.

Notes to Financial Statements
15
Notes to Financial Statements
ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Basic Value
V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statement of Assets and Liabilities.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
16
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2020, the Fund reimbursed the Manager $3,079 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Citigroup Global Markets, Inc. ............................................. $ 1,799,372 $ (1,799,372) $ —
Credit Suisse Securities (USA) LLC ......................................... 1,347,416 (1,347,416) —
Deutsche Bank Securities, Inc. ............................................. 91,292 (91,292) —
JP Morgan Securities LLC ................................................ 11,117,079 (11,117,079) —
Morgan Stanley & Co. LLC ............................................... 7,544,137 (7,544,137) —
State Street Bank & Trust Co. ............................................. 932,347 (932,347) —
TD Prime Services LLC ................................................. 344,820 (344,820) —
$ 23,176,463 $ (23,176,463) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.60%
$1 Billion - $3 Billion ..................................................................................................... 0.56
$3 Billion - $5 Billion ..................................................................................................... 0.54
$5 Billion - $10 Billion .................................................................................................... 0.52
Greater than $10 Billion .................................................................................................. 0.51
Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
18
For the year ended December 31, 2020, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2020, the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company , as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding v oting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation s described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 202 0, the amount waived was $1,742.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed - class specific in the Statement of Operations. For the year ended December 31, 2020, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Distribution
Fees
Class II ......................................................................................................... $ 5,108
Class III ......................................................................................................... 110,052
$ 115,160
Class I .......................................................................................................... $ 493,566
Class II ......................................................................................................... 6,730
Class III ......................................................................................................... 88,324
$ 588,620
Class I ................................................................................................................
0.06%
Class II ...............................................................................................................
0.08
Class III ...............................................................................................................
0.09
Transfer Agent Fees
Reimbursed
Class I .......................................................................................................... $ 347,932
Class II ......................................................................................................... 4,005
Class III ......................................................................................................... 48,695
$ 400,632
Class I ............................................................................................................. 1.25%
Class II ............................................................................................................ 1.40
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
Securities Lending: Th e U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2020, the Fund paid BIM $20,615 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “ Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, excluding short-term investments, were $256,301,282 and $302,195,655, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 9,787,660 $ 7,994,508
Long-term capital gains ........................................................................................ 3,961,559 28,770,002
$ 13,749,219 $ 36,764,510

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
20
As of period end, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
Undistributed ordinary income ............................................................................................. $ 6,793,407
Net unrealized gains (losses)
(a)
............................................................................................ 30,081,158
$ 36,874,565
Tax cost ........................................................................................................... $ 299,841,022
Gross unrealized appreciation ............................................................................................ $ 40,652,949
Gross unrealized depreciation ............................................................................................ (10,585,866)
Net unrealized appreciation (depreciation) .................................................................................... $ 30,067,083

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
607,803 $ 6,867,874 409,623 $ 5,703,982
Shares issued in reinvestment of distributions ........................
915,518 11,883,865 2,206,072 29,918,295
Shares redeemed .........................................
(2,624,627) (31,840,843) (8,013,802) (111,784,813)
Net decrease ..............................................
(1,101,306) $ (13,089,104) (5,398,107) $ (76,162,536)
Class II
Shares sold .............................................
9,798 $ 110,603 586 $ 8,053
Shares issued in reinvestment of distributions ........................
12,438 160,504 31,900 431,025
Shares redeemed .........................................
(49,037) (612,213) (34,572) (474,362)
Net decrease ..............................................
(26,801) $ (341,106) (2,086) $ (35,284)
Class III
Shares sold .............................................
570,905 $ 6,185,743 199,212 $ 2,724,149
Shares issued in reinvestment of distributions ........................
135,831 1,704,850 477,611 6,415,190
Shares redeemed .........................................
(2,864,953) (33,317,701) (716,499) (9,945,104)
Net decrease ..............................................
(2,158,217) $ (25,427,108) (39,676) $ (805,765)
Total Net Decrease
(3,286,324) $ (38,857,318) (5,439,869) $ (77,003,585)

Report of Independent Registered Public Accounting Firm
2020
BlackRock Annual Report To Shareholders
22
To the Shareholders of BlackRock Basic Value V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Basic Value V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
23
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
GDR Global Depositary Receipts
NYRS New York Registered Shares

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders
2
BlackRock Capital Appreciation V.I. Fund
Investment Objective
BlackRock Capital Appreciation V.I. Fund’s (the “Fund”) investment objective is to seek long-term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund outperformed its benchmark, the Russell 1000
®
Growth Index, and the broad market S&P 500
®
Index. The
following discussion of relative performance pertains to the Russell 1000
®
Growth Index.
What factors influenced performance?
The largest contributors to the Fund’s relative performance over the period were stock selection in the communication services sector and positioning in consumer staples and consumer discretionary. In communication services, selection in interactive media & services, specifically an out-of-benchmark position in Snap, Inc., drove relative performance. Selective positioning across consumer staples sub-sectors also added to relative results. Lastly, an overweight to the consumer discretionary sector proved advantageous, notably to the internet & direct marketing retail sub-sector with an out-of-benchmark position in Argentine ecommerce company MercadoLibre, Inc. and overweight to ecommerce and cloud computing company Amazon.com, Inc.
The largest detractors from relative performance were selection within health care and positioning in financials. In health care, selection in the health care equipment &
supplies sub-sector, most notably an overweight to Boston Scientific Corp., led detractors. Within financials, an out-of-benchmark position in CME Group, Inc. in capital markets was the biggest constraint on performance.
Describe recent portfolio activity.
During the period, the Fund’s exposure to information technology (“IT”) increased with an allocation to semiconductors & semiconductor equipment. Exposure to the consumer discretionary sector was also increased. Conversely, exposure to health care decreased as the investment adviser trimmed within health care equipment &
supplies. Exposure to the industrials sector was also decreased.
Describe portfolio positioning at period end.
As of period end, the Fund’s largest overweight position relative to the Russell 1000
®
Growth Index was to the consumer discretionary sector, followed by IT and materials.
Conversely, the consumer staples sector was the largest underweight, followed by health care and energy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)
3
Fund Summary
BlackRock Capital Appreciation V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that the investment adviser believes have exhibited above-average growth rates in earnings over the long-term.
(c)
An unmanaged index that measures the performance of the large cap growth segment of the U.S. equity universe and consists of those Russell 1000
®
securities with higher price-to-book ratios
and higher forecasted growth values.
(d)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
................................................................. 25.01% 41.91% 20.66% 15.24%
Class III
(b)
................................................................ 24.73 41.52 20.34 14.94
Russell 1000
®
Growth Index ................................................... 26.12 38.49 21.00 17.21
S&P 500
®
Index ............................................................ 22.16 18.40 15.22 13.88
(a)
For a portion of the period, the Fund’s investment adviser waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value for the periods shown, and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders
4
BlackRock Capital Appreciation V.I. Fund
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 47%
Consumer Discretionary ............................. 19
Communication Services ............................. 13
Health Care ..................................... 9
Industrials ....................................... 4
Materials ....................................... 3
Financials ....................................... 2
Real Estate ...................................... 2
Short-Term Securities ............................... 5
Liabilities in Excess of Other Assets ..................... (4)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,250.10 $ 4.58 $ 1,000.00 $ 1,021.06 $ 4.12 0.81%
Class III .................................. 1,000.00 1,247.30 6.04 1,000.00 1,019.76 5.43 1.07
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2020
BlackRock Annual Report to Shareholders
BlackRock Capital Appreciation V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Shares
Shares Value
Common Stocks — 99.3%
Automobiles — 0.3%
Ferrari NV ........................ 3,536 $ 811,583
Capital Markets — 2.6%
S&P Global, Inc. .................... 18,916 6,218,257
Chemicals — 2.2%
International Flavors & Fragrances, Inc. ..... 8,686 945,384
Linde plc ......................... 3,635 957,859
Sherwin-Williams Co. (The) ............. 4,440 3,263,000
5,166,243
Containers & Packaging — 0.7%
Ball Corp. ......................... 18,633 1,736,223
Electronic Equipment, Instruments & Components — 1.0%
Keysight Technologies, Inc.
(a)
............ 18,180 2,401,396
Entertainment — 3.1%
Netflix, Inc.
(a)
....................... 13,344 7,215,501
Equity Real Estate Investment Trusts (REITs) — 1.7%
Prologis, Inc. ....................... 5,778 575,835
SBA Communications Corp. ............ 11,806 3,330,827
3,906,662
Health Care Equipment & Supplies — 2.6%
(a)
Boston Scientific Corp. ................ 99,862 3,590,039
Intuitive Surgical, Inc. ................. 3,181 2,602,376
6,192,415
Health Care Providers & Services — 3.5%
Humana, Inc. ...................... 7,942 3,258,365
UnitedHealth Group, Inc. ............... 14,274 5,005,606
8,263,971
Hotels, Restaurants & Leisure — 0.3%
Domino's Pizza, Inc. .................. 2,086 799,898
Industrial Conglomerates — 1.3%
Roper Technologies, Inc. ............... 6,822 2,940,896
Interactive Media & Services — 9.1%
(a)
Alphabet, Inc., Class A ................ 4,772 8,363,598
Facebook, Inc., Class A ............... 26,707 7,295,284
Snap, Inc., Class A ................... 114,395 5,727,758
21,386,640
Internet & Direct Marketing Retail — 13.3%
(a)
Alibaba Group Holding Ltd., ADR ......... 14,206 3,306,162
Amazon.com, Inc. ................... 6,655 21,674,869
MercadoLibre , Inc. ................... 3,786 6,342,383
31,323,414
IT Services — 13.0%
Fidelity National Information Services, Inc. ... 17,518 2,478,096
Mastercard , Inc., Class A ............... 25,215 9,000,242
PayPal Holdings, Inc.
(a)
................ 16,434 3,848,843
Shopify, Inc., Class A
(a)
................ 2,146 2,429,165
Snowflake, Inc., Class A
(a)
.............. 940 264,516
Visa, Inc., Class A
(b)
.................. 47,658 10,424,234
Wix.com Ltd.
(a)(b)
.................... 9,189 2,296,883
30,741,979
Life Sciences Tools & Services — 0.7%
Lonza Group AG (Registered) ........... 2,547 1,640,693
Security
Shares
Shares Value
Pharmaceuticals — 2.3%
AstraZeneca plc, ADR
(b)
............... 39,759 $ 1,987,552
Zoetis, Inc. ........................ 21,323 3,528,957
5,516,509
Professional Services — 3.3%
CoStar Group, Inc.
(a)
.................. 5,735 5,300,746
TransUnion ........................ 23,826 2,364,015
7,664,761
Semiconductors & Semiconductor Equipment — 7.0%
Analog Devices, Inc. .................. 29,399 4,343,114
ASML Holding NV (Registered), NYRS ..... 13,056 6,367,672
Marvell Technology Group Ltd. ........... 74,497 3,541,588
NVIDIA Corp. ...................... 4,524 2,362,433
16,614,807
Software — 22.7%
Adobe, Inc.
(a)
....................... 11,953 5,977,934
Autodesk, Inc.
(a)
..................... 12,207 3,727,285
Coupa Software, Inc.
(a)
................ 4,094 1,387,498
Intuit, Inc. ......................... 14,690 5,579,997
Microsoft Corp. ..................... 78,419 17,441,954
Palantir Technologies, Inc., Series I (Acquired
02/11/14, cost $1,152,906)
(a)(c)
......... 372,988 8,569,151
RingCentral, Inc., Class A
(a)
............. 9,360 3,547,159
ServiceNow , Inc.
(a)
................... 13,333 7,338,883
53,569,861
Specialty Retail — 2.4%
Lowe's Cos., Inc. .................... 18,081 2,902,181
TJX Cos., Inc. (The) .................. 39,064 2,667,681
5,569,862
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc. ........................ 62,784 8,330,809
Textiles, Apparel & Luxury Goods — 2.7%
LVMH Moet Hennessy Louis Vuitton SE ..... 2,944 1,842,948
NIKE, Inc., Class B
(b)
................. 32,498 4,597,492
6,440,440
Total Common Stocks — 99.3%
(Cost: $128,620,743) .............................. 234,452,820
Preferred Stocks — 0.5%
Media — 0.5%
ByteDance Ltd. Series E-1 (Acquired 11/11/20,
cost $1,100,015)
(c)(d)
................ 10,039 1,099,973
Total Preferred Stocks — 0.5%
(Cost: $1,100,015) ............................... 1,099,973
Total Long-Term Investments — 99.8%
(Cost: $129,720,758) .............................. 235,552,793

BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Short-Term Securities — 4.6%
(e)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 1,393,435 $ 1,393,435
SL Liquidity Series, LLC, Money Market Series,
0.17%
(f)
........................ 9,396,695 9,399,514
Security
Shares
Shares Value
Total Short-Term Securities — 4.6%
(Cost: $10,792,949) ............................... $ 10,792,949
Total Investments — 104.4%
(Cost: $140,513,707 ) .............................. 246,345,742
Liabilities in Excess of Other Assets — (4.4)% ............. (10,385,189)
Net Assets — 100.0% ............................... $ 235,960,553
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $9,669,124, representing 4.10% of its net assets as of period end, and an original cost of $2,252,921.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 206,770 $ 1,186,665 $ — $ — $ — $ 1,393,435 1,393,435 $ 2,491 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 2,200,975 7,197,556 — 983 — 9,399,514 9,396,695 11,574
(b)
—
$ 983 $ — $ 10,792,949 $ 14,065 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-clas sifications for reporting ease.

2020
BlackRock Annual Report to Shareholders
BlackRock Capital Appreciation V.I. Fund
8
Schedule of Investments
(continued)
December 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles .......................................... $ 811,583 $ — $ — $ 811,583
Capital Markets ........................................ 6,218,257 — — 6,218,257
Chemicals ............................................ 5,166,243 — — 5,166,243
Containers & Packaging .................................. 1,736,223 — — 1,736,223
Electronic Equipment, Instruments & Components ................. 2,401,396 — — 2,401,396
Entertainment ......................................... 7,215,501 — — 7,215,501
Equity Real Estate Investment Trusts (REITs) .................... 3,906,662 — — 3,906,662
Health Care Equipment & Supplies ........................... 6,192,415 — — 6,192,415
Health Care Providers & Services ............................ 8,263,971 — — 8,263,971
Hotels, Restaurants & Leisure .............................. 799,898 — — 799,898
Industrial Conglomerates .................................. 2,940,896 — — 2,940,896
Interactive Media & Services ............................... 21,386,640 — — 21,386,640
Internet & Direct Marketing Retail ............................ 31,323,414 — — 31,323,414
IT Services ........................................... 30,741,979 — — 30,741,979
Life Sciences Tools & Services .............................. — 1,640,693 — 1,640,693
Pharmaceuticals ....................................... 5,516,509 — — 5,516,509
Professional Services .................................... 7,664,761 — — 7,664,761
Semiconductors & Semiconductor Equipment .................... 16,614,807 — — 16,614,807
Software ............................................. 45,000,710 8,569,151 — 53,569,861
Specialty Retail ........................................ 5,569,862 — — 5,569,862
Technology Hardware, Storage & Peripherals .................... 8,330,809 — — 8,330,809
Textiles, Apparel & Luxury Goods ............................ 4,597,492 1,842,948 — 6,440,440
Preferred Stocks ......................................... — — 1,099,973 1,099,973
Short-Term Securities ....................................... 1,393,435 — — 1,393,435
Subtotal ....................................................
$ 223,793,463 $ 12,052,792 $ 1,099,973 $ 236,946,228
Investments valued at NAV
(a)
...................................... 9,399,514
$ —
Total Investments .............................................. $ 246,345,742
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Preferred
Stocks Total
Investments:
Assets:
Opening balance, as of December 31, 2019 ...................................................................... $ — $ 2,760,111 $ 2,760,111
Transfers into level 3 .................................................................................... — — —
Transfers out of level 3
(a)
.................................................................................. (2,760,111) — (2,760,111)
Other
(b)
............................................................................................. 2,760,111 (2,760,111) —
Accrued discounts/premiums ................................................................................ — — —
Net realized gain ....................................................................................... — — —
Net change in unrealized depreciation
(c)(d)
....................................................................... — (42) (42)
Purchases ............................................................................................ — 1,100,015 1,100,015
Sales ............................................................................................... — — —
Closing balance, as of December 31, 2020 .......................................................................
$ — $ 1,099,973 $ 1,099,973
Net change in unrealized depreciation on investments still held at December 31, 2020
(d)
.........................................
$ — $ (42) $ (42)

BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
9
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
(a)
As of December 31, 2019, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2020, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(b)
Certain Level 3 investments were re-classified between Preferred Stocks and Common Stocks.
(c)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Statement of Assets and Liabilities

December 31, 2020
2020
BlackRock Annual Report to Shareholders
10
BlackRock
Capital
Appreciation
V.I. Fund
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $9,164,890) (cost — $129,720,758) .......................................... $ 235,552,793
Investments at value — affiliated (cost — $10,792,949) ................................................................................ 10,792,949
Cash ................................................................................................................. 441
Foreign currency at value (cost — $78) ........................................................................................... 78
Receivables: –
Investments sold ........................................................................................................ 118,027
Securities lending income — affiliated .......................................................................................... 713
Capital shares sold ....................................................................................................... 4,517
Dividends — affiliated ..................................................................................................... 18
Dividends — unaffiliated ................................................................................................... 10,628
Prepaid expenses ......................................................................................................... 2,356
Total assets .............................................................................................................
246,482,520
LIABILITIES
Collateral on securities loaned at value ........................................................................................... 9,396,866
Payables: –
Investments purchased .................................................................................................... 427,785
Capital shares redeemed ................................................................................................... 312,398
Distribution fees ......................................................................................................... 19,529
Investment advisory fees .................................................................................................. 128,155
Directors' and Officer's fees ................................................................................................. 1,569
Other affiliate fees ....................................................................................................... 1,719
Transfer agent fees ...................................................................................................... 123,402
Other accrued expenses ................................................................................................... 110,544
Total liabilities ............................................................................................................
10,521,967
NET ASSETS ............................................................................................................
$ 235,960,553
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 124,187,288
Accumulated earnings ...................................................................................................... 111,773,265
NET ASSETS ............................................................................................................
$ 235,960,553
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2020
11
Financial Statements
BlackRock
Capital
Appreciation
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 162,333,775
Shares outstanding .................................................................................................
15,690,665
Net asset value ....................................................................................................
$ 10.35
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 73,626,778
Shares outstanding .................................................................................................
7,326,876
Net asset value ....................................................................................................
$ 10.05
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
See notes to financial statements.

Statement of Operations

Year Ended December 31, 2020
2020
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock
Capital
Appreciation
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 2,491
Dividends — unaffiliated ................................................................................................... 1,000,206
Securities lending income — affiliated — net ..................................................................................... 11,574
Foreign taxes withheld .................................................................................................... (11,528)
Total investment income .....................................................................................................
1,002,743
EXPENSES
Investment advisory ...................................................................................................... 1,346,471
Transfer agent — class specific .............................................................................................. 410,834
Distribution — class specific ................................................................................................ 162,373
Professional ........................................................................................................... 63,595
Accounting services ...................................................................................................... 56,110
Printing and postage ..................................................................................................... 45,398
Custodian ............................................................................................................. 19,712
Directors and Officer ..................................................................................................... 9,930
Transfer agent .......................................................................................................... 5,186
Miscellaneous .......................................................................................................... 4,417
Total expenses ...........................................................................................................
2,124,026
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (457)
Transfer agent fees reimbursed — class specific ................................................................................... (259,355)
Total expenses after fees waived and/or reimbursed ..................................................................................
1,864,214
Net investment loss ........................................................................................................
(861,471)
REALIZED AND UNREALIZED GAIN $ 74,537,829
Net realized gain from: $ –
Investments — affiliated ................................................................................................. 983
Investments — unaffiliated ............................................................................................... 24,833,210
Foreign currency transactions ............................................................................................. 12,929
A
24,847,122
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................................... 49,690,606
Foreign currency translations .............................................................................................. 101
A
49,690,707
Net realized and unrealized gain ...............................................................................................
74,537,829
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 73,676,358

Statements of Changes in Net Assets
13
Financial Statements
See notes to financial statements.
BlackRock Capital Appreciation V.I. Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (861,471) $ (934,540)
Net realized gain .................................................................................. 24,847,122 65,131,100
Net change in unrealized appreciation (depreciation) .......................................................... 49,690,707 7,481,122
Net increase in net assets resulting from operations .............................................................
73,676,358 71,677,682
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (14,109,501) (22,513,872)
  Class III ....................................................................................... (6,593,327) (11,826,346)
Decrease in net assets resulting from distributions to shareholders ...................................................
(20,702,828) (34,340,218)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(16,985,856) (102,143,355)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 35,987,674 (64,805,891)
Beginning of year .................................................................................... 199,972,879 264,778,770
End of year ........................................................................................
$ 235,960,553 $ 199,972,879
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
14
See notes to financial statements.
BlackRock Capital Appreciation V.I. Fund
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 7.99 $ 7.25 $ 10.26 $ 8.63 $ 8.86
Net investment income ( loss )
(a)
.................................
(0.03) (0.02) 0.00
(b)(c)
(0.00)
(d)(e)
(0.00)
(d)(f)
Net realized and unrealized gain ...............................
3.36 2.31 0.23 2.86 0.01
Net increase from investment operations ............................
3.33 2.29 0.23 2.86 0.01
Distributions from net realized gain
(g)
............................
(0.97) (1.55) (3.24) (1.23) (0.24)
Net asset value, end of year ...................................
$ 10.35 $ 7.99 $ 7.25 $ 10.26 $ 8.63
Total Return
(h)
41.91% 31.99% 2.39% 33.22% —
Based on net asset value ......................................
41.91% 31.99% 2.39% 33.22% 0.10%
Ratios to Average Net Assets
Total expenses .............................................
0.95% 0.93% 0.94%
( i )
0.92% 0.92%
Total expenses after fees waived and/or reimbursed ....................
0.82% 0.80% 0.80%
( i )
0.79% 0.80%
Net investment income (loss) ...................................
(0.33)% (0.20)% 0.01%
(c)( i )
(0.00)%
(e)(j)
(0.06)%
(f)
Supplemental Data
Net assets, end of year (000) ....................................
$ 162,334 $ 135,871 $ 119,220 $ 142,246 $ 124,752
Portfolio turnover rate ........................................
37% 43% 45% 48% 89%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.21%, respectively, resulting from a non-recurring dividend.
(d)
Amount is greater than $(0.005) per share.
(e)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend from
TransDigm Group, Inc. in August 2017.
(f)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.07%, respectively, resulting from a non-recurring dividend from
TransDigm Group, Inc. in October 2016.
(g)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(h)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(i)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(j)
Amount is greater than (0.005)%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
See notes to financial statements.
BlackRock Capital Appreciation V.I. Fund
Class III
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 7.80 $ 7.13 $ 10.17 $ 8.56 $ 8.81
Net investment loss
(a)
.......................................
(0.05) (0.04) (0.03)
(b)
(0.03)
(c)
(0.03)
(d)
Net realized and unrealized gain ...............................
3.27 2.26 0.23 2.84 0.02
Net increase (decrease) from investment operations ....................
3.22 2.22 0.20 2.81 (0.01)
Distributions from net realized gain
(e)
............................
(0.97) (1.55) (3.24) (1.20) (0.24)
Net asset value, end of year ...................................
$ 10.05 $ 7.80 $ 7.13 $ 10.17 $ 8.56
Total Return
(f)
41.52% 31.55% 2.13% 32.94% —
Based on net asset value ......................................
41.52% 31.55% 2.13% 32.94% (0.13)%
Ratios to Average Net Assets
Total expenses .............................................
1.19% 1.17% 1.19%
(g)
1.17% 1.18%
Total expenses after fees waived and/or reimbursed ....................
1.08% 1.05% 1.06%
(g)
1.05% 1.06%
Net investment loss ..........................................
(0.59)% (0.47)% (0.28)%
(b)(g)
(0.27)%
(c)
(0.32)%
(d)
Supplemental Data
Net assets, end of year (000) ....................................
$ 73,627 $ 64,102 $ 145,559 $ 259,969 $ 231,136
Portfolio turnover rate ........................................
37% 43% 45% 48% 89%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.19%, respectively, resulting from a non-recurring dividend.
(c)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend from
TransDigm Group, Inc. in August 2017.
(d)
Net investment income per share and the ratio of net investment income to average net assets includes $0.00 per share and 0.07%, respectively, resulting from a non-recurring dividend from
TransDigm Group, Inc. in October 2016.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.

Notes to Financial Statements
2020
BlackRock Annual Report to Shareholders
16
ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Capital
Appreciation V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statement of Assets and Liabilities.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
18
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Citigroup Global Markets, Inc. ............................................. $ 6,347,427 $ (6,347,427) $ —
JP Morgan Securities LLC ................................................ 90,682 (90,682) —
National Financial Services LLC ............................................ 1,375,030 (1,375,030) —
SG Americas Securities LLC .............................................. 1,351,751 (1,351,751) —
$ 9,164,890 $ (9,164,890) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2020, the Fund reimbursed the Manager $1,905 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2020, the class specific distribution fees borne directly by Class III were $162,373.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2020 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the director s  who are not "interested persons" of the Company , as defined in the 1940 Act
("Independent D irectors "), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations de scribed below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2020, the amount waived was $457.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.65%
$1 Billion - $3 Billion ..................................................................................................... 0.61
$3 Billion - $5 Billion ..................................................................................................... 0.59
$5 Billion - $10 Billion .................................................................................................... 0.57
Greater than $10 Billion .................................................................................................. 0.55
Class I .......................................................................................................... $ 286,678
Class III ......................................................................................................... 124,156
$ 410,834
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.08

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
20
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the year ended December 31, 2020, class specific expense reimbursements are as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2020, the Fund paid BIM $3,249 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, excluding short-term investments, were $77,518,802 and $116,716,809, respectively.
Transfer Agent Fees
Reimbursed
Class I .......................................................................................................... $ 187,152
Class III ......................................................................................................... 72,203
$ 259,355
Class I ............................................................................................................. 1.25%
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to net operating losses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, and the timing and recognition of partnership income.
(b)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2020.
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Paid-in capital ........................................................................................................... $ (787,170)
Accumulated earnings (loss) ................................................................................................. 787,170
12/31/20 12/31/19
Long-term capital gains ........................................................................................ $ 20,702,828 $ 34,340,218
Undistributed long-term capital gains ......................................................................................... $ 6,003,279
Net unrealized gains (losses)
(a)
............................................................................................ 105,770,341
Qualified late-year losses
(b)
............................................................................................... (355)
$ 111,773,265
Tax cost ........................................................................................................... $ 140,577,950
Gross unrealized appreciation ............................................................................................ $ 105,846,887
Gross unrealized depreciation ............................................................................................ (79,100)
Net unrealized appreciation (depreciation) .................................................................................... $ 105,767,787

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
22
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
As of period end, the Fund's investments had the following industry classifications:
Industry
Percent of
Net Assets
Software ........................................................................................................... 23%
Internet & Direct Marketing Retail ........................................................................................... 13
IT Services .......................................................................................................... 13
Interactive Media & Services .............................................................................................. 9
Semiconductors & Semiconductor Equipment ................................................................................... 7
Other
(a)
............................................................................................................. 3 9
(a)
All other industries held were each less than 5% of net assets.

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
385,157 $ 3,361,946 471,686 $ 4,106,041
Shares issued in reinvestment of distributions ........................
1,379,522 14,109,501 2,839,226 22,513,872
Shares redeemed .........................................
(3,070,891) (27,319,577) (2,753,421) (23,669,981)
Net increase (decrease) .......................................
(1,306,212) $ (9,848,130) 557,491 $ 2,949,932
Class III
Shares sold .............................................
531,980 $ 4,605,235 661,444 $ 5,481,843
Shares issued in reinvestment of distributions ........................
663,660 6,593,327 1,509,611 11,826,346
Shares redeemed .........................................
(2,081,845) (18,336,288) (14,378,799) (122,401,476)
Net decrease ..............................................
(886,205) $ (7,137,726) (12,207,744) $ (105,093,287)
Total Net Decrease
(2,192,417) $ (16,985,856) (11,650,253) $ (102,143,355)

Report of Independent Registered Public Accounting Firm
2020
BlackRock Annual Report to Shareholders
24
To the Shareholders of BlackRock Capital Appreciation V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Capital Appreciation V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
25
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Equity Dividend V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders
2
BlackRock Equity Dividend V.I. Fund
Investment Objective
BlackRock Equity Dividend V.I. Fund’s (the “Fund”) investment objective is to seek long-term total return and current income.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund outperformed its benchmark, the Russell 1000
®
Value Index, and underperformed the broad-market S&P 500
®
Index. The following discussion of relative performance pertains to the Russell 1000
®
Value Index.
What factors influenced performance?
During the 12-month period, the largest contribution to relative performance came from a combination of stock selection and allocation decisions in the information technology
(“IT”) sector. Notably, stock selection within and an overweight to the technology hardware, storage & peripherals industry proved beneficial. Investment decisions in software,
IT services and communications equipment also added to relative returns in the sector. Within consumer discretionary, stock selection in specialty retail and multi-line retail boosted relative results, as did a combination of stock selection within and an overweight to the household durables and automobiles industries. Other notable contributors included a lack of exposure to real estate on the view that fundamentals and valuations there were unattractive, as well as stock selection in the energy sector.
Conversely, the largest detractor from relative performance was the Fund’s stock selection in the health care sector. In particular, stock selection in the pharmaceuticals industry weighed on Fund performance, as did a lack of holdings in the life sciences tools & services and biotechnology industries. Within utilities, stock selection and an underweight to the electric utilities industry detracted from relative performance. Other detractors during the period included a combination of stock selection within and an underweight to communication services, as well as an underweight to materials.
The Fund’s period end cash position was slightly elevated at 5.8% and added to relative performance during the period. The Fund’s cash position served as a mechanism to lower and control the portfolio’s market risk relative to the benchmark.
Describe recent portfolio activity.
During the 12-month period, a combination of portfolio trading activity and market price changes resulted in increased exposure to the IT, utilities and consumer staples sectors. Conversely, holdings within the energy, health care and industrials sectors were reduced.
Describe portfolio positioning at period end.
In terms of sector positioning, the Fund’s largest allocations were in the financials, health care and IT sectors. Relative to the Russell 1000
®
Value Index, the Fund’s largest
overweight positions were in the financials, health care and energy sectors. The Fund’s largest underweights were in the industrials, real estate and communication services sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)
3
Fund Summary
BlackRock Equity Dividend V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to July 1, 2011, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(b)
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities.
(c)
An unmanaged index that is a subset of the Russell 1000
®
Index that consists of those Russell 1000
®
securities with lower price-to-book ratios and lower expected growth values.
(d)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
................................................................. 20.45% 3.91% 10.85% 10.41%
Class III
(b)
................................................................ 20.17 3.57 10.57 10.14
(c)
Russell 1000
®
Value Index ..................................................... 22.75 2.80 9.74 10.50
S&P 500
®
Index ............................................................ 22.16 18.40 15.22 13.88
(a)
For a portion of the period, the Fund’s investment adviser waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
The returns for Class III Shares prior to July 1, 2011, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders
4
BlackRock Equity Dividend V.I. Fund
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Financials ....................................... 26%
Health Care ..................................... 17
Information Technology .............................. 12
Consumer Staples ................................. 8
Energy ......................................... 7
Industrials ....................................... 7
Communication Services ............................. 6
Consumer Discretionary ............................. 5
Utilities ......................................... 4
Materials ....................................... 2
Short-Term Securities ............................... 7
Liabilities in Excess of Other Assets ..................... (1)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Val ue
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,204.50 $ 3.60 $ 1,000.00 $ 1,021.87 $ 3.30 0.65%
Class III .................................. 1,000.00 1,201.70 4.98 1,000.00 1,020.61 4.57 0.90
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2020
BlackRock Annual Report to Shareholders
BlackRock Equity Dividend V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Shares
Shares Value
Common Stocks — 92.9%
Aerospace & Defense — 2.2%
BAE Systems plc .................... 1,102,031 $ 7,349,195
Air Freight & Logistics — 0.2%
FedEx Corp. ....................... 1,924 499,509
Automobiles — 1.8%
General Motors Co. .................. 149,176 6,211,689
Banks — 10.1%
Bank of America Corp. ................ 322,693 9,780,825
Citigroup, Inc. ...................... 184,730 11,390,452
JPMorgan Chase & Co. ............... 36,722 4,666,265
Wells Fargo & Co. ................... 284,336 8,581,260
34,418,802
Beverages — 2.1%
Coca-Cola Co. (The) ................. 59,300 3,252,012
Constellation Brands, Inc., Class A ........ 17,385 3,808,184
7,060,196
Capital Markets — 5.9%
Charles Schwab Corp. (The) ............ 111,711 5,925,152
CME Group, Inc. .................... 13,420 2,443,111
Morgan Stanley ..................... 90,231 6,183,530
Raymond James Financial, Inc. .......... 59,855 5,726,328
20,278,121
Chemicals — 2.2%
Corteva , Inc. ....................... 56,194 2,175,832
DuPont de Nemours, Inc. .............. 39,207 2,788,010
PPG Industries, Inc. .................. 18,210 2,626,246
7,590,088
Communications Equipment — 2.9%
Cisco Systems, Inc. .................. 165,135 7,389,791
Motorola Solutions, Inc. ............... 15,335 2,607,870
9,997,661
Consumer Finance — 0.8%
American Express Co. ................ 21,840 2,640,674
Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B
(a)
....... 24,260 5,625,166
Equitable Holdings, Inc. ............... 101,060 2,586,125
8,211,291
Diversified Telecommunication Services — 3.1%
Verizon Communications, Inc. ........... 179,297 10,533,699
Electric Utilities — 1.8%
Edison International .................. 49,910 3,135,346
Exelon Corp. ....................... 25,340 1,069,855
PPL Corp. ........................ 67,193 1,894,843
6,100,044
Electrical Equipment — 0.2%
Siemens Energy AG
(a)
................. 14,477 530,575
Food Products — 1.0%
Danone SA ........................ 27,340 1,799,140
Nestle SA (Registered) ................ 13,948 1,648,812
3,447,952
Health Care Equipment & Supplies — 6.0%
Alcon, Inc.
(a)
....................... 59,361 3,941,342
Koninklijke Philips NV
(a)
................ 118,634 6,390,522
Medtronic plc ...................... 59,620 6,983,887
Zimmer Biomet Holdings, Inc. ........... 20,500 3,158,845
20,474,596
Security
Shares
Shares Value
Health Care Providers & Services — 6.0%
Anthem, Inc. ....................... 23,408 $ 7,516,075
Cigna Corp. ....................... 4,360 907,665
CVS Health Corp. ................... 57,525 3,928,957
Humana, Inc. ...................... 2,560 1,050,291
McKesson Corp. .................... 15,337 2,667,411
UnitedHealth Group, Inc. ............... 12,760 4,474,677
20,545,076
Household Durables — 1.0%
Newell Brands, Inc. .................. 95,699 2,031,690
Sony Corp. ........................ 14,300 1,440,983
3,472,673
Industrial Conglomerates — 2.8%
General Electric Co. .................. 489,000 5,281,200
Siemens AG (Registered) .............. 28,954 4,170,722
9,451,922
Insurance — 6.9%
Allstate Corp. (The) .................. 20,047 2,203,767
American International Group, Inc. ........ 212,611 8,049,452
Arthur J Gallagher & Co. ............... 50,455 6,241,788
Fidelity National Financial, Inc. ........... 76,035 2,972,208
First American Financial Corp. ........... 9,450 487,904
MetLife, Inc. ....................... 78,337 3,677,922
23,633,041
IT Services — 3.6%
Cognizant Technology Solutions Corp., Class A 72,346 5,928,755
Leidos Holdings, Inc. ................. 11,840 1,244,621
Visa, Inc., Class A ................... 23,010 5,032,977
12,206,353
Media — 3.1%
Comcast Corp., Class A ............... 135,107 7,079,607
Fox Corp., Class A
(b)
.................. 116,160 3,382,579
Fox Corp., Class B ................... 6,330 182,810
10,644,996
Multiline Retail — 0.3%
Dollar General Corp. ................. 4,671 982,311
Multi-Utilities — 2.3%
Ameren Corp.
(b)
..................... 17,610 1,374,636
NiSource, Inc. ...................... 86,440 1,982,934
Public Service Enterprise Group, Inc. ...... 79,848 4,655,138
8,012,708
Oil, Gas & Consumable Fuels — 7.0%
BP plc ........................... 521,008 1,797,865
ConocoPhillips ..................... 67,720 2,708,123
Enterprise Products Partners LP .......... 234,544 4,594,717
Equinor ASA ....................... 169,493 2,860,446
Marathon Petroleum Corp. ............. 148,392 6,137,493
Pioneer Natural Resources Co. .......... 32,545 3,706,550
Williams Cos., Inc. (The) ............... 107,419 2,153,751
23,958,945
Personal Products — 1.9%
Unilever plc, ADR ................... 108,198 6,530,831
Pharmaceuticals — 4.3%
AstraZeneca plc .................... 36,437 3,633,252
Bayer AG (Registered) ................ 80,147 4,721,556
Sanofi ........................... 65,083 6,308,041
14,662,849
Road & Rail — 0.9%
Union Pacific Corp. .................. 15,482 3,223,662

BlackRock Equity Dividend V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 1.2%
Applied Materials, Inc. ................ 20,110 $ 1,735,493
NXP Semiconductors NV .............. 15,762 2,506,316
4,241,809
Software — 2.3%
CDK Global, Inc. .................... 34,742 1,800,678
Microsoft Corp. ..................... 20,631 4,588,747
Open Text Corp.
(b)
................... 32,517 1,478,223
7,867,648
Specialty Retail — 2.1%
Lowe's Cos., Inc. .................... 7,493 1,202,701
Ross Stores, Inc. .................... 30,640 3,762,898
TJX Cos., Inc. (The) .................. 29,850 2,038,457
7,004,056
Technology Hardware, Storage & Peripherals — 2.2%
Samsung Electronics Co. Ltd., GDR ....... 4,060 7,392,632
Tobacco — 1.7%
Altria Group, Inc. .................... 134,679 5,521,839
British American Tobacco plc ............ 9,170 340,545
5,862,384
Trading Companies & Distributors — 0.6%
Ferguson plc ....................... 17,365 2,109,854
Total Common Stocks — 92.9%
(Cost: $267,398,353) .............................. 317,147,842
Security
Shares
Shares Value
Preferred Stocks — 1.3%
Household Products — 1.3%
Henkel AG & Co. KGaA (Preference) ....... 40,288 $ 4,542,654
Total Preferred Stocks — 1.3%
(Cost: $3,629,778) ............................... 4,542,654
Total Long-Term Investments — 94.2%
(Cost: $271,028,131) .............................. 321,690,496
Short-Term Securities — 7.1%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 19,884,502 19,884,502
SL Liquidity Series, LLC, Money Market Series,
0.17%
(d)
........................ 4,488,378 4,489,725
Total Short-Term Securities — 7.1%
(Cost: $24,374,227) ............................... 24,374,227
Total Investments — 101.3%
(Cost: $295,402,358 ) .............................. 346,064,723
Liabilities in Excess of Other Assets — (1.3)% ............. (4,481,512)
Net Assets — 100.0% ............................... $ 341,583,211
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 26,786,942 $ — $ (6,902,440) $ — $ — $ 19,884,502 19,884,502 $ 93,043 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 10,953,087 — (6,453,458) (9,904) — 4,489,725 4,488,378 39,116
(b)
—
$ (9,904) $ — $ 24,374,227 $ 132,159 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2020
BlackRock Annual Report to Shareholders
BlackRock Equity Dividend V.I. Fund
8
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Pe riod End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ — $ 7,349,195 $ — $ 7,349,195
Air Freight & Logistics .................................... 499,509 — — 499,509
Automobiles .......................................... 6,211,689 — — 6,211,689
Banks ............................................... 34,418,802 — — 34,418,802
Beverages ........................................... 7,060,196 — — 7,060,196
Capital Markets ........................................ 20,278,121 — — 20,278,121
Chemicals ............................................ 7,590,088 — — 7,590,088
Communications Equipment ................................ 9,997,661 — — 9,997,661
Consumer Finance ...................................... 2,640,674 — — 2,640,674
Diversified Financial Services ............................... 8,211,291 — — 8,211,291
Diversified Telecommunication Services ........................ 10,533,699 — — 10,533,699
Electric Utilities ........................................ 6,100,044 — — 6,100,044
Electrical Equipment ..................................... 530,575 — — 530,575
Food Products ......................................... — 3,447,952 — 3,447,952
Health Care Equipment & Supplies ........................... 10,142,732 10,331,864 — 20,474,596
Health Care Providers & Services ............................ 20,545,076 — — 20,545,076
Household Durables ..................................... 2,031,690 1,440,983 — 3,472,673
Industrial Conglomerates .................................. 5,281,200 4,170,722 — 9,451,922
Insurance ............................................ 23,633,041 — — 23,633,041
IT Services ........................................... 12,206,353 — — 12,206,353
Media ............................................... 10,644,996 — — 10,644,996
Multiline Retail ......................................... 982,311 — — 982,311
Multi-Utilities .......................................... 8,012,708 — — 8,012,708
Oil, Gas & Consumable Fuels ............................... 19,300,634 4,658,311 — 23,958,945
Personal Products ...................................... 6,530,831 — — 6,530,831
Pharmaceuticals ....................................... — 14,662,849 — 14,662,849
Road & Rail ........................................... 3,223,662 — — 3,223,662
Semiconductors & Semiconductor Equipment .................... 4,241,809 — — 4,241,809
Software ............................................. 7,867,648 — — 7,867,648
Specialty Retail ........................................ 7,004,056 — — 7,004,056
Technology Hardware, Storage & Peripherals .................... — 7,392,632 — 7,392,632
Tobacco ............................................. 5,521,839 340,545 — 5,862,384
Trading Companies & Distributors ............................ — 2,109,854 — 2,109,854
Preferred Stocks ......................................... — 4,542,654 — 4,542,654
Short-Term Securities ....................................... 19,884,502 — — 19,884,502
Subtotal ....................................................
$ 281,127,437 $ 60,447,561 $ — $ 341,574,998
Investments valued at NAV
(a)
...................................... 4,489,725
$ —
Total Investments .............................................. $ 346,064,723
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
December 31, 2020
9
Financial Statements
See notes to financial statements.
BlackRock
Equity Dividend
V.I. Fund
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $4,337,516) (cost — $271,028,131) .......................................... $ 321,690,496
Investments at value — affiliated (cost — $24,374,227) ................................................................................ 24,374,227
Foreign currency at value (cost — $15,525) ........................................................................................ 15,736
Receivables: –
Securities lending income — affiliated .......................................................................................... 1,006
Capital shares sold ....................................................................................................... 91,998
Dividends — affiliated ..................................................................................................... 456
Dividends — unaffiliated ................................................................................................... 387,483
Prepaid expenses ......................................................................................................... 2,897
Total assets .............................................................................................................
346,564,299
LIABILITIES
Collateral on securities loaned at value ........................................................................................... 4,494,322
Payables: –
Capital shares redeemed ................................................................................................... 34,437
Distribution fees ......................................................................................................... 63,251
Investment advisory fees .................................................................................................. 170,629
Directors' and Officer's fees ................................................................................................. 2,295
Other affiliate fees ....................................................................................................... 2,665
Transfer agent fees ...................................................................................................... 153,493
Other accrued expenses ................................................................................................... 59,996
Total liabilities ............................................................................................................
4,981,088
NET ASSETS ............................................................................................................
$ 341,583,211
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 291,657,083
Accumulated earnings ...................................................................................................... 49,926,128
NET ASSETS ............................................................................................................
$ 341,583,211

Statement of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report to Shareholders
10
BlackRock
Equity Dividend
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 31,361,478
Shares outstanding .................................................................................................
2,685,592
Net asset value ....................................................................................................
$ 11.68
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 310,221,733
Shares outstanding .................................................................................................
26,626,636
Net asset value ....................................................................................................
$ 11.65
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
See notes to financial statements.

Statement of Operations
Year Ended December 31, 2020
11
Financial Statements
See notes to financial statements.
BlackRock
Equity Dividend
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 93,043
Dividends — unaffiliated ................................................................................................... 8,454,698
Securities lending income — affiliated — net ..................................................................................... 39,116
Foreign taxes withheld .................................................................................................... (232,476)
Total investment income .....................................................................................................
8,354,381
EXPENSES
Investment advisory ...................................................................................................... 1,835,236
Distribution — class specific ................................................................................................ 691,713
Transfer agent — class specific .............................................................................................. 606,678
Accounting services ...................................................................................................... 63,684
Professional ........................................................................................................... 56,081
Custodian ............................................................................................................. 24,871
Printing and postage ..................................................................................................... 13,836
Directors and Officer ..................................................................................................... 11,319
Transfer agent .......................................................................................................... 5,783
Miscellaneous .......................................................................................................... 4,506
Total expenses ...........................................................................................................
3,313,707
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (16,216)
Transfer agent fees reimbursed — class specific ................................................................................... (606,678)
Total expenses after fees waived and/or reimbursed ..................................................................................
2,690,813
Net investment income ......................................................................................................
5,663,568
REALIZED AND UNREALIZED GAIN (LOSS) $ 7,318,290
Net realized gain (loss) from: $ –
Investments — affiliated ................................................................................................. (9,904)
Investments — unaffiliated ............................................................................................... 10,961,982
Foreign currency transactions ............................................................................................. 8,869
A
10,960,947
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................................... (3,646,047)
Foreign currency translations .............................................................................................. 3,391
A
(3,642,656)
Net realized and unrealized gain ...............................................................................................
7,318,291
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 12,981,859

Statements of Changes in Net Assets

2020
BlackRock Annual Report To Shareholders
12
See notes to financial statements.
BlackRock Equity Dividend V.I. Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 5,663,568 $ 6,104,714
Net realized gain .................................................................................. 10,960,947 19,424,737
Net change in unrealized appreciation (depreciation) .......................................................... (3,642,656) 50,340,126
Net increase in net assets resulting from operations .............................................................
12,981,859 75,869,577
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (1,683,804) (2,844,230)
  Class III ....................................................................................... (15,790,208) (24,841,855)
Decrease in net assets resulting from distributions to shareholders ...................................................
(17,474,012) (27,686,085)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
5,829,771 11,152,752
NET ASSETS
Total increase in net assets ............................................................................. 1,337,618 59,336,244
Beginning of year .................................................................................... 340,245,593 280,909,349
End of year ........................................................................................
$ 341,583,211 $ 340,245,593
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Equity Dividend V.I. Fund
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 11.90 $ 10.17 $ 12.14 $ 11.15 $ 10.04
Net investment income
(a)
.....................................
0.22 0.25 0.24 0.22 0.21
Net realized and unrealized gain (loss) ...........................
0.20 2.53 (1.09) 1.62 1.42
Net increase (decrease) from investment operations ....................
0.42 2.78 (0.85) 1.84 1.63
Distributions
(b)
– – – – –
From net investment income ..................................
(0.24) (0.24) (0.24) (0.21) (0.19)
From net realized gain .......................................
(0.40) (0.81) (0.88) (0.64) (0.33)
Total distributions ...........................................
(0.64) (1.05) (1.12) (0.85) (0.52)
Net asset value, end of year ...................................
$ 11.68 $ 11.90 $ 10.17 $ 12.14 $ 11.15
Total Return
(c)
3.91% 27.71% (7.16)% 16.74% —
Based on net asset value ......................................
3.91% 27.71% (7.16)% 16.74% 16.40%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.85% 0.86% 0.87% 0.89% 0.89%
Total expenses after fees waived and/or reimbursed ....................
0.65% 0.65% 0.66% 0.68% 0.70%
Net investment income .......................................
2.08% 2.17% 2.00% 1.82% 1.98%
Supplemental Data
Net assets, end of year (000) ....................................
$ 31,361 $ 33,881 $ 30,655 $ 37,525 $ 35,256
Portfolio turnover rate ........................................
51% 45% 37% 37% 23%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.01% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report To Shareholders
14
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Equity Dividend V.I. Fund
Class III
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 11.88 $ 10.15 $ 12.12 $ 11.13 $ 10.03
Net investment income
(a)
.....................................
0.19 0.22 0.21 0.19 0.18
Net realized and unrealized gain (loss) ...........................
0.19 2.53 (1.09) 1.62 1.42
Net increase (decrease) from investment operations ....................
0.38 2.75 (0.88) 1.81 1.60
Distributions
(b)
– – – – –
From net investment income ..................................
(0.21) (0.21) (0.21) (0.18) (0.17)
From net realized gain .......................................
(0.40) (0.81) (0.88) (0.64) (0.33)
Total distributions ...........................................
(0.61) (1.02) (1.09) (0.82) (0.50)
Net asset value, end of year ...................................
$ 11.65 $ 11.88 $ 10.15 $ 12.12 $ 11.13
Total Return
(c)
3.57% 27.46% (7.42)% 16.49% —
Based on net asset value ......................................
3.57% 27.46% (7.42)% 16.49% 16.06%
Ratios to Average Net Assets
(d)
Total expenses .............................................
1.11% 1.12% 1.12% 1.16% 1.13%
Total expenses after fees waived and/or reimbursed ....................
0.90% 0.90% 0.91% 0.93% 0.95%
Net investment income .......................................
1.83% 1.91% 1.75% 1.57% 1.73%
Supplemental Data
Net assets, end of year (000) ....................................
$ 310,222 $ 306,365 $ 250,255 $ 287,615 $ 223,338
Portfolio turnover rate ........................................
51% 45% 37% 37% 23%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.01% 0.01%
See notes to financial statements.

Notes to Financial Statements
15
Notes to Financial Statements
ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Equity Dividend
V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statement of Assets and Liabilities.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the "Board"). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
16
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2020, the Fund reimbursed the Manager $3,538 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2020, the class specific distribution fees borne directly by Class III were $691,713.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Citigroup Global Markets, Inc. ............................................. $ 841,374 $ (841,374) $ —
Morgan Stanley & Co. LLC ............................................... 1,122,862 (1,122,862) —
National Financial Services LLC ............................................ 2,373,280 (2,373,280) —
$ 4,337,516 $ (4,337,516) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.60%
$1 Billion - $3 Billion ..................................................................................................... 0.56
$3 Billion - $5 Billion ..................................................................................................... 0.54
$5 Billion - $10 Billion .................................................................................................... 0.52
Greater than $10 Billion .................................................................................................. 0.51

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
18
depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2020 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the director s  who are not "interested persons" of the Company as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2020, the amount waived was $16,216 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse all transfer agent fees for Class I and III. The Manager has agreed not to reduce or discontinue this contractual expense limitation through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the year ended December 31, 2020, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in
Class I .......................................................................................................... $ 57,050
Class III ......................................................................................................... 549,628
$ 606,678
Transfer Agent Fees
Reimbursed
Class I .......................................................................................................... $ 57,050
Class III ......................................................................................................... 549,628
$ 606,678
Class I ............................................................................................................. 1.25%
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2020, the Fund paid BIM $11,499 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program .
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, excluding short-term investments, were $147,313,254 and $145,802,427, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 6,780,703 $ 8,124,930
Long-term capital gains ........................................................................................ 10,693,309 19,561,155
$ 17,474,012 $ 27,686,085
Undistributed long-term capital gains ......................................................................................... $ 3,539,466
Net unrealized gains (losses)
(a)
............................................................................................ 46,386,662
$ 49,926,128
Tax cost ........................................................................................................... $ 298,815,862
Gross unrealized appreciation ............................................................................................ $ 56,947,601
Gross unrealized depreciation ............................................................................................ (9,698,741)
Net unrealized appreciation (depreciation) .................................................................................... $ 47,248,860

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
20
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
231,232 $ 2,425,012 154,159 $ 1,782,814
Shares issued in reinvestment of distributions ........................
153,325 1,683,804 242,563 2,844,230
Shares redeemed .........................................
(545,626) (5,790,101) (563,670) (6,465,248)
Net decrease ..............................................
(161,069) $ (1,681,285) (166,948) $ (1,838,204)
Class III
Shares sold .............................................
4,391,414 $ 44,431,982 2,676,030 $ 29,909,100
Shares issued in reinvestment of distributions ........................
1,434,535 15,790,208 2,122,845 24,841,855
Shares redeemed .........................................
(4,997,363) (52,711,134) (3,651,660) (41,759,999)
Net increase ...............................................
828,586 $ 7,511,056 1,147,215 $ 12,990,956
Total Net Increase
667,517 $ 5,829,771 980,267 $ 11,152,752

Report of Independent Registered Public Accounting Firm
2020
BlackRock Annual Report to Shareholders
22
To the Shareholders of BlackRock Equity Dividend V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Equity Dividend V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
23
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
GDR Global Depositary Receipts

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report To Shareholders
2
BlackRock Global Allocation V.I. Fund
Investment Objective
BlackRock Global Allocation V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund outperformed its reference benchmark, which is comprised of the S&P 500
®
Index (36%), FTSE World (ex-
U.S.) Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%) (the “Reference Benchmark”), and
outperformed the broad-based all-equity benchmark, the FTSE World Index. The Fund invests in both equities and bonds; therefore, Fund management believes that the
Reference Benchmark provides a more accurate representation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark. The following commentary (and referenced allocation percentages) are based on the economic exposures of the
Fund, which reflect adjustments for futures, swaps and options (except with respect to fixed income securities) and convertible bonds, and may vary relative to the market value.
What factors influenced performance?
Within equities, stock selection within a number of sectors, notably consumer discretionary and information technology (“IT”), contributed to performance. Sector positioning was additive, primarily driven by underweights to financials, energy and consumer staples, and overweights to IT and consumer discretionary. Within fixed income, positioning at the long end of the yield curve and exposure to U.S. corporate credit positively impacted returns. Exposure to gold-related securities also contributed to performance.
Within equities, security selection within industrials, materials and financials detracted from performance. Exposure to cash and cash equivalents negatively impacted returns as well. In addition, currency management, notably an underweight to the Australian dollar and overweight to the U.S. dollar, weighed on performance.
Describe recent portfolio activity.
During the period, the Fund’s overall equity allocation increased slightly from 67% to 68% of net assets. Within equities, the Fund increased exposure to Europe and decreased exposure to Japan and the United States. From a sector perspective, the Fund increased exposure to IT, consumer discretionary and materials, and decreased exposure to financials, consumer staples, energy and communication services. The Fund’s allocation to fixed income decreased from 26% to 24% of net assets. Within fixed income, the Fund decreased exposure to developed market government bonds and securitized debt, and increased exposure to corporate credit. From the standpoint of duration and corresponding interest rate sensitivity, overall portfolio duration was tactically managed over the period and ended the period at 1.9 years, up from 1.5 years at the beginning of the period. The Fund’s allocation to commodity-related securities decreased slightly from 2% to 1% of net assets.
Reflecting the changes in the Fund’s overall allocations to the equity, fixed income and commodity-related asset classes during the period, the Fund’s cash equivalents increased from 5% to 7% of net assets. During the 12-month period, cash helped mitigate portfolio volatility and served as a source of funds for new investments and redemptions.
Describe portfolio positioning at period end.
Relative to its Reference Benchmark, the Fund was overweight in equities and underweight in fixed income, with modest exposure to commodity-related assets and an overweight to cash equivalents. Within equities, the Fund was overweight in the United States, Europe and China, and underweight in Japan and Australia. From a sector perspective, the Fund was overweight in consumer discretionary, IT, health care, materials, industrials and communication services, and underweight in consumer staples, financials and real estate. Within fixed income, the Fund was underweight in developed market government bonds and overweight in corporate credit and securitized debt.
From a duration perspective, overall portfolio duration was 1.9 years versus a benchmark duration of 2.8 years (total portfolio duration assumes equity duration of 0). From a currency perspective, the Fund was overweight in the euro, underweight in the Australian dollar and neutrally positioned toward the U.S. dollar.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)

Fund Summary
BlackRock Global Allocation V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests in a portfolio of U.S. and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time with respect to types of securities and markets in response to changing markets and economic trends.
(c)
A market cap weighted index representing the performance of the large and mid-cap stocks from the developed and advanced emerging countries within the FTSE Global Equity Index Series.
(d)
An unmanaged weighted index comprised as follows: 36% S&P 500
®
Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S.
Dollar World Government Bond Index.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
................................................................. 20.45% 21.08% 9.42% 6.86%
Class II
(b)
................................................................. 20.31 20.88 9.25 6.70
Class III
(b)
................................................................ 20.29 20.79 9.17 6.61
FTSE World Index
.......................................
24.02 16.33 12.82 9.92
Reference Benchmark ....................................................... 15.26 13.34 9.51 7.53
U.S. Stocks: S&P 500
®
Index
(c)
................................................. 22.16 18.40 15.22 13.88
Non-U.S. Stocks: FTSE World (ex-U.S.) Index
(d)
..................................... 24.54 10.04 9.06 5.52
U.S. Bonds: ICE BofA Current 5-year U.S. Treasury Index
(e)
............................. (0.04) 7.20 3.13 2.88
Non-U.S. Bonds: FTSE Non-U.S. Dollar World Government Bond Index
(f)
................... 9.64 10.78 5.17 1.88
(a)
For a portion of the period, the Fund’s investment adviser waived a portion of its fees. Without such waiver, the Fund’s performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(d)
A market cap weighted index representing the performance of the large and mid-cap stocks from the developed and advanced emerging countries excluding the U.S. within the FTSE Global
Equity Index Series.
(e)
An unmanaged index designed to track the total return of the current coupon five-year U.S. Treasury bond.
(f)
An unmanaged market capitalization-weighted index that tracks 22 government bond indexes, excluding the United States.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report To Shareholders
4
BlackRock Global Allocation V.I. Fund
Overall Asset Exposure
Percent of Fund's
Net Assets
(a)
Reference
Benchmark
(b)
Percentages
12/31/2020 12/31/2019
U.S. Equities ..................................................................... 42% 43% 35%
European Equities .................................................................. 16 12 12
Asia Pacific Equities ................................................................. 9 11 10
Other Equities ..................................................................... 1 1 3
Total Equities .....................................................................
68 67 60
U.S. Dollar Denominated Fixed-Income Securities ............................................... 15 18 24
U.S. Issuers .................................................................... 12 17 —
Non-U.S. Issuers ................................................................. 3 1 —
Non-U.S. Dollar Denominated Fixed-Income Securities ............................................ 9 8 16
Total Fixed-Income Securities ...........................................................
24 26 40
Commodity-Related .................................................................
1 2 —
Cash & Short-Term Securities ...........................................................
7 5 —
(a)
Exposure based on market value and adjusted for the economic value of futures, swaps, and options (except with respect to fixed-income securities), and convertible bonds.
(b)
The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500
®
Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S.
Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index. Descriptions of these indexes are found on page 3 of this report to shareholders in the “Performance
Summary” section.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated
Financial Statements.
Actual Hypothetical
(a)
Including
dividend
expense
Excluding
dividend
expense Including dividend expense Excluding dividend expense
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(c)
Class I .................. $ 1,000.00 $ 1,204.50 $ 3.99 $ 3.99 $ 1,000.00 $ 1,021.52 $ 3.66 $ 1,021.52 $ 3.66
Class II ................. 1,000.00 1,203.10 4.82 4. 82 1,000.00 1,020.76 4.42 1,020. 76 4. 42
Class III ................. 1,000.00 1,202.90 5.37 5.37 1,000.00 1,020.26 4.93 1,020.26 4.93
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.72% for Class I, 0.87% for Class II and 0.97% for Class III), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.72% for Class I, 0.87% for Class II and 0.97% for Class III), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2020
BlackRock Annual Report To Shareholders
BlackRock Global Allocation V.I. Fund
6
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
December 31, 2020
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 0.6%
Cayman Islands — 0.3%
(a)
AGL CLO 7 Ltd., Series 2020-7A, Class
A1, (LIBOR USD 3 Month + 1.80%),
2.05%, 07/15/31
(b)
........... USD 530 $ 531,318
AGL Core CLO 5 Ltd.
(b)
:
Series 2020-5A, Class A2, (LIBOR
USD 3 Month + 2.35%), 2.65%,
07/20/30 ............... 550 550,552
Series 2020-5A, Class B, (LIBOR
USD 3 Month + 2.78%), 3.08%,
07/20/30 ............... 725 729,398
AIMCO CLO, Series 2018-AA, Class
B, (LIBOR USD 3 Month + 1.40%),
1.62%, 04/17/31
(b)
........... 256 252,613
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
2.09%, 10/15/29
(b)
........... 252 252,174
ALM XVIII Ltd., Series 2016-18A,
Class A2R, (LIBOR USD 3 Month +
1.65%), 1.89%, 01/15/28
(b)
..... 259 256,864
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 1.23%, 04/20/31
(b)
.... 620 616,093
Ares LV CLO Ltd., Series 2020-55A,
Class B, (LIBOR USD 3 Month +
2.50%), 2.74%, 04/15/31
(b)
..... 950 952,570
Atrium XII, Series 12A, Class BR,
(LIBOR USD 3 Month + 1.35%),
1.57%, 04/22/27
(b)
........... 287 283,604
Bain Capital Credit CLO Ltd., Series
2020-2A, Class B1, (LIBOR USD 3
Month + 2.50%), 2.72%, 07/21/31
(b)
575 573,003
Birch Grove CLO Ltd., Series 19X,
Class A, (LIBOR USD 3 Month +
1.49%), 1.71%, 06/15/31 ....... 1,152 1,150,926
BlueMountain CLO Ltd., Series 2014-
2A, Class BR2, (LIBOR USD 3
Month + 1.75%), 1.97%, 10/20/30
(b)
256 255,721
BlueMountain CLO XXIV Ltd., Series
2019-24A, Class C, (LIBOR USD 3
Month + 2.70%), 2.92%, 04/20/31
(b)
562 564,267
California Street CLO XII Ltd., Series
2013-12A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.34%, 10/15/25
(b)
269 264,728
Catskill Park CLO Ltd., Series 2017-1A,
Class A1B, (LIBOR USD 3 Month +
1.35%), 1.57%, 04/20/29
(b)
..... 313 311,719
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (LIBOR USD 3 Month
+ 1.55%), 1.79%, 04/15/30
(b)
.... 401 393,978
CIFC Funding Ltd.
(b)
:
Series 2017-3A, Class A2, (LIBOR
USD 3 Month + 1.80%), 2.02%,
07/20/30 ............... 276 274,880
Series 2020-1A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.54%,
07/15/32 ............... 875 926,340
Cook Park CLO Ltd., Series 2018-1A,
Class B, (LIBOR USD 3 Month +
1.40%), 1.62%, 04/17/30
(b)
..... 402 394,630
Elmwood CLO II Ltd., Series 2019-2A,
Class B, (LIBOR USD 3 Month +
2.10%), 2.32%, 04/20/31
(b)
..... 275 273,529
Elmwood CLO III Ltd., Series 2019-3A,
Class A1, (LIBOR USD 3 Month +
1.37%), 1.61%, 10/15/32
(b)
..... 250 250,498
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Elmwood CLO V Ltd.
(b)
:
Series 2020-2A, Class A1, (LIBOR
USD 3 Month + 1.75%), 2.02%,
07/24/31 ............... USD 1,000 $ 1,003,459
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.20%), 2.47%,
07/24/31 ............... 250 251,060
GoldenTree Loan Management US
CLO 6 Ltd., Series 2019-6A, Class
B1, (LIBOR USD 3 Month + 1.90%),
2.12%, 01/20/33
(b)
........... 326 326,281
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.61%, 04/15/33
(b)
1,742 1,742,640
KVK CLO Ltd., Series 2018-1A, Class
A, (LIBOR USD 3 Month + 0.93%),
1.15%, 05/20/29
(b)
........... 215 214,617
Madison Park Funding XII Ltd., Series
2014-12A, Class B1R, (LIBOR
USD 3 Month + 1.65%), 1.87%,
07/20/26
(b)
................ 273 272,567
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.72%,
04/19/30
(b)
................ 250 247,157
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (LIBOR
USD 3 Month + 1.20%), 1.41%,
07/29/30
(b)
................ 259 258,533
Madison Park Funding XXXVI Ltd.,
Series 2019-36A, Class B1, (LIBOR
USD 3 Month + 1.85%), 2.09%,
01/15/33
(b)
................ 518 518,089
OCP CLO Ltd.
(b)
:
Series 2017-13A, Class A2A,
(LIBOR USD 3 Month + 1.80%),
2.04%, 07/15/30 .......... 401 400,840
Series 2020-19A, Class B, (LIBOR
USD 3 Month + 2.50%), 2.82%,
07/20/31 ............... 175 176,110
Octagon Investment Partners 46 Ltd.
(b)
:
Series 2020-2A, Class A, (LIBOR
USD 3 Month + 1.65%), 1.90%,
07/15/33 ............... 1,000 1,002,571
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.20%), 2.45%,
07/15/33 ............... 300 300,855
OHA Credit Funding 3 Ltd., Series
2019-3A, Class B1, (LIBOR USD 3
Month + 1.80%), 2.02%, 07/20/32
(b)
322 320,978
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/19/32
(b)
150 150,126
Palmer Square Loan Funding Ltd.
(b)
:
Series 2018-2A, Class A2, (LIBOR
USD 3 Month + 1.05%), 1.29%,
07/15/26 ............... 650 641,734
Series 2019-2A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.82%,
04/20/27 ............... 583 574,260
Series 2020-3A, Class A2, (LIBOR
USD 3 Month + 2.40%), 2.62%,
07/20/28 ............... 475 475,983

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(LIBOR USD 3 Month + 1.80%),
2.01%, 08/23/31
(b)
........... USD 269 $ 267,481
RR 10 Ltd.
(b)
:
Series 2020-10A, Class A2A,
(LIBOR USD 3 Month + 2.50%),
2.74%, 07/15/33 .......... 650 651,721
Series 2020-10A, Class A2B,
(LIBOR USD 3 Month + 3.00%),
3.24%, 07/15/33 .......... 650 645,613
RR 11 Ltd., Series 2020-11A, Class
A2, (LIBOR USD 3 Month + 2.10%),
2.28%, 10/15/31
(b)
........... 300 300,959
RR 2 Ltd., Series 2017-2A, Class A2,
(LIBOR USD 3 Month + 1.60%),
1.84%, 10/15/29
(b)
........... 402 394,480
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class B, (LIBOR USD 3 Month
+ 1.85%), 2.04%, 10/20/32
(b)
.... 290 290,435
Sound Point CLO XXVIII Ltd., Series
2020-3A, Class A1, (LIBOR USD 3
Month + 1.28%), 1.52%, 01/25/32
(b)
400 399,913
TICP CLO XII Ltd., Series 2018-12A,
Class B, (LIBOR USD 3 Month +
1.65%), 1.89%, 01/15/31
(b)
..... 380 374,238
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month +
1.33%), 1.55%, 01/20/33
(b)
..... 870 870,732
Whitebox CLO II Ltd.
(b)
:
Series 2020-2A, Class A1, (LIBOR
USD 3 Month + 1.75%), 1.99%,
10/24/31 ............... 450 450,077
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.49%,
10/24/31 ............... 300 300,586
York CLO 1 Ltd., Series 2014-1A,
Class BRR, (LIBOR USD 3 Month +
1.65%), 1.87%, 10/22/29
(b)
..... 256 254,026
York CLO-3 Ltd., Series 2016-1A, Class
BR, (LIBOR USD 3 Month + 1.75%),
1.97%, 10/20/29
(b)
........... 725 725,714
York CLO-6 Ltd., Series 2019-1A, Class
A1, (LIBOR USD 3 Month + 1.35%),
1.57%, 07/22/32
(b)
........... 1,094 1,097,172
25,960,412
Ireland — 0.0%
(a)
Aqueduct European CLO 4 DAC,
Series 2019-4A, Class B1,
(EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(b)
........... EUR 250 303,573
Aqueduct European CLO DAC, Series
2019-4X, Class B1, (EURIBOR 3
Month + 1.80%), 1.80%, 07/15/32 207 251,358
Arbour CLO II DAC, Series 2014-2X,
Class B2R, (EURIBOR 3 Month +
1.50%), 1.50%, 05/15/30 ....... 125 152,473
Cairn CLO XII DAC, Series 2020-12A,
Class B, (EURIBOR 3 Month +
2.30%), 2.30%, 04/15/33
(b)(c)
.... 260 319,217
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33 207 249,035
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30 ....... 231 277,736
Security
Par (000)
Par (000) Value
Ireland (continued)
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 0.92%, 11/14/32 ....... EUR 135 $ 163,972
Invesco Euro CLO II DAC, Series 2X,
Class B1, (EURIBOR 3 Month +
1.80%), 1.80%, 08/15/32 ....... 207 252,961
OAK Hill European Credit Partners
V Designated Activity Co., Series
2016-5X, Class B1, (EURIBOR 3
Month + 1.55%), 1.55%, 02/21/30 259 315,528
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.20%, 01/20/32 ............ 160 193,587
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32 ....... 268 324,475
Rockford Tower Europe CLO DAC,
Series 2018-1X, Class B, (EURIBOR
3 Month + 1.85%), 1.85%, 12/20/31 207 253,861
RRE 2 Loan Management DAC, Series
2A, Class B, (EURIBOR 3 Month +
1.80%), 1.80%, 01/15/32
(b)
..... 285 347,939
Sound Point Euro CLO II Funding DAC,
Series 2X, Class A, (EURIBOR 3
Month + 1.11%), 1.11%, 10/26/32 . 260 317,679
Voya Euro CLO II DAC, Series 2X,
Class B1, (EURIBOR 3 Month +
1.90%), 1.90%, 07/15/32 ....... 109 133,011
3,856,405
Netherlands — 0.0%
(a)
Ares European CLO X BV, Series 10X,
Class B1, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/31 ....... 102 124,063
Ares European CLO XI BV, Series 11X,
Class B1, (EURIBOR 3 Month +
1.85%), 1.85%, 04/15/32 ....... 207 253,266
Avoca CLO XVII DAC, Series 17A,
Class B1R, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/32
(b)
..... 250 303,971
Avoca CLO XVII Designated Activity
Co., Series 17X, Class AR,
(EURIBOR 3 Month + 0.96%),
0.96%, 10/15/32 ............ 142 173,043
854,343
United States — 0.3%
Battalion CLO 18 Ltd.
(a)(b)
:
Series 2020-18A, Class A1, (LIBOR
USD 3 Month + 1.80%), 2.03%,
10/15/32 ............... USD 449 450,559
Series 2020-18A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.53%,
10/15/32 ............... 449 446,156
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(b)
................ 2,050 2,081,267
Navient Private Education Refi Loan
Trust, Series 2019-A, Class A2A,
3.42%, 01/15/43
(b)
........... 677 707,879
SLM Private Credit Student Loan
Trust
(a)
:
Series 2005-B, Class A4, (LIBOR
USD 3 Month + 0.33%), 0.55%,
06/15/39 ............... 1,458 1,395,241

2020
BlackRock Annual Report To Shareholders
BlackRock Global Allocation V.I. Fund
8
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-A, Class A5, (LIBOR
USD 3 Month + 0.29%), 0.51%,
06/15/39 ............... USD 2,217 $ 2,131,008
Series 2007-A, Class A4A, (LIBOR
USD 3 Month + 0.24%), 0.46%,
12/16/41 ............... 2,339 2,269,552
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 4.91%,
10/15/41
(a)(b)
............... 5,643 6,152,280
SMB Private Education Loan Trust
(b)
:
Series 2019-A, Class A2A, 3.44%,
07/15/36 ............... 2,026 2,143,962
Series 2020-B, Class B, 2.76%,
07/15/53 ............... 1,330 1,331,098
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 3.69%,
06/15/48
(b)(c)
............... 1,333 1,382,321
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 3.34%,
08/25/47
(b)
................ 541 557,017
21,048,340
Total Asset-Backed Securities — 0.6%
(Cost: $50,180,872) .............................. 51,719,500
Shares
Shares
Common Stocks — 67.3%
Argentina — 0.0%
(d)
Globant SA .................. 11,424 2,485,977
MercadoLibre , Inc. ............. 275 460,685
2,946,662
Australia — 0.2%
BHP Group Ltd. ............... 12,287 401,472
BHP Group plc ............... 118,968 3,141,276
Brambles Ltd. ................ 42,250 346,547
Coles Group Ltd. .............. 3,715 51,904
Fortescue Metals Group Ltd. ...... 8,766 158,335
Goodman Group .............. 6,014 87,909
Newcrest Mining Ltd. ........... 155,904 3,111,495
Quintis HoldCo Pty. Ltd. (Acquired
10/22/18, cost $5,761,227)
(c)(d)(e)*
.. 9,827,224 6,288,328
Rio Tinto plc ................. 39,116 2,944,382
Wesfarmers Ltd. .............. 9,187 357,072
16,888,720
Brazil — 0.0%
B3 SA - Brasil Bolsa Balcao ....... 25,899 310,083
Banco do Brasil SA
(d)
........... 15,511 116,607
Centrais Eletricas Brasileiras SA .... 6,582 46,858
Engie Brasil Energia SA ......... 52,719 447,824
Petroleo Brasileiro SA, ADR
(f)
...... 39,584 444,528
Vale SA, ADR
(f)
............... 137,298 2,301,114
3,667,014
Canada — 0.7%
Barrick Gold Corp. ............. 179,081 4,079,935
Enbridge, Inc. ................ 1,637,042 52,356,022
Fairfax Financial Holdings Ltd. ..... 95 32,379
George Weston Ltd. ............ 1,158 86,497
Loblaw Cos. Ltd. .............. 5,797 286,047
Manulife Financial Corp. ......... 5,453 97,031
National Bank of Canada ........ 2,235 125,788
Security
Shares
Shares Value
Canada (continued)
Restaurant Brands International, Inc. 1,515 $ 92,633
Royal Bank of Canada .......... 994 81,674
Shopify, Inc., Class A
(d)
.......... 67 75,654
TC Energy Corp. .............. 14,045 571,002
Thomson Reuters Corp. ......... 2,101 171,956
Wheaton Precious Metals Corp. .... 101,950 4,257,728
62,314,346
China — 2.5%
AAC Technologies Holdings, Inc. ... 248,500 1,377,409
Agile Group Holdings Ltd. ........ 28,000 37,269
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 244,063 2,812,499
Alibaba Group Holding Ltd.
(d)
...... 161,300 4,691,335
Alibaba Group Holding Ltd., ADR
(d)
.. 76,146 17,721,458
Amoy Diagnostics Co. Ltd., Class A . 111,950 1,346,254
Anhui Conch Cement Co. Ltd., Class H 18,500 115,941
Anhui Gujing Distillery Co. Ltd., Class B 6,200 86,357
ANTA Sports Products Ltd. ....... 396,000 6,283,376
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 47,987 2,209,035
Autobio Diagnostics Co. Ltd., Class A 74,700 1,666,712
Autohome , Inc., ADR ........... 861 85,773
Baidu, Inc., ADR
(d)
............. 1,410 304,898
Brilliance China Automotive Holdings
Ltd. ..................... 230,000 209,959
BYD Co. Ltd., Class A ........... 220,500 6,605,372
China CITIC Bank Corp. Ltd., Class H 157,000 66,691
China Construction Bank Corp., Class
H ...................... 113,000 85,234
China Feihe Ltd.
(b)
............. 91,000 213,525
China Galaxy Securities Co. Ltd., Class
H ...................... 159,500 100,068
China Merchants Bank Co. Ltd., Class
H ...................... 392,500 2,482,973
China National Building Material Co.
Ltd., Class H ............... 490,000 589,809
China Petroleum & Chemical Corp.,
Class H .................. 262,000 116,679
China Resources Cement Holdings Ltd. 194,000 216,685
China Resources Power Holdings Co.
Ltd. ..................... 152,000 163,622
CITIC Ltd. ................... 71,000 50,270
Contemporary Amperex Technology
Co. Ltd., Class A ............ 251,300 13,603,159
Country Garden Services Holdings Co.
Ltd. ..................... 27,321 184,842
CSPC Pharmaceutical Group Ltd. ... 176,000 179,193
Dali Foods Group Co. Ltd.
(b)
....... 208,500 119,170
Dongfeng Motor Group Co. Ltd., Class
H ...................... 52,000 60,764
ENN Energy Holdings Ltd. ........ 91,300 1,340,257
Ganfeng Lithium Co. Ltd., Class H
(b)
. 176,400 2,112,751
GDS Holdings Ltd., ADR
(d)
........ 1,861 174,264
Glodon Co. Ltd., Class A ......... 175,290 2,125,192
Guangdong Marubi Biotechnology Co.
Ltd., Class A ............... 107,000 860,417
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 1,028,700 2,239,023
Haidilao International Holding Ltd.
(b)
. 195,000 1,503,772
Haier Smart Home Co. Ltd., Class A . 324,699 1,461,964
Haitong Securities Co. Ltd., Class H . 184,400 164,792
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 210,800 1,322,985
Hangzhou Tigermed Consulting Co.
Ltd., Class A ............... 72,438 1,798,813

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
China (continued)
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(b)(d)
............ 57,300 $ 1,328,858
Han's Laser Technology Industry Group
Co. Ltd., Class A ............ 386,090 2,542,182
Hansoh Pharmaceutical Group Co.
Ltd.
(b)(d)
................... 256,000 1,240,640
Hengan International Group Co. Ltd. . 50,500 357,570
Huaneng Power International, Inc.,
Class H .................. 162,000 59,135
Huazhu Group Ltd., ADR
(f)
........ 64,511 2,904,930
Hundsun Technologies, Inc., Class A . 128,824 2,080,362
Industrial & Commercial Bank of China
Ltd., Class H ............... 2,851,000 1,831,738
Inner Mongolia Yili Industrial Group Co.
Ltd., Class A ............... 242,395 1,654,231
JD Health International, Inc.
(b)(d)
.... 808,800 15,649,246
JD.com, Inc., ADR
(d)
............ 7,804 685,972
Jiangxi Copper Co. Ltd., Class H ... 46,000 72,410
KE Holdings, Inc., ADR
(d)
......... 5,332 328,131
Kingdee International Software Group
Co. Ltd.
(d)
................. 2,386,000 9,740,985
Kunlun Energy Co. Ltd. .......... 102,000 88,402
Kweichow Moutai Co. Ltd., Class A .. 4,100 1,260,074
Lenovo Group Ltd. ............. 194,000 183,406
Li Auto, Inc., ADR
(d)(f)
............ 327,764 9,449,436
Lufax Holding Ltd., ADR
(d)
........ 2,222 31,552
Meituan Dianping , Class B
(d)
...... 72,900 2,744,208
Ming Yuan Cloud Group Holdings Ltd.
(d)
350,000 2,155,484
NetEase , Inc., ADR ............ 34,601 3,313,738
New Oriental Education & Technology
Group, Inc., ADR
(d)
........... 11,767 2,186,426
Offcn Education Technology Co. Ltd.,
Class A .................. 11,900 64,351
Pharmaron Beijing Co. Ltd., Class H
(b)
6,100 103,131
PICC Property & Casualty Co. Ltd.,
Class H .................. 432,000 326,815
Ping An Insurance Group Co. of China
Ltd., Class A ............... 148,100 1,981,829
Shanghai International Airport Co. Ltd.,
Class A .................. 207,990 2,421,988
Shenzhen Goodix Technology Co. Ltd.,
Class A .................. 1,900 45,518
Shenzhen Inovance Technology Co.
Ltd., Class A ............... 134,100 1,925,974
Silergy Corp. ................. 34,000 2,926,097
Sun Art Retail Group Ltd.
(f)
........ 194,500 197,880
Tencent Holdings Ltd. ........... 507,700 36,530,943
Tingyi Cayman Islands Holding Corp. 202,000 345,523
Topsports International Holdings Ltd.
(b)
22,000 32,947
Trip.com Group Ltd., ADR
(d)
....... 114,652 3,867,212
Venus MedTech Hangzhou, Inc., Class
H
(b)(d)
.................... 201,000 2,051,328
Venustech Group, Inc., Class A .... 347,696 1,564,100
Vipshop Holdings Ltd., ADR
(d)
...... 5,607 157,613
Want Want China Holdings Ltd. .... 1,862,000 1,346,194
Wilmar International Ltd. ......... 22,700 79,923
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A ... 181,586 2,454,543
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co. Ltd.,
Class A .................. 47,400 227,848
WuXi AppTec Co. Ltd., Class A ..... 78,735 1,630,471
Wuxi Biologics Cayman, Inc.
(b)(d)
.... 280,500 3,719,807
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 140,180 1,946,576
Yihai International Holding Ltd.
(d)
.... 217,000 3,222,629
Security
Shares
Shares Value
China (continued)
Yonyou Network Technology Co. Ltd.,
Class A .................. 197,414 $ 1,333,155
Yum China Holdings, Inc. ........ 55,929 3,192,987
Zhejiang Century Huatong Group Co.
Ltd., Class A
(d)
.............. 69,700 76,290
ZTO Express Cayman, Inc., ADR ... 11,602 338,314
214,891,663
Denmark — 0.1%
AP Moller - Maersk A/S, Class A .... 133 274,749
AP Moller - Maersk A/S, Class B .... 104 231,427
Carlsberg A/S, Class B .......... 503 80,637
DSV Panalpina A/S ............ 45,622 7,667,315
Genmab A/S
(d)
................ 8,299 3,365,194
11,619,322
Finland — 0.3%
Neste OYJ .................. 298,182 21,649,136
Nokia OYJ
(d)
................. 264,371 1,021,086
22,670,222
France — 2.8%
Arkema SA .................. 204,799 23,433,492
AXA SA .................... 12,550 300,978
BNP Paribas SA
(d)
............. 115,425 6,093,538
Carrefour SA ................. 25,129 430,320
Cie de Saint-Gobain ............ 12,777 587,645
Danone SA .................. 514,863 33,881,157
EssilorLuxottica SA ............ 172,462 26,875,514
Kering SA ................... 9,245 6,709,410
LVMH Moet Hennessy Louis Vuitton SE 38,078 23,836,882
Orange SA .................. 8,685 103,395
Pernod Ricard SA ............. 1,222 234,681
Safran SA
(d)
................. 300,997 42,661,472
Sanofi ..................... 475,415 46,078,655
Sartorius Stedim Biotech ......... 265 94,272
Schneider Electric SE ........... 4,602 665,115
Social Capital Hedosophia Holdings
II Corp. (Acquired 12/16/20, cost
$6,478,630)
(d)(e)
............. 647,863 14,419,136
Societe Generale SA
(d)
.......... 341,712 7,103,721
TOTAL SE .................. 103,118 4,450,803
Vivendi SA .................. 9,509 306,708
238,266,894
Germany — 2.5%
adidas AG
(d)
................. 109,345 39,780,254
Allianz SE (Registered) .......... 135,695 33,336,595
Daimler AG (Registered) ......... 9,398 666,124
Deutsche Boerse AG ........... 3,182 541,806
Deutsche Post AG (Registered) .... 5,105 252,880
Deutsche Telekom AG (Registered) . 1,954,678 35,677,957
E.ON SE ................... 6,327 70,060
Evonik Industries AG ........... 10,238 334,624
Fresenius SE & Co. KGaA ........ 1,392 64,369
Henkel AG & Co. KGaA ......... 1,550 149,359
Infineon Technologies AG ........ 162,893 6,220,659
Rational AG ................. 963 895,866
SAP SE .................... 1,562 202,308
Siemens AG (Registered) ........ 568,428 81,880,051
Siemens Energy AG
(d)
........... 286,098 10,485,349
Vonovia SE .................. 78,821 5,756,620
216,314,881
Hong Kong — 0.7%
AIA Group Ltd. ............... 3,918,400 47,750,102
CLP Holdings Ltd. ............. 162,500 1,502,580

2020
BlackRock Annual Report To Shareholders
BlackRock Global Allocation V.I. Fund
10
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Hong Kong (continued)
Hang Lung Properties Ltd. ........ 1,094,000 $ 2,882,974
HKT Trust & HKT Ltd.
(g)
.......... 1,091,000 1,414,951
Hysan Development Co. Ltd. ...... 263,000 963,317
Jardine Matheson Holdings Ltd. .... 38,200 2,136,837
56,650,761
India — 0.3%
GAIL India Ltd. ............... 37,106 62,749
HDFC Asset Management Co. Ltd.
(b)
. 1,348 53,870
Hindustan Unilever Ltd. .......... 4,244 139,327
Housing Development Finance Corp.
Ltd. ..................... 1,940 67,970
Indian Oil Corp. Ltd. ............ 34,476 42,963
Indus Towers Ltd. .............. 7,893 24,904
Maruti Suzuki India Ltd. ......... 573 60,118
NTPC Ltd. .................. 89,288 121,576
Petronet LNG Ltd. ............. 255,156 865,238
Power Grid Corp. of India Ltd. ..... 18,699 48,613
Reliance Industries Ltd. ......... 1,068,302 27,833,951
Tata Consultancy Services Ltd. .... 1,891 74,250
Vedanta Ltd. ................. 94,708 209,803
29,605,332
Indonesia — 0.0%
Bank Central Asia Tbk . PT ........ 1,106,400 2,667,010
Ireland — 0.1%
Flutter Entertainment plc ......... 45,621 9,437,180
Italy — 1.6%
Enel SpA ................... 7,233,766 73,601,657
Intesa Sanpaolo SpA
(d)
.......... 6,519,474 15,410,206
RAI Way SpA
(b)
............... 1,029,046 6,892,645
Snam SpA .................. 482,506 2,724,999
UniCredit SpA
(d)
............... 3,642,244 34,125,639
132,755,146
Japan — 2.5%
Aisin Seiki Co. Ltd. ............. 11,500 344,876
Ajinomoto Co., Inc. ............. 548,800 12,435,667
Asahi Kasei Corp. ............. 16,800 172,202
Astellas Pharma, Inc. ........... 1,463,965 22,667,682
Canon, Inc. .................. 14,900 288,651
Daifuku Co. Ltd. ............... 37,100 4,590,961
Disco Corp. .................. 17,700 5,965,483
Eisai Co. Ltd. ................ 700 50,059
ENEOS Holdings, Inc. .......... 71,400 256,448
FANUC Corp. ................ 31,600 7,800,432
Fujitsu Ltd. .................. 700 101,175
Hitachi Ltd. .................. 7,600 299,967
Honda Motor Co. Ltd. ........... 5,900 166,476
Hoya Corp. .................. 224,274 31,060,787
Kao Corp. ................... 600 46,354
KDDI Corp. .................. 161,300 4,782,587
Keyence Corp. ............... 24,100 13,556,661
Kirin Holdings Co. Ltd. .......... 2,700 63,755
Kose Corp. .................. 65,400 11,175,553
Kyowa Kirin Co. Ltd. ............ 1,000 27,308
Maeda Road Construction Co. Ltd. .. 27,200 456,287
Marubeni Corp. ............... 15,100 100,602
Mitsubishi Corp. ............... 7,000 172,563
Mitsubishi Estate Co. Ltd. ........ 250,700 4,029,461
NEC Corp. .................. 1,800 96,677
Nintendo Co. Ltd. .............. 100 64,194
Nippon Telegraph & Telephone Corp. 170,120 4,365,110
Nomura Holdings, Inc. .......... 14,600 77,191
NTT Data Corp. ............... 11,400 156,047
Security
Shares
Shares Value
Japan (continued)
Olympus Corp. ............... 3,900 $ 85,386
Oriental Land Co. Ltd. .......... 49,700 8,211,997
Otsuka Holdings Co. Ltd.
(f)
........ 2,900 124,255
Panasonic Corp. .............. 17,000 198,173
Rakuten , Inc. ................ 5,400 51,963
Recruit Holdings Co. Ltd. ........ 232,500 9,765,688
Ryohin Keikaku Co. Ltd. ......... 195,700 4,004,911
Sekisui House Ltd. ............. 4,100 83,524
Seven & i Holdings Co. Ltd. ....... 7,600 269,121
Shin-Etsu Chemical Co. Ltd. ...... 222,334 39,023,143
Sompo Holdings, Inc. ........... 3,100 125,683
Sony Corp. .................. 86,000 8,666,056
Suzuki Motor Corp. ............ 395,189 18,319,195
Terumo Corp. ................ 900 37,662
Tokyo Electron Ltd. ............ 500 186,781
Toshiba Corp. ................ 5,900 165,250
214,690,004
Mexico — 0.0%
Fomento Economico Mexicano SAB de
CV ..................... 4,394 33,327
Grupo Bimbo SAB de CV ........ 109,626 237,712
271,039
Netherlands — 2.9%
Adyen NV
(b)(d)(f)
................ 10,792 25,075,663
Akzo Nobel NV
(f)
.............. 453,006 48,623,217
ASML Holding NV ............. 108,165 52,371,030
Heineken Holding NV ........... 1,751 164,818
ING Groep NV ................ 5,240,863 48,728,732
ING Groep NV, ADR
(d)
........... 14,447 136,380
Koninklijke Philips NV
(d)
.......... 646,859 34,844,707
NXP Semiconductors NV ........ 244,471 38,873,334
Royal Dutch Shell plc, Class A ..... 7,121 124,876
Royal Dutch Shell plc, Class B ..... 4,216 71,456
249,014,213
Norway — 0.0%
LINK Mobility Group Holding ASA
(d)
.. 254,921 1,381,302
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA . 7,411 114,732
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 92,577 1,556,194
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 672 19,524
Singapore — 0.1%
ComfortDelGro Corp. Ltd. ........ 1,017,400 1,289,140
DBS Group Holdings Ltd. ........ 132,500 2,510,972
United Overseas Bank Ltd. ....... 151,000 2,573,707
6,373,819
South Africa — 0.0%
Anglo American Platinum Ltd. ..... 3,650 359,167
Anglo American plc ............ 61,021 2,015,050
AngloGold Ashanti Ltd. .......... 6,387 147,210
Kumba Iron Ore Ltd. ............ 2,443 103,540
MTN Group Ltd.
(f)
.............. 72,474 299,113
2,924,080
South Korea — 0.5%
Celltrion , Inc.
(d)
............... 494 163,513
Hana Financial Group, Inc. ....... 1,998 63,639
Hyundai Mobis Co. Ltd.
(d)
........ 371 87,321
Kakao Corp. ................. 22,653 8,128,362

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
South Korea (continued)
KB Financial Group, Inc. ......... 2,510 $ 99,690
Kia Motors Corp.
(d)
............. 5,011 288,718
LG Chem Ltd.
(d)
............... 21,050 16,006,776
LG Electronics, Inc. ............ 2,729 339,820
LG Uplus Corp.
(d)
.............. 6,836 74,022
NCSoft Corp.
(d)
............... 4,863 4,175,135
POSCO .................... 6,867 1,715,922
Samsung Biologics Co. Ltd.
(b)(d)
.... 390 296,933
Samsung SDI Co. Ltd. .......... 18,284 10,596,452
42,036,303
Spain — 0.3%
Cellnex Telecom SA
(b)
........... 429,708 25,805,239
Telefonica SA ................ 62,989 250,547
Telefonica SA
(d)
............... 3,499 13,918
26,069,704
Sweden — 0.9%
Atlas Copco AB, Class A ......... 60,379 3,103,264
Hexagon AB, Class B ........... 88,949 8,155,026
Sandvik AB
(d)
................. 9,263 228,459
Swedbank AB, Class A
(d)
......... 164,711 2,889,095
Telefonaktiebolaget LM Ericsson, Class
B ...................... 490,317 5,832,545
Volvo AB, Class B
(d)
............ 2,457,426 58,174,903
78,383,292
Switzerland — 0.8%
ABB Ltd. (Registered) ........... 10,968 307,644
Alcon, Inc.
(d)
................. 2,074 137,706
Alcon, Inc.
(d)
................. 54,104 3,569,782
Cie Financiere Richemont SA
(Registered) ............... 1,633 147,529
Nestle SA (Registered) .......... 80,358 9,499,225
Novartis AG (Registered) ........ 5,441 512,313
Roche Holding AG ............. 117,089 40,781,931
Sika AG (Registered) ........... 29,997 8,176,979
Straumann Holding AG (Registered) . 3,996 4,680,999
67,814,108
Taiwan — 1.2%
ASE Technology Holding Co. Ltd. ... 36,000 104,430
Asustek Computer, Inc. .......... 8,000 71,446
Cathay Financial Holding Co. Ltd. ... 923,000 1,389,836
Chunghwa Telecom Co. Ltd. ...... 480,000 1,862,089
Formosa Chemicals & Fibre Corp. .. 438,000 1,321,602
Formosa Petrochemical Corp. ..... 234,000 832,243
Formosa Plastics Corp. .......... 388,000 1,332,676
Fubon Financial Holding Co. Ltd. ... 1,015,000 1,690,334
Hon Hai Precision Industry Co. Ltd. .. 547,960 1,796,731
MediaTek , Inc. ................ 72,000 1,920,044
Nan Ya Plastics Corp. ........... 531,000 1,360,369
Nanya Technology Corp. ......... 87,000 269,726
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 4,270,000 80,777,608
Uni -President Enterprises Corp. .... 744,000 1,789,451
United Microelectronics Corp. ..... 157,000 264,037
Yageo Corp. ................. 162,000 2,998,583
99,781,205
Thailand — 0.1%
Advanced Info Service PCL ....... 287,300 1,688,685
Intouch Holdings PCL, Class F ..... 925,200 1,736,084
Thai Beverage PCL ............ 1,152,100 641,366
4,066,135
Security
Shares
Shares Value
Turkey — 0.0%
Tupras Turkiye Petrol Rafinerileri A/S
(d)
23,672 $ 343,591
United Arab Emirates — 0.0%
NMC Health plc
(c)(d)
............. 365,939 5
United Kingdom — 1.9%
AstraZeneca plc .............. 201,908 20,132,908
Barclays plc ................. 3,022,799 6,064,018
Berkeley Group Holdings plc ...... 75,033 4,853,703
BP plc ..................... 27,321 94,278
Coca-Cola European Partners plc ... 1,407 70,111
Diageo plc .................. 16,756 663,014
Experian plc ................. 15,743 598,055
Fiat Chrysler Automobiles NV
(d)
.... 5,312 95,967
GlaxoSmithKline plc ............ 28,839 527,695
RELX plc ................... 227,772 5,572,992
THG Holdings Ltd.
(d)
............ 3,603,079 38,432,242
Unilever plc .................. 284,752 17,077,624
Unilever plc .................. 544,635 32,978,239
Vodafone Group plc ............ 19,397,372 31,859,948
159,020,794
United States — 44.2%
Abbott Laboratories ............ 342,230 37,470,763
AbbVie, Inc. ................. 474,598 50,853,176
Adobe, Inc.
(d)
................. 1,515 757,682
Advanced Micro Devices, Inc.
(d)
.... 2,135 195,801
Aflac, Inc. ................... 1,700 75,599
Air Products & Chemicals, Inc. ..... 226,307 61,831,599
Akamai Technologies, Inc.
(d)
....... 22,324 2,343,797
Alaska Air Group, Inc. ........... 37,962 1,974,024
Alexion Pharmaceuticals, Inc.
(d)
.... 14,518 2,268,292
Alphabet, Inc., Class C
(d)
......... 70,696 123,850,908
Altair Engineering, Inc., Class A
(d)
... 108,985 6,340,747
Altria Group, Inc. .............. 3,381 138,621
Amazon.com, Inc.
(d)(h)
........... 45,147 147,040,619
American Express Co. .......... 646 78,108
American Tower Corp. .......... 196,974 44,212,784
American Water Works Co., Inc. .... 26,760 4,106,857
Amgen, Inc. ................. 3,786 870,477
Analog Devices, Inc. ............ 9,467 1,398,560
Annaly Capital Management, Inc. ... 95,187 804,330
Anthem, Inc. ................. 118,454 38,034,395
Aon plc, Class A .............. 227 47,958
Apellis Pharmaceuticals, Inc.
(d)
..... 43,236 2,473,099
Apple, Inc.
(h)
................. 1,439,191 190,966,254
Applied Materials, Inc. .......... 549,843 47,451,451
Aptiv plc .................... 317,626 41,383,492
Atlassian Corp. plc, Class A
(d)
...... 22,961 5,369,889
Autodesk, Inc.
(d)
............... 80,124 24,465,062
Bank of America Corp. .......... 2,289,624 69,398,503
Baxter International, Inc. ......... 40,062 3,214,575
Becton Dickinson and Co. ........ 104,788 26,220,053
Berkshire Hathaway, Inc., Class B
(d)
. 45,466 10,542,201
BJ's Wholesale Club Holdings, Inc.
(d)
. 52,651 1,962,829
Blackstone Group, Inc. (The), Class A 4,678 303,181
Booking Holdings, Inc.
(d)
......... 901 2,006,770
Boston Scientific Corp.
(d)
......... 1,559,026 56,046,985
Bristol-Myers Squibb Co. ......... 521,083 32,322,778
Broadcom, Inc. ............... 6,993 3,061,885
Brookfield Renewable Corp. ...... 2,420 141,181
Brown-Forman Corp., Class B ..... 3,258 258,783
Cadence Design Systems, Inc.
(d)
... 43,132 5,884,499
Capital One Financial Corp. ....... 511,142 50,526,387
Capri Holdings Ltd.
(d)
........... 71,958 3,022,236
Cerner Corp. ................. 2,546 199,810

2020
BlackRock Annual Report To Shareholders
BlackRock Global Allocation V.I. Fund
12
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
United States (continued)
CH Robinson Worldwide, Inc. ..... 44,857 $ 4,210,727
Charles Schwab Corp. (The) ...... 328,940 17,446,978
Charter Communications, Inc., Class
A
(d)
..................... 70,729 46,790,770
Chubb Ltd. .................. 112,472 17,311,690
Ciena Corp.
(d)
................ 9,664 510,742
Cigna Corp. ................. 890 185,280
Citigroup, Inc. ................ 212,129 13,079,874
Cognizant Technology Solutions Corp.,
Class A .................. 207,960 17,042,322
Colgate-Palmolive Co. .......... 65,933 5,637,931
Comcast Corp., Class A ......... 1,226,674 64,277,718
ConocoPhillips ............... 440,048 17,597,520
Corteva , Inc. ................. 1,477 57,189
Costco Wholesale Corp. ......... 64,486 24,297,035
Crowdstrike Holdings, Inc., Class A
(d)
. 75,958 16,089,424
Crown Castle International Corp. ... 731 116,368
Cummins, Inc. ................ 887 201,438
Darden Restaurants, Inc. ........ 15,571 1,854,818
Dell Technologies, Inc., Class C
(d)
... 389,092 28,516,553
Delta Air Lines, Inc. ............ 5,801 233,258
Devon Energy Corp. ............ 170,536 2,696,174
DexCom , Inc.
(d)
............... 1,601 591,922
Digital Realty Trust, Inc. ......... 927 129,326
Dow, Inc. ................... 139,939 7,766,614
DR Horton, Inc. ............... 622,950 42,933,714
Dynatrace , Inc.
(d)
.............. 38,963 1,685,929
Eaton Corp. plc ............... 4,861 584,001
eBay, Inc. ................... 11,983 602,146
Edwards Lifesciences Corp.
(d)
..... 98,420 8,978,857
Emerson Electric Co. ........... 5,001 401,930
EOG Resources, Inc. ........... 1,533 76,451
EPAM Systems, Inc.
(d)
........... 9,898 3,546,948
Epic Games, Inc., (Acquired 07/02/20,
cost $8,212,150)
(c)(d)(e)
......... 14,282 9,644,206
Equinix , Inc. ................. 162 115,697
Expedia Group, Inc. ............ 28,178 3,730,767
Facebook, Inc., Class A
(d)
........ 138,493 37,830,748
FedEx Corp. ................. 1,287 334,131
Ferguson plc ................. 42,330 5,143,110
FirstEnergy Corp. ............. 3,249 99,452
Fisker Coachbuild LLC
(d)
......... 236,707 3,467,758
Ford Motor Co. ............... 5,748 50,525
Fortinet, Inc.
(d)
................ 37,099 5,510,314
Fortive Corp. ................. 595,750 42,191,015
Fortune Brands Home & Security, Inc. 46,285 3,967,550
Freeport-McMoRan, Inc. ......... 582,200 15,148,844
General Motors Co. ............ 4,461 185,756
Gilead Sciences, Inc. ........... 658 38,335
Global Payments, Inc. .......... 150,075 32,329,156
Goldman Sachs Group, Inc. (The) .. 32,004 8,439,775
Guardant Health, Inc.
(d)
.......... 42,136 5,430,488
HCA Healthcare, Inc. ........... 223,512 36,758,784
Healthcare Merger Corp. (Acquired
10/30/20, cost $3,117,860)
(d)(e)
... 311,786 2,425,390
Highland Transcend Partners I Corp.
(d)
272,414 2,860,347
Hilton Worldwide Holdings, Inc. .... 103,069 11,467,457
Home Depot, Inc. (The) ......... 156,965 41,693,043
HP, Inc. .................... 9,802 241,031
Humana, Inc. ................ 3,880 1,591,848
iHeartMedia , Inc., Class B
(d)
....... 3,761 45,132
Illinois Tool Works, Inc. .......... 1,329 270,957
Illumina, Inc.
(d)
................ 3,961 1,465,570
Incyte Corp.
(d)
................ 1,127 98,026
Inphi Corp.
(d)
................. 4,801 770,416
Security
Shares
Shares Value
United States (continued)
Insulet Corp.
(d)
................ 5,331 $ 1,362,764
Intel Corp. .................. 13,777 686,370
International Flavors & Fragrances,
Inc.
(f)
.................... 234,481 25,520,912
International Paper Co. .......... 7,188 357,387
Intuit, Inc. ................... 1,806 686,009
Intuitive Surgical, Inc.
(d)(f)
......... 15,515 12,692,821
Iovance Biotherapeutics , Inc.
(d)
..... 30,352 1,408,333
Jawbone Health Hub, Inc. (Acquired
01/24/17, cost $0)
(c)(d)(e)
........ 301,223 3
JBS SA .................... 20,946 95,465
Johnson & Johnson ............ 501,529 78,930,634
JPMorgan Chase & Co. ......... 788,212 100,158,099
Kinder Morgan, Inc. ............ 13,111 179,227
L3Harris Technologies, Inc. ....... 332,345 62,819,852
Lam Research Corp. ........... 397 187,491
Las Vegas Sands Corp. ......... 50,325 2,999,370
Liberty Media Corp.-Liberty SiriusXM ,
Class A
(d)
................. 318,249 13,745,174
Liberty Media Corp.-Liberty SiriusXM ,
Class C
(d)
................. 400,555 17,428,148
Live Nation Entertainment, Inc.
(d)
... 25,746 1,891,816
Lockheed Martin Corp. .......... 342 121,403
Lookout, Inc. (Acquired 03/04/15, cost
$936,169)
(c)(d)(e)
............. 73,943 414,821
Lowe's Cos., Inc. .............. 320,815 51,494,016
Lululemon Athletica, Inc.
(d)
........ 767 266,939
Lyft, Inc., Class A
(d)
............. 229,408 11,270,815
Madison Square Garden Sports Corp.
(d)
824 151,698
Marathon Oil Corp. ............. 95,100 634,317
Marsh & McLennan Cos., Inc. ..... 349,623 40,905,891
Marvell Technology Group Ltd. ..... 112,379 5,342,498
Masco Corp. ................. 115,860 6,364,190
Mastercard , Inc., Class A ......... 207,797 74,171,061
McDonald's Corp. ............. 197,837 42,451,863
Medtronic plc ................ 6,524 764,221
Merck & Co., Inc. .............. 521,521 42,660,418
MGM Resorts International ....... 30,078 947,758
Microchip Technology, Inc. ........ 175,040 24,174,774
Micron Technology, Inc.
(d)
........ 411,220 30,915,520
Microsoft Corp.
(h)
.............. 770,310 171,332,350
Mondelez International, Inc., Class A . 72,750 4,253,693
MongoDB, Inc.
(d)
.............. 10,971 3,939,028
Morgan Stanley ............... 960,590 65,829,233
Netflix, Inc.
(d)
................. 814 440,154
Nevro Corp.
(d)
................ 8,122 1,405,918
New Relic, Inc.
(d)
.............. 28,653 1,873,906
Newmont Corp. ............... 79,636 4,769,400
NextEra Energy, Inc. ........... 935,484 72,172,591
Northrop Grumman Corp. ........ 4,589 1,398,360
NortonLifeLock , Inc. ............ 121,488 2,524,521
NVIDIA Corp. ................ 78,884 41,193,225
Okta , Inc.
(d)
.................. 24,847 6,317,598
Otis Worldwide Corp. ........... 6,446 435,427
Palantir Technologies, Inc., Class A
(d)(f)
70,926 1,670,307
Palantir Technologies, Inc., Series
I (Acquired 02/11/14, cost
$11,447,321)
(d)(e)
............ 1,493,941 34,322,294
Palo Alto Networks, Inc.
(d)
........ 23,028 8,183,921
Paycom Software, Inc.
(d)
......... 8,726 3,946,334
PayPal Holdings, Inc.
(d)
.......... 197,149 46,172,296
Peloton Interactive, Inc., Class A
(d)
.. 225,603 34,228,487
Penn National Gaming, Inc.
(d)
...... 51,958 4,487,612
PepsiCo, Inc. ................ 39,301 5,828,338
Pfizer, Inc. .................. 62,031 2,283,361

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
United States (continued)
Philip Morris International, Inc. ..... 2,741 $ 226,927
Pioneer Natural Resources Co. .... 22,700 2,585,303
PPG Industries, Inc. ............ 331,557 47,817,151
Procter & Gamble Co. (The) ...... 1,345 187,143
Prologis, Inc. ................. 2,453 244,466
Proofpoint , Inc.
(d)
.............. 16,795 2,291,006
Prudential Financial, Inc. ......... 3,296 257,319
PTC Therapeutics, Inc.
(d)
......... 14,930 911,178
PTC, Inc.
(d)
.................. 426,567 51,021,679
PubMatic, Inc., Class A
(d)
......... 93,405 2,611,604
QUALCOMM, Inc. ............. 65,429 9,967,454
Quest Diagnostics, Inc. .......... 17,949 2,138,982
Raytheon Technologies Corp. ..... 402,116 28,755,315
Regeneron Pharmaceuticals, Inc.
(d)
.. 465 224,646
Reinvent Technology Partners Z
(d)
... 210,164 2,391,666
ResMed , Inc. ................ 16,015 3,404,148
RingCentral, Inc., Class A
(d)
....... 4,900 1,856,953
Rockwell Automation, Inc. ........ 831 208,423
salesforce.com, Inc.
(d)
........... 205,762 45,788,218
SBA Communications Corp. ...... 553 156,018
Schlumberger Ltd. ............. 10,977 239,628
Seagen , Inc.
(d)
................ 20,628 3,612,788
Sempra Energy ............... 833 106,133
Sensata Technologies Holding plc
(d)
. 26,762 1,411,428
ServiceNow , Inc.
(d)
............. 39,484 21,733,178
Silk Road Medical, Inc.
(d)
......... 37,882 2,385,808
Simply Good Foods Co. (The)
(d)
.... 100,480 3,151,053
Southwest Airlines Co. .......... 249,427 11,625,792
Splunk , Inc.
(d)
................ 34,057 5,785,944
Stanley Black & Decker, Inc. ...... 439 78,388
Starbucks Corp. ............... 406,992 43,540,004
Stryker Corp. ................ 16,166 3,961,317
Sysco Corp. ................. 879 65,275
Target Corp. ................. 1,723 304,161
Tesla, Inc.
(d)
.................. 540 381,062
Thermo Fisher Scientific, Inc. ...... 75,972 35,386,238
TJX Cos., Inc. (The) ............ 544,674 37,195,787
T-Mobile US, Inc.
(d)
............. 35,347 4,766,543
Toll Brothers, Inc.
(f)
............. 114,091 4,959,536
TransDigm Group, Inc.
(d)
......... 14,466 8,952,284
Travelers Cos., Inc. (The) ........ 32,107 4,506,860
Truist Financial Corp. ........... 112,273 5,381,245
Twilio , Inc., Class A
(d)
........... 16,901 5,720,989
Uber Technologies, Inc.
(d)
........ 87,700 4,472,700
Union Pacific Corp. ............ 320,681 66,772,198
United Parcel Service, Inc., Class B . 226,948 38,218,043
United States Steel Corp. ........ 159,847 2,680,634
UnitedHealth Group, Inc. ......... 224,337 78,670,499
US Bancorp ................. 380,832 17,742,963
Vail Resorts, Inc. .............. 780 217,589
Valero Energy Corp. ............ 271,952 15,384,325
Verizon Communications, Inc. ..... 64,471 3,787,671
Vertex Pharmaceuticals, Inc.
(d)
..... 57,194 13,517,230
Vertiv Holdings Co. (Acquired 02/04/20,
cost $17,149,150)
(d)(e)
......... 1,714,915 32,017,463
VF Corp. ................... 487 41,595
Visa, Inc., Class A ............. 48,721 10,656,744
Vistra Energy Corp. ............ 124,317 2,444,072
VMware, Inc., Class A
(d)(f)
......... 272,291 38,191,536
Vontier Corp.
(d)
............... 45,120 1,507,008
Vulcan Materials Co. ........... 179,137 26,567,808
Walmart, Inc. ................. 312,264 45,012,856
Walt Disney Co. (The)
(d)
......... 248,003 44,933,184
Western Digital Corp. ........... 78,015 4,321,251
Weyerhaeuser Co. ............. 97,644 3,274,003
Security
Shares
Shares Value
United States (continued)
Workday, Inc., Class A
(d)
......... 13,976 $ 3,348,789
Wynn Resorts Ltd. ............. 72,952 8,231,174
Xilinx, Inc.
(f)
.................. 64,392 9,128,854
Yum! Brands, Inc. ............. 1,350 146,556
Zillow Group, Inc., Class C
(d)
...... 31,385 4,073,773
Zoetis, Inc. .................. 30,131 4,986,681
Zoom Video Communications, Inc.,
Class A
(d)
................. 1,031 347,777
Zscaler , Inc.
(d)
................ 36,376 7,264,651
3,790,181,374
Zambia — 0.1%
First Quantum Minerals Ltd. ....... 590,013 10,591,403
Total Common Stocks — 67.3%
(Cost: $4,210,464,922) ........................... 5,775,327,974
Par (000)
Pa r (000)
Corporate Bonds — 5.7%
Australia — 0.5%
Australia & New Zealand Banking
Group Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.70%), 2.57%
,
11/25/35
(a)(b)
............... USD 2,321 2,367,816
FMG Resources August 2006 Pty.
Ltd.
(b)
:
4.75%, 05/15/22 ............ 140 144,025
5.13%, 03/15/23 ............ 95 100,344
5.13%, 05/15/24 ............ 144 156,240
Quintis Australia Pty. Ltd.
(b)(c)( i )*
:
0.00%, (0.00% Cash or 8.00% PIK),
10/01/26 ............... 18,467 18,089,674
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 18,591 18,591,047
Westpac Banking Corp., 2.96%
,
11/16/40 .................. 567 603,783
40,052,929
Brazil — 0.2%
Embraer Netherlands Finance BV,
6.95%
,
01/17/28
(b)
........... 824 931,120
Itau Unibanco Holding SA:
5.13%, 05/13/23
(b)
........... 235 250,789
3.25%, 01/24/25 ............ 961 1,005,350
Oi SA, 10.00%
,
(10.00% Cash or
4.00% PIK), 07/27/25
( i )
........ 820 873,044
Petrobras Global Finance BV:
5.30%, 01/27/25 ............ 927 1,046,931
6.00%, 01/27/28 ............ 531 621,270
5.60%, 01/03/31 ............ 3,220 3,686,900
Suzano Austria GmbH, 3.75%
,
01/15/31 ................. 892 945,520
Vale Overseas Ltd.:
6.25%, 08/10/26 ............ 754 934,489
3.75%, 07/08/30 ............ 842 935,409
11,230,822
Canada — 0.1%
(b)
1011778 BC ULC:
4.38%, 01/15/28 ............ 205 211,150
4.00%, 10/15/30 ............ 1,507 1,527,239
Brookfield Residential Properties, Inc.,
6.25%
,
09/15/27 ............ 117 124,459

2020
BlackRock Annual Report To Shareholders
BlackRock Global Allocation V.I. Fund
14
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Canada (continued)
GFL Environmental, Inc., 5.13%
,
12/15/26 ................. USD 125 $ 132,969
Kronos Acquisition Holdings, Inc.,
9.00%
,
08/15/23 ............ 2,271 2,326,639
Mattamy Group Corp.:
5.25%, 12/15/27 ............ 71 75,082
4.63%, 03/01/30 ............ 1,626 1,723,560
6,121,098
Cayman Islands — 0.0%
Bioceanico Sovereign Certificate Ltd.,
0.00%
,
06/05/34
(j)
........... 236 179,348
Chile — 0.0%
Sable International Finance Ltd.,
5.75%
,
09/07/27 ............ 917 975,459
China — 0.0%
China Milk Products Group Ltd., 0.00%
,
01/05/12
(d)(j)(k)(l)
.............. 4,800 4,800
Colombia — 0.0%
(b)
Grupo Aval Ltd., 4.38%
,
02/04/30 ... 834 886,907
Millicom International Cellular SA,
4.50%
,
04/27/31 ............ 860 926,919
1,813,826
Congo, Democratic Republic of the — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(b)
.. 1,141 1,227,288
France — 0.1%
(b)
Altice France SA:
7.38%, 05/01/26 ............ 1,426 1,500,865
5.50%, 01/15/28 ............ 337 352,337
BNP Paribas SA, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.05%), 2.59%
,
08/12/35
(a)
................ 3,785 3,869,505
5,722,707
Greece — 0.1%
Ellaktor Value plc, 6.38%
,
12/15/24
(b)
. EUR 4,989 5,683,412
Hong Kong — 0.0%
Melco Resorts Finance Ltd.:
4.88%, 06/06/25 ............ USD 345 354,811
5.38%, 12/04/29
(b)
........... 200 207,250
562,061
India — 0.0%
Muthoot Finance Ltd., 6.13%
,
10/31/22
(b)
................ 1,197 1,252,361
REI Agro Ltd.
(d)(k)(l)
:
5.50%, 11/13/14
(b)
........... 5,549 53,348
5.50%, 11/13/14
(c)
........... 2,291 1
1,305,710
Indonesia — 0.0%
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38
(b)
........... 510 568,971
Ireland — 0.0%
C&W Senior Financing DAC, 6.88%
,
09/15/27 ................. 241 260,008
Israel — 0.0%
Leviathan Bond Ltd., 5.75%
,
06/30/23
(b)
1,174 1,249,828
Security
Par (000)
Par (000) Value
Kuwait — 0.0%
Equate Petrochemical BV, 4.25%
,
11/03/26
(b)
................ USD 200 $ 222,562
MEGlobal Canada ULC, 5.88%
,
05/18/30 ................. 885 1,101,825
1,324,387
Luxembourg — 0.2%
(b)
Altice Financing SA, 5.00%
,
01/15/28 361 369,893
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 ............ EUR 1,710 2,141,247
7.75%, 11/01/25 ............ GBP 2,906 4,081,331
Intelsat Jackson Holdings SA, 8.00%
,
02/15/24
(m)
................ USD 7,812 7,997,535
14,590,006
Macau — 0.0%
(b)
MGM China Holdings Ltd.:
5.38%, 05/15/24 ............ 200 207,125
5.88%, 05/15/26 ............ 200 210,728
Wynn Macau Ltd.:
4.88%, 10/01/24 ............ 200 202,875
5.13%, 12/15/29 ............ 200 203,250
823,978
Mexico — 0.0%
Cemex SAB de CV, 5.45%
,
11/19/29 . 570 626,288
Cydsa SAB de CV, 6.25%
,
10/04/27
(b)
709 746,222
1,372,510
Netherlands — 0.0%
(b)
NXP BV, 3.15%
,
05/01/27 ........ 325 358,329
VEON Holdings BV, 4.00%
,
04/09/25 593 627,098
Ziggo Bond Co. BV, 6.00%
,
01/15/27 221 233,546
Ziggo BV:
5.50%, 01/15/27 ............ 540 563,625
4.88%, 01/15/30 ............ 200 210,250
1,992,848
Panama — 0.0%
AES Panama Generation Holdings
SRL, 4.38%
,
05/31/30
(b)
....... 698 753,622
Peru — 0.0%
Hudbay Minerals, Inc., 6.13%
,
04/01/29
(b)
................ 326 351,265
South Africa — 0.0%
Gold Fields Orogen Holdings BVI Ltd.,
5.13%
,
05/15/24
(b)
........... 861 945,755
South Korea — 0.0%
Clark Equipment Co., 5.88%
,
06/01/25
(b)
................ 364 384,020
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA,
(USD Swap Semi 5 Year + 3.87%),
6.13%
(a)(n)
................. 600 631,980
Banco Santander SA, 2.75%
,
05/28/25 1,000 1,067,525
1,699,505
Switzerland — 0.1%
(b)
Credit Suisse Group AG, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.55%), 4.50%
(a)(n)
2,547 2,559,480
UBS Group AG, 4.13%
,
09/24/25 ... 2,876 3,293,187
5,852,667

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Tanzania, United Republic of — 0.0%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 295 $ 315,650
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/21
(b)(c)(d)(k)(l)*
............ 21,400 2,193,500
United Arab Emirates — 0.0%
DP World plc, 6.85%
,
07/02/37 ..... 770 1,054,659
MAF Sukuk Ltd., 4.64%
,
05/14/29 ... 200 224,750
1,279,409
United Kingdom — 0.3%
Algeco Global Finance plc, 6.50%
,
02/15/23 ................. EUR 9,999 12,367,481
British Airways Pass-Through Trust
(b)
:
Series 2020-1, Class B, 8.38%,
11/15/28 ............... USD 1,174 1,294,335
Series 2020-1, Class A, 4.25%,
11/15/32 ............... 552 589,950
HSBC Holdings plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.65%), 4.60%
(a)(n)
868 883,294
Lloyds Banking Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 0.00%), 2.71%
,
12/03/35
(a)
................ GBP 7,015 10,048,028
Virgin Media Finance plc, 5.00%
,
07/15/30
(b)
................ USD 238 246,925
Virgin Media Secured Finance plc,
4.50%
,
08/15/30
(b)
........... 200 209,000
Vmed O2 UK Financing I plc, 4.25%
,
01/31/31
(b)
................ 200 204,000
Vodafone Group plc, (USD Swap Semi
5 Year + 4.87%), 7.00%
,
04/04/79
(a)
212 263,736
26,106,749
United States — 4.1%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 ............ 978 1,050,421
5.00%, 04/15/29 ............ 232 247,660
ADT Security Corp. (The), 4.88%
,
07/15/32
(b)
................ 103 111,626
Affinity Gaming, 6.88%
,
12/15/27
(b)
.. 884 926,246
Air Lease Corp., 3.13%
,
12/01/30 ... 1,650 1,717,616
Albertsons Cos., Inc.:
3.50%, 02/15/23
(b)
........... 149 152,725
5.75%, 03/15/25 ............ 554 570,620
7.50%, 03/15/26
(b)
........... 123 137,643
3.50%, 03/15/29
(b)
........... 4,283 4,333,839
Allegiant Travel Co., 8.50%
,
02/05/24
(b)
6,634 7,082,059
AMC Networks, Inc.:
5.00%, 04/01/24 ............ 186 189,022
4.75%, 08/01/25 ............ 148 152,840
American Builders & Contractors
Supply Co., Inc., 4.00%
,
01/15/28
(b)
101 104,535
AMN Healthcare, Inc., 4.00%
,
04/15/29
(b)
................ 295 301,637
Aramark Services, Inc.:
4.75%, 06/01/26 ............ 245 252,215
5.00%, 02/01/28
(b)
........... 561 591,154
Avantor Funding, Inc., 4.63%
,
07/15/28
(b)
................ 1,226 1,296,495
Axalta Coating Systems LLC, 3.38%
,
02/15/29
(b)
................ 314 314,000
Security
Par (000)
Par (000) Value
United States (continued)
B&G Foods, Inc., 5.25%
,
09/15/27 .. USD 79 $ 83,993
Ball Corp., 2.88%
,
08/15/30 ....... 1,057 1,054,357
Bank of America Corp., (SOFR +
2.15%), 2.59%
,
04/29/31
(a)
..... 3,174 3,401,761
Bausch Health Americas, Inc., 9.25%
,
04/01/26
(b)
................ 404 450,460
Bausch Health Cos., Inc.
(b)
:
5.50%, 11/01/25 ............ 257 266,327
9.00%, 12/15/25 ............ 419 462,555
5.75%, 08/15/27 ............ 77 82,582
7.00%, 01/15/28 ............ 204 224,237
6.25%, 02/15/29 ............ 796 864,655
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(b)
................ 348 370,620
Boise Cascade Co., 4.88%
,
07/01/30
(b)
262 283,615
Boyd Gaming Corp., 8.63%
,
06/01/25
(b)
495 550,534
BP Capital Markets America, Inc.,
1.75%
,
08/10/30 ............ 624 627,824
Buckeye Partners LP:
4.15%, 07/01/23 ............ 70 71,925
4.35%, 10/15/24 ............ 409 418,203
4.13%, 03/01/25
(b)
........... 2,019 2,044,237
Builders FirstSource , Inc., 6.75%
,
06/01/27
(b)
................ 119 129,080
BY Crown Parent LLC, 4.25%
,
01/31/26
(b)
................ 388 397,700
Calpine Corp.
(b)
:
4.50%, 02/15/28 ............ 339 352,560
5.13%, 03/15/28 ............ 817 859,459
Carrier Global Corp., 3.58%
,
04/05/50 1,517 1,697,555
CCO Holdings LLC, 4.75%
,
03/01/30
(b)
827 892,333
Cedar Fair LP:
5.50%, 05/01/25
(b)
........... 264 275,220
5.38%, 04/15/27 ............ 96 98,160
5.25%, 07/15/29 ............ 94 96,778
Centene Corp.:
4.75%, 01/15/25 ............ 2,745 2,817,001
5.38%, 06/01/26
(b)
........... 3,071 3,239,014
5.38%, 08/15/26
(b)
........... 142 149,988
4.25%, 12/15/27 ............ 470 498,200
3.00%, 10/15/30 ............ 3,269 3,464,813
CenturyLink, Inc.
(b)
:
5.13%, 12/15/26 ............ 252 266,102
4.00%, 02/15/27 ............ 255 263,287
Charles River Laboratories
International, Inc., 5.50%
,
04/01/26
(b)
97 101,598
Charles Schwab Corp. (The), Series
H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00%
(a)(n)
........... 1,655 1,741,888
Charter Communications Operating
LLC, 2.80%
,
04/01/31 ......... 5,275 5,579,265
Cheniere Energy Partners LP:
5.25%, 10/01/25 ............ 736 755,320
5.63%, 10/01/26 ............ 210 218,400
4.50%, 10/01/29 ............ 399 422,054
Cheniere Energy, Inc., 4.63%
,
10/15/28
(b)
................ 1,854 1,946,700
Chobani LLC, 4.63%
,
11/15/28
(b)
... 337 342,055
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 ............ 115 121,756
4.75%, 01/15/28 ............ 71 74,728
Citigroup, Inc., (SOFR + 3.91%),
4.41%
,
03/31/31
(a)
........... 2,257 2,736,967

2020
BlackRock Annual Report To Shareholders
BlackRock Global Allocation V.I. Fund
16
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Clarios Global LP
(b)
:
6.75%, 05/15/25 ............ USD 72 $ 77,580
6.25%, 05/15/26 ............ 144 154,440
Clean Harbors, Inc., 4.88%
,
07/15/27
(b)
101 105,374
CNX Resources Corp., 7.25%
,
03/14/27
(b)
................ 98 104,860
Colfax Corp., 6.00%
,
02/15/24
(b)
.... 117 121,244
Colt Merger Sub, Inc.
(b)
:
5.75%, 07/01/25 ............ 1,208 1,279,969
6.25%, 07/01/25 ............ 7,995 8,514,675
8.13%, 07/01/27 ............ 2,790 3,088,593
CommScope , Inc., 7.13%
,
07/01/28
(b)
1,067 1,136,355
Community Health Systems, Inc.,
8.00%
,
03/15/26
(b)
........... 1,056 1,137,840
Continental Resources, Inc., 4.38%
,
01/15/28 ................. 134 137,377
Crown Castle International Corp.,
4.15%
,
07/01/50 ............ 3,497 4,250,564
CrownRock LP, 5.63%
,
10/15/25
(b)
.. 362 369,685
CSC Holdings LLC
(b)
:
5.50%, 05/15/26 ............ 1,669 1,735,760
5.38%, 02/01/28 ............ 465 496,387
5.75%, 01/15/30 ............ 620 679,675
4.13%, 12/01/30 ............ 3,165 3,309,324
4.63%, 12/01/30 ............ 6,339 6,616,331
3.38%, 02/15/31 ............ 1,179 1,156,894
Darling Ingredients, Inc., 5.25%
,
04/15/27
(b)
................ 96 102,077
DaVita, Inc.
(b)
:
4.63%, 06/01/30 ............ 5,074 5,384,782
3.75%, 02/15/31 ............ 10,749 10,914,105
DCP Midstream Operating LP:
5.38%, 07/15/25 ............ 158 173,614
5.13%, 05/15/29 ............ 86 95,384
DISH DBS Corp., 7.75%
,
07/01/26 .. 406 454,724
Elanco Animal Health, Inc.
(m)
:
4.91%, 08/27/21 ............ 93 95,093
5.27%, 08/28/23 ............ 145 158,412
5.90%, 08/28/28 ............ 201 237,180
Emergent BioSolutions , Inc., 3.88%
,
08/15/28
(b)
................ 134 138,757
Encompass Health Corp., 4.50%
,
02/01/28 ................. 231 241,395
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 ............ 160 171,200
5.50%, 01/30/26 ............ 93 95,432
5.75%, 01/30/28 ............ 433 467,077
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 ............ 701 737,802
4.38%, 03/31/29 ............ 415 429,741
ESH Hospitality, Inc.
(b)
:
5.25%, 05/01/25 ............ 242 248,050
4.63%, 10/01/27 ............ 105 107,625
Ford Motor Co.:
9.00%, 04/22/25 ............ 568 696,374
9.63%, 04/22/30 ............ 161 227,211
Ford Motor Credit Co. LLC:
5.13%, 06/16/25 ............ 827 899,197
4.13%, 08/17/27 ............ 1,257 1,316,708
Forestar Group, Inc.
(b)
:
8.00%, 04/15/24 ............ 1,083 1,139,857
5.00%, 03/01/28 ............ 3,483 3,596,198
Freeport-McMoRan, Inc.:
5.00%, 09/01/27 ............ 456 483,360
Security
Par (000)
Par (000) Value
United States (continued)
4.63%, 08/01/30 ............ USD 776 $ 851,660
Fresh Market, Inc. (The), 9.75%
,
05/01/23
(b)
................ 1,125 1,158,750
GCI LLC, 4.75%
,
10/15/28
(b)
...... 480 511,944
General Electric Co., 4.35%
,
05/01/50 890 1,082,372
General Motors Financial Co., Inc.,
2.70%
,
08/20/27 ............ 2,971 3,150,916
Genesis Energy LP, 8.00%
,
01/15/27 403 399,051
Global Payments, Inc., 2.90%
,
05/15/30 ................. 2,054 2,236,545
GLP Capital LP, 4.00%
,
01/15/31 ... 1,498 1,634,648
Graham Packaging Co., Inc., 7.13%
,
08/15/28
(b)
................ 201 222,105
Gray Television, Inc., 7.00%
,
05/15/27
(b)
274 300,030
Great Western Petroleum LLC, 9.00%
,
09/30/21
(b)
................ 1,212 702,960
Hanesbrands, Inc., 4.63%
,
05/15/24
(b)
170 178,075
Harsco Corp., 5.75%
,
07/31/27
(b)
... 70 74,025
HCA, Inc., 3.50%
,
09/01/30 ....... 6,482 6,887,618
Herc Holdings, Inc., 5.50%
,
07/15/27
(b)
171 181,260
Hess Corp., 4.30%
,
04/01/27 ...... 1,538 1,695,602
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26 ............ 284 293,230
4.88%, 01/15/30 ............ 264 288,420
4.00%, 05/01/31
(b)
........... 501 528,610
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 114 120,660
Hologic , Inc., 3.25%
,
02/15/29
(b)
.... 2,866 2,916,155
Howard Hughes Corp. (The)
(b)
:
5.38%, 03/15/25 ............ 813 838,406
5.38%, 08/01/28 ............ 2,456 2,641,428
Hughes Satellite Systems Corp.,
7.63%
,
06/15/21 ............ 857 878,425
iHeartCommunications , Inc.:
6.38%, 05/01/26 ............ 5,859 6,269,496
8.38%, 05/01/27 ............ 1,927 2,057,528
5.25%, 08/15/27
(b)
........... 902 947,100
4.75%, 01/15/28
(b)
........... 822 843,578
International Game Technology plc
(b)
:
6.50%, 02/15/25 ............ 227 253,791
6.25%, 01/15/27 ............ 200 229,030
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 ............ 200 209,000
5.00%, 05/15/27 ............ 211 224,298
Iron Mountain, Inc.
(b)
:
4.88%, 09/15/27 ............ 285 297,825
5.25%, 03/15/28 ............ 236 249,048
5.25%, 07/15/30 ............ 3,869 4,178,520
4.50%, 02/15/31 ............ 3,487 3,652,633
Jagged Peak Energy LLC, 5.88%
,
05/01/26 ................. 133 137,655
Jaguar Holding Co. II/PPD
Development LP, 5.00%
,
06/15/28
(b)
351 374,693
JBS Investments II GmbH
(b)
:
7.00%, 01/15/26 ............ 200 215,940
5.75%, 01/15/28 ............ 200 214,002
JBS USA LUX SA
(b)
:
5.75%, 06/15/25 ............ 652 672,701
6.75%, 02/15/28 ............ 183 204,788
6.50%, 04/15/29 ............ 286 332,933
Joseph T Ryerson & Son, Inc., 8.50%
,
08/01/28
(b)
................ 466 527,745
Kaiser Aluminum Corp., 4.63%
,
03/01/28
(b)
................ 69 71,588

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Kraft Heinz Foods Co., 5.00%
,
07/15/35 ................. USD 245 $ 296,999
L Brands, Inc.:
6.88%, 07/01/25
(b)
........... 230 249,730
5.25%, 02/01/28 ............ 304 317,248
6.63%, 10/01/30
(b)
........... 312 347,100
Lamar Media Corp.:
5.75%, 02/01/26 ............ 126 129,938
4.88%, 01/15/29 ............ 380 403,750
4.00%, 02/15/30 ............ 116 120,350
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 ............ 157 163,673
4.88%, 11/01/26 ............ 158 165,157
4.88%, 05/15/28 ............ 72 80,370
Lennar Corp.:
4.13%, 01/15/22 ............ 110 112,613
4.50%, 04/30/24 ............ 126 139,230
Level 3 Financing, Inc.:
5.25%, 03/15/26 ............ 146 150,862
4.25%, 07/01/28
(b)
........... 6,001 6,166,027
3.63%, 01/15/29
(b)
........... 3,462 3,453,345
Marriott International, Inc., 4.63%
,
06/15/30 ................. 259 303,931
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(b)
........... 2,611 2,780,715
6.50%, 09/15/26 ............ 149 155,705
Masonite International Corp., 5.38%
,
02/01/28
(b)
................ 158 169,653
MasTec , Inc., 4.50%
,
08/15/28
(b)
.... 85 89,250
Mauser Packaging Solutions Holding
Co., 7.25%
,
04/15/25
(b)
........ 759 766,590
McDonald's Corp., 4.45%
,
09/01/48 . 1,960 2,565,793
Meritor, Inc.
(b)
:
6.25%, 06/01/25 ............ 982 1,060,560
4.50%, 12/15/28 ............ 26 26,650
MGM Growth Properties Operating
Partnership LP:
5.63%, 05/01/24 ............ 207 224,833
4.63%, 06/15/25
(b)
........... 561 600,831
5.75%, 02/01/27 ............ 154 172,768
3.88%, 02/15/29
(b)
........... 1,124 1,149,290
MGM Resorts International:
6.75%, 05/01/25 ............ 194 209,986
5.50%, 04/15/27 ............ 256 285,312
Michaels Stores, Inc., 8.00%
,
07/15/27
(b)
................ 1,327 1,426,525
Molina Healthcare, Inc.:
5.38%, 11/15/22
(m)
........... 135 142,931
3.88%, 11/15/30
(b)
........... 430 461,175
MPT Operating Partnership LP:
5.00%, 10/15/27 ............ 267 284,021
4.63%, 08/01/29 ............ 304 324,900
Nationstar Mortgage Holdings, Inc.
(b)
:
5.50%, 08/15/28 ............ 705 740,250
5.13%, 12/15/30 ............ 396 413,907
Netflix, Inc., 5.50%
,
02/15/22 ...... 135 141,244
New Home Co., Inc. (The), 7.25%
,
10/15/25
(b)
................ 892 916,075
Newell Brands, Inc., 4.35%
,
04/01/23
(m)
262 274,809
Nexstar Broadcasting, Inc.
(b)
:
5.63%, 07/15/27 ............ 392 419,930
4.75%, 11/01/28 ............ 1,082 1,132,043
NRG Energy, Inc.:
2.00%, 12/02/25
(b)
........... 415 430,346
7.25%, 05/15/26 ............ 196 206,780
Security
Par (000)
Par (000) Value
United States (continued)
6.63%, 01/15/27 ............ USD 236 $ 249,225
5.75%, 01/15/28 ............ 158 172,615
5.25%, 06/15/29
(b)
........... 328 360,800
NuStar Logistics LP, 5.75%
,
10/01/25 2,875 3,061,875
ONEOK Partners LP, 4.90%
,
03/15/25 3,403 3,870,495
Oracle Corp., 3.60%
,
04/01/40 ..... 6,316 7,397,217
Outfront Media Capital LLC
(b)
:
6.25%, 06/15/25 ............ 360 379,800
5.00%, 08/15/27 ............ 181 184,168
4.63%, 03/15/30 ............ 67 68,483
Park Intermediate Holdings LLC
(b)
:
7.50%, 06/01/25 ............ 71 76,680
5.88%, 10/01/28 ............ 430 457,950
Parsley Energy LLC
(b)
:
5.38%, 01/15/25 ............ 1,173 1,206,313
5.25%, 08/15/25 ............ 2,163 2,252,765
5.63%, 10/15/27 ............ 134 146,663
PBF Holding Co. LLC, 9.25%
,
05/15/25
(b)
................ 2,384 2,350,386
PennyMac Financial Services, Inc.,
5.38%
,
10/15/25
(b)
........... 70 74,025
PetSmart, Inc., 5.88%
,
06/01/25
(b)
... 194 199,335
PG&E Corp.:
5.00%, 07/01/28 ............ 2,121 2,258,865
5.25%, 07/01/30 ............ 363 399,300
Picasso Finance Sub, Inc., 6.13%
,
06/15/25
(b)
................ 749 801,430
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(b)
................ 164 177,876
Pioneer Natural Resources Co., 1.90%
,
08/15/30 ................. 2,460 2,438,269
Post Holdings, Inc., 4.63%
,
04/15/30
(b)
908 955,180
Prime Security Services Borrower
LLC
(b)
:
3.38%, 08/31/27 ............ 617 612,373
6.25%, 01/15/28 ............ 272 292,016
Quicken Loans LLC
(b)
:
3.63%, 03/01/29 ............ 5,783 5,898,660
3.88%, 03/01/31 ............ 4,868 5,050,550
Quicken Loans, Inc., 5.25%
,
01/15/28
(b)
946 1,009,855
Radiate Holdco LLC, 4.50%
,
09/15/26
(b)
992 1,023,000
Reynolds Group Issuer, Inc.
(b)
:
5.13%, 07/15/23 ............ 18 18,221
4.00%, 10/15/27 ............ 258 264,450
Rockies Express Pipeline LLC, 4.95%
,
07/15/29
(b)
................ 77 80,089
Scientific Games International, Inc.,
5.00%
,
10/15/25
(b)
........... 175 180,581
SeaWorld Parks & Entertainment, Inc.,
9.50%
,
08/01/25
(b)
........... 333 361,513
Select Medical Corp., 6.25%
,
08/15/26
(b)
................ 6,774 7,295,056
Service Properties Trust:
5.00%, 08/15/22 ............ 4,154 4,226,695
4.50%, 06/15/23 ............ 3,036 3,051,180
4.35%, 10/01/24 ............ 107 105,663
7.50%, 09/15/25 ............ 508 585,378
Shea Homes LP, 4.75%
,
04/01/29
(b)
. 1,515 1,556,663
Shift4 Payments LLC, 4.63%
,
11/01/26
(b)
................ 220 228,800
Simmons Foods, Inc., 5.75%
,
11/01/24
(b)
................ 77 78,636
Sirius XM Radio, Inc.
(b)
:
3.88%, 08/01/22 ............ 186 188,790

2020
BlackRock Annual Report To Shareholders
BlackRock Global Allocation V.I. Fund
18
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
4.63%, 07/15/24 ............ USD 267 $ 276,679
5.38%, 07/15/26 ............ 190 198,075
5.00%, 08/01/27 ............ 288 306,003
5.50%, 07/01/29 ............ 242 266,276
4.13%, 07/01/30 ............ 3,412 3,631,647
Six Flags Entertainment Corp., 4.88%
,
07/31/24
(b)
................ 187 187,163
Six Flags Theme Parks, Inc., 7.00%
,
07/01/25
(b)
................ 104 112,320
SM Energy Co.:
1.50%, 07/01/21
(k)
........... 2,106 1,982,854
10.00%, 01/15/25
(b)
.......... 1,967 2,114,525
Specialty Building Products Holdings
LLC, 6.38%
,
09/30/26
(b)
....... 84 89,018
Spirit Loyalty Cayman Ltd., 8.00%
,
09/20/25
(b)
................ 672 752,640
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 ............ 89 93,005
4.38%, 07/15/30 ............ 874 934,944
3.38%, 01/15/31 ............ 330 331,650
Steel Dynamics, Inc., 3.25%
,
01/15/31 295 329,882
Stericycle, Inc., 3.88%
,
01/15/29
(b)
.. 214 219,885
Summit Materials LLC, 5.25%
,
01/15/29
(b)
................ 394 413,700
Sunoco LP:
4.88%, 01/15/23 ............ 184 186,319
5.50%, 02/15/26 ............ 150 153,750
6.00%, 04/15/27 ............ 114 121,184
4.50%, 05/15/29
(b)
........... 412 428,480
Talen Energy Supply LLC, 7.63%
,
06/01/28
(b)
................ 2,860 3,081,650
Targa Resources Partners LP:
5.13%, 02/01/25 ............ 94 96,350
5.88%, 04/15/26 ............ 192 203,562
5.38%, 02/01/27 ............ 96 100,836
6.50%, 07/15/27 ............ 155 168,175
6.88%, 01/15/29 ............ 157 176,821
Taylor Morrison Communities, Inc.,
5.88%
,
06/15/27
(b)
........... 56 63,466
TEGNA, Inc.
(b)
:
4.75%, 03/15/26 ............ 680 726,104
4.63%, 03/15/28 ............ 140 143,150
Teleflex, Inc., 4.63%
,
11/15/27 ..... 95 102,097
Tempur Sealy International, Inc.,
5.50%
,
06/15/26 ............ 112 116,558
Tenet Healthcare Corp.:
4.63%, 07/15/24 ............ 800 820,016
4.63%, 09/01/24
(b)
........... 113 116,672
5.13%, 05/01/25 ............ 260 265,067
4.88%, 01/01/26
(b)
........... 389 406,937
6.25%, 02/01/27
(b)
........... 290 307,400
4.63%, 06/15/28
(b)
........... 433 453,568
Terex Corp., 5.63%
,
02/01/25
(b)
.... 187 192,633
T-Mobile USA, Inc.
(b)
:
3.88%, 04/15/30 ............ 2,112 2,446,119
2.55%, 02/15/31 ............ 1,786 1,875,425
2.25%, 11/15/31 ............ 1,389 1,425,586
TransDigm , Inc.:
6.25%, 03/15/26
(b)
........... 13,573 14,455,245
6.38%, 06/15/26 ............ 258 267,030
TreeHouse Foods, Inc., 4.00%
,
09/01/28 ................. 72 74,475
Uber Technologies, Inc., 6.25%
,
01/15/28
(b)
................ 414 450,225
Security
Par (000)
Par (000) Value
United States (continued)
Under Armour , Inc., 3.25%
,
06/15/26 . USD 83 $ 83,519
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%
,
10/15/27 ................. 7,243 7,823,979
United Rentals North America, Inc.:
5.88%, 09/15/26 ............ 195 206,446
5.50%, 05/15/27 ............ 196 209,720
4.88%, 01/15/28 ............ 311 331,215
3.88%, 02/15/31 ............ 1,417 1,486,504
United Shore Financial Services LLC,
5.50%
,
11/15/25
(b)
........... 6,910 7,290,050
US Concrete, Inc.:
6.38%, 06/01/24 ............ 37 37,925
5.13%, 03/01/29
(b)
........... 987 1,016,610
US Foods, Inc., 6.25%
,
04/15/25
(b)
.. 141 150,694
Vail Resorts, Inc., 6.25%
,
05/15/25
(b)
. 87 92,873
Valvoline, Inc., 4.25%
,
02/15/30
(b)
... 84 89,040
ViaSat , Inc., 5.63%
,
04/15/27
(b)
..... 85 89,250
VICI Properties LP
(b)
:
3.50%, 02/15/25 ............ 1,283 1,312,220
3.75%, 02/15/27 ............ 1,230 1,257,675
4.13%, 08/15/30 ............ 1,465 1,546,498
Vistra Operations Co. LLC
(b)
:
5.50%, 09/01/26 ............ 192 200,102
5.63%, 02/15/27 ............ 4,432 4,714,053
5.00%, 07/31/27 ............ 248 262,880
Weekley Homes LLC, 4.88%
,
09/15/28
(b)
................ 1,049 1,096,205
WESCO Distribution, Inc., 7.25%
,
06/15/28
(b)
................ 585 665,315
William Carter Co. (The), 5.63%
,
03/15/27
(b)
................ 97 102,093
Williams Scotsman International, Inc.,
4.63%
,
08/15/28
(b)
........... 254 262,890
WMG Acquisition Corp., 3.88%
,
07/15/30
(b)
................ 75 79,708
WPX Energy, Inc.:
5.75%, 06/01/26 ............ 94 98,817
5.25%, 10/15/27 ............ 140 148,347
4.50%, 01/15/30 ............ 208 220,480
Wyndham Destinations, Inc., 6.63%
,
07/31/26
(b)
................ 1,560 1,786,200
Wyndham Hotels & Resorts, Inc.
(b)
:
5.38%, 04/15/26 ............ 95 98,325
4.38%, 08/15/28 ............ 581 603,688
Wynn Las Vegas LLC, 5.25%
,
05/15/27
(b)
................ 234 241,196
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 ............ 160 173,400
5.13%, 10/01/29 ............ 195 204,263
Xerox Holdings Corp., 5.00%
,
08/15/25
(b)
................ 1,483 1,578,312
XHR LP, 6.38%
,
08/15/25
(b)
....... 2,763 2,914,965
XPO Logistics, Inc.
(b)
:
6.13%, 09/01/23 ............ 101 102,767
6.75%, 08/15/24 ............ 199 211,438
6.25%, 05/01/25 ............ 777 836,161
Yum! Brands, Inc.:
4.75%, 01/15/30
(b)
........... 217 237,941
3.63%, 03/15/31 ............ 1,829 1,848,808
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(b)
................ 214 214,535
350,762,640

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Zambia — 0.0%
First Quantum Minerals Ltd., 6.88%
,
10/15/27
(b)
................ USD 1,512 $ 1,634,850
Total Corporate Bonds — 5.7%
(Cost: $504,031,920) ............................. 489,341,628
Floating Rate Loan Interests — 1.7%
Canada — 0.1%
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 3 Month +
5.00%), 5.00%
,
 12/22/25
(a)
..... EUR 8,231 10,044,947
France — 0.3%
(a)
Babar Bidco , Facility Term Loan B,
(EURIBOR 3 Month + 5.00%),
5.00%
,
 11/17/27 ............ 9,198 11,184,036
Casino Guichard-Perrachon SA, Facility
Term Loan B, (EURIBOR 3 Month +
5.50%), 5.50%
,
 01/31/24 ...... 8,126 9,868,161
21,052,197
Germany — 0.1%
HSE24, Term Loan, (EURIBOR 3
Month + 6.50%), 6.50%
,
 01/01/28
(a)
(c)
...................... 10,310 12,343,307
Luxembourg — 0.1%
(a)(o)
CatLuxe SARL, Facility Term Loan B1,
10/02/24 ................. 2,657 2,296,492
CatLuxe SARL, Facility Term Loan B3,
10/02/24 ................. 6,715 5,803,891
8,100,383
Netherlands — 0.4%
(a)
Boels Topholding BV, Facility Term
Loan B, (EURIBOR 3 Month +
4.00%), 4.00%
,
 02/06/27 ...... 10,935 13,345,384
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 01/31/29 ............ 13,707 16,682,204
30,027,588
United States — 0.7%
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
6.00%), 6.75%
,
 02/02/26
(a)(c)
.... USD 3,211 3,194,811
Airbnb, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 7.50%),
8.50%
,
 04/17/25
(a)
........... 2,657 2,872,503
BCA Central Ltd., Facility Term Loan
A, (EURIBOR 6 Month + 0.00%),
5.50%
,
 04/29/23
(a)(c)
.......... EUR 7,314 8,666,552
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(a)
........... USD 826 823,679
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
4.50%), 4.65%
,
 07/21/25
(a)
..... 1,533 1,533,633
Douglas Dynamics LLC, Term Loan
B, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/08/26
(a)(c)
.......... 478 480,466
Herschend Entertainment Co. LLC,
Term Loan, (LIBOR USD 3 Month +
5.75%), 6.75%
,
 08/25/25
(a)
..... 3,896 3,915,716
Security
Par (000)
Par (000) Value
United States (continued)
Hilton Worldwide Finance LLC, Term
Loan B2, (LIBOR USD 1 Month +
1.75%), 1.90%
,
 06/22/26
(a)
..... USD 6,621 $ 6,535,887
iHeart Communications, Inc., Term
Loan, (LIBOR USD 1 Month +
3.00%), 3.15%
,
 05/01/26
(a)
..... 2,950 2,898,790
IRB Holding Corp., Term Loan,
12/15/27
(a)(o)
............... 2,976 2,976,923
LATAM, Facility Term Loan:
(LIBOR USD 3 Month + 0.00%),
0.00%, 01/01/28
(a)(c)
........ 11,182 11,182,499
LBM Acquisition LLC, 1st Lien Term
Loan, 12/17/27
(a)(o)
........... 1,042 1,041,013
LBM Acquisition LLC, Delayed Draw 1st
Lien Term Loan, 12/17/27
(a)(o)
.... 232 231,336
Luxembourg Life Fund, Term Loan G,
0.00% - 10.00%
,
 01/01/28
(c)(p)
... 4,035 4,015,272
Opendoor , Term Loan, 0.00% -
10.00%
,
 01/23/26
(c)(p)
......... 2,651 2,651,200
PG&E Corp., Term Loan, (LIBOR
USD 1 Month + 4.50%),
5.50%
,
 06/23/25
(a)
........... 2,114 2,136,047
Pike Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 07/24/26
(a)
1,114 1,109,937
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 6 Month +
4.00%), 4.75%
,
 09/23/27
(a)
..... 670 670,112
White Cap Buyer LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 10/19/27
(a)
........... 5,759 5,751,801
62,688,177
Total Floating Rate Loan Interests — 1.7%
(Cost: $136,937,103) ............................. 144,256,599
Foreign Agency Obligations — 0.2%
Argentina — 0.0%
YPF SA:
8.75%, 04/04/24
(b)
........... 127 111,919
8.50%, 07/28/25 ............ 1,019 784,311
896,230
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
4.25%
,
07/17/42 ............ 1,694 1,972,981
Empresa Nacional del Petroleo , 4.50%
,
09/14/47 ................. 1,012 1,122,371
3,095,352
Colombia — 0.0%
Ecopetrol SA, 6.88%
,
04/29/30 .... 1,880 2,411,570
Empresas Publicas de Medellin ESP,
4.25%
,
07/18/29
(b)
........... 1,164 1,245,844
3,657,414
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29 ................. 1,731 1,930,065
Mexico — 0.1%
Petroleos Mexicanos :
6.50%, 03/13/27 ............ 2,728 2,882,650
6.35%, 02/12/48 ............ 1,156 1,038,594
7.69%, 01/23/50 ............ 391 394,226

2020
BlackRock Annual Report To Shareholders
BlackRock Global Allocation V.I. Fund
20
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Mexico (continued)
6.95%, 01/28/60 ............ USD 395 $ 370,767
4,686,237
Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(b)
................ 4,031 4,086,426
Total Foreign Agency Obligations — 0.2%
(Cost: $17,017,262) .............................. 18,351,724
Foreign Government Obligations — 8.4%
Argentina — 0.2%
Argentine Republic:
1.00%, 07/09/29 ............ 1,308 568,783
0.12%, 07/09/30
(m)
.......... 12,424 5,050,375
0.12%, 07/09/35
(m)
.......... 15,337 5,613,458
0.12%, 01/09/38
(m)
.......... 5,205 2,129,175
13,361,791
Australia — 0.7%
Commonwealth of Australia, 3.00%
,
03/21/47 ................. AUD 60,881 57,806,894
Bahrain — 0.0%
Kingdom of Bahrain, 6.75%
,
09/20/29 USD 3,152 3,614,950
Brazil — 0.2%
Federative Republic of Brazil:
10.00%, 01/01/27 ........... BRL 73 16,566,059
4.63%, 01/13/28 ............ USD 1,486 1,666,178
3.88%, 06/12/30 ............ 1,053 1,110,915
19,343,152
China — 2.6%
People's Republic of China:
3.29%, 05/23/29 ............ CNY 714,010 110,418,237
2.68%, 05/21/30 ............ 754,060 111,115,084
221,533,321
Colombia — 0.1%
Republic of Colombia:
8.13%, 05/21/24 ............ USD 514 629,136
4.50%, 01/28/26 ............ 4,366 4,951,317
3.88%, 04/25/27 ............ 568 631,332
4.50%, 03/15/29 ............ 897 1,036,035
4.13%, 05/15/51 ............ 285 316,635
7,564,455
Dominican Republic — 0.0%
Dominican Republic Government Bond:
5.95%, 01/25/27 ............ 1,434 1,672,851
4.50%, 01/30/30 ............ 1,092 1,181,749
6.40%, 06/05/49 ............ 643 754,922
3,609,522
Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 05/29/24
(b)
........... 1,179 1,263,004
5.88%, 06/11/25 ............ 1,783 1,931,212
7.60%, 03/01/29 ............ 2,636 3,027,281
8.50%, 01/31/47
(b)
........... 1,092 1,238,055
7,459,552
Germany — 0.1%
Federal Republic of Germany, 0.00%
,
08/15/50 ................. EUR 8,373 10,731,845
Security
Par (000)
Par (000) Value
Greece — 0.2%
Hellenic Republic, 2.00%
,
04/22/27
(b)
EUR 14,929 $ 20,131,192
Indonesia — 0.1%
Republic of Indonesia:
4.10%, 04/24/28 ............ USD 2,334 2,710,357
4.20%, 10/15/50 ............ 902 1,075,917
3,786,274
Italy — 2.0%
Republic of Italy:
1.35%, 04/01/30 ............ EUR 49,790 65,820,799
0.95%, 08/01/30 ............ 41,574 53,082,097
3.85%, 09/01/49
(b)
........... 25,062 48,355,865
167,258,761
Japan — 0.8%
Japan Government Bond, 0.40%
,
09/20/49 ................. JPY 7,557,650 68,864,607
Mexico — 0.1%
United Mexican States:
3.75%, 01/11/28 ............ USD 1,118 1,259,497
2.66%, 05/24/31 ............ 2,883 2,965,165
4.75%, 04/27/32 ............ 2,324 2,793,158
7,017,820
Morocco — 0.0%
Kingdom of Morocco
(b)
:
3.00%, 12/15/32 ............ 728 737,100
4.00%, 12/15/50 ............ 475 488,656
1,225,756
Panama — 0.1%
Republic of Panama:
3.16%, 01/23/30 ............ 1,284 1,421,629
6.70%, 01/26/36 ............ 736 1,093,420
4.50%, 04/16/50 ............ 991 1,273,435
3,788,484
Paraguay — 0.0%
Republic of Paraguay
(b)
:
4.95%, 04/28/31 ............ 902 1,089,165
5.40%, 03/30/50 ............ 997 1,258,401
2,347,566
Qatar — 0.0%
State of Qatar
(b)
:
4.00%, 03/14/29 ............ 2,065 2,449,606
4.40%, 04/16/50 ............ 997 1,296,100
3,745,706
Romania — 0.0%
Romania Government Bond, 6.13%
,
01/22/44
(b)
................ 758 1,066,885
Russia — 0.0%
Russian Federation:
4.25%, 06/23/27 ............ 200 228,500
5.25%, 06/23/47 ............ 800 1,104,000
1,332,500
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia:
4.50%, 04/17/30 ............ 1,149 1,384,904
4.63%, 10/04/47 ............ 910 1,123,566
2,508,470

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Spain — 1.0%
Kingdom of Spain
(b)
:
0.60%, 10/31/29 ............ EUR 43,962 $ 56,857,226
1.25%, 10/31/30 ............ 6,047 8,253,826
2.70%, 10/31/48 ............ 4,704 8,441,472
1.00%, 10/31/50 ............ 10,602 13,389,709
86,942,233
Ukraine — 0.1%
Ukraine Government Bond:
7.75%, 09/01/23 ............ USD 327 359,700
7.75%, 09/01/25
(b)
........... 930 1,039,565
7.75%, 09/01/25 ............ 551 615,915
7.25%, 03/15/33
(b)
........... 2,097 2,285,730
4,300,910
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. 1,633 2,284,845
Total Foreign Government Obligations — 8.4%
(Cost: $658,304,732) ............................. 721,627,491
Shares
Shares
Investment Companies — 5.8%
Consumer Discretionary Select Sector
SPDR Fund ............... 66,229 10,648,299
Financial Select Sector SPDR Fund . 279,850 8,249,978
Health Care Select Sector SPDR Fund 104,400 11,843,136
Industrial Select Sector SPDR Fund
(f)
187,875 16,636,331
iShares China Large-Cap ETF
(f)*
.... 238,715 11,083,538
iShares iBoxx $ High Yield Corporate
Bond ETF
(f)*
............... 1,187,300 103,651,290
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(f)*
........ 339,670 46,918,617
iShares Latin America 40 ETF
(f)*
.... 193,900 5,690,965
iShares MSCI Brazil ETF
*
........ 115,951 4,298,303
iShares MSCI Emerging Markets ETF
*
28,334 1,464,018
iShares Nasdaq Biotechnology ETF
(f)*
10,363 1,569,891
iShares Russell 2000 ETF
(f)*
...... 548,261 107,492,052
iShares S&P 500 Value ETF
(f)*
..... 80,267 10,275,781
KraneShares Bosera MSCI China A
ETF ..................... 59,126 2,713,292
KraneShares CSI China Internet ETF
(f)
48,809 3,748,043
SPDR Bloomberg Barclays High Yield
Bond ETF ................. 422,343 46,010,047
SPDR EURO STOXX 50 ETF ..... 35,800 1,493,576
SPDR Gold Shares
(h)(q)
.......... 566,998 101,129,763
SPDR S&P Oil & Gas Exploration &
Production ETF
(f)
............ 69,074 4,040,829
VanEck Vectors Semiconductor ETF
(f)
14,934 3,261,884
Total Investment Companies — 5.8%
(Cost: $469,669,346) ............................. 502,219,633
Security
Par (000)
Pa r (000) Value
Municipal Bonds — 0.1%
Puerto Rico - 0.1%
Puerto Rico Sales Tax Financing Corp.
Sales Tax, Series 2018A-1, RB,
5.00%, 07/01/58 ............ USD 5,573 $ 6,208,211
Total Municipal Bonds — 0.1%
(Cost: $5,886,593) .............................. 6,208,211
Non-Agency Mortgage-Backed Securities — 0.7%
Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable
Rate Notes, Series 2020-DNA6,
Class B1, (SOFR + 3.00%), 3.08%,
12/25/50
(a)(b)
............... 743 743,351
Commercial Mortgage-Backed Securities — 0.7%
United States — 0.7%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.14%,
08/10/35
(a)(b)
............... 1,520 1,559,611
AOA Mortgage Trust, Series 2015-
1177, Class C, 3.01%, 12/13/29
(a)(b)
1,022 1,019,043
BAMLL Commercial Mortgage
Securities Trust, Series 2015-200P,
Class D, 3.60%, 04/14/33
(a)(b)
.... 255 269,780
BANK:
Series 2017-BNK8, Class B, 3.93%,
11/15/50
(a)
.............. 542 611,140
Series 2017-BNK9, Class A4,
3.54%, 11/15/54 .......... 700 802,289
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-3A, Class M6, (LIBOR
USD 1 Month + 1.05%), 1.20%,
11/25/35 ............... 157 146,485
Series 2006-3A, Class M1, (LIBOR
USD 1 Month + 0.34%), 0.49%,
10/25/36 ............... 212 198,239
BBCMS Mortgage Trust, Series
2018-TALL, Class C, (LIBOR USD 1
Month + 1.12%), 1.28%, 03/15/37
(a)
(b)
...................... 1,701 1,641,300
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(b)
. 1,287 1,347,037
BX Commercial Mortgage Trust
(a)(b)
:
Series 2018-BIOA, Class D, (LIBOR
USD 1 Month + 1.32%), 1.48%,
03/15/37 ............... 460 459,865
Series 2018-BIOA, Class F, (LIBOR
USD 1 Month + 2.47%), 2.63%,
03/15/37 ............... 2,663 2,651,861
Series 2018-IND, Class G, (LIBOR
USD 1 Month + 2.05%), 2.21%,
11/15/35 ............... 1,325 1,323,562
Series 2019-XL, Class G, (LIBOR
USD 1 Month + 2.30%), 2.46%,
10/15/36 ............... 3,156 3,130,965
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 2.81%,
10/15/36 ............... 3,504 3,443,013
Series 2020-VKNG, Class G,
(LIBOR USD 1 Month + 3.25%),
3.41%, 10/15/37 .......... 470 467,665

2020
BlackRock Annual Report To Shareholders
BlackRock Global Allocation V.I. Fund
22
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
BX Trust
(a)(b)
:
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... USD 2,801 $ 2,914,139
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 3,926 3,965,058
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(a)
..... 303 330,584
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class E, (LIBOR
USD 1 Month + 2.15%), 2.31%,
07/15/32
(a)(b)
............... 1,162 1,158,931
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class D, 5.09%,
03/10/47
(a)(b)
............. 405 424,376
Series 2014-GC23, Class AS,
3.86%, 07/10/47 .......... 1,940 2,104,627
Series 2018-C6, Class A4, 4.41%,
11/10/51 ............... 699 839,244
Commercial Mortgage Trust, Series
2014-CR21, Class A3, 3.53%,
12/10/47 ................. 1,390 1,502,390
CORE Mortgage Trust, Series 2019-
CORE, Class F, (LIBOR USD 1
Month + 2.35%), 2.51%, 12/15/31
(a)
(b)
...................... 702 680,117
Credit Suisse Mortgage Capital
Certificates, Series 2020-NET, Class
A, 2.26%, 08/15/37
(b)
......... 1,412 1,462,589
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A3, 2.56%,
03/15/53 ................. 4,122 4,432,887
DBWF Mortgage Trust, Series 2018-
GLKS, Class C, (LIBOR USD 1
Month + 1.75%), 1.90%, 12/19/30
(a)
(b)
...................... 575 554,132
GRACE Mortgage Trust, Series 2014-
GRCE, Class B, 3.52%, 06/10/28
(b)
1,200 1,199,689
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,547 1,671,210
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 2.98%,
08/10/38
(a)(b)
............... 315 316,763
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... 1,512 1,789,158
JPMorgan Chase Commercial
Mortgage Securities Trust
(b)
:
Series 2018-WPT, Class DFL,
(LIBOR USD 1 Month + 2.25%),
2.40%, 07/05/33
(a)
......... 438 420,228
Series 2018-WPT, Class DFX,
5.35%, 07/05/33 .......... 756 756,777
Morgan Stanley Bank of America Merrill
Lynch Trust:
Series 2015-C24, Class C, (LIBOR
USD 1 Month + 0.00%), 4.34%,
05/15/48
(a)
.............. 227 229,101
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... 1,184 1,355,454
Morgan Stanley Capital I Trust, Series
2020-L4, Class A3, 2.70%, 02/15/53 997 1,088,728
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 412 451,924
Security
Par (000)
Par (000) Value
United States (continued)
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.03%, 08/10/49
(a)(b)
.......... USD 597 $ 610,246
VNDO Trust, Series 2016-350P, Class
D, 3.90%, 01/10/35
(a)(b)
........ 750 770,821
Wells Fargo Commercial Mortgage
Trust
(a)
:
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 1,140 1,256,972
Series 2017-C38, Class C, 3.90%,
07/15/50 ............... 442 473,408
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 1,065 1,146,835
Series 2018-1745, Class A, 3.75%,
06/15/36
(b)
.............. 759 839,946
53,818,189
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
(a)
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.74%,
12/12/53 ................. 1,500 202,362
Wells Fargo Commercial Mortgage
Trust, Series 2020-C58, Class XA,
1.89%, 07/15/53 ............ 10,810 1,549,276
1,751,638
Total Non-Agency Mortgage-Backed Securities — 0.7%
(Cost: $54,881,149) .............................. 56,313,178
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests - 0.1%
Industrial Conglomerates - 0.1%
Sprott Private Resource Streaming &
Royalty, LP
(r)
............... 7,220 7,219,518
Total Other Interests - 0.1%
(Cost: $7,219,518) ................................ 7,219,518
Preferred Securities — 2.6%
Par (000)
Pa r (000)
Capital Trusts — 0.3%
United States — 0.3%
American Express Co., Series C ,
(LIBOR USD 3 Month + 3.29%),
3.50%
(a)(n)
................. 3,158 3,073,903
Citigroup, Inc., Series Q , (LIBOR USD
3 Month + 4.10%), 4.32%
(a)(n)
.... 4,158 4,137,210
General Motors Financial Co., Inc.,
Series C , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.00%), 5.70%
(a)(n)
...... 656 723,240
Goldman Sachs Group, Inc. (The),
Series M , (LIBOR USD 3 Month +
3.92%), 4.13%
(a)(n)
........... 5,010 4,999,880
Morgan Stanley, Series H , (LIBOR USD
3 Month + 3.61%), 3.85%
(a)(n)
.... 3,450 3,425,160

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
NBCUniversal Enterprise, Inc., 5.25%
(b)
(n)
...................... USD 3,676 $ 3,749,520
Prudential Financial, Inc.
(a)
:
(LIBOR USD 3 Month + 3.92%),
5.63%, 06/15/43 .......... 1,731 1,856,367
(LIBOR USD 3 Month + 4.18%),
5.87%, 09/15/42 .......... 2,628 2,820,220
USB Capital IX , (LIBOR USD 3 Month
+ 1.02%), 3.50%
(a)(n)
.......... 1,344 1,320,480
26,105,980
Total Capital Trusts — 0.3%
(Cost: $25,844,772) .............................. 26,105,980
Shares
Shares
Preferred Stocks — 2.2%
Brazil — 0.0%
Centrais Eletricas Brasileiras SA
(Preference) ............... 13,943 100,056
Itau Unibanco Holding SA (Preference) 331,083 2,026,261
2,126,317
China — 0.2%
Bytedance Ltd. Series E-1 (Acquired
11/11/20, cost $11,713,918)
(c)(d)(e)
. 106,904 11,713,471
Germany — 0.0%
Volkswagen AG (Preference) ...... 1,212 226,503
India — 0.1%
Think & Learn Pvt Ltd. Series
F (Acquired 12/11/20, cost
$4,447,111)
(c)(d)(e)
............ 1,380 3,097,485
Jersey — 0.0%
Loadsmart , Inc., Series C (Acquired
10/05/20, cost $3,701,680)
(c)(d)(e)
.. 432,945 3,701,680
United Kingdom — 0.4%
Arrival Ltd. Series A (Acquired 10/8/20,
cost $10,849,984)
(c)(d)(e)
........ 2,706,346 36,765,029
United States — 1.5%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(b)(k)
............. 12,010 14,396,027
Aptiv plc, Series A, 5.50% ........ 47,115 7,269,845
Becton Dickinson and Co., Series B,
6.00%
(f)
.................. 176,383 9,723,995
Boston Scientific Corp., Series A,
5.50%
(f)
.................. 31,118 3,409,599
C3 ai , Inc., (Acquired 12/6/2020, cost
$7,773,859)
(d)(e)
............. 292,213 38,765,098
Databricks , Inc., Series F (Acquired
10/22/19, cost $3,896,150)
(c)(d)(e)
.. 90,717 5,822,217
DoubleVerify Holdings, Inc., Series
A (Acquired 11/18/20, cost
$2,404,126)
(c)(d)(e)
............ 419,049 2,405,341
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$3,117,865)
(c)(d)(e)
............ 94,319 3,353,040
Grand Rounds, Inc., Series C (Acquired
03/31/15, cost $5,939,231)
(c)(d)(e)
.. 1,929,993 6,851,475
Grand Rounds, Inc., Series D (Acquired
05/01/18, cost $3,180,966)
(c)(d)(e)
.. 1,184,166 4,168,264
Jumpcloud , Inc., Series E-1 (Acquired
10/30/20, cost $4,033,036)
(c)(d)(e)
.. 2,211,458 4,024,854
Security
Shares
Shares Value
United States (continued)
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost
$10,936,522)
(c)(d)(e)
........... 863,811 $ 10,046,122
Mount Sinai Genomics, Inc., Sema 4
Series C (Acquired 07/17/20, cost
$3,686,955), Series C
(c)(d)(e)
..... 6,008 4,268,744
Neon Parent, Inc.
(c)(d)
........... 9,248 3,336,863
Nuvia , Inc., Series B (Acquired
09/17/20, cost $1,832,412)
(c)(d)(e)
.. 571,317 1,828,214
SambaNova Systems, Inc. Series
C (Acquired 02/19/20, cost
$4,030,858)
(c)(d)(e)
............ 75,709 4,521,342
Wells Fargo & Co., Series L, 7.50%
(k)(n)
2,041 3,098,034
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$3,083,013)
(c)(d)(e)
............ 195,578 3,150,762
130,439,836
Total Preferred Stocks — 2.2%
(Cost: $119,404,774) ............................. 188,070,321
Trust Preferreds — 0.1%
United States — 0.1%
(a)
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 6.58%, 10/30/40 219,773 6,263,530
GMAC Capital Trust I, Series 2 ,
(LIBOR USD 3 Month + 5.79%),
6.01%, 02/15/40 ............ 241,418 6,530,357
12,793,887
Total Trust Preferreds — 0.1%
(Cost: $11,860,908) .............................. 12,793,887
Total Preferred Securities — 2.6%
(Cost: $157,110,454) ............................. 226,970,188
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.70%, 09/25/30
(a)
........... USD 757 912,395
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ 2,840 268,611
Total U.S. Government Sponsored Agency Securities
—
0.0%
(Cost: $1,178,775) .............................. 1,181,006
U.S. Treasury Obligations — 3.9%
U.S. Treasury Bonds:
1.13%, 05/15/40 - 08/15/40 ..... 53,858 51,020,202
2.38%, 11/15/49 ............ 48,864 57,402,191
1.63%, 11/15/50 ............ 6,873 6,847,425
U.S. Treasury Inflation Linked Notes:
0.13%, 10/15/24 - 01/15/30 ..... 117,146 126,599,413
U.S. Treasury Notes:
2.00%, 11/15/21
(q)
........... 20,000 20,326,562

2020
BlackRock Annual Report To Shareholders
BlackRock Global Allocation V.I. Fund
24
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.75%, 11/15/29
(h)(s)
.......... USD 64,815 $ 70,048,521
Total U.S. Treasury Obligations — 3.9%
(Cost: $315,334,885) ............................. 332,244,314
Shares
Shares
Warrants — 0.0%
Brazil — 0.0%
Neon Payments Ltd. (Issued/
exercisable 06/25/20, 2 shares for
1 warrant, Expires 10/08/21, Strike
Price USD 2.00)
(c)(d)
.......... 4,592 157,506
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
exercisable 11/24/20, 1 share for
1 warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(d)
.......... 1,586 412
United States — 0.0%
Zero Mass Water, Inc., Series C-1
(Acquired 05/08/20, cost $0)
(Issued/exercisable 05/08/20,
1 share for 1 warrant, Expires
11/08/21, Strike Price USD 18.92)
(c)
(d)(e)
..................... 195,578 213,180
Total Warrants — 0.0% ............................ 371,098
Total Long-Term Investments — 97.1%
(Cost: $6,588,217,531) ........................... 8,333,352,062
Short-Term Securities — 6.5%
Money Market Funds — 4.5%
(t)
*
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.02% ...... 29,360,501 29,360,501
SL Liquidity Series, LLC, Money Market
Series, 0.17%
(u)
............. 352,515,632 352,621,386
Total Money Market Funds — 4.5%
(Cost: $381,981,887) ............................. 381,981,887
Par (000)
Pa r (000)
Time Deposits — 0.1%
Canada — 0.0%
Royal Bank of Canada,
0.01%, 01/04/21 ............ CAD 1,016 797,289
Europe — 0.0%
Citibank NA, (0.72)%, 01/04/21 .... EUR 1,300 1,595,162
Hong Kong — 0.0%
Hong Kong & Shanghai Bank,
0.00%, 01/04/21 ............ HKD 1,556 200,708
New Zealand — 0.0%
Brown Brothers Harriman & Co.,
(0.20)%, 01/05/21 ........... NZD —
(v)
4
Singapore — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 01/04/21 ............ SGD 24 18,086
Security
Par (000)
Par (000) Value
South Africa — 0.0%
Brown Brothers Harriman & Co.,
7.70%, 01/04/21 ............ ZAR —
(v)
$ 10
United Kingdom — 0.0%
Citibank NA, 0.01%, 01/04/21 ..... GBP 66 89,022
United States — 0.1%
Royal Bank of Canada,
0.10%, 01/04/21 ............ USD 3,036 3,036,194
Total Time Deposits — 0.1%
(Cost: $5,736,475) .............................. 5,736,475
U.S. Treasury Obligations — 1.9%
U.S. Treasury Bills
(w)
:
0.07%, 02/09/21 ............ 15,000 14,999,325
0.08%, 02/04/21 ............ 130,000 129,993,843
0.09%, 02/25/21 ............ 5,000 4,999,512
0.10%, 02/11/21 ............ 10,000 9,999,367
Total U.S. Treasury Obligations — 1.9%
(Cost: $159,987,857) ............................. 159,992,047
Total Short-Term Securities — 6.5%
(Cost: $547,706,219) ............................. 547,710,409
Total Options Purchased — 0.9%
(Cost: $71,577,745) .............................. 76,547,189
Total Investments Before Options Written and Investments Sold
Short — 104.5%
(Cost: $7,207,501,495) ........................... 8,957,609,660
Total Options Written — (0.6)%
(Premiums Received — $49,195,947) ................. (48,088,530)
Investments Sold Short — (0.6)%
Shares
Shares
Common Stocks — (0.6)%
United States — (0.6)%
Appian Corp.
(d)
............... 20,468 (3,317,658)
DoorDash , Inc., Class A
(d)
........ 83,666 (11,943,321)
Hershey Co. (The) ............. 16,650 (2,536,294)
JM Smucker Co. (The) .......... 17,766 (2,053,750)
McCormick & Co., Inc. (Non-Voting) . 19,862 (1,898,807)
Nordstrom, Inc. ............... 26,510 (827,377)
Seagate Technology plc ......... 85,643 (5,323,569)
Snowflake, Inc., Class A
(d)
........ 36,929 (10,391,821)
Unity Software, Inc.
(d)
........... 16,082 (2,468,105)

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
United States (continued)
Walgreens Boots Alliance, Inc. ..... 200,708 $ (8,004,235)
(48,764,937)
Total Common Stocks — (0.6)%
(Proceeds: $50,527,763) .......................... (48,764,937)
Total Investments Sold Short — (0.6)%
(Proceeds: $50,527,763 ) .......................... (48,764,937)
Total Investments Net of Options Written and Investments Sold
Short — 103.3%
(Cost: $7,107,777,785) ........................... 8,860,756,193
Liabilities in Excess of Other Assets — (3.3)% ............ (282,399,362)
Net Assets — 100.0% .............................. $ 8,578,356,831
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $244,227,959, representing 2.85% of its net assets as of period end, and an original cost of $137,730,193.
(f)
All or a portion of this security is on loan.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Zero-coupon bond.
(k)
Convertible security.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(n)
Perpetual security with no stated maturity date.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(v)
Amount is less than 500.
(w)
Rates are discount rates or a range of discount rates as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Par/Shares
Held at
12/31/20
Income
(Expense)
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 12,096,488 $ 17,264,014 $ — $ (1) $ — $ 29,360,501 29,360,501 $ 74,108 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 117,733,383 235,013,192 — (116,702) (8,487) 352,621,386 352,515,632 1,386,651
(b)
—
Bio City Development Co. BV,
8.00%, 07/06/21 ......... 2,835,500 — — — (642,000) 2,193,500 21,400,000 — —
iShares China Large-Cap ETF .. 8,253,749 31,617,631 (28,900,726) (148,592) 261,476 11,083,538 238,715 223,431 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... — 261,680,504 (172,080,084) 10,596,712 3,454,158 103,651,290 1,187,300 3,268,506 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... — 106,441,445 (61,317,671) 814,598 980,245 46,918,617 339,670 310,446 —
iShares Latin America 40 ETF .. — 4,847,888 — — 843,077 5,690,965 193,900 — —
iShares MSCI Brazil ETF ..... — 3,556,054 — — 742,249 4,298,303 115,951 32,033 —

2020
BlackRock Annual Report To Shareholders
BlackRock Global Allocation V.I. Fund
26
Consolidated Schedule of Investments
(continued)
December 31, 2020
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Par/Shares
Held at
12/31/20
Income
(Expense)
Capital Gain
Distributions
from
Underlying
Funds
iShares MSCI Emerging Markets
ETF .................. $ 20,381,569 $ — $ (16,251,095) $ (2,759,466) $ 93,010 1,464,018 28,334 $ 21,227 $ —
iShares Nasdaq Biotechnology
ETF .................. — 1,177,213 — — 392,678 1,569,891 10,363 2,645 —
iShares Russell 2000 ETF ..... 13,634,641 110,420,914 (19,681,432) (6,641,383) 9,759,31 2 107,492,052 548,261 337,125 —
iShares S&P 500 Value ETF ... 10,441,934 — — — (166,153) 10,275,781 80,267 243,120 —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/26 ......... 16,724,922 1,400,182 — — (35,430) $ 18,089,674 18,467,226 1,393,238 —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ......... 18,591,047 233,938 — — (233,938) 18,591,047 18,591,047 1 —
Quintis HoldCo Pty. Ltd. (Acquired
10/22/18, cost $5,761,227) .. 6,620,404 — — — (332,076) 6,288,328 9,827,224 — —
$ 1,745,166 $ 15,108,12 1 $ 719,588,891 $ 7,292,531 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 455 03/08/21 $ 84,495 $ 361,400
Euro-OAT ............................................................... 365 03/08/21 74,849 193,554
Australia 10 Year Bond ...................................................... 236 03/15/21 26,788 32,900
DAX Index .............................................................. 13 03/19/21 5,458 179,884
EURO STOXX 50 Index ..................................................... 1,018 03/19/21 44,149 86,869
MSCI Emerging Markets E-Mini Index ............................................ 210 03/19/21 13,526 292,938
NASDAQ 100 E-Mini Index ................................................... 135 03/19/21 34,791 542,718
Russell 2000 E-Mini Index .................................................... 237 03/19/21 23,401 175,333
U.S. Treasury 10 Year Note ................................................... 1,499 03/22/21 206,979 423,577
U.S. Treasury 10 Year Ultra Note ............................................... 2,725 03/22/21 426,079 (626,102)
1,663,071
Short Contracts
Euro-Bund .............................................................. 37 03/08/21 8,030 (16,490)
SPI 200 Index ............................................................ 40 03/18/21 5,040 26,347
FTSE 100 Index .......................................................... 40 03/19/21 3,512 66,263
S&P 500 E-Mini Index ...................................................... 4,660 03/19/21 873,470 (20,704,552)
U.S. Treasury Long Bond .................................................... 23 03/22/21 3,983 50,818
U.S. Treasury Ultra Bond .................................................... 153 03/22/21 32,675 111,256
U.S. Treasury 2 Year Note .................................................... 2,229 03/31/21 492,557 (478,277)
U.S. Treasury 5 Year Note .................................................... 1,462 03/31/21 184,452 (238,301)
(21,182,936)
$ (19,519,865)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 23,905,275 USD 27,949,357 JPMorgan Chase Bank NA 01/08/21 $ 1,257,087
GBP 19,511,000 USD 25,260,667 JPMorgan Chase Bank NA 01/08/21 1,421,546
JPY 3,841,550,000 USD 36,409,380 Barclays Bank plc 01/08/21 796,658
CAD 13,747,000 USD 10,260,202 Goldman Sachs International 01/14/21 540,128
EUR 15,703,937 USD 18,625,532 HSBC Bank plc 01/14/21 564,010
GBP 31,354,000 USD 40,324,796 JPMorgan Chase Bank NA 01/14/21 2,555,848
JPY 5,329,400,000 USD 50,511,762 Morgan Stanley & Co. International plc 01/14/21 1,108,465
EUR 26,009,000 USD 30,630,859 Morgan Stanley & Co. International plc 01/15/21 1,151,777
GBP 47,303,000 USD 61,250,460 Barclays Bank plc 01/22/21 3,446,121
JPY 2,759,074,000 USD 26,462,950 Barclays Bank plc 01/28/21 265,853
MXN 402,853,773 USD 18,598,630 Citibank NA 01/28/21 1,591,381
JPY 2,759,037,000 USD 26,462,912 Barclays Bank plc 01/29/21 265,860
JPY 2,916,809,000 USD 27,936,686 Morgan Stanley & Co. International plc 02/04/21 322,613
MXN 274,000,000 USD 12,790,288 Goldman Sachs International 02/04/21 930,911
JPY 2,912,742,000 USD 27,902,260 JPMorgan Chase Bank NA 02/05/21 317,905
EUR 20,452,173 USD 24,308,913 Barclays Bank plc 02/11/21 698,675
CHF 16,334,000 USD 17,962,913 JPMorgan Chase Bank NA 02/12/21 508,865
JPY 3,592,658,000 USD 34,410,917 Goldman Sachs International 02/12/21 398,954
JPY 3,587,119,000 USD 34,366,916 Goldman Sachs International 02/18/21 391,273
EUR 19,207,000 USD 22,846,636 Bank of America NA 02/19/21 642,277
JPY 3,193,887,000 USD 30,357,664 JPMorgan Chase Bank NA 02/19/21 590,510
EUR 2,617,300 USD 3,187,772 Bank of America NA 02/25/21 13,408
EUR 11,725,000 USD 13,841,922 Citibank NA 02/25/21 498,750
JPY 3,189,182,000 USD 30,314,899 Morgan Stanley & Co. International plc 02/25/21 589,450
EUR 30,447,968 USD 36,038,775 Morgan Stanley & Co. International plc 02/26/21 1,202,439
KRW 25,668,781,000 USD 22,987,929 HSBC Bank plc 02/26/21 604,273
EUR 39,863,708 USD 47,761,471 JPMorgan Chase Bank NA 03/04/21 1,002,209
JPY 1,990,156,000 USD 19,080,982 Bank of America NA 03/04/21 205,650

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
28
Consolidated Schedule of Investments
(continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 13,677,678 USD 16,599,721 Citibank NA 03/11/21 $ 134,303
JPY 4,389,194,000 USD 42,209,239 JPMorgan Chase Bank NA 03/11/21 330,267
EUR 24,016,629 USD 29,219,906 JPMorgan Chase Bank NA 03/18/21 168,234
GBP 14,498,721 EUR 15,999,000 Morgan Stanley & Co. International plc 03/18/21 258,686
GBP 12,117,000 USD 16,288,052 HSBC Bank plc 03/18/21 289,458
EUR 13,711,422 USD 16,706,393 Deutsche Bank AG 03/19/21 72,096
EUR 20,246,000 USD 24,674,886 JPMorgan Chase Bank NA 03/25/21 103,404
GBP 15,075,000 USD 20,378,991 HSBC Bank plc 03/25/21 246,298
GBP 5,676,000 USD 7,694,872 Deutsche Bank AG 04/01/21 71,239
JPY 3,715,591,000 USD 35,820,013 Citibank NA 04/01/21 201,501
JPY 3,798,890,719 USD 36,623,580 Citibank NA 04/02/21 206,008
25,964,390
JPY 2,399,181,035 EUR 19,485,000 HSBC Bank plc 01/08/21 (569,479)
USD 15,230,943 INR 1,132,710,000 Barclays Bank plc 01/08/21 (269,434)
USD 1,836,534 JPY 193,373,000 Morgan Stanley & Co. International plc 01/14/21 (36,465)
USD 11,319,741 AUD 15,917,000 Bank of America NA 01/15/21 (953,138)
USD 35,217,512 CNY 239,166,000 BNP Paribas SA 01/15/21 (1,536,037)
USD 4,281,513 EUR 3,613,609 Barclays Bank plc 01/15/21 (134,267)
USD 10,135,446 EUR 8,551,905 JPMorgan Chase Bank NA 01/15/21 (314,863)
USD 30,171,573 AUD 42,748,000 BNP Paribas SA 01/22/21 (2,791,949)
EUR 9,758,000 AUD 16,188,737 Bank of America NA 01/29/21 (556,215)
JPY 3,969,359,881 EUR 32,350,000 HSBC Bank plc 01/29/21 (1,090,207)
USD 25,060,295 CNY 168,532,000 BNP Paribas SA 02/04/21 (804,436)
USD 36,751,641 HKD 284,925,000 BNP Paribas SA 02/04/21 (5,524)
USD 14,944,192 CNY 100,507,000 Citibank NA 02/05/21 (479,692)
USD 36,676,916 HKD 284,501,000 HSBC Bank plc 02/11/21 (26,213)
USD 21,715 MXN 438,969 UBS AG 02/11/21 (251)
USD 36,081,934 EUR 30,448,000 JPMorgan Chase Bank NA 02/26/21 (1,159,319)
USD 22,919,122 ZAR 362,443,000 Bank of America NA 02/26/21 (1,579,467)
USD 20,991,684 CNY 138,077,000 Morgan Stanley & Co. International plc 03/04/21 (160,621)
USD 28,846,578 EUR 23,993,000 Citibank NA 03/04/21 (503,099)
USD 34,950,739 CNY 229,453,000 Barclays Bank plc 03/11/21 (182,636)
USD 482,630 CNY 3,169,000 HSBC Bank plc 03/11/21 (2,601)
USD 22,909,819 INR 1,705,636,000 Citibank NA 03/12/21 (285,429)
CAD 47,889,000 USD 37,645,181 Deutsche Bank AG 03/19/21 (15,559)
JPY 1,416,290,121 EUR 11,226,000 Bank of America NA 03/19/21 (9,087)
USD 34,892,640 CNY 229,454,000 HSBC Bank plc 04/01/21 (188,619)
(13,654,607)
$ 12,309,783
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency One-Touch
Goldman Sachs
International — 01/15/21 NOK 11.75 NOK 11.75 EUR 1,182 $ 3,261
USD Currency One-Touch Citibank NA — 02/18/21 NOK 8.10 NOK 8.10 USD 842 89,194
EUR Currency One-Touch
Bank of America
NA — 03/09/21 USD 1.17 USD 1.17 EUR 670 109,316
SPDR Gold Shares
(a)
Up and Out
Morgan Stanley &
Co. International
plc 105,820 03/19/21 USD 191.10 USD 218.40 USD 99 101,703
303,474
Put
EUR Currency One-Touch
Bank of America
NA — 01/20/21 USD 1.20 USD 1.20 EUR 1,545 $ 217,228

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
EUR Currency Down and Out
Bank of America
NA — 02/18/21 USD 1.21 USD 1.18 EUR 24,927 $ 79,858
USD Currency One-Touch HSBC Bank plc — 02/18/21 JPY 100.00 JPY 100.00 USD 1,697 342,146
EUR Currency Down and Out
Bank of America
NA — 03/04/21 USD 1.21 USD 1.18 EUR 24,927 196,672
835,904
$ 1,139,378
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Alibaba Group Holding Ltd. ..................... 372 01/15/21 USD 305.00 USD 8,658 $ 3,720
Amazon.com, Inc. ........................... 13 01/15/21 USD 2,350.00 USD 4,234 1,180,823
Amazon.com, Inc. ........................... 26 01/15/21 USD 3,300.00 USD 8,468 136,890
Apple, Inc. ................................ 1,308 01/15/21 USD 125.00 USD 17,356 1,160,850
Autodesk, Inc. .............................. 331 01/15/21 USD 260.00 USD 10,107 1,502,740
Bank of America Corp. ........................ 1,409 01/15/21 USD 27.00 USD 4,271 479,060
Comcast Corp. ............................. 1,843 01/15/21 USD 45.00 USD 9,657 1,368,428
ConocoPhillips ............................. 902 01/15/21 USD 44.00 USD 3,607 29,766
DAX Index ................................ 575 01/15/21 EUR 13,800.00 EUR 39,441 724,400
DR Horton, Inc. ............................. 2,176 01/15/21 USD 80.00 USD 14,997 23,936
Exxon Mobil Corp. ........................... 2,396 01/15/21 USD 45.00 USD 9,876 47,920
Home Depot, Inc. (The) ....................... 636 01/15/21 USD 300.00 USD 16,893 3,180
Industrial Select Sector SPDR Fund ............... 1,193 01/15/21 USD 92.00 USD 10,564 41,159
iShares MSCI Emerging Markets ETF .............. 1,152 01/15/21 USD 51.00 USD 5,952 139,968
Marathon Oil Corp. .......................... 951 01/15/21 USD 5.00 USD 634 159,768
Mastercard , Inc. ............................ 240 01/15/21 USD 315.00 USD 8,567 1,009,800
Mastercard , Inc. ............................ 671 01/15/21 USD 335.00 USD 23,951 1,563,430
Merck & Co., Inc. ............................ 953 01/15/21 USD 85.00 USD 7,796 49,080
Micron Technology, Inc. ....................... 1,871 01/15/21 USD 77.50 USD 14,066 460,266
Morgan Stanley ............................. 1,547 01/15/21 USD 55.00 USD 10,602 2,111,655
PPG Industries, Inc. .......................... 678 01/15/21 USD 125.00 USD 9,778 1,318,710
Raytheon Technologies Corp. ................... 1,267 01/15/21 USD 65.00 USD 9,060 858,393
SPDR S&P 500 ETF Trust ...................... 1,673 01/15/21 USD 373.00 USD 62,550 982,888
SPDR S&P 500 ETF Trust ...................... 4,009 01/15/21 USD 375.00 USD 149,888 1,858,172
SPDR S&P 500 ETF Trust ...................... 5,881 01/15/21 USD 370.00 USD 219,879 4,690,098
SPDR S&P Oil & Gas Exploration & Production ETF .... 1,198 01/15/21 USD 62.00 USD 7,008 129,384
Union Pacific Corp. .......................... 420 01/15/21 USD 200.00 USD 8,745 417,900
United Parcel Service, Inc. ..................... 233 01/15/21 USD 180.00 USD 3,924 11,068
VanEck Vectors Semiconductor ETF ............... 242 01/15/21 USD 185.00 USD 5,286 808,885
VanEck Vectors Semiconductor ETF ............... 432 01/15/21 USD 225.00 USD 9,436 84,024
VanEck Vectors Semiconductor ETF ............... 761 01/15/21 USD 205.00 USD 16,622 1,107,255
Walt Disney Co. (The) ........................ 619 01/15/21 USD 140.00 USD 11,215 2,558,018
Walt Disney Co. (The) ........................ 712 01/15/21 USD 160.00 USD 12,900 1,532,580
Wayfair, Inc. ............................... 119 01/15/21 USD 280.00 USD 2,687 8,628
Alibaba Group Holding Ltd. ..................... 580 02/19/21 USD 210.00 USD 13,498 1,645,750
Alphabet, Inc. .............................. 103 02/19/21 USD 1,920.00 USD 18,044 267,285
Capri Holdings Ltd. .......................... 1,530 02/19/21 USD 45.00 USD 6,426 465,120
DAX Index ................................ 173 02/19/21 EUR 14,000.00 EUR 11,867 309,621
Exxon Mobil Corp. ........................... 2,667 02/19/21 USD 45.00 USD 10,993 278,702
Global Payments, Inc. ........................ 456 02/19/21 USD 210.00 USD 9,823 554,040
Global Payments, Inc. ........................ 465 02/19/21 USD 190.00 USD 10,017 1,215,975
iShares MSCI Emerging Markets ETF .............. 1,237 02/19/21 USD 51.00 USD 6,392 241,215
Microsoft Corp. ............................. 382 02/19/21 USD 215.00 USD 8,496 517,610
Raytheon Technologies Corp. ................... 1,266 02/19/21 USD 65.00 USD 9,053 955,830
SPDR S&P 500 ETF Trust ...................... 2,692 02/19/21 USD 382.00 USD 100,648 1,586,934
SPDR S&P 500 ETF Trust ...................... 12,194 02/19/21 USD 380.00 USD 455,909 8,389,472

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
30
Consolidated Schedule of Investments
(continued)
December 31, 2020
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Volvo AB ................................. 1,036 02/19/21 SEK 210.00 SEK 20,078 $ 29,276
Walmart, Inc. .............................. 551 02/19/21 USD 155.00 USD 7,943 104,415
Alibaba Group Holding Ltd. ..................... 581 03/19/21 USD 240.00 USD 13,522 817,758
Bank of America Corp. ........................ 1,661 03/19/21 USD 25.00 USD 5,034 934,313
iShares MSCI Brazil ETF ...................... 3,821 03/19/21 USD 40.00 USD 14,164 515,835
Lowe's Cos., Inc. ............................ 359 03/19/21 USD 170.00 USD 5,762 177,705
PayPal Holdings, Inc. ......................... 238 03/19/21 USD 250.00 USD 5,574 254,065
SPDR S&P 500 ETF Trust ...................... 433 12/17/21 USD 360.00 USD 16,189 1,640,637
49,464,400
Put
SPDR S&P 500 ETF Trust ...................... 3,587 01/04/21 USD 360.00 USD 134,111 60,979
SPDR S&P 500 ETF Trust ...................... 5,251 01/04/21 USD 350.00 USD 196,324 55,136
Alphabet, Inc. .............................. 74 01/15/21 USD 1,560.00 USD 12,964 19,425
Amazon.com, Inc. ........................... 36 01/15/21 USD 3,250.00 USD 11,725 249,660
Apple, Inc. ................................ 909 01/15/21 USD 125.00 USD 12,062 96,354
Capital One Financial Corp. ..................... 456 01/15/21 USD 87.50 USD 4,508 18,240
Johnson & Johnson .......................... 275 01/15/21 USD 145.00 USD 4,328 3,713
Micron Technology, Inc. ....................... 586 01/15/21 USD 67.50 USD 4,406 44,829
Microsoft Corp. ............................. 539 01/15/21 USD 215.00 USD 11,988 96,481
NXP Semiconductors NV ...................... 266 01/15/21 USD 150.00 USD 4,230 38,171
Walmart, Inc. .............................. 287 01/15/21 USD 140.00 USD 4,137 25,256
CBOE Volatility Index ......................... 7,149 01/20/21 USD 22.00 USD 16,264 1,072,350
CBOE Volatility Index ......................... 4,773 02/17/21 USD 21.00 USD 10,859 584,693
Amazon.com, Inc. ........................... 13 02/19/21 USD 2,940.00 USD 4,234 71,175
Amazon.com, Inc. ........................... 34 02/19/21 USD 3,350.00 USD 11,074 772,565
Apple, Inc. ................................ 340 02/19/21 USD 115.00 USD 4,511 61,710
Aptiv plc .................................. 693 02/19/21 USD 115.00 USD 9,029 145,530
Comcast Corp. ............................. 1,623 02/19/21 USD 47.50 USD 8,505 107,930
Microsoft Corp. ............................. 532 02/19/21 USD 215.00 USD 11,833 349,790
SPDR S&P 500 ETF Trust ...................... 1,373 02/19/21 USD 345.00 USD 51,334 505,951
Walt Disney Co. (The) ........................ 244 02/19/21 USD 165.00 USD 4,421 80,520
CBOE Volatility Index ......................... 1,256 03/17/21 USD 24.00 USD 2,857 395,640
CBOE Volatility Index ......................... 4,773 03/17/21 USD 21.00 USD 10,859 751,748
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 2,874 03/19/21 USD 134.00 USD 39,699 293,148
Mastercard , Inc. ............................ 254 03/19/21 USD 310.00 USD 9,066 147,320
6,048,314
$ 55,512,714
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR Gold Shares
(a)
...... Societe Generale SA 59,259 01/15/21 USD 180.00 USD 10,569 $ 118,828
EUR Currency ........... BNP Paribas SA — 01/27/21 USD 1.22 EUR 37,934 491,411
TOPIX Index ............ Goldman Sachs International 392,690 02/12/21 JPY 1,775.00 JPY 708,680 212,974
Givaudan SA ........... UBS AG 591 02/19/21 CHF 3,680.00 CHF 2,204 85,252
SPDR Gold Shares
(a)
...... Morgan Stanley & Co. International plc 24,345 02/19/21 USD 178.00 USD 4,342 125,377
Union Pacific Corp. ....... Goldman Sachs International 36,409 02/19/21 USD 195.00 USD 7,581 645,350
WisdomTree Japan Hedged
Equity Fund .......... Goldman Sachs International 74,849 02/19/21 USD 50.00 USD 4,073 353,148
adidas AG ............. Barclays Bank plc 21,803 03/19/21 EUR 310.00 EUR 6,495 292,552
iShares Russell 2000 Value
ETF ............... Goldman Sachs International 34,388 03/19/21 USD 125.66 USD 4,531 380,746
LVMH Moet Hennessy Louis
Vuitton SE ........... Barclays Bank plc 7,238 03/19/21 EUR 510.00 EUR 3,698 202,029
SPDR Gold Shares
(a)
...... Societe Generale SA 58,887 03/19/21 USD 180.00 USD 10,503 335,656
Starbucks Corp. ......... Citibank NA 43,626 03/19/21 USD 107.50 USD 4,667 225,040
Vanguard Small-Cap Value
ETF ............... Morgan Stanley & Co. International plc 31,694 03/19/21 USD 137.05 USD 4,507 338,934

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR Gold Shares
(a)
...... JPMorgan Chase Bank NA 51,533 04/16/21 USD 181.00 USD 9,191 $ 327,839
SPDR S&P 500 ETF Trust ... Morgan Stanley & Co. International plc 198,200 06/18/21 USD 360.00 USD 74,103 5,817,430
EURO STOXX 50 Price Index Credit Suisse International 4,703 12/17/21 EUR 3,400.00 EUR 16,708 1,729,092
11,681,658
Put
USD Currency ........... Morgan Stanley & Co. International plc — 01/21/21 JPY 104.00 USD 59,858 614,537
USD Currency ........... Bank of America NA — 02/03/21 JPY 101.00 USD 97,416 188,410
802,947
$ 12,484,605
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Dual Binary Option: Payout at expiration if the S&P 500
Index <= 3,511.53 and 10 year swap >= 97.1 ...... Goldman Sachs International 145 01/08/21 USD 509 $ 4,679
Dual Binary Option: Payout at expiration if the S&P 500
Index <= 3,511.53 and 10 year swap >= 97.4 ...... Goldman Sachs International 145 01/15/21 USD 509 16,347
Dual Binary Option: Payout at expiration if the S&P 500
Index <= 3,511.53 and 10 year swap >= 100.35 .... Goldman Sachs International 235 03/19/21 USD 825 67,079
$ 88,105
(a)
Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.16% Semi-Annual
Morgan Stanley & Co.
International plc 01/19/21 1.16 % USD 78,591 $ 88,033
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual Citibank NA 02/09/21 1.30 USD 47,842 578,696
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.27% Semi-Annual
Goldman Sachs
International 02/18/21 1.27 USD 52,424 632,344
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual
JPMorgan Chase
Bank NA 06/04/21 1.00 USD 35,591 458,079
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual BNP Paribas SA 06/11/21 1.00 USD 11,606 156,312
1,913,464
Put
30-Year Interest Rate Swap
(a)
1.48% Semi-Annual 3 month LIBOR Quarterly Citibank NA 01/26/21 1.48 USD 33,216 357,089
30-Year Interest Rate Swap
(a)
0.89% Semi-Annual 3 month LIBOR Quarterly Citibank NA 02/08/21 0.89 USD 20,199 2,686,901
5-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/06/21 0.60 USD 258,789 418,734
5-Year Interest Rate Swap
(a)
. 0.62% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/06/21 0.62 USD 106,560 151,843
5-Year Interest Rate Swap
(a)
. 0.63% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 05/24/21 0.63 USD 248,932 610,096
5-Year Interest Rate Swap
(a)
. 0.64% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/25/21 0.64 USD 251,404 592,130

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
32
Consolidated Schedule of Investments
(continued)
December 31, 2020
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 0.64% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 05/25/21 0.64 % USD 251,404 $ 592,130
5,408,923
$ 7,322,387
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EURO STOXX 50 Index . Down and In
Credit Suisse
International 4,703 12/17/21 EUR 2,600.00 EUR 2,200.00 EUR 6 $ (381,457)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Amazon.com, Inc. ............................ 25 01/15/21 USD 2,900.00 USD 8,142 $ (905,250)
Apple, Inc. ................................. 952 01/15/21 USD 130.00 USD 12,632 (483,140)
Apple, Inc. ................................. 1,003 01/15/21 USD 140.00 USD 13,309 (123,369)
Apple, Inc. ................................. 2,620 01/15/21 USD 150.00 USD 34,765 (79,910)
Applied Materials, Inc. ......................... 1,428 01/15/21 USD 70.00 USD 12,324 (2,324,070)
Autodesk, Inc. ............................... 603 01/15/21 USD 290.00 USD 18,412 (1,083,893)
Bank of America Corp. ......................... 1,647 01/15/21 USD 28.00 USD 4,992 (405,162)
Bank of America Corp. ......................... 3,077 01/15/21 USD 31.00 USD 9,326 (147,696)
Capital One Financial Corp. ...................... 930 01/15/21 USD 100.00 USD 9,193 (217,155)
Citigroup, Inc. ............................... 874 01/15/21 USD 55.00 USD 5,389 (607,430)
Citigroup, Inc. ............................... 923 01/15/21 USD 52.50 USD 5,691 (865,313)
Citigroup, Inc. ............................... 1,496 01/15/21 USD 50.00 USD 9,224 (1,761,540)
Comcast Corp. .............................. 1,843 01/15/21 USD 52.50 USD 9,657 (165,870)
Crowdstrike Holdings, Inc. ....................... 259 01/15/21 USD 190.00 USD 5,486 (626,780)
Guardant Health, Inc. .......................... 430 01/15/21 USD 120.00 USD 5,542 (481,600)
HCA Healthcare, Inc. .......................... 533 01/15/21 USD 170.00 USD 8,766 (118,571)
Intuitive Surgical, Inc. .......................... 56 01/15/21 USD 800.00 USD 4,581 (183,960)
iShares Russell 2000 ETF ....................... 3,438 01/15/21 USD 210.00 USD 67,405 (115,173)
Johnson & Johnson ........................... 275 01/15/21 USD 165.00 USD 4,328 (19,113)
JPMorgan Chase & Co. ........................ 372 01/15/21 USD 115.00 USD 4,727 (449,190)
JPMorgan Chase & Co. ........................ 410 01/15/21 USD 110.00 USD 5,210 (704,175)
JPMorgan Chase & Co. ........................ 805 01/15/21 USD 120.00 USD 10,229 (593,688)
Lowe's Cos., Inc. ............................. 196 01/15/21 USD 170.00 USD 3,146 (10,486)
Mastercard , Inc. ............................. 240 01/15/21 USD 350.00 USD 8,567 (274,800)
Mastercard , Inc. ............................. 671 01/15/21 USD 365.00 USD 23,951 (278,465)
Micron Technology, Inc. ........................ 586 01/15/21 USD 80.00 USD 4,406 (98,741)
Morgan Stanley .............................. 814 01/15/21 USD 57.50 USD 5,578 (909,645)
Morgan Stanley .............................. 1,547 01/15/21 USD 62.50 USD 10,602 (978,478)
Morgan Stanley .............................. 2,457 01/15/21 USD 60.00 USD 16,838 (2,131,448)
NXP Semiconductors NV ....................... 266 01/15/21 USD 175.00 USD 4,230 (14,364)
Okta , Inc. .................................. 124 01/15/21 USD 290.00 USD 3,153 (11,966)
PayPal Holdings, Inc. .......................... 194 01/15/21 USD 240.00 USD 4,543 (78,570)
Penn National Gaming, Inc. ...................... 283 01/15/21 USD 110.00 USD 2,444 (8,207)
PPG Industries, Inc. ........................... 678 01/15/21 USD 140.00 USD 9,778 (386,460)
Raytheon Technologies Corp. .................... 1,267 01/15/21 USD 75.00 USD 9,060 (58,282)
ResMed , Inc. ............................... 163 01/15/21 USD 195.00 USD 3,465 (291,770)
SPDR S&P 500 ETF Trust ....................... 2,692 01/15/21 USD 380.00 USD 100,648 (605,700)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 1,198 01/15/21 USD 68.00 USD 7,008 (27,554)

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
TJX Cos., Inc. (The) ........................... 906 01/15/21 USD 70.00 USD 6,187 $ (83,805)
Truist Financial Corp. .......................... 561 01/15/21 USD 50.00 USD 2,689 (25,245)
Uber Technologies, Inc. ........................ 877 01/15/21 USD 55.00 USD 4,473 (48,674)
United Parcel Service, Inc. ...................... 466 01/15/21 USD 190.00 USD 7,847 (6,524)
US Bancorp ................................ 2,577 01/15/21 USD 45.00 USD 12,006 (559,209)
VanEck Vectors Semiconductor ETF ................ 242 01/15/21 USD 210.00 USD 5,286 (251,075)
Walmart, Inc. ............................... 287 01/15/21 USD 160.00 USD 4,137 (2,009)
Walt Disney Co. (The) ......................... 356 01/15/21 USD 175.00 USD 6,450 (295,480)
Walt Disney Co. (The) ......................... 619 01/15/21 USD 155.00 USD 11,215 (1,638,803)
Zoetis, Inc. ................................. 135 01/15/21 USD 175.00 USD 2,234 (6,413)
Zscaler , Inc. ................................ 181 01/15/21 USD 210.00 USD 3,615 (76,925)
Abbott Laboratories ........................... 393 02/19/21 USD 120.00 USD 4,303 (39,890)
Alibaba Group Holding Ltd. ...................... 677 02/19/21 USD 350.00 USD 15,756 (15,910)
Alphabet, Inc. ............................... 46 02/19/21 USD 2,000.00 USD 8,059 (55,430)
Alphabet, Inc. ............................... 103 02/19/21 USD 2,100.00 USD 18,044 (56,650)
Amazon.com, Inc. ............................ 11 02/19/21 USD 3,800.00 USD 3,583 (36,823)
Amazon.com, Inc. ............................ 27 02/19/21 USD 3,600.00 USD 8,794 (169,763)
Amazon.com, Inc. ............................ 48 02/19/21 USD 3,900.00 USD 15,633 (120,960)
Apple, Inc. ................................. 340 02/19/21 USD 140.00 USD 4,511 (152,150)
Apple, Inc. ................................. 687 02/19/21 USD 135.00 USD 9,116 (434,528)
Aptiv plc ................................... 693 02/19/21 USD 135.00 USD 9,029 (363,825)
Bank of America Corp. ......................... 1,605 02/19/21 USD 30.00 USD 4,865 (253,590)
Bank of America Corp. ......................... 1,906 02/19/21 USD 29.00 USD 5,777 (419,320)
Boston Scientific Corp. ......................... 1,062 02/19/21 USD 40.00 USD 3,818 (39,825)
Capri Holdings Ltd. ........................... 1,530 02/19/21 USD 55.00 USD 6,426 (93,330)
Comcast Corp. .............................. 1,623 02/19/21 USD 57.50 USD 8,505 (77,904)
ConocoPhillips .............................. 1,805 02/19/21 USD 55.00 USD 7,218 (22,563)
Exxon Mobil Corp. ............................ 960 02/19/21 USD 55.00 USD 3,957 (13,920)
Facebook, Inc. .............................. 148 02/19/21 USD 320.00 USD 4,043 (39,590)
Global Payments, Inc. ......................... 456 02/19/21 USD 230.00 USD 9,823 (180,120)
Global Payments, Inc. ......................... 465 02/19/21 USD 220.00 USD 10,017 (313,875)
Merck & Co., Inc. ............................. 524 02/19/21 USD 87.50 USD 4,286 (44,802)
Microsoft Corp. .............................. 183 02/19/21 USD 255.00 USD 4,070 (19,764)
Microsoft Corp. .............................. 189 02/19/21 USD 250.00 USD 4,204 (28,634)
Microsoft Corp. .............................. 382 02/19/21 USD 245.00 USD 8,496 (78,119)
Raytheon Technologies Corp. .................... 1,266 02/19/21 USD 75.00 USD 9,053 (249,402)
salesforce.com, Inc. ........................... 330 02/19/21 USD 280.00 USD 7,343 (19,800)
salesforce.com, Inc. ........................... 759 02/19/21 USD 260.00 USD 16,890 (116,127)
ServiceNow , Inc. ............................. 95 02/19/21 USD 580.00 USD 5,229 (190,000)
Societe Generale SA .......................... 2,297 02/19/21 EUR 20.00 EUR 3,910 (71,556)
SPDR S&P 500 ETF Trust ....................... 1,373 02/19/21 USD 400.00 USD 51,334 (146,225)
Starbucks Corp. ............................. 850 02/19/21 USD 110.00 USD 9,093 (248,625)
Walt Disney Co. (The) ......................... 244 02/19/21 USD 190.00 USD 4,421 (142,740)
Alibaba Group Holding Ltd. ...................... 581 03/19/21 USD 300.00 USD 13,522 (119,977)
Apple, Inc. ................................. 2,561 03/19/21 USD 150.00 USD 33,982 (883,545)
Bank of America Corp. ......................... 773 03/19/21 USD 33.00 USD 2,343 (54,497)
Bank of America Corp. ......................... 1,651 03/19/21 USD 30.00 USD 5,004 (312,039)
Bank of America Corp. ......................... 1,661 03/19/21 USD 28.00 USD 5,034 (523,215)
Citigroup, Inc. ............................... 534 03/19/21 USD 52.50 USD 3,293 (539,340)
Citigroup, Inc. ............................... 1,429 03/19/21 USD 70.00 USD 8,811 (179,340)
Goldman Sachs Group, Inc. (The) ................. 335 03/19/21 USD 270.00 USD 8,834 (391,950)
Gores Holdings IV, Inc. ......................... 1,432 03/19/21 USD 15.00 USD 1,880 (311,460)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 2,874 03/19/21 USD 140.00 USD 39,699 (182,499)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 4,068 03/19/21 USD 139.00 USD 56,191 (431,208)
iShares MSCI Brazil ETF ....................... 3,821 03/19/21 USD 45.00 USD 14,164 (131,825)
Johnson & Johnson ........................... 194 03/19/21 USD 170.00 USD 3,053 (46,463)
JPMorgan Chase & Co. ........................ 360 03/19/21 USD 135.00 USD 4,575 (122,400)
JPMorgan Chase & Co. ........................ 595 03/19/21 USD 140.00 USD 7,561 (130,008)
Lowe's Cos., Inc. ............................. 196 03/19/21 USD 175.00 USD 3,146 (72,520)
Lowe's Cos., Inc. ............................. 359 03/19/21 USD 190.00 USD 5,762 (45,055)
Mastercard , Inc. ............................. 254 03/19/21 USD 370.00 USD 9,066 (379,095)
NextEra Energy, Inc. .......................... 566 03/19/21 USD 85.00 USD 4,367 (53,770)
NVIDIA Corp. ............................... 47 03/19/21 USD 700.00 USD 2,454 (19,035)
PayPal Holdings, Inc. .......................... 238 03/19/21 USD 310.00 USD 5,574 (35,105)

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
34
Consolidated Schedule of Investments
(continued)
December 31, 2020
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Southwest Airlines Co. ......................... 768 03/19/21 USD 60.00 USD 3,580 $ (39,936)
Starbucks Corp. ............................. 359 03/19/21 USD 105.00 USD 3,841 (229,760)
Toll Brothers, Inc. ............................. 570 03/19/21 USD 55.00 USD 2,478 (32,775)
Truist Financial Corp. .......................... 551 03/19/21 USD 55.00 USD 2,641 (34,438)
Goldman Sachs Group, Inc. (The) ................. 116 04/16/21 USD 240.00 USD 3,059 (356,700)
SPDR S&P 500 ETF Trust ....................... 4,039 06/18/21 USD 400.00 USD 151,010 (2,841,437)
(34,376,298)
Put
Alphabet, Inc. ............................... 74 01/15/21 USD 1,320.00 USD 12,964 (3,700)
Amazon.com, Inc. ............................ 26 01/15/21 USD 2,695.00 USD 8,468 (6,110)
Amazon.com, Inc. ............................ 36 01/15/21 USD 2,740.00 USD 11,725 (10,404)
Apple, Inc. ................................. 909 01/15/21 USD 107.50 USD 12,062 (17,726)
Apple, Inc. ................................. 1,003 01/15/21 USD 102.50 USD 13,309 (15,547)
Apple, Inc. ................................. 1,308 01/15/21 USD 100.00 USD 17,356 (17,658)
Autodesk, Inc. ............................... 331 01/15/21 USD 210.00 USD 10,107 (4,965)
Bank of America Corp. ......................... 1,647 01/15/21 USD 20.00 USD 4,992 (3,294)
Bank of America Corp. ......................... 3,077 01/15/21 USD 22.00 USD 9,326 (4,616)
Capital One Financial Corp. ...................... 456 01/15/21 USD 77.50 USD 4,508 (5,244)
Comcast Corp. .............................. 1,843 01/15/21 USD 37.50 USD 9,657 (7,372)
DR Horton, Inc. .............................. 2,176 01/15/21 USD 60.00 USD 14,997 (26,112)
Freeport-McMoran , Inc. ........................ 533 01/15/21 USD 19.00 USD 1,387 (1,599)
Freeport-McMoran , Inc. ........................ 1,119 01/15/21 USD 18.00 USD 2,912 (1,119)
Home Depot, Inc. (The) ........................ 636 01/15/21 USD 250.00 USD 16,893 (48,972)
JPMorgan Chase & Co. ........................ 808 01/15/21 USD 80.00 USD 10,267 (3,232)
Mastercard , Inc. ............................. 247 01/15/21 USD 280.00 USD 8,816 (2,964)
Mastercard , Inc. ............................. 336 01/15/21 USD 300.00 USD 11,993 (9,240)
Merck & Co., Inc. ............................. 953 01/15/21 USD 72.50 USD 7,796 (10,960)
Micron Technology, Inc. ........................ 586 01/15/21 USD 57.50 USD 4,406 (6,446)
Microsoft Corp. .............................. 539 01/15/21 USD 180.00 USD 11,988 (7,007)
Morgan Stanley .............................. 1,547 01/15/21 USD 44.00 USD 10,602 (4,641)
NXP Semiconductors NV ....................... 266 01/15/21 USD 135.00 USD 4,230 (6,783)
PPG Industries, Inc. ........................... 678 01/15/21 USD 100.00 USD 9,778 (3,390)
Raytheon Technologies Corp. .................... 1,267 01/15/21 USD 55.00 USD 9,060 (13,304)
SPDR S&P 500 ETF Trust ....................... 4,066 01/15/21 USD 345.00 USD 152,020 (337,478)
SPDR S&P 500 ETF Trust ....................... 5,251 01/15/21 USD 330.00 USD 196,324 (217,917)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 1,198 01/15/21 USD 50.00 USD 7,008 (28,752)
Truist Financial Corp. .......................... 561 01/15/21 USD 35.00 USD 2,689 (8,415)
Union Pacific Corp. ........................... 420 01/15/21 USD 165.00 USD 8,745 (7,350)
Walmart, Inc. ............................... 287 01/15/21 USD 130.00 USD 4,137 (3,444)
Wayfair, Inc. ................................ 119 01/15/21 USD 230.00 USD 2,687 (155,890)
Zoetis, Inc. ................................. 135 01/15/21 USD 140.00 USD 2,234 (5,400)
CBOE Volatility Index .......................... 1,434 01/20/21 USD 18.00 USD 3,262 (14,340)
CBOE Volatility Index .......................... 5,715 01/20/21 USD 19.00 USD 13,002 (157,163)
CBOE Volatility Index .......................... 9,546 02/17/21 USD 17.00 USD 21,717 (167,055)
Alibaba Group Holding Ltd. ...................... 255 02/19/21 USD 240.00 USD 5,935 (441,150)
Alphabet, Inc. ............................... 24 02/19/21 USD 1,495.00 USD 4,205 (36,480)
Amazon.com, Inc. ............................ 13 02/19/21 USD 2,600.00 USD 4,234 (17,160)
Amazon.com, Inc. ............................ 13 02/19/21 USD 2,660.00 USD 4,234 (22,068)
Amazon.com, Inc. ............................ 34 02/19/21 USD 2,800.00 USD 11,074 (98,090)
Amazon.com, Inc. ............................ 48 02/19/21 USD 2,840.00 USD 15,633 (176,640)
Apple, Inc. ................................. 683 02/19/21 USD 100.00 USD 9,063 (40,297)
Aptiv plc ................................... 693 02/19/21 USD 105.00 USD 9,029 (71,033)
Bank of America Corp. ......................... 1,605 02/19/21 USD 20.00 USD 4,865 (6,420)
Bank of America Corp. ......................... 2,016 02/19/21 USD 26.00 USD 6,110 (50,400)
Boston Scientific Corp. ......................... 1,062 02/19/21 USD 31.00 USD 3,818 (28,143)
Capri Holdings Ltd. ........................... 1,530 02/19/21 USD 30.00 USD 6,426 (79,560)
Comcast Corp. .............................. 1,623 02/19/21 USD 42.50 USD 8,505 (32,460)
Facebook, Inc. .............................. 148 02/19/21 USD 235.00 USD 4,043 (58,460)
Global Payments, Inc. ......................... 456 02/19/21 USD 165.00 USD 9,823 (28,500)
Global Payments, Inc. ......................... 465 02/19/21 USD 155.00 USD 10,017 (33,713)
Microsoft Corp. .............................. 721 02/19/21 USD 185.00 USD 16,036 (73,542)
Raytheon Technologies Corp. .................... 1,266 02/19/21 USD 50.00 USD 9,053 (29,751)
salesforce.com, Inc. ........................... 466 02/19/21 USD 220.00 USD 10,370 (424,060)

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
salesforce.com, Inc. ........................... 759 02/19/21 USD 190.00 USD 16,890 $ (119,543)
SPDR S&P 500 ETF Trust ....................... 1,373 02/19/21 USD 290.00 USD 51,334 (93,364)
Starbucks Corp. ............................. 850 02/19/21 USD 80.00 USD 9,093 (17,425)
Volvo AB .................................. 1,036 02/19/21 SEK 180.00 SEK 20,078 (39,664)
Vulcan Materials Co. .......................... 291 02/19/21 USD 110.00 USD 4,316 (15,278)
Walmart, Inc. ............................... 551 02/19/21 USD 135.00 USD 7,943 (100,007)
Walt Disney Co. (The) ......................... 244 02/19/21 USD 140.00 USD 4,421 (17,080)
CBOE Volatility Index .......................... 9,546 03/17/21 USD 17.00 USD 21,717 (334,110)
Alibaba Group Holding Ltd. ...................... 581 03/19/21 USD 175.00 USD 13,522 (141,474)
Lowe's Cos., Inc. ............................. 359 03/19/21 USD 135.00 USD 5,762 (65,877)
Mastercard , Inc. ............................. 254 03/19/21 USD 280.00 USD 9,066 (51,435)
Truist Financial Corp. .......................... 551 03/19/21 USD 40.00 USD 2,641 (45,458)
SPDR S&P 500 ETF Trust ....................... 1,348 06/18/21 USD 250.00 USD 50,399 (293,864)
SPDR S&P 500 ETF Trust ....................... 216 12/17/21 USD 270.00 USD 8,076 (169,128)
(4,597,243)
$ (38,973,541)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR Gold Shares
(a)
......... Societe Generale SA 60,118 01/15/21 USD 192.00 USD 10,723 $ (2,986)
SPDR Gold Shares
(a)
......... Societe Generale SA 29,400 01/15/21 USD 190.00 USD 5,244 (6,468)
USD Currency .............. Morgan Stanley & Co. International plc — 01/21/21 JPY 108.00 USD 59,858 (3,417)
EUR Currency .............. BNP Paribas SA — 01/27/21 USD 1.34 EUR 56,900 (975)
Disco Corp. ............... Morgan Stanley & Co. International plc 2,193 02/12/21 JPY 36,564.18 JPY 76,207 (12,108)
FANUC Corp. .............. Goldman Sachs International 4,004 02/12/21 JPY 28,774.09 JPY 101,541 (6,905)
Hoya Corp. ................ Morgan Stanley & Co. International plc 28,026 02/12/21 JPY 15,276.93 JPY 399,931 (71,058)
Keyence Corp. ............. UBS AG 3,050 02/12/21 JPY 58,465.00 JPY 176,900 (58,507)
Kose Corp. ................ Goldman Sachs International 6,292 02/12/21 JPY 17,660.53 JPY 110,739 (49,302)
Recruit Holdings Co. Ltd. ...... BNP Paribas SA 20,019 02/12/21 JPY 4,721.15 JPY 86,502 (10,978)
Ryohin Keikaku Co. Ltd. ....... Goldman Sachs International 24,404 02/12/21 JPY 2,426.22 JPY 51,370 (5,417)
Shin-Etsu Chemical Co. Ltd. .... Morgan Stanley & Co. International plc 27,740 02/12/21 JPY 19,430.67 JPY 500,430 (69,598)
Sony Corp. ................ Goldman Sachs International 11,153 02/12/21 JPY 10,807.24 JPY 114,709 (23,008)
Suzuki Motor Corp. .......... Goldman Sachs International 49,380 02/12/21 JPY 6,201.82 JPY 236,135 (4,361)
Autodesk, Inc. .............. Nomura International plc 21,661 02/19/21 USD 275.00 USD 6,614 (763,494)
SPDR Gold Shares
(a)
......... Morgan Stanley & Co. International plc 24,345 02/19/21 USD 196.00 USD 4,342 (10,185)
SPDR Gold Shares
(a)
......... Morgan Stanley & Co. International plc 24,261 02/19/21 USD 194.00 USD 4,327 (24,868)
Union Pacific Corp. .......... Goldman Sachs International 36,409 02/19/21 USD 210.00 USD 7,581 (302,742)
Disco Corp. ............... Morgan Stanley & Co. International plc 2,193 03/12/21 JPY 38,226.19 JPY 76,207 (10,214)
FANUC Corp. .............. Goldman Sachs International 4,004 03/12/21 JPY 30,082.01 JPY 101,541 (6,999)
Hoya Corp. ................ Morgan Stanley & Co. International plc 28,026 03/12/21 JPY 15,971.34 JPY 399,931 (54,131)
Keyence Corp. ............. UBS AG 3,050 03/12/21 JPY 61,122.50 JPY 176,900 (46,584)
Kose Corp. ................ Goldman Sachs International 6,292 03/12/21 JPY 18,463.28 JPY 110,739 (44,081)
Recruit Holdings Co. Ltd. ...... BNP Paribas SA 20,019 03/12/21 JPY 4,935.74 JPY 86,502 (12,045)
Ryohin Keikaku Co. Ltd. ....... Goldman Sachs International 24,404 03/12/21 JPY 2,536.50 JPY 51,370 (6,731)
Shin-Etsu Chemical Co. Ltd. .... Morgan Stanley & Co. International plc 27,740 03/12/21 JPY 20,313.88 JPY 500,430 (57,635)
Sony Corp. ................ Goldman Sachs International 11,153 03/12/21 JPY 11,298.48 JPY 114,709 (17,809)
Suzuki Motor Corp. .......... Goldman Sachs International 49,380 03/12/21 JPY 6,483.72 JPY 236,135 (10,664)
adidas AG ................ Barclays Bank plc 21,803 03/19/21 EUR 340.00 EUR 6,495 (95,295)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 7,238 03/19/21 EUR 560.00 EUR 3,698 (56,755)
Safran SA ................. UBS AG 26,124 03/19/21 EUR 140.00 EUR 3,029 (52,292)
SPDR Gold Shares
(a)
......... Societe Generale SA 88,331 03/19/21 USD 195.00 USD 15,755 (95,935)
Starbucks Corp. ............ Citibank NA 43,626 03/19/21 USD 122.50 USD 4,667 (48,976)
SPDR Gold Shares
(a)
......... JPMorgan Chase Bank NA 83,175 04/16/21 USD 197.00 USD 14,835 (197,994)
(2,240,517)
Put
SPDR Gold Shares
(a)
......... Societe Generale SA 56,011 01/15/21 USD 166.00 USD 9,990 (14,282)

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
36
Consolidated Schedule of Investments
(continued)
December 31, 2020
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency .............. Morgan Stanley & Co. International plc — 01/21/21 JPY 100.00 USD 59,858 $ (31,546)
EUR Currency .............. BNP Paribas SA — 01/27/21 USD 1.10 EUR 37,934 (73)
Givaudan SA .............. UBS AG 591 02/19/21 CHF 3,540.00 CHF 2,204 (28,030)
SPDR Gold Shares
(a)
......... Morgan Stanley & Co. International plc 24,345 02/19/21 USD 162.00 USD 4,342 (15,943)
Union Pacific Corp. .......... Goldman Sachs International 36,409 02/19/21 USD 175.00 USD 7,581 (54,968)
WisdomTree Japan Hedged Equity
Fund .................. Goldman Sachs International 74,849 02/19/21 USD 43.00 USD 4,073 (16)
adidas AG ................ Barclays Bank plc 21,803 03/19/21 EUR 260.00 EUR 6,495 (204,929)
Givaudan SA .............. UBS AG 591 03/19/21 CHF 3,680.00 CHF 2,204 (72,214)
iShares Russell 2000 Value ETF . Goldman Sachs International 17,187 03/19/21 USD 114.08 USD 2,264 (57,668)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 7,238 03/19/21 EUR 450.00 EUR 3,698 (30,340)
Safran SA ................. UBS AG 26,124 03/19/21 EUR 100.00 EUR 3,029 (67,339)
SPDR Gold Shares
(a)
......... Societe Generale SA 44,165 03/19/21 USD 160.00 USD 7,877 (44,151)
Vanguard Small-Cap Value ETF .. Morgan Stanley & Co. International plc 15,840 03/19/21 USD 122.11 USD 2,253 (32,821)
SPDR Gold Shares
(a)
......... JPMorgan Chase Bank NA 51,533 04/16/21 USD 159.00 USD 9,191 (72,822)
(727,142)
$ (2,967,659)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
1.07% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 02/18/21 1.07 % USD 52,424 $ (178,317)
30-Year Interest Rate Swap
(a)
0.87% Semi-Annual 3 month LIBOR Quarterly Citibank NA 03/24/21 0.87 USD 15,296 (49,103)
30-Year Interest Rate Swap
(a)
0.50% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 06/04/21 0.50 USD 35,591 (100,442)
30-Year Interest Rate Swap
(a)
0.50% Semi-Annual 3 month LIBOR Quarterly BNP Paribas SA 06/11/21 0.50 USD 11,606 (35,205)
10-Year Interest Rate Swap
(a)
0.55% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/20/21 0.55 USD 18,939 (95,609)
5-Year Interest Rate Swap
(a)
. (0.02)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/08/22 (0.02) EUR 59,930 (1,527,125)
5-Year Interest Rate Swap
(a)
. (0.15)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/19/22 (0.15) EUR 15,814 (294,329)
5-Year Interest Rate Swap
(a)
. (0.13)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/19/22 (0.13) EUR 39,510 (777,693)
(3,057,823)
Put
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.39% Semi-Annual Citibank NA 02/08/21 0.39 USD 111,096 (436,774)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.24% Semi-Annual Citibank NA 02/08/21 1.24 USD 30,299 (1,537,102)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.87% Semi-Annual Bank of America NA 04/06/21 0.87 USD 106,560 (34,925)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.85% Semi-Annual Bank of America NA 04/06/21 0.85 USD 258,789 (94,515)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Morgan Stanley & Co.
International plc 09/20/21 1.40 USD 37,877 (313,828)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.02)% Annual Barclays Bank plc 04/08/22 (0.02) EUR 59,930 (118,749)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.15)% Annual Barclays Bank plc 04/19/22 (0.15) EUR 15,814 (51,946)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.13)% Annual Barclays Bank plc 04/19/22 (0.13) EUR 39,510 (120,211)
(2,708,050)
$ (5,765,873)

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.33.V1 ................... 1.00 % Quarterly 12/20/24 USD 302,896 $ (5,098,151) $ (5,277,527) $ 179,376
CDX.NA.HY.34.V9 ................... 5.00 Quarterly 06/20/25 USD 18,506 (1,745,622) 159,567 (1,905,189)
CDX.NA.IG.34.V1 ................... 1.00 Quarterly 06/20/25 USD 43,636 (726,928) (572,861) (154,067)
$ (7,570,701) $ (5,690,821) $ (1,879,880)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V1 . 5.00 % Quarterly 12/20/25 B+ EUR 24,253 $ 3,565,233 $ 2,101,456 $ 1,463,777
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month BA Semi-Annual 1.91% Semi-Annual N/A 07/09/21 CAD 240,208 $ 2,663,124 $ — $ 2,663,124
1.06% Semi-Annual 3 month LIBOR Quarterly N/A 03/27/22 USD 359,009 (4,840,322) — (4,840,322)
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/22 USD 202,105 (2,886,246) — (2,886,246)
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 71,709 (272,528) — (272,528)
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 01/24/25 USD 144,079 (8,350,561) 1,606 (8,352,167)
0.35% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/25 USD 54,783 53,723 — 53,723
3 month LIBOR Quarterly 0.37% Semi-Annual N/A 10/29/25 USD 158,782 (275,937) — (275,937)
3 month LIBOR Quarterly 0.46% Semi-Annual N/A 11/23/25 USD 43,983 87,222 — 87,222
0.69% Semi-Annual 3 month LIBOR Quarterly N/A 06/23/30 USD 17,492 326,668 — 326,668
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 08/17/30 USD 40,837 832,441 — 832,441
3 month LIBOR Quarterly 0.64% Semi-Annual N/A 08/21/30 USD 18,887 (432,759) — (432,759)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/14/30 USD 6,952 (141,638) — (141,638)
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 10,581 (235,590) — (235,590)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 10,581 184,302 — 184,302
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 8,465 (162,788) — (162,788)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 8,465 103,924 — 103,924
0.81% Semi-Annual 3 month LIBOR Quarterly N/A 11/23/30 USD 29,026 301,741 — 301,741
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 07/02/50 USD 12,949 1,683,906 — 1,683,906
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 07/21/50 USD 8,506 1,132,209 — 1,132,209
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 18,355 (1,531,912) — (1,531,912)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 4,323 (355,200) — (355,200)
3 month LIBOR Quarterly 1.07% Semi-Annual N/A 10/21/50 USD 12,759 (1,097,247) — (1,097,247)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 10/23/50 USD 27,206 933,413 — 933,413
3 month LIBOR Quarterly 0.97% Semi-Annual N/A 10/28/50 USD 10,346 (1,160,050) — (1,160,050)
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 10/28/50 USD 10,707 646,518 — 646,518
0.98% Semi-Annual 3 month LIBOR Quarterly N/A 10/29/50 USD 31,369 3,433,913 — 3,433,913
1.30% Semi-Annual 3 month LIBOR Quarterly N/A 11/19/50 USD 23,577 648,281 — 648,281
1.22% Semi-Annual 3 month LIBOR Quarterly N/A 11/27/50 USD 10,707 518,722 — 518,722
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 12/11/50 USD 7,800 (82,429) — (82,429)
3 month LIBOR Quarterly 1.20% Semi-Annual N/A 12/22/50 USD 41,893 (2,279,413) — (2,279,413)

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
38
Consolidated Schedule of Investments
(continued)
December 31, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/50 USD 10,707 $ 390,700 $ — $ 390,700
$ (10,163,813) $ 1,606 $ (10,165,419)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 2,962 $ 192,452 $ 410,406 $ (217,954)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. ...... 5.00 % Quarterly Barclays Bank plc 12/20/21 CCC USD 4,440 $ 16,119 $ (198,395) $ 214,514
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
GSCBBL8X Index ......... USD 2,077,489 Goldman Sachs International 01/22/21 USD 2,077 $ 254,345 $ — $ 254,345
GSCBBL8X Index ......... USD 17,342,669 Goldman Sachs International 01/25/21 USD 17,343 2,080,567 — 2,080,567
EURO STOXX Bank Index ... EUR (3,827,508)
Morgan Stanley & Co.
International plc 03/19/21 EUR 3,828 99,874 — 99,874
S&P 500 Index Annual Dividend
Future December 2021 .... USD 2,403,225 BNP Paribas SA 12/17/21 USD 2,403 371,250 — 371,250
$ 2,806,036 $ — $ 2,806,036
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest.
(c)
Amount includes $(20,910) of net dividends and financing fees.
(e)
Amount includes $(6,584) of net dividends and financing fees.
i
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
01/25/21-05/31/23 $ 14,254,688 $ 484,963
(c)
$ 14,760,561 0.3%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 (9,243,247) (348,824)
(e)
(9,585,487) 0.1
$ 136,139 $ 5,175,074
(b) (d)
Range: 18-175 basis points 18-83 basis points
Benchmarks: Intercontinental Exchange LIBOR: Intercontinental Exchange LIBOR:
USD 1 Week USD 1 Month
USD 1 Month USD Overnight Bank Funding Rate
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of
December 31, 2020, expiration dates 01/25/21-05/31/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Italy
Leonardo SpA ........... 3,078,209 $ 22,249,830 150.7%
Total Reference Entity — Long ............ 22,249,830
Reference Entity — Short
Canada
Alimentation Couche-Tard, Inc.,
Class B .............. (2,586) (88,130) (0.6)
China
BeiGene Ltd., ADR ........ (342) (88,369) (0.6)
China Conch Venture Holdings
Ltd. ................ (117,500) (571,762) (3.9)
China Evergrande Group .... (40,000) (76,883) (0.5)
China Literature Ltd. ....... (29,200) (229,556) (1.6)
China Molybdenum Co. Ltd.,
Class H .............. (300,000) (196,290) (1.3)
China Resources Gas Group
Ltd. ................ (32,000) (170,094) (1.1)
China Resources Land Ltd. .. (8,000) (32,967) (0.2)
China Vanke Co. Ltd., Class H (13,200) (45,569) (0.3)
COSCO SHIPPING Holdings Co.
Ltd., Class H .......... (172,000) (206,209) (1.4)
GSX Techedu , Inc., ADR .... (1,310) (67,740) (0.5)
Longfor Group Holdings Ltd. .. (72,500) (424,087) (2.9)
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H ... (55,000) (262,901) (1.8)
TravelSky Technology Ltd., Class
H .................. (32,000) (77,309) (0.5)
Xiaomi Corp., Class B ...... (52,600) (223,565) (1.5)
ZhongAn Online P&C Insurance
Co. Ltd., Class H ....... (5,000) (23,301) (0.2)
Shares Value
% of Basket
Value
China (continued)
Zhongsheng Group Holdings
Ltd. ................ (6,000) $ (42,860) (0.3) %
Zijin Mining Group Co. Ltd.,
Class H .............. (90,000) (101,968) (0.7)
(2,841,430)
Denmark
Orsted A/S .............. (1,022) (209,107) (1.4)
Vestas Wind Systems A/S ... (246) (58,112) (0.4)
(267,219)
France
Air Liquide SA ........... (937) (153,618) (1.0)
Airbus SE .............. (875) (96,026) (0.6)
Bouygues SA ............ (6,313) (259,641) (1.8)
Vinci SA ............... (1,875) (186,768) (1.3)
(696,053)
Hong Kong
Evergrande ............. (392) — —
Sino Biopharmaceutical Ltd. .. (157,000) (151,409) (1.0)
(151,409)
Italy
Atlantia SpA ............. (11,041) (199,378) (1.3)
Macau
Galaxy Entertainment Group
Ltd. ................ (7,000) (54,492) (0.4)
Norway
Equinor ASA ............ (9,998) (168,731) (1.1)
Poland
Polskie Gornictwo Naftowe i
Gazownictwo SA ....... (54,336) (81,135) (0.6)
South Korea
Celltrion Healthcare Co. Ltd. .. (2,658) (399,683) (2.7)

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
40
Consolidated Schedule of Investments
(continued)
December 31, 2020
Shares Value
% of Basket
Value
South Korea (continued)
Korea Shipbuilding & Offshore
Engineering Co. Ltd. ..... (2,202) $ (220,535) (1.5) %
(620,218)
Spain
Grifols SA .............. (3,220) (94,013) (0.6)
Sweden
Investor AB, Class B ....... (572) (41,632) (0.3)
Telia Co. AB ............. (26,462) (109,284) (0.7)
(150,916)
Taiwan
Catcher Technology Co. Ltd. .. (6,000) (44,118) (0.3)
E.Sun Financial Holding Co. Ltd. (102,000) (92,838) (0.6)
Hotai Motor Co. Ltd. ....... (2,000) (45,897) (0.3)
(182,853)
United Kingdom
Prudential plc ............ (14,187) (260,870) (1.8)
United States
Boeing Co. (The) ......... (1,713) (366,685) (2.5)
Honeywell International, Inc. .. (755) (160,589) (1.1)
Keurig Dr Pepper, Inc. ...... (4,277) (136,864) (0.9)
PPL Corp. .............. (5,676) (160,063) (1.1)
Public Storage ........... (1,211) (279,656) (1.9)
Simon Property Group, Inc. .. (6,198) (528,565) (3.6)
(1,632,422)
Total Reference Entity — Short ............ (7,489,269)
Net Value of Reference Entity — Citibank NA .. $ 14,760,561
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of December 31, 2020, expiration date 02/08/23:
Reference Entity — Short
Australia
Afterpay Ltd. ............ (672) (61,088) 0.6
National Australia Bank Ltd. .. (17,000) (296,375) 3.1
Ramsay Health Care Ltd. .... (2,595) (124,692) 1.3
Scentre Group ........... (163,280) (350,724) 3.7
Transurban Group ......... (10,511) (110,763) 1.1
(943,642)
Brazil
Hapvida Participacoes e
Investimentos SA ....... (90,355) (266,570) 2.8
Magazine Luiza SA ........ (61,761) (296,154) 3.1
Raia Drogasil SA ......... (26,566) (127,705) 1.3
(690,429)
Canada
Canadian National Railway Co. (647) (71,130) 0.7
Canadian Natural Resources
Ltd. ................ (951) (22,854) 0.2
CGI, Inc. ............... (1,885) (149,553) 1.6
Franco-Nevada Corp. ...... (589) (73,850) 0.8
Rogers Communications, Inc.,
Class B .............. (751) (34,963) 0.4
(352,350)
Shares Value
% of Basket
Value
China
Aluminum Corp. of China Ltd.,
Class H .............. (330,000) $ (116,180) 1.2%
Bilibili , Inc., ADR .......... (1,126) (96,521) 1.0
China Gas Holdings Ltd. .... (18,400) (72,914) 0.8
China Southern Airlines Co. Ltd.,
Class H .............. (490,000) (292,881) 3.0
Geely Automobile Holdings Ltd. (67,000) (229,415) 2.4
Great Wall Motor Co. Ltd., Class
H .................. (123,500) (424,913) 4.4
Innovent Biologics, Inc. ..... (4,000) (42,240) 0.4
iQIYI , Inc., ADR .......... (13,032) (227,800) 2.4
NIO, Inc., ADR ........... (1,146) (55,856) 0.6
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H .............. (12,000) (27,149) 0.3
Shenzhou International Group
Holdings Ltd. .......... (7,300) (143,067) 1.5
Tsingtao Brewery Co. Ltd., Class
H .................. (8,000) (83,815) 0.9
XPeng , Inc., ADR ......... (3,956) (169,436) 1.8
(1,982,187)
Germany
Fresenius Medical Care AG &
Co. KGaA ............ (2,957) (246,576) 2.6
Hong Kong
Link REIT .............. (21,700) (197,074) 2.0
Japan
Fast Retailing Co. Ltd. ...... (400) (358,672) 3.8
Nippon Paint Holdings Co. Ltd. (2,300) (252,730) 2.6
ORIX Corp. ............. (9,500) (146,149) 1.5
SoftBank Group Corp. ...... (1,300) (100,926) 1.1
Sysmex Corp. ........... (500) (60,163) 0.6
(918,640)
Luxembourg
ArcelorMittal SA .......... (2,539) (58,067) 0.6
Peru
Credicorp Ltd. ........... (1,690) (277,194) 2.9
Poland
CD Projekt SA ........... (475) (35,027) 0.4
South Africa
Capitec Bank Holdings Ltd. ... (3,820) (373,578) 3.9
Shoprite Holdings Ltd. ...... (8,281) (78,893) 0.8
Vodacom Group Ltd. ....... (20,529) (173,774) 1.8
(626,245)
South Korea
AMOREPACIFIC Group
(Preference) .......... (353) (11,644) 0.1
Samsung C&T Corp. ....... (797) (101,453) 1.1
(113,097)
Spain
Aena SME SA ........... (710) (123,433) 1.3
Amadeus IT Group SA ...... (4,261) (314,536) 3.3
Ferrovial SA ............. (4,328) (119,671) 1.2
(557,640)

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
Shares Value
% of Basket
Value
Switzerland
Chocoladefabriken Lindt &
Spruengli AG .......... (57) $ (555,593) 5.8%
Schindler Holding AG ...... (134) (36,239) 0.4
(591,832)
Taiwan
Mega Financial Holding Co. Ltd. (43,000) (45,640) 0.5
Taiwan Mobile Co. Ltd. ...... (9,000) (31,679) 0.3
(77,319)
United Kingdom
Compass Group plc ........ (13,903) (259,310) 2.7
London Stock Exchange Group
plc ................. (2,737) (337,846) 3.5
(597,156)
Shares Value
% of Basket
Value
United States
Chipotle Mexican Grill, Inc. ... (19) $ (26,348) 0.3%
CSX Corp. .............. (1,647) (149,465) 1.6
Dollar General Corp. ....... (256) (53,837) 0.6
Dollar Tree, Inc. .......... (812) (87,728) 0.9
Hormel Foods Corp. ....... (4,561) (212,588) 2.2
Intercontinental Exchange, Inc. (861) (99,265) 1.0
Roper Technologies, Inc. .... (757) (326,335) 3.4
Ross Stores, Inc. ......... (426) (52,317) 0.5
Welltower , Inc. ........... (2,774) (179,256) 1.9
Xcel Energy, Inc. .......... (2,008) (133,873) 1.4
(1,321,012)
Total Reference Entity — Short ............ (9,585,487)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (9,585,487)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
3 month BA .......................................... Canadian Bankers Acceptances 0.48%
3 month LIBOR ....................................... London Interbank Offered Rate 0.24
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.53)
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 2,262,629 $ (5,850,388) $ 15,583,960 $ (26,165,482) $ —
OTC Swaps ..................................................... 410,406 (198,395) 3,505,513 (566,778) —
Options Written ................................................... N/A N/A 24,454,578 (23,347,161) (48,088,530)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
42
Consolidated Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 1,370,352 $ — $ 1,173,505 $ — $ 2,543,857
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 25,964,390 — — 25,964,390
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — 66,804,664 2,332,033 7,322,387 88,105 76,547,189
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,643,153 — — 13,940,807 — 15,583,960
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 624,920 3,290,999 — — — 3,915,919
$ — $ 2,268,073 $ 71,466,015 $ 28,296,423 $ 22,436,699 $ 88,105 $ 124,555,315
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 20,704,552 — 1,359,170 — 22,063,722
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 13,654,607 — — 13,654,607
Options written
(b)
Options written at value ..................... — — 42,286,646 36,011 5,765,873 — 48,088,530
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 2,059,256 — — 24,106,226 — 26,165,482
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 416,349 348,824 — — — 765,173
$ — $ 2,475,605 $ 63,340,022 $ 13,690,618 $ 31,231,269 $ — $ 110,737,514
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the year ended December 31, 2020, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (52,766,679) $ — $ 61,807,500 $ — $ 9,040,821
Forward foreign currency exchange contracts .... — — — (19,927,024) — — (19,927,024)
Options purchased
(a)
.................... — (37,226) 16,704,206 (11,478,299) (15,587,091) — (10,398,410)
Options written ........................ — 186,706 56,381,839 9,468,152 15,313,403 — 81,350,100
Swaps .............................. — 2,567,042 6,518,012 — (4,192,997) — 4,892,057
$ — $ 2,716,522 $ 26,837,378 $ (21,937,171) $ 57,340,815 $ — $ 64,957,544
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (20,020,694) — 13,661 — (20,007,033)
Forward foreign currency exchange contracts .... — — — (334,244) — — (334,244)
Options purchased
(b)
.................... — — 6,629,224 780,549 1,332,874 (137,995) 8,604,652
Options written ........................ — — (3,745,086) 81,454 (1,509,948) — (5,173,580)
Swaps .............................. — 1,221,637 6,524,858 — (10,679,272) — (2,932,777)
$ — $ 1,221,637 $ (10,611,698) $ 527,759 $ (10,842,685) $ (137,995) $ (19,842,982)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 910,827,915
Average notional value of contracts — short ................................................................................. 1,395,236,262
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 613,037,778
Average amounts sold — in USD ........................................................................................ 936,120,124
Options:
Average value of option contracts purchased ................................................................................ 62,881,504
Average value of option contracts written ................................................................................... 56,351,032
Average notional value of swaption contracts purchased ......................................................................... 585,151,252
Average notional value of swaption contracts written ........................................................................... 1,163,631,042
Credit default swaps:
Average notional value — buy protection ................................................................................... 345,632,409
Average notional value — sell protection ................................................................................... 25,556,838
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 857,588,379
Average notional value — receives fixed rate ................................................................................ 362,361,753
Total return swaps:
Average notional value ............................................................................................... 26,699,478
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 1,090,531 $ 5,922,459
Forward foreign currency exchange contracts ................................................................. 25,964,390 13,654,607
Options
(a)(b)
........................................................................................ 76,547,189 48,088,530
Swaps — Centrally cleared ............................................................................. — 434,993
Swaps — OTC
(c)
.................................................................................... 3,915,919 765,173
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 107,518,029 $ 68,865,762
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(56,603,245) (45,330,993)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 50,914,784 $ 23,534,769
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
44
Consolidated Schedule of Investments
(continued)
December 31, 2020
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 2,223,396 $ (2,223,396) $ — $ — $ —
Barclays Bank plc ................................ 6,592,668 (4,280,058) — — 2,312,610
BNP Paribas SA ................................. 1,018,973 (1,018,973) — — —
Citibank NA .................................... 7,053,826 (3,340,175) — (2,050,073) 1,663,578
Credit Suisse International .......................... 1,729,092 (381,457) — (1,347,635) —
Deutsche Bank AG ............................... 735,465 (15,559) — (710,000) 9,906
Goldman Sachs International ........................ 6,912,106 (768,988) — (4,160,000) 1,983,118
HSBC Bank plc .................................. 2,046,185 (1,877,119) — (169,066) —
JPMorgan Chase Bank NA .......................... 8,713,954 (1,923,448) — — 6,790,506
JPMorgan Chase Bank NA
(e)
......................... 327,839 (270,816) — — 57,023
Morgan Stanley & Co. International plc .................. 12,202,334 (949,051) — (6,131,000) 5,122,283
Morgan Stanley & Co. International plc
(e)
................. 227,080 (50,996) — (20,000) 156,084
Nomura International plc ........................... 592,130 (592,130) — — —
Societe Generale SA
(e)
............................. 454,484 (163,822) — — 290,662
UBS AG ...................................... 85,252 (85,252) — — —
$ 50,914,784 $ (17,941,240) $ — $ (14,587,774) $ 18,385,770
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(f)
Cash
Collateral
Pledged
(f)
Net Amount of
Derivative
Liabilities
(d)(g)
Bank of America NA .............................. $ 3,227,347 $ (2,223,396) $ — $ (1,003,951) $ —
Barclays Bank plc ................................ 4,280,058 (4,280,058) — — —
BNP Paribas SA ................................. 5,197,222 (1,018,973) — — 4,178,249
Citibank NA .................................... 3,340,175 (3,340,175) — — —
Credit Suisse International .......................... 381,457 (381,457) — — —
Deutsche Bank AG ............................... 15,559 (15,559) — — —
Goldman Sachs International ........................ 768,988 (768,988) — — —
HSBC Bank plc .................................. 1,877,119 (1,877,119) — — —
JPMorgan Chase Bank NA .......................... 1,923,448 (1,923,448) — — —
JPMorgan Chase Bank NA
(e)
......................... 270,816 (270,816) — — —
Morgan Stanley & Co. International plc .................. 949,051 (949,051) — — —
Morgan Stanley & Co. International plc
(e)
................. 50,996 (50,996) — — —
Nomura International plc ........................... 763,494 (592,130) — — 171,364
Societe Generale SA
(e)
............................. 163,822 (163,822) — — —
UBS AG ...................................... 325,217 (85,252) (239,965) — —
$ 23,534,769 $ (17,941,240) $ (239,965) $ (1,003,951) $ 4,349,613
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Represents derivatives owned by the BlackRock Cayman Global Allocation V.I. Fund I, Ltd., a wholly-owned subsidiary of the Fund. See Note 1 of the Notes to Consolidated Financial
Statements.
(f)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(g)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Cayman Islands ........................................ $ — $ 25,960,412 $ — $ 25,960,412
Ireland .............................................. — 3,537,188 319,217 3,856,405
Netherlands ........................................... — 854,343 — 854,343
United States .......................................... — 19,666,019 1,382,321 21,048,340
Common Stocks:
Argentina ............................................ 2,946,662 — — 2,946,662
Australia ............................................. — 10,600,392 6,288,328 16,888,720
Brazil ............................................... 2,745,642 921,372 — 3,667,014
Canada ............................................. 62,314,346 — — 62,314,346
China ............................................... 60,391,950 154,499,713 — 214,891,663
Denmark ............................................. — 11,619,322 — 11,619,322
Finland .............................................. — 22,670,222 — 22,670,222
France .............................................. 94,272 238,172,622 — 238,266,894
Germany ............................................ 11,381,215 204,933,666 — 216,314,881
Hong Kong ........................................... — 56,650,761 — 56,650,761
India ............................................... — 29,605,332 — 29,605,332
Indonesia ............................................ — 2,667,010 — 2,667,010
Ireland .............................................. — 9,437,180 — 9,437,180
Italy ................................................ — 132,755,146 — 132,755,146
Japan ............................................... — 214,690,004 — 214,690,004
Mexico .............................................. 271,039 — — 271,039
Netherlands ........................................... 39,174,532 209,839,681 — 249,014,213
Norway .............................................. 1,381,302 — — 1,381,302
Poland .............................................. — 114,732 — 114,732
Portugal ............................................. — 1,556,194 — 1,556,194
Saudi Arabia .......................................... 19,524 — — 19,524
Singapore ............................................ — 6,373,819 — 6,373,819
South Africa ........................................... 103,540 2,820,540 — 2,924,080
South Korea .......................................... — 42,036,303 — 42,036,303
Spain ............................................... — 26,069,704 — 26,069,704
Sweden ............................................. — 78,383,292 — 78,383,292
Switzerland ........................................... 3,569,782 64,244,326 — 67,814,108
Taiwan .............................................. — 99,781,205 — 99,781,205
Thailand ............................................. — 4,066,135 — 4,066,135
Turkey .............................................. — 343,591 — 343,591
United Arab Emirates .................................... — — 5 5
United Kingdom ........................................ 71,480,592 87,540,202 — 159,020,794
United States .......................................... 3,702,605,732 77,516,612 10,059,030 3,790,181,374
Zambia .............................................. 10,591,403 — — 10,591,403
Corporate Bonds
Australia ............................................. — 3,372,208 36,680,721 40,052,929
Brazil ............................................... — 11,230,822 — 11,230,822
Canada ............................................. — 6,121,098 — 6,121,098
Cayman Islands ........................................ — 179,348 — 179,348
Chile ............................................... — 975,459 — 975,459
China ............................................... — 4,800 — 4,800
Colombia ............................................ — 1,813,826 — 1,813,826
Congo, Democratic Republic of the ........................... — 1,227,288 — 1,227,288
France .............................................. — 5,722,707 — 5,722,707
Greece .............................................. — 5,683,412 — 5,683,412
Hong Kong ........................................... — 562,061 — 562,061
India ............................................... — 1,305,709 1 1,305,710
Indonesia ............................................ — 568,971 — 568,971
Ireland .............................................. — 260,008 — 260,008

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
46
Consolidated Schedule of Investments
(continued)
December 31, 2020
Level 1 Level 2 Level 3 Total
Israel ............................................... $ — $ 1,249,828 $ — $ 1,249,828
Kuwait .............................................. — 1,324,387 — 1,324,387
Luxembourg .......................................... — 14,590,006 — 14,590,006
Macau .............................................. — 823,978 — 823,978
Mexico .............................................. — 1,372,510 — 1,372,510
Netherlands ........................................... — 1,992,848 — 1,992,848
Panama ............................................. — 753,622 — 753,622
Peru ................................................ — 351,265 — 351,265
South Africa ........................................... — 945,755 — 945,755
South Korea .......................................... — 384,020 — 384,020
Spain ............................................... — 1,699,505 — 1,699,505
Switzerland ........................................... — 5,852,667 — 5,852,667
Tanzania, United Republic of ............................... — 315,650 — 315,650
Turkey .............................................. — — 2,193,500 2,193,500
United Arab Emirates .................................... — 1,279,409 — 1,279,409
United Kingdom ........................................ — 26,106,749 — 26,106,749
United States .......................................... — 350,762,640 — 350,762,640
Zambia .............................................. — 1,634,850 — 1,634,850
Floating Rate Loan Interests:
Canada ............................................. — 10,044,947 — 10,044,947
France .............................................. — 21,052,197 — 21,052,197
Germany ............................................ — — 12,343,307 12,343,307
Luxembourg .......................................... — 8,100,383 — 8,100,383
Netherlands ........................................... — 30,027,588 — 30,027,588
United States .......................................... — 32,497,377 30,190,800 62,688,177
Foreign Agency Obligations ................................. — 18,351,724 — 18,351,724
Foreign Government Obligations .............................. — 721,627,491 — 721,627,491
Investment Companies .................................... 502,219,633 — — 502,219,633
Municipal Bonds ......................................... — 6,208,211 — 6,208,211
Non-Agency Mortgage-Backed Securities ........................ — 56,313,178 — 56,313,178
Other Interests .......................................... — 7,219,518 — 7,219,518
Preferred Securities:
Brazil ............................................... — 2,126,317 — 2,126,317
China ............................................... — — 11,713,471 11,713,471
Germany ............................................ — 226,503 — 226,503
India ............................................... — — 3,097,485 3,097,485
Jersey .............................................. — — 3,701,680 3,701,680
United Kingdom ........................................ — — 36,765,029 36,765,029
United States .......................................... 36,295,360 79,267,105 53,777,238 169,339,703
U.S. Government Sponsored Agency Securities .................... — 1,181,006 — 1,181,006
U.S. Treasury Obligations ................................... — 332,244,314 — 332,244,314
Warrants .............................................. 412 — 370,686 371,098
Short-Term Securities:
Money Market Funds ...................................... 29,360,501 — — 29,360,501
Time Deposits .......................................... — 5,736,475 — 5,736,475
U.S. Treasury Obligations ................................... — 159,992,047 — 159,992,047
Options Purchased:
Equity contracts .......................................... 55,512,714 11,291,950 — 66,804,664
Foreign currency exchange contracts ........................... — 2,332,033 — 2,332,033
Interest rate contracts ...................................... — 7,322,387 — 7,322,387
Other contracts .......................................... — — 88,105 88,105
Liabilities:
Investments Sold Short .................................... (48,764,937) — — (48,764,937)
Subtotal ....................................................
$ 4,543,695,216 $ 3,803,557,197 $ 208,970,924 $ 8,556,223,337
Investments valued at NAV
(a)
...................................... 352,621,386
$ —
Total Investments .............................................. $ 8,908,844,723
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 1,857,667 $ — $ 1,857,667
Equity contracts ........................................... 1,370,352 3,290,999 — 4,661,351
Foreign currency exchange contracts ............................ — 25,964,390 — 25,964,390
Interest rate contracts ....................................... 1,173,505 13,940,807 — 15,114,312
Liabilities:
Credit contracts ........................................... — (2,277,210) — (2,277,210)

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
Level 1 Level 2 Level 3 Total
Equity contracts ........................................... $ (59,678,093) $ (3,661,929) $ — $ (63,340,022)
Foreign currency exchange contracts ............................ — (13,690,618) — (13,690,618)
Interest rate contracts ....................................... (1,359,170) (29,872,099) — (31,231,269)
$ (58,493,406) $ (4,447,993) $ — $ (62,941,399)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Options
Purchased
Preferred
Securities Warrants Total
Investments:
Assets:
Opening balance, as of December 31, 2019 .................. $ — $ 15,053,541 $ 38,151,469 $ — $ — $ 38,429,122 $ — $ 91,634,132
Transfers into level 3 ................................ — 8,713,622 — — — — — 8,713,622
Transfers out of level 3 ............................... — (11,055,162) — — — — — (11,055,162)
Other
(a)
......................................... — 11,055,162 — — — (11,055,162) — —
Accrued discounts/premiums ............................ (333) — (36,641) 60,796 — — — 23,822
Net realized gain ................................... — 3,221 — 1,144 — 107 — 4,472
Net change in unrealized appreciation (depreciation)
(b)(c)
.......... 46,973 (7,296,991) (633,842) (4,052,780) (137,995) 33,265,290 370,686 21,561,341
Purchases ........................................ 1,654,898 8,212,150 1,393,236 46,601,132 226,100 56,193,815 — 114,281,331
Sales ........................................... — (8,338,180) — (76,185) — (7,778,269) — (16,192,634)
Closing balance, as of December 31, 2020 ...................
$ 1,701,538 $ 16,347,363 $ 38,874,222 $ 42,534,107 $ 88,105 $ 109,054,903 $ 370,686 $ 208,970,924
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020
(c)
.........................
$ 46,973 $ (7,139,628) $ (633,842) $ (4,052,780) $ (137,995) $ 34,328,086 $ 370,686 $ 22,781,500
(a)
Certain Level 3 investments were re-classified between Preferred Stocks and Common Stocks.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

2020
BlackRock Annual Report To Shareholders
BlackRock Global Allocation V.I. Fund
48
Consolidated Schedule of Investments
(continued)
December 31, 2020
See notes to consolidated financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $37,657,288. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks ........................... $ 16,347,354 Income Discount Rate 16% —
Market Revenue Multiple 15.00x —
EBITDA Multiple 13.50x —
Volatility 57% —
Time to Exit 1.4 —
Corporate Bonds ........................... 38,874,221 Income Discount Rate 16% – 29% 17%
Floating Rate Loan Interests .................... 6,666,472 Income Discount Rate 10% – 11% 10%
Preferred Stocks
(b)(c)
......................... 109,054,903 Market Revenue Multiple 3.50x – 15.50x 8.33x
Time to Exit 0.8 – 2.5 1.7
Volatility 44% – 62% 56%
Recent Transactions — —
Warrants ................................ 370,686 Market Revenue Multiple 7.25x - 9.85x 8.35x
Time to Exit 0.8 – 2.4 1.7
Volatility 44% - 62% 52%
$ 171,313,636
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end December 31, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $11,019,739 changed to Current Value Method. The investments were previously valued utilizing PWERM approach. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end December 31, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $5,822,217 changed to Current Value Method. The investments were previously valued utilizing Transaction Price Approach. The change was due to consideration of the information that was available at the time the investments were valued.

Consolidated Statement of Assets and Liabilities
December 31, 2020

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock
Global
Allocation V.I.
Fund
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $343,740,182) (cost — $6,485,547,971) ....................................... $ 8,238,020,769
Investments at value — affiliated (cost — $721,953,524) ............................................................................... 719,588,891
Cash ................................................................................................................. 59,670,719
Cash pledged: –
Collateral — OTC derivatives ................................................................................................ 2,470,000
Futures contracts ........................................................................................................ 64,393,000
Centrally cleared swaps .................................................................................................... 18,036,000
Foreign currency at value (cost — $5,672,579) ...................................................................................... 3,521,007
Receivables: –
Investments sold ........................................................................................................ 7,943,900
Securities lending income — affiliated .......................................................................................... 129,373
Capital shares sold ....................................................................................................... 1,136,584
Dividends — affiliated ..................................................................................................... 713
Dividends — unaffiliated ................................................................................................... 4,537,827
Interest — unaffiliated ..................................................................................................... 13,914,965
Variation margin on futures contracts ........................................................................................... 1,090,531
Swap premiums paid ....................................................................................................... 410,406
Unrealized appreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 25,964,390
OTC swaps ............................................................................................................ 3,505,513
Prepaid expenses ......................................................................................................... 89,108
Total assets .............................................................................................................
9,164,423,696
LIABILITIES
Investments sold short at value (proceeds $50,527,763) ................................................................................ 48,764,937
Cash received as collateral for OTC derivatives ..................................................................................... 16,221,073
Collateral on securities loaned at value ........................................................................................... 352,652,155
Options written at value (premium received $49,195,947) .............................................................................. 48,088,530
Payables: –
Investments purchased .................................................................................................... 80,313,846
Swaps   .............................................................................................................. 218,769
Capital shares redeemed ................................................................................................... 5,192,431
Deferred foreign capital gain tax .............................................................................................. 1,277,057
Distribution fees ......................................................................................................... 1,511,864
Investment advisory fees .................................................................................................. 4,461,776
Directors' and Officer's fees ................................................................................................. 31,800
Other affiliate fees ....................................................................................................... 68,831
Variation margin on futures contracts ........................................................................................... 5,922,459
Variation margin on centrally cleared swaps ...................................................................................... 434,993
Other accrued expenses ................................................................................................... 6,486,564
Swap premiums received .................................................................................................... 198,395
Unrealized depreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 13,654,607
OTC swaps ............................................................................................................ 566,778
Total liabilities ............................................................................................................
586,066,865
NET ASSETS ............................................................................................................
$ 8,578,356,831
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 6, 866 , 085 , 421
Accumulated earnings ...................................................................................................... 1, 712 , 271 , 410
NET ASSETS ............................................................................................................
$ 8,578,356,831

Consolidated Statement of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report To Shareholders
50
BlackRock Global
Allocation V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 1,368,516,162
Shares outstanding .................................................................................................
70,220,188
Net asset value ....................................................................................................
$ 19.49
Shares authorized ..................................................................................................
400 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 243,361,081
Shares outstanding .................................................................................................
12,537,969
Net asset value ....................................................................................................
$ 19.41
Shares authorized ..................................................................................................
200 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 6,966,479,588
Shares outstanding .................................................................................................
427,751,247
Net asset value ....................................................................................................
$ 16.29
Shares authorized ..................................................................................................
1.5 billion
Par value ........................................................................................................
$ 0.10
See notes to consolidated financial statements.

Consolidated Statement of Operations
Year Ended December 31, 2020

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock
Global
Allocation V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 6,052,115
Dividends — unaffiliated ................................................................................................... 79,286,957
Interest — unaffiliated .................................................................................................... 48,060,562
Securities lending income — affiliated — net ..................................................................................... 1,386,651
Foreign taxes withheld .................................................................................................... (3,275,355)
Total investment income .....................................................................................................
131,510,930
EXPENSES
Investment advisory ...................................................................................................... 49,984,104
Distribution — class specific ................................................................................................ 16,307,457
Transfer agent — class specific .............................................................................................. 14,418,984
Custodian ............................................................................................................. 629,906
Accounting services ...................................................................................................... 571,003
Printing and postage ..................................................................................................... 442,068
Directors and Officer ..................................................................................................... 121,740
Professional ........................................................................................................... 54,744
Transfer agent .......................................................................................................... 28,560
Miscellaneous .......................................................................................................... 156,030
Total expenses excluding dividend expense ........................................................................................
82,714,596
Dividends expense — affiliated ................................................................................................ 146,235
Dividends expense — unaffiliated ............................................................................................... 344,516
Total expenses ...........................................................................................................
83,205,347
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (749,154)
Transfer agent fees reimbursed — class specific ................................................................................... (8,954,996)
Total expenses after fees waived and/or reimbursed ..................................................................................
73,501,197
Net investment income ......................................................................................................
58,009,733
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from: $ –
Investments — affiliated ................................................................................................. 1,745,166
Investments — unaffiliated (net of $(757,277) foreign capital gain tax) ................................................................... 368,051,181
Forward foreign currency exchange contracts ................................................................................... (19,927,024)
Foreign currency transactions ............................................................................................. 1,090,768
Futures contracts ...................................................................................................... 9,040,821
Options written ....................................................................................................... 81,350,100
Short sales — unaffiliated ................................................................................................ 4,868,732
Swaps ............................................................................................................. 4,892,057
A
451,111,801
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. 15,108,121
Investments — unaffiliated (net of $876,155 foreign capital gain tax) .................................................................... 1,004,594,353
Forward foreign currency exchange contracts ................................................................................... (334,244)
Foreign currency translations .............................................................................................. (2,317,492)
Futures contracts ...................................................................................................... (20,007,033)
Options written ....................................................................................................... (5,173,580)
Short sales — unaffiliated ................................................................................................ 2,024,230
Swaps ............................................................................................................. (2,932,777)
A
990,961,578
Net realized and unrealized gain ...............................................................................................
1,442,073,379
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 1,500,083,112

Consolidated Statements of Changes in Net Assets

2020
BlackRock Annual Report To Shareholders
52
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 58,009,733 $ 115,829,332
Net realized gain .................................................................................. 451,111,801 336,187,714
Net change in unrealized appreciation (depreciation) .......................................................... 990,961,578 956,230,734
Net increase in net assets resulting from operations .............................................................
1,500,083,112 1,408,247,780
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (79,993,028) (53,305,190)
  Class II ....................................................................................... (13,937,498) (9,837,909)
  Class III ....................................................................................... (471,472,143) (342,314,609)
Decrease in net assets resulting from distributions to shareholders ...................................................
(565,402,669) (405,457,708)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(476,189,342) (1,858,035,783)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 458,491,101 (855,245,711)
Beginning of year .................................................................................... 8,119,865,730 8,975,111,441
End of year ........................................................................................
$ 8,578,356,831 $ 8,119,865,730
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Global Allocation V.I. Fund
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 17.11 $ 15.19 $ 17.26 $ 15.51 $ 15.09
Net investment income
(a)
.....................................
0.17 0.26 0.26 0.22 0.22
Net realized and unrealized gain (loss) ...........................
3.41 2.45 (1.52) 1.92 0.40
Net increase (decrease) from investment operations ....................
3.58 2.71 (1.26) 2.14 0.62
Distributions
(b)
– – – – –
From net investment income ..................................
(0.24) (0.22) (0.17) (0.22) (0.20)
From net realized gain .......................................
(0.96) (0.57) (0.64) (0.17) —
Total distributions ...........................................
(1.20) (0.79) (0.81) (0.39) (0.20)
Net asset value, end of year ...................................
$ 19.49 $ 17.11 $ 15.19 $ 17.26 $ 15.51
Total Return
(c)
21.08% 17.92% (7.34)% 13.86% —
Based on net asset value ......................................
21.08% 17.92% (7.34)% 13.86% 4.11%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.84% 0.74% 0.75% 0.72% 0.74%
Total expenses after fees waived and/or reimbursed ....................
0.73% 0.73% 0.74% 0.72% 0.74%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and broker fees and expenses on short sales .....
0.73% 0.73% 0.73% 0.70% 0.73%
Net investment income .......................................
0.95% 1.60% 1.53% 1.32% 1.47%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,368,516 $ 1,192,769 $ 2,091,197 $ 2,306,034 $ 2,107,145
Portfolio turnover rate ........................................
161% 198% 144% 118% 135%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.02% —% 0.01% 0.01% —%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report To Shareholders
54
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Global Allocation V.I. Fund
Class II
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 17.05 $ 15.14 $ 17.21 $ 15.46 $ 15.04
Net investment income
(a)
.....................................
0.14 0.23 0.23 0.19 0.20
Net realized and unrealized gain (loss) ...........................
3.39 2.44 (1.52) 1.93 0.40
Net increase (decrease) from investment operations ....................
3.53 2.67 (1.29) 2.12 0.60
Distributions
(b)
– – – – –
From net investment income ..................................
(0.21) (0.19) (0.14) (0.20) (0.18)
From net realized gain .......................................
(0.96) (0.57) (0.64) (0.17) —
Total distributions ...........................................
(1.17) (0.76) (0.78) (0.37) (0.18)
Net asset value, end of year ...................................
$ 19.41 $ 17.05 $ 15.14 $ 17.21 $ 15.46
Total Return
(c)
20.88% 17.76% (7.52)% 13.74% —
Based on net asset value ......................................
20.88% 17.76% (7.52)% 13.74% 3.96%
Ratios to Average Net Assets
(d)
Total expenses .............................................
1.02% 1.02% 1.04% 1.00% 1.02%
Total expenses after fees waived and/or reimbursed ....................
0.88% 0.88% 0.89% 0.87% 0.89%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and broker fees and expenses on short sales .....
0.88% 0.88% 0.88% 0.85% 0.88%
Net investment income .......................................
0.80% 1.41% 1.34% 1.17% 1.33%
Supplemental Data
Net assets, end of year (000) ....................................
$ 243,361 $ 224,159 $ 213,919 $ 258,564 $ 229,492
Portfolio turnover rate ........................................
161% 198% 144% 118% 135%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.02% —% 0.01% 0.01% —%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
55
Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Global Allocation V.I. Fund
Class III
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 14.47 $ 12.95 $ 14.84 $ 13.37 $ 13.04
Net investment income
(a)
.....................................
0.10 0.19 0.19 0.17 0.16
Net realized and unrealized gain (loss) ...........................
2.88 2.08 (1.31) 1.66 0.34
Net increase (decrease) from investment operations ....................
2.98 2.27 (1.12) 1.83 0.50
Distributions
(b)
– – – – –
From net investment income ..................................
(0.20) (0.18) (0.13) (0.19) (0.17)
From net realized gain .......................................
(0.96) (0.57) (0.64) (0.17) —
Total distributions ...........................................
(1.16) (0.75) (0.77) (0.36) (0.17)
Net asset value, end of year ...................................
$ 16.29 $ 14.47 $ 12.95 $ 14.84 $ 13.37
Total Return
(c)
20.79% 17.67% (7.58)% 13.71% —
Based on net asset value ......................................
20.79% 17.67% (7.58)% 13.71% 3.81%
Ratios to Average Net Assets
(d)
Total expenses .............................................
1.11% 1.14% 1.14% 1.13% 1.12%
Total expenses after fees waived and/or reimbursed ....................
0.98% 0.98% 0.99% 1.00% 0.99%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and broker fees and expenses on short sales .....
0.98% 0.98% 0.98% 0.98% 0.98%
Net investment income .......................................
0.70% 1.32% 1.28% 1.15% 1.22%
Supplemental Data
Net assets, end of year (000) ....................................
$ 6,966,480 $ 6,702,938 $ 6,669,996 $ 8,233,615 $ 8,139,218
Portfolio turnover rate ........................................
161% 198% 144% 118% 135%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.02% —% 0.01% 0.01% —%
See notes to consolidated financial statements.

Notes to Consolidated Financial Statements
2020
BlackRock Annual Report To Shareholders
56
ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The consolidated financial statements presented are for BlackRock
Global Allocation V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund  include the accounts of BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the
“Subsidiary”), which is a wholly-owned subsidiary of the Fund  and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables  the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund  may invest up to 25% of its total assets in the Subsidiary.
The net assets of the Subsidiary as of period end were $122,013,658 , which is 1.4%  of the Fund's  consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to  the Fund , except that the Subsidiary may invest without limitation in commodity-related instruments.
SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Consolidated Statement of Assets and Liabilities.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Notes to Consolidated Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
58
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets . Stripped mortgage-backed securities may be privately issued.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior

Notes to Consolidated Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
60
debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation
(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the fund had the following unfunded floating rate loan interests:
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate the Fund to make future cash payments. As of December 31, 2020, the Fund had outstanding commitments of $7,452,600. These commitments are not included in the net assets of the Fund as of December 31, 2020.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Consolidated Statement of Assets and Liabilities.  Securities segregated as collateral are denoted in the Consolidated Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Consolidated Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Consolidated Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase.
A gain, limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Opendoor , Term Loan ............................................... $ 5,302,400 $ 5,302,400 $ 5,302,400 $ –

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stocks/preferred stocks/affiliated and unaffiliated investment companies in the Fund’s
Consolidated Schedule of Investments, and the value of any related collateral are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S.
Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated
Schedule of Investments.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Barclays Capital, Inc. ................................................... $ 26,255,441 $ (26,255,441) $ —
BofA Securities, Inc. .................................................... 101,768,247 (101,768,247) —
Citigroup Global Markets, Inc. ............................................. 9,894,510 (9,894,510) —
Credit Suisse Securities (USA) LLC ......................................... 46,082,141 (46,082,141) —
Deutsche Bank Securities, Inc. ............................................. 541,604 (541,604) —
Goldman Sachs & Co. .................................................. 108,473,835 (108,473,835) —
Jefferies LLC ......................................................... 21,423 (21,423) —
JP Morgan Securities LLC ................................................ 5,228,734 (5,228,734) —
Morgan Stanley & Co. LLC ............................................... 13,226 (13,226) —
National Financial Services LLC ............................................ 28,902,381 (28,902,381) —
SG Americas Securities LLC .............................................. 3,210,774 (3,210,774) —
State Street Bank & Trust Co. ............................................. 898,327 (898,327) —
TD Prime Services LLC ................................................. 1,476,876 (1,476,876) —
UBS Securities LLC .................................................... 10,972,663 (10,972,663) —
$ 343,740,182 $ (343,740,182) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.

Notes to Consolidated Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
62
an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund purchases and writes options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or
“cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options - The Fund purchases and writes foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the
Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the
Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and
Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated
Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Notes to Consolidated Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
64
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Subsidiary.
For the year ended December 31, 2020, the Fund reimbursed the Manager $81,324 for certain accounting services, which is included in accounting services in the
Consolidated Statement of Operations.
Average Daily Net Assets
Investment
Advisory Fees
First $6 Billion ......................................................................................................... 0.65%
$6 Billion - $8 Billion ..................................................................................................... 0.61
$8 Billion - $10 Billion .................................................................................................... 0.59
$10 Billion - $15 Billion ................................................................................................... 0.57
Greater than $15 Billion .................................................................................................. 0.55

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2020, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2020, the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Consolidated Statement of Operations.
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors  who are not "interested persons" of the Company , as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended December 31, 2020, the amount waived was $15,308.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended December 31, 2020, the Manager waived $733,846 in investment advisory fees pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed — class specific in the Consolidated Statement of Operations. For the year ended December 31, 2020, class specific expense reimbursements were as follows:
Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Distribution
Fees
Class II ......................................................................................................... $ 322,630
Class III ......................................................................................................... 15,984,827
$ 16,307,457
Class I .......................................................................................................... $ 1,993,290
Class II ......................................................................................................... 434,981
Class III ......................................................................................................... 11,990,713
$ 14,418,984
Class I ................................................................................................................
0.07%
Class II ...............................................................................................................
0.07
Class III ...............................................................................................................
0.07
Transfer Agent Fees
Reimbursed
Class I .......................................................................................................... $ 1,156,880
Class II ......................................................................................................... 284,364
Class III ......................................................................................................... 7,513,752
$ 8,954,996

Notes to Consolidated Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
66
The Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For
the year ended December 31, 2020, the Fund paid BIM $278,714 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Consolidated Statement of Operations.
Other Transactions : The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2020, the purchase and sale transactions and any net realized gains (losses) with affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Class I ............................................................................................................. 1.25%
Class II ............................................................................................................ 1.40
Class III ............................................................................................................ 1.50
Purchases ............................................................................................................... $ 5,303,814
Sales ................................................................................................................... 5,272,013
Net Realized Gain .......................................................................................................... 99,975

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, including paydowns and excluding short-term investments, were as follows:
RULE-ABOVE
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's consolidated financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of period end, the following permanent differences attributable to investment in wholly-owned subsidiaries were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
U.S. Government Securities Other Securities
Purchases Sales
Purchases
Sales
Global Allocation V.I. .................................................. $ 946,507,561 $ 1,486,301,845 $ 10,569,781,088 $ 10,222,388,661
Paid-in capital ........................................................................................................... $ 20,199,690
Accumulated e arnings (loss) ................................................................................................. (20,199,690)
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 430,947,991 $ 307,763,094
Long-term capital gains ........................................................................................ 134,454,678 97,694,614
$ 565,402,669 $ 405,457,708
Undistributed ordinary income ............................................................................................. $ 173,590,200
Undistributed long-term capital gains ......................................................................................... 13,669,237
Net unrealized gains (losses)
(a)
............................................................................................ 1,525,011,973
$ 1,712,271,410
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accounting for swap agreements, the classification of investments, investment in a wholly owned subsidiary and dividends recognized for tax purposes.
Tax cost ........................................................................................................... $ 7,250,120,821
Gross unrealized appreciation ............................................................................................ $ 1,888,488,848
Gross unrealized depreciation ............................................................................................ (187,265,128)
Net unrealized appreciation (depreciation) .................................................................................... $ 1,701,223,720

Notes to Consolidated Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
68
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the
Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
4,760,199 $ 83,520,363 4,995,044 $ 82,768,726
Shares issued in reinvestment of distributions ........................
4,011,126 76,848,043 2,991,028 50,879,664
Shares redeemed .........................................
(8,261,008) (143,407,126) (75,955,193) (1,254,809,730)
Net increase (decrease) .......................................
510,317 $ 16,961,280 (67,969,121) $ (1,121,161,340)
Class II
Shares sold .............................................
736,262 $ 13,118,809 219,540 $ 3,637,138
Shares issued in reinvestment of distributions ........................
730,862 13,937,498 580,600 9,837,910
Shares redeemed .........................................
(2,077,689) (34,169,681) (1,781,414) (29,175,794)
Net decrease ..............................................
(610,565) $ (7,113,374) (981,274) $ (15,700,746)
Class III
Shares sold .............................................
5,868,298 $ 87,028,784 4,496,421 $ 63,308,040
Shares issued in reinvestment of distributions ........................
29,443,468 471,472,143 23,779,931 342,314,610
Shares redeemed .........................................
(70,805,119) (1,044,538,175) (79,939,440) (1,126,796,347)
Net decrease ..............................................
(35,493,353) $ (486,037,248) (51,663,088) $ (721,173,697)
Total Net Decrease
(35,593,601) $ (476,189,342) (120,613,483) $ (1,858,035,783)

Report of Independent Registered Public Accounting Firm
2020
BlackRock Annual Report To Shareholders
70
To the Shareholders of BlackRock Global Allocation V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc.
(the “Fund”), including the consolidated schedule of investments, as of December 31, 2020, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the
Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
SGD Singapore Dollar
SEK Swedish Krona
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Fund

Money Market Overview
For the 12-Month Period Ended December 31, 2020
2020
BlackRock Annual Report To Shareholders
2
Entering 2020, the economy was in a good place and interest rate policy was appropriate according to the Fed. However, this outlook quickly changed upon the imposition of dramatic measures taken by authorities around the world to stem the spread of the coronavirus pandemic. In response, the Fed quickly enacted a series of unprecedented measures to channel credit to businesses and households and smooth market functioning.
In an unprecedented move, the Fed issued two “emergency” rate cuts in March, ultimately reducing the Federal Funds target rate range from 1.50%-1.75% to 0.00%-0.25%.
This range was consistent through the remainder of 2020 and reinforced by Fed Chair Jerome Powell’s comments that “we are not even thinking about thinking about raising interest rates” later in the year.
In a nod to 2008, the Fed also revived the following programs and facilities: the Commercial Paper Funding Facility to backstop the purchase of high-quality commercial paper from U.S. issuers; the Primary Dealer Credit Facility to provide low cost funding against a broad range of collateral including commercial paper; and the Term Asset-
Backed Securities Loan Facility to purchase asset-backed securities. Other notable actions included the creation of new facilities to purchase investment grade corporate debt through the Primary Market Corporate Credit Facility and Secondary Market Corporate Credit Facility.
The Fed also introduced a few additional programs such as the Money Market Mutual Fund Liquidity Facility to purchase commercial paper and domestic and Yankee certificates of deposit from prime money market funds, and municipal debt and variable rate demand notes from municipal money market funds.
Complementing the Fed’s sweeping measures, a $2.2 trillion fiscal aid package was signed into law by President Donald Trump along with a series of coordinated global fiscal and monetary actions. As a result of this substantial fiscal deal, U.S. Treasury bill supply dramatically increased and remained robust until the second half of the year when supply contracted over $150 billion and became a challenge for front-end investors.
The three-month London Interbank Offered Rate ("LIBOR") overnight indexed swap (“LIBOR-OIS”) spread — a gauge of stress in the financial system — increased from a low of about 12 basis points (0.12%) in February 2020 to around 132 basis points (1.32%) at the end of the March 2020. The blow out of this spread signaled stress in the markets and the unwillingness of market makers to take on risk and provide liquidity.
Because of the uncertainty introduced by COVID-19, there was an increased demand for liquidity across markets, or a “flight to quality,” resulting in a significant premium for front-end liquidity. U.S. Treasury bills traded in the secondary market with a negative yield at the end of March, highlighting this demand.
As investors sought liquidity, assets of money market mutual funds rose to an all-time high of $4.2 trillion during the first half of the year, most of which entered U.S.
government funds. After the volatility in March 2020, the market began to find its footing and asset valuations ticked higher. Normalization would continue for the remainder of the year as spreads were seen to significantly compress.
In the summer of 2020, Fed Chair Powell released a series of statements pertaining to the long-term recovery and monetary policies. Powell noted that the Fed will tolerate the economy “running hot” for quite some time before any monetary tools are scaled back, and the Fed’s stance on inflation was revised to tolerate a booming economy that fosters an increase in prices of goods and services. In summary, the Fed will remain extremely accommodative over the next few years and is looking to achieve an inflation that is moderately above 2% for “quite some time.”
After several days of counting mail-in ballots, the unprecedented 2020 presidential election was concluded, and former Vice President and Senator Joe Biden was announced the winner. The makeup of the Senate, however, remained uncertain at year end as the country awaited the results from the Georgia run-off races held January 5, 2021. The uncertain implications of this race weighed heavily on the front-end and rates space at year end.
The three-month LIBOR set a record low of under 0.21% on November 20, 2020. The three-month LIBOR-OIS spread trended slightly above its low point of 0.12% for the past 12 months and finished the fourth quarter of 2020 at 0.16%, despite the blow out earlier in the year. In general, we expect limited commercial paper supply will keep spreads largely contained in the near term.
Excess reserves in the banking system remain plentiful, and are likely to increase, in our view, in the months ahead as a result of continuing asset purchases by the Fed along with the expected reduction in the Treasury General Account. We thus believe yields on U.S. treasury bills and repurchase agreements could be pressured lower in 2021.
Money market mutual fund industry assets fell $107 billion during the fourth quarter of 2020. Government money market funds experienced $38 billion of outflows while assets of prime money market funds fell $61 billion. These declines occurred despite a general weakening in certain economic measures from an increase in coronavirus cases and related restrictions on activity.
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Summary
as of December 31, 2020
3
Fund Summary
BlackRock Government Money Market V.I. Fund
Investment Objective
BlackRock Government Money Market V.I. Fund’s (the “Fund”) investment objective is to seek to preserve capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing.
Fund Information
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yield 7-Day Yield
BlackRock Government Money Market V.I. Fund ..... 0.00% 0.00%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the
7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 48%
U.S. Government Sponsored Agency Obligations .............. 28
Repurchase Agreements ............................... 22
Other Assets Less Liabilities ............................ 2
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,000.00 $ 0.90 $ 1,000.00 $ 1,024.23 $ 0.92 0.18%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2020
BlackRock Annual Report to Shareholders
BlackRock Government Money Market V.I. Fund
4
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations — 28.4%
Federal Farm Credit Bank Discount Notes
(a)
:
0.06% ,  01/19/21 .................. USD 1,230 $ 1,229,791
0.06% ,  01/20/21 .................. 270 269,875
0.07% ,  02/12/21 .................. 1,040 1,039,478
0.09% ,  03/11/21 .................. 1,000 999,674
0.09% ,  03/17/21 .................. 1,040 1,039,415
0.09% ,  04/01/21 .................. 5,000 4,998,125
0.10% ,  06/01/21 .................. 1,155 1,154,080
0.10% ,  06/30/21 .................. 1,085 1,084,403
0.10% ,  07/01/21 .................. 3,010 3,007,730
0.10% ,  07/21/21 .................. 505 504,605
Federal Farm Credit Bank Variable Rate
Notes
(b)
:
(SOFR + 0.08%), 0.17% ,  01/14/21 ...... 380 380,000
(SOFR + 0.11%), 0.20% ,  01/15/21 ...... 705 705,000
(LIBOR USD 1 Month + 0.05%),
0.20% ,  04/16/21 ................ 1,185 1,185,000
(US Treasury 3 Month Bill Money Market
Yield + 0.26%), 0.36% ,  06/17/21 ..... 795 794,964
(LIBOR USD 1 Month + 0.16%),
0.31% ,  07/01/21 ................ 645 645,000
(US Treasury 3 Month Bill Money Market
Yield + 0.23%), 0.32% ,  07/08/21 ..... 455 455,000
(LIBOR USD 1 Month + 0.11%),
0.26% ,  07/09/21 ................ 260 260,000
(LIBOR USD 1 Month + 0.13%),
0.28% ,  10/08/21 ................ 300 300,000
(LIBOR USD 1 Month + 0.11%),
0.26% ,  11/12/21 ................ 225 225,000
(SOFR + 0.19%), 0.28% ,  11/18/21 ...... 375 375,000
(US Treasury 3 Month Bill Money Market
Yield + 0.15%), 0.25% ,  12/13/21 ..... 535 534,495
(SOFR + 0.18%), 0.27% ,  01/14/22 ...... 870 870,000
(US Treasury 3 Month Bill Money Market
Yield + 0.12%), 0.22% ,  05/02/22 ..... 270 269,978
(SOFR + 0.05%), 0.14% ,  05/05/22 ...... 3,000 2,999,816
(SOFR + 0.19%), 0.28% ,  07/14/22 ...... 590 590,000
(US Federal Funds Effective Rate
(continuous series) + 0.18%),
0.27% ,  07/20/22 ................ 2,030 2,029,689
(SOFR + 0.10%), 0.19% ,  09/02/22 ...... 320 320,000
(SOFR + 0.06%), 0.15% ,  10/21/22 ...... 1,915 1,915,000
(SOFR + 0.08%), 0.16% ,  11/03/22 ...... 1,040 1,040,000
Federal Home Loan Bank:
0.17% ,  05/13/21 .................. 1,575 1,574,986
0.20% ,  06/17/21 .................. 480 479,983
Federal Home Loan Bank Discount Notes
(a)
:
0.16% ,  01/04/21 .................. 210 209,997
0.05% ,  01/15/21 .................. 1,755 1,754,929
0.06% ,  01/20/21 .................. 1,355 1,354,929
0.06% ,  01/29/21 .................. 4,000 3,999,695
0.07% ,  02/03/21 .................. 205 204,987
0.07% ,  02/17/21 .................. 1,000 999,896
0.09% ,  03/17/21 .................. 2,265 2,264,627
0.09% ,  03/19/21 .................. 1,510 1,509,722
0.09% ,  03/24/21 .................. 1,000 999,797
0.10% ,  05/19/21 .................. 110 109,958
0.10% ,  06/11/21 .................. 840 839,249
Federal Home Loan Bank Variable Rate
Notes
(b)
:
(LIBOR USD 3 Month - 0.17%),
0.06% ,  01/08/21 ................ 700 700,000
(SOFR + 0.05%), 0.14% ,  01/22/21 ...... 310 310,000
(SOFR + 0.04%), 0.13% ,  02/09/21 ...... 1,825 1,824,967
(SOFR + 0.08%), 0.17% ,  03/04/21 ...... 560 560,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(SOFR + 0.12%), 0.20% ,  03/12/21 ...... USD 890 $ 890,000
(SOFR + 0.11%), 0.20% ,  03/25/21 ...... 1,000 1,000,000
(LIBOR USD 1 Month - 0.01%),
0.14% ,  04/05/21 ................ 1,555 1,555,000
(SOFR + 0.17%), 0.26% ,  04/09/21 ...... 870 870,000
(LIBOR USD 1 Month - 0.02%),
0.13% ,  04/27/21 ................ 865 864,921
(SOFR + 0.08%), 0.16% ,  07/08/21 ...... 650 650,000
(SOFR + 0.09%), 0.18% ,  09/10/21 ...... 1,580 1,580,000
(SOFR + 0.12%), 0.21% ,  10/13/21 ...... 4,000 4,000,000
(SOFR + 0.12%), 0.21% ,  02/28/22 ...... 1,265 1,265,000
(SOFR + 0.07%), 0.16% ,  04/28/22 ...... 345 345,000
(SOFR + 0.06%), 0.15% ,  12/16/22 ...... 2,425 2,425,000
Federal Home Loan Mortgage Corp.,
1.13%, 08/12/21 ................. 330 331,989
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
:
(SOFR + 0.18%), 0.27% ,  12/13/21 ...... 1,390 1,390,000
(SOFR + 0.07%), 0.16% ,  11/10/22 ...... 755 755,000
Federal National Mortgage Association,
1.38%, 10/07/21 ................. 465 469,382
Federal National Mortgage Association Variable
Rate Notes
(b)
:
(SOFR + 0.36%), 0.45% ,  01/20/22 ...... 2,600 2,600,000
(SOFR + 0.35%), 0.44% ,  04/07/22 ...... 985 985,000
(SOFR + 0.39%), 0.48% ,  04/15/22 ...... 1,470 1,470,000
Total U.S. Government Sponsored Agency Obligations — 28.4%
(Cost: $74,365,132) ............................... 74,365,132
U.S. Treasury Obligations — 47.6%
U.S. Treasury Bills
(a)
:
0.00%, 01/05/21 .................. 11,485 11,484,903
0.01%, 01/07/21 .................. 4,000 3,999,937
0.04%, 01/21/21 .................. 6,781 6,781,136
0.05%, 01/28/21 .................. 25,000 24,998,350
0.07%, 02/02/21 .................. 5,155 5,154,496
0.05%, 02/04/21 .................. 12,000 11,998,923
0.06%, 02/11/21 .................. 1,740 1,739,762
0.07%, 02/16/21 .................. 2,000 1,999,693
0.06%, 02/23/21 .................. 11,160 11,158,357
0.06%, 02/25/21 .................. 2,000 1,999,450
0.08%, 03/02/21 .................. 1,000 999,868
0.07%, 03/04/21 .................. 8,000 7,998,622
0.07%, 03/23/21 .................. 1,000 999,809
0.08%, 04/29/21 .................. 2,000 1,999,279
0.08%, 05/20/21 .................. 1,335 1,334,175
0.08%, 06/01/21 .................. 5,500 5,497,809
0.08%, 06/24/21 .................. 1,984 1,983,137
0.09%, 08/12/21 .................. 810 809,298
0.09%, 11/04/21 .................. 1,637 1,635,215
0.10%, 12/02/21 .................. 4,635 4,630,655
0.10%, 12/30/21 .................. 5,000 4,994,454

BlackRock Government Money Market V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes:
2.00%, 01/15/21 .................. USD 350 $ 350,218
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 0.23%, 04/30/21
(b)
.... 170 169,953
2.25%, 04/30/21 .................. 3,000 3,020,786
(US Treasury 3 Month Bill Money Market
Yield + 0.22%), 0.32%, 07/31/21
(b)
.... 1,000 1,000,000
2.75%, 09/15/21 .................. 5,000 5,092,694
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield + 0.30%), 0.40%, 10/31/21
(b)
.... USD 590 $ 590,291
Total U.S. Treasury Obligations — 47.6%
(Cost: $124,421,270) .............................. 124,421,270
Total Repurchase Agreements — 22.0%
(Cost: $57,500,000) ............................... 57,500,000
Total Investments — 98.0%
(Cost: $256,286,402 )
(c)
............................. 256,286,402
Other Assets Less Liabilities — 2.0% .................... 5,111,227
Net Assets — 100.0% ............................... $ 261,397,629
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. .... 0.08% 12/31/20 01/04/21 $ 6,000 $ 6,000 $ 6,000,053
U.S. Government
Sponsored Agency
Obligations, 4.37% to
4.63%, due 11/20/64 to
12/20/68 .......... $ 7,573,304 $ 6,120,000
$ – $ –
BNP Paribas SA ..... 0.08 12/31/20 01/04/21 5,000 5,000 5,000,044
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.00%, due
01/01/22 to 01/01/49 . 12,276,595 5,109,127
$ – $ –
Goldman Sachs & Co.
LLC ............ 0.13 12/29/20 01/05/21 4,000 4,000 4,000,101
U.S. Treasury
Obligations, 0.00% to
1.75%, due 03/31/22 to
05/15/48 .......... 5,996,974 4,080,000
$ – $ –
JP Morgan Securities
LLC ............ 0.06 12/31/20 01/04/21 7,000 7,000 7,000,047
U.S. Treasury
Obligations, 0.00% to
2.00%, due 03/16/21 to
11/15/43 .......... 7,006,223 7,140,001
0.24
(a)
12/31/20 02/08/21 3,500 3,500 3,500,925
U.S. Government
Sponsored Agency
Obligation, 3.00%, due
07/20/46 .......... 11,122,480 3,675,010
$ – $ –
$ 10,500 $ 10,815,011
$ – $ –
Mizuho Securities USA
LLC ............ 0.07 12/31/20 01/04/21 5,000 5,000 5,000,039
U.S. Treasury Obligation,
0.63%, due 08/15/30 . 5,220,000 5,100,012
$ – $ –
Societe Generale SA .. 0.05 12/31/20 01/04/21 10,000 10,000 10,000,056
U.S. Treasury
Obligations, 0.00% to
2.75%, due 01/31/21 to
08/15/36 .......... 9,203,376 10,200,000
$ – $ –
TD Securities USA LLC . 0.05 12/31/20 01/04/21 6,000 6,000 6,000,033
U.S. Treasury
Obligations, 0.13% to
1.50%, due 10/31/21 to
09/15/23 .......... 6,069,600 6,120,090
$ – $ –

2020
BlackRock Annual Report to Shareholders
BlackRock Government Money Market V.I. Fund
6
Schedule of Investments
(continued)
December 31, 2020
.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Wells Fargo Securities
LLC ............ 0.06% 12/31/20 01/04/21 $ 11,000 $ 11,000 $ 11,000,073
U.S. Treasury Obligation,
3.13%, due 02/15/43 . $ 8,503,900 $ 11,220,103
$ – $ –
$ 57,500 $ 58,764,343
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 256,286,402 $ — $ 256,286,402

Statement of Assets and Liabilities
December 31, 2020
7
Financial Statements
See notes to financial statements.
BlackRock
Government
Money Market
V.I. Fund
ASSETS
Investments at value — unaffiliated (cost — $198,786,402) .............................................................................. $ 198,786,402
Cash ................................................................................................................. 6,224,648
Repurchase agreements at value (cost — $57,500,000) ............................................................................... 57,500,000
Receivables: –
Capital shares sold ....................................................................................................... 22,145
Interest — unaffiliated ..................................................................................................... 75,112
Prepaid expenses ......................................................................................................... 1,987
Total assets .............................................................................................................
262,610,294
LIABILITIES
Payables: –
Investments purchased .................................................................................................... 999,868
Capital shares redeemed ................................................................................................... 55,441
Investment advisory fees .................................................................................................. 15,761
Directors' and Officer's fees ................................................................................................. 2,226
Other affiliate fees ....................................................................................................... 1,853
Other accrued expenses ................................................................................................... 137,516
Total liabilities ............................................................................................................
1,212,665
NET ASSETS ............................................................................................................
$ 261,397,629
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 261,383,652
Accumulated earnings ...................................................................................................... 13,977
NET ASSETS ............................................................................................................
$ 261,397,629

Statement of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report To Shareholders
8
See notes to financial statements.
BlackRock
Government
Money Market
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 261,397,629
Shares outstanding .................................................................................................
261,383,188
Net asset value ....................................................................................................
$ 1.00
Shares authorized ..................................................................................................
3.3 billion
Par value ........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2020
9
Financial Statements
See notes to financial statements.
BlackRock
Government
Money Market
V.I. Fund
INVESTMENT INCOME
Interest — unaffiliated .................................................................................................... $ 1,208,147
Total investment income .....................................................................................................
1,208,147
EXPENSES
Investment advisory ...................................................................................................... 1,075,541
Transfer agent .......................................................................................................... 97,946
Printing and postage ..................................................................................................... 90,302
Professional ........................................................................................................... 59,865
Accounting services ...................................................................................................... 40,541
Custodian ............................................................................................................. 13,900
Directors and Officer ..................................................................................................... 10,799
Miscellaneous .......................................................................................................... 4,397
Total expenses ...........................................................................................................
1,393,291
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (787,616)
Transfer agent fees reimbursed .............................................................................................. (92,946)
Total expenses after fees waived and/or reimbursed ..................................................................................
512,729
Net investment income ......................................................................................................
695,418
REALIZED GAIN $ 4,759
Net realized gain from investments ............................................................................................ 4,759
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 700,177

Statements of Changes in Net Assets

2020
BlackRock Annual Report To Shareholders
10
See notes to financial statements.
BlackRock Government Money Market V.I.
Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 695,418 $ 3,931,343
Net realized gain .................................................................................. 4,759 4,798
Net increase in net assets resulting from operations .............................................................
700,177 3,936,141
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(705,718) (3,931,343)
CAPITAL TRANSACTIONS
Net proceeds from sale of shares ......................................................................... 214,735,557 90,279,997
Reinvestments of distributions ........................................................................... 697,959 3,926,355
Cost of shares redeemed .............................................................................. (155,348,427) (92,332,532)
Net increase in net assets derived from capital transactions .......................................................
60,085,089 1,873,820
NET ASSETS
Total increase in net assets ............................................................................. 60,079,548 1,878,618
Beginning of year .................................................................................... 201,318,081 199,439,463
End of year ........................................................................................
$ 261,397,629 $ 201,318,081
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Government Money Market V.I. Fund
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0032 0.0196 0.0160 0.0064 0.0013
Net realized gain (loss) ......................................
0.0002 0.0000
(a)
(0.0001) 0.0000
(a)
0.0000
(a)
Net increase from investment operations ............................
0.0034 0.0196 0.0159 0.0064 0.0013
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0034) (0.0196) (0.0159) (0.0064) (0.0013)
From net realized gain .......................................
(0.0000)
(c)
(0.0000)
(c)
— (0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0034) (0.0196) (0.0159) (0.0064) (0.0013)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.34% 1.98% 1.61% — —
Based on net asset value ......................................
0.34% 1.98% 1.61% 0.65% 0.13%
Ratios to Average Net Assets
Total expenses .............................................
0.65% 0.64% 0.80%
(e)
0.72% 0.62%
Total expenses after fees waived and/or reimbursed ....................
0.24% 0.30% 0.30%
(e)
0.30% 0.30%
Net investment income .......................................
0.32% 1.96% 1.60% 0.63% 0.13%
Supplemental Data
Net assets, end of year (000) ....................................
$ 261,398 $ 201,318 $ 199,439 $ 135,659 $ 151,523
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.72%
and 0.29%, respectively.
See notes to financial statements.

Notes to Financial Statements
2020
BlackRock Annual Report to Shareholders
12
ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Government
Money Market V.I. Fund (the "Fund"). The Fund is classified as diversified.
The Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for the fund and its counterparties. Typically, the fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, the fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by the fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2020, the Fund reimbursed the Manager $2,387 for certain accounting services, which is included in accounting services in the Statement of Operations.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations. For the year ended December 31, 2020 , the Fund did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: The Manager has voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the year ended December 31, 2020, fees waived and/or reimbursed by the Manager under this agreement were $132,600.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.30% of average daily net assets of Class I Shares.
The Manager has agreed not to reduce or discontinue this contractual expense limitation through April 30, 2021, unless approved by the Board of Directors of the Company, including a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, the Manager waived and/or reimbursed investment advisory fees of $655,016 and transfer agent fees of $92,946, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed, respectively, in the Statement of Operations.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.500%
$1 Billion - $2 Billion ..................................................................................................... 0.450
$2 Billion - $3 Billion .................................................................................................... 0.400
$3 Billion - $4 Billion ..................................................................................................... 0.375
$4 Billion - $7 Billion ..................................................................................................... 0.350
$7 Billion - $10 Billion .................................................................................................... 0.325
$10 Billion - $15 Billion ................................................................................................... 0.300
Greater than $15 Billion .................................................................................................. 0.290

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
14
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 705,718 $ 3,931,343
Undistributed ordinary income ............................................................................................. $ 13,977
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
214,735,557 $ 214,735,557 90,266,065 $ 90,279,997
Shares issued in reinvestment of distributions ........................
697,959 697,959 3,926,355 3,926,355
Shares redeemed .........................................
(155,348,427) (155,348,427) (92,332,532) (92,332,532)
Net increase ...............................................
60,085,089 $ 60,085,089 1,859,888 $ 1,873,820

Report of Independent Registered Public Accounting Firm
15
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Government Money Market V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Government Money Market V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2020
BlackRock Annual Report To Shareholders
16
Currency Abbreviations
USD United States Dollar
Portfolio Abb reviations
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock International Index V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report To Shareholders
2
BlackRock International Index V.I. Fund
Investment Objective
The investment objective of the BlackRock International Index V.I. Fund (the “Fund”) is to seek to match the performance of the MSCI EAFE Index (Europe, Australasia,
Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund’s Class I Shares returned 8.03%. The MSCI EAFE Index returned 7.82% for the same period. The MSCI EAFE
Index is a free-float adjusted, market-capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.
Describe the market environment?
In the Asia Pacific region, Japan outperformed relatively in the first quarter of 2020 while the country saw a technical recession after a contraction in its fourth quarter of
2019 gross domestic product growth due to a sales tax hike and as the coronavirus pandemic hit Japan’s tourism and trade in the first quarter of 2020. Both Singapore and
Australia suffered from record drawdowns on coronavirus fears during the quarter. On continental Europe, Italy and Spain were among the worst performers as the COVID-19 outbreak in Italy intensified in late February and virus-related measures started to disrupt economic activities in the broader region with both France and Germany dragging the index down. The globally integrated European economy was particularly vulnerable to global supply chain disruptions, posing downside risks to growth. Macro data across the region showed a significant negative impact, as export orders sharply declined and the Eurozone March final manufacturing Purchasing Managers’ Index came in at 44.5 versus 44.6 estimated, its lowest since July 2012. In the United Kingdom, business sentiment improved in the first two months, before the spread of COVID-19 started to rattle its economy.
Developed markets, as represented by the MSCI EAFE Index, advanced 15.2% (in U.S. dollar terms) in the second quarter of 2020, amid strong fiscal and monetary stimulus, combined with the reopening of economies. The European Central Bank (“ECB”) continued its quantitative easing with a novel and flexible Pandemic Emergency Purchase
Programme that allowed the ECB to buy government debt out of proportion to euro area country shareholdings in the bank. Meanwhile, the targeted long-term refinancing operation provided a record boost to the ECB balance. On continental Europe, Germany outperformed with stronger government support while Italy, Switzerland and Spain lagged. Shares in the United Kingdom underperformed the region. In the Asia-Pacific region, Australia led strong gains after suffering from record drawdowns on coronavirus fears in the previous quarter. Hong Kong and Singapore underperformed in the region.
Developed markets, as represented by the MSCI EAFE Index, continued their recovery over the third quarter of 2020 but at a slower pace than the second quarter. The ease of restrictions and supportive fiscal and monetary policies helped the market recovery over the quarter despite the market drop toward the end of the quarter as concerns about a third coronavirus wave in the developed countries started to arise. The ECB kept its quantitative easing policies unchanged even with rising concerns around inflation and debt level in the Eurozone. The low inflation rate, euro appreciation, and slower recovery sign shown in economic data started to surface toward the second half of the third quarter and pushed the ECB to consider adjusting its policies in the fourth quarter of 2020 to tackle the low inflation rate
In the fourth quarter of 2020, developed markets, as represented by the MSCI EAFE Index, rallied despite negative performance over October. Despite the rising numbers of
COVID-19 cases in Europe and reports of the newly discovered strain of the virus in the United Kingdom, the MSCI EAFE Index still posted strong performance. Additionally, the Biden-Harris ticket was declared the winner of the U.S. presidential election. This caused market participants to forecast decreased trade tensions between the United
States and its counterparties, along with more stable global policies. In addition, the announcement of the COVID-19 vaccine and the subsequent debut of vaccine distribution across developed countries reinforced the performance of the developed equity markets.
Most Global Industry Classification Standard sectors within the MSCI EAFE Index posted positive returns over the quarter. Information technology (+28.73%), materials
(+21.08%) and consumer discretionary (+16.08%) were the best performing sectors, while energy (-26.97%), real estate (-6.43%) and financials (-3.35%) lagged.
Describe recent portfolio activity.
During the 12-month period, as changes were made to the composition of the MSCI EAFE Index, the Fund purchased and sold securities to maintain its objective of matching the risks and return of the Underlying Index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of the Underlying Index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)
3
Fund Summary
BlackRock International Index V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
Under normal circumstances, the Fund invests at least 90% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the
“Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
(c)
An equity index which captures large- and mid-cap representation across certain developed markets countries around the world, excluding the United States and Canada.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................ 21.05% 8.03% 7.48% 5.24%
MSCI EAFE Index .......................................................... 21.61 7.82 7.45 5.51
(a)
For a portion of the period, the Fund's investment adviser waived a portion of its fee. Without such waiver, the Fund's performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Predecessor Fund, a series of State Farm Variable Product Trust, through the
Reorganization. The Pred ecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the
Predecessor Fund upon completion of the Reorganization.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report To Shareholders
4
BlackRock International Index V.I. Fund
Portfolio Information
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 25%
United Kingdom ..................................... 1 2
France ........................................... 11
Germany ......................................... 10
Switzerland ........................................ 10
Australia .......................................... 8
Netherlands ....................................... 4
Hong Kong ........................................ 3
Sweden .......................................... 3
Denmark ......................................... 2
Italy ............................................. 2
Spain ............................................ 2
Finland .......................................... 1
Singapore ......................................... 1
Other
(a)
........................................... 5
Short-Term Securities ................................. 4
Liabilities in Excess of Other Assets ....................... (3)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,210.50 $ 1.50 $ 1,000.00 $ 1,023.78 $ 1.37 0.27%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2020
BlackRock Annual Report To Shareholders
BlackRock International Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security Shares Value
Common Stocks — 98.4%
Australia — 7.9%
Afterpay Ltd.
(a)
................ 2,741 $ 249,173
AGL Energy Ltd. .............. 8,066 74,452
AMP Ltd. ................... 46,373 55,728
Ampol Ltd. .................. 3,273 71,772
APA Group
(b)
................. 15,568 115,833
Aristocrat Leisure Ltd. ........... 7,276 174,704
ASX Ltd. ................... 2,395 132,915
Aurizon Holdings Ltd. ........... 23,960 71,986
AusNet Services .............. 24,028 32,565
Australia & New Zealand Banking
Group Ltd. ................ 35,673 625,995
BGP Holdings plc
(a)(c)
........... 253,848 3
BHP Group Ltd. ............... 37,506 1,225,492
BHP Group plc ............... 26,812 707,954
BlueScope Steel Ltd. ........... 6,737 90,982
Brambles Ltd. ................ 19,656 161,224
CIMIC Group Ltd.
(a)
............ 1,293 24,322
Coca-Cola Amatil Ltd. ........... 6,738 67,138
Cochlear Ltd. ................ 828 120,818
Coles Group Ltd. .............. 16,964 237,011
Commonwealth Bank of Australia ... 22,549 1,433,260
Computershare Ltd. ............ 6,136 69,049
Crown Resorts Ltd. ............ 4,428 32,955
CSL Ltd. .................... 5,782 1,263,324
Dexus ..................... 14,431 104,667
Evolution Mining Ltd. ........... 20,784 79,984
Fortescue Metals Group Ltd. ...... 21,737 392,622
Glencore plc
(a)
................ 128,201 407,140
Goodman Group .............. 20,847 304,730
GPT Group (The) .............. 23,998 83,473
Insurance Australia Group Ltd. ..... 28,928 104,982
Lendlease Corp. Ltd.
(b)
.......... 8,407 85,002
Macquarie Group Ltd. ........... 4,321 461,221
Magellan Financial Group Ltd. ..... 1,613 66,808
Medibank Pvt Ltd. ............. 31,798 73,649
Mirvac Group ................ 49,339 100,206
National Australia Bank Ltd. ....... 40,685 709,296
Newcrest Mining Ltd. ........... 10,271 204,986
Northern Star Resources Ltd. ...... 9,499 92,843
Oil Search Ltd. ............... 25,328 72,588
Orica Ltd. ................... 5,028 58,806
Origin Energy Ltd. ............. 21,517 78,997
Qantas Airways Ltd. ............ 9,644 36,163
QBE Insurance Group Ltd. ....... 18,704 121,921
Ramsay Health Care Ltd. ........ 2,295 110,276
REA Group Ltd. ............... 701 80,298
Rio Tinto Ltd. ................ 4,632 407,345
Rio Tinto plc ................. 14,282 1,075,050
Santos Ltd. .................. 21,942 106,259
Scentre Group ................ 66,680 143,228
SEEK Ltd. .................. 4,434 97,215
Sonic Healthcare Ltd. ........... 5,750 142,467
South32 Ltd. ................. 59,618 113,940
Stockland ................... 29,531 95,343
Suncorp Group Ltd. ............ 15,622 117,563
Sydney Airport
(a)(b)
............. 17,530 86,770
Tabcorp Holdings Ltd. ........... 27,737 83,509
Telstra Corp. Ltd. .............. 51,980 119,378
TPG Telecom Ltd.
(a)
............ 4,934 27,403
Transurban Group
(b)
............ 35,045 369,298
Treasury Wine Estates Ltd. ....... 9,555 69,119
Vicinity Centres ............... 43,755 54,102
Washington H Soul Pattinson & Co. Ltd. 1,455 33,846
Wesfarmers Ltd. .............. 14,430 560,853
Westpac Banking Corp. ......... 45,622 678,916
Security Shares Value
Australia (continued)
WiseTech Global Ltd. ........... 1,912 $ 45,439
Woodside Petroleum Ltd. ........ 11,736 205,916
Woolworths Group Ltd. .......... 16,051 486,513
15,988,785
Austria — 0.2%
Erste Group Bank AG ........... 3,659 111,463
OMV AG ................... 1,717 68,582
Raiffeisen Bank International AG
(a)
.. 1,968 39,993
Verbund AG ................. 920 78,161
voestalpine AG ............... 1,524 54,393
352,592
Belgium — 0.9%
Ageas SA ................... 2,267 120,394
Anheuser-Busch InBev SA/NV ..... 9,695 676,389
Elia Group SA/NV ............. 397 47,386
Etablissements Franz Colruyt NV ... 613 36,298
Galapagos NV
(a)
.............. 496 49,091
Groupe Bruxelles Lambert SA ..... 1,449 146,530
KBC Group NV ............... 3,211 224,709
Proximus SADP ............... 2,022 39,941
Sofina SA ................... 198 66,979
Solvay SA ................... 973 114,750
UCB SA .................... 1,583 163,520
Umicore SA ................. 2,436 117,086
1,803,073
Brazil — 0.0%
Yara International ASA
(d)
......... 2,127 88,240
Chile — 0.0%
Antofagasta plc ............... 5,243 102,863
China — 0.5%
BOC Hong Kong Holdings Ltd. ..... 46,500 140,952
Budweiser Brewing Co. APAC Ltd.
(e)
. 22,100 73,004
ESR Cayman Ltd.
(a)(e)
........... 21,400 76,818
Prosus NV
(a)
................. 6,245 674,327
Wilmar International Ltd. ......... 22,600 79,571
1,044,672
Denmark — 2.5%
Ambu A/S, Class B ............. 2,096 90,043
AP Moller - Maersk A/S, Class A .... 41 84,697
AP Moller - Maersk A/S, Class B .... 79 175,795
Carlsberg A/S, Class B .......... 1,293 207,284
Chr Hansen Holding A/S
(a)
........ 1,315 135,868
Coloplast A/S, Class B .......... 1,524 233,064
Danske Bank A/S
(a)
............ 8,480 140,152
Demant A/S
(a)
................ 1,367 54,032
DSV Panalpina A/S ............ 2,616 439,650
Genmab A/S
(a)
................ 828 335,749
GN Store Nord A/S ............. 1,644 131,050
H Lundbeck A/S ............... 927 31,735
Novo Nordisk A/S, Class B ....... 21,849 1,524,168
Novozymes A/S, Class B ......... 2,698 153,678
Orsted A/S
(e)
................. 2,396 490,234
Pandora A/S ................. 1,226 137,211
ROCKWOOL International A/S, Class B 102 38,174
Tryg A/S .................... 1,607 50,542
Vestas Wind Systems A/S ........ 2,493 588,920
5,042,046
Finland — 1.2%
Elisa OYJ ................... 1,747 95,769
Fortum OYJ ................. 5,443 131,504
Kesko OYJ, Class B ............ 3,461 88,832
Kone OYJ, Class B ............ 4,334 353,135

BlackRock International Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security Shares Value
Finland (continued)
Neste OYJ .................. 5,345 $ 388,067
Nokia OYJ
(a)
................. 73,258 282,946
Nordea Bank Abp ............. 40,693 333,479
Orion OYJ, Class B ............ 1,385 63,620
Sampo OYJ, Class A ........... 6,046 258,488
Stora Enso OYJ, Class R ........ 7,327 140,295
UPM-Kymmene OYJ ........... 6,733 251,085
Wartsila OYJ Abp .............. 5,901 59,059
2,446,279
France — 10.7%
Accor SA
(a)
.................. 2,301 83,482
Adevinta ASA
(a)
............... 3,059 51,422
Aeroports de Paris ............. 395 51,104
Air Liquide SA ................ 6,024 987,616
Airbus SE
(a)
.................. 7,432 815,619
Alstom SA
(a)
................. 3,068 174,751
Amundi SA
(a)(e)
................ 804 65,527
Arkema SA .................. 814 93,139
Atos SE
(a)
................... 1,264 115,423
AXA SA .................... 24,300 582,771
BioMerieux .................. 551 77,550
BNP Paribas SA
(a)
............. 14,342 757,146
Bollore SA .................. 11,639 48,187
Bouygues SA ................ 2,914 119,847
Bureau Veritas SA
(a)
............ 3,526 94,126
Capgemini SE ................ 2,042 317,638
Carrefour SA ................. 7,725 132,286
Cie de Saint-Gobain ............ 6,642 305,482
Cie Generale des Etablissements
Michelin SCA .............. 2,157 277,729
CNP Assurances
(a)
............. 2,282 37,076
Covivio .................... 612 56,158
Credit Agricole SA
(a)
............ 14,347 181,374
Danone SA .................. 7,856 516,973
Dassault Aviation SA
(a)
.......... 33 35,934
Dassault Systemes SE .......... 1,682 341,143
Edenred .................... 3,130 177,757
Eiffage SA
(a)
................. 1,069 103,332
Electricite de France SA ......... 7,785 123,192
Engie SA
(a)
.................. 23,207 355,764
EssilorLuxottica SA ............ 3,575 564,049
EssilorLuxottica SA ............ 7 1,091
Eurazeo SE
(a)
................ 537 36,489
Faurecia SE
(a)
................ 1,009 51,698
Gecina SA .................. 601 93,456
Getlink SE
(a)
................. 5,858 101,350
Hermes International ........... 403 433,337
Iliad SA .................... 193 39,616
Ipsen SA ................... 501 41,427
Kering SA ................... 960 696,705
Klepierre SA ................. 2,450 55,257
La Francaise des Jeux SAEM
(e)
.... 1,103 50,557
Legrand SA ................. 3,407 304,779
L'Oreal SA .................. 3,198 1,220,204
LVMH Moet Hennessy Louis Vuitton SE 3,526 2,207,281
Natixis SA
(a)
................. 12,518 42,893
Orange SA .................. 25,324 301,483
Orpea SA
(a)
.................. 664 87,072
Pernod Ricard SA ............. 2,675 513,724
Peugeot SA
(a)
................ 7,357 201,476
Publicis Groupe SA ............ 2,776 137,971
Remy Cointreau SA ............ 300 55,997
Renault SA
(a)
................. 2,559 112,012
Safran SA
(a)
................. 4,078 577,991
Sanofi ..................... 14,308 1,386,774
Sartorius Stedim Biotech ......... 340 120,953
Security Shares Value
France (continued)
Schneider Electric SE ........... 6,825 $ 986,400
SCOR SE
(a)
.................. 1,940 62,927
SEB SA .................... 300 54,550
Societe Generale SA
(a)
.......... 10,388 215,952
Sodexo SA .................. 1,160 98,106
Suez SA .................... 4,361 86,432
Teleperformance .............. 735 244,006
Thales SA ................... 1,328 121,502
TOTAL SE .................. 31,500 1,359,610
Ubisoft Entertainment SA
(a)
....... 1,162 111,980
Unibail-Rodamco-Westfield ....... 1,787 139,180
Valeo SA ................... 2,890 113,994
Veolia Environnement SA ........ 6,764 166,782
Vinci SA .................... 6,547 652,143
Vivendi SA .................. 10,445 336,898
Wendel SE .................. 369 44,036
Worldline SA
(a)(e)
.............. 3,016 292,999
21,602,687
Germany — 8.7%
adidas AG
(a)
................. 2,412 877,498
Allianz SE (Registered) .......... 5,309 1,304,278
Aroundtown SA ............... 12,558 93,632
BASF SE ................... 11,689 923,930
Bayer AG (Registered) .......... 12,472 734,740
Bayerische Motoren Werke AG .... 4,202 370,854
Bechtle AG .................. 346 75,408
Beiersdorf AG ................ 1,340 154,046
Brenntag AG ................. 1,917 149,069
Carl Zeiss Meditec AG .......... 538 71,348
Commerzbank AG
(a)
............ 13,321 86,087
Continental AG ............... 1,346 200,332
Covestro AG
(e)
................ 2,111 130,066
Daimler AG (Registered) ......... 10,809 766,134
Delivery Hero SE
(a)(e)
............ 1,643 256,947
Deutsche Bank AG (Registered)
(a)
... 24,963 274,568
Deutsche Boerse AG ........... 2,418 411,718
Deutsche Lufthansa AG (Registered)
(a)
3,133 41,455
Deutsche Post AG (Registered) .... 12,555 621,922
Deutsche Telekom AG (Registered) . 42,419 774,257
Deutsche Wohnen SE .......... 4,349 232,040
E.ON SE ................... 28,573 316,396
Evonik Industries AG ........... 2,692 87,987
Fresenius Medical Care AG & Co.
KGaA ................... 2,721 226,897
Fresenius SE & Co. KGaA ........ 5,288 244,527
GEA Group AG ............... 1,958 70,032
Hannover Rueck SE ............ 747 119,039
HeidelbergCement AG .......... 1,979 147,348
HelloFresh SE
(a)
............... 1,872 144,803
Henkel AG & Co. KGaA ......... 1,370 132,014
HOCHTIEF AG ............... 256 24,912
Infineon Technologies AG ........ 16,546 631,869
Just Eat Takeaway.com NV
(a)(e)
..... 1,499 169,017
KION Group AG ............... 890 77,183
Knorr-Bremse AG ............. 925 126,201
LANXESS AG ................ 1,089 82,819
LEG Immobilien AG ............ 886 137,458
Merck KGaA ................. 1,644 281,970
MTU Aero Engines AG .......... 650 169,435
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,788 531,262
Nemetschek SE ............... 741 55,070
Puma SE
(a)
.................. 1,100 123,780
Rational AG ................. 65 60,469
RWE AG ................... 8,217 347,639
SAP SE .................... 13,326 1,725,967

2020
BlackRock Annual Report To Shareholders
BlackRock International Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security Shares Value
Germany (continued)
Scout24 AG
(e)
................ 1,381 $ 112,847
Siemens AG (Registered) ........ 9,756 1,405,317
Siemens Energy AG
(a)
........... 4,878 178,776
Siemens Healthineers AG
(e)
....... 3,428 176,409
Symrise AG ................. 1,640 218,027
TeamViewer AG
(a)(e)
............ 1,669 89,654
Telefonica Deutschland Holding AG . 13,365 36,811
Uniper SE ................... 2,405 83,333
United Internet AG (Registered) .... 1,341 56,450
Volkswagen AG ............... 432 90,073
Vonovia SE .................. 6,526 476,620
Zalando SE
(a)(e)
............... 1,947 216,568
17,725,308
Hong Kong — 2.8%
AIA Group Ltd. ............... 153,154 1,866,353
ASM Pacific Technology Ltd. ...... 4,000 52,827
Bank of East Asia Ltd. (The) ...... 16,825 35,993
CK Asset Holdings Ltd. .......... 33,159 169,671
CK Infrastructure Holdings Ltd. ..... 9,000 48,334
CLP Holdings Ltd. ............. 20,783 192,173
Hang Lung Properties Ltd. ........ 27,000 71,152
Hang Seng Bank Ltd. ........... 9,574 165,229
Henderson Land Development Co. Ltd. 18,836 73,171
HK Electric Investments & HK Electric
Investments Ltd.
(b)
........... 35,000 34,447
HKT Trust & HKT Ltd.
(b)
.......... 50,100 64,976
Hong Kong & China Gas Co. Ltd. ... 133,543 199,795
Hong Kong Exchanges & Clearing Ltd. 15,407 845,101
Hongkong Land Holdings Ltd. ..... 13,800 56,996
Jardine Matheson Holdings Ltd. .... 2,600 145,439
Jardine Strategic Holdings Ltd. ..... 2,900 72,152
Link REIT
(d)
.................. 26,700 242,483
Melco Resorts & Entertainment Ltd.,
ADR .................... 2,854 52,942
MTR Corp. Ltd. ............... 20,000 111,853
New World Development Co. Ltd. ... 18,361 85,423
PCCW Ltd. .................. 56,000 33,723
Power Assets Holdings Ltd. ....... 16,500 89,358
Sino Land Co. Ltd. ............. 37,311 48,553
Sun Hung Kai Properties Ltd. ...... 16,500 211,018
Swire Pacific Ltd., Class A ........ 6,500 35,805
Swire Properties Ltd. ........... 15,600 45,356
Techtronic Industries Co. Ltd. ...... 17,500 250,135
WH Group Ltd.
(e)
.............. 117,000 98,111
Wharf Real Estate Investment Co. Ltd. 21,953 114,092
Xinyi Glass Holdings Ltd. ........ 24,000 67,129
5,579,790
Ireland — 0.7%
CRH plc .................... 9,929 422,247
Flutter Entertainment plc ......... 1,979 402,400
Kerry Group plc, Class A ......... 2,022 293,682
Kingspan Group plc ............ 1,962 137,581
Smurfit Kappa Group plc ......... 2,785 129,423
1,385,333
Israel — 0.6%
Azrieli Group Ltd. .............. 564 35,846
Bank Hapoalim BM
(a)
........... 14,196 97,501
Bank Leumi Le-Israel BM ........ 18,004 106,273
Check Point Software Technologies
Ltd.
(a)(d)
................... 1,450 192,719
Elbit Systems Ltd. ............. 313 41,261
ICL Group Ltd. ................ 9,360 47,780
Israel Discount Bank Ltd., Class A .. 15,549 60,036
Mizrahi Tefahot Bank Ltd. ........ 1,858 43,101
Security Shares Value
Israel (continued)
Nice Ltd.
(a)
.................. 814 $ 230,295
Teva Pharmaceutical Industries Ltd.,
ADR
(a)(d)
.................. 13,352 128,847
Wix.com Ltd.
(a)(d)
.............. 657 164,224
1,147,883
Italy — 2.1%
Amplifon SpA
(a)
............... 1,578 65,592
Assicurazioni Generali SpA ....... 13,610 238,289
Atlantia SpA
(a)
................ 6,193 111,833
Davide Campari-Milano NV ....... 6,845 78,460
DiaSorin SpA ................ 323 67,440
Enel SpA ................... 103,512 1,053,207
Eni SpA .................... 32,371 337,944
Ferrari NV .................. 1,618 375,281
FinecoBank Banca Fineco SpA
(a)
... 7,920 130,617
Infrastrutture Wireless Italiane SpA
(e)
. 3,081 37,349
Intesa Sanpaolo SpA
(a)
.......... 211,959 501,012
Mediobanca Banca di Credito
Finanziario SpA
(a)
........... 8,248 76,350
Moncler SpA
(a)
................ 2,379 146,262
Nexi SpA
(a)(e)
................. 5,591 111,256
Poste Italiane SpA
(e)
............ 6,946 71,049
Prysmian SpA ................ 3,194 113,683
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 77,296
Snam SpA .................. 25,938 146,487
Telecom Italia SpA ............. 181,364 88,742
Terna Rete Elettrica Nazionale SpA .. 17,272 132,721
UniCredit SpA
(a)
............... 27,234 255,166
4,216,036
Japan — 25.1%
ABC-Mart, Inc. ............... 400 22,241
Acom Co. Ltd. ................ 5,300 22,630
Advantest Corp. ............... 2,500 187,255
Aeon Co. Ltd. ................ 8,100 265,732
Aeon Mall Co. Ltd. ............. 1,400 23,122
AGC, Inc.
(d)
.................. 2,500 87,423
Air Water, Inc. ................ 2,000 35,586
Aisin Seiki Co. Ltd. ............. 1,900 56,980
Ajinomoto Co., Inc. ............. 5,600 126,895
Alfresa Holdings Corp. .......... 2,500 45,823
Amada Co. Ltd. ............... 4,500 49,519
ANA Holdings, Inc. ............. 1,500 33,143
Asahi Group Holdings Ltd.
(d)
....... 5,800 238,857
Asahi Intecc Co. Ltd. ........... 2,300 84,008
Asahi Kasei Corp. ............. 15,700 160,927
Astellas Pharma, Inc. ........... 23,900 370,062
Azbil Corp. .................. 1,600 87,523
Bandai Namco Holdings, Inc. ...... 2,500 216,502
Bank of Kyoto Ltd. (The) ......... 700 36,497
Bridgestone Corp.
(d)
............ 6,900 226,291
Brother Industries Ltd. .......... 3,000 61,930
Calbee, Inc. ................. 1,100 33,159
Canon, Inc.
(d)
................. 12,700 246,031
Capcom Co. Ltd. .............. 1,100 71,338
Casio Computer Co. Ltd. ......... 2,600 47,581
Central Japan Railway Co. ....... 1,800 254,526
Chiba Bank Ltd. (The) ........... 6,300 34,765
Chubu Electric Power Co., Inc. ..... 8,100 97,751
Chugai Pharmaceutical Co. Ltd. .... 8,500 453,519
Chugoku Electric Power Co., Inc. (The) 3,700 43,421
Coca-Cola Bottlers Japan Holdings, Inc. 1,400 21,868
Concordia Financial Group Ltd. .... 14,300 50,444
Cosmos Pharmaceutical Corp. ..... 200 32,296
CyberAgent, Inc. .............. 1,300 89,680

BlackRock International Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security Shares Value
Japan (continued)
Dai Nippon Printing Co. Ltd. ...... 3,200 $ 57,560
Daifuku Co. Ltd. ............... 1,300 160,869
Dai-ichi Life Holdings, Inc. ........ 14,000 210,916
Daiichi Sankyo Co. Ltd. .......... 21,639 741,573
Daikin Industries Ltd. ........... 3,100 689,648
Daito Trust Construction Co. Ltd. ... 800 74,764
Daiwa House Industry Co. Ltd. ..... 7,200 214,076
Daiwa House REIT Investment Corp. 23 56,899
Daiwa Securities Group, Inc. ...... 18,500 84,264
Denso Corp. ................. 5,600 333,316
Dentsu Group, Inc.
(d)
............ 2,600 77,381
Disco Corp. .................. 400 134,813
East Japan Railway Co. ......... 3,800 253,519
Eisai Co. Ltd. ................ 3,200 228,842
ENEOS Holdings, Inc. .......... 39,550 142,052
FANUC Corp. ................ 2,400 592,438
Fast Retailing Co. Ltd. .......... 800 717,344
Fuji Electric Co. Ltd. ............ 1,600 57,754
FUJIFILM Holdings Corp. ........ 4,600 242,659
Fujitsu Ltd. .................. 2,500 361,339
Fukuoka Financial Group, Inc. ..... 1,900 33,867
GLP J-Reit .................. 47 74,167
GMO Payment Gateway, Inc. ...... 500 67,192
Hakuhodo DY Holdings, Inc. ...... 3,100 42,597
Hamamatsu Photonics KK ........ 1,700 97,264
Hankyu Hanshin Holdings, Inc. ..... 3,000 99,786
Harmonic Drive Systems, Inc. ..... 500 44,743
Hikari Tsushin, Inc. ............. 200 46,927
Hino Motors Ltd. .............. 3,400 29,025
Hirose Electric Co. Ltd. .......... 435 66,021
Hisamitsu Pharmaceutical Co., Inc. .. 500 29,720
Hitachi Construction Machinery Co. Ltd. 1,400 39,807
Hitachi Ltd. .................. 12,100 477,579
Hitachi Metals Ltd. ............. 2,900 44,091
Honda Motor Co. Ltd.
(d)
.......... 20,500 578,434
Hoshizaki Corp. ............... 700 64,277
Hoya Corp. .................. 4,800 664,775
Hulic Co. Ltd. ................ 4,000 44,001
Ibiden Co. Ltd. ................ 1,300 60,771
Idemitsu Kosan Co. Ltd. ......... 2,425 53,391
Iida Group Holdings Co. Ltd. ...... 2,000 40,436
Inpex Corp.
(d)
................ 13,600 73,335
Isuzu Motors Ltd. .............. 7,300 69,493
Ito En Ltd. ................... 700 44,325
ITOCHU Corp. ............... 16,900 486,046
Itochu Techno-Solutions Corp. ..... 1,300 46,420
Japan Airlines Co. Ltd. .......... 1,500 28,926
Japan Airport Terminal Co. Ltd. .... 600 36,412
Japan Exchange Group, Inc. ...... 6,300 160,976
Japan Post Bank Co. Ltd. ........ 5,400 44,386
Japan Post Holdings Co. Ltd. ...... 19,800 154,225
Japan Post Insurance Co. Ltd. ..... 3,000 61,512
Japan Real Estate Investment Corp. . 17 98,232
Japan Retail Fund Investment Corp. . 35 63,698
Japan Tobacco, Inc.
(d)
........... 15,000 305,807
JFE Holdings, Inc. ............. 6,500 62,408
JSR Corp. .................. 2,600 72,495
Kajima Corp. ................. 6,000 80,490
Kakaku.com, Inc. .............. 1,800 49,272
Kansai Electric Power Co., Inc. (The) 8,400 79,448
Kansai Paint Co. Ltd. ........... 2,400 73,981
Kao Corp. ................... 6,100 471,263
KDDI Corp. .................. 20,600 610,795
Keihan Holdings Co. Ltd. ......... 1,300 62,326
Keikyu Corp. ................. 2,900 49,751
Keio Corp. .................. 1,200 93,102
Security Shares Value
Japan (continued)
Keisei Electric Railway Co. Ltd. .... 1,700 $ 57,545
Keyence Corp. ............... 2,356 1,325,290
Kikkoman Corp. ............... 1,700 118,315
Kintetsu Group Holdings Co. Ltd. ... 2,100 92,033
Kirin Holdings Co. Ltd.
(d)
......... 10,400 245,575
Kobayashi Pharmaceutical Co. Ltd. .. 600 73,336
Kobe Bussan Co. Ltd. ........... 1,600 49,160
Koei Tecmo Holdings Co. Ltd. ..... 600 36,629
Koito Manufacturing Co. Ltd. ...... 1,400 95,278
Komatsu Ltd. ................ 11,200 309,101
Konami Holdings Corp. .......... 1,200 67,519
Kose Corp. .................. 400 68,352
Kubota Corp.
(d)
............... 13,000 284,019
Kuraray Co. Ltd. .............. 4,200 44,718
Kurita Water Industries Ltd. ....... 1,300 49,692
Kyocera Corp. ................ 4,100 251,652
Kyowa Kirin Co. Ltd. ............ 3,500 95,578
Kyushu Electric Power Co., Inc. .... 5,000 43,134
Kyushu Railway Co. ............ 2,100 45,303
Lasertec Corp. ............... 1,000 117,373
Lawson, Inc. ................. 700 32,575
Lion Corp. .................. 3,000 72,674
LIXIL Group Corp. ............. 3,500 75,903
M3, Inc. .................... 5,600 529,017
Makita Corp. ................. 2,700 135,424
Marubeni Corp. ............... 21,200 141,243
Marui Group Co. Ltd. ........... 2,500 44,025
Mazda Motor Corp. ............ 7,600 50,874
McDonald's Holdings Co. Japan Ltd. . 900 43,615
Medipal Holdings Corp. .......... 2,300 43,252
MEIJI Holdings Co. Ltd. ......... 1,300 91,494
Mercari, Inc.
(a)
................ 1,000 44,329
MINEBEA MITSUMI, Inc. ........ 4,600 91,516
MISUMI Group, Inc. ............ 3,400 111,613
Mitsubishi Chemical Holdings Corp. . 15,800 95,722
Mitsubishi Corp. ............... 16,800 414,151
Mitsubishi Electric Corp. ......... 22,900 346,103
Mitsubishi Estate Co. Ltd. ........ 15,000 241,093
Mitsubishi Gas Chemical Co., Inc. .. 2,200 50,590
Mitsubishi Heavy Industries Ltd. .... 4,000 122,504
Mitsubishi UFJ Financial Group, Inc. . 154,260 683,005
Mitsubishi UFJ Lease & Finance Co.
Ltd. ..................... 5,400 25,930
Mitsui & Co. Ltd. .............. 20,800 381,353
Mitsui Chemicals, Inc. ........... 2,400 70,501
Mitsui Fudosan Co. Ltd. ......... 11,900 249,181
Miura Co. Ltd. ................ 1,100 61,411
Mizuho Financial Group, Inc. ...... 30,370 385,462
MonotaRO Co. Ltd. ............ 1,700 86,341
MS&AD Insurance Group Holdings, Inc. 5,600 170,380
Murata Manufacturing Co. Ltd. ..... 7,300 660,866
Nabtesco Corp. ............... 1,500 65,839
Nagoya Railroad Co. Ltd. ........ 2,400 63,326
NEC Corp. .................. 3,200 171,871
Nexon Co. Ltd. ............... 5,900 182,044
NGK Insulators Ltd. ............ 3,500 54,081
NGK Spark Plug Co. Ltd. ........ 2,100 35,862
NH Foods Ltd. ................ 900 39,640
Nidec Corp. ................. 5,600 708,445
Nihon M&A Center, Inc. .......... 1,900 127,059
Nintendo Co. Ltd. .............. 1,400 898,718
Nippon Building Fund, Inc. ........ 17 98,595
Nippon Express Co. Ltd. ......... 800 53,813
Nippon Paint Holdings Co. Ltd. ..... 1,900 208,777
Nippon Prologis REIT, Inc. ........ 27 84,350
Nippon Sanso Holdings Corp. ..... 1,700 31,623

2020
BlackRock Annual Report To Shareholders
BlackRock International Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security Shares Value
Japan (continued)
Nippon Shinyaku Co. Ltd. ........ 600 $ 39,384
Nippon Steel Corp.
(a)
........... 9,900 127,682
Nippon Telegraph & Telephone Corp. 16,200 415,676
Nippon Yusen KK .............. 2,000 46,662
Nissan Chemical Corp. .......... 1,500 94,057
Nissan Motor Co. Ltd. ........... 28,700 155,566
Nisshin Seifun Group, Inc. ........ 2,600 41,417
Nissin Foods Holdings Co. Ltd. .... 800 68,572
Nitori Holdings Co. Ltd. .......... 1,000 209,102
Nitto Denko Corp. ............. 1,900 170,202
Nomura Holdings, Inc. .......... 40,200 212,540
Nomura Real Estate Holdings, Inc. .. 1,700 37,695
Nomura Real Estate Master Fund, Inc. 52 74,414
Nomura Research Institute Ltd. .... 4,010 143,452
NSK Ltd. ................... 4,800 41,773
NTT Data Corp. ............... 7,700 105,400
Obayashi Corp. ............... 8,600 74,257
Obic Co. Ltd. ................. 900 180,880
Odakyu Electric Railway Co. Ltd. ... 3,900 122,492
Oji Holdings Corp. ............. 11,600 66,040
Olympus Corp. ............... 14,900 326,219
Omron Corp. ................. 2,400 214,251
Ono Pharmaceutical Co. Ltd. ...... 4,700 141,634
Oracle Corp. Japan ............ 500 65,177
Oriental Land Co. Ltd. .......... 2,500 413,078
ORIX Corp. .................. 16,600 255,376
Orix JREIT, Inc. ............... 31 51,284
Osaka Gas Co. Ltd. ............ 5,000 102,488
Otsuka Corp. ................ 1,400 73,846
Otsuka Holdings Co. Ltd.
(d)
....... 4,900 209,947
Pan Pacific International Holdings Corp. 5,300 122,450
Panasonic Corp. .............. 27,600 321,740
PeptiDream, Inc.
(a)
............. 1,200 61,040
Persol Holdings Co. Ltd. ......... 2,400 43,360
Pigeon Corp. ................. 1,300 53,655
Pola Orbis Holdings, Inc. ......... 1,200 24,368
Rakuten, Inc. ................ 11,400 109,700
Recruit Holdings Co. Ltd. ........ 17,200 722,451
Renesas Electronics Corp.
(a)
...... 9,700 101,530
Resona Holdings, Inc. .......... 27,800 97,321
Ricoh Co. Ltd. ................ 8,900 58,525
Rinnai Corp. ................. 400 46,497
Rohm Co. Ltd. ................ 1,100 106,635
Ryohin Keikaku Co. Ltd. ......... 3,000 61,394
Santen Pharmaceutical Co. Ltd. .... 4,400 71,462
SBI Holdings, Inc. ............. 2,945 70,059
SCSK Corp. ................. 700 40,030
Secom Co. Ltd. ............... 2,700 249,080
Sega Sammy Holdings, Inc. ....... 2,268 35,802
Seibu Holdings, Inc. ............ 2,600 25,505
Seiko Epson Corp. ............. 3,700 54,982
Sekisui Chemical Co. Ltd. ........ 4,300 81,534
Sekisui House Ltd. ............. 7,800 158,900
Seven & i Holdings Co. Ltd. ....... 9,640 341,358
SG Holdings Co. Ltd. ........... 4,200 114,518
Sharp Corp. ................. 2,300 34,947
Shimadzu Corp. ............... 2,700 104,949
Shimamura Co. Ltd. ............ 200 21,015
Shimano, Inc. ................ 900 210,671
Shimizu Corp. ................ 7,300 53,139
Shin-Etsu Chemical Co. Ltd. ...... 4,500 789,821
Shinsei Bank Ltd. .............. 2,100 25,943
Shionogi & Co. Ltd. ............ 3,300 180,416
Shiseido Co. Ltd. .............. 5,100 353,044
Shizuoka Bank Ltd. (The) ........ 5,700 41,840
SMC Corp. .................. 700 427,516
Security Shares Value
Japan (continued)
SoftBank Corp. ............... 36,600 $ 459,403
SoftBank Group Corp.
(d)
......... 19,900 1,544,938
Sohgo Security Services Co. Ltd. ... 900 46,688
Sompo Holdings, Inc. ........... 4,100 166,226
Sony Corp. .................. 15,900 1,602,213
Square Enix Holdings Co. Ltd. ..... 1,200 72,757
Stanley Electric Co. Ltd. ......... 1,800 58,067
Subaru Corp. ................ 7,800 156,070
SUMCO Corp. ................ 3,100 68,071
Sumitomo Chemical Co. Ltd. ...... 20,000 80,616
Sumitomo Corp. .............. 15,000 198,794
Sumitomo Dainippon Pharma Co. Ltd. 2,100 31,037
Sumitomo Electric Industries Ltd. ... 9,200 121,907
Sumitomo Metal Mining Co. Ltd. .... 2,800 124,547
Sumitomo Mitsui Financial Group, Inc. 16,600 514,569
Sumitomo Mitsui Trust Holdings, Inc. . 4,100 126,504
Sumitomo Realty & Development Co.
Ltd. ..................... 3,800 117,317
Sundrug Co. Ltd. .............. 1,000 39,967
Suntory Beverage & Food Ltd.
(d)
.... 1,800 63,755
Suzuken Co. Ltd. .............. 700 25,322
Suzuki Motor Corp. ............ 4,600 213,235
Sysmex Corp. ................ 2,000 240,653
T&D Holdings, Inc. ............. 6,400 75,705
Taiheiyo Cement Corp. .......... 1,600 40,079
Taisei Corp. ................. 2,500 86,246
Taisho Pharmaceutical Holdings Co.
Ltd. ..................... 500 33,716
Takeda Pharmaceutical Co. Ltd. .... 19,971 722,738
TDK Corp. .................. 1,600 241,414
Teijin Ltd. ................... 2,400 45,163
Terumo Corp. ................ 8,100 338,955
THK Co. Ltd. ................. 1,600 51,745
TIS, Inc. .................... 2,900 59,449
Tobu Railway Co. Ltd. ........... 2,500 74,541
Toho Co. Ltd. ................ 1,500 63,268
Toho Gas Co. Ltd. ............. 1,000 66,250
Tohoku Electric Power Co., Inc. .... 5,700 47,043
Tokio Marine Holdings, Inc. ....... 8,100 417,325
Tokyo Century Corp. ............ 600 47,615
Tokyo Electric Power Co. Holdings,
Inc.
(a)
.................... 19,200 50,715
Tokyo Electron Ltd. ............ 1,900 709,769
Tokyo Gas Co. Ltd. ............ 4,800 111,097
Tokyu Corp. ................. 6,600 82,005
Tokyu Fudosan Holdings Corp. ..... 6,800 36,323
Toppan Printing Co. Ltd. ......... 3,300 46,601
Toray Industries, Inc. ........... 18,400 109,138
Toshiba Corp. ................ 5,000 140,042
Tosoh Corp. ................. 3,500 54,685
TOTO Ltd. .................. 1,700 102,320
Toyo Suisan Kaisha Ltd. ......... 1,000 48,667
Toyoda Gosei Co. Ltd. .......... 900 26,113
Toyota Industries Corp. .......... 1,900 150,957
Toyota Motor Corp.
(d)
........... 26,800 2,068,159
Toyota Tsusho Corp. ............ 2,800 113,306
Trend Micro, Inc.
(d)
............. 1,600 92,117
Tsuruha Holdings, Inc. .......... 500 71,102
Unicharm Corp. ............... 5,100 241,873
United Urban Investment Corp. .... 39 48,283
USS Co. Ltd. ................. 2,900 58,641
Welcia Holdings Co. Ltd. ......... 1,200 45,267
West Japan Railway Co. ......... 2,100 109,956
Yakult Honsha Co. Ltd. .......... 1,500 75,648
Yamada Holdings Co. Ltd. ........ 8,400 44,629
Yamaha Corp. ................ 1,800 106,064

BlackRock International Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security Shares Value
Japan (continued)
Yamaha Motor Co. Ltd. .......... 3,700 $ 75,521
Yamato Holdings Co. Ltd. ........ 4,100 104,684
Yamazaki Baking Co. Ltd. ........ 1,600 26,722
Yaskawa Electric Corp. .......... 2,900 144,581
Yokogawa Electric Corp. ......... 3,000 59,836
Z Holdings Corp. .............. 33,400 202,111
ZOZO, Inc. .................. 1,400 34,488
50,844,226
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 1,866 64,136
Luxembourg — 0.2%
ArcelorMittal SA
(a)(d)
............ 8,720 199,426
Eurofins Scientific SE
(a)
.......... 1,690 141,693
SES SA, FDR ................ 4,843 45,452
386,571
Macau — 0.2%
Galaxy Entertainment Group Ltd. ... 26,000 202,398
Sands China Ltd. .............. 30,400 132,769
SJM Holdings Ltd. ............. 26,000 29,151
Wynn Macau Ltd.
(a)
............ 20,800 34,995
399,313
Mexico — 0.0%
Fresnillo plc ................. 2,334 36,050
Netherlands — 4.3%
ABN AMRO Bank NV, CVA
(e)
...... 5,624 55,109
Adyen NV
(a)(e)
................ 232 539,062
Aegon NV ................... 23,684 94,472
Akzo Nobel NV ............... 2,463 264,365
Altice Europe NV
(a)
............. 6,672 43,213
Argenx SE
(a)
................. 570 167,968
ASML Holding NV ............. 5,393 2,611,168
EXOR NV ................... 1,319 107,139
Heineken Holding NV ........... 1,432 134,791
Heineken NV ................ 3,261 363,402
ING Groep NV ................ 49,047 456,031
JDE Peet's NV
(a)
.............. 950 43,092
Koninklijke Ahold Delhaize NV ..... 13,979 394,366
Koninklijke DSM NV ............ 2,211 380,228
Koninklijke KPN NV ............ 44,704 135,869
Koninklijke Philips NV
(a)
.......... 11,695 629,981
Koninklijke Vopak NV ........... 935 49,105
NN Group NV
(d)
............... 3,735 161,465
Randstad NV
(a)
............... 1,393 90,173
Royal Dutch Shell plc, Class A ..... 51,935 910,753
Royal Dutch Shell plc, Class B ..... 46,814 793,437
Wolters Kluwer NV ............. 3,540 298,660
8,723,849
New Zealand — 0.4%
a2 Milk Co. Ltd. (The)
(a)
.......... 9,034 78,573
Auckland International Airport Ltd. .. 15,598 85,300
Fisher & Paykel Healthcare Corp. Ltd. 7,121 169,115
Mercury NZ Ltd. ............... 8,325 39,179
Meridian Energy Ltd. ........... 17,039 91,254
Ryman Healthcare Ltd. .......... 5,318 58,344
Spark New Zealand Ltd. ......... 21,630 73,265
Xero Ltd.
(a)
.................. 1,538 174,562
769,592
Norway — 0.5%
DNB ASA ................... 11,820 231,620
Equinor ASA ................. 12,472 210,484
Gjensidige Forsikring ASA ........ 2,659 59,347
Mowi ASA ................... 5,540 123,409
Security Shares Value
Norway (continued)
Norsk Hydro ASA .............. 17,881 $ 83,220
Orkla ASA ................... 8,866 90,011
Schibsted ASA, Class A
(a)
........ 958 40,830
Schibsted ASA, Class B
(a)
........ 1,303 48,368
Telenor ASA ................. 8,961 152,111
1,039,400
Portugal — 0.2%
EDP - Energias de Portugal SA .... 34,499 216,533
Galp Energia SGPS SA ......... 6,665 70,625
Jeronimo Martins SGPS SA ....... 3,347 56,262
343,420
Russia — 0.0%
Evraz plc ................... 6,748 43,126
Singapore — 1.0%
Ascendas REIT ............... 43,590 98,403
CapitaLand Integrated Commercial
Trust .................... 58,083 94,990
CapitaLand Ltd. ............... 34,092 84,591
City Developments Ltd.
(d)
......... 5,431 32,739
DBS Group Holdings Ltd. ........ 22,867 433,346
Genting Singapore Ltd. .......... 80,400 51,781
Keppel Corp. Ltd. .............. 17,302 70,460
Mapletree Commercial Trust ...... 22,200 35,786
Mapletree Logistics Trust ........ 34,747 52,884
Oversea-Chinese Banking Corp. Ltd. 42,535 324,138
Singapore Airlines Ltd.
(a)
......... 18,000 58,405
Singapore Exchange Ltd. ........ 9,500 66,728
Singapore Technologies Engineering
Ltd.
(d)
.................... 20,781 60,142
Singapore Telecommunications Ltd. . 106,950 186,750
Suntec REIT ................. 24,100 27,180
United Overseas Bank Ltd. ....... 15,059 256,672
UOL Group Ltd. ............... 5,646 32,922
Venture Corp. Ltd. ............. 3,600 52,934
2,020,851
South Africa — 0.3%
Anglo American plc ............ 15,766 520,628
Spain — 2.4%
ACS Actividades de Construccion y
Servicios SA ............... 3,308 109,902
Aena SME SA
(a)(e)
.............. 884 153,683
Amadeus IT Group SA .......... 5,504 406,290
Banco Bilbao Vizcaya Argentaria SA . 84,819 420,414
Banco Santander SA ........... 220,241 686,786
CaixaBank SA ................ 47,036 120,896
Cellnex Telecom SA
(e)
........... 4,016 241,173
Enagas SA .................. 3,015 66,329
Endesa SA .................. 4,163 114,187
Ferrovial SA ................. 6,295 174,060
Grifols SA ................... 3,727 108,815
Iberdrola SA ................. 75,535 1,085,460
Industria de Diseno Textil SA ...... 13,883 440,644
Naturgy Energy Group SA ........ 3,421 79,552
Red Electrica Corp. SA .......... 5,673 116,473
Repsol SA .................. 19,463 196,073
Siemens Gamesa Renewable Energy
SA ..................... 3,170 128,722
Telefonica SA ................ 62,055 246,832
Telefonica SA
(a)
............... 3,447 13,711
4,910,002

2020
BlackRock Annual Report To Shareholders
BlackRock International Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security Shares Value
Sweden — 3.2%
Alfa Laval AB
(a)
............... 3,904 $ 107,815
Assa Abloy AB, Class B ......... 12,747 315,004
Atlas Copco AB, Class A ......... 8,546 439,234
Atlas Copco AB, Class B ......... 5,070 227,579
Boliden AB .................. 3,348 118,778
Electrolux AB ................ 2,964 68,963
Epiroc AB, Class A ............. 8,142 147,979
Epiroc AB, Class B ............. 5,188 87,582
EQT AB .................... 3,058 77,623
Essity AB, Class B ............. 7,695 247,927
Evolution Gaming Group AB
(e)
..... 2,031 204,186
Fastighets AB Balder, Class B
(a)
.... 1,283 66,991
Hennes & Mauritz AB, Class B ..... 10,224 214,623
Hexagon AB, Class B ........... 3,495 320,429
Husqvarna AB, Class B .......... 5,551 72,041
ICA Gruppen AB .............. 1,291 64,577
Industrivarden AB, Class A
(a)
...... 1,354 45,111
Industrivarden AB, Class C
(a)
...... 1,883 60,863
Investment AB Latour, Class B ..... 1,900 46,023
Investor AB, Class B ............ 5,739 417,704
Kinnevik AB, Class B
(a)
.......... 3,118 156,638
L E Lundbergforetagen AB, Class B
(a)
1,010 54,185
Lundin Energy AB ............. 2,489 67,458
Nibe Industrier AB, Class B ....... 4,003 131,274
Sandvik AB
(a)
................. 14,218 350,667
Securitas AB, Class B ........... 4,163 67,164
Skandinaviska Enskilda Banken AB,
Class A
(a)
................. 20,626 212,396
Skanska AB, Class B ........... 4,093 104,306
SKF AB, Class B .............. 5,029 130,851
Svenska Cellulosa AB SCA, Class B
(a)
7,777 135,974
Svenska Handelsbanken AB, Class A
(a)
19,458 196,137
Swedbank AB, Class A
(a)
......... 11,445 200,750
Swedish Match AB ............. 2,029 157,898
Tele2 AB, Class B ............. 6,403 84,699
Telefonaktiebolaget LM Ericsson, Class
B ...................... 36,722 436,825
Telia Co. AB ................. 32,316 133,460
Volvo AB, Class B
(a)
............ 18,042 427,110
6,398,824
Switzerland — 9.7%
ABB Ltd. (Registered) ........... 23,413 656,716
Adecco Group AG (Registered) .... 1,862 124,015
Alcon, Inc.
(a)
................. 6,161 409,067
Baloise Holding AG (Registered)
(d)
.. 592 105,182
Banque Cantonale Vaudoise
(Registered) ............... 386 42,016
Barry Callebaut AG (Registered) .... 35 83,410
Chocoladefabriken Lindt & Spruengli
AG ..................... 13 126,714
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 2 200,882
Cie Financiere Richemont SA
(Registered) ............... 6,606 596,799
Clariant AG (Registered) ......... 2,648 56,180
Coca-Cola HBC AG ............ 2,617 84,746
Credit Suisse Group AG (Registered) 31,168 402,406
EMS-Chemie Holding AG (Registered) 98 94,272
Geberit AG (Registered) ......... 468 292,954
Givaudan SA (Registered) ........ 118 499,237
Julius Baer Group Ltd. .......... 2,750 158,432
Kuehne + Nagel International AG
(Registered) ............... 667 151,355
LafargeHolcim Ltd. (Registered)
(a)
... 6,525 358,143
Logitech International SA (Registered) 2,111 204,968
Lonza Group AG (Registered) ..... 939 604,873
Security Shares Value
Switzerland (continued)
Nestle SA (Registered) .......... 36,502 $ 4,314,949
Novartis AG (Registered) ........ 28,132 2,648,851
Partners Group Holding AG ....... 230 270,260
Roche Holding AG ............. 8,889 3,096,026
Schindler Holding AG ........... 508 137,382
Schindler Holding AG (Registered) .. 268 72,439
SGS SA (Registered) ........... 75 226,078
Sika AG (Registered) ........... 1,809 493,121
Sonova Holding AG (Registered)
(a)
.. 696 181,025
STMicroelectronics NV .......... 8,187 302,884
Straumann Holding AG (Registered) . 128 149,942
Swatch Group AG (The) ......... 377 102,485
Swatch Group AG (The) (Registered) 521 27,494
Swiss Life Holding AG (Registered)
(a)
376 175,393
Swiss Prime Site AG (Registered) ... 947 92,836
Swiss Re AG ................. 3,620 341,052
Swisscom AG (Registered) ....... 329 177,179
Temenos AG (Registered) ........ 803 111,882
UBS Group AG (Registered) ...... 46,326 652,263
Vifor Pharma AG .............. 605 95,089
Zurich Insurance Group AG ....... 1,904 802,386
19,723,383
United Kingdom — 11.7%
3i Group plc ................. 12,301 194,564
Admiral Group plc ............. 2,316 91,579
Ashtead Group plc ............. 5,620 264,708
Associated British Foods plc
(a)
..... 4,434 136,898
AstraZeneca plc .............. 16,683 1,663,517
Auto Trader Group plc
(e)
......... 12,141 98,825
AVEVA Group plc .............. 1,463 63,873
Aviva plc ................... 48,823 217,166
BAE Systems plc .............. 41,041 273,693
Barclays plc ................. 220,316 441,975
Barratt Developments plc ........ 13,463 123,080
Berkeley Group Holdings plc ...... 1,532 99,101
BP plc ..................... 257,580 888,842
British American Tobacco plc ...... 29,178 1,083,579
British Land Co. plc (The) ........ 11,235 75,247
BT Group plc
(a)
............... 114,493 206,369
Bunzl plc ................... 4,215 140,730
Burberry Group plc
(a)
........... 5,393 131,698
CK Hutchison Holdings Ltd. ....... 34,159 238,492
CNH Industrial NV
(a)
............ 12,504 157,181
Coca-Cola European Partners plc
(d )
. 2,626 130,854
Compass Group plc ............ 22,896 427,041
Croda International plc .......... 1,574 141,550
DCC plc .................... 1,289 91,213
Diageo plc .................. 29,615 1,171,829
Direct Line Insurance Group plc .... 18,282 79,960
Entain plc ................... 7,296 113,167
Experian plc ................. 11,682 443,783
Fiat Chrysler Automobiles NV
(a)
.... 13,464 243,242
GlaxoSmithKline plc ............ 63,846 1,168,252
Halma plc ................... 4,761 159,447
Hargreaves Lansdown plc ........ 4,262 88,744
HSBC Holdings plc ............ 258,380 1,334,595
Imperial Brands plc ............ 12,079 253,352
Informa plc .................. 19,097 142,795
InterContinental Hotels Group plc ... 2,282 147,908
Intertek Group plc ............. 2,023 156,257
J Sainsbury plc ............... 23,366 71,820
JD Sports Fashion plc
(a)
......... 5,572 65,461
Johnson Matthey plc ........... 2,573 85,245
Kingfisher plc
(a)
............... 26,020 96,148
Land Securities Group plc ........ 9,146 84,473
Legal & General Group plc ....... 76,613 279,209

BlackRock International Index V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security Shares Value
United Kingdom (continued)
Lloyds Banking Group plc ........ 888,339 $ 442,888
London Stock Exchange Group plc .. 4,034 497,943
M&G plc .................... 33,500 90,422
Melrose Industries plc
(a)
......... 59,712 145,482
Mondi plc ................... 6,082 142,513
National Grid plc .............. 44,311 523,642
Natwest Group plc ............. 59,808 136,720
Next plc
(a)
................... 1,623 156,500
Ocado Group plc
(a)
............. 5,933 185,526
Pearson plc ................. 9,180 84,256
Persimmon plc ............... 4,139 156,217
Phoenix Group Holdings plc ...... 6,962 66,717
Prudential plc ................ 32,831 603,695
Reckitt Benckiser Group plc ....... 9,018 804,894
RELX plc ................... 24,673 603,684
Rentokil Initial plc .............. 23,374 162,968
Rolls-Royce Holdings plc
(a)
....... 107,406 162,551
RSA Insurance Group plc ........ 13,648 126,501
Sage Group plc (The) ........... 13,453 106,820
Schroders plc ................ 1,653 75,370
Segro plc ................... 13,815 179,260
Severn Trent plc .............. 3,146 98,212
Smith & Nephew plc ............ 11,036 229,245
Smiths Group plc .............. 5,262 108,234
Spirax-Sarco Engineering plc ...... 917 141,552
SSE plc .................... 12,985 265,974
St. James's Place plc ........... 7,035 108,860
Standard Chartered plc .......... 34,388 218,362
Standard Life Aberdeen plc ....... 28,351 108,669
Taylor Wimpey plc ............. 39,831 90,096
Tesco plc ................... 122,577 386,824
Unilever plc .................. 14,852 890,729
Unilever plc .................. 18,541 1,122,678
United Utilities Group plc ......... 8,430 103,107
Vodafone Group plc ............ 340,361 559,039
Whitbread plc
(a)
............... 2,676 113,346
Wm Morrison Supermarkets plc .... 29,757 72,003
WPP plc .................... 15,652 169,605
23,808,566
United States — 0.4%
CyberArk Software Ltd.
(a)
......... 497 80,310
Ferguson plc ................. 2,822 342,874
James Hardie Industries plc, CDI
(a)
.. 5,471 162,144
QIAGEN NV
(a)
................ 2,837 147,124
Security Shares Value
United States (continued)
Tenaris SA .................. 6,279 $ 50,884
783,336
Total Common Stocks — 98.4%
(Cost: $178,499,681) ............................. 199,340,860
Preferred Securities — 0.6%
Preferred Stocks — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG
(Preference) ............... 733 49,379
Fuchs Petrolub SE (Preference) .... 924 52,134
Henkel AG & Co. KGaA (Preference) 2,243 252,908
Porsche Automobil Holding SE
(Preference) ............... 1,910 131,937
Sartorius AG (Preference) ........ 451 189,952
Volkswagen AG (Preference) ...... 2,362 441,420
1,117,730
Total Preferred Stocks — 0.6%
(Cost: $687,720) ................................ 1,117,730
Rights — 0.0%
Spain — 0.0%
Repsol SA
(a)
................. 19,463 6,674
Total Rights — 0.0%
(Cost: $6,968) ................................. 6,674
Total Long-Term Investments — 99.0%
(Cost: $179,194,369) ............................. 200,465,264
Short-Term Securities — 3.2%
(f)
*
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.00% ...... 207,683 207,683
SL Liquidity Series, LLC, Money Market
Series, 0.17%
(g)
............. 6,377,328 6,379,240
Total Short-Term Securities — 3.2%
(Cost: $6,587,098) .............................. 6,586,923
Total Investments — 102.2%
(Cost: $185,781,467) ............................. 207,052,187
Liabilities in Excess of Other Assets — (2.2)% ............ (4,475,853)
Net Assets — 100.0% .............................. $ 202,576,334
(a)
Non-income producing security.
(b)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
All or a portion of this security is on loan.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with cash collateral from loaned securities.

2020
BlackRock Annual Report To Shareholders
BlackRock International Index V.I. Fund
14
Schedule of Investments
(continued)
December 31, 2020
*
Investments in issuers considered to be an affiliate/affiliates of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 13,454 $ 194,229 $ — $ — $ — $ 207,683 207,683 $ 322 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,651,798 4,726,826 — 807 (191) 6,379,240 6,377,328 26,692
(b)
—
$ 807 $ (191) $ 6,586,923 $ 27,014 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International Index V.I. Fund
Schedule of Investments
15
Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nikkei 225 Index .......................................................... 3 03/11/21 $ 399 $ 15,424
SPI 200 Index ............................................................ 2 03/18/21 252 (1,762)
EURO STOXX 50 Index ..................................................... 16 03/19/21 694 7,619
FTSE 100 Index .......................................................... 4 03/19/21 351 (4,121)
$ 17,160
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 23,043 $ — $ — $ — $ 23,043
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 5,883 — — — 5,883
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the year ended December 31, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 673,895 $ — $ — $ — $ 673,895
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 23,122 — — — 23,122
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 2,109,414

2020
BlackRock Annual Report To Shareholders
BlackRock International Index V.I. Fund
16
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia ............................................. $ — $ 15,988,782 $ 3 $ 15,988,785
Austria .............................................. — 352,592 — 352,592
Belgium ............................................. 36,298 1,766,775 — 1,803,073
Brazil ............................................... — 88,240 — 88,240
Chile ............................................... — 102,863 — 102,863
China ............................................... — 1,044,672 — 1,044,672
Denmark ............................................. — 5,042,046 — 5,042,046
Finland .............................................. — 2,446,279 — 2,446,279
France .............................................. 685,002 20,917,685 — 21,602,687
Germany ............................................ 440,854 17,284,454 — 17,725,308
Hong Kong ........................................... 125,094 5,454,696 — 5,579,790
Ireland .............................................. 267,004 1,118,329 — 1,385,333
Israel ............................................... 485,790 662,093 — 1,147,883
Italy ................................................ — 4,216,036 — 4,216,036
Japan ............................................... — 50,844,226 — 50,844,226
Jordan .............................................. — 64,136 — 64,136
Luxembourg .......................................... 141,693 244,878 — 386,571
Macau .............................................. — 399,313 — 399,313
Mexico .............................................. — 36,050 — 36,050
Netherlands ........................................... 845,958 7,877,891 — 8,723,849
New Zealand .......................................... — 769,592 — 769,592
Norway .............................................. 123,409 915,991 — 1,039,400
Portugal ............................................. — 343,420 — 343,420
Russia .............................................. — 43,126 — 43,126
Singapore ............................................ — 2,020,851 — 2,020,851
South Africa ........................................... — 520,628 — 520,628
Spain ............................................... — 4,910,002 — 4,910,002
Sweden ............................................. — 6,398,824 — 6,398,824
Switzerland ........................................... — 19,723,383 — 19,723,383
United Kingdom ........................................ 1,253,532 22,555,034 — 23,808,566
United States .......................................... 227,434 555,902 — 783,336
Preferred Securities ...................................... — 1,117,730 — 1,117,730
Rights ................................................ 6,674 — — 6,674
Short-Term Securities ....................................... 207,683 — — 207,683
Subtotal ....................................................
$ 4,846,425 $ 195,826,519 $ 3 $ 200,672,947
Investments valued at NAV
(a)
...................................... 6,379,240
$ —
Total Investments .............................................. $ 207,052,187
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 23,043 $ — $ — $ 23,043
Liabilities:
Equity contracts ........................................... (5,883) — — (5,883)
$ 17,160 $ — $ — $ 17,160
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
December 31, 2020
17
Financial Statements
See notes to financial statements.
BlackRock
International
Index V.I. Fund
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $ 3 , 918 , 114 ) (cost — $179,194,369) ........................................... $ 200,465,264
Investments at value — affiliated (cost — $6,587,098) ................................................................................. 6,586,923
Cash pledged for futures contracts .............................................................................................. 153,444
Foreign currency at value (cost — $1,150,554) ...................................................................................... 1,166,485
Receivables: –
Securities lending income — affiliated .......................................................................................... 787
Capital shares sold ....................................................................................................... 58,363
Dividends — affiliated ..................................................................................................... 3
Dividends — unaffiliated ................................................................................................... 813,372
From the Manager ....................................................................................................... 2,323
Variation margin on futures contracts ........................................................................................... 11,404
Prepaid expenses ......................................................................................................... 1,623
Total assets .............................................................................................................
209,259,991
LIABILITIES
Collateral on securities loaned at value ........................................................................................... 6,378,366
Payables: –
Accounting services fees ................................................................................................... 18,231
Capital shares redeemed ................................................................................................... 70,635
Custodian fees .......................................................................................................... 37,177
Investment advisory fees .................................................................................................. 6,882
Directors' and Officer's fees ................................................................................................. 2,399
Other affiliate fees ....................................................................................................... 1,967
Pricing fees ............................................................................................................ 33,151
Printing and postage fees .................................................................................................. 48,322
Professional fees ........................................................................................................ 40,840
Transfer agent fees ...................................................................................................... 19,859
Variation margin on futures contracts ........................................................................................... 9,323
Other accrued expenses ................................................................................................... 16,505
Total liabilities ............................................................................................................
6,683,657
NET ASSETS ............................................................................................................
$ 202,576,334
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 185,334,532
Accumulated earnings ...................................................................................................... 17,241,802
NET ASSETS ............................................................................................................
$ 202,576,334

Statement of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report To Shareholders
18
See notes to financial statements.
BlackRock
International Index
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 202,576,334
Shares outstanding .................................................................................................
20,350,476
Net asset value ....................................................................................................
$ 9.95
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2020
19
Financial Statements
See notes to financial statements.
BlackRock
International
Index V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 322
Dividends — unaffiliated ................................................................................................... 4,604,872
Securities lending income — affiliated — net ..................................................................................... 26,692
Foreign taxes withheld .................................................................................................... (375,610)
Total investment income .....................................................................................................
4,256,276
EXPENSES
Printing and postage ..................................................................................................... 183,437
Investment advisory ...................................................................................................... 141,300
Transfer agent .......................................................................................................... 99,855
License .............................................................................................................. 97,683
Professional ........................................................................................................... 72,747
Custodian ............................................................................................................. 70,850
Accounting services ...................................................................................................... 56,502
Directors and Officer ..................................................................................................... 10,911
Miscellaneous .......................................................................................................... 20,931
Total expenses ...........................................................................................................
754,216
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (182,442)
Transfer agent fees reimbursed .............................................................................................. (94,842)
Total expenses after fees waived and/or reimbursed ..................................................................................
476,932
Net investment income ......................................................................................................
3,779,344
REALIZED AND UNREALIZED GAIN (LOSS) $ 10,597,502
Net realized gain (loss) from: $ –
Investments — affiliated ................................................................................................. 807
Investments — unaffiliated ............................................................................................... (3,407,671)
Foreign currency transactions ............................................................................................. 148,001
Futures contracts ...................................................................................................... 673,895
A
(2,584,968)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. (191)
Investments — unaffiliated ............................................................................................... 13,095,626
Foreign currency translations .............................................................................................. 63,912
Futures contracts ...................................................................................................... 23,122
A
13,182,469
Net realized and unrealized gain ...............................................................................................
10,597,501
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 14,376,845

Statements of Changes in Net Assets

2020
BlackRock Annual Report To Shareholders
20
See notes to financial statements.
BlackRock International Index V.I. Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,779,344 $ 5,800,605
Net realized gain (loss) .............................................................................. (2,584,968) 253,535
Net change in unrealized appreciation (depreciation) .......................................................... 13,182,469 29,879,893
Net increase in net assets resulting from operations .............................................................
14,376,845 35,934,033
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(3,860,018) (6,321,048)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(4,306,715) (3,875,905)
NET ASSETS
Total increase in net assets ............................................................................. 6,210,112 25,737,080
Beginning of year .................................................................................... 196,366,222 170,629,142
End of year ........................................................................................
$ 202,576,334 $ 196,366,222
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
21
Financial Highlights
BlackRock International Index V.I. Fund
(a)
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 9.39 $ 7.98 $ 14.28 $ 11.84 $ 12.21
Net investment income
(b)
.....................................
0.19 0.28 0.42 0.36 0.34
Net realized and unrealized gain (loss) ...........................
0.56 1.45 (2.40) 2.65 (0.24)
Net increase (decrease) from investment operations ....................
0.75 1.73 (1.98) 3.01 0.10
Distributions
(c)
– – – – –
From net investment income ..................................
(0.19) (0.31) (0.64) (0.40) (0.35)
From net realized gain .......................................
— (0.01) (3.68) (0.17) (0.12)
Total distributions ...........................................
(0.19) (0.32) (4.32) (0.57) (0.47)
Net asset value, end of year ...................................
$ 9.95 $ 9.39 $ 7.98 $ 14.28 $ 11.84
Total Return
(d)
8.03% 21.58% (13.70)% 25.40% 0.90%
Based on net asset value ......................................
8.03% 21.58% (13.70)% 25.40% 0.90%
Ratios to Average Net Assets
Total expenses .............................................
0.43% 0.39% 0.31%
(e)
0.26% 0.42%
Total expenses after fees waived and/or reimbursed ....................
0.27% 0.27% 0.24%
(e)
0.26%
(f)
0.42%
(f)
Net investment income .......................................
2.14% 3.13% 3.00% 2.69% 2.83%
Supplemental Data
Net assets, end of year (000) ....................................
$ 202,576 $ 196,366 $ 170,629 $ 334,241 $ 275,529
Portfolio turnover rate ........................................
5% 3% 4% 4% 3%
(a)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the "Predecessor Fund"), a series of State Farm Variable
Product Trust, through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.27%
and 0.24%, respectively.
(f)
The expense ratio includes the effect of expense reimbursements that are less than 0.01%.
See notes to financial statements.

Notes to Financial Statements
2020
BlackRock Annual Report To Shareholders
22
ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
Index V.I. Fund (the "Fund"). The Fund is classified as diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statement of Assets and Liabilities.
Taxes withheld that are reclaimable under applicable foreign tax treaties are reflected in tax reclaims receivable. Reclaim amounts for which collection is uncertain are recorded upon receipt. Tax reclaims recorded or received during the period along with applicable fees associated with the filings of tax claims that result in the recovery of foreign withholding taxes, if any, are included in the Statement of Operations.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
24
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
For the year ended December 31, 2020, the Fund reimbursed the Manager $2,471 for certain accounting services, which is included in accounting services in the Statement of Operations.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations. For the year ended December 31, 2020 , the Fund did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30,
2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the director s who are not "interested persons" of the Company , as defined in the
1940 Act ("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
BofA Securities, Inc. .................................................... $ 57,132 $ (57,132) $ —
Citigroup Global Markets, Inc. ............................................. 308,710 (308,710) —
Credit Suisse Securities (USA) LLC ......................................... 134,200 (134,200) —
Goldman Sachs & Co. .................................................. 1,517,274 (1,517,274) —
Jefferies LLC ......................................................... 1,705,456 (1,705,456) —
JP Morgan Securities LLC ................................................ 32,868 (32,868) —
National Financial Services LLC ............................................ 162,474 (162,474) —
$ 3,918,114 $ (3,918,114) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
26
waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2020, the amount waived was $85.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses at 0.05% of average daily net assets. The Manager has agreed not to reduce or discontinue the contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in transfer agent fees reimbursed in the Statement of Operations. For the year ended December 31, 2020, expense reimbursements were $6,547.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitation as a percentage of average daily net assets is 0.27%.
The Manager has agreed not to reduce or discontinue this contractual expense limitation through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, the Manager waived and/or reimbursed $182,357 and $88,295, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed, respectively, in the Statement of Operations.
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund's contractual caps on net expenses will be terminated.
As of December 31, 2020, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
December 31, 2020:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Expiring December 31,
2021 2022
Fund Level ........................................................................................ $ 170,201 $ 182,357
Class I ........................................................................................... 59,383 94,842
Fund Level ............................................................................................................... $ 32,290
Class I .................................................................................................................. 15,533

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2020, the Fund paid BIM $5,216 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2020, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, excluding short-term investments, were $8,100,838 and $11,625,345, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to distributions paid in excess of taxable income were reclassified to the following accounts:
The tax character of distributions paid was as follows:
Purchases ............................................................................................................... $ 1,390,479
Sales ................................................................................................................... 1,198,061
Net Realized Gain .......................................................................................................... 335,599
Paid-in capital ........................................................................................................... $ 3,203
Accumulated e arnings ..................................................................................................... (3,203)
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 3,860,018 $ 6,312,262
Long-term capital gains ........................................................................................ — 8,786
$ 3,860,018 $ 6,321,048

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
28
As of period end, the tax components of accumulated earnings (loss) were as follows:
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable
Undistributed ordinary income ............................................................................................. $ 313,732
Non-expiring capital loss carryforwards
(a)
...................................................................................... (2,817,608)
Net unrealized gains (losses)
(b)
............................................................................................ 19,745,678
$ 17,241,802
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the classification of investments and the timing and recognition of partnership income.
Tax cost ........................................................................................................... $ 187,331,776
Gross unrealized appreciation ............................................................................................ $ 76,223,245
Gross unrealized depreciation ............................................................................................ (56,489,172)
Net unrealized appreciation (depreciation) .................................................................................... $ 19,734,073

Notes to Financial Statements
(continued)
29
Notes to Financial Statements
inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limit ed number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liq uidity of, the Fund's portfolio . Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of
Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the
European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
364,984 $ 3,134,817 233,553 $ 2,077,437
Shares issued in reinvestment of distributions ........................
389,099 3,859,866 674,579 6,317,929
Shares redeemed .........................................
(1,309,269) (11,301,398) (1,379,661) (12,271,271)
Net decrease ..............................................
(555,186) $ (4,306,715) (471,529) $ (3,875,905)

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
30
As of December 31, 2020, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 790 Class I Shares of the Fund.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
31
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock International Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock International Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The financial highlights for each of the two years in the period ended December 31, 2017 of the Fund were audited by other auditors whose report dated February 23, 2018, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2020
BlackRock Annual Report To Shareholders
32
Portfolio Abbreviations
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
FDR Fiduciary Depositary Receipt
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock International V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report To Shareholders
2
BlackRock International V.I. Fund
Investment Objective
BlackRock International V.I. Fund’s (the “Fund”) investment objective is long-term capital growth.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund outperformed its benchmark, the MSCI All Country World Index ex USA.
What factors influenced performance?
The most significant contributors to the Fund's relative performance were stock selection decisions in the materials and communication services sectors. Stock selection within health care also contributed to Fund performance. Among individual stocks, LG Chem Ltd., PayPal Holdings, Inc., and SEA Ltd. were the top relative contributors.
South Korean electric-vehicle battery supplier LG Chem saw robust demand for its electric vehicle battery technology during the period, producing strong financial results.
U.S. electronic payments company PayPal benefited from growth in e-commerce, and Singapore's Sea rallied as the gaming and e-commerce platform provider gave more details on its investments into its payments business, which is expected to be a key driver of future growth.
Conversely, negative stock selection in the financials and consumer discretionary sectors was the only relative detractor from performance during the period. At the individual stock level, Indusind Bank Ltd., ON Semiconductor Corp. and Banco Comercial Portugues SA were the most significant detractors. Indusind and Banco Comercial Portugues lagged in the first half of 2020, as financials were the second-worst performing sector and banks with exposure to emerging markets were hit the hardest. ON Semiconductor also detracted from performance in the first half of the period, as fears of a global growth slowdown put pressure on the semiconductor industry.
Describe recent portfolio activity.
The Fund was active in making portfolio changes in an environment of increased volatility. The largest change to the Fund's positioning was a significant increase in exposure to the industrials sector. Exposure to consumer staples also grew moderately. In contrast, the Fund exited multiple positions in the financials sector and reduced its real estate exposure to zero.
Describe portfolio positioning at period end.
The Fund’s largest sector overweight positions were in industrials, communication services and information technology. The largest underweight exposures were in financials, health care and utilities. On a geographical basis, the largest overweight exposures were in the United States, France and Brazil, while the largest underweight allocations were in China, Australia and Taiwan.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)
3
Fund Summary
BlackRock International V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests primarily in stocks of companies located outside the U.S. The Fund’s total returns prior to October 1, 2011 are the returns of the Fund when it followed different investment strategies under the name “BlackRock International Value V.I. Fund.”
(c)
A free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United
States.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
................................................................. 28.26% 21.32% 10.53% 6.37%
MSCI All Country World Index ex USA ............................................ 24.33 10.65 8.93 4.92
(a)
For a portion of the period, the Fund's investment adviser waived a portion of its fee. Without such waiver, the Fund's performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. The Fund’s total returns prior to October 1, 2011 are the returns of the Fund when it followed different investment strategies under the name “BlackRock International Value V.I. Fund.”
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report To Shareholders
4
BlackRock International V.I. Fund
Portfolio Information
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 16%
France ........................................... 12
United States ...................................... 12
United Kingdom ..................................... 8
South Korea ....................................... 5
Germany ......................................... 5
Brazil ............................................ 5
Italy ............................................. 4
Switzerland ........................................ 4
China ............................................ 4
India ............................................ 4
Ireland ........................................... 3
Iceland ........................................... 3
Russia ........................................... 3
Canada .......................................... 3
Sweden .......................................... 2
Mexico ........................................... 2
Netherlands ....................................... 2
Spain ............................................ 2
Taiwan ........................................... 1
Short-Term Securities ................................. 1
Liabilities in Excess of Other Assets ....................... (1)

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,282.60 $ 5.34 $ 1,000.00 $ 1,020.46 $ 4.72 0.93%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2020
BlackRock Annual Report To Shareholders
BlackRock International V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Shares
Shares Value
Common Stocks — 94.7%
Brazil — 5.3%
(a)
Banco do Brasil SA ............ 477,272 $ 3,587,980
Locaweb Servicos de Internet SA
(b)
.. 119,199 1,854,346
5,442,326
Canada — 3.4%
Canadian National Railway Co. .... 31,773 3,493,058
China — 4.0%
(a)(b)
Weimob , Inc. ................. 1,122,000 2,022,633
Wuxi Biologics Cayman, Inc. ...... 156,000 2,068,770
4,091,403
France — 12.0%
L'Oreal SA .................. 11,397 4,348,550
Schneider Electric SE ........... 17,354 2,508,129
Ubisoft Entertainment SA
(a)
....... 26,551 2,558,683
Worldline SA
(a)(b)
.............. 29,885 2,903,272
12,318,634
Iceland — 2.5%
Marel HF
(b)
.................. 426,459 2,615,338
India — 4.3%
Bharti Airtel Ltd. ............... 334,651 2,337,072
Reliance Industries Ltd. ......... 74,641 2,030,902
4,367,974
Ireland — 2.4%
Ryanair Holdings plc, ADR
(a)
...... 22,811 2,508,754
Italy — 3.7%
Intesa Sanpaolo SpA
(a)
.......... 1,597,772 3,776,684
Japan — 15.9%
FANUC Corp. ................ 18,000 4,443,284
Recruit Holdings Co. Ltd. ........ 139,900 5,876,214
Sony Corp. .................. 59,900 6,036,008
16,355,506
Mexico — 1.9%
Grupo Financiero Banorte SAB de CV,
Class O
(a)
................. 361,053 1,989,470
Netherlands — 2.0%
Koninklijke DSM NV ............ 12,169 2,092,717
Russia — 3.1%
Sberbank of Russia PJSC, ADR .... 217,501 3,144,679
South Korea — 4.5%
LG Chem Ltd.
(a)
............... 6,047 4,598,241
Spain — 2.4%
Cellnex Telecom SA
(b)
........... 40,947 2,458,989
Sweden — 1.8%
Volvo AB, Class B
(a)
............ 76,120 1,801,997
Switzerland — 4.0%
Roche Holding AG ............. 11,734 4,086,935
Taiwan — 1.4%
Sea Ltd., ADR
(a)(c)
.............. 7,313 1,455,653
Security
Shares
Shares Value
United Kingdom — 7.9%
Burberry Group plc
(a)
........... 73,905 $ 1,804,768
Unilever plc .................. 55,485 3,359,677
Vodafone Group plc ............ 1,802,800 2,961,077
8,125,522
United States — 12.2%
Airbnb, Inc., Class A
(a)
........... 1,994 292,719
Cadence Design Systems, Inc.
(a)
... 18,769 2,560,655
Marvell Technology Group Ltd. ..... 33,871 1,610,228
Mondelez International, Inc., Class A . 36,143 2,113,281
Otis Worldwide Corp. ........... 34,786 2,349,794
PayPal Holdings, Inc.
(a)
.......... 15,480 3,625,416
12,552,093
Total Common Stocks — 94.7%
(Cost: $71,985,304) .............................. 97,275,973
Preferred Stocks — 4.9%
Germany — 4.9%
Volkswagen AG (Preference), ..... 26,946 5,035,773
Total Preferred Stocks — 4.9%
(Cost: $5,124,336) .............................. 5,035,773
Total Long-Term Investments — 99.6%
(Cost: $77,109,640) .............................. 102,311,746
Short-Term Securities — 1.4%
Money Market Funds — 1.4%
(d)
*
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.00% ...... 753,853 753,853
SL Liquidity Series, LLC, Money Market
Series, 0.17%
(e)
............. 710,241 710,454
Total Money Market Funds — 1.4%
(Cost: $1,464,307) .............................. 1,464,307
Par (000)
Pa r (000)
Time Deposits — 0.0%
Canada — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 01/04/21 ............ CAD 13 10,370
Total Time Deposits — 0.0%
(Cost: $10,370) ................................ 10,370
Total Short-Term Securities — 1.4%
(Cost: $1,474,677) .............................. 1,474,677
Total Investments — 101.0%
(Cost: $78,584,317) .............................. 103,786,423
Liabilities in Excess of Other Assets — (1.0)% ............ (1,032,958)
Net Assets — 100.0% .............................. $ 102,753,465
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.

BlackRock International V.I. Fund
Schedule of Investments
7
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 2,069,868 $ — $ (1,316,015) $ — $ — $ 753,853 753,853 $ 4,159 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... — 712,649 — (2,195) — 710,454 710,241 6,800
(b)
—
$ (2,195) $ — $ 1,464,307 $ 10,959 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil ............................................... $ — $ 5,442,326 $ — $ 5,442,326
Canada ............................................. 3,493,058 — — 3,493,058
China ............................................... — 4,091,403 — 4,091,403
France .............................................. — 12,318,634 — 12,318,634
Iceland .............................................. 2,615,338 — — 2,615,338
India ............................................... — 4,367,974 — 4,367,974
Ireland .............................................. 2,508,754 — — 2,508,754
Italy ................................................ — 3,776,684 — 3,776,684
Japan ............................................... — 16,355,506 — 16,355,506
Mexico .............................................. 1,989,470 — — 1,989,470
Netherlands ........................................... — 2,092,717 — 2,092,717
Russia .............................................. — 3,144,679 — 3,144,679
South Korea .......................................... — 4,598,241 — 4,598,241
Spain ............................................... — 2,458,989 — 2,458,989
Sweden ............................................. — 1,801,997 — 1,801,997
Switzerland ........................................... — 4,086,935 — 4,086,935
Taiwan .............................................. 1,455,653 — — 1,455,653
United Kingdom ........................................ 3,359,677 4,765,845 — 8,125,522
United States .......................................... 12,552,093 — — 12,552,093
Preferred Securities ...................................... — 5,035,773 — 5,035,773
Short-Term Securities:
Money Market Funds ...................................... 753,853 — — 753,853
Time Deposits .......................................... — 10,370 — 10,370
Subtotal ....................................................
$ 28,727,896 $ 74,348,073 $ — $ 103,075,969
Investments valued at NAV
(a)
...................................... 710,454
$ —
Total Investments .............................................. $ 103,786,423
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities

December 31, 2020
2020
BlackRock Annual Report To Shareholders
8
See notes to financial statements.
BlackRock
International
V.I. Fund
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $704,438) (cost — $77,120,010) ............................................. $ 102,322,116
Investments at value — affiliated (cost — $1,464,307) ................................................................................. 1,464,307
Foreign currency at value (cost — $9,118) ......................................................................................... 9,146
Receivables: –
Securities lending income — affiliated .......................................................................................... 339
Capital shares sold ....................................................................................................... 731
Dividends — affiliated ..................................................................................................... 70
Dividends — unaffiliated ................................................................................................... 200,117
Prepaid expenses ......................................................................................................... 811
Total assets .............................................................................................................
103,997,637
LIABILITIES
Collateral on securities loaned at value ........................................................................................... 715,200
Payables: –
Capital shares redeemed ................................................................................................... 296,311
Investment advisory fees .................................................................................................. 63,616
Directors' and Officer's fees ................................................................................................. 2,094
Other affiliate fees ....................................................................................................... 755
Printing and postage fees .................................................................................................. 28,973
Professional fees ........................................................................................................ 40,471
Transfer agent fees ...................................................................................................... 50,167
Other accrued expenses ................................................................................................... 46,585
Total liabilities ............................................................................................................
1,244,172
NET ASSETS ............................................................................................................
$ 102,753,465
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 74,900,575
Accumulated earnings ...................................................................................................... 27,852,890
NET ASSETS ............................................................................................................
$ 102,753,465

Statement of Assets and Liabilities
(continued)
December 31, 2020
9
Financial Statements
See notes to financial statements.
BlackRock
International
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 102,753,465
Shares outstanding .................................................................................................
7,198,443
Net asset value ....................................................................................................
$ 14.27
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2020
2020
BlackRock Annual Report To Shareholders
10
See notes to financial statements.
BlackRock
International
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 4,159
Dividends — unaffiliated ................................................................................................... 1,311,886
Securities lending income — affiliated — net ..................................................................................... 6,800
Foreign taxes withheld .................................................................................................... (137,433)
Total investment income .....................................................................................................
1,185,412
EXPENSES
Investment advisory ...................................................................................................... 651,730
Transfer agent .......................................................................................................... 177,880
Accounting services ...................................................................................................... 50,772
Printing and postage ..................................................................................................... 41,577
Professional ........................................................................................................... 36,390
Custodian ............................................................................................................. 19,307
Directors and Officer ..................................................................................................... 9,647
Miscellaneous .......................................................................................................... 3,900
Total expenses ...........................................................................................................
991,203
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (17,317)
Transfer agent fees reimbursed .............................................................................................. (166,430)
Total expenses after fees waived and/or reimbursed ..................................................................................
807,456
Net investment income ......................................................................................................
377,956
REALIZED AND UNREALIZED GAIN (LOSS) $ 17,190,845
Net realized gain (loss) from: $ –
Investments — affiliated ................................................................................................. (2,195)
Investments — unaffiliated ............................................................................................... 2,668,791
Foreign currency transactions ............................................................................................. (32,947)
A
2,633,649
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................................... 14,549,936
Foreign currency translations .............................................................................................. 7,260
A
14,557,196
Net realized and unrealized gain ...............................................................................................
17,190,845
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 17,568,801

Statements of Changes in Net Assets
11
Financial Statements
See notes to financial statements.
BlackRock International V.I. Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 377,956 $ 1,182,648
Net realized gain .................................................................................. 2,633,649 4,130,091
Net change in unrealized appreciation (depreciation) .......................................................... 14,557,196 19,554,105
Net increase in net assets resulting from operations .............................................................
17,568,801 24,866,844
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(1,905,779) (1,052,006)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(8,052,954) (10,904,229)
NET ASSETS
Total increase in net assets ............................................................................. 7,610,068 12,910,609
Beginning of year .................................................................................... 95,143,397 82,232,788
End of year ........................................................................................
$ 102,753,465 $ 95,143,397
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report To Shareholders
12
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.04 per share and 0.31%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock International V.I. Fund
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 12.02 $ 9.20 $ 12.56 $ 9.58 $ 9.71
Net investment income
(a)
.....................................
0.05 0.14 0.17
(b)
0.15 0.15
Net realized and unrealized gain (loss) ...........................
2.46 2.81 (2.88) 2.83 (0.11)
Net increase (decrease) from investment operations ....................
2.51 2.95 (2.71) 2.98 0.04
Distributions
(c)
– – – – –
From net investment income ..................................
(0.06) (0.13) (0.32) — (0.17)
From net realized gain .......................................
(0.20) — (0.33) — —
From return of capital .......................................
— — — — (0.00)
(d)
Total distributions ...........................................
(0.26) (0.13) (0.65) — (0.17)
Net asset value, end of year ...................................
$ 14.27 $ 12.02 $ 9.20 $ 12.56 $ 9.58
Total Return
(e)
21.32% 32.12% (21.82)% 31.11% —
Based on net asset value ......................................
21.32% 32.12% (21.82)% 31.11% 0.39%
Ratios to Average Net Assets
(f)
Total expenses .............................................
1.14% 1.12% 1.20% 1.24% 1.15%
Total expenses after fees waived and/or reimbursed ....................
0.93% 0.97% 1.07% 1.11% 1.04%
Net investment income .......................................
0.43% 1.31% 1.48%
(b)
1.37% 1.57%
Supplemental Data
Net assets, end of year (000) ....................................
$ 102,753 $ 95,143 $ 82,233 $ 115,433 $ 96,201
Portfolio turnover rate ........................................
98% 104% 100% 103% 82%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. —% 0.01% 0.01% 0.01% —%
See notes to financial statements.

Notes to Financial Statements
13
Notes to Financial Statements
ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
V.I. Fund (the "Fund"). The Fund is classified as diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statement of Assets and Liabilities.
Taxes withheld that are reclaimable under applicable foreign tax treaties are reflected in tax reclaims receivable. Reclaim amounts for which collection is uncertain are recorded upon receipt. Tax reclaims recorded or received during the period along with applicable fees associated with the filings of tax claims that result in the recovery of foreign withholding taxes, if any, are included in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
14
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2020, the Fund reimbursed the Manager $976 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations. For the year ended December 31, 2020 , the Fund did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021. The
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Barclays Capital, Inc. ................................................... $ 696,675 $ (696,675) $ —
National Financial Services LLC ............................................ 7,763 (7,763) —
$ 704,438 $ (704,438) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.75%
$1 Billion - $3 Billion ..................................................................................................... 0.71
$3 Billion - $5 Billion ..................................................................................................... 0.68
$5 Billion - $10 Billion .................................................................................................... 0.65
Greater than $10 Billion .................................................................................................. 0.64

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
16
contractual agreement may be terminated upon 90 days’ notice by a majority of the director s  who are not "interested persons" of the Company , as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations . For the year ended December 31, 2020, the amount waived was $1,223.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses at 0.08% of average daily net assets. The Manager has agreed not to reduce or discontinue the contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in transfer agent fees reimbursed in the Statement of Operations. For the year ended December 31, 2020, expense waivers and/or reimbursements were $103,140.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitation as a percentage of average daily net assets is 0.93% for Class I.
The Manager has agreed not to reduce or discontinue this contractual expense limitation through April 30, 2021, unless approved by the Board, including a majority of
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, the Manager waived $16,094 and
$63,290, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed, respectively, in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series , LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2020, the Fund paid BIM $1,178 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, excluding short-term investments, were $84,087,203 and $92,325,795, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 442,534 $ 1,052,006
Long-term capital gains ........................................................................................ 1,463,245 —
$ 1,905,779 $ 1,052,006
Undistributed ordinary income ............................................................................................. $ 378,117
Undistributed long-term capital gains ......................................................................................... 2,313,212
Net unrealized gains (losses)
(a)
............................................................................................ 25,161,561
$ 27,852,890
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
Tax cost ........................................................................................................... $ 78,636,070
Gross unrealized appreciation ............................................................................................ $ 25,981,121
Gross unrealized depreciation ............................................................................................ (830,768)
Net unrealized appreciation (depreciation) .................................................................................... $ 25,150,353

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
18
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of
Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the
European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
255,832 $ 2,922,838 234,006 $ 2,548,975
Shares issued in reinvestment of distributions ........................
160,308 1,905,779 88,914 1,052,006
Shares redeemed .........................................
(1,133,111) (12,881,571) (1,344,919) (14,505,210)
Net decrease ..............................................
(716,971) $ (8,052,954) (1,021,999) $ (10,904,229)

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
2020
BlackRock Annual Report To Shareholders
20
To the Shareholders of BlackRock International V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock International V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
21
Glossary of Terms Used in this Report
Currency Abbreviation
CAD Canadian Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
PJSC Public Joint Stock Company

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders
2
BlackRock Large Cap Focus Growth V.I. Fund
Investment Objective
BlackRock Large Cap Focus Growth V.I. Fund’s (the “Fund”) investment objective is to seek long-term capital growth.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund outperformed its benchmark, the Russell 1000
®
Growth Index.
What factors influenced performance?
The largest contributors to the Fund’s relative performance over the period were stock selection in the communication services and consumer discretionary sectors as well as positioning in industrials. In communication services, selection in interactive media & services drove relative performance, specifically an out-of-benchmark position in Snap,
Inc. Within consumer discretionary, selection in the internet & direct marketing retail sub-sector proved advantageous, specifically an out-of-benchmark position in Argentine ecommerce company MercadoLibre, Inc. and an overweight to ecommerce and cloud computing company Amazon.com, Inc. Within industrials, contributions were led by an underweight to The Boeing Company within aerospace & defense.
The largest detractors from relative performance were selection within information technology (“IT”), the portfolio’s cash position, and positioning in financials. Within IT, a substantial underweight to technology, hardware, storage & peripherals, specifically an underweight to Apple, Inc. detracted from relative performance. The portfolio’s modest cash position weighed slightly on performance in a rising market. Within financials, an out-of-benchmark position in CME Group, Inc. in capital markets was the biggest constraint on performance.
Describe recent portfolio activity.
During the period, exposure to IT increased with an allocation to semiconductors & semiconductor equipment. Exposure to the communication services sector increased as well. Conversely, exposure to health care decreased the most as the investment adviser trimmed within health care equipment & supplies. Exposure to the financials sector was also decreased.
Describe portfolio positioning at period end.
As of period end, the Fund’s largest overweight position relative to the Russell 1000
®
Growth Index was in the communication services sector, followed by industrials and financials. Conversely, the health care sector was the largest underweight, followed by the consumer staples and real estate sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)
3
Fund Summary
BlackRock Large Cap Focus Growth V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economi c characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Growth V.I. Fund”.
(c)
An unmanaged index that measures the performance of the large cap growth segment of the U.S. equity universe and consists of those Russell 1000
®
securities with higher price-to-book ratios
and higher forecasted growth values.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
................................................................. 23.82% 43.74% 22.39% 17.69%
Class III
(b)
................................................................ 23.70 43.43 22.07 17.39
Russell 1000
®
Growth Index ................................................... 26.12 38.49 21.00 17.21
(a)
For a portion of the period, the Fund's investment adviser waived a portion of its fee. Without such waiver, the Fund's performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. The Fund's total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name "BlackRock Large Cap Growth V.I. Fund".
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders
4
BlackRock Large Cap Focus Growth V.I. Fund
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 47%
Consumer Discretionary ............................. 18
Communication Services ............................. 14
Health Care ..................................... 8
Industrials ....................................... 7
Financials ....................................... 3
Real Estate ...................................... 2
Materials ....................................... 1
Short-Term Securities ............................... 2
Liabilities in Excess of Other Assets ..................... (2)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,238.20 $ 4.33 $ 1,000.00 $ 1,021.27 $ 3.91 0 .77%
Class III .................................. 1,000.00 1,237.00 5.74 1,000.00 1,020.01 5.18 1 .02
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2020
BlackRock Annual Report to Shareholders
BlackRock Large Cap Focus Growth V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Shares
Shares Value
Common Stocks — 98.7%
Capital Markets — 3.2%
S&P Global, Inc. ................... 27,828 $ 9,147,899
Chemicals — 1.3%
Sherwin-Williams Co. (The) ............ 5,112 3,756,860
Commercial Services & Supplies — 2.5%
Copart , Inc.
(a)
..................... 56,987 7,251,596
Entertainment — 2.8%
Netflix, Inc.
(a)
...................... 14,654 7,923,857
Equity Real Estate Investment Trusts (REITs) — 1.4%
SBA Communications Corp. ........... 14,563 4,108,659
Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp.
(a)
.............. 94,450 3,395,478
Health Care Providers & Services — 1.8%
Humana, Inc. ..................... 12,260 5,029,910
Industrial Conglomerates — 2.2%
Roper Technologies, Inc. .............. 14,404 6,209,420
Interactive Media & Services — 10.7%
(a)
Alphabet, Inc., Class A ............... 4,899 8,586,183
Facebook, Inc., Class A .............. 37,647 10,283,654
Match Group, Inc. .................. 30,819 4,659,525
Snap, Inc., Class A .................. 145,465 7,283,433
30,812,795
Internet & Direct Marketing Retail — 15.2%
(a)
Alibaba Group Holding Ltd., ADR ........ 20,664 4,809,133
Amazon.com, Inc. .................. 9,491 30,911,523
MercadoLibre , Inc. .................. 4,619 7,737,841
43,458,497
IT Services — 13.2%
Adyen NV
(a)(b)
..................... 2,929 6,805,654
Mastercard , Inc., Class A .............. 31,654 11,298,579
Shopify, Inc., Class A
(a)
............... 2,057 2,328,421
Visa, Inc., Class A .................. 58,081 12,704,057
Wix.com Ltd.
(a)
..................... 19,264 4,815,229
37,951,940
Life Sciences Tools & Services — 2.0%
Lonza Group AG (Registered) .......... 8,992 5,792,348
Pharmaceuticals — 3.1%
AstraZeneca plc, ADR
(c)
.............. 83,141 4,156,219
Zoetis, Inc. ....................... 27,959 4,627,214
8,783,433
Professional Services — 2.5%
CoStar Group, Inc.
(a)
................. 7,630 7,052,256
Semiconductors & Semiconductor Equipment — 7.9%
Analog Devices, Inc. ................. 39,017 5,763,981
ASML Holding NV (Registered), NYRS .... 15,917 7,763,039
Marvell Technology Group Ltd. .......... 117,272 5,575,111
NVIDIA Corp. ..................... 6,679 3,487,774
22,589,905
Software — 21.9%
Adobe, Inc.
(a)
...................... 13,623 6,813,135
Autodesk, Inc.
(a)
.................... 16,702 5,099,788
Coupa Software, Inc.
(a)
............... 5,741 1,945,682
Fair Isaac Corp.
(a)
................... 13,942 7,124,920
Intuit, Inc. ........................ 19,007 7,219,809
Microsoft Corp. .................... 95,104 21,153,032
RingCentral, Inc., Class A
(a)
............ 13,354 5,060,765
Security
Shares
Shares Value
Software (continued)
ServiceNow , Inc.
(a)
.................. 15,446 $ 8,501,942
62,919,073
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc. ....................... 71,272 9,457,082
Textiles, Apparel & Luxury Goods — 2.5%
NIKE, Inc., Class B ................. 50,701 7,172,671
Total Common Stocks — 98.7%
(Cost: $170,182,445) ............................. 282,813,679
Preferred Stocks — 0.7%
Media — 0.7%
ByteDance Ltd. Series E-1 (Acquired 11/11/20,
cost $1,974,965)
(d)(e)
............... 18,024 1,974,889
Total Preferred Stocks — 0.7%
(Cost: $1,974,965) .............................. 1,974,889
Total Long-Term Investments — 99.4%
(Cost: $172,157,410) ............................. 284,788,568
Short-Term Securities — 2.3%
Money Market Funds — 2.3%
(f)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% ................... 2,458,115 2,458,115
SL Liquidity Series, LLC, Money Market Series,
0.17%
(g)
....................... 4,232,151 4,233,421
Total Money Market Funds — 2.3%
(Cost: $6,691,536) .............................. 6,691,536
Par (000)
Pa r (000)
Time Deposits — 0.0%
Brown Brothers Harriman & Co.:
(1.69)%, 01/04/21 ................ AUD —
(h)
253
0.00%, 01/04/21 ................. HKD 1 74
Total Time Deposits — 0.0%
(Cost: $327) ................................... 327
Total Short-Term Securities — 2.3%
(Cost: $6,691,863) .............................. 6,691,863
Total Investments — 101.7%
(Cost: $178,849,273 ) ............................. 291,480,431
Liabilities in Excess of Other Assets — (1.7)% ............ (4,879,706)
Net Assets — 100.0% .............................. $ 286,600,725

BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
7
Schedule of Investments
(continued)
December 31, 2020
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,974,889, representing 0.69% of its net assets as of period end, and an original cost of $1,974,965.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(h)
Amount is less than 500.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,830,876 $ 627,239 $ — $ — $ — $ 2,458,115 2,458,115 $ 5,605 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 4,661,836 — (424,518) (3,734) (163) 4,233,421 4,232,151 36,658
(b)
—
$ (3,734) $ (163) $ 6,691,536 $ 42,263 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2020
BlackRock Annual Report to Shareholders
BlackRock Large Cap Focus Growth V.I. Fund
8
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Capital Markets ........................................ $ 9,147,899 $ — $ — $ 9,147,899
Chemicals ............................................ 3,756,860 — — 3,756,860
Commercial Services & Supplies ............................. 7,251,596 — — 7,251,596
Entertainment ......................................... 7,923,857 — — 7,923,857
Equity Real Estate Investment Trusts (REITs) .................... 4,108,659 — — 4,108,659
Health Care Equipment & Supplies ........................... 3,395,478 — — 3,395,478
Health Care Providers & Services ............................ 5,029,910 — — 5,029,910
Industrial Conglomerates .................................. 6,209,420 — — 6,209,420
Interactive Media & Services ............................... 30,812,795 — — 30,812,795
Internet & Direct Marketing Retail ............................ 43,458,497 — — 43,458,497
IT Services ........................................... 31,146,286 6,805,654 — 37,951,940
Life Sciences Tools & Services .............................. — 5,792,348 — 5,792,348
Pharmaceuticals ....................................... 8,783,433 — — 8,783,433
Professional Services .................................... 7,052,256 — — 7,052,256
Semiconductors & Semiconductor Equipment .................... 22,589,905 — — 22,589,905
Software ............................................. 62,919,073 — — 62,919,073
Technology Hardware, Storage & Peripherals .................... 9,457,082 — — 9,457,082
Textiles, Apparel & Luxury Goods ............................ 7,172,671 — — 7,172,671
Preferred Stocks ......................................... — — 1,974,889 1,974,889
Short-Term Securities:
Money Market Funds ...................................... 2,458,115 — — 2,458,115
Time Deposits .......................................... — 327 — 327
Subtotal ....................................................
$ 272,673,792 $ 12,598,329 $ 1,974,889 $ 287,247,010
Investments valued at NAV
(a)
...................................... 4,233,421
$ —
Total Investments .............................................. $ 291,480,431
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
December 31, 2020
9
Financial Statements
See notes to financial statements.
BlackRock
Large Cap
Focus Growth
V.I. Fund
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $4,114,627) (cost — $172,157,737) ........................................... $ 284,788,895
Investments at value — affiliated (cost — $6,691,536) ................................................................................. 6,691,536
Receivables: –
Securities lending income — affiliated .......................................................................................... 188
Capital shares sold ....................................................................................................... 3,821
Dividends — affiliated ..................................................................................................... 84
Dividends — unaffiliated ................................................................................................... 16,195
Prepaid expenses ......................................................................................................... 1,790
Total assets .............................................................................................................
291,502,509
LIABILITIES
Collateral on securities loaned at value ........................................................................................... 4,238,479
Payables: –
Investments purchased .................................................................................................... 174,039
Capital shares redeemed ................................................................................................... 81,149
Distribution fees ......................................................................................................... 29,582
Investment advisory fees .................................................................................................. 153,601
Directors' and Officer's fees ................................................................................................. 1,645
Other affiliate fees ....................................................................................................... 1,750
Transfer agent fees ...................................................................................................... 137,065
Other accrued expenses ................................................................................................... 84,474
Total liabilities ............................................................................................................
4,901,784
NET ASSETS ............................................................................................................
$ 286,600,725
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 163,518,716
Accumulated earnings ...................................................................................................... 123,082,009
NET ASSETS ............................................................................................................
$ 286,600,725

Statement of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report To Shareholders
10
See notes to financial statements.
BlackRock
Large Cap
Focus Growth
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 139,806,806
Shares outstanding .................................................................................................
6,478,528
Net asset value ....................................................................................................
$ 21.58
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 146,793,919
Shares outstanding .................................................................................................
6,957,040
Net asset value ....................................................................................................
$ 21.10
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2020
11
Financial Statements
See notes to financial statements.
BlackRock
Large Cap
Focus Growth
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 5,605
Dividends — unaffiliated ................................................................................................... 944,981
Securities lending income — affiliated — net ..................................................................................... 36,658
Foreign taxes withheld .................................................................................................... (12,604)
Total investment income .....................................................................................................
974,640
EXPENSES
Investment advisory ...................................................................................................... 1,488,754
Transfer agent — class specific .............................................................................................. 467,688
Distribution — class specific ................................................................................................ 275,671
Accounting services ...................................................................................................... 53,264
Professional ........................................................................................................... 48,936
Directors and Officer ..................................................................................................... 9,985
Printing and postage ..................................................................................................... 9,927
Transfer agent .......................................................................................................... 5,048
Miscellaneous .......................................................................................................... 4,242
Total expenses ...........................................................................................................
2,363,515
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (1,425)
Transfer agent fees reimbursed — class specific ................................................................................... (307,378)
Total expenses after fees waived and/or reimbursed ..................................................................................
2,054,712
Net investment loss ........................................................................................................
(1,080,072)
REALIZED AND UNREALIZED GAIN (LOSS) $ 85,278,769
Net realized gain (loss) from: $ –
Investments — affiliated ................................................................................................. (3,734)
Investments — unaffiliated ............................................................................................... 24,735,248
Foreign currency transactions ............................................................................................. (20,527)
A
24,710,987
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. (163)
Investments — unaffiliated ............................................................................................... 60,567,699
Foreign currency translations .............................................................................................. 246
A
60,567,782
Net realized and unrealized gain ...............................................................................................
85,278,769
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 84,198,697

Statements of Changes in Net Assets

2020
BlackRock Annual Report To Shareholders
12
See notes to financial statements.
BlackRock Large Cap Focus Growth V.I.
Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (1,080,072) $ (713,381)
Net realized gain .................................................................................. 24,710,987 21,562,851
Net change in unrealized appreciation (depreciation) .......................................................... 60,567,782 29,706,684
Net increase in net assets resulting from operations .............................................................
84,198,697 50,556,154
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (7,736,174) (10,507,499)
  Class III ....................................................................................... (8,015,898) (9,229,899)
Decrease in net assets resulting from distributions to shareholders ...................................................
(15,752,072) (19,737,398)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
19,654,764 5,615,086
NET ASSETS
Total increase in net assets ............................................................................. 88,101,389 36,433,842
Beginning of year .................................................................................... 198,499,336 162,065,494
End of year ........................................................................................
$ 286,600,725 $ 198,499,336
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 15.91 $ 13.32 $ 14.51 $ 13.35 $ 13.59
Net investment income (loss)
(a)
.................................
(0.06) (0.04) (0.04) 0.02 0.09
Net realized and unrealized gain ...............................
6.97 4.36 0.49 3.92 0.99
Net increase from investment operations ............................
6.91 4.32 0.45 3.94 1.08
Distributions
(b)
– – – – –
From net investment income ..................................
— — — (0.01) (0.10)
From net realized gain .......................................
(1.24) (1.73) (1.64) (2.77) (1.22)
Total distributions ...........................................
(1.24) (1.73) (1.64) (2.78) (1.32)
Net asset value, end of year ...................................
$ 21.58 $ 15.91 $ 13.32 $ 14.51 $ 13.35
Total Return
(c)
43.74% 32.70% 3.01% 29.56% —
Based on net asset value ......................................
43.74% 32.70% 3.01% 29.56% 7.89%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.91% 0.95% 0.96% 1.01% 0.96%
Total expenses after fees waived and/or reimbursed ....................
0.78% 0.81% 0.82% 0.89% 0.84%
Net investment income (loss) ...................................
(0.35)% (0.27)% (0.23)% 0.10% 0.68%
Supplemental Data
Net assets, end of year (000) ....................................
$ 139,807 $ 106,238 $ 91,380 $ 100,308 $ 87,346
Portfolio turnover rate ........................................
54% 58% 63% 95% 37%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. —% —% 0.01% 0.01% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report To Shareholders
14
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Large Cap Focus Growth V.I. Fund
Class III
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 15.61 $ 13.13 $ 14.36 $ 13.24 $ 13.50
Net investment income (loss)
(a)
.................................
(0.11) (0.08) (0.08) (0.02) 0.06
Net realized and unrealized gain ...............................
6.84 4.29 0.49 3.88 0.96
Net increase from investment operations ............................
6.73 4.21 0.41 3.86 1.02
Distributions
(b)
– – – – –
From net investment income ..................................
— — — (0.00)
(c)
(0.06)
From net realized gain .......................................
(1.24) (1.73) (1.64) (2.74) (1.22)
Total distributions ...........................................
(1.24) (1.73) (1.64) (2.74) (1.28)
Net asset value, end of year ...................................
$ 21.10 $ 15.61 $ 13.13 $ 14.36 $ 13.24
Total Return
(d)
43.43% 32.33% 2.77% 29.23% —
Based on net asset value ......................................
43.43% 32.33% 2.77% 29.23% 7.54%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.16% 1.20% 1.22% 1.28% 1.22%
Total expenses after fees waived and/or reimbursed ....................
1.03% 1.06% 1.07% 1.14% 1.09%
Net investment income (loss) ...................................
(0.60)% (0.52)% (0.48)% (0.16)% 0.42%
Supplemental Data
Net assets, end of year (000) ....................................
$ 146,794 $ 92,261 $ 70,685 $ 54,820 $ 39,346
Portfolio turnover rate ........................................
54% 58% 63% 95% 37%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. —% —% 0.01% 0.01% 0.01%
See notes to financial statements.

Notes to Financial Statements
15
Notes to Financial Statements
ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Large Cap
Focus Growth V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statement of Assets and Liabilities.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
16
or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Citigroup Global Markets, Inc. ............................................. $ 915,267 $ (915,267) $ —
JP Morgan Securities LLC ................................................ 3,199,360 (3,199,360) —
$ 4,114,627 $ (4,114,627) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
18
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2020, the Fund reimbursed the Manager $2,368 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2020, the class specific distribution fees borne directly by Class III were $275,671.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2020, the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are no t "interested persons" of the Company , as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitatio n d escribed below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2020, the amount waived was $1,425 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.65%
$1 Billion - $3 Billion ..................................................................................................... 0.61
$3 Billion - $5 Billion ..................................................................................................... 0.59
$5 Billion - $10 Billion .................................................................................................... 0.57
Greater than $10 Billion .................................................................................................. 0.55
Class I .......................................................................................................... $ 242,526
Class III ......................................................................................................... 225,162
$ 467,688
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.07

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the year ended December 31, 2020, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2020, the Fund paid BIM $10,475 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from th e SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, excluding short-term investments, were $124,175,278 and $121,842,223, respectively.
Transfer Agent Fees
Reimbursed
Class I ........................................................................................................ $ 159,395
Class III ....................................................................................................... 147,983
$ 307,378
Class I ............................................................................................................. 1.25%
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
20
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and timing and recognition of partnership income.
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
12/31/20 12/31/19
Long-term capital gains ........................................................................................ $ 15,752,072 $ 19,737,398
Undistributed ordinary income ............................................................................................. $ 6,500,855
Undistributed long-term capital gains ......................................................................................... 3,965,894
Net unrealized gains (losses)
(a)
............................................................................................ 112,615,260
$ 123,082,009
Tax cost ........................................................................................................... $ 178,868,203
Gross unrealized appreciation ............................................................................................ $ 113,216,981
Gross unrealized depreciation ............................................................................................ (604,753)
Net unrealized appreciation (depreciation) .................................................................................... $ 112,612,228

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
As of period end, the Fund's investments had the following industry classifications:
Industry
Percent of
Net Assets
Software ........................................................................................................... 22%
Internet & Direct Marketing Retail ........................................................................................... 15
IT Services .......................................................................................................... 13
Interactive Media & Services .............................................................................................. 11
Semiconductors & Semiconductor Equipment ................................................................................... 8
Other
(a)
............................................................................................................. 33
(a)
All other industries held were each less than 5% of net assets.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
22
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
427,437 $ 7,646,247 253,503 $ 4,110,454
Shares issued in reinvestment of distributions ........................
369,088 7,736,174 670,920 10,507,499
Shares redeemed .........................................
(995,847) (18,083,146) (1,108,808) (17,750,295)
Net decrease ..............................................
(199,322) $ (2,700,725) (184,385) $ (3,132,342)
Class III
Shares sold .............................................
2,994,341 $ 56,657,540 1,696,231 $ 26,488,011
Shares issued in reinvestment of distributions ........................
390,117 8,015,898 600,496 9,229,899
Shares redeemed .........................................
(2,336,141) (42,317,949) (1,772,732) (26,970,482)
Net increase ...............................................
1,048,317 $ 22,355,489 523,995 $ 8,747,428
Total Net Increase
848,995 $ 19,654,764 339,610 $ 5,615,086

Report of Independent Registered Public Accounting Firm
23
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Large Cap Focus Growth V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Large Cap Focus Growth V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2020
BlackRock Annual Report To Shareholders
24
Currency Abbreviations
AUD Australian Dollar
HKD Hong Kong Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Managed Volatility V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders
2
BlackRock Managed Volatility V.I. Fund
Investment Objective
BlackRock Managed Volatility V.I. Fund’s (the “Fund”) investment objective is to seek a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund underperformed its blended benchmark (50% MSCI All Country World Index /50% FTSE WGBI (hedged into
USD). For the same period, the Fund outperformed its performance benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
The largest detractor over the 12 months was the Fund’s defensive de-risking process, which was triggered in the first quarter of 2020 as COVID-19 shocked markets. The process acts to tactically reduce exposure to cyclical assets, often equities, to reduce the Fund’s volatility and downside potential. As markets recovered sharply in April and
May 2020, the Fund's reduced directional equity exposure meant that it did not fully participate.
Overweight positions to emerging market currencies also weighed on Fund returns. A long position in the Mexican peso in the first quarter suffered from dislocations in currency markets. Additionally, a directional short position in developed market bonds early in the year detracted as investors fled to safety amid the initial COVID-19 outbreak, pushing developed market sovereign yields to record lows.
Relative value positioning in global interest rates was the largest driver of positive returns over 2020, most notably in the second quarter of 2020. Long positions in emerging market interest rates were key contributors, specifically in South Africa and Mexico. In developed markets, shorts in Eurozone versus Canadian and Australian rates also boosted returns.
Pro-cyclical positioning in the Fund's discretionary process was the next largest contributor. These exposures enjoyed a strong tailwind from the combination of positive vaccine developments and clarity on the U.S. presidential election outcome in the fourth quarter of 2020. In the lead up to the U.S. election, the investment adviser increased these directional exposures, adding to the Fund’s equity long and initiating a directional short U.S. bond position on the view that positive growth tailwinds were not fully priced into markets. Vaccine news came not long thereafter, along with clarity on the U.S. election outcome, which led to strong pricing for the Fund’s pro-cyclical exposures. In late
November 2020, the investment adviser trimmed these exposures, locking in profits.
Relative value country positioning within equities also boosted returns late in the year. A long position in the U.K. versus Sweden was a key contributor as U.K. equities rallied.
The long U.K. position was motivated by both strong shipping data and relatively weak recent equity returns. A relative long position in the Netherlands and France versus
Germany also contributed. The Fund began trimming these exposures in the final weeks of the year.
Describe recent portfolio activity.
The Fund entered the period net long in equities and net in short bonds. As early macroeconomic data suggested an initial upswing in global manufacturing activity, the Fund increased its exposure to cyclical assets, adding to equities and selling bonds. The global spread of COVID-19 and the subsequent equity sell-off led the Fund to implement its de-risking process and reduce equity exposure over much of the March-through-May 2020 period. Even with the de-risking process engaged, the Fund began the second quarter of 2020 net long in both equities and bonds. As equity volatility fell in April and May 2020, the Fund gradually added back equity exposure. The Fund entered the third quarter of 2020 fully re-risked with a net long position in equities and net short position in bonds, and it maintained this stance through the balance of the year.
In bonds, the Fund held a long position in Australia versus developed market peers for much of the year. Relatively weak growth data motivated the long position, while the
European Central Bank’s focus on compressing peripheral spreads rather than reducing core German yields made Europe an attractive short pairing versus Australia. The
Fund gradually reduced this position early in the fourth quarter of 2020. Opportunities were also sought across emerging market bonds, with long exposures in Mexico and
South Africa early in the year giving way to longs in South Korea and India.
In equities, the Fund sought opportunities intra-Europe, preferring France, the Netherlands, the U.K., Spain and Italy relative to Germany and Sweden. Early in the period the
Fund initiated a relative value driven overweight to peripheral European equities versus a developed market basket including U.S. stocks, on the view that European policy packages should boost the hard-hit peripheral economies.
Given a recovery in global growth and firming inflation near period end, the investment adviser took a directionally short position in U.S. bonds on the view that reaccelerating growth and inflationary pressures would be a headwind for the category. Concurrently, the Fund added to equities in Japan, emerging markets and the United States during
October and November. In addition to a directional underweight to U.S. duration (and corresponding interest rate sensitivity), the investment adviser introduced a relative value underweight to U.S. 10-year bonds versus international developed market bonds on the view that U.S. fiscal stimulus is likely to outpace that for its peers over the coming months. In the wake of November’s strong rally, the Fund’s equity overweight was trimmed by reducing U.S. and emerging market exposure, and the directional underweight to U.S. duration was closed.
With respect to currencies, the Fund maintained a short U.S. dollar position versus a developed market currency basket over the majority of the period.
Derivatives are used by the investment adviser team as an efficient means to take active views on interest rates, equity indices and currencies in the Fund. During the period, the use of derivatives instead of physical instruments had a minimal negative impact on Fund performance.

Fund Summary
as of December 31, 2020 (continued)
3
Fund Summary
BlackRock Managed Volatility V.I. Fund
The Fund held a relatively high allocation to cash as a result of its derivatives use. Derivative securities do not require large amounts of cash to gain desired exposures, leaving cash left over. Including its derivative securities, physical securities and cash holdings, the Fund is fully exposed and equitized. The cash position did not have any material impact on Fund performance.
Describe portfolio positioning at period end.
As of period end, the Fund maintained a net long position in equities, a net short stance with respect to duration, and a net short U.S. dollar position. This positioning reflected expectations of a strong, global cyclical recovery in 2021 driven by pent-up consumer demand and distribution of COVID-19 vaccines, along with reduced U.S. political uncertainty and the likelihood of additional fiscal stimulus.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
TOTAL RETURN BASED ON A $10,000 INVESTMENT
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1)
fees applicable to Class III Shares.
(b)
The Fund uses an asset allocation strategy, investing various percentages of its portfolio in three major categories: stocks, bonds and money market investments. The Fund’s total returns prior to January 22, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Balanced Capital V.I. Fund”.
(c)
MSCI All Country World Index comprises large and mid-capitalization developed and emerging market equities.
(d)
A market capitalization weighted bond index consisting of government bond markets of 23 countries, including the United States.
(e)
A customized weighted index comprised of the returns of 50% MSCI All Country World Index/50% FTSE WGBI (hedged into USD).
(f)
An unmanaged index that tracks 3-month U.S. Treasury securities. Effective June 2, 2014, the ICE BofA 3-Month U.S. Treasury Bill Index was added to the performance benchmarks against which the Fund measures its performance.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders
4
BlackRock Managed Volatility V.I. Fund
Performance Summary for the Period Ended December 31, 2020
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
................................................................. 3.73% 3.49% 2.65% 4.07%
Class III
(b)
................................................................ 3.56 3.17 2.39
(c)
3.80
(c)
50% MSCI All Country World Index /50% FTSE WGBI (hedged into USD) .................... 12.24 12.01 8.62 6.93
MSCI All Country World Index .................................................. 24.01 16.25 12.26 9.13
FTSE WGBI (hedged into USD) ................................................. 0.98 6.11 4.42 4.17
ICE BofA 3-Month U.S. Treasury Bill Index ......................................... 0.07 0.67 1.20 0.64
(a)
For a portion of the period, the Fund’s investment adviser waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. The Fund’s total returns prior to January 22, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Balanced Capital V.I. Fund”.
(c)
The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Common Stocks ................................... 76%
U.S. Treasury Obligations ............................. 24
Preferred Stocks ................................... —
(b)
Corporate Bonds ................................... —
(b)
Rights .......................................... —
(b)
Warrants ........................................ —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 1% of the Fund's total investments.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,037.30 $ 3.02 $ 1,000.00 $ 1,022.17 $ 3.00 0.59%
Class III .................................. 1,000.00 1,035.60 4.30 1,000.00 1,020.91 4.27 0.84
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2020
BlackRock Annual Report To Shareholders
BlackRock Managed Volatility V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Shares
Shares Value
Common Stocks — 59.9%
Aerospace & Defense — 0.2%
HEICO Corp. ...................... 374 $ 49,518
HEICO Corp., Class A ................. 559 65,436
Howmet Aerospace, Inc. ............... 4,946 141,159
MTU Aero Engines AG ................ 266 69,338
Teledyne Technologies, Inc.
(a)
............ 176 68,989
TransDigm Group, Inc.
(a)
............... 233 144,192
538,632
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. ........... 781 73,312
Deutsche Post AG (Registered) .......... 2,564 127,010
DSV Panalpina A/S .................. 697 117,139
Expeditors International of Washington, Inc. .. 1,452 138,100
FedEx Corp. ....................... 985 255,726
United Parcel Service, Inc., Class B ....... 2,811 473,372
XPO Logistics, Inc.
(a)
................. 567 67,586
1,252,245
Airlines — 0.2%
Delta Air Lines, Inc. .................. 5,750 231,208
Deutsche Lufthansa AG (Registered)
(a)
..... 1,106 14,634
Japan Airlines Co. Ltd. ................ 1,100 21,213
Southwest Airlines Co. ................ 5,133 239,249
506,304
Auto Components — 0.4%
Aisin Seiki Co. Ltd. ................... 700 20,992
Aptiv plc .......................... 869 113,222
Autoliv , Inc. ........................ 379 34,906
BorgWarner, Inc. .................... 1,793 69,282
Bridgestone Corp. ................... 5,400 177,098
Cie Generale des Etablissements Michelin SCA 480 61,803
Continental AG ..................... 432 64,297
Denso Corp. ....................... 1,100 65,473
Faurecia SE
(a)
...................... 443 22,698
Koito Manufacturing Co. Ltd. ............ 400 27,222
Lear Corp. ........................ 411 65,361
NGK Spark Plug Co. Ltd. .............. 3,600 61,477
Stanley Electric Co. Ltd. ............... 1,000 32,259
Sumitomo Electric Industries Ltd. ......... 4,800 63,604
Toyota Industries Corp. ................ 1,100 87,396
Valeo SA ......................... 607 23,943
991,033
Automobiles — 1.2%
Bayerische Motoren Werke AG .......... 196 17,298
Daimler AG (Registered) ............... 994 70,454
Ferrari NV ........................ 270 62,624
Fiat Chrysler Automobiles NV
(a)
.......... 2,220 40,107
Ford Motor Co. ..................... 9,315 81,879
General Motors Co. .................. 2,892 120,423
Honda Motor Co. Ltd. ................. 5,200 146,725
Mazda Motor Corp. .................. 1,800 12,049
Nissan Motor Co. Ltd. ................. 8,100 43,905
Peugeot SA
(a)
...................... 1,389 38,039
Subaru Corp. ...................... 3,200 64,029
Suzuki Motor Corp. .................. 400 18,542
Tesla, Inc.
(a)
........................ 2,153 1,519,307
Toyota Motor Corp. .................. 4,500 347,266
Yamaha Motor Co. Ltd. ................ 500 10,205
2,592,852
Banks — 2.9%
ABN AMRO Bank NV, CVA
(b)
............ 1,097 10,749
Australia & New Zealand Banking Group Ltd. . 5,657 99,270
Security
Shares
Shares Value
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA ....... 17,029 $ 84,406
Banco Santander SA ................. 48,130 150,086
Bank of America Corp. ................ 27,280 826,857
Barclays plc ....................... 38,149 76,530
BNP Paribas SA
(a)
................... 2,681 141,536
BOC Hong Kong Holdings Ltd. ........... 12,500 37,890
CaixaBank SA ...................... 8,373 21,521
Citigroup, Inc. ...................... 7,919 488,286
Citizens Financial Group, Inc. ........... 2,130 76,169
Commerzbank AG
(a)
.................. 1,181 7,632
Commonwealth Bank of Australia ......... 3,786 240,646
Credit Agricole SA
(a)
.................. 2,784 35,195
Danske Bank A/S
(a)
.................. 2,300 38,013
Erste Group Bank AG ................. 388 11,819
Fifth Third Bancorp .................. 3,173 87,480
First Republic Bank .................. 714 104,908
Hang Seng Bank Ltd. ................. 2,900 50,048
HSBC Holdings plc .................. 48,299 249,476
Huntington Bancshares, Inc. ............ 5,000 63,150
ING Groep NV ...................... 9,077 84,397
Intesa Sanpaolo SpA
(a)
................ 39,692 93,821
Japan Post Bank Co. Ltd. .............. 2,100 17,261
JPMorgan Chase & Co. ............... 10,240 1,301,197
KBC Group NV ..................... 774 54,165
KeyCorp .......................... 5,402 88,647
M&T Bank Corp. .................... 746 94,966
Mitsubishi UFJ Financial Group, Inc. ....... 34,500 152,753
Mizuho Financial Group, Inc. ............ 6,550 83,134
National Australia Bank Ltd. ............. 6,649 115,918
Natwest Group plc ................... 12,482 28,534
Nordea Bank Abp ................... 358 2,934
Regions Financial Corp. ............... 4,037 65,076
Societe Generale SA
(a)
................ 2,218 46,109
Standard Chartered plc ................ 5,978 37,960
Sumitomo Mitsui Financial Group, Inc. ...... 3,600 111,593
Sumitomo Mitsui Trust Holdings, Inc. ....... 600 18,513
SVB Financial Group
(a)
................ 205 79,505
Truist Financial Corp. ................. 5,195 248,996
UniCredit SpA
(a)
..................... 4,963 46,500
US Bancorp ....................... 5,205 242,501
Wells Fargo & Co. ................... 15,406 464,953
Westpac Banking Corp. ............... 8,185 121,804
6,502,904
Beverages — 1.0%
Anheuser-Busch InBev SA/NV ........... 2,021 140,999
Asahi Group Holdings Ltd. .............. 1,100 45,300
Brown-Forman Corp., Class B ........... 906 71,964
Budweiser Brewing Co. APAC Ltd.
(b)
....... 5,600 18,499
Carlsberg A/S, Class B ................ 214 34,307
Coca-Cola Co. (The) ................. 12,476 684,184
Coca-Cola European Partners plc ......... 224 11,162
Coca-Cola HBC AG .................. 836 27,072
Constellation Brands, Inc., Class A ........ 485 106,239
Diageo plc ........................ 6,237 246,790
Keurig Dr Pepper, Inc. ................ 1,750 56,000
Kirin Holdings Co. Ltd. ................ 1,700 40,142
Molson Coors Beverage Co., Class B ...... 572 25,849
Monster Beverage Corp.
(a)
.............. 1,097 101,450
PepsiCo, Inc. ...................... 4,252 630,572
Pernod Ricard SA ................... 329 63,183
Suntory Beverage & Food Ltd. ........... 300 10,626
Treasury Wine Estates Ltd. ............. 1,130 8,174
2,322,512

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Biotechnology — 1.0%
AbbVie, Inc. ....................... 4,980 $ 533,607
Alexion Pharmaceuticals, Inc.
(a)
.......... 492 76,870
Alnylam Pharmaceuticals, Inc.
(a)
.......... 224 29,113
Amgen, Inc. ....................... 1,638 376,609
Argenx SE
(a)
....................... 41 12,082
Biogen, Inc.
(a)
...................... 480 117,533
BioMarin Pharmaceutical, Inc.
(a)
.......... 212 18,590
CSL Ltd. .......................... 914 199,702
Exact Sciences Corp.
(a)
................ 416 55,116
Galapagos NV
(a)
.................... 77 7,621
Genmab A/S
(a)
...................... 83 33,656
Gilead Sciences, Inc. ................. 3,574 208,221
Grifols SA ......................... 485 14,160
Incyte Corp.
(a)
...................... 342 29,747
Moderna , Inc.
(a)
..................... 713 74,487
Neurocrine Biosciences, Inc.
(a)
........... 155 14,857
Regeneron Pharmaceuticals, Inc.
(a)
........ 279 134,788
Sarepta Therapeutics, Inc.
(a)
............ 126 21,482
Seagen , Inc.
(a)
...................... 231 40,458
Vertex Pharmaceuticals, Inc.
(a)
........... 665 157,166
2,155,865
Building Products — 0.6%
AGC, Inc. ......................... 1,200 41,963
Allegion plc ........................ 716 83,328
AO Smith Corp. ..................... 1,789 98,073
Assa Abloy AB, Class B ............... 1,351 33,386
Carrier Global Corp. .................. 3,527 133,038
Cie de Saint-Gobain .................. 1,216 55,927
Daikin Industries Ltd. ................. 800 177,974
Fortune Brands Home & Security, Inc. ...... 863 73,976
Geberit AG (Registered) ............... 49 30,673
Johnson Controls International plc ........ 4,546 211,798
Kingspan Group plc .................. 257 18,022
Lennox International, Inc. .............. 237 64,931
Masco Corp. ....................... 1,568 86,130
Owens Corning ..................... 732 55,456
Trane Technologies plc ................ 1,094 158,805
Xinyi Glass Holdings Ltd. .............. 30,000 83,911
1,407,391
Capital Markets — 2.0%
3i Group plc ....................... 1,913 30,258
Ameriprise Financial, Inc. .............. 466 90,558
Amundi SA
(a)(b)
...................... 176 14,344
Apollo Global Management, Inc. .......... 520 25,470
ASX Ltd. ......................... 221 12,265
Bank of New York Mellon Corp. (The) ...... 3,599 152,742
Blackstone Group, Inc. (The), Class A ...... 2,669 172,978
Carlyle Group, Inc. (The) ............... 887 27,887
Cboe Global Markets, Inc. .............. 597 55,593
Charles Schwab Corp. (The) ............ 5,312 281,748
CME Group, Inc. .................... 1,391 253,232
Credit Suisse Group AG (Registered) ...... 7,765 100,253
Daiwa Securities Group, Inc. ............ 3,400 15,486
Deutsche Bank AG (Registered)
(a)
......... 4,008 44,084
Deutsche Boerse AG ................. 564 96,034
FactSet Research Systems, Inc. .......... 163 54,197
Franklin Resources, Inc. ............... 1,670 41,733
Goldman Sachs Group, Inc. (The) ........ 1,270 334,912
Hargreaves Lansdown plc .............. 773 16,095
Hong Kong Exchanges & Clearing Ltd. ..... 2,700 148,100
Intercontinental Exchange, Inc. .......... 2,043 235,537
Invesco Ltd. ....................... 1,650 28,759
Japan Exchange Group, Inc. ............ 1,000 25,552
Julius Baer Group Ltd. ................ 522 30,073
Security
Shares
Shares Value
Capital Markets (continued)
KKR & Co., Inc., Class A ............... 1,997 $ 80,859
London Stock Exchange Group plc ........ 749 92,454
Macquarie Group Ltd. ................. 716 76,425
MarketAxess Holdings, Inc. ............. 146 83,302
Moody's Corp. ...................... 652 189,236
Morgan Stanley ..................... 4,957 339,703
MSCI, Inc. ........................ 294 131,280
Nasdaq, Inc. ....................... 544 72,211
Natixis SA
(a)
....................... 3,100 10,622
Nomura Holdings, Inc. ................ 8,600 45,469
Northern Trust Corp. .................. 918 85,502
Partners Group Holding AG ............. 54 63,452
Raymond James Financial, Inc. .......... 589 56,350
S&P Global, Inc. .................... 986 324,128
SBI Holdings, Inc. ................... 500 11,895
Schroders plc ...................... 387 17,646
SEI Investments Co. .................. 707 40,631
St. James's Place plc ................. 655 10,135
Standard Life Aberdeen plc ............. 3,688 14,136
State Street Corp. ................... 1,487 108,224
T. Rowe Price Group, Inc. .............. 876 132,618
Tradeweb Markets, Inc., Class A .......... 492 30,725
UBS Group AG (Registered) ............ 9,269 130,506
4,435,399
Chemicals — 1.4%
Air Liquide SA ...................... 1,453 238,215
Air Products & Chemicals, Inc. ........... 741 202,456
Akzo Nobel NV ..................... 305 32,737
Albemarle Corp. .................... 223 32,897
Asahi Kasei Corp. ................... 1,200 12,300
BASF SE ......................... 2,594 205,037
CF Industries Holdings, Inc. ............. 911 35,265
Chr Hansen Holding A/S
(a)
.............. 401 41,432
Clariant AG (Registered) ............... 771 16,358
Corteva , Inc. ....................... 1,925 74,536
Covestro AG
(b)
...................... 185 11,398
Croda International plc ................ 90 8,094
Dow, Inc. ......................... 2,444 135,642
DuPont de Nemours, Inc. .............. 2,572 182,895
Ecolab, Inc. ....................... 647 139,985
FMC Corp. ........................ 549 63,097
Givaudan SA (Registered) .............. 47 198,849
International Flavors & Fragrances, Inc. ..... 293 31,890
Johnson Matthey plc ................. 677 22,429
Koninklijke DSM NV .................. 142 24,420
Kuraray Co. Ltd. .................... 2,400 25,553
Linde plc ......................... 1,696 446,913
LyondellBasell Industries NV, Class A ...... 857 78,553
Mitsubishi Chemical Holdings Corp. ....... 400 2,423
Nippon Paint Holdings Co. Ltd. ........... 400 43,953
Nippon Sanso Holdings Corp. ........... 600 11,161
Nitto Denko Corp. ................... 700 62,706
Novozymes A/S, Class B ............... 1,081 61,574
PPG Industries, Inc. .................. 632 91,147
Sherwin-Williams Co. (The) ............. 156 114,646
Shin-Etsu Chemical Co. Ltd. ............ 900 157,964
Sika AG (Registered) ................. 456 124,302
Solvay SA ......................... 609 71,822
Sumitomo Chemical Co. Ltd. ............ 16,400 66,105
Symrise AG ....................... 311 41,345
Toray Industries, Inc. ................. 5,600 33,216
Umicore SA ....................... 727 34,943
3,178,258

2020
BlackRock Annual Report To Shareholders
BlackRock Managed Volatility V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Commercial Services & Supplies — 0.4%
Brambles Ltd. ...................... 8,281 $ 67,923
Cintas Corp. ....................... 375 132,547
Copart , Inc.
(a)
...................... 584 74,314
Rentokil Initial plc .................... 8,083 56,356
Republic Services, Inc. ................ 1,071 103,137
Rollins, Inc. ........................ 1,650 64,466
Securitas AB, Class B ................. 1,419 22,894
Toppan Printing Co. Ltd. ............... 500 7,061
Waste Connections, Inc. ............... 1,618 165,958
Waste Management, Inc. ............... 1,968 232,086
926,742
Communications Equipment — 0.3%
Arista Networks, Inc.
(a)
................ 104 30,219
Cisco Systems, Inc. .................. 11,566 517,579
F5 Networks, Inc.
(a)
.................. 129 22,696
Motorola Solutions, Inc. ............... 435 73,976
Nokia OYJ
(a)
....................... 16,194 62,546
Telefonaktiebolaget LM Ericsson, Class B ... 3,848 45,774
752,790
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios
SA ........................... 1,081 35,914
Ferrovial SA ....................... 2,350 64,979
HOCHTIEF AG ..................... 774 75,319
Obayashi Corp. ..................... 1,900 16,406
Vinci SA .......................... 785 78,193
270,811
Construction Materials — 0.2%
CRH plc .......................... 1,908 81,141
HeidelbergCement AG ................ 493 36,706
James Hardie Industries plc, CDI
(a)
........ 2,359 69,914
LafargeHolcim Ltd. (Registered)
(a)
......... 3,153 173,061
Martin Marietta Materials, Inc. ........... 247 70,141
Vulcan Materials Co. ................. 573 84,982
515,945
Consumer Finance — 0.3%
Ally Financial, Inc. ................... 1,395 49,746
American Express Co. ................ 2,716 328,392
Capital One Financial Corp. ............. 1,736 171,604
Discover Financial Services ............. 1,099 99,492
Synchrony Financial .................. 2,354 81,707
730,941
Containers & Packaging — 0.3%
Avery Dennison Corp. ................. 633 98,184
Ball Corp. ......................... 1,988 185,242
Crown Holdings, Inc.
(a)
................ 1,289 129,158
International Paper Co. ................ 833 41,417
Packaging Corp. of America ............ 402 55,440
Sealed Air Corp. .................... 1,057 48,400
Smurfit Kappa Group plc ............... 492 22,864
WestRock Co. ...................... 3,389 147,523
728,228
Distributors — 0.1%
Genuine Parts Co. ................... 1,437 144,318
LKQ Corp.
(a)
....................... 979 34,500
Pool Corp. ........................ 71 26,447
205,265
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B
(a)
....... 4,525 1,049,212
Equitable Holdings, Inc. ............... 1,911 48,902
EXOR NV ......................... 387 31,435
Security
Shares
Shares Value
Diversified Financial Services (continued)
Groupe Bruxelles Lambert SA ........... 403 $ 40,620
M&G plc .......................... 7,204 19,445
Mitsubishi UFJ Lease & Finance Co. Ltd. .... 2,000 9,604
ORIX Corp. ........................ 3,900 59,998
Sofina SA ......................... 26 8,795
Voya Financial, Inc. .................. 390 22,936
1,290,947
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ......................... 17,649 507,585
BT Group plc
(a)
..................... 31,968 57,621
Cellnex Telecom SA
(b)
................. 385 23,120
Deutsche Telekom AG (Registered) ....... 5,801 105,883
Elisa OYJ ......................... 95 5,208
Nippon Telegraph & Telephone Corp. ...... 2,300 59,016
Orange SA ........................ 4,408 52,477
Swisscom AG (Registered) ............. 5 2,693
Telefonica SA ...................... 15,493 61,626
Verizon Communications, Inc. ........... 10,430 612,763
1,487,992
Electric Utilities — 0.7%
Edison International .................. 1,300 81,666
Electricite de France SA ............... 2,206 34,909
Elia Group SA/NV ................... 191 22,798
Enel SpA ......................... 22,442 228,341
Eversource Energy .................. 1,037 89,711
Exelon Corp. ....................... 3,602 152,076
Fortum OYJ ....................... 3,228 77,989
Iberdrola SA ....................... 18,601 267,302
NextEra Energy, Inc. ................. 5,528 426,485
Orsted A/S
(b)
....................... 587 120,103
SSE plc .......................... 3,205 65,649
Terna Rete Elettrica Nazionale SpA ........ 6,743 51,814
Verbund AG ....................... 303 25,742
1,644,585
Electrical Equipment — 0.8%
ABB Ltd. (Registered) ................. 5,489 153,962
AMETEK, Inc. ...................... 1,210 146,337
Eaton Corp. plc ..................... 1,663 199,793
Emerson Electric Co. ................. 2,603 209,203
Generac Holdings, Inc.
(a)
............... 151 34,339
Legrand SA ....................... 1,200 107,348
Mitsubishi Electric Corp. ............... 7,500 113,352
Nidec Corp. ....................... 1,200 151,810
Prysmian SpA ...................... 1,142 40,647
Rockwell Automation, Inc. .............. 451 113,115
Schneider Electric SE ................. 1,554 224,596
Sensata Technologies Holding plc
(a)
....... 1,502 79,216
Siemens Energy AG
(a)
................. 1,666 61,058
Siemens Gamesa Renewable Energy SA .... 536 21,765
Sunrun , Inc.
(a)
...................... 253 17,553
Vestas Wind Systems A/S .............. 714 168,668
1,842,762
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A .............. 991 129,593
Arrow Electronics, Inc.
(a)
............... 160 15,568
Cognex Corp. ...................... 456 36,610
Corning, Inc. ....................... 3,820 137,520
Halma plc ......................... 316 10,583
Hamamatsu Photonics KK .............. 800 45,771
Hirose Electric Co. Ltd. ................ 400 60,709
Hitachi Ltd. ........................ 1,800 71,045
IPG Photonics Corp.
(a)
................ 238 53,262
Keyence Corp. ..................... 300 168,755

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.
(a)
............ 539 $ 71,197
Kyocera Corp. ...................... 1,000 61,378
Murata Manufacturing Co. Ltd. ........... 2,500 226,324
Omron Corp. ....................... 1,100 98,198
TDK Corp. ........................ 700 105,618
TE Connectivity Ltd. .................. 1,005 121,675
Trimble, Inc.
(a)
...................... 266 17,761
Zebra Technologies Corp., Class A
(a)
....... 78 29,978
1,461,545
Energy Equipment & Services — 0.3%
Baker Hughes Co. ................... 4,352 90,739
Halliburton Co. ..................... 6,563 124,041
Schlumberger NV ................... 16,053 350,437
Tenaris SA ........................ 1,935 15,681
580,898
Entertainment — 1.0%
Activision Blizzard, Inc. ................ 2,379 220,890
Electronic Arts, Inc. .................. 939 134,840
Netflix, Inc.
(a)
....................... 1,029 556,411
Nexon Co. Ltd. ..................... 700 21,599
Nintendo Co. Ltd. .................... 200 128,388
Roku, Inc.
(a)
........................ 268 88,981
Take-Two Interactive Software, Inc.
(a)
....... 325 67,532
Ubisoft Entertainment SA
(a)
............. 158 15,226
Vivendi SA ........................ 1,667 53,768
Walt Disney Co. (The)
(a)
............... 5,036 912,423
2,200,058
Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc. ....... 274 48,832
American Tower Corp. ................ 1,115 250,273
AvalonBay Communities, Inc. ........... 332 53,263
Boston Properties, Inc. ................ 420 39,703
British Land Co. plc (The) .............. 1,696 11,359
Camden Property Trust ................ 151 15,088
Covivio .......................... 84 7,708
Crown Castle International Corp. ......... 1,028 163,647
Daiwa House REIT Investment Corp. ...... 3 7,422
Digital Realty Trust, Inc. ............... 560 78,126
Duke Realty Corp. ................... 481 19,226
Equinix , Inc. ....................... 210 149,978
Equity LifeStyle Properties, Inc. .......... 395 25,027
Equity Residential ................... 1,002 59,398
Essex Property Trust, Inc. .............. 127 30,152
Extra Space Storage, Inc. .............. 196 22,709
Gecina SA ........................ 117 18,193
GLP J- Reit ........................ 5 7,890
Goodman Group .................... 2,328 34,029
Healthpeak Properties, Inc. ............. 1,183 35,762
Host Hotels & Resorts, Inc. ............. 994 14,542
Invitation Homes, Inc. ................. 1,101 32,700
Iron Mountain, Inc. ................... 410 12,087
Japan Real Estate Investment Corp. ....... 4 23,113
Japan Retail Fund Investment Corp. ....... 6 10,920
Klepierre SA ....................... 691 15,585
Land Securities Group plc .............. 1,619 14,953
Link REIT
(c)
........................ 5,800 52,674
Medical Properties Trust, Inc. ............ 867 18,892
Mid-America Apartment Communities, Inc. ... 233 29,519
Nippon Building Fund, Inc. .............. 4 23,199
Nippon Prologis REIT, Inc. .............. 3 9,372
Nomura Real Estate Master Fund, Inc. ..... 5 7,155
Omega Healthcare Investors, Inc. ......... 293 10,642
Orix JREIT, Inc. ..................... 8 13,235
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Prologis, Inc. ....................... 1,798 $ 179,189
Public Storage ...................... 370 85,444
Realty Income Corp. .................. 719 44,700
Regency Centers Corp. ............... 456 20,789
SBA Communications Corp. ............ 215 60,658
Scentre Group ...................... 10,526 22,610
Segro plc ......................... 1,503 19,502
Simon Property Group, Inc. ............. 725 61,828
Stockland ......................... 2,951 9,527
Sun Communities, Inc. ................ 206 31,302
UDR, Inc. ......................... 670 25,748
Unibail - Rodamco -Westfield ............. 429 33,413
United Urban Investment Corp. .......... 10 12,380
Ventas, Inc. ....................... 638 31,287
VEREIT, Inc. ....................... 395 14,927
VICI Properties, Inc. .................. 474 12,087
Vicinity Centres ..................... 5,962 7,372
Vornado Realty Trust ................. 544 20,313
Welltower , Inc. ...................... 856 55,315
Weyerhaeuser Co. ................... 1,098 36,816
WP Carey, Inc. ..................... 344 24,279
2,175,859
Food & Staples Retailing — 0.6%
Aeon Co. Ltd. ...................... 900 29,526
Coles Group Ltd. .................... 434 6,063
Costco Wholesale Corp. ............... 1,628 613,398
Kesko OYJ, Class B .................. 399 10,241
Koninklijke Ahold Delhaize NV ........... 5,421 152,934
Kroger Co. (The) .................... 4,260 135,297
Lawson, Inc. ....................... 200 9,307
Sysco Corp. ....................... 2,022 150,154
Walgreens Boots Alliance, Inc. ........... 3,861 153,977
Welcia Holdings Co. Ltd. ............... 300 11,317
Woolworths Group Ltd. ................ 1,433 43,435
1,315,649
Food Products — 1.3%
Ajinomoto Co., Inc. ................... 1,200 27,192
Archer-Daniels-Midland Co. ............. 2,970 149,718
Associated British Foods plc
(a)
........... 407 12,566
Barry Callebaut AG (Registered) .......... 7 16,682
Bunge Ltd. ........................ 886 58,104
Campbell Soup Co. .................. 986 47,673
Chocoladefabriken Lindt & Spruengli AG .... 4 38,989
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 1 100,441
Conagra Brands, Inc. ................. 2,082 75,493
Danone SA ........................ 1,432 94,234
General Mills, Inc. ................... 2,333 137,180
Hershey Co. (The) ................... 627 95,511
Hormel Foods Corp. .................. 1,632 76,068
JDE Peet's NV
(a)
.................... 218 9,889
JM Smucker Co. (The) ................ 705 81,498
Kellogg Co. ........................ 1,521 94,652
Kerry Group plc, Class A ............... 421 61,148
Kikkoman Corp. ..................... 900 62,637
Kraft Heinz Co. (The) ................. 3,190 110,565
Lamb Weston Holdings, Inc. ............ 540 42,520
McCormick & Co., Inc. (Non-Voting) ....... 1,108 105,925
Mondelez International, Inc., Class A ....... 6,258 365,905
Nestle SA (Registered) ................ 7,171 847,693
Nissin Foods Holdings Co. Ltd. .......... 200 17,143
Toyo Suisan Kaisha Ltd. ............... 200 9,733
Tyson Foods, Inc., Class A ............. 1,271 81,903
Wilmar International Ltd. ............... 1,200 4,225

2020
BlackRock Annual Report To Shareholders
BlackRock Managed Volatility V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Food Products (continued)
Yakult Honsha Co. Ltd. ................ 900 $ 45,389
2,870,676
Gas Utilities — 0.1%
APA Group
(d)
....................... 1,663 12,373
Atmos Energy Corp. .................. 221 21,090
Hong Kong & China Gas Co. Ltd. ......... 63,650 95,227
Naturgy Energy Group SA .............. 2,330 54,182
Osaka Gas Co. Ltd. .................. 1,200 24,597
Snam SpA ........................ 9,328 52,681
Tokyo Gas Co. Ltd. .................. 900 20,831
UGI Corp. ......................... 252 8,810
289,791
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories .................. 5,202 569,567
ABIOMED, Inc.
(a)
.................... 121 39,228
Alcon, Inc.
(a)
....................... 1,126 74,762
Align Technology, Inc.
(a)
................ 230 122,907
Ambu A/S, Class B ................... 74 3,179
Asahi Intecc Co. Ltd. ................. 200 7,305
Baxter International, Inc. ............... 1,500 120,360
Becton Dickinson and Co. .............. 951 237,959
Boston Scientific Corp.
(a)
............... 4,933 177,341
Carl Zeiss Meditec AG ................ 171 22,678
Coloplast A/S, Class B ................ 383 58,572
Cooper Cos., Inc. (The) ............... 167 60,674
Danaher Corp. ..................... 1,956 434,506
Dentsply Sirona, Inc. ................. 722 37,804
DexCom , Inc.
(a)
..................... 304 112,395
DiaSorin SpA ...................... 48 10,022
Edwards Lifesciences Corp.
(a)
........... 2,034 185,562
GN Store Nord A/S ................... 92 7,334
Hologic , Inc.
(a)
...................... 732 53,311
Hoya Corp. ........................ 800 110,796
IDEXX Laboratories, Inc.
(a)
.............. 245 122,468
Insulet Corp.
(a)
...................... 186 47,547
Intuitive Surgical, Inc.
(a)
................ 371 303,515
Koninklijke Philips NV
(a)
................ 1,767 95,184
Masimo Corp.
(a)
..................... 145 38,915
Medtronic plc ...................... 4,347 509,208
Novocure Ltd.
(a)
..................... 245 42,395
Olympus Corp. ..................... 2,600 56,924
ResMed , Inc. ...................... 384 81,623
Siemens Healthineers AG
(b)
............. 1,511 77,758
Smith & Nephew plc .................. 1,828 37,972
Sonova Holding AG (Registered)
(a)
........ 135 35,113
STERIS plc ........................ 118 22,366
Straumann Holding AG (Registered) ....... 18 21,086
Stryker Corp. ...................... 1,099 269,299
Sysmex Corp. ...................... 300 36,098
Teleflex, Inc. ....................... 156 64,205
Terumo Corp. ...................... 1,400 58,585
Varian Medical Systems, Inc.
(a)
........... 266 46,553
West Pharmaceutical Services, Inc. ....... 178 50,429
Zimmer Biomet Holdings, Inc. ........... 693 106,784
4,570,289
Health Care Providers & Services — 0.9%
Anthem, Inc. ....................... 641 205,819
Cardinal Health, Inc. .................. 586 31,386
Centene Corp.
(a)
.................... 1,351 81,100
Cigna Corp. ....................... 820 170,708
CVS Health Corp. ................... 2,637 180,107
Fresenius Medical Care AG & Co. KGaA .... 857 71,463
Fresenius SE & Co. KGaA .............. 1,839 85,039
Security
Shares
Shares Value
Health Care Providers & Services (continued)
HCA Healthcare, Inc. ................. 344 $ 56,574
Henry Schein, Inc.
(a)
.................. 246 16,448
Humana, Inc. ...................... 326 133,748
Laboratory Corp. of America Holdings
(a)
..... 61 12,416
McKesson Corp. .................... 165 28,697
Molina Healthcare, Inc.
(a)
............... 120 25,522
Quest Diagnostics, Inc. ................ 51 6,078
UnitedHealth Group, Inc. ............... 2,655 931,055
2,036,160
Health Care Technology — 0.2%
Cerner Corp. ....................... 1,024 80,363
M3, Inc. .......................... 900 85,021
Teladoc Health, Inc.
(a)
................. 376 75,185
Veeva Systems, Inc., Class A
(a)
.......... 419 114,073
354,642
Hotels, Restaurants & Leisure — 1.5%
Aramark .......................... 2,080 80,038
Aristocrat Leisure Ltd. ................. 827 19,857
Carnival Corp. ...................... 4,248 92,012
Chipotle Mexican Grill, Inc.
(a)
............ 174 241,288
Compass Group plc .................. 3,990 74,419
Darden Restaurants, Inc. .............. 1,115 132,819
Domino's Pizza, Inc. .................. 340 130,376
DraftKings , Inc., Class A
(a)
.............. 488 22,721
Flutter Entertainment plc ............... 274 55,714
Galaxy Entertainment Group Ltd. ......... 1,000 7,785
Hilton Worldwide Holdings, Inc. .......... 1,247 138,741
Las Vegas Sands Corp. ............... 2,115 126,054
Marriott International, Inc., Class A ........ 1,285 169,517
McDonald's Corp. ................... 3,594 771,200
Melco Resorts & Entertainment Ltd., ADR ... 1,238 22,965
MGM Resorts International ............. 2,743 86,432
Oriental Land Co. Ltd. ................ 200 33,046
Royal Caribbean Cruises Ltd. ........... 1,086 81,113
Sands China Ltd. .................... 1,200 5,241
Sodexo SA ........................ 208 17,591
Starbucks Corp. ..................... 5,854 626,261
Vail Resorts, Inc. .................... 208 58,024
Wynn Resorts Ltd. ................... 949 107,076
Yum! Brands, Inc. ................... 1,973 214,189
3,314,479
Household Durables — 0.4%
Casio Computer Co. Ltd. ............... 500 9,150
Garmin Ltd. ........................ 1,417 169,558
Mohawk Industries, Inc.
(a)
.............. 705 99,370
Newell Brands, Inc. .................. 1,713 36,367
Panasonic Corp. .................... 4,400 51,292
Sharp Corp. ....................... 1,700 25,831
Sony Corp. ........................ 2,800 282,151
Whirlpool Corp. ..................... 705 127,245
800,964
Household Products — 1.1%
Church & Dwight Co., Inc. .............. 1,616 140,964
Clorox Co. (The) .................... 835 168,603
Colgate-Palmolive Co. ................ 4,186 357,945
Henkel AG & Co. KGaA ............... 67 6,456
Kimberly-Clark Corp. ................. 1,843 248,492
Lion Corp. ........................ 200 4,845
Pigeon Corp. ....................... 400 16,509
Procter & Gamble Co. (The) ............ 9,776 1,360,233
Reckitt Benckiser Group plc ............. 1,680 149,947
Spectrum Brands Holdings, Inc. .......... 12 948

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Household Products (continued)
Unicharm Corp. ..................... 900 $ 42,683
2,497,625
Independent Power and Renewable Electricity Producers — 0.0%
Uniper SE ......................... 992 34,373
Vistra Corp. ....................... 1,766 34,719
69,092
Industrial Conglomerates — 0.5%
3M Co. ........................... 2,151 375,973
CK Hutchison Holdings Ltd. ............. 15,500 108,218
Roper Technologies, Inc. ............... 420 181,058
Siemens AG (Registered) .............. 2,066 297,600
Smiths Group plc .................... 1,038 21,351
Toshiba Corp. ...................... 1,300 36,411
1,020,611
Insurance — 1.9%
Admiral Group plc ................... 111 4,389
Aegon NV ......................... 3,799 15,154
Aflac, Inc. ......................... 2,261 100,547
Ageas SA ......................... 483 25,651
AIA Group Ltd. ..................... 29,400 358,272
Alleghany Corp. ..................... 65 39,240
Allianz SE (Registered) ................ 1,130 277,610
Allstate Corp. (The) .................. 1,382 151,923
American Financial Group, Inc. .......... 187 16,385
American International Group, Inc. ........ 2,069 78,332
Aon plc, Class A .................... 894 188,875
Arch Capital Group Ltd.
(a)
.............. 1,898 68,461
Arthur J Gallagher & Co. ............... 720 89,071
Assicurazioni Generali SpA ............. 3,559 62,312
Assurant, Inc. ...................... 106 14,439
Athene Holding Ltd., Class A
(a)
........... 166 7,161
Aviva plc ......................... 6,263 27,858
AXA SA .......................... 4,924 118,089
Baloise Holding AG (Registered) ......... 122 21,676
Brown & Brown, Inc. .................. 889 42,147
Cincinnati Financial Corp. .............. 650 56,790
Dai-ichi Life Holdings, Inc. .............. 2,200 33,144
Erie Indemnity Co., Class A ............. 111 27,262
Everest Re Group Ltd. ................ 186 43,541
Fidelity National Financial, Inc. ........... 838 32,757
Globe Life, Inc. ..................... 254 24,120
Hannover Rueck SE .................. 147 23,425
Hartford Financial Services Group, Inc. (The) . 1,304 63,870
Insurance Australia Group Ltd. ........... 3,352 12,165
Japan Post Holdings Co. Ltd. ............ 6,400 49,850
Legal & General Group plc ............. 13,988 50,978
Lincoln National Corp. ................ 712 35,821
Loews Corp. ....................... 1,956 88,059
Markel Corp.
(a)
...................... 66 68,198
Marsh & McLennan Cos., Inc. ........... 2,156 252,252
MetLife, Inc. ....................... 2,222 104,323
MS&AD Insurance Group Holdings, Inc. .... 1,300 39,553
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 349 103,697
Poste Italiane SpA
(b)
.................. 309 3,161
Principal Financial Group, Inc. ........... 865 42,913
Progressive Corp. (The) ............... 2,195 217,042
Prudential Financial, Inc. ............... 1,473 114,997
Prudential plc ...................... 5,854 107,643
QBE Insurance Group Ltd. ............. 1,649 10,749
Reinsurance Group of America, Inc. ....... 335 38,826
RenaissanceRe Holdings Ltd. ........... 240 39,797
Sampo OYJ, Class A ................. 1,710 73,109
Security
Shares
Shares Value
Insurance (continued)
SCOR SE
(a)
........................ 237 $ 7,687
Sompo Holdings, Inc. ................. 700 28,380
Swiss Life Holding AG (Registered)
(a)
...... 83 38,717
Swiss Re AG ....................... 800 75,371
T&D Holdings, Inc. ................... 1,200 14,195
Tokio Marine Holdings, Inc. ............. 1,800 92,739
Travelers Cos., Inc. (The) .............. 1,041 146,125
Tryg A/S .......................... 704 22,142
Willis Towers Watson plc ............... 531 111,871
WR Berkley Corp. ................... 652 43,306
Zurich Insurance Group AG ............. 446 187,954
4,234,121
Interactive Media & Services — 2.5%
Alphabet, Inc., Class A
(a)
............... 882 1,545,829
Alphabet, Inc., Class C
(a)
............... 881 1,543,406
Auto Trader Group plc
(b)
............... 441 3,590
Facebook, Inc., Class A
(a)
.............. 7,052 1,926,324
IAC/InterActiveCorp
(a)
................. 158 29,917
Match Group, Inc.
(a)
.................. 690 104,321
Pinterest, Inc., Class A
(a)
............... 1,300 85,670
Snap, Inc., Class A
(a)
................. 2,562 128,279
Twitter, Inc.
(a)
....................... 2,110 114,257
Z Holdings Corp. .................... 2,800 16,943
Zillow Group, Inc., Class A
(a)
............ 143 19,440
Zillow Group, Inc., Class C
(a)
............ 263 34,137
5,552,113
Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc.
(a)
.................. 1,217 3,963,684
Booking Holdings, Inc.
(a)
............... 104 231,636
Chewy, Inc., Class A
(a)
................ 200 17,978
Delivery Hero SE
(a)(b)
.................. 354 55,362
eBay, Inc. ......................... 2,131 107,083
Etsy, Inc.
(a)
........................ 238 42,343
Expedia Group, Inc. .................. 307 40,647
HelloFresh SE
(a)
..................... 589 45,560
Just Eat Takeaway.com NV
(a)(b)
........... 192 21,648
MercadoLibre , Inc.
(a)
.................. 126 211,078
Ocado Group plc
(a)
................... 511 15,979
Prosus NV
(a)
....................... 772 83,359
Rakuten , Inc. ...................... 500 4,811
Wayfair, Inc., Class A
(a)
................ 142 32,065
4,873,233
IT Services — 2.9%
Accenture plc, Class A ................ 1,991 520,069
Adyen NV
(a)(b)
...................... 22 51,118
Afterpay Ltd.
(a)
...................... 165 14,999
Akamai Technologies, Inc.
(a)
............. 502 52,705
Amadeus IT Group SA ................ 1,415 104,451
Atos SE
(a)
......................... 897 81,910
Automatic Data Processing, Inc. .......... 1,414 249,147
Booz Allen Hamilton Holding Corp. ........ 283 24,672
Broadridge Financial Solutions, Inc. ....... 226 34,623
Capgemini SE ...................... 510 79,332
Cognizant Technology Solutions Corp., Class A 1,348 110,469
Computershare Ltd. .................. 10,845 122,040
Edenred .......................... 185 10,506
EPAM Systems, Inc.
(a)
................. 179 64,145
Fidelity National Information Services, Inc. ... 1,857 262,691
Fiserv, Inc.
(a)
....................... 1,602 182,404
FleetCor Technologies, Inc.
(a)
............ 317 86,487
Fujitsu Ltd. ........................ 200 28,907
Gartner, Inc.
(a)
...................... 198 31,718
Global Payments, Inc. ................ 833 179,445

2020
BlackRock Annual Report To Shareholders
BlackRock Managed Volatility V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
IT Services (continued)
GoDaddy , Inc., Class A
(a)
............... 409 $ 33,927
International Business Machines Corp. ..... 3,425 431,139
Jack Henry & Associates, Inc. ........... 109 17,657
Mastercard , Inc., Class A ............... 2,801 999,789
MongoDB, Inc.
(a)
.................... 181 64,986
NEC Corp. ........................ 100 5,371
NTT Data Corp. ..................... 1,800 24,639
Okta , Inc.
(a)
........................ 269 68,396
Paychex, Inc. ...................... 394 36,713
PayPal Holdings, Inc.
(a)
................ 3,246 760,213
Snowflake, Inc., Class A
(a)
.............. 90 25,326
Square, Inc., Class A
(a)
................ 1,012 220,252
Twilio , Inc., Class A
(a)
................. 369 124,906
VeriSign, Inc.
(a)
..................... 342 74,009
Visa, Inc., Class A ................... 5,189 1,134,990
Western Union Co. (The) .............. 2,155 47,281
Worldline SA
(a)(b)
.................... 467 45,368
6,406,800
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. ............ 100 8,660
Shimano, Inc. ...................... 200 46,816
Yamaha Corp. ...................... 400 23,570
79,046
Life Sciences Tools & Services — 0.5%
10X Genomics, Inc., Class A
(a)
........... 137 19,399
Agilent Technologies, Inc. .............. 616 72,990
Bio-Rad Laboratories, Inc., Class A
(a)
....... 19 11,076
Illumina, Inc.
(a)
...................... 398 147,260
IQVIA Holdings, Inc.
(a)
................. 435 77,939
Lonza Group AG (Registered) ........... 124 79,877
Mettler -Toledo International, Inc.
(a)
........ 41 46,727
PerkinElmer, Inc. .................... 95 13,632
PPD, Inc.
(a)
........................ 226 7,734
QIAGEN NV
(a)
...................... 783 40,605
Thermo Fisher Scientific, Inc. ............ 1,104 514,221
Waters Corp.
(a)
..................... 93 23,010
1,054,470
Machinery — 2.1%
Alfa Laval AB
(a)
..................... 1,488 41,093
Alstom SA
(a)
....................... 1,006 57,301
Amada Co. Ltd. ..................... 4,400 48,418
Atlas Copco AB, Class A ............... 2,501 128,542
Atlas Copco AB, Class B ............... 618 27,741
Caterpillar, Inc. ..................... 1,642 298,877
CNH Industrial NV
(a)
.................. 6,272 78,842
Cummins, Inc. ...................... 484 109,916
Daifuku Co. Ltd. ..................... 600 74,247
Deere & Co. ....................... 703 189,142
Dover Corp. ....................... 1,044 131,805
FANUC Corp. ...................... 700 172,794
Fortive Corp. ....................... 1,822 129,034
GEA Group AG ..................... 581 20,781
Hitachi Construction Machinery Co. Ltd. .... 1,500 42,650
IDEX Corp. ........................ 572 113,942
Illinois Tool Works, Inc. ................ 1,510 307,859
Ingersoll Rand, Inc.
(a)
................. 1,959 89,252
KION Group AG ..................... 299 25,930
Knorr- Bremse AG ................... 545 74,356
Komatsu Ltd. ...................... 5,200 143,511
Kone OYJ, Class B .................. 1,141 92,969
Kubota Corp. ...................... 6,300 137,640
Kurita Water Industries Ltd. ............. 400 15,290
Makita Corp. ....................... 1,000 50,157
Security
Shares
Shares Value
Machinery (continued)
MINEBEA MITSUMI, Inc. .............. 3,000 $ 59,684
MISUMI Group, Inc. .................. 1,100 36,110
Mitsubishi Heavy Industries Ltd. .......... 3,700 113,317
Nabtesco Corp. ..................... 400 17,557
NGK Insulators Ltd. .................. 5,000 77,259
Nordson Corp. ...................... 490 98,466
NSK Ltd. ......................... 5,600 48,735
Otis Worldwide Corp. ................. 2,709 182,993
PACCAR, Inc. ...................... 1,048 90,421
Parker-Hannifin Corp. ................. 575 156,636
Pentair plc ........................ 642 34,084
Rational AG ....................... 20 18,606
Sandvik AB
(a)
....................... 1,646 40,596
Schindler Holding AG ................. 310 83,836
Schindler Holding AG (Registered) ........ 168 45,409
SKF AB, Class B .................... 823 21,414
SMC Corp. ........................ 200 122,148
Snap-on, Inc. ...................... 398 68,114
Stanley Black & Decker, Inc. ............ 748 133,563
Techtronic Industries Co. Ltd. ............ 12,000 171,521
THK Co. Ltd. ....................... 800 25,873
Volvo AB, Class B
(a)
.................. 3,259 77,151
Wartsila OYJ Abp .................... 6,472 64,774
Westinghouse Air Brake Technologies Corp. .. 962 70,418
Xylem, Inc. ........................ 946 96,293
Yaskawa Electric Corp. ................ 1,300 64,812
4,621,879
Marine — 0.0%
AP Moller - Maersk A/S, Class A .......... 7 14,460
AP Moller - Maersk A/S, Class B .......... 16 35,604
Kuehne + Nagel International AG (Registered) 173 39,257
89,321
Media — 0.4%
Charter Communications, Inc., Class A
(a)
.... 254 168,034
Comcast Corp., Class A ............... 10,871 569,640
DISH Network Corp., Class A
(a)
.......... 91 2,943
Fox Corp., Class A ................... 274 7,979
Informa plc ........................ 4,644 34,725
Pearson plc ....................... 2,868 26,323
Publicis Groupe SA .................. 481 23,906
ViacomCBS , Inc. .................... 458 17,065
WPP plc .......................... 2,409 26,104
876,719
Metals & Mining — 0.7%
ArcelorMittal SA
(a)
................... 1,734 39,657
BlueScope Steel Ltd. ................. 607 8,197
Evraz plc ......................... 560 3,579
Fortescue Metals Group Ltd. ............ 6,436 116,250
Glencore plc
(a)
...................... 24,475 77,728
Hitachi Metals Ltd. ................... 1,800 27,367
JFE Holdings, Inc. ................... 1,800 17,282
Nippon Steel Corp.
(a)
................. 2,000 25,794
Nucor Corp. ....................... 7,469 397,276
Rio Tinto Ltd. ...................... 2,222 195,406
Rio Tinto plc ....................... 4,091 307,942
Steel Dynamics, Inc. .................. 7,199 265,427
1,481,905
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp. ............... 2,571 40,108
Annaly Capital Management, Inc. ......... 7,325 61,896
102,004

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Multiline Retail — 0.2%
Dollar General Corp. ................. 599 $ 125,970
Dollar Tree, Inc.
(a)
.................... 579 62,555
Target Corp. ....................... 1,290 227,724
416,249
Multi-Utilities — 0.3%
CenterPoint Energy, Inc. ............... 182 3,938
Consolidated Edison, Inc. .............. 808 58,394
E.ON SE ......................... 8,104 89,737
Engie SA
(a)
........................ 5,144 78,858
National Grid plc .................... 10,737 126,884
NiSource, Inc. ...................... 931 21,357
Public Service Enterprise Group, Inc. ...... 1,142 66,579
Sempra Energy ..................... 574 73,133
Suez SA .......................... 746 14,785
Veolia Environnement SA .............. 2,283 56,293
589,958
Oil, Gas & Consumable Fuels — 1.8%
BP plc ........................... 56,044 193,393
Cabot Oil & Gas Corp. ................ 2,874 46,789
Cheniere Energy, Inc.
(a)
................ 1,692 101,571
Chevron Corp. ...................... 7,958 672,053
Concho Resources, Inc. ............... 1,242 72,471
ConocoPhillips ..................... 5,361 214,386
ENEOS Holdings, Inc. ................ 6,100 21,909
Eni SpA .......................... 8,894 92,851
EOG Resources, Inc. ................. 3,093 154,248
Exxon Mobil Corp. ................... 18,585 766,074
Galp Energia SGPS SA ............... 910 9,643
Hess Corp. ........................ 1,692 89,321
Inpex Corp. ........................ 3,000 16,177
Kinder Morgan, Inc. .................. 14,850 202,999
Marathon Petroleum Corp. ............. 3,489 144,305
Neste OYJ ........................ 963 69,917
Occidental Petroleum Corp. ............. 5,857 101,385
Oil Search Ltd. ..................... 3,816 10,936
OMV AG ......................... 750 29,957
ONEOK, Inc. ....................... 2,998 115,063
Phillips 66 ......................... 2,955 206,673
Pioneer Natural Resources Co. .......... 1,016 115,712
Repsol SA ........................ 4,929 49,655
Santos Ltd. ........................ 2,703 13,090
TOTAL SE ........................ 6,165 266,095
Valero Energy Corp. .................. 2,668 150,929
Williams Cos., Inc. (The) ............... 7,590 152,180
Woodside Petroleum Ltd. .............. 2,104 36,916
4,116,698
Paper & Forest Products — 0.1%
Stora Enso OYJ, Class R .............. 3,201 61,292
UPM- Kymmene OYJ ................. 2,435 90,805
152,097
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A ..... 1,106 294,406
Kao Corp. ......................... 900 69,531
L'Oreal SA ........................ 468 178,567
Shiseido Co. Ltd. .................... 800 55,379
Unilever plc ........................ 2,708 162,409
Unilever plc ........................ 2,443 147,926
908,218
Pharmaceuticals — 2.6%
Astellas Pharma, Inc. ................. 3,700 57,290
AstraZeneca plc .................... 2,926 291,761
Aurora Cannabis, Inc.
(a)
................ 105 874
Security
Shares
Shares Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. ............... 5,460 $ 338,684
Chugai Pharmaceutical Co. Ltd. .......... 1,400 74,697
Daiichi Sankyo Co. Ltd. ................ 3,400 116,519
Eisai Co. Ltd. ...................... 500 35,757
Elanco Animal Health, Inc.
(a)
............. 238 7,299
Eli Lilly & Co. ...................... 2,095 353,720
GlaxoSmithKline plc .................. 12,359 226,145
H Lundbeck A/S ..................... 177 6,059
Horizon Therapeutics plc
(a)
............. 201 14,703
Johnson & Johnson .................. 7,452 1,172,796
Merck & Co., Inc. .................... 6,729 550,432
Merck KGaA ....................... 380 65,176
Novartis AG (Registered) .............. 5,310 499,979
Novo Nordisk A/S, Class B ............. 4,073 284,129
Orion OYJ, Class B .................. 89 4,088
Otsuka Holdings Co. Ltd. .............. 800 34,277
Pfizer, Inc. ........................ 14,282 525,720
Roche Holding AG ................... 1,626 566,333
Royalty Pharma plc, Class A ............ 488 24,424
Sanofi ........................... 2,346 227,381
Shionogi & Co. Ltd. .................. 600 32,803
Takeda Pharmaceutical Co. Ltd. .......... 3,700 133,901
UCB SA .......................... 290 29,956
Viatris , Inc.
(a)
....................... 1,715 32,139
Vifor Pharma AG .................... 108 16,975
Zoetis, Inc. ........................ 979 162,025
5,886,042
Professional Services — 0.8%
Adecco Group AG (Registered) .......... 854 56,879
Bureau Veritas SA
(a)
.................. 1,676 44,740
CoStar Group, Inc.
(a)
.................. 178 164,522
Equifax, Inc. ....................... 781 150,608
Experian plc ....................... 4,001 151,993
IHS Markit Ltd. ..................... 1,852 166,365
Intertek Group plc ................... 343 26,493
Randstad NV
(a)
..................... 79 5,114
Recruit Holdings Co. Ltd. .............. 3,200 134,410
RELX plc ......................... 8,124 198,773
Robert Half International, Inc. ............ 984 61,480
SGS SA (Registered) ................. 28 84,402
TransUnion ........................ 971 96,343
Verisk Analytics, Inc. .................. 923 191,606
Wolters Kluwer NV ................... 2,140 180,546
1,714,274
Real Estate Management & Development — 0.3%
Aroundtown SA ..................... 3,320 24,754
CBRE Group, Inc., Class A
(a)
............ 659 41,333
CK Asset Holdings Ltd. ................ 10,000 51,169
Daito Trust Construction Co. Ltd. ......... 200 18,691
Daiwa House Industry Co. Ltd. ........... 1,500 44,599
Deutsche Wohnen SE ................ 689 36,762
Henderson Land Development Co. Ltd. ..... 8,000 31,077
Hongkong Land Holdings Ltd. ........... 4,700 19,412
Hulic Co. Ltd. ...................... 1,000 11,000
LEG Immobilien AG .................. 132 20,479
Lendlease Corp. Ltd.
(d)
................ 743 7,512
Mitsubishi Estate Co. Ltd. .............. 3,600 57,862
Mitsui Fudosan Co. Ltd. ............... 3,000 62,819
New World Development Co. Ltd. ......... 3,000 13,957
Sino Land Co. Ltd. ................... 4,000 5,205
Sumitomo Realty & Development Co. Ltd. ... 1,100 33,960
Sun Hung Kai Properties Ltd. ............ 4,500 57,550
Swire Pacific Ltd., Class A .............. 3,500 19,279
Swire Properties Ltd. ................. 4,400 12,793

2020
BlackRock Annual Report To Shareholders
BlackRock Managed Volatility V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Swiss Prime Site AG (Registered) ......... 250 $ 24,508
Vonovia SE ........................ 1,232 89,978
Wharf Real Estate Investment Co. Ltd. ..... 5,000 25,986
710,685
Road & Rail — 0.3%
Central Japan Railway Co. ............. 300 42,421
CSX Corp. ........................ 860 78,045
East Japan Railway Co. ............... 600 40,029
Norfolk Southern Corp. ................ 401 95,282
Uber Technologies, Inc.
(a)
.............. 823 41,973
Union Pacific Corp. .................. 1,294 269,437
West Japan Railway Co. ............... 400 20,944
588,131
Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.
(a)
.......... 3,410 312,731
Advantest Corp. ..................... 500 37,451
Analog Devices, Inc. .................. 727 107,400
Applied Materials, Inc. ................ 2,310 199,353
ASM Pacific Technology Ltd. ............ 1,400 18,489
ASML Holding NV ................... 1,047 506,934
Broadcom, Inc. ..................... 1,150 503,527
Disco Corp. ........................ 200 67,407
Infineon Technologies AG .............. 2,052 78,363
Intel Corp. ........................ 12,725 633,960
KLA Corp. ......................... 490 126,866
Lam Research Corp. ................. 295 139,320
Lasertec Corp. ..................... 300 35,212
Marvell Technology Group Ltd. ........... 1,619 76,967
Maxim Integrated Products, Inc. .......... 713 63,207
Microchip Technology, Inc. .............. 676 93,362
Micron Technology, Inc.
(a)
.............. 2,964 222,834
Monolithic Power Systems, Inc. .......... 291 106,573
NVIDIA Corp. ...................... 1,857 969,725
NXP Semiconductors NV .............. 811 128,957
Qorvo , Inc.
(a)
....................... 273 45,392
QUALCOMM, Inc. ................... 3,455 526,335
Skyworks Solutions, Inc. ............... 406 62,069
STMicroelectronics NV ................ 1,224 45,283
SUMCO Corp. ...................... 300 6,587
Teradyne, Inc. ...................... 350 41,962
Texas Instruments, Inc. ................ 2,708 444,464
Tokyo Electron Ltd. .................. 400 149,425
Xilinx, Inc. ......................... 642 91,016
5,841,171
Software — 4.1%
Adobe, Inc.
(a)
....................... 1,461 730,675
ANSYS, Inc.
(a)
...................... 225 81,855
Autodesk, Inc.
(a)
..................... 602 183,815
Avalara, Inc.
(a)
...................... 122 20,117
Cadence Design Systems, Inc.
(a)
......... 769 104,915
Ceridian HCM Holding, Inc.
(a)
............ 290 30,902
Citrix Systems, Inc. .................. 333 43,323
Cloudflare , Inc., Class A
(a)
.............. 409 31,080
Coupa Software, Inc.
(a)
................ 182 61,682
Crowdstrike Holdings, Inc., Class A
(a)
....... 392 83,033
Dassault Systemes SE ................ 486 98,570
Datadog , Inc., Class A
(a)
............... 412 40,557
DocuSign, Inc.
(a)
.................... 464 103,147
Dropbox, Inc., Class A
(a)
............... 1,148 25,474
Dynatrace , Inc.
(a)
.................... 833 36,044
Fair Isaac Corp.
(a)
.................... 37 18,909
Fortinet, Inc.
(a)
...................... 399 59,264
Guidewire Software, Inc.
(a)
.............. 129 16,606
Security
Shares
Shares Value
Software (continued)
HubSpot , Inc.
(a)
..................... 115 $ 45,591
Intuit, Inc. ......................... 642 243,864
Microsoft Corp. ..................... 20,951 4,659,921
NortonLifeLock , Inc. .................. 2,653 55,129
Oracle Corp. ....................... 6,163 398,684
Palo Alto Networks, Inc.
(a)
.............. 229 81,384
Paycom Software, Inc.
(a)
............... 78 35,276
PTC, Inc.
(a)
........................ 213 25,477
RingCentral, Inc., Class A
(a)
............. 198 75,036
salesforce.com, Inc.
(a)
................. 2,627 584,586
SAP SE .......................... 2,114 273,803
ServiceNow , Inc.
(a)
................... 613 337,414
Slack Technologies, Inc., Class A
(a)
........ 1,191 50,308
Splunk , Inc.
(a)
...................... 416 70,674
SS&C Technologies Holdings, Inc. ........ 274 19,934
Synopsys, Inc.
(a)
.................... 288 74,661
TeamViewer AG
(a)
................... 172 9,239
Trade Desk, Inc. (The), Class A
(a)
......... 91 72,891
Trend Micro, Inc. .................... 200 11,515
VMware, Inc., Class A
(a)
............... 273 38,291
Workday, Inc., Class A
(a)
............... 494 118,367
Zendesk , Inc.
(a)
..................... 111 15,886
Zoom Video Communications, Inc., Class A
(a)
. 501 168,997
Zscaler , Inc.
(a)
...................... 176 35,149
9,272,045
Specialty Retail — 1.2%
Advance Auto Parts, Inc. ............... 240 37,802
AutoZone, Inc.
(a)
.................... 85 100,762
Best Buy Co., Inc. ................... 724 72,248
Burlington Stores, Inc.
(a)
............... 372 97,297
CarMax, Inc.
(a)
...................... 560 52,898
Carvana Co.
(a)
...................... 218 52,220
Fast Retailing Co. Ltd. ................ 100 89,668
Hennes & Mauritz AB, Class B ........... 794 16,668
Home Depot, Inc. (The) ............... 3,332 885,046
Industria de Diseno Textil SA ............ 2,238 71,034
Lowe's Cos., Inc. .................... 2,308 370,457
O'Reilly Automotive, Inc.
(a)
.............. 251 113,595
Ross Stores, Inc. .................... 1,597 196,127
Tiffany & Co. ....................... 666 87,546
TJX Cos., Inc. (The) .................. 5,082 347,050
Tractor Supply Co. ................... 625 87,862
Ulta Beauty, Inc.
(a)
................... 297 85,286
2,763,566
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc. ........................ 50,194 6,660,242
Canon, Inc. ........................ 3,800 73,616
Dell Technologies, Inc., Class C
(a)
......... 844 61,857
FUJIFILM Holdings Corp. .............. 300 15,826
Hewlett Packard Enterprise Co. .......... 3,631 43,027
HP, Inc. .......................... 3,028 74,458
Logitech International SA (Registered) ...... 230 22,332
NetApp, Inc. ....................... 660 43,718
Ricoh Co. Ltd. ...................... 1,000 6,576
Seiko Epson Corp. ................... 500 7,430
Western Digital Corp. ................. 947 52,454
7,061,536
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG
(a)
....................... 432 157,164
Burberry Group plc
(a)
................. 184 4,493
EssilorLuxottica SA .................. 680 105,967
Hermes International ................. 46 49,463
Kering SA ......................... 119 86,362

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc.
(a)
.............. 28 $ 9,745
LVMH Moet Hennessy Louis Vuitton SE ..... 577 361,203
NIKE, Inc., Class B .................. 1,835 259,597
Pandora A/S ....................... 89 9,961
Swatch Group AG (The) ............... 65 17,670
1,061,625
Trading Companies & Distributors — 0.4%
Ashtead Group plc ................... 2,789 131,365
Brenntag AG ....................... 1,044 81,183
Bunzl plc ......................... 2,357 78,695
Ferguson plc ....................... 1,481 179,942
ITOCHU Corp. ..................... 400 11,504
Marubeni Corp. ..................... 20,200 134,581
Mitsubishi Corp. ..................... 3,800 93,677
Mitsui & Co. Ltd. .................... 4,500 82,504
Sumitomo Corp. .................... 8,900 117,951
Toyota Tsusho Corp. .................. 1,800 72,840
984,242
Transportation Infrastructure — 0.0%
Atlantia SpA
(a)
...................... 520 9,390
Transurban Group
(d)
.................. 2,444 25,755
35,145
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 421 64,611
Essential Utilities, Inc. ................. 609 28,799
Severn Trent plc .................... 655 20,448
United Utilities Group plc ............... 2,066 25,269
139,127
Wireless Telecommunication Services — 0.3%
KDDI Corp. ........................ 2,800 83,021
SoftBank Corp. ..................... 4,800 60,249
SoftBank Group Corp. ................ 3,100 240,669
T-Mobile US, Inc.
(a)
................... 1,046 141,053
Vodafone Group plc .................. 68,161 111,954
636,946
Total Common Stocks — 59.9%
(Cost: $105,954,656) .............................. 134,088,107
Par (000)
Par (000)
Corporate Bonds — 0.0%
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ........... USD 25 35,516
Total Corporate Bonds — 0.0%
(Cost: $29,677) ................................. 35,516
Beneficial Interest
(000)
Other Interests — 0.0%
(e)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(f)(g)
....... 25 —
Total Other Interests — 0.0% .......................... —
Security
Shares
Shares Value
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Preference) .. 370 $ 24,925
Health Care Equipment & Supplies — 0.1%
Sartorius AG (Preference) .............. 114 48,014
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 314 35,405
Total Preferred Stocks — 0.1%
(Cost: $82,374) ................................. 108,344
Rights — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Repsol SA (Expires 01/08/2021)
(a)
......... 4,929 1,690
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., CVR (Expires
03/31/2021)
(a)
.................... 2,935 2,026
Total Rights — 0.0%
(Cost: $8,016) .................................. 3,716
Par (000)
Par (000)
U.S. Treasury Obligations — 19.2%
U.S. Treasury Notes:
1.63%, 08/31/22 .................. USD 21,000 21,521,719
1.50%, 09/15/22 .................. 21,000 21,490,547
Total U.S. Treasury Obligations — 19.2%
(Cost: $42,990,993) ............................... 43,012,266
Shares
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable
07/06/20, 1 share for 1 warrant, Expires
08/03/27, Strike Price USD 22.00)
(a)
..... 392 2,670
Total Warrants — 0.0% .............................. 2,670
Total Long-Term Investments — 79.2%
(Cost: $149,067,657) .............................. 177,250,619
Short-Term Securities — 3.3%
(h)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 7,228,106 7,228,106
SL Liquidity Series, LLC, Money Market Series,
0.17%
( i )
........................ 53,696 53,711
Total Short-Term Securities — 3.3%
(Cost: $7,281,822) ............................... 7,281,817
Total Investments — 82.5%
(Cost: $156,349,479 ) .............................. 184,532,436
Other Assets Less Liabilities — 17.5% ................... 39,162,435
Net Assets — 100.0% ............................... $ 223,694,871
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

2020
BlackRock Annual Report To Shareholders
BlackRock Managed Volatility V.I. Fund
16
Schedule of Investments
(continued)
December 31, 2020
(e)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 12,000,414 $ — $ (4,772,308) $ — $ — $ 7,228,106 7,228,106 $ 38,425 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — 53,681 — 35 (5) 53,711 53,696 112
(b)
—
$ 35 $ (5) $ 7,281,817 $ 38,537 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
17
Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 10 Euro Index ...................................................... 416 01/15/21 $ 28,165 $ 37,507
Hang Seng China Enterprises Index ............................................. 36 01/28/21 2,485 63,197
Hang Seng Index .......................................................... 62 01/28/21 10,884 334,444
TOPIX Index ............................................................. 56 03/11/21 9,787 176,546
Australia 10 Year Bond ...................................................... 336 03/15/21 38,138 86,778
FTSE/JSE Top 40 Index ..................................................... 137 03/18/21 5,092 (26,125)
SPI 200 Index ............................................................ 61 03/18/21 7,686 (87,156)
EURO STOXX 50 Index ..................................................... 34 03/19/21 1,475 19,894
FTSE 100 Index .......................................................... 55 03/19/21 4,829 (72,456)
Mini-DAX Index ........................................................... 23 03/19/21 1,931 76,139
Canada 10 Year Bond ...................................................... 689 03/22/21 80,705 374,417
983,185
Short Contracts
AEX Index .............................................................. 2 01/15/21 305 (3,500)
IBEX 35 Index ............................................................ 88 01/15/21 8,676 18,199
OMXS30 Index ........................................................... 534 01/15/21 12,190 139,663
MSCI Singapore Index ...................................................... 271 01/28/21 6,629 24,851
SGX NIFTY 50 Index ....................................................... 28 01/28/21 785 (16,225)
Euro-Bund .............................................................. 52 03/08/21 11,285 36,132
S&P/TSX 60 Index ......................................................... 31 03/18/21 5,012 48,234
DAX Index .............................................................. 20 03/19/21 8,396 (302,147)
FTSE/MIB Index .......................................................... 5 03/19/21 676 (12,935)
MSCI EAFE E-Mini Index .................................................... 318 03/19/21 33,880 (743,097)
S&P 500 E-Mini Index ...................................................... 437 03/19/21 81,911 (1,917,437)
WIG20 Index ............................................................ 7 03/19/21 75 (2,745)
U.S. Treasury 10 Year Note ................................................... 369 03/22/21 50,951 (53,106)
Long Gilt ............................................................... 399 03/29/21 73,955 (708,343)
SET50 Index ............................................................. 51 03/30/21 308 (4,300)
(3,496,756)
$ (2,513,571)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 6,781,895 USD 5,048,246 Goldman Sachs International 03/17/21 $ 183,367
CAD 5,781,484 USD 4,515,133 Bank of America NA 03/17/21 27,747
CLP 321,875,000 USD 430,688 Citibank NA 03/17/21 22,363
EUR 16,199,473 USD 19,746,105 UBS AG 03/17/21 76,040
GBP 575,000 USD 777,861 Morgan Stanley & Co. International plc 03/17/21 8,803
JPY 452,071,799 USD 4,357,470 Westpac Banking Corp. 03/17/21 24,316
NZD 116,000 USD 81,869 Barclays Bank plc 03/17/21 1,619
SEK 5,548,000 USD 659,133 JPMorgan Chase Bank NA 03/17/21 15,706
SGD 163,000 USD 122,389 BNP Paribas SA 03/17/21 955
USD 611,776 EUR 498,675 Citibank NA 03/17/21 1,583
USD 1,740,033 MXN 34,758,000 Toronto Dominion Bank 03/17/21 7,378
369,877
EUR 204,633 USD 252,061 Barclays Bank plc 03/17/21 (1,666)
RUB 111,552,000 USD 1,495,495 BNP Paribas SA 03/17/21 (71)
USD 143,698 CAD 184,000 Bank of America NA 03/17/21 (884)
USD 650,885 CHF 577,000 HSBC Bank plc 03/17/21 (2,242)
USD 375,432 EUR 308,000 UBS AG 03/17/21 (1,446)
USD 649,247 JPY 67,413,000 HSBC Bank plc 03/17/21 (4,166)

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
18
Schedule of Investments
(continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 19,187 NOK 168,000 JPMorgan Chase Bank NA 03/17/21 $ (402)
(10,877)
$ 359,000
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day Fed Funds Quarterly 0.05% Quarterly N/A 10/21/22 USD 26 $ (11) $ — $ (11)
0.05% Quarterly 1 day SOFR Quarterly N/A 10/21/22 USD 26 9 — 9
1 day Fed Funds Quarterly 0.18% Quarterly N/A 10/21/25 USD 16 (46) — (46)
0.17% Quarterly 1 day SOFR Quarterly N/A 10/21/25 USD 16 36 — 36
28 day MXIBTIIE Monthly 4.87% Monthly 03/17/21
(a)
03/11/26 MXN 25,000 6,268 — 6,268
28 day MXIBTIIE Monthly 4.87% Monthly 03/17/21
(a)
03/11/26 MXN 141,000 34,558 — 34,558
0.49% Semi-Annual 3 month LIBOR Quarterly 03/17/21
(a)
03/16/26 USD 7,000 (12,346) (446) (11,900)
6 month GBP
LIBOR Semi-Annual
0.27%
Semi-Annual 03/17/21
(a)
03/17/26 GBP 24,000 101,190 (14,296) 115,486
6 month BBR Semi-Annual 0.37% Semi-Annual 03/17/21
(a)
03/17/26 AUD 7,140 (16,242) — (16,242)
6 month BBR Semi-Annual 0.37% Semi-Annual 03/17/21
(a)
03/17/26 AUD 13,860 (30,464) — (30,464)
6 month BBR Semi-Annual 0.37% Semi-Annual 03/17/21
(a)
03/17/26 AUD 9,500 (18,508) — (18,508)
6 month BBR Semi-Annual 0.38% Semi-Annual 03/17/21
(a)
03/17/26 AUD 7,000 (12,159) — (12,159)
6 month BBR Semi-Annual 0.38% Semi-Annual 03/17/21
(a)
03/17/26 AUD 7,000 (11,890) — (11,890)
6 month BBR Semi-Annual 0.38% Semi-Annual 03/17/21
(a)
03/17/26 AUD 9,500 (15,588) — (15,588)
6 month BBR Semi-Annual 0.39% Semi-Annual 03/17/21
(a)
03/17/26 AUD 9,500 (13,946) — (13,946)
6 month BBR Semi-Annual 0.39% Semi-Annual 03/17/21
(a)
03/17/26 AUD 9,500 (12,486) — (12,486)
6 month BBR Semi-Annual 0.43% Semi-Annual 03/17/21
(a)
03/17/26 AUD 6,000 643 — 643
6 month BBR Semi-Annual 0.43% Semi-Annual 03/17/21
(a)
03/17/26 AUD 7,000 2,364 — 2,364
6 month BBR Semi-Annual 0.43% Semi-Annual 03/17/21
(a)
03/17/26 AUD 9,000 3,385 — 3,385
6 month BBR Semi-Annual 0.44% Semi-Annual 03/17/21
(a)
03/17/26 AUD 8,000 5,161 — 5,161
3 month HIBOR Quarterly 0.59% Quarterly 03/17/21
(a)
03/17/26 HKD 28,000 13,987 — 13,987
6 month WIBOR Semi-Annual 0.66% Annual 03/17/21
(a)
03/17/26 PLN 57,000 8,113 — 8,113
6 month WIBOR Semi-Annual 0.67% Annual 03/17/21
(a)
03/17/26 PLN 41,000 8,552 — 8,552
6 month WIBOR Semi-Annual 0.74% Annual 03/17/21
(a)
03/17/26 PLN 32,000 38,267 — 38,267
6 month WIBOR Semi-Annual 0.79% Annual 03/17/21
(a)
03/17/26 PLN 29,000 52,742 — 52,742
0.91% Semi-Annual 3 month BA Semi-Annual 03/17/21
(a)
03/17/26 CAD 12,000 (29,968) 245 (30,213)
5.30% Quarterly 3 month JIBAR Quarterly 03/17/21
(a)
03/17/26 ZAR 29,000 (36,743) — (36,743)
5.27% Quarterly 3 month JIBAR Quarterly 03/17/21
(a)
03/17/26 ZAR 29,000 (34,353) — (34,353)
0.47% Semi-Annual 3 month LIBOR Quarterly 03/17/21
(a)
03/17/26 USD 29,000 (16,738) 3,874 (20,612)
0.48% Semi-Annual 3 month LIBOR Quarterly 03/17/21
(a)
03/17/26 USD 3,000 (2,627) (239) (2,388)
0.12% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 133,000 30,290 8,304 21,986
0.11% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 185,000 53,438 10,353 43,085
0.10% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 207,000 66,116 (1,021) 67,137
0.11% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 30,000 7,210 1,603 5,607
0.11% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 117,000 32,481 1,225 31,256
0.11% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 73,000 18,681 750 17,931
(0.48)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 10,000 15,340 (4,318) 19,658
(0.45)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 4,000 (2,269) (847) (1,422)
(0.42)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 36,000 (77,431) 12,474 (89,905)
(0.47)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 15,000 9,389 (53) 9,442
(0.40)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 61,000 (229,336) 2,573 (231,909)
0.54% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 4,000 (9,950) — (9,950)
0.54% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 4,500 (10,938) — (10,938)

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
19
Schedule of Investments
(continued)
December 31, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.55% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 5,000 $ (14,613) $ — $ (14,613)
0.55% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 1,800 (5,159) — (5,159)
0.49% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 4,000 (2,307) — (2,307)
0.53% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 6,000 (12,541) — (12,541)
0.55% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 3,200 (8,263) — (8,263)
$ (128,702) $ 20,181 $ (148,883)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day MIBOR Semi-Annual 4.58% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 2,458,005 $ (185,672) $ — $ (185,672)
1 day MIBOR Semi-Annual 4.60% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 312,000 (20,198) — (20,198)
1 day MIBOR Semi-Annual 4.64% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 474,810 (19,276) — (19,276)
1 day MIBOR Semi-Annual 4.66% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 1,460,121 (38,130) — (38,130)
2.66% Quarterly
1 week
CNREPOFI Quarterly Bank of America NA 03/17/21
(a)
03/17/26 CNY 48,000 2,226 — 2,226
3 month
CD_KSDA Quarterly
1.05%
Quarterly Bank of America NA 03/17/21
(a)
03/17/26 KRW 6,879,000 (29,790) — (29,790)
3 month
CD_KSDA Quarterly
1.09%
Quarterly Bank of America NA 03/17/21
(a)
03/17/26 KRW 6,336,000 (14,252) — (14,252)
3 month
CD_KSDA Quarterly
1.15%
Quarterly Bank of America NA 03/17/21
(a)
03/17/26 KRW 7,788,000 782 — 782
0.83% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 03/17/21
(a)
03/17/26 THB 43,500 (9,751) — (9,751)
2.58% Quarterly
1 week
CNREPOFI Quarterly BNP Paribas SA 03/17/21
(a)
03/17/26 CNY 37,520 24,551 — 24,551
2.63% Quarterly
1 week
CNREPOFI Quarterly BNP Paribas SA 03/17/21
(a)
03/17/26 CNY 18,480 4,822 — 4,822
2.91% Quarterly
1 week
CNREPOFI Quarterly BNP Paribas SA 03/17/21
(a)
03/17/26 CNY 37,000 (62,461) — (62,461)
3 month
CD_KSDA Quarterly
1.03%
Quarterly BNP Paribas SA 03/17/21
(a)
03/17/26 KRW 6,879,000 (33,947) — (33,947)
2.92% Quarterly
1 week
CNREPOFI Quarterly Citibank NA 03/17/21
(a)
03/17/26 CNY 37,000 (66,430) — (66,430)
3 month
CD_KSDA Quarterly
1.05%
Quarterly Citibank NA 03/17/21
(a)
03/17/26 KRW 7,331,000 (29,615) — (29,615)
1 day MIBOR Semi-Annual 4.66% Semi-Annual HSBC Bank plc 03/17/21
(a)
03/17/26 INR 467,000 (12,195) — (12,195)
3 month
CD_KSDA Quarterly
1.01%
Quarterly HSBC Bank plc 03/17/21
(a)
03/17/26 KRW 407,150 (2,510) — (2,510)
1 day MIBOR Semi-Annual
4.63%
Semi-Annual
JPMorgan Chase Bank
NA 03/17/21
(a)
03/17/26 INR 358,190 (15,298) — (15,298)
2.78% Quarterly
1 week
CNREPOFI Quarterly
JPMorgan Chase Bank
NA 03/17/21
(a)
03/17/26 CNY 33,500 (27,320) — (27,320)
2.86% Quarterly
1 week
CNREPOFI Quarterly
JPMorgan Chase Bank
NA 03/17/21
(a)
03/17/26 CNY 31,200 (42,404) — (42,404)
3 month
CD_KSDA Quarterly
1.06%
Quarterly
JPMorgan Chase Bank
NA 03/17/21
(a)
03/17/26 KRW 7,331,000 (27,154) — (27,154)
0.96% Semi-Annual
6 month
THBFIX Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 THB 1,259,390 (549,371) — (549,371)
1 day MIBOR Semi-Annual
4.46%
Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 INR 300,000 (44,947) — (44,947)

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
20
Schedule of Investments
(continued)
December 31, 2020
i
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day MIBOR Semi-Annual
4.46%
Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 INR 630,000 $ (94,389) $ — $ (94,389)
1 day MIBOR Semi-Annual
4.59%
Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 INR 604,800 (42,255) — (42,255)
1 day MIBOR Semi-Annual
4.65%
Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 INR 1,205,550 (38,757) — (38,757)
2.72% Quarterly
1 week
CNREPOFI Quarterly
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 CNY 3,000 (987) — (987)
3 month
CD_KSDA Quarterly
1.06%
Quarterly
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 KRW 1,331,000 (4,930) — (4,930)
3 month
CD_KSDA Quarterly
1.13%
Quarterly
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 KRW 6,263,000 (3,576) — (3,576)
$ (1,383,234) $ — $ (1,383,234)
(a)
Forward swap.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures January
2021 ................ TWD 121,343,697 Merrill Lynch International & Co. 01/20/21 TWD 121,344 $ 173,931 $ — $ 173,931
BOVESPA Index Futures
February 2021 ......... BRL (3,371,473) Merrill Lynch International & Co. 02/17/21 BRL 3,371 (16,595) — (16,595)
KOSPI 200 Index Futures March
2021 ................ KRW (9,411,220,725) Merrill Lynch International & Co. 03/11/21 KRW 9,411,221 (560,979) — (560,979)
KOSPI 200 Index Futures March
2021 ................ KRW (1,451,404,400) Merrill Lynch International & Co. 03/11/21 KRW 1,451,404 (96,838) — (96,838)
KOSPI 200 Index Futures March
2021 ................ KRW (1,640,649,150) Merrill Lynch International & Co. 03/11/21 KRW 1,640,649 (101,745) — (101,745)
KOSPI 200 Index Futures March
2021 ................ KRW (1,277,626,000) Merrill Lynch International & Co. 03/11/21 KRW 1,277,626 (77,694) — (77,694)
KOSPI 200 Index Futures March
2021 ................ KRW (2,172,321,000) Merrill Lynch International & Co. 03/11/21 KRW 2,172,321 (149,663) — (149,663)
Swiss Market Index Futures
March 2021 ........... CHF (412,880) HSBC Bank plc 03/19/21 CHF 413 (14,549) — (14,549)
Swiss Market Index Futures
March 2021 ........... CHF (615,444) HSBC Bank plc 03/19/21 CHF 615 (26,201) — (26,201)
Russian Depositary Net Total
Return USD Index ....... USD (672,376) Merrill Lynch International & Co. 05/12/21 USD 672 (86,756) — (86,756)
Russian Depositary Net Total
Return USD Index ....... USD (862,418) Merrill Lynch International & Co. 05/12/21 USD 862 (66,527) — (66,527)
MSCI Chile Net Return Index .. USD (597,203) HSBC Bank plc 05/20/21 USD 597 (60,266) — (60,266)
MSCI Mexico Net Return Index USD 248,541 BNP Paribas SA 05/20/21 USD 249 15,813 — 15,813
MSCI Mexico Net Return Index USD 677,438 BNP Paribas SA 05/20/21 USD 677 43,135 — 43,135
MSCI Mexico Net Return Index USD 614,533 HSBC Bank plc 05/20/21 USD 615 39,193 — 39,193
MSCI Mexico Net Return Index USD 641,807 Merrill Lynch International & Co. 05/20/21 USD 642 40,965 — 40,965
$ (944,776) $ — $ (944,776)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
21
Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.09%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.51
1 day SOFR ......................................... Secured Overnight Financing Rate 0.08
1 week CNREPOFI .................................... China Fixing Repo Rates 2.60
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.48
3 month BA .......................................... Canadian Bankers Acceptances 0.48
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 0.48
3 month HIBOR ....................................... Hong Kong Interbank Offered Rate 0.35
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 3.64
3 month LIBOR ....................................... London Interbank Offered Rate 0.24
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.09)
6 month BBR ........................................ Australian Bank Bill Rate 0.02
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.53)
6 month GBP LIBOR ................................... London Interbank Offered Rate 0.03
6 month SOR ........................................ Singapore Interbank Offered Rate 0.19
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.26
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.15
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 41,401 $ (21,220) $ 505,673 $ (654,556)
OTC Swaps ................................................................... — — 345,418 (2,673,428)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 938,674 $ — $ 497,327 $ — $ 1,436,001
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 369,877 — — 369,877
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 505,673 — 505,673
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 313,037 — 32,381 — 345,418
$ — $ — $ 1,251,711 $ 369,877 $ 1,035,381 $ — $ 2,656,969
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 3,188,123 — 761,449 — 3,949,572
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 10,877 — — 10,877
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 654,556 — 654,556
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 1,257,813 — 1,415,615 — 2,673,428
$ — $ — $ 4,445,936 $ 10,877 $ 2,831,620 $ — $ 7,288,433

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
22
Schedule of Investments
(continued)
December 31, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the year ended December 31, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (23,889,301) $ — $ (2,148,036) $ — $ (26,037,337)
Forward foreign currency exchange contracts .... — — — 87,486 — — 87,486
Swaps .............................. — — 2,440,577 — 10,406,757 — 12,847,334
$ — $ — $ (21,448,724) $ 87,486 $ 8,258,721 $ — $ (13,102,517)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 3,853,749 — 594,422 — 4,448,171
Forward foreign currency exchange contracts .... — — — 274,009 — — 274,009
Swaps .............................. — — (724,878) — (2,773,526) — (3,498,404)
$ — $ — $ 3,128,871 $ 274,009 $ (2,179,104) $ — $ 1,223,776
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 207,518,773
Average notional value of contracts — short ................................................................................. 304,698,611
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 29,407,898
Average amounts sold — in USD ........................................................................................ 53,736,294
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 343,074,282
Average notional value — receives fixed rate ................................................................................ 281,196,341
Total return swaps:
Average notional value ............................................................................................... 20,971,073
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 1,371,872 $ 312,770
Forward foreign currency exchange contracts ................................................................. 369,877 10,877
Swaps — Centrally cleared ............................................................................. 191,174 —
Swaps — OTC
(a)
.................................................................................... 345,418 2,673,428
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 2,278,341 $ 2,997,075
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,563,046) (312,770)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 715,295 $ 2,684,305
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
23
Schedule of Investments
(continued)
December 31, 2020
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA .............................. $ 30,755 $ (30,755) $ — $ — $ —
Barclays Bank plc ................................ 1,619 (1,619) — — —
BNP Paribas SA ................................. 89,276 (89,276) — — —
Citibank NA .................................... 23,946 (23,946) — — —
Goldman Sachs International ........................ 183,367 — — — 183,367
HSBC Bank plc .................................. 39,193 (39,193) — — —
JPMorgan Chase Bank NA .......................... 15,706 (15,706) — — —
Merrill Lynch International & Co. ...................... 214,896 (214,896) — — —
Morgan Stanley & Co. International plc .................. 8,803 (8,803) — — —
Toronto Dominion Bank ............................ 7,378 — — — 7,378
UBS AG ...................................... 76,040 (1,446) — — 74,594
Westpac Banking Corp. ............................ 24,316 — — — 24,316
$ 715,295 $ (425,640) $ — $ — $ 289,655
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(c)
Net Amount of
Derivative
Liabilities
(d)
Bank of America NA .............................. $ 308,202 $ (30,755) $ — $ (277,447) $ —
Barclays Bank plc ................................ 1,666 (1,619) — — 47
BNP Paribas SA ................................. 106,230 (89,276) — — 16,954
Citibank NA .................................... 96,045 (23,946) — — 72,099
HSBC Bank plc .................................. 122,129 (39,193) — — 82,936
JPMorgan Chase Bank NA .......................... 112,578 (15,706) — — 96,872
Merrill Lynch International & Co. ...................... 1,156,797 (214,896) — (941,901) —
Morgan Stanley & Co. International plc .................. 779,212 (8,803) — (510,000) 260,409
UBS AG ...................................... 1,446 (1,446) — — —
$ 2,684,305 $ (425,640) $ — $ (1,729,348) $ 529,317
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
24
Schedule of Investments
(continued)
December 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 469,294 $ 69,338 $ — $ 538,632
Air Freight & Logistics .................................... 1,008,096 244,149 — 1,252,245
Airlines .............................................. 470,457 35,847 — 506,304
Auto Components ...................................... 282,771 708,262 — 991,033
Automobiles .......................................... 1,721,609 871,243 — 2,592,852
Banks ............................................... 4,232,691 2,270,213 — 6,502,904
Beverages ........................................... 1,687,420 635,092 — 2,322,512
Biotechnology ......................................... 1,888,644 267,221 — 2,155,865
Building Products ....................................... 983,557 423,834 — 1,407,391
Capital Markets ........................................ 3,430,115 1,005,284 — 4,435,399
Chemicals ............................................ 1,629,922 1,548,336 — 3,178,258
Commercial Services & Supplies ............................. 772,508 154,234 — 926,742
Communications Equipment ................................ 644,470 108,320 — 752,790
Construction & Engineering ................................ — 270,811 — 270,811
Construction Materials .................................... 155,123 360,822 — 515,945
Consumer Finance ...................................... 730,941 — — 730,941
Containers & Packaging .................................. 728,228 — — 728,228
Distributors ........................................... 205,265 — — 205,265
Diversified Financial Services ............................... 1,121,050 169,897 — 1,290,947
Diversified Telecommunication Services ........................ 1,120,348 367,644 — 1,487,992
Electric Utilities ........................................ 749,938 894,647 — 1,644,585
Electrical Equipment ..................................... 860,614 982,148 — 1,842,762
Electronic Equipment, Instruments & Components ................. 613,164 848,381 — 1,461,545
Energy Equipment & Services .............................. 565,217 15,681 — 580,898
Entertainment ......................................... 1,981,077 218,981 — 2,200,058
Equity Real Estate Investment Trusts (REITs) .................... 1,814,248 361,611 — 2,175,859
Food & Staples Retailing .................................. 1,052,826 262,823 — 1,315,649
Food Products ......................................... 1,522,715 1,347,961 — 2,870,676
Gas Utilities ........................................... 29,900 259,891 — 289,791
Health Care Equipment & Supplies ........................... 3,856,921 713,368 — 4,570,289
Health Care Providers & Services ............................ 1,879,658 156,502 — 2,036,160
Health Care Technology .................................. 269,621 85,021 — 354,642
Hotels, Restaurants & Leisure .............................. 3,100,826 213,653 — 3,314,479
Household Durables ..................................... 432,540 368,424 — 800,964
Household Products ..................................... 2,277,185 220,440 — 2,497,625
Independent Power and Renewable Electricity Producers ............ 34,719 34,373 — 69,092
Industrial Conglomerates .................................. 557,031 463,580 — 1,020,611
Insurance ............................................ 2,348,451 1,885,670 — 4,234,121
Interactive Media & Services ............................... 5,531,580 20,533 — 5,552,113
Internet & Direct Marketing Retail ............................ 4,646,514 226,719 — 4,873,233
IT Services ........................................... 5,838,159 568,641 — 6,406,800
Leisure Products ....................................... — 79,046 — 79,046
Life Sciences Tools & Services .............................. 974,593 79,877 — 1,054,470
Machinery ............................................ 2,393,777 2,228,102 — 4,621,879
Marine .............................................. — 89,321 — 89,321
Media ............................................... 765,661 111,058 — 876,719
Metals & Mining ........................................ 662,703 819,202 — 1,481,905
Mortgage Real Estate Investment Trusts (REITs) .................. 102,004 — — 102,004
Multiline Retail ......................................... 416,249 — — 416,249
Multi-Utilities .......................................... 223,401 366,557 — 589,958
Oil, Gas & Consumable Fuels ............................... 3,306,159 810,539 — 4,116,698
Paper & Forest Products .................................. — 152,097 — 152,097
Personal Products ...................................... 442,332 465,886 — 908,218
Pharmaceuticals ....................................... 3,182,816 2,703,226 — 5,886,042

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
25
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Professional Services .................................... $ 1,011,470 $ 702,804 $ — $ 1,714,274
Real Estate Management & Development ....................... 41,333 669,352 — 710,685
Road & Rail ........................................... 484,737 103,394 — 588,131
Semiconductors & Semiconductor Equipment .................... 4,896,020 945,151 — 5,841,171
Software ............................................. 8,878,918 393,127 — 9,272,045
Specialty Retail ........................................ 2,586,196 177,370 — 2,763,566
Technology Hardware, Storage & Peripherals .................... 6,935,756 125,780 — 7,061,536
Textiles, Apparel & Luxury Goods ............................ 269,342 792,283 — 1,061,625
Trading Companies & Distributors ............................ — 984,242 — 984,242
Transportation Infrastructure ............................... — 35,145 — 35,145
Water Utilities ......................................... 93,410 45,717 — 139,127
Wireless Telecommunication Services ......................... 141,053 495,893 — 636,946
Corporate Bonds ........................................ — 35,516 — 35,516
Preferred Stocks ......................................... — 108,344 — 108,344
Rights ................................................ 3,716 — — 3,716
U.S. Treasury Obligations ................................... — 43,012,266 — 43,012,266
Warrants .............................................. 2,670 — — 2,670
Short-Term Securities ....................................... 7,228,106 — — 7,228,106
Subtotal ....................................................
$ 108,287,835 $ 76,190,890 $ — $ 184,478,725
Investments valued at NAV
(a)
...................................... 53,711
$ —
Total Investments .............................................. $ 184,532,436
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 938,674 $ 313,037 $ — $ 1,251,711
Foreign currency exchange contracts ............................ — 369,877 — 369,877
Interest rate contracts ....................................... 497,327 538,054 — 1,035,381
Liabilities:
Equity contracts ........................................... (3,188,123) (1,257,813) — (4,445,936)
Foreign currency exchange contracts ............................ — (10,877) — (10,877)
Interest rate contracts ....................................... (761,449) (2,070,171) — (2,831,620)
$ (2,513,571) $ (2,117,893) $ — $ (4,631,464)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2020
2020
BlackRock Annual Report to Shareholders
26
See notes to financial statements.
BlackRock
Managed
Volatility V.I.
Fund
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $50,041) (cost — $149,067,657) ............................................. $ 177,250,619
Investments at value — affiliated (cost — $7,281,822) ................................................................................. 7,281,817
Cash ................................................................................................................. 17,473
Cash pledged: –
Collateral — OTC derivatives ................................................................................................ 1,920,000
Futures contracts ........................................................................................................ 27,300,000
Centrally cleared swaps .................................................................................................... 5,460,000
Foreign currency at value (cost — $5,385,944) ...................................................................................... 5,397,427
Receivables: –
Securities lending income — affiliated .......................................................................................... 10
Dividends — affiliated ..................................................................................................... 198
Dividends — unaffiliated ................................................................................................... 143,462
Interest — unaffiliated ..................................................................................................... 209,572
Variation margin on futures contracts ........................................................................................... 1,371,872
Variation margin on centrally cleared swaps ...................................................................................... 191,174
Unrealized appreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 369,877
OTC swaps ............................................................................................................ 345,418
Prepaid expenses ......................................................................................................... 2,195
Total assets .............................................................................................................
227,261,114
LIABILITIES
Collateral on securities loaned at value ........................................................................................... 53,911
Payables: –
Capital shares redeemed ................................................................................................... 10,761
Custodian fees .......................................................................................................... 99,105
Distribution fees ......................................................................................................... 39,810
Investment advisory fees .................................................................................................. 71,787
Directors' and Officer's fees ................................................................................................. 2,260
Other affiliate fees ....................................................................................................... 2,394
Professional fees ........................................................................................................ 79,679
Transfer agent fees ...................................................................................................... 106,798
Variation margin on futures contracts ........................................................................................... 312,770
Other accrued expenses ................................................................................................... 102,663
Unrealized depreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 10,877
OTC swaps ............................................................................................................ 2,673,428
Total liabilities ............................................................................................................
3,566,243
NET ASSETS ............................................................................................................
$ 223,694,871
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 358,070,074
Accumulated loss ......................................................................................................... (134,375,203)
NET ASSETS ............................................................................................................
$ 223,694,871

Statement of Assets and Liabilities
(continued)
December 31, 2020
27
Financial Statements
BlackRock
Managed
Volatility V.I.
Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 9,844,001
Shares outstanding .................................................................................................
745,346
Net asset value ....................................................................................................
$ 13.21
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 213,850,870
Shares outstanding .................................................................................................
16,195,176
Net asset value ....................................................................................................
$ 13.20
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
See notes to financial statements.

Statement of Operations

Year Ended December 31, 2020
2020
BlackRock Annual Report to Shareholders
28
See notes to financial statements.
BlackRock
Managed
Volatility V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 38,425
Dividends — unaffiliated ................................................................................................... 2,619,179
Interest — unaffiliated .................................................................................................... 277,340
Securities lending income — affiliated — net ..................................................................................... 112
Foreign taxes withheld .................................................................................................... (68,295)
Total investment income .....................................................................................................
2,866,761
EXPENSES
Investment advisory ...................................................................................................... 1,185,851
Distribution — class specific ................................................................................................ 513,786
Transfer agent — class specific .............................................................................................. 435,530
Custodian ............................................................................................................. 221,926
Accounting services ...................................................................................................... 117,189
Professional ........................................................................................................... 93,483
Printing and postage ..................................................................................................... 34,425
Directors and Officer ..................................................................................................... 11,109
Transfer agent .......................................................................................................... 8,700
Miscellaneous .......................................................................................................... 55,388
Total expenses ...........................................................................................................
2,677,387
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (456,101)
Transfer agent fees reimbursed — class specific ................................................................................... (435,530)
Total expenses after fees waived and/or reimbursed ..................................................................................
1,785,756
Net investment income ......................................................................................................
1,081,005
REALIZED AND UNREALIZED GAIN (LOSS) $ 5,545,593
Net realized gain (loss) from: $ –
Investments — affiliated ................................................................................................. 35
Investments — unaffiliated ............................................................................................... (36,438)
Forward foreign currency exchange contracts ................................................................................... 87,486
Foreign currency transactions ............................................................................................. (1,237,455)
Futures contracts ...................................................................................................... (26,037,337)
Swaps ............................................................................................................. 12,847,334
A
(14,376,375)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. (5)
Investments — unaffiliated ............................................................................................... 18,663,062
Forward foreign currency exchange contracts ................................................................................... 274,009
Foreign currency translations .............................................................................................. 35,135
Futures contracts ...................................................................................................... 4,448,171
Swaps ............................................................................................................. (3,498,404)
A
19,921,968
Net realized and unrealized gain ...............................................................................................
5,545,593
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 6,626,598

Statements of Changes in Net Assets
29
Financial Statements
See notes to financial statements.
BlackRock Managed Volatility V.I. Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,081,005 $ 3,403,424
Net realized loss .................................................................................. (14,376,375) (11,219,350)
Net change in unrealized appreciation (depreciation) .......................................................... 19,921,968 12,029,655
Net increase in net assets resulting from operations .............................................................
6,626,598 4,213,729
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (379,975) (366,689)
  Class III ....................................................................................... (7,568,483) (7,093,025)
Decrease in net assets resulting from distributions to shareholders ...................................................
(7,948,458) (7,459,714)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(11,214,463) (8,672,745)
NET ASSETS
Total decrease in net assets ............................................................................ (12,536,323) (11,918,730)
Beginning of year .................................................................................... 236,231,194 248,149,924
End of year ........................................................................................
$ 223,694,871 $ 236,231,194
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report To Shareholders
30
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.19%, respectively, resulting from a one time payment from a third party administrator.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Includes reimbursements of out of pocket expenses from a third party administrator. Excluding this amount, the Fund's total return is 1.48%.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Managed Volatility V.I. Fund
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 13.27 $ 13.45 $ 13.71 $ 13.19 $ 13.08
Net investment income
(a)
.....................................
0.10 0.22 0.15 0.04 0.02
(b)
Net realized and unrealized gain (loss) ...........................
0.36 0.06 (0.01) 0.62 0.20
Net increase from investment operations ............................
0.46 0.28 0.14 0.66 0.22
Distributions
(c)
– – – – –
From net investment income ..................................
(0.52) (0.46) (0.25) (0.05) (0.11)
From net realized gain .......................................
— (0.00)
(d)
(0.15) (0.09) —
Total distributions ...........................................
(0.52) (0.46) (0.40) (0.14) (0.11)
Net asset value, end of year ...................................
$ 13.21 $ 13.27 $ 13.45 $ 13.71 $ 13.19
Total Return
(e)
3.49% 2.11% 1.02% 4.98% —
Based on net asset value ......................................
3.49% 2.11% 1.02% 4.98% 1.71%
(f)
Ratios to Average Net Assets
(g)
Total expenses .............................................
1.00% 0.93% 1.21% 1.48% 1.39%
Total expenses after fees waived and/or reimbursed ....................
0.59% 0.59% 0.71% 0.89% 0.94%
Net investment income .......................................
0.74% 1.62% 1.09% 0.29% 0.18%
(b)
Supplemental Data
Net assets, end of year (000) ....................................
$ 9,844 $ 10,808 $ 12,571 $ 14,536 $ 15,895
Portfolio turnover rate ........................................
181% 314% 319% 0% 1%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.01% 0.01% 0.03% 0.23% 0.25%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
(a)
Recommencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Annualized.
(i)
Portfolio turnover rate is representative of the Fund for the entire year.
BlackRock Managed Volatility V.I. Fund
Class III
Year Ended December 31, Period from
02/14/18
(a)
to 12/31/18 2020 2019
Net asset value, beginning of period ...........................................................
$ 13.27 $ 13.45 $ 13.70
Net investment income
(b)
...................................................................
0.06 0.19 0.15
Net realized and unrealized gain (loss) .........................................................
0.36 0.06 (0.02)
Net increase from investment operations ..........................................................
0.42 0.25 0.13
Distributions
(c)
– – –
From net investment income ................................................................
(0.49) (0.43) (0.23)
From net realized gain .....................................................................
— (0.00)
(d)
(0.15)
Total distributions .........................................................................
(0.49) (0.43) (0.38)
Net asset value, end of period ................................................................
$ 13.20 $ 13.27 $ 13.45
Total Return
(e)
3.17% 1.85% 0.90%
Based on net asset value ....................................................................
3.17% 1.85% 0.90%
(f)
Ratios to Average Net Assets
(g)
Total expenses ...........................................................................
1.25% 1.36% 0.99%
(h)
Total expenses after fees waived and/or reimbursed ..................................................
0.84% 0.84% 0.84%
(h)
Net investment income .....................................................................
0.49% 1.39% 1.22%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................
$ 213,851 $ 225,423 $ 235,579
Portfolio turnover rate ......................................................................
181% 314% 319%
( i )
Year Ended December 31, Period from
02/14/18
to 12/31/18 2020 2019
Investments in underlying funds ................................................................ 0.01% 0.01% 0.03%
See notes to financial statements.

Notes to Financial Statements
2020
BlackRock Annual Report to Shareholders
32
ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Managed
Volatility V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statement of Assets and Liabilities.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”
Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
34
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stock in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Jefferies LLC ......................................................... $ 50,041 $ (50,041) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
36
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker a variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2020, the Fund reimbursed the Manager $2,886 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), BlackRock Asset Management North Asia Limited ("BAMNA") and
BlackRock (Singapore) Limited (“BRS”), (collectively, the “Sub-Advisers'), each an affiliate of the Manager. The Manager pays BIL, BAMNA and BRS for services they provide for that portion of the Fund for which BIL, BAMNA and BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2020, the class specific distribution fees borne directly by Class III were $513,786.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2020 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors  who are not "interested persons" of the Company , as defined in the 1940 Act
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.55%
$1 Billion - $3 Billion ..................................................................................................... 0.52
$3 Billion - $5 Billion ..................................................................................................... 0.50
$5 Billion - $10 Billion .................................................................................................... 0.48
Greater than $10 Billion .................................................................................................. 0.47
Class I .......................................................................................................... $ 20,236
Class III ......................................................................................................... 415,294
$ 435,530

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
38
(" Independent Directors "), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2020, the amount waived was $8,265.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse all transfer agent fees for Class I Shares and Class III Shares. The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed – class specific in the Statement of Operations. For the year ended
December 31, 2020, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, the Manager waived and/or reimbursed investment advisory fees of $447,836 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2020, the Fund paid BIM $32 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Transfer Agent Fees
Reimbursed
Class I .......................................................................................................... $ 20,236
Class III ......................................................................................................... 415,294
$ 435,530
Class I ............................................................................................................. 0.59%
Class III ............................................................................................................ 0.84

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, including paydowns and excluding short-term investments, were as follows:
RULE ABOVE
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
During the year ended December 31, 2020, the Fund utilized $882,814 of its capital loss carryforward.
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
U.S. Government Securities Other Securities
Purchases Sales
Purchases
Sales
Managed Volatility V.I. Fund ............................................. $ 73,377,308 $ 62,510,450 $ 225,433,524 $ 271,483,936
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 7,948,458 $ 7,459,714
Undistributed ordinary income ............................................................................................. $ 1,480,119
Non-expiring capital loss carryforwards
(a)
...................................................................................... (130,864,095)
Net unrealized gains (losses)
(b)
............................................................................................ (4,991,227)
$ (134,375,203)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unr ealized gains (losses) on investments in passive foreign investment companies, certain futures, options and forward contracts, and the timing and recognition of partnership income.
Tax cost ........................................................................................................... $ 161,790,893
Gross unrealized appreciation ............................................................................................ $ 30,699,979
Gross unrealized depreciation ............................................................................................ (8,338,566)
Net unrealized appreciation (depreciation) .................................................................................... $ 22,361,413

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
40
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
41
Notes to Financial Statements
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2020, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 730 Class III Shares of the Fund.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
15,278 $ 203,368 15,992 $ 216,378
Shares issued in reinvestment of distributions ........................
28,794 379,975 27,540 366,689
Shares redeemed .........................................
(113,418) (1,509,239) (163,533) (2,209,996)
Net decrease ..............................................
(69,346) $ (925,896) (120,001) $ (1,626,929)
Class III
Shares sold .............................................
2,660,714 $ 35,220,676 2,448,987 $ 33,265,000
Shares issued in reinvestment of distributions ........................
573,615 7,568,128 532,709 7,092,711
Shares redeemed .........................................
(4,032,124) (53,077,371) (3,507,917) (47,403,527)
Net decrease ..............................................
(797,795) $ (10,288,567) (526,221) $ (7,045,816)
Total Net Decrease
(867,141) $ (11,214,463) (646,222) $ (8,672,745)

Report of Independent Registered Public Accounting Firm
2020
BlackRock Annual Report to Shareholders
42
To the Shareholders of BlackRock Managed Volatility V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Managed Volatility V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
43
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CNREPOFI Day China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SOR Singapore Interbank Offered Rate
STIBOR Stockholm Interbank Offered Rate
THBFIX Thai Baht Interest Rate Fixing
WIBOR Warsaw Interbank Offered Rate

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders
2
BlackRock S&P 500 Index V.I. Fund
Investment Objective
BlackRock S&P 500 Index V.I. Fund’s (the “Fund”)
investment objective is to seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard and Poor’s (“S&P”) 500
®
Index.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund’s Class I, Class II and Class III Shares returned 18.24%, 18.03% and 17.92%, respectively. The benchmark
S&P 500
®
Index returned 18.40% for the same period.
Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.
Describe the market environment.
Fears of the coronavirus (or “COVID-19”) outbreak in the first quarter of 2020 and its economic toll drove unprecedented levels of financial market volatility. The Chicago
Board Options Exchange Volatility Index, which measures near-term stock market volatility, surged to its highest level since the financial crisis, and the S&P 500
®
experienced
its quickest bear market contraction on record. Economic activity fell to a standstill with the Purchasing Managers Index (an index of the prevailing direction of economic trends in the manufacturing and service sectors) across the globe registering its lowest levels on record and jobless claims surged. In late March, the United States saw a record number of initial unemployment claims as 3.3 million people filed for unemployment benefits while the consensus estimate was 1.4 million.
On the policy front, global governments in the second quarter of 2020 unleashed large stimulus packages to combat the shock on the economy. The United States passed several fiscal stimulus measures, including a $2 trillion relief bill to send money directly to Americans. Separately, monetary policy moved toward accommodation as the
Federal Reserve (the “Fed”) cut the policy rate to 0% and pledged to buy as much government-backed debt as needed to bolster the markets for housing and Treasury bonds.
Furthermore, the Fed announced it would buy corporate bonds, including the riskiest investment-grade debt, for the first time in its history. U.S. stocks outperformed other regions in the second quarter, with a sharper recovery from the troughs of late March. This was largely supported by the historic policy response. The United States was able to deliver coordinated fiscal and monetary support sufficient to offset the estimated initial shock from the coronavirus pandemic and spillovers to the full economy. Toward the end of the second quarter, U.S. government measures to contain the coronavirus was gradually lifted in many states, boosting activity and employment.
In the third quarter of 2020, U.S. stocks continued their recovery over July and August and maintained recording all-time highs until early September when valuation concerns created market volatility and led to a market sell off. COVID-19 continued to be center stage over the third quarter but the ease of some restrictions, coupled with a drop in the number of new cases in the United States and the Fed’s accommodative policies, supported the U.S. market recovery over the third quarter despite the spikes in volatility and the market sell off that dampened the recovery momentum.
U.S. markets reacted positively to the U.S. presidential election results following a poor start to the fourth quarter of 2020. The victory of Joe Biden came as an indicator of more stable internal and external policies. The fear of rising COVID-19 cases in the United States was offset by positive vaccine news and an announcement of a $900 billion stimulus in late December, which supported the market’s positive performance. Sectors that were severely impacted by the coronavirus pandemic, such as energy and financials, recovered following the positive vaccine news in November, prompting these two sectors to recoup some of the losses incurred earlier in 2020.
Most Global Industry Classification Standard sectors within the S&P 500
®
Index posted positive returns over the year. Information technology (+43.88%), consumer discretionary (+33.30%) and communication services (+23.61%) were the best performers, while energy (-33.67%), real estate (-2.27%) and financials (-1.70%) were among the lowest performers.
Describe recent portfolio activity.
During the period, as changes were made to the composition of the S&P 500
®
Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)
3
Fund Summary
BlackRock S&P 500 Index V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1)
fees applicable to Class III Shares.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in the common stocks represented in the S&P 500
®
Index and in derivative instruments linked to the S&P 500
®
Index.
(c)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
................................................................. 22.11% 18.24% 14.97% 13.55%
Class II
(b)
................................................................. 22.03 18.03 14.80 13.39
Class III
(b)
................................................................ 21.92 17.92 14.68
(c)
13.27
(c)
S&P 500
®
Index ............................................................ 22.16 18.40 15.22 13.88
(a)
For a portion of the period, the Fund's investment adviser waived a portion of its fee. Without such waiver, the Fund's performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders
4
BlackRock S&P 500 Index V.I. Fund
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 27%
Health Care ..................................... 13
Consumer Discretionary ............................. 13
Communication Services ............................. 11
Financials ....................................... 10
Industrials ....................................... 8
Consumer Staples ................................. 7
Utilities ......................................... 3
Materials ....................................... 3
Real Estate ...................................... 2
Energy ......................................... 2
Short-Term Securities ............................... 2
Liabilities in Excess of Other Assets ..................... (1)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,221.10 $ 0.84 $ 1,000.00 $ 1,024.38 $ 0.76 0 .15%
Class II .................................. 1,000.00 1,220.30 1.67 1,000.00 1,023.63 1.53 0 .30
Class III .................................. 1,000.00 1,219.20 2.23 1,000.00 1,023.13 2.03 0 .40
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2020
BlackRock Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Shares
Shares Value
Common Stocks — 99.0%
Aerospace & Defense — 1.6%
Boeing Co. (The) .................... 35,446 $ 7,587,571
General Dynamics Corp. ............... 15,162 2,256,409
Howmet Aerospace, Inc. ............... 27,097 773,348
Huntington Ingalls Industries, Inc. ......... 2,799 477,174
L3Harris Technologies, Inc. ............. 14,085 2,662,347
Lockheed Martin Corp. ................ 16,430 5,832,321
Northrop Grumman Corp. .............. 10,256 3,125,208
Raytheon Technologies Corp. ........... 101,445 7,254,332
Teledyne Technologies, Inc.
(a)
............ 2,502 980,734
Textron, Inc. ....................... 16,073 776,808
TransDigm Group, Inc.
(a)
............... 3,636 2,250,139
33,976,391
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.
(b)
.......... 9,315 874,399
Expeditors International of Washington, Inc. .. 10,788 1,026,047
FedEx Corp. ....................... 16,137 4,189,488
United Parcel Service, Inc., Class B
(b)
...... 47,774 8,045,141
14,135,075
Airlines — 0.3%
Alaska Air Group, Inc. ................. 8,579 446,108
American Airlines Group, Inc. ............ 35,287 556,476
Delta Air Lines, Inc. .................. 43,627 1,754,242
Southwest Airlines Co. ................ 39,428 1,837,739
United Airlines Holdings, Inc.
(a)
........... 20,190 873,217
5,467,782
Auto Components — 0.1%
Aptiv plc .......................... 18,227 2,374,796
BorgWarner, Inc. .................... 14,381 555,682
2,930,478
Automobiles — 2.0%
Ford Motor Co. ..................... 261,012 2,294,295
General Motors Co. .................. 84,133 3,503,298
Tesla, Inc.
(a)
........................ 50,653 35,744,303
41,541,896
Banks — 3.8%
Bank of America Corp. ................ 508,500 15,412,635
Citigroup, Inc. ...................... 139,067 8,574,871
Citizens Financial Group, Inc. ........... 29,307 1,048,018
Comerica, Inc. ...................... 9,489 530,056
Fifth Third Bancorp .................. 48,552 1,338,579
First Republic Bank .................. 11,312 1,662,072
Huntington Bancshares, Inc. ............ 69,642 879,578
JPMorgan Chase & Co. ............... 203,609 25,872,596
KeyCorp .......................... 66,630 1,093,398
M&T Bank Corp. .................... 8,162 1,039,023
People's United Financial, Inc. ........... 25,211 325,978
PNC Financial Services Group, Inc. (The)
(b)
.. 28,553 4,254,397
Regions Financial Corp. ............... 66,480 1,071,658
SVB Financial Group
(a)
................ 3,460 1,341,892
Truist Financial Corp. ................. 90,113 4,319,116
US Bancorp ....................... 90,632 4,222,545
Wells Fargo & Co. ................... 277,774 8,383,219
Zions Bancorp NA ................... 9,843 427,580
81,797,211
Beverages — 1.6%
Brown-Forman Corp., Class B
(b)
.......... 12,192 968,411
Coca-Cola Co. (The) ................. 258,348 14,167,804
Constellation Brands, Inc., Class A ........ 11,322 2,480,084
Molson Coors Beverage Co., Class B ...... 13,049 589,684
Monster Beverage Corp.
(a)
.............. 24,666 2,281,112
Security
Shares
Shares Value
Beverages (continued)
PepsiCo, Inc. ...................... 92,310 $ 13,689,573
34,176,668
Biotechnology — 1.9%
AbbVie, Inc. ....................... 117,927 12,635,878
Alexion Pharmaceuticals, Inc.
(a)
.......... 14,624 2,284,854
Amgen, Inc. ....................... 38,887 8,940,899
Biogen, Inc.
(a)
...................... 10,296 2,521,079
Gilead Sciences, Inc. ................. 84,154 4,902,812
Incyte Corp.
(a)
...................... 12,171 1,058,634
Regeneron Pharmaceuticals, Inc.
(a)
........ 7,004 3,383,702
Vertex Pharmaceuticals, Inc.
(a)
........... 17,451 4,124,369
39,852,227
Building Products — 0.5%
Allegion plc ........................ 5,762 670,582
AO Smith Corp. ..................... 9,393 514,924
Carrier Global Corp. .................. 54,222 2,045,254
Fortune Brands Home & Security, Inc. ...... 9,586 821,712
Johnson Controls International plc ........ 48,730 2,270,331
Masco Corp. ....................... 16,954 931,283
Trane Technologies plc ................ 16,039 2,328,221
9,582,307
Capital Markets — 2.7%
Ameriprise Financial, Inc. .............. 8,018 1,558,138
Bank of New York Mellon Corp. (The) ...... 54,444 2,310,603
BlackRock, Inc.
*
..................... 9,475 6,836,592
Cboe Global Markets, Inc. .............. 6,825 635,544
Charles Schwab Corp. (The) ............ 99,639 5,284,853
CME Group, Inc. .................... 23,979 4,365,377
Franklin Resources, Inc.
(b)
.............. 18,342 458,367
Goldman Sachs Group, Inc. (The) ........ 22,982 6,060,583
Intercontinental Exchange, Inc. .......... 37,492 4,322,453
Invesco Ltd. ....................... 25,400 442,722
MarketAxess Holdings, Inc. ............. 2,536 1,446,940
Moody's Corp. ...................... 10,874 3,156,070
Morgan Stanley ..................... 95,470 6,542,559
MSCI, Inc. ........................ 5,599 2,500,121
Nasdaq, Inc. ....................... 7,477 992,497
Northern Trust Corp. .................. 13,747 1,280,396
Raymond James Financial, Inc. .......... 8,140 778,754
S&P Global, Inc. .................... 16,112 5,296,498
State Street Corp. ................... 23,566 1,715,133
T. Rowe Price Group, Inc. .............. 15,191 2,299,765
58,283,965
Chemicals — 1.8%
Air Products & Chemicals, Inc. ........... 14,814 4,047,481
Albemarle Corp. .................... 7,111 1,049,015
Celanese Corp.
(b)
.................... 7,699 1,000,408
CF Industries Holdings, Inc. ............. 14,415 558,005
Corteva , Inc. ....................... 49,764 1,926,862
Dow, Inc. ......................... 49,546 2,749,803
DuPont de Nemours, Inc. .............. 49,536 3,522,505
Eastman Chemical Co. ................ 9,231 925,685
Ecolab, Inc.
(b)
...................... 16,588 3,588,980
FMC Corp. ........................ 8,667 996,098
International Flavors & Fragrances, Inc.
(b)
.... 6,790 739,024
Linde plc ......................... 35,059 9,238,397
LyondellBasell Industries NV, Class A ...... 17,175 1,574,260
Mosaic Co. (The) .................... 23,937 550,790
PPG Industries, Inc. .................. 15,778 2,275,503
Sherwin-Williams Co. (The) ............. 5,460 4,012,609
38,755,425

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Commercial Services & Supplies — 0.4%
Cintas Corp. ....................... 5,802 $ 2,050,775
Copart , Inc.
(a)
...................... 14,163 1,802,242
Republic Services, Inc. ................ 13,148 1,266,152
Rollins, Inc. ........................ 15,270 596,599
Waste Management, Inc. ............... 25,660 3,026,084
8,741,852
Communications Equipment — 0.8%
Arista Networks, Inc.
(a)
................ 3,571 1,037,625
Cisco Systems, Inc.
(b)
................. 282,249 12,630,643
F5 Networks, Inc.
(a)
.................. 4,245 746,865
Juniper Networks, Inc. ................ 19,682 443,042
Motorola Solutions, Inc. ............... 11,295 1,920,828
16,779,003
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.
(b)
......... 8,658 943,375
Quanta Services, Inc. ................. 9,386 675,980
1,619,355
Construction Materials — 0.1%
Martin Marietta Materials, Inc. ........... 4,160 1,181,315
Vulcan Materials Co. ................. 9,052 1,342,502
2,523,817
Consumer Finance — 0.5%
American Express Co. ................ 43,566 5,267,565
Capital One Financial Corp. ............. 30,755 3,040,132
Discover Financial Services ............. 20,473 1,853,420
Synchrony Financial .................. 36,266 1,258,793
11,419,910
Containers & Packaging — 0.4%
Amcor plc ......................... 107,074 1,260,261
Avery Dennison Corp. ................. 5,339 828,132
Ball Corp. ......................... 21,850 2,035,983
International Paper Co. ................ 26,257 1,305,498
Packaging Corp. of America ............ 6,109 842,492
Sealed Air Corp. .................... 10,914 499,752
WestRock Co. ...................... 17,741 772,266
7,544,384
Distributors — 0.1%
Genuine Parts Co. ................... 9,636 967,743
LKQ Corp.
(a)
....................... 18,703 659,094
Pool Corp. ........................ 2,722 1,013,945
2,640,782
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B
(a)
....... 129,994 30,141,709
Diversified Telecommunication Services — 1.4%
AT&T, Inc. ......................... 475,991 13,689,501
CenturyLink, Inc.
(b)
................... 62,562 609,979
Verizon Communications, Inc. ........... 276,698 16,256,008
30,555,488
Electric Utilities — 1.7%
Alliant Energy Corp. .................. 15,821 815,256
American Electric Power Co., Inc. ......... 33,010 2,748,743
Duke Energy Corp. .................. 49,277 4,511,802
Edison International .................. 25,887 1,626,221
Entergy Corp. ...................... 13,122 1,310,101
Evergy , Inc. ........................ 14,635 812,389
Eversource Energy .................. 22,836 1,975,542
Exelon Corp. ....................... 65,340 2,758,655
FirstEnergy Corp.
(b)
.................. 37,317 1,142,273
NextEra Energy, Inc. ................. 130,859 10,095,772
NRG Energy, Inc. .................... 15,211 571,173
Security
Shares
Shares Value
Electric Utilities (continued)
Pinnacle West Capital Corp. ............ 7,769 $ 621,132
PPL Corp.
(b)
....................... 51,355 1,448,211
Southern Co. (The) .................. 71,215 4,374,737
Xcel Energy, Inc. .................... 34,802 2,320,249
37,132,256
Electrical Equipment — 0.5%
AMETEK, Inc. ...................... 15,400 1,862,476
Eaton Corp. plc ..................... 26,850 3,225,759
Emerson Electric Co. ................. 39,947 3,210,540
Rockwell Automation, Inc. .............. 7,760 1,946,286
10,245,061
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A .............. 19,982 2,613,046
CDW Corp. ........................ 9,771 1,287,720
Corning, Inc. ....................... 51,033 1,837,188
FLIR Systems, Inc. ................... 9,098 398,765
IPG Photonics Corp.
(a)
................ 2,423 542,243
Keysight Technologies, Inc.
(a)
............ 12,327 1,628,274
TE Connectivity Ltd. .................. 22,092 2,674,679
Vontier Corp.
(a)
..................... 9,355 312,457
Zebra Technologies Corp., Class A
(a)
....... 3,561 1,368,599
12,662,971
Energy Equipment & Services — 0.2%
Baker Hughes Co. ................... 42,835 893,110
Halliburton Co. ..................... 60,954 1,152,030
National Oilwell Varco, Inc. ............. 26,419 362,733
Schlumberger NV ................... 92,983 2,029,819
TechnipFMC plc ..................... 29,057 273,136
4,710,828
Entertainment — 2.2%
Activision Blizzard, Inc. ................ 51,624 4,793,288
Electronic Arts, Inc.
(b)
................. 19,369 2,781,388
Live Nation Entertainment, Inc.
(a)
......... 9,551 701,808
Netflix, Inc.
(a)
....................... 29,510 15,956,942
Take-Two Interactive Software, Inc.
(a)
....... 7,683 1,596,451
Walt Disney Co. (The)
(a)
............... 120,934 21,910,822
47,740,699
Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities, Inc. ....... 8,016 1,428,611
American Tower Corp. ................ 29,672 6,660,177
AvalonBay Communities, Inc. ........... 9,249 1,483,817
Boston Properties, Inc. ................ 9,791 925,543
Crown Castle International Corp. ......... 28,493 4,535,801
Digital Realty Trust, Inc. ............... 18,517 2,583,307
Duke Realty Corp. ................... 24,845 993,055
Equinix , Inc.
(b)
...................... 6,006 4,289,365
Equity Residential ................... 22,327 1,323,544
Essex Property Trust, Inc. .............. 4,253 1,009,747
Extra Space Storage, Inc. .............. 8,940 1,035,788
Federal Realty Investment Trust .......... 4,684 398,702
Healthpeak Properties, Inc. ............. 35,961 1,087,101
Host Hotels & Resorts, Inc. ............. 49,064 717,806
Iron Mountain, Inc.
(b)
.................. 19,590 577,513
Kimco Realty Corp. .................. 29,782 447,028
Mid-America Apartment Communities, Inc. ... 7,875 997,684
Prologis, Inc. ....................... 49,377 4,920,912
Public Storage ...................... 10,190 2,353,177
Realty Income Corp. .................. 23,615 1,468,144
Regency Centers Corp. ............... 10,946 499,028
SBA Communications Corp. ............ 7,475 2,108,922
Simon Property Group, Inc.
(b)
............ 21,195 1,807,510
SL Green Realty Corp. ................ 5,089 303,203

2020
BlackRock Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
UDR, Inc. ......................... 20,474 $ 786,816
Ventas, Inc. ....................... 25,553 1,253,119
Vornado Realty Trust ................. 10,876 406,110
Welltower , Inc. ...................... 27,874 1,801,218
Weyerhaeuser Co. ................... 49,513 1,660,171
49,862,919
Food & Staples Retailing — 1.4%
Costco Wholesale Corp. ............... 29,472 11,104,460
Kroger Co. (The) .................... 51,969 1,650,535
Sysco Corp. ....................... 34,130 2,534,494
Walgreens Boots Alliance, Inc. ........... 47,831 1,907,500
Walmart, Inc. ....................... 92,603 13,348,723
30,545,712
Food Products — 1.0%
Archer-Daniels-Midland Co. ............. 36,903 1,860,280
Campbell Soup Co.
(b)
................. 12,707 614,384
Conagra Brands, Inc. ................. 33,831 1,226,712
General Mills, Inc. ................... 40,990 2,410,212
Hershey Co. (The) ................... 9,668 1,472,727
Hormel Foods Corp. .................. 18,030 840,378
JM Smucker Co. (The) ................ 7,362 851,047
Kellogg Co. ........................ 16,443 1,023,248
Kraft Heinz Co. (The) ................. 44,341 1,536,859
Lamb Weston Holdings, Inc. ............ 10,076 793,384
McCormick & Co., Inc. (Non-Voting) ....... 16,334 1,561,530
Mondelez International, Inc., Class A ....... 95,720 5,596,748
Tyson Foods, Inc., Class A ............. 20,076 1,293,698
21,081,207
Gas Utilities — 0.0%
Atmos Energy Corp. .................. 7,928 756,569
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories .................. 118,387 12,962,193
ABIOMED, Inc.
(a)
.................... 3,095 1,003,399
Align Technology, Inc.
(a)
................ 4,792 2,560,749
Baxter International, Inc. ............... 33,993 2,727,598
Becton Dickinson and Co. .............. 19,463 4,870,032
Boston Scientific Corp.
(a)
............... 94,652 3,402,739
Cooper Cos., Inc. (The) ............... 3,187 1,157,901
Danaher Corp. ..................... 42,231 9,381,194
Dentsply Sirona, Inc. ................. 15,058 788,437
DexCom , Inc.
(a)
..................... 6,414 2,371,384
Edwards Lifesciences Corp.
(a)
........... 41,767 3,810,403
Hologic , Inc.
(a)
...................... 17,120 1,246,850
IDEXX Laboratories, Inc.
(a)
.............. 5,698 2,848,259
Intuitive Surgical, Inc.
(a)
................ 7,879 6,445,810
Medtronic plc ...................... 89,909 10,531,940
ResMed , Inc. ...................... 9,640 2,049,078
STERIS plc ........................ 5,699 1,080,189
Stryker Corp. ...................... 21,838 5,351,184
Teleflex, Inc. ....................... 3,068 1,262,697
Varian Medical Systems, Inc.
(a)
........... 6,219 1,088,387
West Pharmaceutical Services, Inc. ....... 4,895 1,386,803
Zimmer Biomet Holdings, Inc. ........... 13,845 2,133,376
80,460,602
Health Care Providers & Services — 2.6%
AmerisourceBergen Corp. .............. 9,992 976,818
Anthem, Inc. ....................... 16,613 5,334,268
Cardinal Health, Inc. .................. 19,142 1,025,246
Centene Corp.
(a)
.................... 38,850 2,332,165
Cigna Corp. ....................... 24,131 5,023,592
CVS Health Corp. ................... 87,431 5,971,537
DaVita, Inc.
(a)
....................... 5,180 608,132
Security
Shares
Shares Value
Health Care Providers & Services (continued)
HCA Healthcare, Inc. ................. 17,734 $ 2,916,534
Henry Schein, Inc.
(a)
.................. 9,743 651,417
Humana, Inc. ...................... 8,889 3,646,890
Laboratory Corp. of America Holdings
(a)
..... 6,506 1,324,296
McKesson Corp. .................... 10,855 1,887,902
Quest Diagnostics, Inc. ................ 9,002 1,072,768
UnitedHealth Group, Inc. ............... 63,378 22,225,397
Universal Health Services, Inc., Class B .... 5,192 713,900
55,710,862
Health Care Technology — 0.1%
Cerner Corp. ....................... 19,924 1,563,636
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp. ...................... 50,061 1,084,321
Chipotle Mexican Grill, Inc.
(a)
............ 1,869 2,591,761
Darden Restaurants, Inc.
(b)
............. 8,697 1,035,987
Domino's Pizza, Inc. .................. 2,632 1,009,267
Hilton Worldwide Holdings, Inc. .......... 18,532 2,061,870
Las Vegas Sands Corp. ............... 21,939 1,307,564
Marriott International, Inc., Class A ........ 18,248 2,407,276
McDonald's Corp. ................... 49,771 10,679,861
MGM Resorts International ............. 27,384 862,870
Norwegian Cruise Line Holdings Ltd.
(a)(b)
.... 18,089 460,003
Royal Caribbean Cruises Ltd. ........... 12,272 916,596
Starbucks Corp. ..................... 78,399 8,387,125
Wynn Resorts Ltd. ................... 6,665 752,012
Yum! Brands, Inc. ................... 20,150 2,187,484
35,743,997
Household Durables — 0.4%
DR Horton, Inc. ..................... 22,149 1,526,509
Garmin Ltd. ........................ 9,831 1,176,377
Leggett & Platt, Inc. .................. 9,250 409,775
Lennar Corp., Class A ................. 18,377 1,400,879
Mohawk Industries, Inc.
(a)
.............. 4,127 581,701
Newell Brands, Inc. .................. 25,867 549,156
NVR, Inc.
(a)
........................ 234 954,687
PulteGroup, Inc. .................... 17,908 772,193
Whirlpool Corp. ..................... 4,285 773,400
8,144,677
Household Products — 1.6%
Church & Dwight Co., Inc. .............. 16,382 1,429,002
Clorox Co. (The) .................... 8,379 1,691,887
Colgate-Palmolive Co. ................ 57,376 4,906,222
Kimberly-Clark Corp. ................. 22,517 3,035,967
Procter & Gamble Co. (The) ............ 165,629 23,045,619
34,108,697
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 44,428 1,044,058
Industrial Conglomerates — 1.2%
3M Co. ........................... 38,530 6,734,659
General Electric Co. .................. 585,128 6,319,382
Honeywell International, Inc. ............ 46,870 9,969,249
Roper Technologies, Inc. ............... 7,061 3,043,927
26,067,217
Insurance — 1.8%
Aflac, Inc. ......................... 43,636 1,940,493
Allstate Corp. (The) .................. 20,454 2,248,508
American International Group, Inc. ........ 58,051 2,197,811
Aon plc, Class A .................... 15,349 3,242,783
Arthur J Gallagher & Co. ............... 12,846 1,589,179
Assurant, Inc. ...................... 4,048 551,419
Chubb Ltd. ........................ 30,255 4,656,850

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Insurance (continued)
Cincinnati Financial Corp.
(b)
............. 10,380 $ 906,901
Everest Re Group Ltd. ................ 2,723 637,427
Globe Life, Inc. ..................... 5,997 569,475
Hartford Financial Services Group, Inc. (The) . 23,541 1,153,038
Lincoln National Corp. ................ 12,604 634,107
Loews Corp. ....................... 14,825 667,421
Marsh & McLennan Cos., Inc. ........... 33,879 3,963,843
MetLife, Inc. ....................... 51,096 2,398,957
Principal Financial Group, Inc. ........... 17,515 868,919
Progressive Corp. (The) ............... 39,116 3,867,790
Prudential Financial, Inc. ............... 26,451 2,065,030
Travelers Cos., Inc. (The)
(b)
............. 16,933 2,376,885
Unum Group ....................... 14,011 321,412
Willis Towers Watson plc ............... 8,579 1,807,424
WR Berkley Corp. ................... 8,711 578,585
39,244,257
Interactive Media & Services — 5.4%
(a)
Alphabet, Inc., Class A ................ 20,082 35,196,517
Alphabet, Inc., Class C ................ 19,390 33,968,953
Facebook, Inc., Class A ............... 160,576 43,862,940
Twitter, Inc. ........................ 53,126 2,876,773
115,905,183
Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc.
(a)
.................. 28,488 92,783,422
Booking Holdings, Inc.
(a)
............... 2,736 6,093,811
eBay, Inc. ......................... 44,262 2,224,165
Etsy, Inc.
(a)
........................ 8,149 1,449,789
Expedia Group, Inc. .................. 9,080 1,202,192
103,753,379
IT Services — 5.4%
Accenture plc, Class A ................ 42,320 11,054,407
Akamai Technologies, Inc.
(a)
............. 10,686 1,121,923
Automatic Data Processing, Inc. .......... 28,755 5,066,631
Broadridge Financial Solutions, Inc. ....... 7,536 1,154,515
Cognizant Technology Solutions Corp., Class A 35,981 2,948,643
DXC Technology Co. ................. 17,049 439,012
Fidelity National Information Services, Inc. ... 41,666 5,894,072
Fiserv, Inc.
(a)
....................... 37,708 4,293,433
FleetCor Technologies, Inc.
(a)
............ 5,508 1,502,748
Gartner, Inc.
(a)
...................... 5,794 928,141
Global Payments, Inc.
(b)
............... 20,190 4,349,330
International Business Machines Corp. ..... 59,519 7,492,252
Jack Henry & Associates, Inc. ........... 4,932 798,935
Leidos Holdings, Inc. ................. 9,192 966,263
Mastercard , Inc., Class A ............... 58,986 21,054,463
Paychex, Inc. ...................... 21,270 1,981,938
PayPal Holdings, Inc.
(a)
................ 78,265 18,329,663
VeriSign, Inc.
(a)
..................... 6,350 1,374,140
Visa, Inc., Class A ................... 113,265 24,774,453
Western Union Co. (The) .............. 25,704 563,946
116,088,908
Leisure Products — 0.0%
Hasbro, Inc. ....................... 8,195 766,560
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. .............. 20,667 2,448,833
Bio-Rad Laboratories, Inc., Class A
(a)
....... 1,478 861,585
Illumina, Inc.
(a)
...................... 9,752 3,608,240
IQVIA Holdings, Inc.
(a)
................. 12,788 2,291,226
Mettler -Toledo International, Inc.
(a)
........ 1,588 1,809,812
PerkinElmer, Inc. .................... 7,479 1,073,236
Thermo Fisher Scientific, Inc. ............ 26,474 12,331,060
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Waters Corp.
(a)
..................... 4,005 $ 990,917
25,414,909
Machinery — 1.7%
Caterpillar, Inc. ..................... 36,288 6,605,142
Cummins, Inc. ...................... 9,876 2,242,840
Deere & Co. ....................... 20,932 5,631,755
Dover Corp. ....................... 9,328 1,177,660
Flowserve Corp. .................... 8,923 328,812
Fortive Corp. ....................... 22,182 1,570,929
IDEX Corp. ........................ 4,919 979,865
Illinois Tool Works, Inc. ................ 19,017 3,877,186
Ingersoll Rand, Inc.
(a)
................. 25,755 1,173,398
Otis Worldwide Corp. ................. 27,178 1,835,874
PACCAR, Inc. ...................... 23,050 1,988,754
Parker-Hannifin Corp. ................. 8,603 2,343,543
Pentair plc ........................ 11,294 599,598
Snap-on, Inc. ...................... 3,420 585,299
Stanley Black & Decker, Inc. ............ 10,967 1,958,267
Westinghouse Air Brake Technologies Corp. .. 12,412 908,558
Xylem, Inc. ........................ 12,487 1,271,052
35,078,532
Media — 1.3%
Charter Communications, Inc., Class A
(a)
.... 9,746 6,447,466
Comcast Corp., Class A ............... 304,984 15,981,162
Discovery, Inc., Class A
(a)
.............. 11,085 333,548
Discovery, Inc., Class C
(a)
.............. 19,705 516,074
DISH Network Corp., Class A
(a)
.......... 17,118 553,596
Fox Corp., Class A ................... 23,485 683,883
Fox Corp., Class B ................... 8,644 249,639
Interpublic Group of Cos., Inc. (The) ....... 27,056 636,357
News Corp., Class A .................. 26,519 476,546
News Corp., Class B ................. 8,848 157,229
Omnicom Group, Inc. ................. 14,359 895,571
ViacomCBS , Inc. .................... 37,407 1,393,785
28,324,856
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. ............... 97,046 2,525,137
Newmont Corp. ..................... 53,661 3,213,757
Nucor Corp. ....................... 19,086 1,015,185
6,754,079
Multiline Retail — 0.5%
Dollar General Corp. ................. 16,365 3,441,560
Dollar Tree, Inc.
(a)
.................... 15,688 1,694,932
Target Corp. ....................... 33,450 5,904,928
11,041,420
Multi-Utilities — 0.8%
Ameren Corp. ...................... 16,006 1,249,428
CenterPoint Energy, Inc. ............... 37,390 809,120
CMS Energy Corp. ................... 18,379 1,121,303
Consolidated Edison, Inc. .............. 22,966 1,659,753
Dominion Energy, Inc. ................. 54,662 4,110,582
DTE Energy Co. .................... 13,198 1,602,369
NiSource, Inc. ...................... 23,894 548,128
Public Service Enterprise Group, Inc. ...... 33,660 1,962,378
Sempra Energy ..................... 19,353 2,465,766
WEC Energy Group, Inc. ............... 20,996 1,932,262
17,461,089
Oil, Gas & Consumable Fuels — 2.0%
Apache Corp. ...................... 26,379 374,318
Cabot Oil & Gas Corp.
(b)
............... 27,445 446,805
Chevron Corp. ...................... 128,586 10,859,088

2020
BlackRock Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc. ............... 13,112 $ 765,085
ConocoPhillips ..................... 70,952 2,837,370
Devon Energy Corp. .................. 26,367 416,862
Diamondback Energy, Inc. .............. 10,552 510,717
EOG Resources, Inc. ................. 38,541 1,922,040
Exxon Mobil Corp. ................... 282,431 11,641,806
Hess Corp. ........................ 18,699 987,120
HollyFrontier Corp. ................... 10,018 258,965
Kinder Morgan, Inc. .................. 129,232 1,766,601
Marathon Oil Corp. ................... 53,060 353,910
Marathon Petroleum Corp. ............. 43,573 1,802,179
Occidental Petroleum Corp. ............. 55,981 969,031
ONEOK, Inc. ....................... 29,684 1,139,272
Phillips 66 ......................... 28,989 2,027,491
Pioneer Natural Resources Co. .......... 10,847 1,235,365
Valero Energy Corp. .................. 27,149 1,535,819
Williams Cos., Inc. (The) ............... 81,030 1,624,652
43,474,496
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A
(b)
.... 15,132 4,027,987
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co. ............... 150,943 9,362,994
Catalent , Inc.
(a)
..................... 11,001 1,144,874
Eli Lilly & Co.
(b)
..................... 53,034 8,954,261
Johnson & Johnson .................. 175,844 27,674,329
Merck & Co., Inc.
(b)
................... 169,115 13,833,607
Perrigo Co. plc ..................... 9,152 409,277
Pfizer, Inc. ........................ 371,281 13,666,854
Viatris , Inc.
(a)(b)
...................... 79,566 1,491,067
Zoetis, Inc. ........................ 31,926 5,283,753
81,821,016
Professional Services — 0.3%
Equifax, Inc. ....................... 8,055 1,553,326
IHS Markit Ltd. ..................... 24,924 2,238,923
Nielsen Holdings plc .................. 24,420 509,645
Robert Half International, Inc. ............ 7,745 483,908
Verisk Analytics, Inc. .................. 10,843 2,250,898
7,036,700
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
............ 22,407 1,405,367
Road & Rail — 1.0%
CSX Corp. ........................ 51,282 4,653,841
JB Hunt Transport Services, Inc. ......... 5,355 731,761
Kansas City Southern ................. 6,215 1,268,668
Norfolk Southern Corp. ................ 17,027 4,045,785
Old Dominion Freight Line, Inc. .......... 6,578 1,283,894
Union Pacific Corp. .................. 45,012 9,372,399
21,356,348
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.
(a)
.......... 80,139 7,349,548
Analog Devices, Inc. .................. 24,680 3,645,976
Applied Materials, Inc. ................ 61,004 5,264,645
Broadcom, Inc. ..................... 27,019 11,830,269
Intel Corp. ........................ 273,732 13,637,328
KLA Corp. ......................... 10,455 2,706,904
Lam Research Corp. ................. 9,619 4,542,765
Maxim Integrated Products, Inc. .......... 18,251 1,617,951
Microchip Technology, Inc. .............. 17,337 2,394,413
Micron Technology, Inc.
(a)
.............. 74,359 5,590,310
NVIDIA Corp. ...................... 41,347 21,591,403
Qorvo , Inc.
(a)
....................... 7,537 1,253,177
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. ................... 75,547 $ 11,508,830
Skyworks Solutions, Inc. ............... 11,038 1,687,490
Teradyne, Inc. ...................... 10,980 1,316,392
Texas Instruments, Inc. ................ 61,511 10,095,801
Xilinx, Inc. ......................... 16,373 2,321,200
108,354,402
Software — 8.5%
Adobe, Inc.
(a)
....................... 32,043 16,025,345
ANSYS, Inc.
(a)
...................... 5,712 2,078,026
Autodesk, Inc.
(a)
..................... 14,688 4,484,834
Cadence Design Systems, Inc.
(a)
......... 18,662 2,546,057
Citrix Systems, Inc. .................. 8,079 1,051,078
Fortinet, Inc.
(a)
...................... 9,166 1,361,426
Intuit, Inc.
(b)
........................ 17,550 6,666,367
Microsoft Corp. ..................... 505,014 112,325,214
NortonLifeLock , Inc. .................. 37,596 781,245
Oracle Corp. ....................... 126,703 8,196,417
Paycom Software, Inc.
(a)
............... 3,227 1,459,411
salesforce.com, Inc.
(a)
................. 61,119 13,600,811
ServiceNow , Inc.
(a)
................... 13,071 7,194,670
Synopsys, Inc.
(a)
.................... 10,194 2,642,693
Tyler Technologies, Inc.
(a)
.............. 2,751 1,200,866
181,614,460
Specialty Retail — 2.2%
Advance Auto Parts, Inc. ............... 4,404 693,674
AutoZone, Inc.
(a)
.................... 1,536 1,820,836
Best Buy Co., Inc. ................... 15,394 1,536,167
CarMax, Inc.
(a)
...................... 11,263 1,063,903
Gap, Inc. (The) ..................... 14,155 285,789
Home Depot, Inc. (The) ............... 71,913 19,101,531
L Brands, Inc. ...................... 15,604 580,313
Lowe's Cos., Inc. .................... 48,943 7,855,841
O'Reilly Automotive, Inc.
(a)
.............. 4,821 2,181,840
Ross Stores, Inc.
(b)
................... 23,932 2,939,089
Tiffany & Co. ....................... 7,017 922,385
TJX Cos., Inc. (The) .................. 80,198 5,476,721
Tractor Supply Co. ................... 7,989 1,123,094
Ulta Beauty, Inc.
(a)
................... 3,763 1,080,583
46,661,766
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc. ........................ 1,067,519 141,649,096
Hewlett Packard Enterprise Co. .......... 83,500 989,475
HP, Inc. .......................... 91,504 2,250,083
NetApp, Inc. ....................... 14,921 988,367
Seagate Technology plc ............... 15,389 956,580
Western Digital Corp. ................. 20,771 1,150,506
Xerox Holdings Corp. ................. 11,131 258,128
148,242,235
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.
(b)
.................. 23,134 337,294
NIKE, Inc., Class B .................. 83,817 11,857,591
PVH Corp. ........................ 4,733 444,381
Ralph Lauren Corp. .................. 3,279 340,163
Tapestry, Inc. ....................... 19,008 590,769
Under Armour , Inc., Class A
(a)
............ 12,618 216,651
Under Armour , Inc., Class C
(a)
........... 13,493 200,776
VF Corp. ......................... 21,362 1,824,528
15,812,153

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Tobacco — 0.7%
Altria Group, Inc. .................... 124,136 $ 5,089,576
Philip Morris International, Inc. ........... 104,023 8,612,064
13,701,640
Trading Companies & Distributors — 0.2%
Fastenal Co. ....................... 38,348 1,872,533
United Rentals, Inc.
(a)
................. 4,818 1,117,342
WW Grainger, Inc. ................... 2,971 1,213,178
4,203,053
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 12,108 1,858,215
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.
(a)
................... 38,966 5,254,565
Total Common Stocks — 99.0%
(Cost: $839,247,962) .............................. 2,114,705,268
Total Long-Term Investments — 99.0%
(Cost: $839,247,962) .............................. 2,114,705,268
Security
Shares
Shares Value
Short-Term Securities — 1.6%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 20,694,526 $ 20,694,526
SL Liquidity Series, LLC, Money Market Series,
0.17%
(d)
........................ 13,891,502 13,895,670
Total Short-Term Securities — 1.6%
(Cost: $34,590,196) ............................... 34,590,196
Total Investments — 100.6%
(Cost: $873,838,158 ) .............................. 2,149,295,464
Liabilities in Excess of Other Assets — (0.6)% ............. (12,389,888)
Net Assets — 100.0% ............................... $ 2,136,905,576
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 5,870,713 $ 14,823,813 $ — $ — $ — $ 20,694,526 20,694,526 $ 41,307 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 13,804,194 205,660 — (114,184) — 13,895,670 13,891,502 145,556
(b)
—
BlackRock, Inc. ............ 4,473,527 1,342,826 (1,199,611) 774,567 1,445,283 6,836,592 9,475 145,483 —
$ 660,383 $ 1,445,283 $ 41,426,788 $ 332,346 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2020
BlackRock Annual Report To Shareholders
BlackRock S&P 500 Index V.I. Fund
12
Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 123 03/19/21 $ 23,055 $ 286,137
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 286,137 $ — $ — $ — $ 286,137
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the year ended December 31, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 801,414 $ — $ — $ — $ 801,414
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 155,074 — — — 155,074
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 22,119,200

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
13
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 2,114,705,268 $ — $ — $ 2,114,705,268
Short-Term Securities ....................................... 20,694,526 — — 20,694,526
Subtotal ....................................................
$ 2,135,399,794 $ — $ — $ 2,135,399,794
Investments valued at NAV
(a)
...................................... 13,895,670
$ —
Total Investments .............................................. $ 2,149,295,464
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 286,137 $ — $ — $ 286,137
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2020
2020
BlackRock Annual Report To Shareholders
14
See notes to financial statements.
BlackRock S&P
500 Index V.I.
Fund
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $13,821,195) (cost — $836,443,384) .......................................... $ 2,107,868,676
Investments at value — affiliated (cost — $37,394,774) ................................................................................ 41,426,788
Cash ................................................................................................................. 1,830
Cash pledged for futures contracts .............................................................................................. 1,367,000
Receivables: –
Securities lending income — affiliated .......................................................................................... 4,046
Capital shares sold ....................................................................................................... 255,930
Dividends — affiliated ..................................................................................................... 351
Dividends — unaffiliated ................................................................................................... 1,568,895
Variation margin on futures contracts ........................................................................................... 151,280
Prepaid expenses ......................................................................................................... 27,095
Total assets .............................................................................................................
2,152,671,891
LIABILITIES
Collateral on securities loaned at value ........................................................................................... 13,997,024
Payables: –
Capital shares redeemed ................................................................................................... 850,108
Distribution fees ......................................................................................................... 51,022
Investment advisory fees .................................................................................................. 124,128
Directors' and Officer's fees ................................................................................................. 4,774
Other affiliate fees ....................................................................................................... 16,490
Printing and postage fees .................................................................................................. 118,069
Professional fees ........................................................................................................ 163,229
Transfer agent fees ...................................................................................................... 289,275
Other accrued expenses ................................................................................................... 152,196
Total liabilities ............................................................................................................
15,766,315
NET ASSETS ............................................................................................................
$ 2,136,905,576
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 853,305,429
Accumulated earnings ...................................................................................................... 1,283,600,147
NET ASSETS ............................................................................................................
$ 2,136,905,576

Statement of Assets and Liabilities
(continued)
December 31, 2020
15
Financial Statements
See notes to financial statements.
BlackRock S&P
500 Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 1,857,885,375
Shares outstanding .................................................................................................
68,111,010
Net asset value ....................................................................................................
$ 27.28
Shares authorized ..................................................................................................
300 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 9,215,094
Shares outstanding .................................................................................................
341,578
Net asset value ....................................................................................................
$ 26.98
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 269,805,107
Shares outstanding .................................................................................................
9,994,847
Net asset value ....................................................................................................
$ 26.99
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2020
2020
BlackRock Annual Report to Shareholders
16
P;
See notes to financial statements.
BlackRock S&P
500 Index V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 186,790
Dividends — unaffiliated ................................................................................................... 35,692,534
Securities lending income — affiliated — net ..................................................................................... 145,556
Total investment income .....................................................................................................
36,024,880
EXPENSES
Investment advisory ...................................................................................................... 1,338,127
Transfer agent — class specific .............................................................................................. 974,551
Distribution — class specific ................................................................................................ 667,463
Printing and postage ..................................................................................................... 368,850
Accounting services ...................................................................................................... 160,824
Professional ........................................................................................................... 134,834
Custodian ............................................................................................................. 43,135
Transfer agent .......................................................................................................... 19,720
Directors and Officer ..................................................................................................... 19,325
Miscellaneous .......................................................................................................... 29,028
Total expenses ...........................................................................................................
3,755,857
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (8,779)
Transfer agent fees reimbursed — class specific ................................................................................... (213,215)
Total expenses after fees waived and/or reimbursed ..................................................................................
3,533,863
Net investment income ......................................................................................................
32,491,017
REALIZED AND UNREALIZED GAIN $ 296,776,074
Net realized gain from: $ –
Investments — affiliated ................................................................................................. 660,383
Investments — unaffiliated ............................................................................................... 141,512,664
Futures contracts ...................................................................................................... 801,414
A
142,974,461
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. 1,445,283
Investments — unaffiliated ............................................................................................... 152,201,256
Futures contracts ...................................................................................................... 155,074
A
153,801,613
Net realized and unrealized gain ...............................................................................................
296,776,074
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 329,267,091

Statements of Changes in Net Assets
17
Financial Statements
See notes to financial statements.
BlackRock S&P 500 Index V.I. Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 32,491,017 $ 35,672,041
Net realized gain .................................................................................. 142,974,461 116,347,335
Net change in unrealized appreciation (depreciation) .......................................................... 153,801,613 364,246,647
Net increase in net assets resulting from operations .............................................................
329,267,091 516,266,023
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (137,187,142) (125,146,552)
  Class II ....................................................................................... (661,108) (560,971)
  Class III ....................................................................................... (19,843,841) (22,916,318)
Decrease in net assets resulting from distributions to shareholders ...................................................
(157,692,091) (148,623,841)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(51,063,425) (87,585,794)
NET ASSETS
Total increase in net assets ............................................................................. 120,511,575 280,056,388
Beginning of year .................................................................................... 2,016,394,001 1,736,337,613
End of year ........................................................................................
$ 2,136,905,576 $ 2,016,394,001
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
18
BlackRock S&P 500 Index V.I. Fund
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 24.94 $ 20.50 $ 22.82 $ 19.90 $ 19.08
Net investment income
(a)
.....................................
0.43 0.45 0.44 0.37 0.37
Net realized and unrealized gain (loss) ...........................
4.05 5.94 (1.51) 3.91 1.85
Net increase (decrease) from investment operations ....................
4.48 6.39 (1.07) 4.28 2.22
Distributions
(b)
– – – – –
From net investment income ..................................
(0.46) (0.54) (0.25) (0.39) (0.38)
From net realized gain .......................................
(1.68) (1.41) (1.00) (0.97) (1.02)
Total distributions ...........................................
(2.14) (1.95) (1.25) (1.36) (1.40)
Net asset value, end of year ...................................
$ 27.28 $ 24.94 $ 20.50 $ 22.82 $ 19.90
Total Return
(c)
18.24% 31.34% (4.61)% 21.50% —
Based on net asset value ......................................
18.24% 31.34% (4.61)% 21.50% 11.60%
Ratios to Average Net Assets
Total expenses .............................................
0.16% 0.15% 0.19%
(d)
0.46% 0.46%
Total expenses after fees waived and/or reimbursed ....................
0.15% 0.14% 0.16%
(d)
0.30% 0.31%
Net investment income .......................................
1.73% 1.90% 1.88% 1.68% 1.87%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,857,885 $ 1,709,703 $ 1,412,400 $ 216,251 $ 195,261
Portfolio turnover rate ........................................
4% 3% 5% 3% 4%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.18%
and 0.15%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock S&P 500 Index V.I. Fund
Class II
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 24.70 $ 20.32 $ 22.63 $ 19.75 $ 18.94
Net investment income
(a)
.....................................
0.39 0.41 0.38 0.34 0.33
Net realized and unrealized gain (loss) ...........................
3.99 5.89 (1.47) 3.87 1.85
Net increase (decrease) from investment operations ....................
4.38 6.30 (1.09) 4.21 2.18
Distributions
(b)
– – – – –
From net investment income ..................................
(0.42) (0.51) (0.22) (0.36) (0.35)
From net realized gain .......................................
(1.68) (1.41) (1.00) (0.97) (1.02)
Total distributions ...........................................
(2.10) (1.92) (1.22) (1.33) (1.37)
Net asset value, end of year ...................................
$ 26.98 $ 24.70 $ 20.32 $ 22.63 $ 19.75
Total Return
(c)
18.03% 31.17% (4.74)% 21.31% —
Based on net asset value ......................................
18.03% 31.17% (4.74)% 21.31% 11.47%
Ratios to Average Net Assets
Total expenses .............................................
0.31% 0.31% 0.40%
(d)
0.60% 0.62%
Total expenses after fees waived and/or reimbursed ....................
0.30% 0.30% 0.33%
(d)
0.45% 0.46%
Net investment income .......................................
1.60% 1.74% 1.64% 1.54% 1.71%
Supplemental Data
Net assets, end of year (000) ....................................
$ 9,215 $ 7,979 $ 4,485 $ 3,340 $ 2,298
Portfolio turnover rate ........................................
4% 3% 5% 3% 4%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39%
and 0.33%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
20
BlackRock S&P 500 Index V.I. Fund
Class III
Year Ended December 31, Period from
02/14/18
(a)
to 12/31/18 2020 2019
Net asset value, beginning of period ...........................................................
$ 24.70 $ 20.32 $ 22.88
Net investment income
(b)
...................................................................
0.36 0.39 0.34
Net realized and unrealized gain (loss) .........................................................
4.00 5.87 (1.69)
Net increase (decrease) from investment operations ..................................................
4.36 6.26 (1.35)
Distributions
(c)
– – –
From net investment income ................................................................
(0.39) (0.47) (0.21)
From net realized gain .....................................................................
(1.68) (1.41) (1.00)
Total distributions .........................................................................
(2.07) (1.88) (1.21)
Net asset value, end of period ................................................................
$ 26.99 $ 24.70 $ 20.32
Total Return
(d)
17.92% 30.97% (5.82)%
Based on net asset value ....................................................................
17.92% 30.97% (5.82)%
(e)
Ratios to Average Net Assets
Total expenses ...........................................................................
0.41% 0.44% 0.38%
(f)(g)
Total expenses after fees waived and/or reimbursed ..................................................
0.40% 0.40% 0.36%
(f)(g)
Net investment income .....................................................................
1.49% 1.65% 1.64%
(f)
Supplemental Data
Net assets, end of period (000) ................................................................
$ 269,805 $ 298,712 $ 319,453
Portfolio turnover rate ......................................................................
4% 3% 5%
(h)
(a)
Recommencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.37%
and 0.35%, respectively.
(h)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
21
Notes to Financial Statements
ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock S&P 500
Index V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment,

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
22
or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.07% of the average daily value of the Fund’s net assets.
For the year ended December 31, 2020, the Fund reimbursed the Manager $21,865 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
(b)
Barclays Capital, Inc. ................................................... $ 340,558 $ (340,558) $ —
Citigroup Global Markets, Inc. ............................................. 3,952,986 (3,949,124) 3,862
Credit Suisse Securities (USA) LLC ......................................... 2,508,852 (2,508,852) —
Deutsche Bank Securities, Inc. ............................................. 172,336 (170,311) 2,025
JP Morgan Securities LLC ................................................ 5,553,147 (5,553,147) —
National Financial Services LLC ............................................ 983,679 (983,679) —
State Street Bank & Trust Co. ............................................. 309,637 (309,637) —
$ 13,821,195 $ (13,815,308) $ 5,887
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of December 31, 2020. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
24
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2020, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2020 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the director s  who are not "interested persons" of the Company , as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2020, the amount waived was $8,779.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed – class specific in the Statement of Operations. For the year ended December 31, 2020, class specific expense reimbursements were as follows:
Distribution
Fees
Class II ......................................................................................................... $ 11,484
Class III ......................................................................................................... 655,979
$ 667,463
Class I .......................................................................................................... $ 843,485
Class II ......................................................................................................... 3,862
Class III ......................................................................................................... 127,204
$ 974,551
Class I ................................................................................................................
0.05%
Class II ...............................................................................................................
0.05
Class III ...............................................................................................................
0.05
Transfer Agent Fees
Reimbursed
Class I .......................................................................................................... $ 25 , 695
Class II ......................................................................................................... 1 0 7
Class III ......................................................................................................... 1 , 2 6 7
$ 27 , 069

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, the Manager waived and/or reimbursed $186,146 which is included in transfer agent fees reimbursed — class specific in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2020, the Fund paid BIM $43,548 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program .
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2020, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, excluding short-term investments, were $72,430,732 and $273,063,782, respectively.
Class I ............................................................................................................. 0.15%
Class II ............................................................................................................ 0.30
Class III ............................................................................................................ 0.40
Purchases ............................................................................................................... $ 34,342,468
Sales ................................................................................................................... 19,629,760
Net Realized Gain .......................................................................................................... 4,600,583

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
26
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized (losses) gains was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the classification of investments.
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by The Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 33,656,902 $ 41,329,910
Long-term capital gains ........................................................................................ 124,035,189 107,293,931
$ 157,692,091 $ 148,623,841
Undistributed ordinary income ............................................................................................. $ 873,855
Undistributed long-term capital gains ......................................................................................... 38,502,146
Net unrealized gains (losses)
(a)
............................................................................................ 1,244,224,146
$ 1,283,600,147
Tax cost ........................................................................................................... $ 905,082,551
Gross unrealized appreciation ............................................................................................ $ 1,289,510,950
Gross unrealized depreciation ............................................................................................ (45,298,037)
Net unrealized appreciation (depreciation) .................................................................................... $ 1,244,212,913

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
28
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2020, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 437 Class III Shares of the Fund.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
2,248,347 $ 53,578,258 1,571,214 $ 37,804,049
Shares issued in reinvestment of distributions ........................
5,144,584 137,187,142 5,083,222 125,146,552
Shares redeemed .........................................
(7,827,472) (192,065,813) (7,000,707) (166,873,004)
Net decrease ..............................................
(434,541) $ (1,300,413) (346,271) $ (3,922,403)
Class II
Shares sold .............................................
106,158 $ 2,515,464 120,266 $ 2,879,041
Shares issued in reinvestment of distributions ........................
25,041 661,108 23,010 560,971
Shares redeemed .........................................
(112,724) (2,669,268) (40,875) (974,894)
Net increase ...............................................
18,475 $ 507,304 102,401 $ 2,465,118
Class III
Shares sold .............................................
1,099,343 $ 24,867,644 623,581 $ 14,636,589
Shares issued in reinvestment of distributions ........................
752,853 19,842,938 939,775 22,915,074
Shares redeemed .........................................
(3,948,658) (94,980,898) (5,195,235) (123,680,172)
Net decrease ..............................................
(2,096,462) $ (50,270,316) (3,631,879) $ (86,128,509)
Total Net Decrease
(2,512,527) $ (51,063,425) (3,875,749) $ (87,585,794)

Report of Independent Registered Public Accounting Firm
29
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock S&P 500 Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock S&P 500 Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2020
BlackRock Annual Report To Shareholders
30
Portfolio Abbreviations
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Small Cap Index V.I. Fund

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report To Shareholders
2
BlackRock Small Cap Index V.I. Fund
Investment Objective
BlackRock Small Cap Index V.I. Fund’s (the “Fund”) investment objective is to seek to match the performance of the Russell 2000
®
Index (the “Russell 2000” or the
“Underlying Index”) as closely as possible before the deduction of Fund expenses.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund’s Class I Shares returned 19.84%. The Russell 2000
®
Index returned 19.96% for the same period. The Russell
2000
®
Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Describe the market environment.
Fears of the coronavirus outbreak in the first quarter of 2020 and its economic toll continued to drive unprecedented levels of financial market volatility. The Chicago Board
Options Exchange Volatility Index, which measures near-term stock market volatility, surged to its highest level since the financial crisis, and the S&P 500
®
experienced its
quickest bear market contraction on record. Economic activity fell to a standstill with the Purchasing Managers Index (an index of the prevailing direction of economic trends in the manufacturing and service sectors) across the globe registering its lowest levels on record and jobless claims surged. In late March, the United States saw a record number of initial unemployment claims as 3.3 million people filed for unemployment benefits while the consensus estimate was 1.4 million.
On the policy front, global governments in the second quarter of 2020 unleashed large stimulus packages to combat the shock on the economy. The United States passed several fiscal stimulus measures, including a $2 trillion relief bill to send money directly to Americans. Separately, monetary policy moved toward accommodation as the Fed cut the policy rate to 0% and pledged to buy as much government-backed debt as needed to bolster the markets for housing and Treasury bonds. Furthermore, the Fed announced it would buy corporate bonds, including the riskiest investment-grade debt, for the first time in its history. U.S. stocks outperformed other regions in the second quarter, with a sharper recovery from the troughs of late March. This was largely supported by the historic policy response. The United States was able to deliver coordinated fiscal and monetary support sufficient to offset the estimated initial shock from the coronavirus pandemic and spillovers to the full economy. Toward the end of the second quarter, U.S. government measures to contain the coronavirus was gradually lifted in many states, boosting activity and employment.
In the third quarter of 2020, U.S. stocks continued their recovery over July and August and maintained recording all-time highs until early September when valuation concerns created market volatility and led to a market sell off. COVID-19 continued to be center stage over the third quarter but the ease of some restrictions, coupled with a drop in the number of new cases in the United States and the Fed’s accommodative policies, supported the U.S. market recovery over the third quarter despite the spikes in volatility and the market sell off that dampened the recovery momentum.
U.S. markets reacted positively to the U.S. presidential election results following a poor start to the fourth quarter of 2020. The victory of Joe Biden came as an indicator of more stable internal and external policies. The fear of rising COVID-19 cases in the United States was offset by positive vaccine news and an announcement of a $900 billion stimulus in late December, which supported the market’s positive performance. Sectors that were severely impacted by the coronavirus pandemic, such as energy and financials, recovered following the positive vaccine news in November, prompting these two sectors to recoup some of the losses incurred earlier in 2020.
Describe recent portfolio activity.
During the 12-month period, as changes were made to the composition of the Russell 2000
®
Index, the Fund purchased and sold securities to maintain its objective of matching the risks and return of the benchmark index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)
3
Fund Summary
BlackRock Small Cap Index V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
Under normal circumstances, the Fund will invest at least 90% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the “Predecessor
Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the
Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
(c)
An unmanaged index that is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
................................................................ 37.82% 19.84% 13.07% 10.87%
Russell 2000
®
Index ......................................................... 37.85 19.96 13.26 11.20
(a)
For a portion of the period, the Fund's investment adviser waived a portion of its fee. Without such waiver, the Fund's performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Predecessor Fund, a series of State Farm Variable Product Trust, through the
Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the
Predecessor F und upon completion of the Reorganization.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report To Shareholders
4
BlackRock Small Cap Index V.I. Fund
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Health Care ..................................... 21%
Financials ....................................... 16
Industrials ....................................... 15
Information Technology .............................. 14
Consumer Discretionary ............................. 13
Real Estate ...................................... 6
Materials ....................................... 4
Consumer Staples ................................. 3
Utilities ......................................... 3
Communication Services ............................. 2
Energy ......................................... 2
Short-Term Securities ............................... 9
Liabilities in Excess of Other Assets ..................... (8)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,378.20 $ 1.32 $ 1,000.00 $ 1,024.03 $ 1.12 0.22%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2020
BlackRock Annual Report To Shareholders
BlackRock Small Cap Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Shares
Shares Value
Common Stocks — 98.7%
Aerospace & Defense — 0.9%
AAR Corp. ........................ 4,185 $ 151,581
Aerojet Rocketdyne Holdings, Inc.
(a)
....... 9,069 479,297
AeroVironment, Inc.
(a)
................. 2,789 242,364
Astronics Corp.
(a)
.................... 3,269 43,249
Cubic Corp.
(b)
...................... 4,100 254,364
Ducommun, Inc.
(a)
................... 1,464 78,617
Kaman Corp. ...................... 3,506 200,298
Kratos Defense & Security Solutions, Inc.
(a)
.. 15,678 430,047
Maxar Technologies, Inc. ............... 7,865 303,510
Moog, Inc., Class A .................. 3,809 302,054
National Presto Industries, Inc. ........... 689 60,928
PAE, Inc.
(a)
........................ 7,997 73,412
Park Aerospace Corp. ................. 2,399 32,171
Parsons Corp.
(a)
..................... 2,994 109,011
Triumph Group, Inc. .................. 6,744 84,705
Vectrus, Inc.
(a)
...................... 1,529 76,022
2,921,630
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)
....... 7,575 237,401
Atlas Air Worldwide Holdings, Inc.
(a)
....... 3,330 181,618
Echo Global Logistics, Inc.
(a)
............ 3,520 94,406
Forward Air Corp. ................... 3,395 260,872
Hub Group, Inc., Class A
(a)
.............. 4,272 243,504
Radiant Logistics, Inc.
(a)
............... 5,513 31,975
1,049,776
Airlines — 0.3%
Allegiant Travel Co. .................. 1,656 313,381
Hawaiian Holdings, Inc. ............... 5,828 103,156
Mesa Air Group, Inc.
(a)
................ 3,911 26,165
SkyWest, Inc. ...................... 6,303 254,074
Spirit Airlines, Inc.
(a)
.................. 12,434 304,011
1,000,787
Auto Components — 1.4%
Adient plc
(a)
........................ 11,383 395,787
American Axle & Manufacturing Holdings, Inc.
(a)
14,275 119,053
Cooper Tire & Rubber Co. .............. 6,545 265,072
Cooper-Standard Holdings, Inc.
(a)
......... 2,270 78,701
Dana, Inc. ......................... 18,625 363,560
Dorman Products, Inc.
(a)
............... 3,369 292,497
Fox Factory Holding Corp.
(a)
............. 5,271 557,197
Gentherm, Inc.
(a)
.................... 4,053 264,337
Goodyear Tire & Rubber Co. (The) ........ 29,946 326,711
LCI Industries ...................... 3,124 405,120
Modine Manufacturing Co.
(a)
............ 6,092 76,516
Motorcar Parts of America, Inc.
(a)
......... 2,527 49,580
Patrick Industries, Inc. ................ 2,922 199,719
Standard Motor Products, Inc. ........... 2,664 107,785
Stoneridge, Inc.
(a)
.................... 3,476 105,079
Tenneco, Inc., Class A
(a)
............... 6,755 71,603
Visteon Corp.
(a)
..................... 3,523 442,207
Workhorse Group, Inc.
(a)(b)
.............. 12,261 242,523
XPEL, Inc.
(a)
....................... 2,154 111,060
4,474,107
Automobiles — 0.1%
Winnebago Industries, Inc. ............. 4,045 242,457
Banks — 7.6%
1st Constitution Bancorp ............... 1,123 17,822
1st Source Corp. .................... 2,229 89,829
ACNB Corp. ....................... 1,165 29,125
Allegiance Bancshares, Inc. ............. 2,392 81,639
Altabancorp ....................... 2,152 60,084
Security
Shares
Shares Value
Banks (continued)
Amalgamated Bank, Class A ............ 1,859 $ 25,543
Amerant Bancorp, Inc.
(a)
............... 3,010 45,752
American National Bankshares, Inc. ....... 1,431 37,507
Ameris Bancorp ..................... 8,417 320,435
Ames National Corp.
(b)
................ 1,235 29,665
Arrow Financial Corp. ................. 1,719 51,415
Atlantic Capital Bancshares, Inc.
(a)
........ 2,850 45,372
Atlantic Union Bankshares Corp. ......... 9,956 327,951
Auburn National BanCorp, Inc. ........... 297 12,382
Banc of California, Inc. ................ 6,043 88,893
BancFirst Corp.
(b)
.................... 2,187 128,377
Bancorp, Inc. (The)
(a)
................. 6,370 86,950
BancorpSouth Bank
(b)
................. 12,696 348,378
Bank First Corp. .................... 821 53,217
Bank of Commerce Holdings ............ 2,460 24,354
Bank of Marin Bancorp ................ 1,806 62,018
Bank of NT Butterfield & Son Ltd. (The) ..... 6,624 206,404
Bank of Princeton (The) ............... 734 17,183
Bank7 Corp. ....................... 476 6,759
BankFinancial Corp. .................. 1,966 17,261
BankUnited, Inc. .................... 11,894 413,673
Bankwell Financial Group, Inc. ........... 917 17,927
Banner Corp. ...................... 4,489 209,143
Bar Harbor Bankshares ............... 2,025 45,745
BayCom Corp.
(a)
.................... 1,448 21,966
BCB Bancorp, Inc. ................... 1,943 21,509
Berkshire Hills Bancorp, Inc. ............ 5,472 93,681
Boston Private Financial Holdings, Inc. ..... 11,065 93,499
Bridge Bancorp, Inc. .................. 2,336 56,484
Brookline Bancorp, Inc. ................ 10,494 126,348
Bryn Mawr Bank Corp. ................ 2,648 81,016
Business First Bancshares, Inc. .......... 2,380 48,457
Byline Bancorp, Inc. .................. 3,297 50,939
C&F Financial Corp. .................. 476 17,664
Cadence BanCorp ................... 15,404 252,934
California Bancorp, Inc.
(a)
.............. 854 13,288
Cambridge Bancorp .................. 824 57,474
Camden National Corp. ............... 2,044 73,134
Capital Bancorp, Inc.
(a)
................ 1,075 14,975
Capital City Bank Group, Inc. ............ 1,796 44,146
Capstar Financial Holdings, Inc. .......... 1,928 28,438
Carter Bankshares, Inc. ............... 3,017 32,342
Cathay General Bancorp ............... 9,655 310,794
CB Financial Services, Inc. ............. 531 10,625
CBTX, Inc. ........................ 2,475 63,137
Central Pacific Financial Corp. ........... 3,650 69,386
Central Valley Community Bancorp ........ 1,626 24,211
Century Bancorp, Inc., Class A ........... 369 28,546
Chemung Financial Corp. .............. 478 16,228
ChoiceOne Financial Services, Inc. ........ 866 26,681
CIT Group, Inc.
(b)
.................... 12,727 456,899
Citizens & Northern Corp. .............. 1,785 35,414
Citizens Holding Co. .................. 526 11,020
City Holding Co. .................... 1,997 138,891
Civista Bancshares, Inc. ............... 2,041 35,779
CNB Financial Corp. .................. 2,069 44,049
Coastal Financial Corp.
(a)
.............. 1,119 23,499
Codorus Valley Bancorp, Inc. ............ 1,282 21,743
Colony Bankcorp, Inc. ................ 918 13,449
Columbia Banking System, Inc. .......... 9,241 331,752
Community Bank System, Inc. ........... 6,757 421,029
Community Bankers Trust Corp. .......... 2,934 19,804
Community Financial Corp. (The) ......... 631 16,709
Community Trust Bancorp, Inc. .......... 2,133 79,028
ConnectOne Bancorp, Inc. ............. 4,016 79,477

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Banks (continued)
County Bancorp, Inc. ................. 532 $ 11,747
CrossFirst Bankshares, Inc.
(a)(b)
.......... 6,338 68,133
Customers Bancorp, Inc.
(a)
.............. 3,896 70,829
CVB Financial Corp.
(b)
................. 16,784 327,288
Dime Community Bancshares, Inc. ........ 3,448 54,375
Eagle Bancorp Montana, Inc. ............ 568 12,053
Eagle Bancorp, Inc. .................. 4,196 173,295
Eastern Bankshares, Inc.
(a)
............. 20,803 339,297
Enterprise Bancorp, Inc. ............... 1,148 29,331
Enterprise Financial Services Corp. ....... 2,848 99,538
Equity Bancshares, Inc., Class A
(a)
........ 2,044 44,130
Esquire Financial Holdings, Inc.
(a)
......... 828 15,889
Evans Bancorp, Inc. .................. 678 18,672
Farmers & Merchants Bancorp, Inc. ....... 1,355 31,165
Farmers National Banc Corp. ............ 3,365 44,654
FB Financial Corp. ................... 3,956 137,392
Fidelity D&D Bancorp, Inc.
(b)
............ 528 33,982
Financial Institutions, Inc. .............. 1,844 41,490
First Bancorp ...................... 3,236 109,474
First BanCorp ...................... 27,587 254,352
First Bancorp, Inc. (The) ............... 1,388 35,255
First Bancshares, Inc. (The) ............. 2,726 84,179
First Bank ......................... 2,179 20,439
First Busey Corp. .................... 6,743 145,312
First Business Financial Services, Inc. ...... 1,115 20,527
First Capital, Inc. .................... 423 25,617
First Choice Bancorp ................. 1,540 28,475
First Commonwealth Financial Corp. ....... 9,378 102,595
First Community Bankshares, Inc. ........ 2,334 50,368
First Community Corp. ................ 721 12,250
First Financial Bancorp ................ 12,566 220,282
First Financial Bankshares, Inc. .......... 16,493 596,634
First Financial Corp. .................. 1,758 68,298
First Foundation, Inc. ................. 5,211 104,220
First Guaranty Bancshares, Inc. .......... 738 13,114
First Internet Bancorp ................. 1,295 37,218
First Interstate BancSystem, Inc., Class A ... 4,965 202,423
First Merchants Corp. ................. 6,257 234,074
First Mid Bancshares, Inc. .............. 1,948 65,570
First Midwest Bancorp, Inc. ............. 14,651 233,244
First Northwest Bancorp ............... 1,103 17,207
First of Long Island Corp. (The) .......... 3,134 55,942
First Savings Financial Group, Inc. ........ 220 14,300
First United Corp. ................... 779 12,074
First Western Financial, Inc.
(a)
........... 637 12,466
Flushing Financial Corp. ............... 3,220 53,581
FNCB Bancorp, Inc. .................. 2,251 14,406
Franklin Financial Services Corp. ......... 541 14,623
Fulton Financial Corp. ................. 20,544 261,320
FVCBankcorp, Inc.
(a)
.................. 1,570 23,079
German American Bancorp, Inc. .......... 3,281 108,568
Glacier Bancorp, Inc.
(b)
................ 12,185 560,632
Great Southern Bancorp, Inc. ............ 1,527 74,670
Great Western Bancorp, Inc. ............ 6,565 137,208
Guaranty Bancshares, Inc. ............. 722 21,624
Hancock Whitney Corp. ............... 10,997 374,118
Hanmi Financial Corp. ................ 4,133 46,868
HarborOne Bancorp, Inc.
(b)
............. 6,008 65,247
Hawthorn Bancshares, Inc.
(b)
............ 750 16,425
HBT Financial, Inc. ................... 1,397 21,165
Heartland Financial USA, Inc. ........... 4,338 175,125
Heritage Commerce Corp. .............. 8,009 71,040
Heritage Financial Corp. ............... 4,855 113,558
Hilltop Holdings, Inc. .................. 9,284 255,403
Home BancShares, Inc.
(b)
.............. 19,747 384,672
Security
Shares
Shares Value
Banks (continued)
HomeTrust Bancshares, Inc. ............ 2,143 $ 41,381
Hope Bancorp, Inc. .................. 14,042 153,198
Horizon Bancorp, Inc. ................. 5,754 91,258
Howard Bancorp, Inc.
(a)
................ 1,869 22,073
Independent Bank Corp. ............... 6,737 355,973
Independent Bank Group, Inc. ........... 4,805 300,409
International Bancshares Corp. .......... 6,851 256,501
Investar Holding Corp. ................ 1,325 21,915
Investors Bancorp, Inc.
(b)
............... 29,705 313,685
Lakeland Bancorp, Inc. ................ 5,504 69,901
Lakeland Financial Corp. ............... 3,131 167,759
Landmark Bancorp, Inc. ............... 399 9,117
LCNB Corp. ....................... 1,678 24,650
Level One Bancorp, Inc. ............... 774 15,658
Limestone Bancorp, Inc.
(a)
.............. 577 7,247
Live Oak Bancshares, Inc. .............. 3,727 176,883
Macatawa Bank Corp. ................ 3,277 27,428
Mackinac Financial Corp. .............. 1,132 14,444
MainStreet Bancshares, Inc.
(a)
........... 915 15,473
Mercantile Bank Corp. ................ 2,155 58,551
Meridian Corp. ..................... 551 11,461
Metrocity Bankshares, Inc. ............. 2,420 34,896
Metropolitan Bank Holding Corp.
(a)
........ 951 34,493
Mid Penn Bancorp, Inc. ................ 927 20,301
Middlefield Banc Corp.
(b)
............... 717 16,132
Midland States Bancorp, Inc. ............ 2,446 43,710
MidWestOne Financial Group, Inc. ........ 1,929 47,260
MVB Financial Corp. ................. 1,269 28,781
National Bank Holdings Corp., Class A ..... 3,858 126,388
National Bankshares, Inc. .............. 887 27,772
NBT Bancorp, Inc. ................... 5,401 173,372
Nicolet Bankshares, Inc.
(a)
.............. 1,245 82,606
Northeast Bank ..................... 860 19,367
Northrim BanCorp, Inc. ................ 927 31,472
Norwood Financial Corp. ............... 821 21,486
Oak Valley Bancorp .................. 869 14,443
OceanFirst Financial Corp. ............. 7,830 145,873
OFG Bancorp ...................... 5,764 106,865
Ohio Valley Banc Corp. ................ 517 12,201
Old National Bancorp ................. 21,196 351,006
Old Second Bancorp, Inc. .............. 3,856 38,946
Origin Bancorp, Inc. .................. 2,812 78,089
Orrstown Financial Services, Inc. ......... 1,383 22,889
Pacific Premier Bancorp, Inc. ............ 10,284 322,198
Park National Corp. .................. 1,862 195,529
Parke Bancorp, Inc. .................. 1,531 23,884
Partners Bancorp
(b)
.................. 828 5,382
PCB Bancorp ...................... 1,660 16,783
Peapack-Gladstone Financial Corp. ....... 2,527 57,515
Penns Woods Bancorp, Inc.
(b)
........... 859 22,343
Peoples Bancorp of North Carolina, Inc. .... 599 13,789
Peoples Bancorp, Inc.
(b)
............... 2,566 69,513
Peoples Financial Services Corp. ......... 912 33,525
Plumas Bancorp
(b)
................... 557 13,089
Preferred Bank ..................... 1,661 83,831
Premier Financial Bancorp, Inc. .......... 1,798 23,895
Professional Holding Corp., Class A
(a)
...... 1,273 19,642
QCR Holdings, Inc. .................. 2,000 79,180
RBB Bancorp ...................... 2,205 33,913
Red River Bancshares, Inc. ............. 654 32,406
Reliant Bancorp, Inc. ................. 2,049 38,152
Renasant Corp. ..................... 6,498 218,853
Republic Bancorp, Inc., Class A .......... 1,275 45,989
Republic First Bancorp, Inc.
(a)
............ 5,329 15,188
Richmond Mutual BanCorp, Inc. .......... 1,765 24,110

2020
BlackRock Annual Report To Shareholders
BlackRock Small Cap Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Banks (continued)
S&T Bancorp, Inc.
(b)
.................. 4,105 $ 101,968
Salisbury Bancorp, Inc. ................ 317 11,815
Sandy Spring Bancorp, Inc.
(b)
............ 6,122 197,067
SB Financial Group, Inc. ............... 817 14,935
Seacoast Banking Corp. of Florida
(a)
....... 6,044 177,996
Select Bancorp, Inc.
(a)
................. 2,076 19,660
ServisFirst Bancshares, Inc. ............ 6,342 255,519
Shore Bancshares, Inc. ................ 1,707 24,922
Sierra Bancorp ..................... 1,873 44,802
Silvergate Capital Corp., Class A
(a)
........ 2,032 150,998
Simmons First National Corp., Class A ..... 13,649 294,682
SmartFinancial, Inc. .................. 1,683 30,530
South Plains Financial, Inc. ............. 1,349 25,564
South State Corp.
(b)
.................. 8,941 646,434
Southern First Bancshares, Inc.
(a)
......... 986 34,855
Southern National Bancorp of Virginia, Inc. ... 2,595 31,425
Southside Bancshares, Inc. ............. 3,995 123,965
Spirit of Texas Bancshares, Inc. .......... 1,910 32,088
Stock Yards Bancorp, Inc. .............. 2,613 105,774
Summit Financial Group, Inc. ............ 1,524 33,650
Texas Capital Bancshares, Inc.
(a)
......... 6,508 387,226
Tompkins Financial Corp. .............. 1,652 116,631
Towne Bank ....................... 8,226 193,146
TriCo Bancshares ................... 3,284 115,860
TriState Capital Holdings, Inc.
(a)
.......... 3,730 64,902
Triumph Bancorp, Inc.
(a)
............... 2,903 140,941
Trustmark Corp. .................... 8,088 220,883
UMB Financial Corp. ................. 5,655 390,138
United Bankshares, Inc.
(b)
.............. 15,649 507,028
United Community Banks, Inc. ........... 9,902 281,613
United Security Bancshares ............. 2,059 14,516
Unity Bancorp, Inc. ................... 966 16,953
Univest Financial Corp. ................ 3,985 82,011
Valley National Bancorp ............... 51,237 499,561
Veritex Holdings, Inc. ................. 6,047 155,166
Washington Trust Bancorp, Inc. .......... 2,201 98,605
WesBanco, Inc. ..................... 8,323 249,357
West BanCorp, Inc. .................. 2,109 40,704
Westamerica BanCorp ................ 3,375 186,604
24,572,264
Beverages — 0.3%
Celsius Holdings, Inc.
(a)
................ 4,589 230,873
Coca-Cola Consolidated, Inc. ............ 602 160,294
MGP Ingredients, Inc. ................. 1,756 82,637
National Beverage Corp. ............... 1,498 127,180
NewAge, Inc.
(a)
..................... 12,030 31,639
Primo Water Corp.
(b)
.................. 20,276 317,928
950,551
Biotechnology — 11.1%
(a)
89bio, Inc. ........................ 838 20,422
Abeona Therapeutics, Inc. .............. 8,145 12,788
ADMA Biologics, Inc.
(b)
................ 8,758 17,078
Adverum Biotechnologies, Inc. ........... 11,198 121,386
Aeglea BioTherapeutics, Inc. ............ 5,672 44,639
Affimed NV ........................ 10,323 60,080
Agenus, Inc. ....................... 20,268 64,452
Akebia Therapeutics, Inc. .............. 17,574 49,207
Akero Therapeutics, Inc. ............... 1,744 44,995
Akouos, Inc. ....................... 1,873 37,142
Albireo Pharma, Inc. .................. 2,142 80,346
Alector, Inc. ....................... 6,245 94,487
Aligos Therapeutics, Inc. ............... 1,234 34,120
Allakos, Inc. ....................... 3,357 469,980
Allogene Therapeutics, Inc. ............. 6,997 176,604
Security
Shares
Shares Value
Biotechnology (continued)
Allovir, Inc. ........................ 2,280 $ 87,643
ALX Oncology Holdings, Inc. ............ 1,239 106,802
Amicus Therapeutics, Inc. .............. 32,977 761,439
AnaptysBio, Inc. .................... 2,946 63,339
Anavex Life Sciences Corp. ............. 7,223 39,004
Anika Therapeutics, Inc. ............... 1,903 86,130
Annexon, Inc. ...................... 1,907 47,732
Apellis Pharmaceuticals, Inc. ............ 7,803 446,332
Applied Genetic Technologies Corp. ....... 3,184 13,023
Applied Molecular Transport, Inc.
(b)
........ 1,608 49,478
Applied Therapeutics, Inc. .............. 1,799 39,596
Aprea Therapeutics, Inc. ............... 969 4,767
Aptinyx, Inc. ....................... 3,192 11,044
Aravive, Inc.
(b)
...................... 1,621 9,142
Arcturus Therapeutics Holdings, Inc. ....... 2,820 122,332
Arcus Biosciences, Inc. ................ 5,441 141,248
Arcutis Biotherapeutics, Inc. ............ 2,645 74,404
Ardelyx, Inc. ....................... 9,806 63,445
Arena Pharmaceuticals, Inc. ............ 7,509 576,916
Arrowhead Pharmaceuticals, Inc. ......... 12,862 986,901
Assembly Biosciences, Inc. ............. 4,131 24,993
Atara Biotherapeutics, Inc. .............. 9,775 191,883
Athenex, Inc. ....................... 8,835 97,715
Athersys, Inc.
(b)
..................... 23,206 40,610
Atreca, Inc., Class A .................. 3,565 57,575
AVEO Pharmaceuticals, Inc. ............ 3,029 17,477
Avid Bioservices, Inc. ................. 7,570 87,358
Avidity Biosciences, Inc. ............... 2,163 55,200
Avrobio, Inc.
(b)
...................... 4,197 58,506
Axcella Health, Inc. .................. 1,539 7,987
Beam Therapeutics, Inc. ............... 5,119 417,915
Beyondspring, Inc. ................... 1,753 21,387
BioCryst Pharmaceuticals, Inc.
(b)
.......... 22,709 169,182
Biohaven Pharmaceutical Holding Co. Ltd. ... 6,132 525,574
Bioxcel Therapeutics, Inc. .............. 1,631 75,352
Black Diamond Therapeutics, Inc. ......... 2,325 74,516
Blueprint Medicines Corp. .............. 7,094 795,592
BrainStorm Cell Therapeutics, Inc. ........ 3,565 16,132
Bridgebio Pharma, Inc. ................ 9,300 661,323
C4 Therapeutics, Inc. ................. 1,318 43,665
Cabaletta Bio, Inc. ................... 1,654 20,642
Calithera Biosciences, Inc. ............. 8,808 43,247
Calyxt, Inc. ........................ 1,679 7,085
CareDx, Inc. ....................... 6,227 451,146
CASI Pharmaceuticals, Inc. ............. 7,215 21,284
Catabasis Pharmaceuticals, Inc. .......... 2,397 5,130
Catalyst Biosciences, Inc. .............. 2,406 15,182
Catalyst Pharmaceuticals, Inc. ........... 12,807 42,775
Cellular Biomedicine Group, Inc. .......... 1,644 30,217
CEL-SCI Corp.
(b)
.................... 4,295 50,080
Centogene NV ..................... 1,223 13,184
Checkmate Pharmaceuticals, Inc.
(b)
........ 650 9,483
Checkpoint Therapeutics, Inc. ........... 5,816 15,412
ChemoCentryx, Inc. .................. 6,296 389,848
Chimerix, Inc. ...................... 6,499 31,390
Chinook Therapeutics, Inc. ............. 1,703 27,010
Cidara Therapeutics, Inc. .............. 4,335 8,670
Clovis Oncology, Inc. ................. 10,720 51,456
Codiak Biosciences, Inc. ............... 623 20,123
Cohbar, Inc. ....................... 2,690 3,605
Coherus Biosciences, Inc. .............. 7,438 129,272
Concert Pharmaceuticals, Inc. ........... 3,852 48,689
Constellation Pharmaceuticals, Inc. ........ 3,962 114,106
Contra Aduro Biotech I
(c)
............... 1,704 5,111
ContraFect Corp. .................... 3,191 16,115

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Biotechnology (continued)
Corbus Pharmaceuticals Holdings, Inc. ..... 8,897 $ 11,121
Cortexyme, Inc. ..................... 2,117 58,810
Crinetics Pharmaceuticals, Inc. .......... 3,606 50,881
Cue Biopharma, Inc. .................. 3,737 46,750
Cyclerion Therapeutics, Inc. ............. 3,184 9,743
Cytokinetics, Inc. .................... 8,605 178,812
CytomX Therapeutics, Inc. ............. 6,184 40,505
Deciphera Pharmaceuticals, Inc. ......... 4,858 277,246
Denali Therapeutics, Inc.
(b)
............. 8,055 674,687
DermTech, Inc. ..................... 1,066 34,581
Dicerna Pharmaceuticals, Inc. ........... 8,321 183,312
Dyadic International, Inc. ............... 2,603 14,004
Dynavax Technologies Corp.
(b)
........... 13,560 60,342
Dyne Therapeutics, Inc. ............... 1,717 36,057
Eagle Pharmaceuticals, Inc. ............ 1,433 66,735
Editas Medicine, Inc. ................. 7,984 559,758
Eidos Therapeutics, Inc. ............... 1,434 188,686
Eiger BioPharmaceuticals, Inc. ........... 3,155 38,775
Emergent BioSolutions, Inc. ............. 5,797 519,411
Enanta Pharmaceuticals, Inc. ............ 2,562 107,860
Enochian Biosciences, Inc. ............. 1,565 4,617
Epizyme, Inc. ...................... 11,442 124,260
Esperion Therapeutics, Inc. ............. 3,307 85,982
Evelo Biosciences, Inc. ................ 2,513 30,382
Exicure, Inc. ....................... 7,628 13,502
Fate Therapeutics, Inc. ................ 9,193 835,919
Fennec Pharmaceuticals, Inc. ........... 2,850 21,232
FibroGen, Inc. ...................... 10,709 397,197
Five Prime Therapeutics, Inc. ............ 3,984 67,768
Flexion Therapeutics, Inc. .............. 5,606 64,693
Foghorn Therapeutics, Inc. ............. 870 17,635
Forma Therapeutics Holdings, Inc. ........ 2,085 72,766
Fortress Biotech, Inc. ................. 7,433 23,563
Frequency Therapeutics, Inc.
(b)
........... 3,242 114,313
G1 Therapeutics, Inc. ................. 4,189 75,360
Galectin Therapeutics, Inc. ............. 5,213 11,677
Galera Therapeutics, Inc. .............. 1,042 10,660
Generation Bio Co. .................. 1,588 45,020
Genprex, Inc. ...................... 3,756 15,587
Geron Corp.
(b)
...................... 36,869 58,622
GlycoMimetics, Inc.
(b)
................. 4,523 17,006
Gossamer Bio, Inc. .................. 7,287 70,465
Gritstone Oncology, Inc.
(b)
.............. 3,986 15,705
Halozyme Therapeutics, Inc. ............ 17,040 727,778
Harpoon Therapeutics, Inc. ............. 1,407 23,370
Heron Therapeutics, Inc.
(b)
.............. 11,332 239,842
Homology Medicines, Inc. .............. 4,578 51,686
Hookipa Pharma, Inc.
(b)
................ 1,622 17,988
iBio, Inc. .......................... 19,971 20,970
Ideaya Biosciences, Inc. ............... 2,250 31,500
IGM Biosciences, Inc. ................. 957 84,494
Immunic, Inc. ...................... 512 7,828
ImmunoGen, Inc. .................... 23,206 149,679
Immunovant, Inc. .................... 4,804 221,897
Inhibrx, Inc. ........................ 1,016 33,498
Inovio Pharmaceuticals, Inc.
(b)
........... 20,326 179,885
Inozyme Pharma, Inc. ................. 1,035 21,362
Insmed, Inc. ....................... 12,906 429,641
Intellia Therapeutics, Inc. .............. 6,468 351,859
Intercept Pharmaceuticals, Inc. .......... 3,319 81,979
Invitae Corp. ....................... 14,807 619,081
Ironwood Pharmaceuticals, Inc. .......... 20,548 234,042
iTeos Therapeutics, Inc. ............... 1,377 46,570
IVERIC bio, Inc. ..................... 10,285 71,069
Jounce Therapeutics, Inc. .............. 2,248 15,736
Security
Shares
Shares Value
Biotechnology (continued)
Kadmon Holdings, Inc. ................ 21,746 $ 90,246
KalVista Pharmaceuticals, Inc. ........... 1,829 34,733
Karuna Therapeutics, Inc. .............. 1,995 202,672
Karyopharm Therapeutics, Inc. ........... 8,968 138,825
Keros Therapeutics, Inc. ............... 1,668 117,661
Kezar Life Sciences, Inc. ............... 3,709 19,361
Kindred Biosciences, Inc.
(b)
............. 4,771 20,563
Kiniksa Pharmaceuticals Ltd., Class A ...... 3,412 60,290
Kodiak Sciences, Inc. ................. 4,126 606,151
Kronos Bio, Inc. ..................... 1,825 54,513
Krystal Biotech, Inc. .................. 1,762 105,720
Kura Oncology, Inc. .................. 7,889 257,655
Kymera Therapeutics, Inc. .............. 1,281 79,422
La Jolla Pharmaceutical Co.
(b)
........... 2,847 11,046
Lexicon Pharmaceuticals, Inc. ........... 5,737 19,621
Ligand Pharmaceuticals, Inc. ............ 1,892 188,159
LogicBio Therapeutics, Inc. ............. 1,634 12,467
MacroGenics, Inc. ................... 6,839 156,340
Madrigal Pharmaceuticals, Inc.
(b)
......... 1,108 123,176
Magenta Therapeutics, Inc. ............. 2,396 18,785
MannKind Corp.
(b)
................... 28,912 90,495
Marker Therapeutics, Inc. .............. 3,653 5,297
MediciNova, Inc.
(b)
................... 5,798 30,497
MEI Pharma, Inc. .................... 14,148 37,351
MeiraGTx Holdings plc ................ 2,740 41,484
Mersana Therapeutics, Inc. ............. 6,896 183,503
Metacrine, Inc. ..................... 965 7,585
Minerva Neurosciences, Inc. ............ 4,064 9,510
Mirati Therapeutics, Inc. ............... 5,490 1,205,824
Mirum Pharmaceuticals, Inc. ............ 738 12,885
Molecular Templates, Inc. .............. 3,266 30,668
Morphic Holding, Inc. ................. 1,848 62,000
Mustang Bio, Inc. .................... 3,972 15,034
Myriad Genetics, Inc. ................. 9,120 180,348
NantKwest, Inc.
(b)
.................... 3,876 51,667
Natera, Inc. ........................ 9,709 966,240
Neoleukin Therapeutics, Inc. ............ 3,963 55,878
NeuBase Therapeutics, Inc. ............. 2,327 16,266
NeuroBo Pharmaceuticals, Inc. .......... 499 2,620
NextCure, Inc. ...................... 2,202 24,002
Nkarta, Inc. ........................ 2,097 128,903
Novavax, Inc.
(b)
..................... 7,913 882,379
Nurix Therapeutics, Inc. ............... 1,438 47,281
Nymox Pharmaceutical Corp. ............ 5,105 12,660
Oncocyte Corp. ..................... 5,541 13,243
Oncorus, Inc. ...................... 805 26,026
Oncternal Therapeutics, Inc., CVR
(c)
....... 105 215
OPKO Health, Inc. ................... 51,210 202,279
Organogenesis Holdings, Inc. ........... 2,604 19,608
Orgenesis, Inc. ..................... 2,226 10,017
ORIC Pharmaceuticals, Inc. ............. 2,813 95,220
Ovid therapeutics, Inc. ................ 5,771 13,331
Oyster Point Pharma, Inc. .............. 674 12,685
Pandion Therapeutics, Inc. ............. 924 13,721
Passage Bio, Inc. .................... 3,140 80,290
PhaseBio Pharmaceuticals, Inc. .......... 2,316 7,782
Pieris Pharmaceuticals, Inc. ............. 6,594 16,485
PMV Pharmaceuticals, Inc. ............. 1,720 105,797
Poseida Therapeutics, Inc. ............. 1,639 17,980
Praxis Precision Medicines, Inc. .......... 1,396 76,808
Precigen, Inc. ...................... 7,971 81,304
Precision BioSciences, Inc. ............. 6,168 51,441
Prelude Therapeutics, Inc.
(b)
............. 1,169 83,642
Prevail Therapeutics, Inc. .............. 1,946 44,894
Protagonist Therapeutics, Inc. ........... 3,927 79,168

2020
BlackRock Annual Report To Shareholders
BlackRock Small Cap Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Biotechnology (continued)
Protara Therapeutics, Inc. .............. 261 $ 6,319
Prothena Corp. plc ................... 3,738 44,893
PTC Therapeutics, Inc. ................ 8,014 489,094
Puma Biotechnology, Inc.
(b)
............. 4,071 41,768
Radius Health, Inc. ................... 6,103 109,000
RAPT Therapeutics, Inc.
(b)
.............. 1,480 29,230
REGENXBIO, Inc. ................... 4,354 197,497
Relay Therapeutics, Inc. ............... 4,162 172,973
Replimune Group, Inc. ................ 3,053 116,472
REVOLUTION Medicines, Inc. ........... 4,995 197,752
Rhythm Pharmaceuticals, Inc.
(b)
.......... 4,278 127,185
Rigel Pharmaceuticals, Inc.
(b)
............ 22,292 78,022
Rocket Pharmaceuticals, Inc. ............ 4,323 237,073
Rubius Therapeutics, Inc. .............. 4,870 36,963
Sangamo Therapeutics, Inc. ............ 14,835 231,500
Savara, Inc. ....................... 6,299 7,244
Scholar Rock Holding Corp. ............. 3,257 158,062
Selecta Biosciences, Inc. .............. 9,045 27,406
Seres Therapeutics, Inc. ............... 6,894 168,903
Shattuck Labs, Inc. .................. 1,644 86,162
Soleno Therapeutics, Inc. .............. 7,871 15,191
Solid Biosciences, Inc. ................ 3,427 25,977
Sorrento Therapeutics, Inc. ............. 31,847 217,356
Spectrum Pharmaceuticals, Inc. .......... 18,396 62,730
Spero Therapeutics, Inc. ............... 2,541 49,270
SpringWorks Therapeutics, Inc. .......... 3,094 224,377
Spruce Biosciences, Inc. ............... 812 19,740
SQZ Biotechnologies Co. .............. 521 15,099
Stoke Therapeutics, Inc.
(b)
.............. 1,683 104,228
Sutro Biopharma, Inc. ................. 3,339 72,490
Syndax Pharmaceuticals, Inc. ........... 3,618 80,464
Syros Pharmaceuticals, Inc. ............ 5,543 60,142
Taysha Gene Therapies, Inc. ............ 989 26,248
TCR2 Therapeutics, Inc. ............... 3,265 100,986
TG Therapeutics, Inc. ................. 14,774 768,543
Translate Bio, Inc. ................... 8,808 162,331
Travere Therapeutics, Inc. .............. 6,294 171,543
Turning Point Therapeutics, Inc.
(b)
......... 4,793 584,027
Twist Bioscience Corp. ................ 4,196 592,853
Tyme Technologies, Inc.
(b)
.............. 8,098 9,880
Ultragenyx Pharmaceutical, Inc.
(b)
......... 8,018 1,109,932
UNITY Biotechnology, Inc. .............. 4,476 23,454
UroGen Pharma Ltd. ................. 2,634 47,465
Vanda Pharmaceuticals, Inc. ............ 7,189 94,463
Vaxart, Inc.
(b)
....................... 5,814 33,198
Vaxcyte, Inc. ....................... 2,355 62,572
VBI Vaccines, Inc. ................... 23,351 64,215
Veracyte, Inc. ...................... 7,421 363,184
Verastem, Inc. ...................... 21,621 46,053
Vericel Corp. ....................... 6,003 185,373
Viela Bio, Inc. ...................... 2,690 96,759
Viking Therapeutics, Inc. ............... 9,074 51,087
Vir Biotechnology, Inc. ................ 6,947 186,041
Voyager Therapeutics, Inc. ............. 3,525 25,204
vTv Therapeutics, Inc., Class A .......... 1,176 2,187
X4 Pharmaceuticals, Inc. ............... 2,090 13,439
XBiotech, Inc. ...................... 1,847 28,906
Xencor, Inc. ....................... 7,213 314,703
XOMA Corp. ....................... 779 34,377
Y-mAbs Therapeutics, Inc. .............. 3,860 191,109
Zentalis Pharmaceuticals, Inc. ........... 3,673 190,776
ZIOPHARM Oncology, Inc.
(b)
............ 28,912 72,858
35,716,475
Security
Shares
Shares Value
Building Products — 1.5%
AAON, Inc.
(b)
....................... 5,307 $ 353,605
Advanced Drainage Systems, Inc.
(b)
....... 7,231 604,367
Alpha Pro Tech Ltd.
(a)
................. 1,623 18,097
American Woodmark Corp.
(a)
............ 2,077 194,927
Apogee Enterprises, Inc. ............... 3,287 104,132
Builders FirstSource, Inc.
(a)
............. 14,705 600,111
Caesarstone Ltd. .................... 3,044 39,237
Cornerstone Building Brands, Inc.
(a)(b)
...... 6,120 56,794
CSW Industrials, Inc. ................. 1,773 198,416
Gibraltar Industries, Inc.
(a)
.............. 4,189 301,357
Griffon Corp. ....................... 5,478 111,642
Insteel Industries, Inc. ................. 2,420 53,893
JELD-WEN Holding, Inc.
(a)
.............. 8,449 214,267
Masonite International Corp.
(a)
........... 3,148 309,574
PGT Innovations, Inc.
(a)
................ 7,356 149,621
Quanex Building Products Corp. .......... 4,145 91,895
Resideo Technologies, Inc.
(a)
............ 18,263 388,271
Simpson Manufacturing Co., Inc. ......... 5,534 517,152
UFP Industries, Inc. .................. 7,536 418,625
4,725,983
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc., Class
A ............................ 7,020 353,387
Assetmark Financial Holdings, Inc.
(a)
....... 2,168 52,466
Associated Capital Group, Inc., Class A ..... 300 10,536
B. Riley Financial, Inc. ................ 2,441 107,941
BGC Partners, Inc., Class A ............. 39,188 156,752
Blucora, Inc.
(a)
...................... 6,509 103,558
Brightsphere Investment Group, Inc. ....... 7,683 148,128
Cohen & Steers, Inc. ................. 3,170 235,531
Cowen, Inc., Class A ................. 3,279 85,221
Diamond Hill Investment Group, Inc. ....... 411 61,350
Donnelley Financial Solutions, Inc.
(a)
....... 3,762 63,841
Federated Hermes, Inc., Class B ......... 11,983 346,189
Focus Financial Partners, Inc., Class A
(a)
.... 4,002 174,087
GAMCO Investors, Inc., Class A .......... 630 11,176
Greenhill & Co., Inc. .................. 1,834 22,265
Hamilton Lane, Inc., Class A ............ 4,035 314,932
Houlihan Lokey, Inc. .................. 6,706 450,844
Moelis & Co., Class A ................. 6,728 314,601
Oppenheimer Holdings, Inc., Class A ....... 1,284 40,356
Piper Sandler Cos.
(b)
.................. 2,285 230,556
PJT Partners, Inc., Class A ............. 3,034 228,308
Pzena Investment Management, Inc., Class A . 1,562 11,403
Safeguard Scientifics, Inc.
(a)
............. 2,757 17,590
Sculptor Capital Management, Inc., Class A .. 2,581 39,231
Siebert Financial Corp.
(a)
............... 1,073 4,507
Silvercrest Asset Management Group, Inc.,
Class A ........................ 1,176 16,335
StepStone Group, Inc., Class A
(a)(b)
........ 2,372 94,406
Stifel Financial Corp.
(b)
................ 12,809 646,342
StoneX Group, Inc.
(a)
................. 2,198 127,264
Value Line, Inc. ..................... 109 3,594
Virtus Investment Partners, Inc. .......... 935 202,895
Waddell & Reed Financial, Inc., Class A ..... 7,817 199,099
Westwood Holdings Group, Inc. .......... 1,082 15,689
WisdomTree Investments, Inc. ........... 17,260 92,341
4,982,721
Chemicals — 1.7%
Advanced Emissions Solutions, Inc. ....... 2,446 13,453
AdvanSix, Inc.
(a)
..................... 3,712 74,203
AgroFresh Solutions, Inc.
(a)
............. 3,650 8,285
American Vanguard Corp. .............. 3,869 60,047
Amyris, Inc.
(a)
...................... 13,415 82,838

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Chemicals (continued)
Avient Corp. ....................... 11,830 $ 476,512
Balchem Corp. ..................... 4,096 471,941
Chase Corp. ....................... 988 99,798
Ferro Corp.
(a)
....................... 10,879 159,160
FutureFuel Corp. .................... 3,429 43,548
GCP Applied Technologies, Inc.
(a)
......... 6,359 150,390
Hawkins, Inc. ...................... 1,286 67,271
HB Fuller Co. ...................... 6,274 325,495
Ingevity Corp.
(a)
..................... 5,375 407,049
Innospec, Inc. ...................... 3,142 285,074
Intrepid Potash, Inc.
(a)
................. 1,251 30,212
Koppers Holdings, Inc.
(a)
............... 2,429 75,688
Kraton Corp.
(a)
...................... 3,869 107,520
Kronos Worldwide, Inc. ................ 2,839 42,329
Livent Corp.
(a)
...................... 18,874 355,586
Marrone Bio Innovations, Inc.
(a)
.......... 8,606 10,757
Minerals Technologies, Inc. ............. 4,304 267,364
Orion Engineered Carbons SA
(b)
.......... 7,749 132,818
PQ Group Holdings, Inc. ............... 5,187 73,967
Quaker Chemical Corp.
(b)
.............. 1,696 429,749
Rayonier Advanced Materials, Inc.
(a)
....... 7,334 47,818
Sensient Technologies Corp. ............ 5,489 404,924
Stepan Co. ........................ 2,726 325,266
Trecora Resources
(a)
................. 3,003 20,991
Tredegar Corp. ..................... 3,437 57,398
Trinseo SA ........................ 4,939 252,926
Tronox Holdings plc, Class A ............ 11,482 167,867
5,528,244
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.
(b)
................. 8,699 329,170
ACCO Brands Corp. .................. 11,547 97,572
Brady Corp., Class A ................. 6,120 323,259
BrightView Holdings, Inc.
(a)
............. 4,891 73,952
Brink's Co. (The)
(b)
................... 6,257 450,504
Casella Waste Systems, Inc., Class A
(a)
..... 5,952 368,727
CECO Environmental Corp.
(a)
............ 4,493 31,271
Cimpress plc
(a)
...................... 2,300 201,802
CompX International, Inc. .............. 284 4,041
Covanta Holding Corp. ................ 15,062 197,764
Deluxe Corp. ....................... 5,460 159,432
Ennis, Inc. ........................ 3,378 60,297
Harsco Corp.
(a)
..................... 10,069 181,041
Healthcare Services Group, Inc.
(b)
......... 9,672 271,783
Heritage-Crystal Clean, Inc.
(a)
............ 2,118 44,626
Herman Miller, Inc. ................... 7,484 252,959
HNI Corp. ......................... 5,453 187,910
IBEX Holdings Ltd.
(a)
.................. 759 14,193
Interface, Inc. ...................... 7,817 82,079
KAR Auction Services, Inc. ............. 16,671 310,247
Kimball International, Inc., Class B ........ 4,802 57,384
Knoll, Inc. ......................... 6,210 91,163
Matthews International Corp., Class A ...... 4,035 118,629
McGrath RentCorp
(b)
.................. 3,124 209,620
Montrose Environmental Group, Inc.
(a)(b)
..... 1,409 43,623
NL Industries, Inc. ................... 1,105 5,282
PICO Holdings, Inc.
(a)
................. 2,314 21,636
Pitney Bowes, Inc. ................... 22,001 135,526
Quad/Graphics, Inc. .................. 5,029 19,211
SP Plus Corp.
(a)
..................... 3,123 90,036
Steelcase, Inc., Class A ............... 11,236 152,248
Team, Inc.
(a)
....................... 3,929 42,826
Tetra Tech, Inc. ..................... 6,893 798,072
UniFirst Corp. ...................... 1,867 395,225
US Ecology, Inc. .................... 4,164 151,278
Viad Corp. ........................ 2,488 89,991
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
VSE Corp. ........................ 1,237 $ 47,612
6,111,991
Communications Equipment — 0.9%
Acacia Communications, Inc.
(a)
........... 5,023 366,478
ADTRAN, Inc. ...................... 5,749 84,913
Applied Optoelectronics, Inc.
(a)
........... 2,737 23,292
CalAmp Corp.
(a)
..................... 4,560 45,235
Calix, Inc.
(a)
........................ 6,645 197,755
Cambium Networks Corp.
(a)
............. 866 21,719
Casa Systems, Inc.
(a)
................. 4,450 27,456
Clearfield, Inc.
(a)
..................... 1,604 39,651
Comtech Telecommunications Corp. ....... 3,244 67,118
Digi International, Inc.
(a)
................ 3,731 70,516
DZS, Inc.
(a)
........................ 1,635 25,293
Extreme Networks, Inc.
(a)
............... 16,157 111,322
Genasys, Inc.
(a)
..................... 4,232 27,593
Harmonic, Inc.
(a)
..................... 12,495 92,338
Infinera Corp.
(a)
..................... 21,272 222,930
Inseego Corp.
(a)(b)
.................... 8,825 136,523
InterDigital, Inc.
(b)
.................... 3,948 239,565
KVH Industries, Inc.
(a)
................. 2,325 26,389
NETGEAR, Inc.
(a)
.................... 3,966 161,139
NetScout Systems, Inc.
(a)(b)
............. 8,933 244,943
PCTEL, Inc.
(a)
...................... 2,269 14,907
Plantronics, Inc.
(b)
.................... 4,553 123,068
Resonant, Inc.
(a)
..................... 6,536 17,320
Ribbon Communications, Inc.
(a)
.......... 9,108 59,748
Viavi Solutions, Inc.
(a)(b)
................ 29,136 436,312
2,883,523
Construction & Engineering — 1.4%
Aegion Corp.
(a)
..................... 4,067 77,232
Ameresco, Inc., Class A
(a)
.............. 3,220 168,213
API Group Corp.
(a)(b)(d)
................. 17,814 323,324
Arcosa, Inc. ....................... 6,251 343,368
Argan, Inc. ........................ 1,840 81,862
Comfort Systems USA, Inc. ............. 4,608 242,657
Concrete Pumping Holdings, Inc.
(a)
........ 3,764 14,416
Construction Partners, Inc., Class A
(a)
...... 3,367 98,013
Dycom Industries, Inc.
(a)
............... 3,986 301,023
EMCOR Group, Inc. .................. 6,892 630,342
Fluor Corp.
(b)
....................... 18,191 290,510
Granite Construction, Inc.
(b)
............. 6,054 161,702
Great Lakes Dredge & Dock Corp.
(a)
....... 8,481 111,695
HC2 Holdings, Inc.
(a)
.................. 6,279 20,470
IES Holdings, Inc.
(a)
.................. 1,029 47,375
MasTec, Inc.
(a)(b)
..................... 7,324 499,350
MYR Group, Inc.
(a)
................... 2,001 120,260
Northwest Pipe Co.
(a)
................. 1,280 36,224
NV5 Global, Inc.
(a)(b)
.................. 1,429 112,577
Primoris Services Corp. ............... 6,119 168,946
Sterling Construction Co., Inc.
(a)
.......... 3,755 69,881
Tutor Perini Corp.
(a)
.................. 5,593 72,429
WillScot Mobile Mini Holdings Corp.
(a)
...... 20,389 472,413
4,464,282
Construction Materials — 0.1%
Forterra, Inc.
(a)
...................... 3,594 61,799
Summit Materials, Inc., Class A
(a)
......... 14,780 296,782
United States Lime & Minerals, Inc. ........ 275 31,350
US Concrete, Inc.
(a)
.................. 1,968 78,661
468,592
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)
............. 496 12,216
Curo Group Holdings Corp. ............. 2,633 37,731

2020
BlackRock Annual Report To Shareholders
BlackRock Small Cap Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Consumer Finance (continued)
Encore Capital Group, Inc.
(a)
............ 4,019 $ 156,540
Enova International, Inc.
(a)
.............. 4,088 101,260
EZCORP, Inc., Class A
(a)
............... 6,650 31,853
FirstCash, Inc. ...................... 5,127 359,095
Green Dot Corp., Class A
(a)
............. 6,626 369,731
LendingClub Corp.
(a)
.................. 9,410 99,370
Navient Corp. ...................... 22,391 219,880
Nelnet, Inc., Class A .................. 2,209 157,369
Oportun Financial Corp.
(a)
.............. 2,532 49,045
PRA Group, Inc.
(a)
................... 5,863 232,526
PROG Holdings, Inc. ................. 8,548 460,481
Regional Management Corp. ............ 1,205 35,981
World Acceptance Corp.
(a)
.............. 600 61,332
2,384,410
Containers & Packaging — 0.2%
Greif, Inc., Class A ................... 3,311 155,220
Greif, Inc., Class B ................... 766 37,059
Myers Industries, Inc. ................. 4,849 100,762
O-I Glass, Inc. ...................... 20,306 241,641
Pactiv Evergreen, Inc.
(a)
............... 4,550 82,537
Ranpak Holdings Corp.
(a)
............... 3,525 47,376
UFP Technologies, Inc.
(a)
............... 876 40,822
705,417
Distributors — 0.1%
Core-Mark Holding Co., Inc. ............ 5,809 170,610
Funko, Inc., Class A
(a)
................. 3,501 36,340
Greenlane Holdings, Inc., Class A
(a)
....... 1,731 6,855
Weyco Group, Inc. ................... 783 12,403
226,208
Diversified Consumer Services — 0.6%
Adtalem Global Education, Inc.
(a)
......... 6,608 224,342
American Public Education, Inc.
(a)
......... 1,938 59,070
Aspen Group, Inc.
(a)
.................. 2,388 26,578
Carriage Services, Inc. ................ 2,185 68,434
Collectors Universe, Inc. ............... 1,120 84,448
Franchise Group, Inc. ................. 2,883 87,787
Houghton Mifflin Harcourt Co.
(a)
.......... 14,878 49,544
Laureate Education, Inc., Class A
(a)
........ 13,259 193,051
OneSpaWorld Holdings Ltd. ............. 6,105 61,905
Perdoceo Education Corp.
(a)
............ 8,685 109,691
Regis Corp.
(a)
...................... 3,106 28,544
Strategic Education, Inc. ............... 3,123 297,716
Stride, Inc.
(a)(b)
...................... 5,129 108,889
Universal Technical Institute, Inc.
(a)
........ 3,615 23,353
Vivint Smart Home, Inc.
(a)
.............. 9,892 205,259
WW International, Inc.
(a)(b)
.............. 6,052 147,669
1,776,280
Diversified Financial Services — 0.2%
Alerus Financial Corp. ................ 1,846 50,525
A-Mark Precious Metals, Inc. ............ 575 14,749
Banco Latinoamericano de Comercio Exterior
SA, Class E ..................... 4,064 64,333
Cannae Holdings, Inc.
(a)
............... 10,979 486,040
GWG Holdings, Inc.
(a)
................. 366 2,558
Marlin Business Services Corp. .......... 1,178 14,419
SWK Holdings Corp.
(a)
................ 359 5,166
637,790
Diversified Telecommunication Services — 0.7%
Alaska Communications Systems Group, Inc. . 5,766 21,277
Anterix, Inc.
(a)
...................... 1,375 51,700
ATN International, Inc. ................ 1,508 62,974
Bandwidth, Inc., Class A
(a)
.............. 2,501 384,329
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Cincinnati Bell, Inc.
(a)
................. 6,625 $ 101,230
Cogent Communications Holdings, Inc. ..... 5,519 330,423
Consolidated Communications Holdings, Inc.
(a)
9,837 48,103
IDT Corp., Class B
(a)
.................. 2,243 27,723
Iridium Communications, Inc.
(a)
........... 15,193 597,465
Liberty Latin America Ltd., Class A
(a)
....... 6,060 67,448
Liberty Latin America Ltd., Class C
(a)
....... 19,550 216,809
Ooma, Inc.
(a)
....................... 2,831 40,766
ORBCOMM, Inc.
(a)
................... 8,969 66,550
Vonage Holdings Corp.
(a)
............... 29,879 384,692
2,401,489
Electric Utilities — 0.6%
ALLETE, Inc. ...................... 6,742 417,599
Genie Energy Ltd., Class B ............. 1,936 13,959
MGE Energy, Inc.
(b)
.................. 4,696 328,861
Otter Tail Corp. ..................... 4,881 207,979
PNM Resources, Inc. ................. 10,098 490,056
Portland General Electric Co. ............ 11,354 485,611
Spark Energy, Inc., Class A ............. 1,964 18,795
1,962,860
Electrical Equipment — 1.7%
Allied Motion Technologies, Inc. .......... 998 50,998
American Superconductor Corp.
(a)
........ 3,553 83,211
Atkore International Group, Inc.
(a)
......... 6,073 249,661
AZZ, Inc. ......................... 3,266 154,939
Bloom Energy Corp., Class A
(a)
........... 11,455 328,300
Encore Wire Corp. ................... 2,262 137,009
EnerSys .......................... 5,499 456,747
FuelCell Energy, Inc.
(a)
................ 36,729 410,263
LSI Industries, Inc. ................... 3,336 28,556
Orion Energy Systems, Inc.
(a)
............ 3,152 31,110
Plug Power, Inc.
(a)
................... 48,088 1,630,664
Powell Industries, Inc. ................. 1,258 37,099
Preformed Line Products Co. ............ 421 28,813
Sunrun, Inc.
(a)
...................... 19,282 1,337,785
Thermon Group Holdings, Inc.
(a)
.......... 4,303 67,256
TPI Composites, Inc.
(a)
................ 3,832 202,253
Ultralife Corp.
(a)
..................... 837 5,416
Vicor Corp.
(a)
....................... 2,521 232,487
5,472,567
Electronic Equipment, Instruments & Components — 2.2%
Akoustis Technologies, Inc.
(a)(b)
........... 4,135 50,571
Arlo Technologies, Inc.
(a)
............... 9,839 76,646
Badger Meter, Inc. ................... 3,770 354,606
Bel Fuse, Inc., Class B ................ 1,475 22,169
Belden, Inc. ....................... 5,760 241,344
Benchmark Electronics, Inc. ............ 4,198 113,388
CTS Corp. ........................ 3,967 136,187
Daktronics, Inc. ..................... 5,343 25,005
ePlus, Inc.
(a)
....................... 1,777 156,287
Fabrinet
(a)
......................... 4,744 368,087
FARO Technologies, Inc.
(a)
.............. 2,357 166,475
Fitbit, Inc., Class A
(a)
.................. 31,057 211,188
II-VI, Inc.
(a)
........................ 13,158 999,482
Insight Enterprises, Inc.
(a)
.............. 4,436 337,535
Intellicheck, Inc.
(a)
.................... 2,103 23,985
Iteris, Inc.
(a)
........................ 5,349 30,222
Itron, Inc.
(a)
........................ 5,168 495,611
Kimball Electronics, Inc.
(a)
.............. 3,167 50,640
Knowles Corp.
(a)
.................... 11,388 209,881
Luna Innovations, Inc.
(a)
............... 3,683 36,388
Methode Electronics, Inc. .............. 4,656 178,232
MTS Systems Corp. .................. 2,417 140,573

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Napco Security Technologies, Inc.
(a)
....... 1,561 $ 40,929
nLight, Inc.
(a)
....................... 4,646 151,692
Novanta, Inc.
(a)
..................... 4,342 513,311
OSI Systems, Inc.
(a)(b)
................. 2,157 201,075
PAR Technology Corp.
(a)
............... 2,423 152,140
PC Connection, Inc.
(a)
................. 1,480 69,989
Plexus Corp.
(a)
...................... 3,681 287,891
Powerfleet, Inc.
(a)
.................... 3,425 25,448
Research Frontiers, Inc.
(a)
.............. 3,381 9,501
Rogers Corp.
(a)(b)
.................... 2,413 374,715
Sanmina Corp.
(a)
.................... 7,980 254,482
ScanSource, Inc.
(a)
................... 3,376 89,059
TTM Technologies, Inc.
(a)(b)
............. 12,652 174,534
Vishay Intertechnology, Inc.
(b)
............ 17,094 354,017
Vishay Precision Group, Inc.
(a)
........... 1,691 53,233
Wrap Technologies, Inc.
(a)
.............. 1,625 7,849
7,184,367
Energy Equipment & Services — 0.7%
Archrock, Inc. ...................... 16,928 146,596
Aspen Aerogels, Inc.
(a)
................ 2,540 42,393
Bristow Group, Inc.
(a)
................. 815 21,451
Cactus, Inc., Class A ................. 6,220 162,155
ChampionX Corp.
(a)
.................. 23,590 360,927
DMC Global, Inc.
(b)
................... 1,961 84,813
Dril-Quip, Inc.
(a)
..................... 4,431 131,246
Exterran Corp.
(a)
.................... 3,860 17,061
Frank's International NV
(a)
.............. 20,810 57,019
Helix Energy Solutions Group, Inc.
(a)
....... 17,409 73,118
Liberty Oilfield Services, Inc., Class A ...... 9,237 95,233
Matrix Service Co.
(a)
.................. 3,515 38,735
Nabors Industries Ltd.
(b)
............... 955 55,610
National Energy Services Reunited Corp.
(a)
.. 3,128 31,061
Newpark Resources, Inc.
(a)
............. 11,838 22,729
NexTier Oilfield Solutions, Inc.
(a)
.......... 19,669 67,661
Oceaneering International, Inc.
(a)
......... 12,044 95,750
Oil States International, Inc.
(a)
............ 8,444 42,389
Patterson-UTI Energy, Inc.
(b)
............ 22,174 116,635
ProPetro Holding Corp.
(a)
............... 9,698 71,668
RPC, Inc.
(a)
........................ 6,238 19,650
Select Energy Services, Inc., Class A
(a)
..... 6,445 26,425
Solaris Oilfield Infrastructure, Inc., Class A ... 3,525 28,694
Tidewater, Inc.
(a)
.................... 5,115 44,194
Transocean Ltd.
(a)
................... 73,033 168,706
US Silica Holdings, Inc. ................ 8,832 62,001
2,083,920
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A .. 7,421 15,732
Cinemark Holdings, Inc.
(b)
.............. 13,487 234,809
Eros STX Global Corp.
(a)(b)
.............. 19,194 34,933
Gaia, Inc.
(a)
........................ 1,503 14,850
Glu Mobile, Inc.
(a)
.................... 18,961 170,839
IMAX Corp.
(a)
...................... 6,586 118,680
Liberty Media Corp.-Liberty Braves, Class A
(a)(b)
1,450 36,061
Liberty Media Corp-Liberty Braves, Class C
(a)
. 4,654 115,792
LiveXLive Media, Inc.
(a)
................ 4,318 14,163
Marcus Corp. (The)
(b)
................. 2,653 35,762
791,621
Equity Real Estate Investment Trusts (REITs) — 5.3%
Acadia Realty Trust .................. 11,041 156,672
Agree Realty Corp.
(b)
................. 6,982 464,862
Alexander & Baldwin, Inc. .............. 8,817 151,476
Alexander's, Inc. .................... 264 73,220
Alpine Income Property Trust, Inc. ........ 890 13,341
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
American Assets Trust, Inc. ............. 6,415 $ 185,265
American Finance Trust, Inc.
(b)
........... 14,113 104,860
Armada Hoffler Properties, Inc. .......... 7,049 79,090
Bluerock Residential Growth REIT, Inc. ..... 3,167 40,126
Broadstone Net Lease, Inc., Class A ....... 4,261 83,430
BRT Apartments Corp. ................ 967 14,698
CareTrust REIT, Inc. .................. 12,397 274,965
CatchMark Timber Trust, Inc., Class A ...... 6,522 61,046
Centerspace REIT ................... 1,631 115,214
Chatham Lodging Trust ................ 5,808 62,726
CIM Commercial Trust Corp. ............ 1,473 20,976
City Office REIT, Inc. ................. 5,891 57,555
Clipper Realty, Inc. ................... 2,104 14,833
Colony Capital, Inc.
(b)
................. 62,151 298,946
Columbia Property Trust, Inc. ............ 14,626 209,737
Community Healthcare Trust, Inc. ......... 2,851 134,311
CoreCivic, Inc.
(b)
.................... 15,389 100,798
CorEnergy Infrastructure Trust, Inc. ........ 2,048 14,029
CorePoint Lodging, Inc. ............... 4,733 32,563
DiamondRock Hospitality Co.
(a)
.......... 25,524 210,573
Diversified Healthcare Trust ............. 30,133 124,148
Easterly Government Properties, Inc. ...... 10,421 236,036
EastGroup Properties, Inc. ............. 5,039 695,684
Essential Properties Realty Trust, Inc. ...... 13,043 276,512
Farmland Partners, Inc. ............... 3,525 30,667
Four Corners Property Trust, Inc. ......... 9,284 276,385
Franklin Street Properties Corp. .......... 13,847 60,511
Front Yard Residential Corp. ............ 6,244 101,153
GEO Group, Inc. (The)
(b)
............... 15,355 136,045
Getty Realty Corp. ................... 4,352 119,854
Gladstone Commercial Corp. ............ 4,247 76,446
Gladstone Land Corp. ................ 2,499 36,585
Global Medical REIT, Inc. .............. 5,502 71,856
Global Net Lease, Inc. ................ 11,616 199,098
Healthcare Realty Trust, Inc. ............ 16,760 496,096
Hersha Hospitality Trust
(b)
.............. 4,729 37,312
Independence Realty Trust, Inc. .......... 12,201 163,859
Industrial Logistics Properties Trust ........ 8,422 196,148
Innovative Industrial Properties, Inc.
(b)
...... 2,771 507,453
iStar, Inc.
(b)
........................ 9,445 140,258
Kite Realty Group Trust ................ 10,753 160,865
Lexington Realty Trust
(b)
............... 35,513 377,148
LTC Properties, Inc. .................. 5,132 199,686
Macerich Co. (The)
(b)
................. 19,327 206,219
Mack-Cali Realty Corp. ................ 11,232 139,951
Monmouth Real Estate Investment Corp. .... 12,215 211,564
National Health Investors, Inc.
(b)
.......... 5,591 386,729
National Storage Affiliates Trust .......... 8,096 291,699
NETSTREIT Corp. ................... 1,516 29,547
New Senior Investment Group, Inc. ........ 10,217 52,924
NexPoint Residential Trust, Inc. .......... 2,888 122,191
Office Properties Income Trust ........... 6,125 139,165
One Liberty Properties, Inc. ............. 1,954 39,217
Pebblebrook Hotel Trust ............... 16,821 316,235
Physicians Realty Trust
(b)
.............. 27,014 480,849
Piedmont Office Realty Trust, Inc., Class A ... 16,236 263,510
Plymouth Industrial REIT, Inc. ........... 2,417 36,255
PotlatchDeltic Corp. .................. 8,254 412,865
Preferred Apartment Communities, Inc., Class A 6,414 47,464
PS Business Parks, Inc. ............... 2,605 346,126
QTS Realty Trust, Inc., Class A .......... 8,119 502,404
Retail Opportunity Investments Corp. ...... 15,038 201,359
Retail Properties of America, Inc., Class A ... 26,616 227,833
Retail Value, Inc. .................... 2,387 35,495
RLJ Lodging Trust ................... 20,530 290,499

2020
BlackRock Annual Report To Shareholders
BlackRock Small Cap Index V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
RPT Realty ........................ 10,011 $ 86,595
Ryman Hospitality Properties, Inc.
(b)
....... 6,410 434,342
Sabra Health Care REIT, Inc. ............ 26,644 462,806
Safehold, Inc. ...................... 2,314 167,742
Saul Centers, Inc. ................... 1,646 52,145
Seritage Growth Properties, Class A
(a)(b)
..... 4,305 63,197
Service Properties Trust ............... 21,219 243,806
SITE Centers Corp. .................. 19,976 202,157
STAG Industrial, Inc.
(b)
................ 18,977 594,360
Summit Hotel Properties, Inc. ............ 13,781 124,167
Sunstone Hotel Investors, Inc. ........... 27,814 315,133
Tanger Factory Outlet Centers, Inc.
(b)
....... 11,386 113,405
Terreno Realty Corp.
(b)
................ 8,405 491,777
UMH Properties, Inc. ................. 4,828 71,503
Uniti Group, Inc.
(b)
................... 25,125 294,716
Universal Health Realty Income Trust ...... 1,625 104,439
Urban Edge Properties ................ 15,163 196,209
Urstadt Biddle Properties, Inc., Class A ..... 4,144 58,555
Washington REIT .................... 10,614 229,581
Whitestone REIT .................... 5,642 44,967
Xenia Hotels & Resorts, Inc. ............ 13,964 212,253
17,039,072
Food & Staples Retailing — 0.8%
Andersons, Inc. (The) ................. 3,864 94,707
BJ's Wholesale Club Holdings, Inc.
(a)
....... 17,536 653,742
Chefs' Warehouse, Inc. (The)
(a)
.......... 3,860 99,163
HF Foods Group, Inc.
(a)(b)
............... 4,816 36,216
Ingles Markets, Inc., Class A ............ 1,932 82,419
Natural Grocers by Vitamin Cottage, Inc. .... 1,090 14,976
Performance Food Group Co.
(a)
.......... 16,726 796,325
PriceSmart, Inc. ..................... 2,963 269,900
Rite Aid Corp.
(a)
..................... 6,866 108,689
SpartanNash Co. .................... 4,412 76,813
United Natural Foods, Inc.
(a)
............. 7,202 115,016
Village Super Market, Inc., Class A ........ 1,150 25,369
Weis Markets, Inc. ................... 1,268 60,623
2,433,958
Food Products — 1.4%
Alico, Inc. ......................... 686 21,280
B&G Foods, Inc.
(b)
................... 8,317 230,630
Bridgford Foods Corp.
(a)
............... 221 4,027
Calavo Growers, Inc. ................. 2,114 146,775
Cal-Maine Foods, Inc.
(a)
............... 4,495 168,742
Darling Ingredients, Inc.
(a)
.............. 20,659 1,191,611
Farmer Bros Co.
(a)
................... 2,106 9,835
Fresh Del Monte Produce, Inc. ........... 3,827 92,116
Freshpet, Inc.
(a)
..................... 4,984 707,678
Hostess Brands, Inc.
(a)
................ 16,010 234,386
J&J Snack Foods Corp.
(b)
.............. 1,948 302,661
John B Sanfilippo & Son, Inc. ............ 1,182 93,213
Laird Superfood, Inc.
(a)(b)
............... 304 14,385
Lancaster Colony Corp. ............... 2,428 446,096
Landec Corp.
(a)
..................... 3,600 39,060
Limoneira Co. ...................... 2,145 35,714
Mission Produce, Inc.
(a)
................ 693 10,430
Sanderson Farms, Inc. ................ 2,589 342,266
Seneca Foods Corp., Class A
(a)
.......... 860 34,314
Simply Good Foods Co. (The)
(a)
.......... 11,066 347,030
Tootsie Roll Industries, Inc. ............. 2,200 65,340
Vital Farms, Inc.
(a)(b)
.................. 1,308 33,106
4,570,695
Security
Shares
Shares Value
Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A ..... 4,092 $ 295,852
Chesapeake Utilities Corp. ............. 2,129 230,379
New Jersey Resources Corp.
(b)
.......... 12,331 438,367
Northwest Natural Holding Co.
(b)
.......... 3,882 178,533
ONE Gas, Inc. ...................... 6,704 514,666
RGC Resources, Inc. ................. 1,035 24,612
South Jersey Industries, Inc.
(b)
........... 13,015 280,473
Southwest Gas Holdings, Inc. ........... 7,089 430,657
Spire, Inc.
(b)
........................ 6,358 407,167
2,800,706
Health Care Equipment & Supplies — 3.4%
Accelerate Diagnostics, Inc.
(a)
........... 4,149 31,449
Accuray, Inc.
(a)
...................... 11,846 49,398
Acutus Medical, Inc.
(a)(b)
................ 1,274 36,704
Alphatec Holdings, Inc.
(a)
............... 6,862 99,636
AngioDynamics, Inc.
(a)
................ 4,838 74,167
Antares Pharma, Inc.
(a)
................ 21,843 87,154
Apyx Medical Corp.
(a)
................. 4,436 31,939
Aspira Women's Health, Inc.
(a)
........... 9,969 66,892
AtriCure, Inc.
(a)
..................... 5,687 316,595
Atrion Corp. ....................... 178 114,319
Avanos Medical, Inc.
(a)
................ 6,164 282,804
AxoGen, Inc.
(a)
...................... 4,938 88,390
Axonics Modulation Technologies, Inc.
(a)
.... 3,925 195,936
Bellerophon Therapeutics, Inc.
(a)
.......... 491 3,275
Beyond Air, Inc.
(a)
.................... 1,627 8,574
BioLife Solutions, Inc.
(a)
................ 1,762 70,286
BioSig Technologies, Inc.
(a)
............. 2,841 11,080
Cantel Medical Corp.
(b)
................ 4,918 387,833
Cardiovascular Systems, Inc.
(a)
........... 5,000 218,800
Cerus Corp.
(a)(b)
..................... 21,842 151,147
Chembio Diagnostics, Inc.
(a)
............. 2,402 11,410
Co-Diagnostics, Inc.
(a)(b)
................ 3,482 32,383
CONMED Corp. ..................... 3,498 391,776
CryoLife, Inc.
(a)
..................... 4,885 115,335
CryoPort, Inc.
(a)
..................... 4,504 197,636
Cutera, Inc.
(a)
...................... 2,287 55,140
CytoSorbents Corp.
(a)
................. 5,443 43,381
Eargo, Inc.
(a)
....................... 976 43,744
Electromed, Inc.
(a)
................... 911 8,937
FONAR Corp.
(a)
..................... 794 13,784
GenMark Diagnostics, Inc.
(a)
............ 9,119 133,137
Glaukos Corp.
(a)
..................... 5,550 417,693
Heska Corp.
(a)
...................... 871 126,861
Inari Medical, Inc.
(a)
.................. 998 87,115
Inogen, Inc.
(a)
...................... 2,478 110,717
Integer Holdings Corp.
(a)
............... 4,241 344,327
IntriCon Corp.
(a)
..................... 1,189 21,521
Invacare Corp. ..................... 4,375 39,156
iRadimed Corp.
(a)
.................... 729 16,621
iRhythm Technologies, Inc.
(a)(b)
........... 3,701 877,914
Lantheus Holdings, Inc.
(a)
.............. 8,367 112,871
LeMaitre Vascular, Inc.
(b)
............... 2,226 90,153
LENSAR, Inc.
(a)
..................... 1,152 8,352
LivaNova plc
(a)
...................... 6,321 418,513
Meridian Bioscience, Inc.
(a)(b)
............ 5,242 97,973
Merit Medical Systems, Inc.
(a)
............ 6,881 381,964
Mesa Laboratories, Inc. ............... 611 175,137
Milestone Scientific, Inc.
(a)(b)
............. 4,912 10,413
Misonix, Inc.
(a)
...................... 1,303 16,288
Natus Medical, Inc.
(a)
................. 4,511 90,400
Nemaura Medical, Inc.
(a)
............... 943 3,555
Neogen Corp.
(a)
..................... 6,719 532,817
Nevro Corp.
(a)
...................... 4,366 755,755
NuVasive, Inc.
(a)
..................... 6,653 374,763

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
OraSure Technologies, Inc.
(a)
............ 9,179 $ 97,160
Orthofix Medical, Inc.
(a)(b)
............... 2,521 108,353
OrthoPediatrics Corp.
(a)
................ 1,757 72,476
Outset Medical, Inc.
(a)
................. 1,190 67,640
PAVmed, Inc.
(a)
..................... 4,473 9,483
Pulmonx Corp.
(a)
.................... 1,423 98,215
Pulse Biosciences, Inc.
(a)
............... 1,861 44,403
Quotient Ltd.
(a)
...................... 9,414 49,047
Repro-Med Systems, Inc.
(a)
............. 3,224 19,408
Retractable Technologies, Inc.
(a)(b)
......... 1,830 19,654
Rockwell Medical, Inc.
(a)
............... 9,266 9,359
SeaSpine Holdings Corp.
(a)
............. 3,501 61,092
Shockwave Medical, Inc.
(a)
.............. 3,607 374,118
SI-BONE, Inc.
(a)
..................... 3,402 101,720
Sientra, Inc.
(a)(b)
..................... 6,453 25,102
Silk Road Medical, Inc.
(a)
............... 3,510 221,060
Soliton, Inc.
(a)
...................... 773 5,937
STAAR Surgical Co.
(a)
................. 5,826 461,536
Stereotaxis, Inc.
(a)
................... 5,928 30,174
Surgalign Holdings, Inc.
(a)
.............. 7,485 16,392
Surmodics, Inc.
(a)
.................... 1,793 78,031
Tactile Systems Technology, Inc.
(a)
........ 2,456 110,373
Tela Bio, Inc.
(a)
...................... 710 10,678
TransMedics Group, Inc.
(a)(b)
............. 3,184 63,362
Utah Medical Products, Inc. ............. 456 38,441
Vapotherm, Inc.
(a)
.................... 2,586 69,460
Varex Imaging Corp.
(a)
................ 5,069 84,551
Venus Concept, Inc.
(a)
................. 2,262 3,913
ViewRay, Inc.
(a)(b)
.................... 15,213 58,114
VolitionRX Ltd.
(a)(b)
................... 2,925 11,378
Zynex, Inc.
(a)
....................... 2,221 29,895
10,934,445
Health Care Providers & Services — 2.7%
1Life Healthcare, Inc.
(a)
................ 10,201 445,274
AdaptHealth Corp.
(a)
.................. 3,230 121,319
Addus HomeCare Corp.
(a)(b)
............. 1,865 218,373
American Renal Associates Holdings, Inc.
(a)
.. 1,987 22,751
AMN Healthcare Services, Inc.
(a)
.......... 5,922 404,176
Apollo Medical Holdings, Inc.
(a)
........... 2,476 45,236
Avalon GloboCare Corp.
(a)(b)
............. 2,720 3,046
BioTelemetry, Inc.
(a)
.................. 4,284 308,791
Brookdale Senior Living, Inc.
(a)(b)
.......... 21,800 96,574
Castle Biosciences, Inc.
(a)
.............. 1,376 92,398
Community Health Systems, Inc.
(a)
........ 10,534 78,268
CorVel Corp.
(a)
...................... 1,059 112,254
Covetrus, Inc.
(a)
..................... 14,782 424,835
Cross Country Healthcare, Inc.
(a)
......... 4,593 40,740
Ensign Group, Inc. (The) ............... 6,647 484,699
Enzo Biochem, Inc.
(a)
................. 6,578 16,577
Exagen, Inc.
(a)
...................... 611 8,065
Five Star Senior Living, Inc.
(a)
............ 2,338 16,132
Fulgent Genetics, Inc.
(a)
............... 1,733 90,289
Hanger, Inc.
(a)
...................... 4,879 107,289
HealthEquity, Inc.
(a)(b)
................. 9,633 671,516
InfuSystem Holdings, Inc.
(a)
............. 1,823 34,236
Joint Corp. (The)
(a)
................... 1,756 46,113
LHC Group, Inc.
(a)
................... 3,887 829,175
Magellan Health, Inc.
(a)(b)
............... 3,046 252,331
MEDNAX, Inc.
(a)
..................... 9,417 231,093
National HealthCare Corp. .............. 1,683 111,768
National Research Corp. ............... 1,752 74,898
Ontrak, Inc.
(a)
...................... 1,057 65,312
Option Care Health, Inc.
(a)
.............. 5,601 87,600
Owens & Minor, Inc. .................. 9,266 250,645
Patterson Cos., Inc.
(b)
................. 10,931 323,885
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Pennant Group, Inc. (The)
(a)
............. 3,302 $ 191,714
PetIQ, Inc.
(a)
....................... 2,779 106,853
Progyny, Inc.
(a)
...................... 3,507 148,662
Providence Service Corp. (The)
(a)
......... 1,537 213,074
R1 RCM, Inc.
(a)
..................... 13,877 333,326
RadNet, Inc.
(a)
...................... 5,814 113,780
Select Medical Holdings Corp.
(a)
.......... 14,045 388,485
Sharps Compliance Corp.
(a)(b)
............ 1,721 16,263
Surgery Partners, Inc.
(a)
............... 2,777 80,561
Tenet Healthcare Corp.
(a)
............... 13,272 529,951
Tivity Health, Inc.
(a)
................... 5,505 107,843
Triple-S Management Corp., Class B
(a)
..... 3,082 65,801
US Physical Therapy, Inc.
(b)
............. 1,636 196,729
Viemed Healthcare, Inc.
(a)
.............. 4,574 35,494
8,644,194
Health Care Technology — 1.2%
Accolade, Inc.
(a)
..................... 1,687 73,385
Allscripts Healthcare Solutions, Inc.
(a)
...... 19,935 287,861
Computer Programs & Systems, Inc. ....... 1,726 46,326
Evolent Health, Inc., Class A
(a)
........... 9,579 153,551
Health Catalyst, Inc.
(a)
................. 4,348 189,268
HealthStream, Inc.
(a)
.................. 3,440 75,130
HMS Holdings Corp.
(a)
................ 11,408 419,244
iCAD, Inc.
(a)
........................ 2,620 34,584
Inovalon Holdings, Inc., Class A
(a)
......... 9,593 174,305
Inspire Medical Systems, Inc.
(a)
.......... 3,353 630,666
NantHealth, Inc.
(a)(b)
.................. 3,558 11,492
NextGen Healthcare, Inc.
(a)
............. 6,989 127,479
Omnicell, Inc.
(a)
..................... 5,434 652,189
OptimizeRx Corp.
(a)
.................. 2,011 62,663
Phreesia, Inc.
(a)(b)
.................... 4,271 231,744
Schrodinger, Inc.
(a)
................... 3,789 300,013
Simulations Plus, Inc. ................. 1,835 131,973
Tabula Rasa HealthCare, Inc.
(a)
.......... 2,751 117,853
Vocera Communications, Inc.
(a)
.......... 4,007 166,411
3,886,137
Hotels, Restaurants & Leisure — 3.7%
Accel Entertainment, Inc.
(a)
............. 5,693 57,499
Bally's Corp. ....................... 2,257 113,369
Biglari Holdings, Inc., Class A
(a)
.......... 8 4,680
Biglari Holdings, Inc., Class B
(a)
.......... 133 14,790
BJ's Restaurants, Inc. ................. 2,850 109,696
Bloomin' Brands, Inc. ................. 11,366 220,728
Bluegreen Vacations Corp. ............. 972 7,718
Bluegreen Vacations Holding Corp. ........ 1,743 23,583
Boyd Gaming Corp.
(a)
................. 10,502 450,746
Brinker International, Inc.
(b)
............. 5,763 326,013
Caesars Entertainment, Inc.
(a)
........... 23,064 1,712,963
Carrols Restaurant Group, Inc.
(a)
.......... 4,613 28,970
Century Casinos, Inc.
(a)
................ 3,588 22,927
Cheesecake Factory, Inc. (The) .......... 5,567 206,313
Churchill Downs, Inc.
(b)
................ 4,866 947,848
Chuy's Holdings, Inc.
(a)
................ 2,559 67,788
Cracker Barrel Old Country Store, Inc. ...... 2,993 394,837
Dave & Buster's Entertainment, Inc. ....... 5,710 171,414
Del Taco Restaurants, Inc.
(a)
............ 3,868 35,044
Denny's Corp.
(a)
..................... 8,150 119,642
Dine Brands Global, Inc. ............... 2,003 116,174
El Pollo Loco Holdings, Inc.
(a)
............ 2,146 38,843
Everi Holdings, Inc.
(a)
................. 10,229 141,262
Fiesta Restaurant Group, Inc.
(a)
.......... 2,626 29,936
GAN Ltd.
(a)
........................ 2,997 60,779
Golden Entertainment, Inc.
(a)
............ 2,413 47,995
Hilton Grand Vacations, Inc.
(a)(b)
.......... 10,983 344,317

2020
BlackRock Annual Report To Shareholders
BlackRock Small Cap Index V.I. Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
International Game Technology plc ........ 12,798 $ 216,798
Jack in the Box, Inc. .................. 2,943 273,110
Kura Sushi USA, Inc., Class A
(a)
.......... 452 8,814
Lindblad Expeditions Holdings, Inc.
(a)
....... 3,437 58,841
Marriott Vacations Worldwide Corp. ........ 5,155 707,369
Monarch Casino & Resort, Inc.
(a)
.......... 1,689 103,401
Nathan's Famous, Inc. ................ 366 20,210
Noodles & Co.
(a)
..................... 4,265 33,693
Papa John's International, Inc.
(b)
.......... 4,254 360,952
Penn National Gaming, Inc.
(a)
............ 19,969 1,724,723
PlayAGS, Inc.
(a)
..................... 3,591 25,855
RCI Hospitality Holdings, Inc. ............ 961 37,902
Red Robin Gourmet Burgers, Inc.
(a)
........ 1,725 33,172
Red Rock Resorts, Inc., Class A .......... 8,515 213,216
Ruth's Hospitality Group, Inc. ............ 4,161 73,775
Scientific Games Corp., Class A
(a)(b)
........ 7,394 306,777
SeaWorld Entertainment, Inc.
(a)(b)
......... 6,498 205,272
Shake Shack, Inc., Class A
(a)(b)
........... 4,454 377,610
Target Hospitality Corp.
(a)
.............. 4,408 6,965
Texas Roadhouse, Inc. ................ 8,390 655,762
Wingstop, Inc. ...................... 3,774 500,244
11,760,335
Household Durables — 2.0%
Beazer Homes USA, Inc.
(a)
............. 3,883 58,827
Casper Sleep, Inc.
(a)
.................. 3,180 19,557
Cavco Industries, Inc.
(a)
................ 1,203 211,066
Century Communities, Inc.
(a)(b)
........... 3,716 162,686
Ethan Allen Interiors, Inc. .............. 3,176 64,187
GoPro, Inc., Class A
(a)(b)
................ 15,442 127,860
Green Brick Partners, Inc.
(a)
............. 2,967 68,122
Hamilton Beach Brands Holding Co., Class A . 1,018 17,825
Helen of Troy Ltd.
(a)
.................. 3,243 720,562
Hooker Furniture Corp. ................ 1,326 42,764
Installed Building Products, Inc.
(a)
......... 2,946 300,286
iRobot Corp.
(a)
...................... 3,547 284,789
KB Home ......................... 11,455 383,972
La-Z-Boy, Inc. ...................... 5,219 207,925
Legacy Housing Corp.
(a)
............... 963 14,551
LGI Homes, Inc.
(a)
................... 2,904 307,388
Lifetime Brands, Inc. .................. 1,738 26,418
Lovesac Co. (The)
(a)
.................. 1,244 53,604
M/I Homes, Inc.
(a)
.................... 3,580 158,558
MDC Holdings, Inc. .................. 6,591 320,323
Meritage Homes Corp.
(a)
............... 4,685 388,012
Purple Innovation, Inc.
(a)
............... 2,115 69,668
Skyline Champion Corp.
(a)(b)
............. 6,819 210,980
Sonos, Inc.
(a)
....................... 10,292 240,730
Taylor Morrison Home Corp.
(a)(b)
.......... 16,342 419,172
TopBuild Corp.
(a)
.................... 4,235 779,579
TRI Pointe Group, Inc.
(a)
............... 14,977 258,353
Tupperware Brands Corp.
(a)
............. 6,280 203,409
Turtle Beach Corp.
(a)
.................. 1,864 40,169
Universal Electronics, Inc.
(a)
............. 1,789 93,851
VOXX International Corp.
(a)
............. 2,582 32,946
6,288,139
Household Products — 0.2%
Central Garden & Pet Co.
(a)
............. 1,288 49,729
Central Garden & Pet Co., Class A
(a)
....... 5,172 187,899
Oil-Dri Corp. of America ............... 656 22,357
WD-40 Co.
(b)
....................... 1,743 463,080
723,065
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.
(a)
................ 12,184 $ 25,586
Brookfield Renewable Corp. ............ 13,200 769,135
Clearway Energy, Inc. ................. 4,626 136,698
Clearway Energy, Inc., Class C .......... 10,477 334,531
Ormat Technologies, Inc. ............... 5,088 459,345
Sunnova Energy International, Inc.
(a)
....... 6,885 310,720
2,036,015
Industrial Conglomerates — 0.0%
Raven Industries, Inc. ................. 4,505 149,070
Insurance — 2.1%
Ambac Financial Group, Inc.
(a)
........... 6,015 92,511
American Equity Investment Life Holding Co. . 11,761 325,309
AMERISAFE, Inc. ................... 2,237 128,471
Argo Group International Holdings Ltd. ..... 4,273 186,730
BRP Group, Inc., Class A
(a)
............. 5,512 165,195
Citizens, Inc.
(a)(b)
..................... 6,570 37,646
CNO Financial Group, Inc. .............. 17,231 383,045
Crawford & Co., Class A ............... 2,073 15,319
Donegal Group, Inc., Class A ............ 1,325 18,643
eHealth, Inc.
(a)
...................... 3,309 233,648
Employers Holdings, Inc. ............... 3,664 117,944
Enstar Group Ltd.
(a)
.................. 1,548 317,170
FBL Financial Group, Inc., Class A ........ 1,230 64,587
FedNat Holding Co. .................. 1,616 9,567
Genworth Financial, Inc., Class A
(a)
........ 65,483 247,526
Goosehead Insurance, Inc., Class A ....... 1,719 214,462
Greenlight Capital Re Ltd., Class A
(a)
....... 3,963 28,970
HCI Group, Inc. ..................... 784 41,003
Heritage Insurance Holdings, Inc. ......... 3,616 36,630
Horace Mann Educators Corp. ........... 4,848 203,810
Independence Holding Co. ............. 675 27,675
Investors Title Co. ................... 172 26,316
James River Group Holdings Ltd. ......... 3,864 189,916
Kinsale Capital Group, Inc. ............. 2,714 543,153
MBIA, Inc.
(a)
....................... 6,510 42,836
National General Holdings Corp. ......... 8,842 302,220
National Western Life Group, Inc., Class A ... 345 71,222
NI Holdings, Inc.
(a)
................... 1,375 22,577
Palomar Holdings, Inc.
(a)
............... 2,641 234,626
ProAssurance Corp. .................. 7,051 125,437
ProSight Global, Inc.
(a)
................ 1,224 15,704
Protective Insurance Corp., Class B ....... 1,163 15,945
RLI Corp.
(b)
........................ 5,059 526,895
Safety Insurance Group, Inc. ............ 1,849 144,037
Selective Insurance Group, Inc.
(b)
......... 7,529 504,292
Selectquote, Inc.
(a)
................... 4,081 84,681
State Auto Financial Corp. .............. 2,372 42,079
Stewart Information Services Corp. ........ 3,405 164,666
Third Point Reinsurance Ltd.
(a)
........... 10,623 101,131
Tiptree, Inc. ....................... 3,208 16,104
Trean Insurance Group, Inc.
(a)
........... 1,415 18,536
Trupanion, Inc.
(a)
.................... 3,874 463,757
United Fire Group, Inc. ................ 2,867 71,962
United Insurance Holdings Corp. ......... 2,729 15,610
Universal Insurance Holdings, Inc. ........ 3,335 50,392
Vericity, Inc.
(a)
...................... 223 2,232
Watford Holdings Ltd.
(a)
................ 2,332 80,687
6,772,874
Interactive Media & Services — 0.4%
(a)
Cargurus, Inc. ...................... 11,174 354,551
Cars.com, Inc. ...................... 8,957 101,214
DHI Group, Inc. ..................... 6,873 15,258
Eventbrite, Inc., Class A ............... 7,953 143,949

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Interactive Media & Services (continued)
EverQuote, Inc., Class A ............... 1,901 $ 71,002
Liberty TripAdvisor Holdings, Inc., Class A ... 9,645 41,859
MediaAlpha, Inc., Class A .............. 1,280 50,010
QuinStreet, Inc. ..................... 5,922 126,968
TrueCar, Inc. ....................... 14,047 58,998
Yelp, Inc. ......................... 9,191 300,270
1,264,079
Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com, Inc., Class A
(a)
........ 3,415 88,790
CarParts.com, Inc.
(a)
.................. 4,331 53,661
Duluth Holdings, Inc., Class B
(a)
.......... 1,209 12,767
Groupon, Inc.
(a)
..................... 3,062 116,341
Lands' End, Inc.
(a)
................... 1,299 28,019
Liquidity Services, Inc.
(a)
............... 3,724 59,249
Magnite, Inc.
(a)
...................... 13,965 428,865
Overstock.com, Inc.
(a)
................. 5,543 265,898
PetMed Express, Inc.
(b)
................ 2,650 84,959
Quotient Technology, Inc.
(a)
............. 11,693 110,148
RealReal, Inc. (The)
(a)
................. 8,008 156,476
Shutterstock, Inc. .................... 2,830 202,911
Stamps.com, Inc.
(a)
................... 2,198 431,226
Stitch Fix, Inc., Class A
(a)
............... 7,735 454,199
Waitr Holdings, Inc.
(a)
................. 9,891 27,497
2,521,006
IT Services — 1.9%
Brightcove, Inc.
(a)
.................... 5,103 93,895
Cardtronics plc, Class A
(a)
.............. 4,494 158,638
Cass Information Systems, Inc. .......... 1,904 74,085
Conduent, Inc.
(a)
.................... 21,388 102,662
CSG Systems International, Inc. .......... 4,186 188,663
Endurance International Group Holdings, Inc.
(a)
7,921 74,853
EVERTEC, Inc. ..................... 7,797 306,578
Evo Payments, Inc., Class A
(a)(b)
.......... 5,223 141,073
ExlService Holdings, Inc.
(a)
............. 4,164 354,481
GreenSky, Inc., Class A
(a)
.............. 8,321 38,526
Grid Dynamics Holdings, Inc.
(a)
........... 2,741 34,537
GTT Communications, Inc.
(a)(b)
........... 4,219 15,062
Hackett Group, Inc. (The) .............. 3,361 48,365
I3 Verticals, Inc., Class A
(a)
.............. 2,288 75,962
Information Services Group, Inc.
(a)
........ 5,071 16,633
International Money Express, Inc.
(a)
........ 3,565 55,329
KBR, Inc. ......................... 17,919 554,235
Limelight Networks, Inc.
(a)
.............. 15,715 62,703
LiveRamp Holdings, Inc.
(a)
.............. 8,195 599,792
ManTech International Corp., Class A ...... 3,535 314,403
MAXIMUS, Inc. ..................... 7,735 566,125
MoneyGram International, Inc.
(a)
.......... 8,436 46,103
NIC, Inc. .......................... 8,483 219,116
Paysign, Inc.
(a)
...................... 4,001 18,565
Perficient, Inc.
(a)(b)
.................... 4,216 200,892
Perspecta, Inc. ..................... 17,980 432,958
PFSweb, Inc.
(a)
..................... 1,827 12,296
Priority Technology Holdings, Inc.
(a)
........ 801 5,639
Rackspace Technology, Inc.
(a)
........... 4,393 83,730
Repay Holdings Corp.
(a)
............... 7,713 210,179
ServiceSource International, Inc.
(a)
........ 10,912 19,205
StarTek, Inc.
(a)
...................... 2,147 16,145
Sykes Enterprises, Inc.
(a)
............... 4,955 186,655
TTEC Holdings, Inc. .................. 2,305 168,104
Tucows, Inc., Class A
(a)(b)
............... 1,263 93,323
Unisys Corp.
(a)
...................... 7,794 153,386
Verra Mobility Corp.
(a)
................. 17,231 231,240
Security
Shares
Shares Value
IT Services (continued)
Virtusa Corp.
(a)
..................... 3,724 $ 190,408
6,164,544
Leisure Products — 0.7%
Acushnet Holdings Corp. ............... 4,388 177,890
American Outdoor Brands, Inc.
(a)
......... 1,842 31,369
Callaway Golf Co. ................... 11,817 283,726
Clarus Corp. ....................... 2,888 44,475
Escalade, Inc. ...................... 1,239 26,230
Johnson Outdoors, Inc., Class A .......... 710 79,967
Malibu Boats, Inc., Class A
(a)
............ 2,617 163,405
Marine Products Corp. ................ 1,102 16,023
MasterCraft Boat Holdings, Inc.
(a)
......... 2,572 63,889
Nautilus, Inc.
(a)
...................... 3,988 72,342
Smith & Wesson Brands, Inc. ............ 6,914 122,724
Sturm Ruger & Co., Inc. ............... 2,154 140,161
Vista Outdoor, Inc.
(a)
.................. 7,482 177,772
YETI Holdings, Inc.
(a)
................. 10,281 703,940
2,103,913
Life Sciences Tools & Services — 0.9%
Champions Oncology, Inc.
(a)
............. 870 9,387
ChromaDex Corp.
(a)
.................. 5,926 28,445
Codexis, Inc.
(a)
...................... 7,145 155,975
Fluidigm Corp.
(a)
.................... 9,326 55,956
Harvard Bioscience, Inc.
(a)
.............. 4,783 20,519
Luminex Corp. ...................... 5,718 132,200
Medpace Holdings, Inc.
(a)
.............. 3,551 494,299
NanoString Technologies, Inc.
(a)
.......... 5,648 377,738
NeoGenomics, Inc.
(a)
................. 13,465 724,956
Pacific Biosciences of California, Inc.
(a)(b)
.... 22,693 588,657
Personalis, Inc.
(a)
.................... 3,046 111,514
Quanterix Corp.
(a)
.................... 2,777 129,131
2,828,777
Machinery — 3.6%
Alamo Group, Inc. ................... 1,258 173,541
Albany International Corp., Class A ........ 3,826 280,905
Altra Industrial Motion Corp. ............ 8,361 463,450
Astec Industries, Inc. ................. 2,908 168,315
Barnes Group, Inc. ................... 5,979 303,076
Blue Bird Corp.
(a)
.................... 2,100 38,346
Chart Industries, Inc.
(a)
................ 4,605 542,423
CIRCOR International, Inc.
(a)
............ 2,468 94,870
Columbus McKinnon Corp. ............. 3,045 117,050
Douglas Dynamics, Inc. ............... 2,891 123,648
Eastern Co. (The) ................... 730 17,593
Energy Recovery, Inc.
(a)
............... 5,077 69,250
Enerpac Tool Group Corp. .............. 7,073 159,921
EnPro Industries, Inc. ................. 2,717 205,188
ESCO Technologies, Inc. .............. 3,286 339,181
Evoqua Water Technologies Corp.
(a)
....... 11,514 310,648
ExOne Co. (The)
(a)
................... 1,467 13,922
Federal Signal Corp.
(b)
................ 7,763 257,499
Franklin Electric Co., Inc. .............. 5,839 404,117
Gencor Industries, Inc.
(a)
............... 1,255 15,437
Gorman-Rupp Co. (The)
(b)
.............. 2,343 76,030
Graham Corp. ...................... 1,423 21,601
Greenbrier Cos., Inc. (The) ............. 4,203 152,905
Helios Technologies, Inc.
(b)
............. 3,962 211,135
Hillenbrand, Inc. .................... 9,611 382,518
Hurco Cos., Inc. ..................... 896 26,880
Hyster-Yale Materials Handling, Inc.
(b)
...... 1,108 65,981
John Bean Technologies Corp. ........... 3,981 453,316
Kadant, Inc.
(b)
...................... 1,474 207,805
Kennametal, Inc.
(b)
................... 10,488 380,085

2020
BlackRock Annual Report To Shareholders
BlackRock Small Cap Index V.I. Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Machinery (continued)
L B Foster Co., Class A
(a)
............... 1,509 $ 22,710
Lindsay Corp. ...................... 1,374 176,504
Luxfer Holdings plc .................. 3,830 62,889
Lydall, Inc.
(a)
....................... 2,247 67,477
Manitowoc Co., Inc. (The)
(a)
............. 4,691 62,437
Mayville Engineering Co., Inc.
(a)
.......... 877 11,769
Meritor, Inc.
(a)(b)
..................... 8,984 250,743
Miller Industries, Inc. ................. 1,464 55,661
Mueller Industries, Inc. ................ 6,283 220,596
Mueller Water Products, Inc., Class A ...... 20,600 255,028
Navistar International Corp.
(a)
............ 6,484 285,037
NN, Inc.
(a)
......................... 4,836 31,773
Omega Flex, Inc.
(b)
................... 393 57,378
Park-Ohio Holdings Corp. .............. 985 30,437
Proto Labs, Inc.
(a)(b)
................... 3,421 524,781
RBC Bearings, Inc.
(a)
................. 3,181 569,526
REV Group, Inc. .................... 3,966 34,940
Rexnord Corp.
(b)
.................... 15,318 604,908
Shyft Group, Inc. (The) ................ 4,530 128,561
SPX Corp.
(a)
....................... 5,546 302,479
SPX FLOW, Inc.
(a)
................... 5,330 308,927
Standex International Corp.
(b)
............ 1,599 123,954
Tennant Co. ....................... 2,322 162,935
Terex Corp. ........................ 8,556 298,519
TriMas Corp.
(a)
...................... 4,908 155,436
Wabash National Corp.
(b)
............... 6,760 116,475
Watts Water Technologies, Inc., Class A ..... 3,457 420,717
Welbilt, Inc.
(a)(b)
..................... 16,709 220,559
11,639,792
Marine — 0.2%
Costamare, Inc. ..................... 7,116 58,921
Eagle Bulk Shipping, Inc.
(a)
............. 942 17,898
Genco Shipping & Trading Ltd. ........... 2,370 17,443
Matson, Inc. ....................... 5,560 316,753
Pangaea Logistics Solutions Ltd.
(a)
........ 967 2,679
Safe Bulkers, Inc.
(a)
.................. 7,634 9,924
Scorpio Bulkers, Inc. ................. 772 13,070
SEACOR Holdings, Inc.
(a)
.............. 2,354 97,573
534,261
Media — 0.8%
AMC Networks, Inc., Class A
(a)
........... 3,512 125,624
Boston Omaha Corp., Class A
(a)
.......... 1,497 41,392
Cardlytics, Inc.
(a)
.................... 3,332 475,710
comScore, Inc.
(a)
.................... 8,078 20,114
Daily Journal Corp.
(a)
................. 153 61,812
Emerald Holding, Inc. ................. 4,059 22,000
Entercom Communications Corp., Class A ... 17,245 42,595
Entravision Communications Corp., Class A .. 8,032 22,088
EW Scripps Co. (The), Class A ........... 7,028 107,458
Fluent, Inc.
(a)
....................... 6,226 33,060
Gannett Co., Inc.
(a)
................... 15,730 52,853
Gray Television, Inc.
(a)
................. 11,152 199,509
Hemisphere Media Group, Inc.
(a)
.......... 2,141 22,181
iHeartMedia, Inc., Class A
(a)
............. 8,083 104,917
Loral Space & Communications, Inc. ....... 1,829 38,391
Meredith Corp. ..................... 4,943 94,905
MSG Networks, Inc., Class A
(a)
........... 3,343 49,276
National CineMedia, Inc. ............... 6,954 25,869
Saga Communications, Inc., Class A ....... 482 11,578
Scholastic Corp. .................... 3,598 89,950
Sinclair Broadcast Group, Inc., Class A
(b)
.... 5,664 180,398
TechTarget, Inc.
(a)
.................... 3,072 181,586
TEGNA, Inc.
(b)
...................... 28,420 396,459
Tribune Publishing Co. ................ 1,716 23,509
Security
Shares
Shares Value
Media (continued)
WideOpenWest, Inc.
(a)
................ 7,019 $ 74,893
2,498,127
Metals & Mining — 1.7%
Alcoa Corp.
(a)
...................... 23,808 548,774
Allegheny Technologies, Inc.
(a)
........... 16,307 273,468
Arconic Corp.
(a)(b)
.................... 12,651 377,000
Caledonia Mining Corp. plc ............. 1,367 21,708
Carpenter Technology Corp. ............ 6,022 175,361
Century Aluminum Co.
(a)
............... 6,962 76,791
Cleveland-Cliffs, Inc.
(b)
................ 50,403 733,868
Coeur Mining, Inc.
(a)
.................. 31,480 325,818
Commercial Metals Co. ................ 15,360 315,494
Compass Minerals International, Inc. ....... 4,462 275,395
Fortitude Gold Corp.
(a)
................. 2,411 2,532
Gatos Silver, Inc.
(a)
................... 2,854 37,188
Gold Resource Corp. ................. 8,439 24,557
Haynes International, Inc. .............. 1,648 39,288
Hecla Mining Co. .................... 66,139 428,581
Kaiser Aluminum Corp. ................ 2,000 197,800
Materion Corp. ..................... 2,597 165,481
Novagold Resources, Inc.
(a)
............. 30,065 290,729
Olympic Steel, Inc. ................... 1,268 16,902
Ryerson Holding Corp.
(a)
............... 2,354 32,109
Schnitzer Steel Industries, Inc., Class A ..... 3,224 102,878
SunCoke Energy, Inc. ................. 10,873 47,298
TimkenSteel Corp.
(a)
.................. 5,979 27,922
United States Steel Corp. .............. 28,307 474,708
Warrior Met Coal, Inc. ................. 6,536 139,347
Worthington Industries, Inc. ............. 4,745 243,608
5,394,605
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Anworth Mortgage Asset Corp. ........... 14,265 38,658
Apollo Commercial Real Estate Finance, Inc. . 17,031 190,236
Arbor Realty Trust, Inc.
(b)
............... 14,660 207,879
Ares Commercial Real Estate Corp. ....... 3,589 42,745
Arlington Asset Investment Corp., Class A
(a)
.. 2,565 9,696
ARMOUR Residential REIT, Inc. .......... 8,636 93,182
Blackstone Mortgage Trust, Inc., Class A
(b)
... 17,800 490,034
Broadmark Realty Capital, Inc. ........... 16,482 168,116
Capstead Mortgage Corp. .............. 12,646 73,473
Cherry Hill Mortgage Investment Corp. ..... 2,234 20,419
Chimera Investment Corp. .............. 23,095 236,724
Colony Credit Real Estate, Inc. ........... 11,363 85,222
Dynex Capital, Inc.
(b)
.................. 2,862 50,944
Ellington Financial, Inc. ................ 5,586 82,896
Ellington Residential Mortgage REIT ....... 1,164 15,179
Granite Point Mortgage Trust, Inc. ........ 7,463 74,555
Great Ajax Corp. .................... 2,702 28,263
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 9,352 593,197
Invesco Mortgage Capital, Inc. ........... 23,810 80,478
KKR Real Estate Finance Trust, Inc. ....... 3,798 68,060
Ladder Capital Corp. ................. 13,296 130,035
MFA Financial, Inc. ................... 58,521 227,647
New York Mortgage Trust, Inc.
(b)
.......... 48,721 179,780
Orchid Island Capital, Inc.
(b)
............. 9,097 47,486
PennyMac Mortgage Investment Trust ...... 12,841 225,873
Ready Capital Corp. .................. 5,310 66,110
Redwood Trust, Inc. .................. 14,649 128,618
TPG RE Finance Trust, Inc. ............. 7,288 77,399
Two Harbors Investment Corp. ........... 35,021 223,084
Western Asset Mortgage Capital Corp.
(b)
.... 7,668 24,998
3,980,986

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Multiline Retail — 0.2%
Big Lots, Inc.
(b)
...................... 5,101 $ 218,986
Dillard's, Inc., Class A
(b)
................ 918 57,880
Macy's, Inc. ....................... 39,567 445,129
721,995
Multi-Utilities — 0.4%
Avista Corp. ....................... 8,653 347,332
Black Hills Corp. .................... 7,849 482,321
NorthWestern Corp. .................. 6,501 379,073
Unitil Corp. ........................ 1,933 85,574
1,294,300
Oil, Gas & Consumable Fuels — 1.4%
Adams Resources & Energy, Inc. ......... 243 5,856
Antero Resources Corp.
(a)
.............. 30,249 164,857
Arch Resources, Inc. ................. 2,007 87,846
Ardmore Shipping Corp. ............... 4,444 14,532
Berry Corp. ........................ 9,503 34,971
Bonanza Creek Energy, Inc.
(a)
........... 2,503 48,383
Brigham Minerals, Inc., Class A .......... 4,915 54,016
Clean Energy Fuels Corp.
(a)(b)
............ 15,886 124,864
CNX Resources Corp.
(a)
............... 28,894 312,055
Comstock Resources, Inc.
(a)
............. 2,578 11,266
CONSOL Energy, Inc.
(a)
............... 3,650 26,317
Contango Oil & Gas Co.
(a)(b)
............. 11,723 26,846
CVR Energy, Inc. .................... 3,889 57,946
Delek US Holdings, Inc. ............... 8,130 130,649
DHT Holdings, Inc. ................... 14,560 76,149
Diamond S Shipping, Inc., Class S
(a)
....... 3,463 23,064
Dorian LPG Ltd.
(a)
................... 4,501 54,867
Earthstone Energy, Inc., Class A
(a)
........ 2,843 15,153
Energy Fuels, Inc.
(a)
.................. 15,380 65,519
Evolution Petroleum Corp. .............. 4,274 12,181
Falcon Minerals Corp. ................. 5,944 18,724
Frontline Ltd.
(b)
..................... 15,809 98,332
Golar LNG Ltd.
(a)(b)
................... 11,685 112,643
Goodrich Petroleum Corp.
(a)
............. 1,356 13,682
Green Plains, Inc.
(a)
.................. 4,336 57,105
International Seaways, Inc. ............. 3,260 53,236
Kosmos Energy Ltd.
(b)
................. 48,871 114,847
Magnolia Oil & Gas Corp., Class A
(a)
....... 15,378 108,569
Matador Resources Co.
(a)
.............. 14,220 171,493
NACCO Industries, Inc., Class A .......... 496 13,045
NextDecade Corp.
(a)
.................. 2,703 5,649
Nordic American Tankers Ltd. ........... 18,951 55,905
Overseas Shipholding Group, Inc., Class A
(a)
. 9,123 19,523
Ovintiv, Inc. ........................ 33,765 484,865
Par Pacific Holdings, Inc.
(a)
............. 5,308 74,206
PBF Energy, Inc., Class A
(b)
............. 12,096 85,882
PDC Energy, Inc.
(a)(b)
.................. 12,534 257,323
Peabody Energy Corp.
(a)
............... 9,289 22,386
Penn Virginia Corp.
(a)
................. 1,845 18,727
PrimeEnergy Resources Corp.
(a)
.......... 68 2,936
Range Resources Corp.
(a)
.............. 27,620 185,054
Renewable Energy Group, Inc.
(a)
......... 4,955 350,913
REX American Resources Corp.
(a)
........ 756 55,543
Scorpio Tankers, Inc. ................. 6,814 76,249
SFL Corp. Ltd. ...................... 12,515 78,594
SM Energy Co. ..................... 15,199 93,018
Southwestern Energy Co.
(a)
............. 82,487 245,811
Talos Energy, Inc.
(a)
.................. 1,656 13,645
Tellurian, Inc.
(a)(b)
.................... 20,145 25,786
Uranium Energy Corp.
(a)
............... 24,505 43,129
W&T Offshore, Inc.
(a)(b)
................ 12,348 26,795
Whiting Petroleum Corp.
(a)
.............. 164 4,100
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp. .............. 8,015 $ 249,747
4,584,799
Paper & Forest Products — 0.5%
Boise Cascade Co. .................. 5,065 242,107
Clearwater Paper Corp.
(a)
.............. 2,145 80,974
Domtar Corp.
(b)
..................... 6,878 217,688
Glatfelter Corp. ..................... 5,929 97,117
Louisiana-Pacific Corp. ................ 14,046 522,090
Neenah, Inc. ....................... 2,097 116,006
Schweitzer-Mauduit International, Inc. ...... 3,976 159,875
Verso Corp., Class A ................. 3,988 47,936
1,483,793
Personal Products — 0.4%
BellRing Brands, Inc., Class A
(a)
.......... 5,294 128,697
Edgewell Personal Care Co. ............ 7,035 243,270
elf Beauty, Inc.
(a)(b)
................... 5,796 146,001
Inter Parfums, Inc. ................... 2,282 138,038
Lifevantage Corp.
(a)
.................. 1,846 17,205
Medifast, Inc. ...................... 1,440 282,730
Nature's Sunshine Products, Inc.
(a)
........ 1,254 18,747
Revlon, Inc., Class A
(a)(b)
............... 1,015 12,058
USANA Health Sciences, Inc.
(a)
.......... 1,476 113,800
Veru, Inc.
(a)
........................ 6,201 53,639
1,154,185
Pharmaceuticals — 1.6%
AcelRx Pharmaceuticals, Inc.
(a)
.......... 10,527 13,053
Aerie Pharmaceuticals, Inc.
(a)
............ 5,017 67,780
Agile Therapeutics, Inc.
(a)
.............. 8,972 25,750
Amneal Pharmaceuticals, Inc.
(a)
.......... 13,652 62,390
Amphastar Pharmaceuticals, Inc.
(a)
........ 4,678 94,075
ANI Pharmaceuticals, Inc.
(a)
............. 1,233 35,806
Aquestive Therapeutics, Inc.
(a)
........... 2,541 13,594
Arvinas, Inc.
(a)
...................... 3,926 333,435
Atea Pharmaceuticals, Inc.
(a)
............ 1,806 75,455
Athira Pharma, Inc.
(a)
................. 1,568 53,704
Avenue Therapeutics, Inc.
(a)
............. 806 4,796
Axsome Therapeutics, Inc.
(a)
............ 3,522 286,937
Aytu BioScience, Inc.
(a)
................ 303 1,810
BioDelivery Sciences International, Inc.
(a)
.... 11,503 48,313
Cara Therapeutics, Inc.
(a)
.............. 5,596 84,667
Cassava Sciences, Inc.
(a)
.............. 3,124 21,306
Cerecor, Inc.
(a)
...................... 4,088 10,792
Chiasma, Inc.
(a)
..................... 6,442 28,023
Collegium Pharmaceutical, Inc.
(a)(b)
........ 4,589 91,918
Corcept Therapeutics, Inc.
(a)
............ 12,482 326,529
CorMedix, Inc.
(a)
..................... 3,633 26,993
Cymabay Therapeutics, Inc.
(a)
........... 9,305 53,411
Durect Corp.
(a)
...................... 26,082 53,990
Eloxx Pharmaceuticals, Inc.
(a)
............ 3,641 14,491
Endo International plc
(a)(b)
.............. 28,273 203,000
Eton Pharmaceuticals, Inc.
(a)
............ 1,911 15,536
Evofem Biosciences, Inc.
(a)(b)
............ 9,550 23,015
Evolus, Inc.
(a)
...................... 2,879 9,673
Fulcrum Therapeutics, Inc.
(a)
............ 1,735 20,317
Graybug Vision, Inc.
(a)
................. 754 21,881
Harmony Biosciences Holdings, Inc.
(a)
...... 681 24,618
Harrow Health, Inc.
(a)
................. 2,973 20,395
IMARA, Inc.
(a)
...................... 667 14,707
Innoviva, Inc.
(a)
..................... 8,462 104,844
Intersect ENT, Inc.
(a)
.................. 4,035 92,401
Intra-Cellular Therapies, Inc.
(a)
........... 8,495 270,141
Kala Pharmaceuticals, Inc.
(a)
............ 5,270 35,731
Kaleido Biosciences, Inc.
(a)(b)
............ 1,552 14,123

2020
BlackRock Annual Report To Shareholders
BlackRock Small Cap Index V.I. Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Pharmaceuticals (continued)
Lannett Co., Inc.
(a)
................... 4,271 $ 27,847
Liquidia Technologies, Inc.
(a)
............ 2,719 8,021
Lyra Therapeutics, Inc.
(a)
............... 594 6,772
Marinus Pharmaceuticals, Inc.
(a)
.......... 2,893 35,295
NGM Biopharmaceuticals, Inc.
(a)
.......... 3,250 98,459
Ocular Therapeutix, Inc.
(a)
.............. 8,761 181,353
Odonate Therapeutics, Inc.
(a)
............ 1,770 33,984
Omeros Corp.
(a)(b)
.................... 7,665 109,495
Optinose, Inc.
(a)
..................... 4,175 17,284
Osmotica Pharmaceuticals plc
(a)
.......... 1,621 6,678
Pacira BioSciences, Inc.
(a)
.............. 5,445 325,829
Paratek Pharmaceuticals, Inc.
(a)
.......... 5,304 33,203
Phathom Pharmaceuticals, Inc.
(a)(b)
........ 1,432 47,571
Phibro Animal Health Corp., Class A ....... 2,748 53,366
Pliant Therapeutics, Inc.
(a)
.............. 1,297 29,468
Prestige Consumer Healthcare, Inc.
(a)
...... 6,434 224,354
Provention Bio, Inc.
(a)
................. 5,713 96,778
Recro Pharma, Inc.
(a)
................. 2,701 7,698
Relmada Therapeutics, Inc.
(a)
............ 1,894 60,741
Revance Therapeutics, Inc.
(a)
............ 8,178 231,764
Satsuma Pharmaceuticals, Inc.
(a)
......... 1,227 5,656
scPharmaceuticals, Inc.
(a)
.............. 616 3,259
SIGA Technologies, Inc.
(a)
.............. 7,071 51,406
Strongbridge Biopharma plc
(a)
........... 4,835 11,749
Supernus Pharmaceuticals, Inc.
(a)
......... 6,253 157,325
Tarsus Pharmaceuticals, Inc.
(a)
........... 752 31,080
TherapeuticsMD, Inc.
(a)
................ 31,896 38,594
Theravance Biopharma, Inc.
(a)
........... 5,779 102,693
Tricida, Inc.
(a)
....................... 3,799 26,783
Verrica Pharmaceuticals, Inc.
(a)(b)
......... 1,714 19,728
VYNE Therapeutics, Inc.
(a)
.............. 19,170 30,289
WaVe Life Sciences Ltd.
(a)
.............. 4,322 34,014
Xeris Pharmaceuticals, Inc.
(a)
............ 5,231 25,737
Zogenix, Inc.
(a)
...................... 7,167 143,268
5,016,941
Professional Services — 1.2%
Acacia Research Corp.
(a)
............... 5,266 20,748
Akerna Corp.
(a)
..................... 1,218 3,946
ASGN, Inc.
(a)(b)
...................... 6,471 540,523
Barrett Business Services, Inc. ........... 1,047 71,416
BG Staffing, Inc. .................... 1,420 19,156
CBIZ, Inc.
(a)
........................ 6,494 172,805
CRA International, Inc. ................ 1,043 53,120
Exponent, Inc. ...................... 6,571 591,587
Forrester Research, Inc.
(a)
.............. 1,475 61,803
Franklin Covey Co.
(a)(b)
................ 1,676 37,325
GP Strategies Corp.
(a)
................. 1,846 21,894
Heidrick & Struggles International, Inc. ..... 2,596 76,270
Huron Consulting Group, Inc.
(a)
........... 2,848 167,890
ICF International, Inc. ................. 2,336 173,635
Insperity, Inc. ....................... 4,566 371,764
Kelly Services, Inc., Class A ............. 4,184 86,065
Kforce, Inc.
(b)
....................... 2,465 103,752
Korn Ferry ........................ 6,622 288,057
Mastech Digital, Inc.
(a)
................. 525 8,348
Mistras Group, Inc.
(a)
................. 2,325 18,042
Red Violet, Inc.
(a)
.................... 813 21,227
Resources Connection, Inc. ............. 4,164 52,341
TriNet Group, Inc.
(a)
.................. 5,225 421,135
TrueBlue, Inc.
(a)
..................... 4,215 78,778
Upwork, Inc.
(a)
...................... 11,993 413,998
Willdan Group, Inc.
(a)(b)
................ 1,339 55,836
3,931,461
Security
Shares
Shares Value
Real Estate Management & Development — 0.8%
Altisource Portfolio Solutions SA
(a)
........ 708 $ 9,119
American Realty Investors, Inc.
(a)
......... 393 4,284
CTO Realty Growth, Inc. ............... 836 35,246
Cushman & Wakefield plc
(a)
............. 14,253 211,372
eXp World Holdings, Inc.
(a)
.............. 3,180 200,722
Fathom Holdings, Inc.
(a)(b)
.............. 624 22,489
Forestar Group, Inc.
(a)
................. 2,201 44,416
FRP Holdings, Inc.
(a)
.................. 908 41,359
Indus Realty Trust, Inc.
(a)
............... 413 25,812
Kennedy-Wilson Holdings, Inc.
(b)
.......... 15,717 281,177
Marcus & Millichap, Inc.
(a)
.............. 3,098 115,338
Maui Land & Pineapple Co., Inc.
(a)
........ 1,072 12,360
Newmark Group, Inc., Class A ........... 18,271 133,196
Rafael Holdings, Inc., Class B
(a)(b)
......... 909 21,198
RE/MAX Holdings, Inc., Class A .......... 2,229 80,980
Realogy Holdings Corp.
(a)
.............. 15,051 197,469
Redfin Corp.
(a)(b)
..................... 12,788 877,640
RMR Group, Inc. (The), Class A .......... 1,887 72,876
St. Joe Co. (The) .................... 4,319 183,342
Stratus Properties, Inc.
(a)
............... 832 21,216
Tejon Ranch Co.
(a)
................... 2,793 40,359
Transcontinental Realty Investors, Inc.
(a)
.... 162 3,906
2,635,876
Road & Rail — 0.5%
ArcBest Corp. ...................... 3,177 135,562
Avis Budget Group, Inc.
(a)
.............. 6,735 251,215
Covenant Logistics Group, Inc., Class A
(a)
... 1,391 20,601
Daseke, Inc.
(a)
...................... 5,427 31,531
Heartland Express, Inc. ................ 6,002 108,636
Marten Transport Ltd. ................. 7,509 129,380
PAM Transportation Services, Inc.
(a)
....... 250 12,250
Saia, Inc.
(a)
........................ 3,377 610,562
Universal Logistics Holdings, Inc. ......... 1,108 22,814
US Xpress Enterprises, Inc., Class A
(a)
...... 2,996 20,493
Werner Enterprises, Inc. ............... 7,712 302,465
1,645,509
Semiconductors & Semiconductor Equipment — 2.9%
Advanced Energy Industries, Inc.
(a)(b)
....... 4,824 467,783
Alpha & Omega Semiconductor Ltd.
(a)
...... 2,706 63,970
Ambarella, Inc.
(a)
.................... 4,284 393,357
Amkor Technology, Inc. ................ 13,002 196,070
Atomera, Inc.
(a)
..................... 1,931 31,070
Axcelis Technologies, Inc.
(a)
............. 4,410 128,419
AXT, Inc.
(a)
........................ 5,162 49,400
Brooks Automation, Inc. ............... 9,284 629,919
CEVA, Inc.
(a)
....................... 2,732 124,306
CMC Materials, Inc. .................. 3,689 558,146
Cohu, Inc. ......................... 5,217 199,185
CyberOptics Corp.
(a)
.................. 942 21,374
Diodes, Inc.
(a)
...................... 5,509 388,385
DSP Group, Inc.
(a)
................... 2,886 47,879
FormFactor, Inc.
(a)
................... 9,983 429,469
GSI Technology, Inc.
(a)
................ 2,022 14,963
Ichor Holdings Ltd.
(a)
.................. 2,949 88,898
Impinj, Inc.
(a)
....................... 2,324 97,306
Lattice Semiconductor Corp.
(a)
........... 17,489 801,346
MACOM Technology Solutions Holdings, Inc.
(a)
6,063 333,708
Maxeon Solar Technologies Ltd.
(a)
......... 1,292 36,654
MaxLinear, Inc.
(a)
.................... 8,726 333,246
NeoPhotonics Corp.
(a)
................. 6,505 59,130
NVE Corp. ........................ 672 37,753
Onto Innovation, Inc.
(a)
................ 6,098 289,960
PDF Solutions, Inc.
(a)
................. 3,884 83,894
Photronics, Inc.
(a)
.................... 8,314 92,784

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Pixelworks, Inc.
(a)
.................... 4,865 $ 13,719
Power Integrations, Inc. ............... 7,541 617,306
Rambus, Inc.
(a)
..................... 14,577 254,514
Semtech Corp.
(a)
.................... 8,248 594,598
Silicon Laboratories, Inc.
(a)
.............. 5,517 702,535
SiTime Corp.
(a)
...................... 1,186 132,749
SMART Global Holdings, Inc.
(a)
........... 1,895 71,309
SunPower Corp.
(a)
................... 9,657 247,606
Synaptics, Inc.
(a)
.................... 4,423 426,377
Ultra Clean Holdings, Inc.
(a)
............. 5,051 157,339
Veeco Instruments, Inc.
(a)
.............. 5,845 101,469
9,317,895
Software — 5.8%
8x8, Inc.
(a)
......................... 13,673 471,308
A10 Networks, Inc.
(a)
.................. 8,303 81,868
ACI Worldwide, Inc.
(a)
................. 14,806 568,995
Agilysys, Inc.
(a)
..................... 2,488 95,489
Alarm.com Holdings, Inc.
(a)
............. 6,071 628,045
Altair Engineering, Inc., Class A
(a)
......... 5,444 316,732
American Software, Inc., Class A ......... 4,029 69,178
Appfolio, Inc., Class A
(a)(b)
.............. 2,101 378,264
Appian Corp.
(a)
..................... 4,570 740,751
Asure Software, Inc.
(a)
................. 1,314 9,329
Avaya Holdings Corp.
(a)
................ 10,661 204,158
Benefitfocus, Inc.
(a)
................... 4,013 58,108
Blackbaud, Inc. ..................... 6,405 368,672
Blackline, Inc.
(a)
..................... 6,549 873,506
Bottomline Technologies DE, Inc.
(a)
........ 5,700 300,618
Box, Inc., Class A
(a)
.................. 18,060 325,983
Cerence, Inc.
(a)
..................... 4,678 470,045
ChannelAdvisor Corp.
(a)
............... 3,719 59,430
Cloudera, Inc.
(a)
..................... 26,443 367,822
CommVault Systems, Inc.
(a)
............. 5,426 300,438
Cornerstone OnDemand, Inc.
(a)
.......... 7,866 346,419
Digimarc Corp.
(a)
.................... 1,475 69,679
Digital Turbine, Inc.
(a)
................. 10,732 607,002
Domo, Inc., Class B
(a)
................. 3,264 208,145
Ebix, Inc.
(b)
........................ 3,345 127,010
eGain Corp.
(a)
...................... 2,825 33,363
Envestnet, Inc.
(a)
.................... 6,769 557,021
GTY Technology Holdings, Inc.
(a)
......... 5,830 30,199
Intelligent Systems Corp.
(a)
............. 978 39,228
j2 Global, Inc.
(a)
..................... 5,506 537,881
LivePerson, Inc.
(a)
................... 7,948 494,604
MicroStrategy, Inc., Class A
(a)
............ 939 364,848
Mimecast Ltd.
(a)
..................... 7,418 421,639
Mitek Systems, Inc.
(a)
................. 5,041 89,629
Model N, Inc.
(a)
..................... 4,394 156,778
OneSpan, Inc.
(a)
..................... 4,500 93,060
Park City Group, Inc.
(a)
................ 1,277 6,117
Ping Identity Holding Corp.
(a)
............ 4,740 135,754
Progress Software Corp. ............... 5,806 262,373
PROS Holdings, Inc.
(a)(b)
............... 5,082 258,013
Q2 Holdings, Inc.
(a)
................... 6,469 818,523
QAD, Inc., Class A ................... 1,558 98,434
Qualys, Inc.
(a)
...................... 4,337 528,550
Rapid7, Inc.
(a)
...................... 6,550 590,548
Rimini Street, Inc.
(a)
.................. 2,641 11,700
Sailpoint Technologies Holdings, Inc.
(a)
..... 11,282 600,654
Sapiens International Corp. NV .......... 3,411 104,411
SeaChange International, Inc.
(a)
.......... 3,077 4,308
SecureWorks Corp., Class A
(a)
........... 1,136 16,154
ShotSpotter, Inc.
(a)
................... 1,098 41,395
Smith Micro Software, Inc.
(a)
............. 4,237 22,965
Sprout Social, Inc., Class A
(a)
............ 3,557 161,523
Security
Shares
Shares Value
Software (continued)
SPS Commerce, Inc.
(a)
................ 4,554 $ 494,519
Sumo Logic, Inc.
(a)
................... 1,780 50,872
SVMK, Inc.
(a)
....................... 15,737 402,080
Synchronoss Technologies, Inc.
(a)
......... 5,752 27,034
Telenav, Inc.
(a)
...................... 4,426 20,802
Tenable Holdings, Inc.
(a)
............... 9,116 476,402
Upland Software, Inc.
(a)
................ 3,346 153,548
Varonis Systems, Inc.
(a)
................ 4,004 655,094
Verint Systems, Inc.
(a)
................. 8,328 559,475
Veritone, Inc.
(a)
..................... 3,160 89,902
VirnetX Holding Corp.
(b)
................ 8,291 41,787
Workiva, Inc.
(a)
...................... 5,047 462,406
Xperi Holding Corp. .................. 13,275 277,448
Yext, Inc.
(a)(b)
....................... 13,171 207,048
Zix Corp.
(a)
........................ 7,316 63,137
Zuora, Inc., Class A
(a)
................. 13,284 185,046
18,693,266
Specialty Retail — 2.6%
Aaron's Co., Inc. (The)
(a)
............... 4,371 82,874
Abercrombie & Fitch Co., Class A ......... 7,849 159,806
Academy Sports & Outdoors, Inc.
(a)
........ 1,991 41,273
American Eagle Outfitters, Inc. ........... 19,585 393,071
America's Car-Mart, Inc.
(a)
.............. 830 91,167
Asbury Automotive Group, Inc.
(a)
.......... 2,439 355,460
At Home Group, Inc.
(a)(b)
............... 6,936 107,231
Bed Bath & Beyond, Inc. ............... 16,209 287,872
Boot Barn Holdings, Inc.
(a)(b)
............. 3,624 157,137
Buckle, Inc. (The) ................... 3,695 107,894
Caleres, Inc. ....................... 4,728 73,993
Camping World Holdings, Inc., Class A ..... 4,266 111,129
Cato Corp. (The), Class A .............. 2,996 28,732
Chico's FAS, Inc. .................... 18,259 29,032
Children's Place, Inc. (The)
(a)(b)
........... 1,746 87,475
Citi Trends, Inc. ..................... 1,278 63,491
Conn's, Inc.
(a)
...................... 2,008 23,473
Container Store Group, Inc. (The)
(a)
........ 2,426 23,144
Designer Brands, Inc., Class A ........... 7,913 60,534
Envela Corp.
(a)
...................... 1,027 5,340
Express, Inc.
(a)(b)
.................... 8,759 7,971
GameStop Corp., Class A
(a)
............. 6,859 129,224
Genesco, Inc.
(a)
..................... 1,747 52,567
Group 1 Automotive, Inc. ............... 2,252 295,327
GrowGeneration Corp.
(a)
............... 4,669 187,787
Guess?, Inc. ....................... 4,816 108,938
Haverty Furniture Cos., Inc. ............. 2,098 58,052
Hibbett Sports, Inc.
(a)
................. 2,052 94,761
Lithia Motors, Inc., Class A ............. 3,308 968,152
Lumber Liquidators Holdings, Inc.
(a)(b)
...... 3,716 114,230
MarineMax, Inc.
(a)
.................... 2,523 88,381
Michaels Cos., Inc. (The)
(a)
............. 9,674 125,859
Monro, Inc.
(b)
....................... 4,060 216,398
Murphy USA, Inc. ................... 3,430 448,884
National Vision Holdings, Inc.
(a)
.......... 10,255 464,449
ODP Corp. (The) .................... 6,535 191,475
OneWater Marine, Inc., Class A
(a)
......... 1,029 29,934
Rent-A-Center, Inc. .................. 6,015 230,314
RH
(a)
............................ 2,023 905,333
Sally Beauty Holdings, Inc.
(a)
............ 14,598 190,358
Shoe Carnival, Inc. ................... 1,138 44,587
Signet Jewelers Ltd.
(b)
................. 6,784 185,000
Sleep Number Corp.
(a)
................ 3,508 287,165
Sonic Automotive, Inc., Class A
(b)
......... 2,877 110,966
Sportsman's Warehouse Holdings, Inc.
(a)
.... 5,364 94,138
Tilly's, Inc., Class A .................. 2,334 19,045
Urban Outfitters, Inc.
(a)(b)
............... 8,973 229,709

2020
BlackRock Annual Report To Shareholders
BlackRock Small Cap Index V.I. Fund
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Specialty Retail (continued)
Winmark Corp. ..................... 395 $ 73,391
Zumiez, Inc.
(a)
...................... 2,658 97,761
8,340,284
Technology Hardware, Storage & Peripherals — 0.2%
(a)
3D Systems Corp. ................... 15,733 164,882
Avid Technology, Inc. ................. 4,169 66,162
Corsair Gaming, Inc. ................. 1,909 69,144
Diebold Nixdorf, Inc.
(b)
................. 8,779 93,584
Eastman Kodak Co. .................. 2,191 17,835
Immersion Corp. .................... 2,073 23,404
Intevac, Inc. ....................... 2,670 19,251
Quantum Corp. ..................... 3,907 23,911
Super Micro Computer, Inc. ............. 5,729 181,380
659,553
Textiles, Apparel & Luxury Goods — 0.9%
Crocs, Inc.
(a)
....................... 8,537 534,928
Deckers Outdoor Corp.
(a)
............... 3,596 1,031,261
Fossil Group, Inc.
(a)
.................. 6,532 56,632
G-III Apparel Group Ltd.
(a)
.............. 5,543 131,591
Kontoor Brands, Inc. .................. 6,679 270,900
Lakeland Industries, Inc.
(a)
.............. 1,003 27,332
Movado Group, Inc.
(a)
................. 2,288 38,027
Oxford Industries, Inc.
(b)
............... 2,147 140,650
Rocky Brands, Inc. ................... 943 26,470
Steven Madden Ltd. .................. 10,561 373,014
Superior Group of Cos., Inc. ............ 1,519 35,302
Unifi, Inc.
(a)
........................ 1,745 30,956
Vera Bradley, Inc.
(a)
.................. 3,000 23,880
Wolverine World Wide, Inc.
(b)
............ 10,271 320,969
3,041,912
Thrifts & Mortgage Finance — 1.7%
Axos Financial, Inc.
(a)
................. 7,375 276,784
Bogota Financial Corp.
(a)
............... 813 7,244
Bridgewater Bancshares, Inc.
(a)
.......... 3,082 38,494
Capitol Federal Financial, Inc.
(b)
.......... 15,957 199,462
Columbia Financial, Inc.
(a)(b)
............. 5,524 85,953
ESSA Bancorp, Inc. .................. 1,222 18,330
Essent Group Ltd. ................... 14,034 606,269
Federal Agricultural Mortgage Corp., Class C . 1,229 91,253
Flagstar Bancorp, Inc. ................ 6,213 253,242
FS Bancorp, Inc. .................... 493 27,016
Greene County Bancorp, Inc. ............ 388 9,890
Hingham Institution For Savings (The) ...... 187 40,392
Home Bancorp, Inc. .................. 1,018 28,494
HomeStreet, Inc. .................... 2,561 86,434
Kearny Financial Corp. ................ 10,162 107,311
Luther Burbank Corp. ................. 2,629 25,764
Merchants Bancorp .................. 1,064 29,398
Meridian Bancorp, Inc. ................ 6,383 95,171
Meta Financial Group, Inc. .............. 4,135 151,176
MMA Capital Holdings, Inc.
(a)
............ 637 15,670
Mr Cooper Group, Inc.
(a)
............... 9,637 299,036
NMI Holdings, Inc., Class A
(a)
............ 10,641 241,019
Northfield Bancorp, Inc. ............... 5,768 71,119
Northwest Bancshares, Inc. ............. 15,009 191,215
Oconee Federal Financial Corp. .......... 98 2,479
OP Bancorp ....................... 1,864 14,353
PCSB Financial Corp. ................. 2,088 33,283
PDL Community Bancorp
(a)
............. 1,335 14,031
PennyMac Financial Services, Inc. ........ 5,385 353,364
Pioneer Bancorp, Inc.
(a)
................ 1,483 15,675
Premier Financial Corp. ............... 4,636 106,628
Provident Bancorp, Inc. ................ 1,329 15,948
Security
Shares
Shares Value
Thrifts & Mortgage Finance (continued)
Provident Financial Holdings, Inc. ......... 732 $ 11,500
Provident Financial Services, Inc. ......... 9,159 164,496
Prudential Bancorp, Inc. ............... 1,270 17,590
Radian Group, Inc. ................... 24,722 500,621
Riverview Bancorp, Inc. ............... 3,056 16,075
Security National Financial Corp., Class A
(a)
.. 841 7,022
Southern Missouri Bancorp, Inc. .......... 1,047 31,871
Standard AVB Financial Corp. ........... 404 13,166
Sterling Bancorp, Inc. ................. 2,419 10,982
Territorial Bancorp, Inc. ................ 1,110 26,673
Timberland Bancorp, Inc. .............. 982 23,823
TrustCo Bank Corp. .................. 12,433 82,928
Walker & Dunlop, Inc. ................. 3,598 331,088
Washington Federal, Inc. ............... 9,696 249,575
Waterstone Financial, Inc. .............. 3,092 58,191
Western New England Bancorp, Inc. ....... 2,982 20,546
WSFS Financial Corp. ................ 6,123 274,800
5,392,844
Tobacco — 0.1%
Turning Point Brands, Inc.
(b)
............. 1,518 67,642
Universal Corp. ..................... 3,151 153,170
Vector Group Ltd. ................... 18,190 211,914
432,726
Trading Companies & Distributors — 1.5%
Alta Equipment Group, Inc.
(a)
............ 2,288 22,605
Applied Industrial Technologies, Inc. ....... 4,993 389,404
Beacon Roofing Supply, Inc.
(a)
........... 7,039 282,897
BMC Stock Holdings, Inc.
(a)
............. 8,554 459,179
CAI International, Inc. ................. 2,260 70,602
DXP Enterprises, Inc.
(a)
................ 2,306 51,262
EVI Industries, Inc.
(a)(b)
................ 654 19,568
Foundation Building Materials, Inc.
(a)
....... 2,718 52,213
GATX Corp.
(b)
...................... 4,504 374,643
General Finance Corp.
(a)
............... 1,474 12,544
GMS, Inc.
(a)
........................ 5,276 160,813
H&E Equipment Services, Inc.
(b)
.......... 4,209 125,470
Herc Holdings, Inc.
(a)
................. 3,151 209,258
Lawson Products, Inc.
(a)
............... 584 29,731
MRC Global, Inc.
(a)
................... 8,734 57,906
Nesco Holdings, Inc.
(a)
................ 1,542 11,365
NOW, Inc.
(a)
....................... 13,557 97,339
Rush Enterprises, Inc., Class A .......... 5,346 221,432
Rush Enterprises, Inc., Class B .......... 853 32,320
SiteOne Landscape Supply, Inc.
(a)(b)
........ 5,640 894,673
Systemax, Inc. ..................... 1,489 53,440
Textainer Group Holdings Ltd.
(a)
.......... 6,218 119,261
Titan Machinery, Inc.
(a)
................ 2,475 48,386
Transcat, Inc.
(a)
..................... 853 29,582
Triton International Ltd. ................ 7,656 371,393
Veritiv Corp.
(a)
...................... 1,816 37,755
WESCO International, Inc.
(a)
............ 6,233 489,291
Willis Lease Finance Corp.
(a)
............ 394 12,001
4,736,333
Water Utilities — 0.4%
American States Water Co. ............. 4,683 372,345
Artesian Resources Corp., Class A ........ 1,099 40,751
Cadiz, Inc.
(a)
....................... 2,492 26,540
California Water Service Group .......... 6,367 344,009
Consolidated Water Co. Ltd. ............ 1,787 21,533
Global Water Resources, Inc. ............ 1,617 23,301
Middlesex Water Co. ................. 2,167 157,042
Pure Cycle Corp.
(a)(b)
.................. 2,648 29,737
SJW Group ........................ 3,382 234,576

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Water Utilities (continued)
York Water Co. (The) ................. 1,710 $ 79,686
1,329,520
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.
(a)
................ 5,878 74,768
Gogo, Inc.
(a)
....................... 7,126 68,623
Shenandoah Telecommunications Co. ...... 6,261 270,788
Spok Holdings, Inc. .................. 2,466 27,447
441,626
Total Common Stocks — 98.7%
(Cost: $221,386,455) .............................. 317,543,925
Investment Companies — 0.0%
Ferroglobe Representation & Warranty
Insurance Trust - Beneficial Interest Units
(c)
10,979 —
Total Investment Companies — 0.0%
(Cost: $—) ..................................... —
Total Long-Term Investments — 98.7%
(Cost: $221,386,455) .............................. 317,543,925
Security
Shares
Shares Value
Short-Term Securities — 9.4%
(e)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
*
.................... 3,838,753 $ 3,838,753
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 2,909 2,909
SL Liquidity Series, LLC, Money Market Series,
0.17%
(f)*
........................ 26,259,674 26,267,552
Total Short-Term Securities — 9.4%
(Cost: $30,109,256) ............................... 30,109,214
Total Investments — 108.1%
(Cost: $251,495,711 ) .............................. 347,653,139
Liabilities in Excess of Other Assets — (8.1)% ............. (25,910,000)
Net Assets — 100.0% ............................... $ 321,743,139
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 3,005,083 $ 833,670 $ — $ — $ — $ 3,838,753 3,838,753 $ 10,130 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... 41,598,888 — (15,311,496) (19,573) (267) 26,267,552 26,259,674 271,746
(b)
—
$ (19,573) $ (267) $ 30,106,305 $ 281,876 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2020
BlackRock Annual Report To Shareholders
BlackRock Small Cap Index V.I. Fund
24
Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 47 03/19/21 $ 4,641 $ 124,496
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 124,496 $ — $ — $ — $ 124,496
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the year ended December 31, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 841,468 $ — $ — $ — $ 841,468
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 101,463 — — — 101,463
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 3,168,795

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
25
Schedule of Investments
(continued)
December 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 2,921,630 $ — $ — $ 2,921,630
Air Freight & Logistics .................................... 1,049,776 — — 1,049,776
Airlines .............................................. 1,000,787 — — 1,000,787
Auto Components ...................................... 4,474,107 — — 4,474,107
Automobiles .......................................... 242,457 — — 242,457
Banks ............................................... 24,572,264 — — 24,572,264
Beverages ........................................... 950,551 — — 950,551
Biotechnology ......................................... 35,711,149 — 5,326 35,716,475
Building Products ....................................... 4,725,983 — — 4,725,983
Capital Markets ........................................ 4,982,721 — — 4,982,721
Chemicals ............................................ 5,528,244 — — 5,528,244
Commercial Services & Supplies ............................. 6,111,991 — — 6,111,991
Communications Equipment ................................ 2,883,523 — — 2,883,523
Construction & Engineering ................................ 4,464,282 — — 4,464,282
Construction Materials .................................... 468,592 — — 468,592
Consumer Finance ...................................... 2,384,410 — — 2,384,410
Containers & Packaging .................................. 705,417 — — 705,417
Distributors ........................................... 226,208 — — 226,208
Diversified Consumer Services .............................. 1,776,280 — — 1,776,280
Diversified Financial Services ............................... 637,790 — — 637,790
Diversified Telecommunication Services ........................ 2,401,489 — — 2,401,489
Electric Utilities ........................................ 1,962,860 — — 1,962,860
Electrical Equipment ..................................... 5,472,567 — — 5,472,567
Electronic Equipment, Instruments & Components ................. 7,184,367 — — 7,184,367
Energy Equipment & Services .............................. 2,083,920 — — 2,083,920
Entertainment ......................................... 791,621 — — 791,621
Equity Real Estate Investment Trusts (REITs) .................... 17,039,072 — — 17,039,072
Food & Staples Retailing .................................. 2,433,958 — — 2,433,958
Food Products ......................................... 4,570,695 — — 4,570,695
Gas Utilities ........................................... 2,800,706 — — 2,800,706
Health Care Equipment & Supplies ........................... 10,934,445 — — 10,934,445
Health Care Providers & Services ............................ 8,644,194 — — 8,644,194
Health Care Technology .................................. 3,886,137 — — 3,886,137
Hotels, Restaurants & Leisure .............................. 11,760,335 — — 11,760,335
Household Durables ..................................... 6,288,139 — — 6,288,139
Household Products ..................................... 723,065 — — 723,065
Independent Power and Renewable Electricity Producers ............ 2,036,015 — — 2,036,015
Industrial Conglomerates .................................. 149,070 — — 149,070
Insurance ............................................ 6,772,874 — — 6,772,874
Interactive Media & Services ............................... 1,264,079 — — 1,264,079
Internet & Direct Marketing Retail ............................ 2,521,006 — — 2,521,006
IT Services ........................................... 6,164,544 — — 6,164,544
Leisure Products ....................................... 2,103,913 — — 2,103,913
Life Sciences Tools & Services .............................. 2,828,777 — — 2,828,777
Machinery ............................................ 11,639,792 — — 11,639,792
Marine .............................................. 534,261 — — 534,261
Media ............................................... 2,498,127 — — 2,498,127
Metals & Mining ........................................ 5,392,073 2,532 — 5,394,605
Mortgage Real Estate Investment Trusts (REITs) .................. 3,980,986 — — 3,980,986
Multiline Retail ......................................... 721,995 — — 721,995
Multi-Utilities .......................................... 1,294,300 — — 1,294,300
Oil, Gas & Consumable Fuels ............................... 4,584,799 — — 4,584,799
Paper & Forest Products .................................. 1,483,793 — — 1,483,793
Personal Products ...................................... 1,154,185 — — 1,154,185

2020
BlackRock Annual Report To Shareholders
BlackRock Small Cap Index V.I. Fund
26
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Pharmaceuticals ....................................... $ 5,016,941 $ — $ — $ 5,016,941
Professional Services .................................... 3,931,461 — — 3,931,461
Real Estate Management & Development ....................... 2,635,876 — — 2,635,876
Road & Rail ........................................... 1,645,509 — — 1,645,509
Semiconductors & Semiconductor Equipment .................... 9,317,895 — — 9,317,895
Software ............................................. 18,693,266 — — 18,693,266
Specialty Retail ........................................ 8,340,284 — — 8,340,284
Technology Hardware, Storage & Peripherals .................... 659,553 — — 659,553
Textiles, Apparel & Luxury Goods ............................ 3,041,912 — — 3,041,912
Thrifts & Mortgage Finance ................................ 5,392,844 — — 5,392,844
Tobacco ............................................. 432,726 — — 432,726
Trading Companies & Distributors ............................ 4,736,333 — — 4,736,333
Water Utilities ......................................... 1,329,520 — — 1,329,520
Wireless Telecommunication Services ......................... 441,626 — — 441,626
Short-Term Securities ....................................... 3,841,662 — — 3,841,662
Subtotal ....................................................
$ 321,377,729 $ 2,532 $ 5,326 $ 321,385,587
Investments valued at NAV
(a)
...................................... 26,267,552
$ —
Total Investments .............................................. $ 347,653,139
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 124,496 $ — $ — $ 124,496
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
December 31, 2020
27
Financial Statements
See notes to financial statements.
BlackRock
Small Cap
Index V.I. Fund
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $25,566,448) (cost — $221,389,364) .......................................... $ 317,546,834
Investments at value — affiliated (cost — $30,106,347) ................................................................................ 30,106,305
Cash ................................................................................................................. 170
Cash pledged for futures contracts .............................................................................................. 267,000
Receivables: –
Investments sold ........................................................................................................ 38,664
Securities lending income — affiliated .......................................................................................... 15,419
Capital shares sold ....................................................................................................... 77,277
Dividends — affiliated ..................................................................................................... 99
Dividends — unaffiliated ................................................................................................... 277,615
Prepaid expenses ......................................................................................................... 2,399
Total assets .............................................................................................................
348,331,782
LIABILITIES
Collateral on securities loaned at value ........................................................................................... 26,285,427
Payables: –
Investments purchased .................................................................................................... 2,909
Accounting services fees ................................................................................................... 19,434
Capital shares redeemed ................................................................................................... 67,988
Custodian fees .......................................................................................................... 17,098
Investment advisory fees .................................................................................................. 21,144
Directors' and Officer's fees ................................................................................................. 2,234
Other affiliate fees ....................................................................................................... 2,190
Printing and postage fees .................................................................................................. 65,236
Professional fees ........................................................................................................ 41,600
Transfer agent fees ...................................................................................................... 33,678
Variation margin on futures contracts ........................................................................................... 3,936
Other accrued expenses ................................................................................................... 25,769
Total liabilities ............................................................................................................
26,588,643
NET ASSETS ............................................................................................................
$ 321,743,139
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 222,974,502
Accumulated earnings ...................................................................................................... 98,768,637
NET ASSETS ............................................................................................................
$ 321,743,139

Statement of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report To Shareholders
28
See notes to financial statements.
BlackRock Small
Cap Index V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 321,743,139
Shares outstanding .................................................................................................
24,712,365
Net asset value ....................................................................................................
$ 13.02
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2020
29
Financial Statements
See notes to financial statements.
BlackRock
Small Cap
Index V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 10,130
Dividends — unaffiliated ................................................................................................... 3,264,291
Securities lending income — affiliated — net ..................................................................................... 271,746
Foreign taxes withheld .................................................................................................... (5,347)
Total investment income .....................................................................................................
3,540,820
EXPENSES
Printing and postage ..................................................................................................... 210,737
Investment advisory ...................................................................................................... 203,138
Transfer agent .......................................................................................................... 142,173
Professional ........................................................................................................... 74,434
Accounting services ...................................................................................................... 60,327
Custodian ............................................................................................................. 21,366
Directors and Officer ..................................................................................................... 11,588
Miscellaneous .......................................................................................................... 17,895
Total expenses ...........................................................................................................
741,658
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (57,683)
Transfer agent fees reimbursed .............................................................................................. (125,340)
Total expenses after fees waived and/or reimbursed ..................................................................................
558,635
Net investment income ......................................................................................................
2,982,185
REALIZED AND UNREALIZED GAIN (LOSS) $ 49,258,398
Net realized gain (loss) from: $ –
Investments — affiliated ................................................................................................. (19,573)
Investments — unaffiliated ............................................................................................... 10,493,754
Futures contracts ...................................................................................................... 841,468
A
11,315,649
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. (267)
Investments — unaffiliated ............................................................................................... 37,841,553
Futures contracts ...................................................................................................... 101,463
A
37,942,749
Net realized and unrealized gain ...............................................................................................
49,258,398
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 52,240,583

Statements of Changes in Net Assets

2020
BlackRock Annual Report To Shareholders
30
See notes to financial statements.
BlackRock Small Cap Index V.I. Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 2,982,185 $ 3,699,259
Net realized gain .................................................................................. 11,315,649 13,674,355
Net change in unrealized appreciation (depreciation) .......................................................... 37,942,749 42,575,588
Net increase in net assets resulting from operations .............................................................
52,240,583 59,949,202
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(13,197,729) (16,463,952)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(2,266,429) (818,241)
NET ASSETS
Total increase in net assets ............................................................................. 36,776,425 42,667,009
Beginning of year .................................................................................... 284,966,714 242,299,705
End of year ........................................................................................
$ 321,743,139 $ 284,966,714
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
31
Financial Highlights
See notes to financial statements.
BlackRock Small Cap Index V.I. Fund
(a)
Class I
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 11.34 $ 9.60 $ 14.57 $ 13.63 $ 11.78
Net investment income
(b)
.....................................
0.12 0.15 0.18 0.16 0.15
Net realized and unrealized gain (loss) ...........................
2.11 2.29 (1.86) 1.83 2.33
Net increase (decrease) from investment operations ....................
2.23 2.44 (1.68) 1.99 2.48
Distributions
(c)
– – – – –
From net investment income ..................................
(0.16) (0.15) (0.19) (0.16) (0.16)
From net realized gain .......................................
(0.39) (0.55) (3.10) (0.89) (0.47)
Total distributions ...........................................
(0.55) (0.70) (3.29) (1.05) (0.63)
Net asset value, end of year ...................................
$ 13.02 $ 11.34 $ 9.60 $ 14.57 $ 13.63
Total Return
(d)
19.84% 25.40% (11.25)% — —
Based on net asset value ......................................
19.84% 25.40% (11.25)% 14.55% 20.96%
Ratios to Average Net Assets
Total expenses .............................................
0.29% 0.27% 0.30%
(e)
0.23% 0.31%
Total expenses after fees waived and/or reimbursed ....................
0.22% 0.22% 0.23%
(e)
0.22% 0.30%
Net investment income .......................................
1.17% 1.37% 1.17% 1.11% 1.23%
Supplemental Data
Net assets, end of year (000) ....................................
$ 321,743 $ 284,967 $ 242,300 $ 340,353 $ 315,275
Portfolio turnover rate ........................................
16% 13% 17% 12% 15%
(a)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the "Predecessor Fund"), a series of State Farm Variable
Product Trust, through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.27%
and 0.23%, respectively.

Notes to Financial Statements
2020
BlackRock Annual Report To Shareholders
32
ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Small Cap Index
V.I. Fund (the "Fund"). The Fund is classified as diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statement of Assets and Liabilities.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE").
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic
Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
34
that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Barclays Capital, Inc. ................................................... $ 1,176,238 $ (1,176,238) $ —
BofA Securities, Inc. .................................................... 36,982 (36,982) —
Citigroup Global Markets, Inc. ............................................. 8,163,948 (8,163,948) —
Credit Suisse Securities (USA) LLC ......................................... 3,723,403 (3,723,403) —
Jefferies LLC ......................................................... 212,435 (212,435) —
JP Morgan Securities LLC ................................................ 4,190,993 (4,190,993) —
National Financial Services LLC ............................................ 3,743,414 (3,743,414) —
State Street Bank & Trust Co. ............................................. 3,606,269 (3,606,269) —
TD Prime Services LLC ................................................. 712,766 (712,766) —
$ 25,566,448 $ (25,566,448) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund's net assets.
For the year ended December 31, 2020, the Fund reimbursed the Manager $2,836 for certain accounting services, which is included in accounting services in the Statement of Operations.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations . For the year ended December 31, 2020 , the Fund did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers , Reimbursements and Recoupments : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30,
2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company , as defined in the
1940 Act ("Independent Directors"), or by a vote of a majority of the outst anding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2020, the amount waived was $1,862.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitation as a percentage of average daily net assets is 0.22%.
The Manager has agreed not to reduce or discontinue this contractual expense limitation through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, the Manager waived and/
or reimbursed investment advisory fees of $55,821 and $115,116, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed, respectively, in the Statement of Operations.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses at 0.05% of average daily net assets. The Manager has agreed not to reduce or discontinue the contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed in the Statement of Operations. For the year ended December 31, 2020, class specific expense reimbursements were $10,224.
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
36
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund's contractual caps on net expenses will be terminated.
As of December 31, 2020, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
December 31, 2020:
Securities Lending: Th e U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2020, the Fund paid BIM $77,212 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the F und may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interf und Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2020, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in c ompliance with Rule 17a-7 under the 1940 Act were as follows:
Expiring December 31,
2021 2022
Fund Level ........................................................................................ $ 94,540 $ 55,821
Class I ........................................................................................... 59,192 125,340
Fund Level ............................................................................................................... $ 23,988
Class I .................................................................................................................. 23,136
Purchases ............................................................................................................... $ 4,222,039
Sales ................................................................................................................... 15,548,298
Net Realized Gain .......................................................................................................... 8,584,472

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, excluding short-term securities, were $39,832,953 and $51,691,730, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the classification of investments.
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 4,536,019 $ 4,509,217
Long-term capital gains ........................................................................................ 8,661,710 11,954,735
$ 13,197,729 $ 16,463,952
Undistributed ordinary income ............................................................................................. $ 782,883
Undistributed long-term capital gains ......................................................................................... 2,518,168
Net unrealized gains (losses)
(a)
............................................................................................ 95,467,586
$ 98,768,637
Tax cost ........................................................................................................... $ 252,200,068
Gross unrealized appreciation ............................................................................................ $ 129,446,656
Gross unrealized depreciation ............................................................................................ (33,993,585)
Net unrealized appreciation (depreciation) .................................................................................... $ 95,453,071

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report To Shareholders
38
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
As of December 31, 2020, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 710 Class I Shares of the Fund.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Class I
Shares sold .............................................
329,949 $ 3,206,206 212,162 $ 2,346,973
Shares issued in reinvestment of distributions ........................
1,040,479 13,197,337 1,462,487 16,461,340
Shares redeemed .........................................
(1,786,888) (18,669,972) (1,776,621) (19,626,554)
Net decrease ..............................................
(416,460) $ (2,266,429) (101,972) $ (818,241)

Report of Independent Registered Public Accounting Firm
2020
BlackRock Annual Report To Shareholders
40
To the Shareholders of BlackRock Small Cap Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Small Cap Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The financial highlights for each of the two years in the period ended December 31, 2017 of the Fund were audited by other auditors whose report dated February 23, 2018, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
41
Glossary of Terms Used in this Report
Portfolio Abbreviations
CVR Contingent Value Rights
REIT Real Estate Investment Trust

Statement Regarding Liquidity Risk Management Program
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Variable Series Funds, Inc. (“Variable Series
Funds”) and BlackRock Variable Series Funds II, Inc. (“Variable Series Funds II” and together with Variable Series Funds, the "Companies" and each, a "Company") has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap
Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage U.S. Total Market V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital
Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund,
BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund,
BlackRock Small Cap Index V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund (the "Funds"), each a series of the Variable Series
Funds or Variable Series Funds II, as applicable, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Directors (the “Board”) of Variable Series Funds, on behalf of BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund,
BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage U.S. Total Market V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I.
Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock International Index V.I. Fund, BlackRock International V.I. Fund, BlackRock
Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund, met on
November 10-11, 2020 and the Board of Variable Series Funds II, on behalf of BlackRock High Yield V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S.
Government Bond V.I. Fund, met on November 18-19, 2020 (the “Meeting”) to review the Program. The Boards previously appointed BlackRock Advisors, LLC or BlackRock
Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meetings, the Committee, on behalf of BlackRock, provided the Boards with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s
Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Boards stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Director and Officer Information
2020
BlackRock Annual Report to Shareholders
BlackRock Variable Series Funds, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
and Director
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
33 RICs consisting of 159 Portfolios None
Bruce R. Bond
1946
Director
(Since 2007)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
33 RICs consisting of 159 Portfolios None
Susan J. Carter
1956
Director
(Since 2019)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019.
33 RICs consisting of 159 Portfolios None
Collette Chilton
1958
Director
(Since 2019)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006.
33 RICs consisting of 159 Portfolios None
Neil A. Cotty
1954
Director
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
33 RICs consisting of 159 Portfolios None
Lena G. Goldberg
1949
Director
(Since 2016)
Senior Lecturer, Harvard Business School, since 2008; Director,
Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/
Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President
- Strategic Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from 1985 to
1996 and Associate thereof from 1979 to 1985.
33 RICs consisting of 159 Portfolios None
Henry R. Keizer
1956
Director
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
33 RICs consisting of 159 Portfolios Hertz Global Holdings
(car rental); Montpelier Re
Holdings, Ltd. (publicly
held property and casualty
reinsurance) from 2013
until 2015; WABCO
(commercial vehicle safety
systems); Sealed Air Corp.
(packaging)
Cynthia A. Montgomery
1952
Director
(Since 2019)
Professor, Harvard Business School since 1989. 33 RICs consisting of 159 Portfolios Newell Rubbermaid, Inc.
(manufacturing)

Director and Officer Information
(continued)
Director and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Donald C. Opatrny
1952
Director
(Since 2015)
Trustee, Vice Chair, Member of the Executive Committee
and Chair of the Investment Committee, Cornell University
since 2004; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2018; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
33 RICs consisting of 159 Portfolios None
Joseph P. Platt
1947
Director
(Since 2019)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
33 RICs consisting of 159 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Director
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman
of the Professional Ethics Committee of the Pennsylvania
Institute of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007.
33 RICs consisting of 159 Portfolios None
Claire A. Walton
1957
Director
(Since 2019)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
33 RICs consisting of 159 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2020
BlackRock Annual Report to Shareholders
Interested Directors
(a)(d)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The
Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Director joined the Board, certain Independent Directors first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A.
Montgomery, 1994; Joseph P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
117 RICs consisting of 267 Portfolios None
John M. Perlowski
(e)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
118 RICs consisting of 268 Portfolios None

Director and Officer Information
(continued)
Director and Officer Information
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company’s Directors and Officers is available in the Company’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews
1966
Chief Financial Officer
(Since 2007)
Chief Financial Officer of the iShares
®
exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc.
since 2006.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

Director and Officer Information
2020
BlackRock Annual Report to Shareholders
BlackRock Variable Series Funds II, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Director
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
84 RICs consisting of 108 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Director
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
84 RICs consisting of 108 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Director
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June 2015 and from 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to July 2020.
84 RICs consisting of 108 Portfolios None
Cynthia L. Egan
1955
Director
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
84 RICs consisting of 108 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Director
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year.
85 RICs consisting of 109 Portfolios None
R. Glenn Hubbard
1958
Director
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
84 RICs consisting of 108 Portfolios ADP (data and information services); Metropolitan
Life Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Director
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
85 RICs consisting of 109 Portfolios None

Director and Officer Information
(continued)
Director and Officer Information
Interested Directors
(a)(e)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Directors became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Catherine A. Lynch
(d)
1961
Director
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
85 RICs consisting of 109 Portfolios None
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
117 RICs consisting of 267 Portfolios None
John M. Perlowski
(d)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
118 RICs consisting of 268 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2020
BlackRock Annual Report to Shareholders
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company’s Directors and Officers is available in the Company’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews
1966
Chief Financial Officer
(Since 2007)
Chief Financial Officer of the iShares
®
exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc.
since 2006.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

Additional Information
Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market V.I. Fund) file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The BlackRock Government Money Market V.I. Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com/prospectus/insurance ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Additional Information
(continued)
2020
BlackRock Annual Report to Shareholders
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(d)
New York, NY 10179
Brown Brothers Harriman & Co.
(e)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
(f)
New York, NY 10019
Willkie Farr & Gallagher LLP
(g)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I.
Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage U.S. Total
Market V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Government Money Market V.I. Fund, BlackRock
High Yield V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Small Cap Index V.I. Fund, BlackRock
Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.
(e)
For BlackRock Global Allocation V.I. Fund, BlackRock International V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund.
(f)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage U.S. Total Market
V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government
Money Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund,
BlackRock S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(g)
For BlackRock High Yield V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.

Want to know more?
blackrock.com | 800-441-7762
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the Funds.
Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. BlackRock Government Money
Market V.I. Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
VS-12/20-AR

Item 2 –           Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –           Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 60/40 Target Allocation ETF V.I. Fund	$20,400	$20,400	$0	$750	$13,500	$13,900	$0	$0
BlackRock Advantage Large Cap Core V.I. Fund	$30,294	$30,294	$0	$0	$12,700	$13,100	$0	$0
BlackRock Advantage Large Cap Value V.I. Fund	$22,032	$22,032	$0	$0	$12,700	$13,100	$0	$0
BlackRock Advantage U.S. Total Market V.I. Fund	$27,234	$27,234	$0	$0	$12,700	$13,100	$0	$0
BlackRock Basic Value V.I. Fund	$30,600	$37,536	$0	$0	$12,700	$13,100	$0	$0
BlackRock Capital Appreciation V.I. Fund	$24,684	$24,684	$0	$0	$12,700	$13,100	$0	$0
BlackRock Equity Dividend V.I. Fund	$19,584	$19,584	$0	$0	$8,000	$8,200	$0	$0
BlackRock Global Allocation V.I. Fund	$51,306	$51,306	$0	$0	$20,000	$20,000	$0	$0
BlackRock Government Money Market V.I. Fund	$26,520	$26,520	$0	$750	$9,500	$9,800	$0	$0
BlackRock International Index V.I. Fund	$33,660	$33,660	$0	$9,500	$13,700	$14,100	$0	$0
BlackRock International V.I. Fund	$30,090	$30,090	$0	$0	$13,700	$14,100	$0	$0
BlackRock Large Cap Focus Growth V.I. Fund	$22,032	$22,032	$0	$0	$12,700	$13,100	$0	$0
BlackRock Managed Volatility V.I. Fund	$34,680	$34,680	$0	$0	$20,000	$20,000	$0	$0
BlackRock S&P 500 Index V.I. Fund	$30,294	$30,294	$0	$750	$12,700	$13,100	$0	$0
BlackRock Small Cap Index V.I. Fund	$30,600	$30,600	$0	$10,500	$12,700	$13,100	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$1,984,000	$2,050,500
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $1,984,000 and $2,050,500 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 60/40 Target Allocation ETF V.I. Fund	$13,500	$14,650
BlackRock Advantage Large Cap Core V.I. Fund	$12,700	$13,100
BlackRock Advantage Large Cap Value V.I. Fund	$12,700	$13,100
BlackRock Advantage U.S. Total Market V.I. Fund	$12,700	$13,100
BlackRock Basic Value V.I. Fund	$12,700	$13,100
BlackRock Capital Appreciation V.I. Fund	$12,700	$13,100
BlackRock Equity Dividend V.I. Fund	$8,000	$8,200
BlackRock Global Allocation V.I. Fund	$20,000	$20,000
BlackRock Government Money Market V.I. Fund	$9,500	$10,550
BlackRock International Index V.I. Fund	$13,700	$23,600
BlackRock International V.I. Fund	$13,700	$14,100
BlackRock Large Cap Focus Growth V.I. Fund	$12,700	$13,100
BlackRock Managed Volatility V.I. Fund	$20,000	$20,000
BlackRock S&P 500 Index V.I. Fund	$12,700	$13,850
BlackRock Small Cap Index V.I. Fund	$12,700	$23,600

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$1,984,000	$2,050,500

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 – Audit Committee of Listed Registrant – Not Applicable
Item 6 –           Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: February 26, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: February 26, 2021